FIDELITY(REGISTERED TRADEMARK) ADVISOR
GOVERNMENT INVESTMENT
FUND - CLASS A, CLASS T, CLASS B
AND CLASS C

ANNUAL REPORT
OCTOBER 31, 1999

(2_FIDELITY_LOGOS)(registered trademark)

CONTENTS


PRESIDENT'S MESSAGE           3   Ned Johnson on investing
                                  strategies.

PERFORMANCE                   4   How the fund has done over
                                  time.

FUND TALK                     19  The manager's review of fund
                                  performance, strategy and
                                  outlook.

INVESTMENT CHANGES            22  A summary of major shifts in
                                  the fund's investments over
                                  the past six months.

INVESTMENTS                   23  A complete list of the fund's
                                  investments with their
                                  market values.

FINANCIAL STATEMENTS          28  Statements of assets and
                                  liabilities, operations, and
                                  changes in net assets,  as
                                  well as financial highlights.

NOTES                         37  Notes to the financial
                                  statements.

INDEPENDENT AUDITORS' REPORT  44  The auditors' opinion.

DISTRIBUTIONS                 45


Third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report is printed on recycled paper using soy-based inks.

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE
SUBMITTED FOR THE GENERAL INFORMATION
OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS
IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.

MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED
BY,
ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC,
FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT
INVESTED.

NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY ADVISOR FUND, INCLUDING CHARGES AND EXPENSES, CONTACT YOUR
INVESTMENT PROFESSIONAL FOR A FREE PROSPECTUS. READ IT CAREFULLY
BEFORE YOU INVEST OR SEND MONEY.

PRESIDENT'S MESSAGE


(PHOTO_OF_EDWARD_C_JOHNSON_3D)

DEAR SHAREHOLDER:

All major U.S. equity market indexes posted positive returns for the month of October, led by the technology-heavy NASDAQ Index, which climbed to a record high close during the month. Domestic bonds, however, turned in relatively flat performance, due in large part to lingering fears of a potential interest rate hike by the Federal Reserve Board, and its adoption of a tightening bias during the first week of the month.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.

An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.

If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

Remember to contact your investment professional if you need help with your investments.

Best regards,
Edward C. Johnson 3d

FIDELITY ADVISOR GOVERNMENT INVESTMENT FUND - CLASS A
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the class' income, as reflected in its yield, to measure performance. The initial offering of Class A shares took place on September 3, 1996. Class A shares bear a 0.15% 12b-1 fee. Returns prior to September 3, 1996 are those of Class T, the original class of the fund, and reflect Class T shares' 0.25% 12b-1 fee. If Fidelity had not reimbursed certain class expenses, the past five year and past 10 year total returns would have been lower.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED OCTOBER 31, 1999     PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY ADV GOVERNMENT INV -      -1.53%       40.12%        94.36%
CL A

FIDELITY ADV GOVERNMENT INV -      -6.21%       33.46%        85.13%
CL A  (INCL. 4.75% SALES
CHARGE)

LB Government Bond                 -1.21%       44.88%        109.73%

General US Government Funds        -1.75%       39.00%        94.06%
Average

CUMULATIVE TOTAL RETURNS show Class A's performance in percentage terms over a set period - in this case, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class A's returns to those of the Lehman Brothers Government Bond Index - a market value-weighted index of U.S. government and government agency securities (other than mortgage securities) with maturities of one year or more. To measure how Class A's performance stacked up against its peers, you can compare it to the general U.S. government funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past one year average represents a peer group of 178 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED OCTOBER 31, 1999   PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY ADV GOVERNMENT INV -    -1.53%       6.98%         6.87%
CL A

FIDELITY ADV GOVERNMENT INV -    -6.21%       5.94%         6.35%
CL A  (INCL. 4.75% SALES
CHARGE)

LB Government Bond               -1.21%       7.70%         7.69%

General US Government Funds      -1.75%       6.79%         6.84%
Average

AVERAGE ANNUAL TOTAL RETURNS take Class A shares' cumulative return and show you what would have happened if Class A shares had performed at a constant rate each year.

$10,000 OVER 10 YEARS
             FA Govt Inv -CL A           LB Government Bond
             00265                       LB003
  1989/10/31       9525.00                    10000.00
  1989/11/30       9597.35                    10096.84
  1989/12/31       9644.85                    10113.89
  1990/01/31       9539.90                     9970.71
  1990/02/28       9571.33                     9990.60
  1990/03/31       9585.49                     9988.41
  1990/04/30       9499.38                     9900.32
  1990/05/31       9777.71                    10176.41
  1990/06/30       9918.56                    10337.52
  1990/07/31      10038.78                    10469.77
  1990/08/31       9974.59                    10323.96
  1990/09/30      10040.90                    10422.99
  1990/10/31      10141.77                    10593.28
  1990/11/30      10318.60                    10828.05
  1990/12/31      10451.69                    10995.50
  1991/01/31      10566.36                    11113.54
  1991/02/28      10654.35                    11177.15
  1991/03/31      10697.17                    11233.99
  1991/04/30      10786.05                    11357.28
  1991/05/31      10842.66                    11401.43
  1991/06/30      10836.51                    11385.26
  1991/07/31      10952.67                    11520.35
  1991/08/31      11122.54                    11787.48
  1991/09/30      11323.57                    12034.71
  1991/10/31      11424.73                    12140.08
  1991/11/30      11490.77                    12261.84
  1991/12/31      11857.52                    12679.58
  1992/01/31      11696.69                    12482.18
  1992/02/29      11750.48                    12530.93
  1992/03/31      11669.88                    12457.70
  1992/04/30      11738.26                    12536.18
  1992/05/31      11953.73                    12767.46
  1992/06/30      12119.21                    12950.42
  1992/07/31      12323.84                    13276.79
  1992/08/31      12429.93                    13400.52
  1992/09/30      12545.41                    13590.04
  1992/10/31      12394.15                    13393.96
  1992/11/30      12425.51                    13370.79
  1992/12/31      12626.35                    13595.94
  1993/01/31      12842.59                    13884.71
  1993/02/28      13083.60                    14162.77
  1993/03/31      13158.61                    14210.20
  1993/04/30      13257.74                    14319.50
  1993/05/31      13278.63                    14303.76
  1993/06/30      13540.01                    14621.17
  1993/07/31      13607.06                    14710.36
  1993/08/31      13828.92                    15038.69
  1993/09/30      13854.29                    15096.18
  1993/10/31      13947.22                    15153.24
  1993/11/30      13733.87                    14987.10
  1993/12/31      13807.82                    15045.03
  1994/01/31      14048.57                    15250.95
  1994/02/28      13723.21                    14928.08
  1994/03/31      13308.46                    14592.31
  1994/04/30      13175.68                    14477.55
  1994/05/31      13189.42                    14458.97
  1994/06/30      13144.50                    14425.74
  1994/07/31      13431.07                    14690.90
  1994/08/31      13423.23                    14693.74
  1994/09/30      13234.64                    14486.73
  1994/10/31      13212.26                    14475.80
  1994/11/30      13187.07                    14449.35
  1994/12/31      13276.33                    14537.23
  1995/01/31      13514.67                    14807.85
  1995/02/28      13809.99                    15126.57
  1995/03/31      13901.52                    15221.44
  1995/04/30      14066.16                    15420.36
  1995/05/31      14613.24                    16042.28
  1995/06/30      14715.80                    16165.35
  1995/07/31      14664.13                    16105.89
  1995/08/31      14830.77                    16295.20
  1995/09/30      14965.85                    16452.15
  1995/10/31      15182.74                    16702.66
  1995/11/30      15399.33                    16963.01
  1995/12/31      15619.86                    17203.47
  1996/01/31      15700.02                    17309.05
  1996/02/29      15378.18                    16956.46
  1996/03/31      15236.20                    16814.80
  1996/04/30      15138.34                    16707.47
  1996/05/31      15106.30                    16679.49
  1996/06/30      15282.15                    16894.81
  1996/07/31      15313.00                    16936.56
  1996/08/31      15277.18                    16898.75
  1996/09/30      15519.80                    17179.21
  1996/10/31      15849.72                    17557.16
  1996/11/30      16111.02                    17862.55
  1996/12/31      15938.99                    17680.23
  1997/01/31      15951.81                    17699.91
  1997/02/28      15975.55                    17724.17
  1997/03/31      15800.73                    17536.62
  1997/04/30      16034.57                    17789.75
  1997/05/31      16151.03                    17943.21
  1997/06/30      16317.77                    18144.54
  1997/07/31      16781.54                    18659.55
  1997/08/31      16617.26                    18475.06
  1997/09/30      16854.24                    18752.90
  1997/10/31      17131.57                    19077.30
  1997/11/30      17200.99                    19175.01
  1997/12/31      17375.56                    19375.46
  1998/01/31      17635.57                    19665.33
  1998/02/28      17584.52                    19611.99
  1998/03/31      17612.87                    19667.51
  1998/04/30      17674.70                    19756.04
  1998/05/31      17849.39                    19958.90
  1998/06/30      18024.20                    20185.81
  1998/07/31      18053.37                    20217.07
  1998/08/31      18432.34                    20743.02
  1998/09/30      18903.58                    21302.19
  1998/10/31      18800.58                    21229.62
  1998/11/30      18809.62                    21236.83
  1998/12/31      18840.31                    21284.27
  1999/01/31      18964.15                    21407.77
  1999/02/28      18510.88                    20898.66
  1999/03/31      18580.10                    20980.70
  1999/04/30      18645.79                    21028.24
  1999/05/31      18461.20                    20843.79
  1999/06/30      18391.23                    20801.36
  1999/07/31      18304.42                    20771.21
  1999/08/31      18294.13                    20770.94
  1999/09/30      18499.49                    20939.62
  1999/10/29      18513.09                    20973.20
IMATRL PRASUN   SHR__CHT 19991031 19991109 114740 R00000000000123

$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Government Investment Fund - Class A on October 31, 1989, and the current 4.75% sales charge was paid. As the chart shows, by October 31, 1999, the value of the investment would have grown to $18,513 - a 85.13% increase on the initial investment. For comparison, look at how the Lehman Brothers Government Bond Index did over the same period. With dividends reinvested, the same $10,000 would have grown to $20,973- a 109.73% increase.

(checkmark)UNDERSTANDING
PERFORMANCE

How a fund did yesterday
is no guarantee of how it
will do tomorrow. Bond
prices, for example, generally
move in the opposite direction
of interest rates. In turn, the
share price, return and yield
of a fund that invests in bonds
will vary. That means if you
sell your shares during a
market downturn, you might
lose money. But if you can
ride out the market's ups and
downs, you may have a gain.

TOTAL RETURN COMPONENTS

                  YEARS ENDED OCTOBER 31,                SEPTEMBER 3, 1996
                                                         (COMMENCEMENT OF SALE OF
                                                         CLASS A SHARES) TO  OCTOBER
                                                         31,

                  1999                     1998   1997   1996

Dividend returns  5.56%                    6.12%  6.19%  0.99%

Capital returns   -7.09%                   3.62%  1.90%  2.59%

Total returns     -1.53%                   9.74%  8.09%  3.58%


TOTAL RETURN COMPONENTS include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the class. A capital return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains, if any, paid by the class are reinvested, and exclude the effects of sales charges.

DIVIDENDS AND YIELD

PERIODS ENDED OCTOBER 31, 1999  PAST 1 MONTH  PAST 6 MONTHS  PAST 1 YEAR

Dividends per share             4.69(cents)   26.98(cents)   55.87(cents)

Annualized dividend rate        5.97%         5.71%          5.82%

30-day annualized yield         5.72%         -              -

DIVIDENDS per share show the income paid by the class for a set period and do not reflect any tax reclassifications. If you annualize this number, based on an average share price of $9.25 over the past one month, $9.38 over the past six months and $9.60 over the past one year, you can compare the class' income over these three periods. The 30-day annualized YIELD is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. The offering price used in the calculation of the yield includes the effect of Class A's current 4.75% sales charge.

FIDELITY ADVISOR GOVERNMENT INVESTMENT FUND - CLASS T
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the class' income, as reflected in its yield, to measure performance. If Fidelity had not reimbursed certain class expenses, the past five year and past 10 year total returns would have been lower.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED OCTOBER 31, 1999     PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY ADV GOVERNMENT INV -      -1.71%       39.47%        93.45%
CL T

FIDELITY ADV GOVERNMENT INV -      -5.15%       34.58%        86.68%
CL T  (INCL. 3.50% SALES
CHARGE)

LB Government Bond                 -1.21%       44.88%        109.73%

General US Government Funds        -1.75%       39.00%        94.06%
Average

CUMULATIVE TOTAL RETURNS show Class T's performance in percentage terms over a set period - in this case, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class T's returns to those of the Lehman Brothers Government Bond Index - a market value-weighted index of U.S. government and government agency securities (other than mortgage securities) with maturities of one year or more. To measure how Class T's performance stacked up against its peers, you can compare it to the general U.S. government funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past one year average represents a peer group of 178 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED OCTOBER 31, 1999   PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY ADV GOVERNMENT INV -    -1.71%       6.88%         6.82%
CL T

FIDELITY ADV GOVERNMENT INV -    -5.15%       6.12%         6.44%
CL T  (INCL. 3.50% SALES
CHARGE)

LB Government Bond               -1.21%       7.70%         7.69%

General US Government Funds      -1.75%       6.79%         6.84%
Average

AVERAGE ANNUAL TOTAL RETURNS take Class T shares' cumulative return and show you what would have happened if Class T shares had performed at a constant rate each year.

$10,000 OVER 10 YEARS
             FA Govt Inv -CL T           LB Government Bond
             00167                       LB003
  1989/10/31       9650.00                    10000.00
  1989/11/30       9723.30                    10096.84
  1989/12/31       9771.42                    10113.89
  1990/01/31       9665.10                     9970.71
  1990/02/28       9696.94                     9990.60
  1990/03/31       9711.28                     9988.41
  1990/04/30       9624.04                     9900.32
  1990/05/31       9906.03                    10176.41
  1990/06/30      10048.72                    10337.52
  1990/07/31      10170.52                    10469.77
  1990/08/31      10105.49                    10323.96
  1990/09/30      10172.67                    10422.99
  1990/10/31      10274.86                    10593.28
  1990/11/30      10454.02                    10828.05
  1990/12/31      10588.85                    10995.50
  1991/01/31      10705.03                    11113.54
  1991/02/28      10794.17                    11177.15
  1991/03/31      10837.55                    11233.99
  1991/04/30      10927.60                    11357.28
  1991/05/31      10984.95                    11401.43
  1991/06/30      10978.72                    11385.26
  1991/07/31      11096.41                    11520.35
  1991/08/31      11268.51                    11787.48
  1991/09/30      11472.17                    12034.71
  1991/10/31      11574.66                    12140.08
  1991/11/30      11641.57                    12261.84
  1991/12/31      12013.13                    12679.58
  1992/01/31      11850.19                    12482.18
  1992/02/29      11904.69                    12530.93
  1992/03/31      11823.03                    12457.70
  1992/04/30      11892.31                    12536.18
  1992/05/31      12110.60                    12767.46
  1992/06/30      12278.25                    12950.42
  1992/07/31      12485.57                    13276.79
  1992/08/31      12593.05                    13400.52
  1992/09/30      12710.04                    13590.04
  1992/10/31      12556.80                    13393.96
  1992/11/30      12588.57                    13370.79
  1992/12/31      12792.05                    13595.94
  1993/01/31      13011.13                    13884.71
  1993/02/28      13255.30                    14162.77
  1993/03/31      13331.29                    14210.20
  1993/04/30      13431.73                    14319.50
  1993/05/31      13452.89                    14303.76
  1993/06/30      13717.70                    14621.17
  1993/07/31      13785.63                    14710.36
  1993/08/31      14010.40                    15038.69
  1993/09/30      14036.11                    15096.18
  1993/10/31      14130.25                    15153.24
  1993/11/30      13914.10                    14987.10
  1993/12/31      13989.03                    15045.03
  1994/01/31      14232.93                    15250.95
  1994/02/28      13903.31                    14928.08
  1994/03/31      13483.12                    14592.31
  1994/04/30      13348.59                    14477.55
  1994/05/31      13362.51                    14458.97
  1994/06/30      13317.00                    14425.74
  1994/07/31      13607.33                    14690.90
  1994/08/31      13599.39                    14693.74
  1994/09/30      13408.33                    14486.73
  1994/10/31      13385.65                    14475.80
  1994/11/30      13360.13                    14449.35
  1994/12/31      13450.56                    14537.23
  1995/01/31      13692.02                    14807.85
  1995/02/28      13991.22                    15126.57
  1995/03/31      14083.95                    15221.44
  1995/04/30      14250.75                    15420.36
  1995/05/31      14805.01                    16042.28
  1995/06/30      14908.92                    16165.35
  1995/07/31      14856.57                    16105.89
  1995/08/31      15025.40                    16295.20
  1995/09/30      15162.25                    16452.15
  1995/10/31      15381.99                    16702.66
  1995/11/30      15601.42                    16963.01
  1995/12/31      15824.85                    17203.47
  1996/01/31      15906.06                    17309.05
  1996/02/29      15579.99                    16956.46
  1996/03/31      15436.15                    16814.80
  1996/04/30      15337.01                    16707.47
  1996/05/31      15304.54                    16679.49
  1996/06/30      15482.70                    16894.81
  1996/07/31      15513.96                    16936.56
  1996/08/31      15477.67                    16898.75
  1996/09/30      15722.72                    17179.21
  1996/10/31      16055.45                    17557.16
  1996/11/30      16318.95                    17862.55
  1996/12/31      16160.67                    17680.23
  1997/01/31      16154.03                    17699.91
  1997/02/28      16176.95                    17724.17
  1997/03/31      15998.53                    17536.62
  1997/04/30      16216.82                    17789.75
  1997/05/31      16350.85                    17943.21
  1997/06/30      16535.82                    18144.54
  1997/07/31      16986.18                    18659.55
  1997/08/31      16817.97                    18475.06
  1997/09/30      17056.50                    18752.90
  1997/10/31      17335.76                    19077.30
  1997/11/30      17397.29                    19175.01
  1997/12/31      17568.05                    19375.46
  1998/01/31      17829.83                    19665.33
  1998/02/28      17776.83                    19611.99
  1998/03/31      17803.99                    19667.51
  1998/04/30      17865.04                    19756.04
  1998/05/31      18039.93                    19958.90
  1998/06/30      18233.75                    20185.81
  1998/07/31      18243.10                    20217.07
  1998/08/31      18605.78                    20743.02
  1998/09/30      19099.26                    21302.19
  1998/10/31      18993.74                    21229.62
  1998/11/30      19000.49                    21236.83
  1998/12/31      19030.43                    21284.27
  1999/01/31      19154.91                    21407.77
  1999/02/28      18676.91                    20898.66
  1999/03/31      18765.10                    20980.70
  1999/04/30      18830.18                    21028.24
  1999/05/31      18622.75                    20843.79
  1999/06/30      18550.53                    20801.36
  1999/07/31      18481.27                    20771.21
  1999/08/31      18449.86                    20770.94
  1999/09/30      18655.95                    20939.62
  1999/10/29      18668.39                    20973.20
IMATRL PRASUN   SHR__CHT 19991031 19991111 162359 R00000000000123

$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Government Investment Fund - Class T on October 31, 1989, and the current 3.50% sales charge was paid. As the chart shows, by October 31, 1999 the value of the investment would have grown to $18,668 - a 86.68% increase on the initial investment. For comparison, look at how the Lehman Brothers Government Bond Index did over the same period. With dividends reinvested the same $10,000 would have grown to $20,973 - a 109.73% increase.

(checkmark)UNDERSTANDING
PERFORMANCE

How a fund did yesterday
is no guarantee of how it will
do tomorrow. Bond prices, for
example, generally move in
the opposite direction of
interest rates. In turn, the
share price, return and yield
of a fund that invests in bonds
will vary. That means if you
sell your shares during a
market downturn, you might
lose money. But if you can
ride out the market's ups and
downs, you may have a gain.

TOTAL RETURN COMPONENTS

                    YEARS ENDED OCTOBER 31,

                    1999                     1998   1997   1996    1995

Dividend returns    5.48%                    5.94%  6.07%  6.24%   6.99%

Capital returns     -7.19%                   3.62%  1.90%  -1.86%   7.92%

Total returns       -1.71%                   9.56%  7.97%  4.38%   14.91%

TOTAL RETURN COMPONENTS include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the class. A capital return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains, if any, paid by the class are reinvested and exclude the effects of sales charges.

DIVIDENDS AND YIELD

PERIODS ENDED OCTOBER 31, 1999  PAST 1 MONTH  PAST 6 MONTHS  PAST 1 YEAR

Dividends per share             4.62(cents)   26.57(cents)   55.08(cents)

Annualized dividend rate        5.89%         5.63%          5.74%

30-day annualized yield         5.72%         -              -

DIVIDENDS per share show the income paid by the class for a set period and do not reflect any tax reclassifications. If you annualize this number, based on an average share price of $9.24 over the past one month, $9.37 over the past six months and $9.60 over the past one year, you can compare the class' income over these three periods. The 30-day annualized YIELD is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. The offering price used in the calculation of the yield includes the effect of Class T's current 3.50% sales charge.

FIDELITY ADVISOR GOVERNMENT INVESTMENT FUND - CLASS B
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the class' income, as reflected in its yield, to measure performance. The initial offering of Class B shares took place on June 30, 1994. Class B shares bear a 0.90% 12b-1 fee (1.00% prior to January 1, 1996). Returns prior to June 30, 1994 are those of Class T, the original class of the fund, and reflect Class T shares' 0.25% 12b-1 fee. Had Class B's 12b-1 fee been reflected, returns prior to June 30, 1994 would have been lower. Class B shares' contingent deferred sales charges included in the past one year, past five years and past 10 years total return figures are 5%, 2% and 0%, respectively. If Fidelity had not reimbursed certain class expenses, the past five year and past 10 year total returns would have been lower.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED OCTOBER 31, 1999     PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY ADV GOVERNMENT INV -      -2.24%       35.09%        86.61%
CL B

FIDELITY ADV GOVERNMENT INV -      -6.88%       33.09%        86.61%
CL B  (INCL. CONTINGENT
DEFERRED SALES CHARGE)

LB Government Bond                 -1.21%       44.88%        109.73%

General US Government Funds        -1.75%       39.00%        94.06%
Average

CUMULATIVE TOTAL RETURNS show Class B's performance in percentage terms over a set period - in this case, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class B's returns to those of the Lehman Brothers Government Bond Index - a market value-weighted index of U.S. government and government agency securities (other than mortgage securities) with maturities of one year or more. To measure how Class B's performance stacked up against its peers, you can compare it to the general U.S. government funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past one year average represents a peer group of 178 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED OCTOBER 31, 1999   PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY ADV GOVERNMENT INV -    -2.24%       6.20%         6.44%
CL B

FIDELITY ADV GOVERNMENT INV -    -6.88%       5.88%         6.44%
CL B  (INCL. CONTINGENT
DEFERRED SALES CHARGE)

LB Government Bond               -1.21%       7.70%         7.69%

General US Government Funds      -1.75%       6.79%         6.84%
Average

AVERAGE ANNUAL TOTAL RETURNS take Class B shares' cumulative return and show you what would have happened if Class B shares had performed at a constant rate each year.

$10,000 OVER 10 YEARS
             FA Govt Inv -CL B           LB Government Bond
             00667                       LB003
  1989/10/31      10000.00                    10000.00
  1989/11/30      10075.96                    10096.84
  1989/12/31      10125.82                    10113.89
  1990/01/31      10015.65                     9970.71
  1990/02/28      10048.64                     9990.60
  1990/03/31      10063.51                     9988.41
  1990/04/30       9973.10                     9900.32
  1990/05/31      10265.32                    10176.41
  1990/06/30      10413.18                    10337.52
  1990/07/31      10539.40                    10469.77
  1990/08/31      10472.01                    10323.96
  1990/09/30      10541.62                    10422.99
  1990/10/31      10647.53                    10593.28
  1990/11/30      10833.18                    10828.05
  1990/12/31      10972.90                    10995.50
  1991/01/31      11093.30                    11113.54
  1991/02/28      11185.67                    11177.15
  1991/03/31      11230.62                    11233.99
  1991/04/30      11323.94                    11357.28
  1991/05/31      11383.37                    11401.43
  1991/06/30      11376.91                    11385.26
  1991/07/31      11498.87                    11520.35
  1991/08/31      11677.21                    11787.48
  1991/09/30      11888.26                    12034.71
  1991/10/31      11994.46                    12140.08
  1991/11/30      12063.80                    12261.84
  1991/12/31      12448.84                    12679.58
  1992/01/31      12279.99                    12482.18
  1992/02/29      12336.47                    12530.93
  1992/03/31      12251.84                    12457.70
  1992/04/30      12323.63                    12536.18
  1992/05/31      12549.85                    12767.46
  1992/06/30      12723.58                    12950.42
  1992/07/31      12938.42                    13276.79
  1992/08/31      13049.80                    13400.52
  1992/09/30      13171.03                    13590.04
  1992/10/31      13012.23                    13393.96
  1992/11/30      13045.15                    13370.79
  1992/12/31      13256.01                    13595.94
  1993/01/31      13483.04                    13884.71
  1993/02/28      13736.06                    14162.77
  1993/03/31      13814.81                    14210.20
  1993/04/30      13918.89                    14319.50
  1993/05/31      13940.82                    14303.76
  1993/06/30      14215.23                    14621.17
  1993/07/31      14285.63                    14710.36
  1993/08/31      14518.55                    15038.69
  1993/09/30      14545.19                    15096.18
  1993/10/31      14642.75                    15153.24
  1993/11/30      14418.76                    14987.10
  1993/12/31      14496.40                    15045.03
  1994/01/31      14749.15                    15250.95
  1994/02/28      14407.57                    14928.08
  1994/03/31      13972.14                    14592.31
  1994/04/30      13832.74                    14477.55
  1994/05/31      13847.16                    14458.97
  1994/06/30      13800.00                    14425.74
  1994/07/31      14076.83                    14690.90
  1994/08/31      14071.32                    14693.74
  1994/09/30      13845.66                    14486.73
  1994/10/31      13813.26                    14475.80
  1994/11/30      13777.88                    14449.35
  1994/12/31      13861.86                    14537.23
  1995/01/31      14101.69                    14807.85
  1995/02/28      14404.03                    15126.57
  1995/03/31      14490.66                    15221.44
  1995/04/30      14653.09                    15420.36
  1995/05/31      15213.82                    16042.28
  1995/06/30      15311.15                    16165.35
  1995/07/31      15247.14                    16105.89
  1995/08/31      15410.72                    16295.20
  1995/09/30      15541.52                    16452.15
  1995/10/31      15772.98                    16702.66
  1995/11/30      15988.22                    16963.01
  1995/12/31      16207.92                    17203.47
  1996/01/31      16281.58                    17309.05
  1996/02/29      15939.49                    16956.46
  1996/03/31      15784.34                    16814.80
  1996/04/30      15658.81                    16707.47
  1996/05/31      15616.26                    16679.49
  1996/06/30      15806.18                    16894.81
  1996/07/31      15829.32                    16936.56
  1996/08/31      15783.19                    16898.75
  1996/09/30      16024.94                    17179.21
  1996/10/31      16355.29                    17557.16
  1996/11/30      16616.22                    17862.55
  1996/12/31      16430.25                    17680.23
  1997/01/31      16432.61                    17699.91
  1997/02/28      16430.22                    17724.17
  1997/03/31      16257.34                    17536.62
  1997/04/30      16470.48                    17789.75
  1997/05/31      16579.75                    17943.21
  1997/06/30      16758.58                    18144.54
  1997/07/31      17206.19                    18659.55
  1997/08/31      17026.25                    18475.06
  1997/09/30      17276.82                    18752.90
  1997/10/31      17532.08                    19077.30
  1997/11/30      17585.29                    19175.01
  1997/12/31      17748.39                    19375.46
  1998/01/31      18021.64                    19665.33
  1998/02/28      17940.69                    19611.99
  1998/03/31      17958.28                    19667.51
  1998/04/30      18010.31                    19756.04
  1998/05/31      18176.86                    19958.90
  1998/06/30      18362.52                    20185.81
  1998/07/31      18380.47                    20217.07
  1998/08/31      18735.89                    20743.02
  1998/09/30      19204.42                    21302.19
  1998/10/31      19087.71                    21229.62
  1998/11/30      19084.85                    21236.83
  1998/12/31      19124.15                    21284.27
  1999/01/31      19220.07                    21407.77
  1999/02/28      18749.28                    20898.66
  1999/03/31      18808.12                    20980.70
  1999/04/30      18863.44                    21028.24
  1999/05/31      18664.85                    20843.79
  1999/06/30      18582.63                    20801.36
  1999/07/31      18483.54                    20771.21
  1999/08/31      18462.08                    20770.94
  1999/09/30      18638.49                    20939.62
  1999/10/29      18660.96                    20973.20
IMATRL PRASUN   SHR__CHT 19991031 19991109 114938 R00000000000123

$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Government Investment Fund - Class B on October 31, 1989. As the chart shows, by October 31, 1999, the value of the investment would have grown to $18,661 - a 86.61% increase on the initial investment. For comparison, look at how the Lehman Brothers Government Bond Index did over the same period. With dividends reinvested the same $10,000 would have grown to $20,973 - a 109.73% increase.

(checkmark)UNDERSTANDING
PERFORMANCE

How a fund did yesterday
is no guarantee of how it will
do tomorrow. Bond prices, for
example, generally move in
the opposite direction of
interest rates. In turn, the
share price, return and yield
of a fund that invests in bonds
will vary. That means if you
sell your shares during a
market downturn, you might
lose money. But if you can
ride out the market's ups and
downs, you may have a gain.

TOTAL RETURN COMPONENTS

                  YEARS ENDED OCTOBER 31,

                  1999                     1998   1997   1996    1995

Dividend returns  4.85%                    5.25%  5.41%  5.55%   6.15%

Capital returns   -7.09%                   3.62%  1.79%  -1.86%   8.04%

Total returns     -2.24%                   8.87%  7.20%  3.69%   14.19%

TOTAL RETURN COMPONENTS include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the class. A capital return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains, if any, paid by the class are reinvested and exclude the effects of sales charges.

DIVIDENDS AND YIELD

PERIODS ENDED OCTOBER 31, 1999  PAST 1 MONTH  PAST 6 MONTHS  PAST 1 YEAR

Dividends per share             4.12(cents)   23.55(cents)   48.96(cents)

Annualized dividend rate        5.25%         4.99%          5.11%

30-day annualized yield         5.30%         -              -

DIVIDENDS per share show the income paid by the class for a set period and do not reflect any tax reclassifications. If you annualize this number, based on an average share price of $9.24 over the past one month, $9.37 over the past six months, and $9.59 over the past one year, you can compare the class' income over these three periods. The 30-day annualized YIELD is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. The offering share price used in the calculation of the yield excludes the effect of Class B's contingent deferred sales charge.

FIDELITY ADVISOR GOVERNMENT INVESTMENT FUND - CLASS C
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the class' income, as reflected in its yield, to measure performance. The initial offering of Class C shares took place on November 3, 1997. Class C shares bear a 1.00% 12b-1 fee. Returns between June 30, 1994 and November 3, 1997 are those of Class B shares and reflect Class B shares' 0.90% 12b-1 fee (1.00% prior to January 1, 1996). Returns prior to June 30, 1994 are those of Class T, the original class of the fund, and reflect Class T shares' 0.25% 12b-1 fee. Had Class C shares' 12b-1 fee been reflected, returns between November 3, 1997 and January 1, 1996 and prior to June 30, 1994 would have been lower. Class C shares' contingent deferred sales charge included in the past one year, past five years and past 10 years total return figures are 1%, 0%, and 0%, respectively. If Fidelity had not reimbursed certain class expenses, the past five year and past 10 year total returns would have been lower.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED OCTOBER 31, 1999     PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY ADV GOVERNMENT INV -      -2.43%       34.64%        85.98%
CL C

FIDELITY ADV GOVERNMENT INV -      -3.36%       34.64%        85.98%
CL C  (INCL. CONTINGENT
DEFERRED SALES CHARGE)

LB Government Bond                 -1.21%       44.88%        109.73%

General US Government Funds        -1.75%       39.00%        94.06%
Average

CUMULATIVE TOTAL RETURNS show Class C's performance in percentage terms over a set period - in this case, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class C's returns to those of the Lehman Brothers Government Bond Index - a market value-weighted index of U.S. government and government agency securities (other than mortgage securities) with maturities of one year or more. To measure how Class C's performance stacked up against its peers, you can compare it to the general U.S. government funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past one year average represents a peer group of 178 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED OCTOBER 31, 1999   PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY ADV GOVERNMENT INV -    -2.43%       6.13%         6.40%
CL C

FIDELITY ADV GOVERNMENT INV -    -3.36%       6.13%         6.40%
CL C  (INCL. CONTINGENT
DEFERRED SALES CHARGE)

LB Government Bond               -1.21%       7.70%         7.69%

General US Government Funds      -1.75%       6.79%         6.84%
Average

AVERAGE ANNUAL TOTAL RETURNS take Class C shares' cumulative return and show you what would have happened if Class C shares had performed at a constant rate each year.

$10,000 OVER 10 YEARS
             FA Govt Inv -CL C           LB Government Bond
             00489                       LB003
  1989/10/31      10000.00                    10000.00
  1989/11/30      10075.96                    10096.84
  1989/12/31      10125.82                    10113.89
  1990/01/31      10015.65                     9970.71
  1990/02/28      10048.64                     9990.60
  1990/03/31      10063.51                     9988.41
  1990/04/30       9973.10                     9900.32
  1990/05/31      10265.32                    10176.41
  1990/06/30      10413.18                    10337.52
  1990/07/31      10539.40                    10469.77
  1990/08/31      10472.01                    10323.96
  1990/09/30      10541.62                    10422.99
  1990/10/31      10647.53                    10593.28
  1990/11/30      10833.18                    10828.05
  1990/12/31      10972.90                    10995.50
  1991/01/31      11093.30                    11113.54
  1991/02/28      11185.67                    11177.15
  1991/03/31      11230.62                    11233.99
  1991/04/30      11323.94                    11357.28
  1991/05/31      11383.37                    11401.43
  1991/06/30      11376.91                    11385.26
  1991/07/31      11498.87                    11520.35
  1991/08/31      11677.21                    11787.48
  1991/09/30      11888.26                    12034.71
  1991/10/31      11994.46                    12140.08
  1991/11/30      12063.80                    12261.84
  1991/12/31      12448.84                    12679.58
  1992/01/31      12279.99                    12482.18
  1992/02/29      12336.47                    12530.93
  1992/03/31      12251.84                    12457.70
  1992/04/30      12323.63                    12536.18
  1992/05/31      12549.85                    12767.46
  1992/06/30      12723.58                    12950.42
  1992/07/31      12938.42                    13276.79
  1992/08/31      13049.80                    13400.52
  1992/09/30      13171.03                    13590.04
  1992/10/31      13012.23                    13393.96
  1992/11/30      13045.15                    13370.79
  1992/12/31      13256.01                    13595.94
  1993/01/31      13483.04                    13884.71
  1993/02/28      13736.06                    14162.77
  1993/03/31      13814.81                    14210.20
  1993/04/30      13918.89                    14319.50
  1993/05/31      13940.82                    14303.76
  1993/06/30      14215.23                    14621.17
  1993/07/31      14285.63                    14710.36
  1993/08/31      14518.55                    15038.69
  1993/09/30      14545.19                    15096.18
  1993/10/31      14642.75                    15153.24
  1993/11/30      14418.76                    14987.10
  1993/12/31      14496.40                    15045.03
  1994/01/31      14749.15                    15250.95
  1994/02/28      14407.57                    14928.08
  1994/03/31      13972.14                    14592.31
  1994/04/30      13832.74                    14477.55
  1994/05/31      13847.16                    14458.97
  1994/06/30      13800.00                    14425.74
  1994/07/31      14076.83                    14690.90
  1994/08/31      14071.32                    14693.74
  1994/09/30      13845.66                    14486.73
  1994/10/31      13813.26                    14475.80
  1994/11/30      13777.88                    14449.35
  1994/12/31      13861.86                    14537.23
  1995/01/31      14101.69                    14807.85
  1995/02/28      14404.03                    15126.57
  1995/03/31      14490.66                    15221.44
  1995/04/30      14653.09                    15420.36
  1995/05/31      15213.82                    16042.28
  1995/06/30      15311.15                    16165.35
  1995/07/31      15247.14                    16105.89
  1995/08/31      15410.72                    16295.20
  1995/09/30      15541.52                    16452.15
  1995/10/31      15772.98                    16702.66
  1995/11/30      15988.22                    16963.01
  1995/12/31      16207.92                    17203.47
  1996/01/31      16281.58                    17309.05
  1996/02/29      15939.49                    16956.46
  1996/03/31      15784.34                    16814.80
  1996/04/30      15658.81                    16707.47
  1996/05/31      15616.26                    16679.49
  1996/06/30      15806.18                    16894.81
  1996/07/31      15829.32                    16936.56
  1996/08/31      15783.19                    16898.75
  1996/09/30      16024.94                    17179.21
  1996/10/31      16355.29                    17557.16
  1996/11/30      16616.22                    17862.55
  1996/12/31      16430.25                    17680.23
  1997/01/31      16432.61                    17699.91
  1997/02/28      16430.22                    17724.17
  1997/03/31      16257.34                    17536.62
  1997/04/30      16470.48                    17789.75
  1997/05/31      16579.75                    17943.21
  1997/06/30      16758.58                    18144.54
  1997/07/31      17206.19                    18659.55
  1997/08/31      17026.25                    18475.06
  1997/09/30      17276.82                    18752.90
  1997/10/31      17532.08                    19077.30
  1997/11/30      17581.08                    19175.01
  1997/12/31      17741.84                    19375.46
  1998/01/31      17994.60                    19665.33
  1998/02/28      17929.48                    19611.99
  1998/03/31      17946.49                    19667.51
  1998/04/30      17996.90                    19756.04
  1998/05/31      18161.54                    19958.90
  1998/06/30      18345.24                    20185.81
  1998/07/31      18342.83                    20217.07
  1998/08/31      18695.46                    20743.02
  1998/09/30      19179.86                    21302.19
  1998/10/31      19061.85                    21229.62
  1998/11/30      19057.76                    21236.83
  1998/12/31      19076.58                    21284.27
  1999/01/31      19189.76                    21407.77
  1999/02/28      18699.32                    20898.66
  1999/03/31      18775.55                    20980.70
  1999/04/30      18829.08                    21028.24
  1999/05/31      18609.64                    20843.79
  1999/06/30      18526.18                    20801.36
  1999/07/31      18445.59                    20771.21
  1999/08/31      18403.15                    20770.94
  1999/09/30      18597.23                    20939.62
  1999/10/29      18598.14                    20973.20
IMATRL PRASUN   SHR__CHT 19991031 19991109 114753 R00000000000123

$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Government Investment Fund - Class C on October 31, 1989. As the chart shows, by October 31, 1999, the value of the investment would have grown to $18,598 - a 85.98% increase on the initial investment. For comparison, look at how the Lehman Brothers Government Bond Index did over the same period. With dividends reinvested the same $10,000 would have grown to $20,973 - a 109.73% increase.

(checkmark)UNDERSTANDING
PERFORMANCE

How a fund did yesterday
is no guarantee of how it will
do tomorrow. Bond prices, for
example, generally move in
the opposite direction of
interest rates. In turn, the
share price, return and yield
of a fund that invests in bonds
will vary. That means if you
sell your shares during a
market downturn, you might
lose money. But if you can
ride out the market's ups and
downs, you may have a gain.

TOTAL RETURN COMPONENTS

                  YEAR ENDED OCTOBER 31,  NOVEMBER 3, 1997
                                          (COMMENCEMENT  OF SALE OF
                                          CLASS C SHARES) TO OCTOBER 31,

                  1999                    1998

Dividend returns  4.76%                   5.08%

Capital returns   -7.19%                  3.94%

Total returns     -2.43%                  9.02%

TOTAL RETURN COMPONENTS include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the class. A capital return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains, if any, paid by the class are reinvested and exclude the effects of sales charges.

DIVIDENDS AND YIELD

PERIODS ENDED OCTOBER 31, 1999  PAST 1 MONTH  PAST 6 MONTHS  PAST 1 YEAR

Dividends per share             4.05(cents)   23.08(cents)   48.00(cents)

Annualized dividend rate        5.16%         4.89%          5.01%

30-day annualized yield         5.20%         -              -

DIVIDENDS per share show the income paid by the class for a set period and do not reflect any tax reclassifications. If you annualize this number, based on an average share price of $9.24 over the past one month, $9.37 over the past six months, and $9.59 over the past one year, you can compare the class' income over these three periods. The 30-day annualized YIELD is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. The offering price used in the calculation of the yield excludes the effect of Class C's contingent deferred sales charge.

FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP

Rising interest rates stormed onto
the scene, leaving most bonds
standing by the wayside during
the 12-month period that ended
October 31, 1999. The Lehman
Brothers Aggregate Bond Index, a
popular measure of taxable-bond
performance, could muster only a
0.53% return during the period.
Fear of inflation and runaway
growth in the economy sent rates
higher, and Treasury prices lower.
Anticipation of and reaction to two
quarter-point rate hikes levied by
the Federal Reserve Board in the
summer kept the heat on Treasuries,
erasing a majority of the
interest-rate cuts of 1998. The
Lehman Brothers Treasury Index fell
1.55% during the 12-month period.
Elsewhere, spread sectors -
including corporate bonds and
mortgage securities - enjoyed an
edge over comparable duration
Treasuries. Investors seeking
higher-yielding alternatives to
Treasuries bid spread sector prices
higher from their depressed levels
of last fall. The excitement
surrounding corporate bonds
abated, however, as these issues
were upended in July and August
by market expectations of strong
year-end debt issuance. Corporates
recovered sharply, though, in
September and October in response
to lighter-than-expected supply. The
Lehman Brothers Corporate Bond
Index inched up 0.61% during the
period. In contrast, mortgage
securities mounted a sustained rally
during the period, benefiting from
favorable refinancing and
prepayment levels, as well as
declining interest-rate volatility late
in the period. The Lehman Brothers
Mortgage-Backed Securities Index
returned 2.99% during this time
frame.

(photograph of Tom Silvia)

An interview with Tom Silvia, Portfolio Manager of Fidelity Advisor Government Investment Fund

Q. HOW DID THE FUND PERFORM, TOM?

A. For the 12-month period that ended October 31, 1999, the fund's Class A, Class T, Class B and Class C shares provided total returns of -1.53%, -1.71%, -2.24% and -2.43%, respectively. To get a sense of how the fund did relative to its competitors, the general U.S. government funds average returned -1.75% for the same 12-month period, according to Lipper Inc. Additionally, the Lehman Brothers Government Bond Index, which tracks the types of securities in which the fund invests, returned -1.21% for the same 12-month period.

Q. HOW DID YOU POSITION THE FUND DURING THE PAST SIX MONTHS?

A. The fund had a much larger weighting - compared to the Lehman Brothers Government Bond Index - in agency securities and a much smaller weighting in U.S. Treasuries. In addition, the fund had roughly 20% of its investments in mortgage securities, which are not contained in the index. Both agency and mortgage securities outpaced their Treasury counterparts during the year, so the fund's relatively heavy allocation to those sectors helped performance.

Q. THE PAST YEAR WITNESSED A DRAMATIC SHIFT IN THE DIRECTION OF
INTEREST RATES. HOW DID THAT SHIFT INFLUENCE YOUR STRATEGY?

A. The reversal of interest rates prompted a pronounced change in the types of mortgage securities I emphasized. The biggest risk associated with mortgage securities is a rapid acceleration of prepayment activity that tends to accompany falling interest rates. That's exactly what occurred in 1998 and early 1999 when interest rates fell dramatically and huge waves of homeowners refinanced their mortgages. To help mitigate the damage caused by the crush of prepayment activity, I emphasized mortgage securities that provided some measure of prepayment protection, such as 15-year Fannie Mae securities and 30-year Ginnie Mae securities. But when interest rates reversed course and began to move higher, the threat of prepayments declined dramatically. So I turned my focus toward higher-yielding mortgage securities, selling 15-year Fannie Maes and 30-year Ginnie Maes and purchasing 30-year 7% Fannie Mae and Freddie Mac securities.

Q. WHAT CHOICES DID YOU MAKE IN THE AGENCY SECTOR?

A. The majority of the fund's agency holdings were non-callable, meaning they are protected from being redeemed by their issuer before maturity. Their appeal stems from the fact that the fund can continue to hold onto relatively high yielding bonds even when interest rates are falling and issuers tend to step up their redemption activity. That said, callable bonds were selling at very attractive prices at certain points throughout the period, so I added some.

Q. ARE HIGHER YIELDS THE REASON WHY YOU ADDED MORE AGENCY SECURITIES?

A. That's right. In their quest to boost their earnings, agency issuers dramatically stepped up issuance over the past two years. That resulting supply glut caused agency securities to weaken. Despite their recent disappointing performance, I held onto agency securities for their total return potential and because they offered attractive yields - between 40 and 60 basis points (0.40% and 0.60%) more than Treasuries at the end of the period.

Q. WHAT'S YOUR OUTLOOK?

A. I believe that the yield advantage offered by mortgage and agency securities helps position them to perform better than Treasuries, which is why I'll most likely keep relatively large weightings in them. The reduction in prepayment activity most likely will continue to be positive for mortgage securities, causing the yield spread between mortgage and Treasury securities to narrow. Likewise, agencies could do well to the extent that their spread relationship with Treasuries returns to more normal levels as supply and demand trends stabilize. While the supply of agency securities is forecast to remain heavy next year, we could see more demand because agencies are aggressively marketing their securities to foreign and other non-traditional buyers. Even if spreads remain constant, the yield advantage of mortgage and agency securities could help them to perform better than Treasuries.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER AND DO NOT NECESSARILY REPRESENT THE VIEWS OF FIDELITY OR ANY OTHER PERSON IN THE FIDELITY ORGANIZATION. ANY SUCH VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS AND FIDELITY DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR A FIDELITY FUND ARE BASED ON NUMEROUS FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY FIDELITY FUND.

(checkmark)FUND FACTS

GOAL: seeks a high level of
current income by investing
in U.S. government securities
and instruments related to
U.S. government securities

START DATE: January 7, 1987

SIZE: as of October 31,
1999 more than $383
million

MANAGER: Tom Silvia, since
1998; joined Fidelity in
1993

TOM SILVIA ON CHANGES IN THE
GOVERNMENT BOND MARKET:

"While higher interest rates have
been the primary factor
contributing to the performance of
various fixed-income securities so
far in 1999, supply also has played
a critical role. The supply of
Treasuries diminished, thanks
ultimately to the near decade-long
economic expansion in this country.
Continued economic growth helped
boost tax collections, create a
federal budget surplus and, in turn,
reduce the government's borrowing
needs. In fact, earlier this year the
U.S. Treasury announced that it
will abandon its traditional
November auction of 30-year
bonds, leaving only February and
August auctions. More recently,
the government announced its
intention to buy back Treasury
bonds in 2000, something that it
hasn't done in more than a
century.

"In contrast, agency securities
suffered from oversupply, which
was the key reason they lagged
Treasuries during the past year. In
an attempt to provide investors with
an alternative to safe, liquid U.S.
Treasuries, government agencies
such as Fannie Mae and Freddie
Mac have dramatically stepped up
their issuance of securities. These
agency issuers, which are public
companies, grow their revenues by
purchasing mortgage securities
and selling their own agency
securities with the goal of making
a profit."

INVESTMENT CHANGES


COUPON DISTRIBUTION AS OF
OCTOBER 31, 1999

                           % OF FUND'S INVESTMENTS  % OF FUND'S INVESTMENTS  6
                                                    MONTHS AGO

Zero coupon bonds           1.1                      1.0

5 - 5.99%                   16.0                     11.9

6 - 6.99%                   28.1                     43.0

7 - 7.99%                   18.8                     9.9

8 - 8.99%                   24.6                     16.7

9 - 9.99%                   3.8                      9.6

10 - 10.99%                 0.2                      0.3

11 - 11.99%                 0.7                      0.7

12% and over                4.6                      1.5

COUPON DISTRIBUTION SHOWS THE RANGE OF STATED INTEREST RATES ON THE FUND'S INVESTMENTS, EXCLUDING
SHORT-TERM INVESTMENTS.

AVERAGE YEARS TO MATURITY AS
OF OCTOBER 31, 1999

                                     6 MONTHS AGO

Years                          9.7   9.0

AVERAGE YEARS TO MATURITY IS BASED ON THE AVERAGE TIME REMAINING UNTIL PRINCIPAL PAYMENTS ARE EXPECTED FROM EACH OF THE FUND'S BONDS,
WEIGHTED BY DOLLAR AMOUNT.

DURATION AS OF OCTOBER 31, 1999

                                        6 MONTHS AGO

Years                             5.2   5.2

DURATION SHOWS HOW MUCH A BOND FUND'S PRICE FLUCTUATES WITH CHANGES IN COMPARABLE INTEREST RATES. IF RATES RISE 1%, FOR EXAMPLE, A FUND WITH A FIVE-YEAR DURATION IS LIKELY TO LOSE ABOUT 5% OF ITS VALUE. OTHER FACTORS ALSO CAN INFLUENCE A BOND FUND'S PERFORMANCE AND SHARE PRICE. ACCORDINGLY, A BOND FUND'S ACTUAL PERFORMANCE MAY DIFFER FROM THIS EXAMPLE.

ASSET ALLOCATION (% OF FUND'S
NET ASSETS)

AS OF OCTOBER 31, 1999                                      AS OF APRIL 30, 1999

Mortgage Securities             19.6%                       Mortgage Securities             22.2%

CMOs and Other Mortgage                                     CMOs and Other Mortgage
Related Securities               2.1%                       Related Securities               2.5%

U.S. Treasury  Obligations      24.9%                       U.S. Treasury  Obligations      27.1%

U.S. Government  Agency                                     U.S. Government  Agency
Obligations                     51.2%                       Obligations                     44.9%

Short-Term Investments and                                  Short-Term Investments and
Net Other Assets                 2.2%                       Net Other Assets                 3.3%

Row: 1, Col: 1, Value: 19.6                                 Row: 1, Col: 1, Value: 22.2
Row: 1, Col: 2, Value: 0.0                                  Row: 1, Col: 2, Value: 0.0
Row: 1, Col: 3, Value: 2.1                                  Row: 1, Col: 3, Value: 2.5
Row: 1, Col: 4, Value: 0.0                                  Row: 1, Col: 4, Value: 0.0
Row: 1, Col: 5, Value: 24.9                                 Row: 1, Col: 5, Value: 27.1
Row: 1, Col: 6, Value: 0.0                                  Row: 1, Col: 6, Value: 0.0
Row: 1, Col: 7, Value: 51.2                                 Row: 1, Col: 7, Value: 44.9
Row: 1, Col: 8, Value: 2.2                                  Row: 1, Col: 8, Value: 3.3



INVESTMENTS OCTOBER 31, 1999

Showing Percentage of Net Assets



U.S. GOVERNMENT AND
GOVERNMENT AGENCY
OBLIGATIONS - 76.1%

                                     PRINCIPAL AMOUNT                VALUE (NOTE 1)

U.S. GOVERNMENT AGENCY
OBLIGATIONS - 51.2%

Fannie Mae:

5.125% 2/13/04                       $ 15,000,000                    $ 14,259,300

5.25% 1/15/09                         4,000,000                       3,599,360

5.45% 2/4/02                          6,000,000                       5,874,000

6.25% 5/15/29                         14,800,000                      13,567,456

6.5% 4/29/09                          10,250,000                      9,758,308

Federal Farm Credit Bank:

5.7% 1/18/05                          3,460,000                       3,317,863

5.95% 5/18/05                         2,000,000                       1,938,440

Federal Home Loan Bank:

5.83% 8/25/05                         8,670,000                       8,342,187

5.875% 8/15/01                        6,500,000                       6,469,515

Financing Corp. - coupon              4,500,000                       4,124,205
STRIPS 0% 4/6/01

Freddie Mac:

5.85% 2/21/06                         1,000,000                       955,780

6.25% 10/15/02                        6,700,000                       6,694,774

6.33% 9/21/05                         2,800,000                       2,758,000

7.625% 9/9/09                         23,700,000                      23,777,736

Government Loan Trusts                951,168                         1,003,901
(assets of Trust guaranteed
by U.S. Government through
Agency for International
Development) 8.5% 4/1/06

Government Trust Certificates
(assets of Trust guaranteed
by U.S. Government through
Defense Security Assistance
Agency):

Class 1-C, 9.25% 11/15/01             3,881,291                       3,995,673

Class 2-E 9.4% 5/15/02                585,453                         601,559

Class T-3, 9.625% 5/15/02             309,520                         318,122

Guaranteed Export Trust
Certificates (assets of
Trust guaranteed by U.S.
Government through Export-
Import Bank):

Series 1993 C, 5.2% 10/15/04          212,444                         205,578

Series 1993 D, 5.23% 5/15/05          239,787                         231,177

Series 1994 A, 7.12% 4/15/06          10,510,870                      10,568,681

Series 1994 F, 8.187% 12/15/04        4,335,608                       4,475,055

Series 1995-A, 6.28% 6/15/04          2,064,705                       2,053,094

Guaranteed Trade Trust
Certificates (assets of
Trust guaranteed by U.S.
Government through Export-
Import Bank):

Series 1994 B, 7.5% 1/26/06           200,661                         206,005

Series 1994-A, 7.39% 6/26/06          5,250,000                       5,317,200

Series 1997-A, 6.104% 7/15/03         2,666,666                       2,638,667

U.S. GOVERNMENT AND
GOVERNMENT AGENCY
OBLIGATIONS - CONTINUED

                                     PRINCIPAL AMOUNT                VALUE (NOTE 1)

U.S. GOVERNMENT AGENCY
OBLIGATIONS - CONTINUED

Israel Export Trust                  $ 218,235                       $ 220,115
Certificates (assets of
Trust guaranteed by U.S.
Government through
Export-Import Bank) Series
1994 1, 6.88% 1/26/03

Overseas Private Investment
Corp. U.S. Government
guaranteed participation
certificate:

Series 1994 195, 6.08%                1,629,750                       1,626,784
8/15/04 (callable)

Series 1996-A1, 6.726%                1,913,043                       1,910,767
9/15/10 (callable)

Private Export Funding Corp.
secured:

5.31% 11/15/03 (a)                    1,700,000                       1,610,699

5.65% 3/15/03                         600,250                         593,875

5.82% 6/15/03 (a)                     8,600,000                       8,335,120

6.31% 9/30/04                         11,560,000                      11,458,041

6.86% 4/30/04                         906,750                         912,695

6.9% 1/31/03                          13,830,000                      14,026,663

7.3% 1/31/02                          1,500,000                       1,531,170

8.35% 1/31/01                         4,000,000                       4,101,240

State of Israel (guaranteed           8,000,000                       7,916,000
by U.S. Government through
Agency for International
Development) 6.6% 2/15/08

Tennessee Valley Authority 6%         1,000,000                       998,280
11/1/00

U.S. Department of Housing
and Urban Development
government guaranteed
participation certificates:

Series 99-A, 5.96% 8/1/09             1,800,000                       1,684,044

5.75% 8/1/06                          2,100,000                       1,977,570

U.S. Trade Trust Certificates         450,000                         466,335
(assets of Trust guaranteed
by U.S. Government through
Export-Import Bank) 8.17%
1/15/07

TOTAL U.S. GOVERNMENT AGENCY                                          196,421,034
OBLIGATIONS

U.S. TREASURY OBLIGATIONS -
24.9%

U.S. Treasury Bonds:

6.5% 11/15/26                         3,000,000                       3,035,160

8.75% 5/15/17                         15,765,000                      19,437,772

8.875% 8/15/17                        44,580,000                      55,606,417

U.S. GOVERNMENT AND
GOVERNMENT AGENCY
OBLIGATIONS - CONTINUED

                                     PRINCIPAL AMOUNT                VALUE (NOTE 1)

U.S. TREASURY OBLIGATIONS -
CONTINUED

U.S. Treasury Bonds: -
continued

12% 8/15/13                          $ 4,000,000                     $ 5,483,760

14% 11/15/11                          8,200,000                       11,706,812

TOTAL U.S. TREASURY                                                   95,269,921
OBLIGATIONS

TOTAL U.S. GOVERNMENT AND                                             291,690,955
GOVERNMENT AGENCY OBLIGATIONS
(Cost $301,024,905)

U.S. GOVERNMENT AGENCY -
MORTGAGE SECURITIES - 19.6%



FANNIE MAE - 16.3%

5.5% 7/1/09                           2,097,765                       2,011,275

6% 9/1/08 to 11/1/09                  5,970,122                       5,807,445

6.5% 6/1/07 to 6/1/29                 15,195,889                      14,601,515

7% 4/1/26 to 9/1/29                   21,629,063                      21,251,221

7.5% 11/1/29                          4,000,000                       4,007,500

8% 10/1/29                            8,000,000                       8,150,000

8.25% 12/1/01                         663,031                         682,485

8.5% 9/1/16 to 1/1/17                 82,539                          85,848

9% 11/1/11 to 5/1/14                  3,721,151                       3,790,665

9.25% 9/1/16                          33,278                          35,101

9.5% 11/1/06 to 5/1/20                1,661,487                       1,746,995

11.5% 6/1/19                          311,723                         349,230

12.5% 8/1/15                          15,500                          17,529

                                                                      62,536,809

FREDDIE MAC - 2.0%

6.5% 5/1/08                           206,401                         204,168

6.775% 11/15/03                       4,656,673                       4,603,559

8.5% 8/1/09 to 2/1/10                 226,763                         232,372

9% 10/1/08 to 10/1/20                 793,013                         827,632

9.5% 5/1/21 to 7/1/21                 526,640                         558,039

10.5% 1/1/16 to 12/1/20               362,846                         393,603

11% 7/1/13 to 5/1/14                  394,871                         428,805

12.5% 2/1/10 to 6/1/19                371,198                         418,319

                                                                      7,666,497

GOVERNMENT NATIONAL MORTGAGE
ASSOCIATION - 1.3%

7.5% 9/15/06 to 1/15/08               1,576,277                       1,606,162

U.S. GOVERNMENT AGENCY -
MORTGAGE SECURITIES -
CONTINUED

                                     PRINCIPAL AMOUNT                VALUE (NOTE 1)

GOVERNMENT NATIONAL MORTGAGE
ASSOCIATION - CONTINUED

9% 5/15/01 to 12/15/09               $ 268,988                       $ 274,778

9.5% 11/15/09 to 11/15/20             820,573                         871,224

10.5% 8/15/16 to 1/20/18              492,085                         538,201

11% 12/15/15 to 7/15/19               320,429                         357,478

11.5% 3/15/10 to 8/15/20              1,218,165                       1,363,594

13.5% 7/15/11                         40,796                          47,036

                                                                      5,058,473

TOTAL U.S. GOVERNMENT AGENCY                                          75,261,779
- MORTGAGE SECURITIES
(Cost $76,020,727)

COLLATERALIZED MORTGAGE
OBLIGATIONS - 1.5%



U.S. GOVERNMENT AGENCY - 1.5%

Fannie Mae planned                    2,730,000                       2,717,203
amortization class Series
1993-134 Class GA, 6.5%
2/25/07

Freddie Mac:

planned amortization class            1,627,379                       1,699,082
Series 1141 Class G, 9%
9/15/21

Series 1535 Class PM, 7%              1,432,396                       1,438,663
6/15/01

TOTAL COLLATERALIZED MORTGAGE                                         5,854,948
OBLIGATIONS
(Cost $5,849,675)

COMMERCIAL MORTGAGE
SECURITIES - 0.6%



Fannie Mae ACES REMIC                 2,276,824                       2,282,517
sequential pay Series 1996
M5 Class A1, 7.141% 7/25/10
(Cost $2,296,883)


CASH EQUIVALENTS - 2.1%

                             MATURITY AMOUNT      VALUE (NOTE 1)

Investments in repurchase    $ 8,189,636          $ 8,186,000
agreements (U.S. Government
obligations), in a joint
trading account at 5.33%,
dated 10/29/99 due 11/1/99
(Cost $8,186,000)

TOTAL INVESTMENT PORTFOLIO -                       383,276,199
99.9%  (Cost $393,378,190)

NET OTHER ASSETS - 0.1%                            245,596

NET ASSETS - 100%                                $ 383,521,795

LEGEND

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $9,945,819 or 2.6% of net assets.

INCOME TAX INFORMATION

At October 31, 1999, the aggregate cost of investment securities for income tax purposes was $393,999,983. Net unrealized depreciation aggregated $10,723,784, of which $913,181 related to appreciated investment securities and $11,636,965 related to depreciated investment securities.

At October 31, 1999, the fund had a capital loss carryforward of approximately $8,649,000, all of which will expire on October 31, 2007.

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
                                          OCTOBER 31, 1999

ASSETS

Investment in securities, at                 $ 383,276,199
value (including repurchase
agreements of $8,186,000)
(cost $393,378,190) -  See
accompanying schedule

Cash                                          713

Receivable for investments                    121,179
sold

Receivable for fund shares                    1,611,732
sold

Interest receivable                           5,624,355

 TOTAL ASSETS                                 390,634,178

LIABILITIES

Payable for investments         $ 3,989,451
purchased

Payable for fund shares          2,352,534
redeemed

Distributions payable            367,480

Accrued management fee           137,144

Distribution fees payable        147,297

Other payables and accrued       118,477
expenses

 TOTAL LIABILITIES                            7,112,383

NET ASSETS                                   $ 383,521,795

Net Assets consist of:

Paid in capital                              $ 402,407,284

Undistributed net investment                  487,308
income

Accumulated undistributed net                 (9,270,806)
realized gain (loss) on
investments

Net unrealized appreciation                   (10,101,991)
(depreciation) on investments

NET ASSETS                                   $ 383,521,795

STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                        OCTOBER 31, 1999

CALCULATION OF MAXIMUM             $9.31
OFFERING PRICE CLASS A: NET
ASSET VALUE and redemption
price per share
($15,273,254 (divided by)
1,640,952 shares)

Maximum offering price per         $9.77
share (100/95.25 of $9.31)

CLASS T: NET ASSET VALUE and       $9.30
redemption price per share
($215,089,018 (divided by)
23,116,827 shares)

Maximum offering price per         $9.64
share (100/96.50 of $9.30)

CLASS B: NET ASSET VALUE and       $9.30
offering price per share
($94,871,265 (divided by)
10,204,595 shares) A

CLASS C: NET ASSET VALUE and       $9.30
offering price price per
share   ($35,652,428
(divided by) 3,832,415
shares) A

INSTITUTIONAL CLASS: NET           $9.27
ASSET VALUE, offering price
and redemption price   per
share ($22,635,830 (divided
by) 2,441,010 shares)

A REDEMPTION PRICE PER SHARE IS EQUAL TO NET ASSET VALUE LESS ANY
APPLICABLE CONTINGENT DEFERRED SALES CHARGE.

STATEMENT OF OPERATIONS
                             YEAR ENDED OCTOBER 31, 1999

INVESTMENT INCOME                           $ 23,924,160
Interest

EXPENSES

Management fee                 $ 1,558,916

Transfer agent fees             680,432

Distribution fees               1,592,625

Accounting fees and expenses    111,672

Non-interested trustees'        481
compensation

Custodian fees and expenses     24,754

Registration fees               123,462

Audit                           31,669

Legal                           6,402

 Total expenses before          4,130,413
reductions

 Expense reductions             (4,382)      4,126,031

NET INVESTMENT INCOME                        19,798,129

REALIZED AND UNREALIZED GAIN                 (9,202,613)
(LOSS)
Net realized gain (loss) on
investment securities

Change in net unrealized                     (17,582,000)
appreciation (depreciation)
on investment securities

NET GAIN (LOSS)                              (26,784,613)

NET INCREASE (DECREASE) IN                  $ (6,986,484)
NET ASSETS RESULTING  FROM
OPERATIONS

STATEMENT OF CHANGES IN NET ASSETS

                               YEAR ENDED OCTOBER 31, 1999  YEAR ENDED OCTOBER 31, 1998

INCREASE (DECREASE) IN NET
ASSETS

Operations Net investment      $ 19,798,129                 $ 12,243,044
income

 Net realized gain (loss)       (9,202,613)                  7,666,008

 Change in net unrealized       (17,582,000)                 482,198
appreciation (depreciation)

 NET INCREASE (DECREASE) IN     (6,986,484)                  20,391,250
NET ASSETS RESULTING  FROM
OPERATIONS

Distributions to shareholders   (20,097,409)                 (12,201,221)
from net investment income

Share transactions - net        75,179,570                   141,557,657
increase (decrease)

  TOTAL INCREASE (DECREASE)     48,095,677                   149,747,686
IN NET ASSETS

NET ASSETS

 Beginning of period            335,426,118                  185,678,432

 End of period (including      $ 383,521,795                $ 335,426,118
undistributed net investment
income of $487,308 and
$789,894, respectively)


FINANCIAL HIGHLIGHTS - CLASS A

YEARS ENDED OCTOBER 31,          1999      1998      1997     1996 E

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 10.020  $ 9.670   $ 9.490  $ 9.250
period

Income from Investment
Operations

Net investment income D           .545      .545      .552     .090

Net realized and unrealized       (.696)    .368      .187     .241
gain (loss)

Total from investment             (.151)    .913      .739     .331
operations

Less Distributions

From net investment income        (.559)    (.563)    (.559)   (.091)

Net asset value, end of period   $ 9.310   $ 10.020  $ 9.670  $ 9.490

TOTAL RETURN B, C                 (1.53)%   9.74%     8.09%    3.58%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 15,273  $ 7,884   $ 1,582  $ 223
(000 omitted)

Ratio of expenses to average      .87%      .90% F    .90% F   .90% A, F
net assets

Ratio of net investment           5.73%     5.65%     5.98%    6.28% A
income to average  net assets

Portfolio turnover rate           174%      243%      136%     153%

A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF CLASS A SHARES) TO OCTOBER 31, 1996
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.

FINANCIAL HIGHLIGHTS - CLASS T

YEARS ENDED OCTOBER 31,          1999       1998       1997       1996       1995

SELECTED PER-SHARE DATA

Net asset value,  beginning      $ 10.020   $ 9.670    $ 9.490    $ 9.670    $ 8.960
of period

Income from Investment
Operations

Net investment income             .541 C     .546 C     .558 C     .586 C     .594

Net realized and unrealized       (.710)     .351       .171       (.180)     .701
gain (loss)

Total from investment             (.169)     .897       .729       .406       1.295
operations

Less Distributions

From net investment income        (.551)     (.547)     (.549)     (.586)     (.585)

From net realized gain            -          -          -          -          -

Total distributions               (.551)     (.547)     (.549)     (.586)     (.585)

Net asset value, end of period   $ 9.300    $ 10.020   $ 9.670    $ 9.490    $ 9.670

TOTAL RETURN A, B                 (1.71)%    9.56%      7.97%      4.38%      14.91%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 215,089  $ 212,933  $ 144,948  $ 217,883  $ 208,620
(000 omitted)

Ratio of expenses to average      .96%       1.00% D    1.00% D    1.00%      .89% D
net assets

Ratio of expenses to average      .95% E     1.00%      1.00%      .99% E     .89%
net assets after expense
reductions

Ratio of net investment           5.65%      5.59%      5.88%      6.19%      6.34%
income  to average net assets

Portfolio turnover rate           174%       243%       136%       153%       261%


A THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
B TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE.
C NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
D FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
E FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.

FINANCIAL HIGHLIGHTS - CLASS B

YEARS ENDED OCTOBER 31,          1999      1998      1997      1996      1995

SELECTED PER-SHARE DATA

Net asset value, beginning       $ 10.010  $ 9.660   $ 9.490   $ 9.670   $ 8.950
of period

Income from Investment
Operations

Net investment income             .479 C    .475 C    .494 C    .520 C    .542

Net realized and unrealized       (.699)    .359      .166      (.177)    .693
gain (loss)

Total from investment             (.220)    .834      .660      .343      1.235
operations

Less Distributions

From net investment income        (.490)    (.484)    (.490)    (.523)    (.515)

Net asset value, end of period   $ 9.300   $ 10.010  $ 9.660   $ 9.490   $ 9.670

TOTAL RETURN A, B                 (2.24)%   8.87%     7.20%     3.69%     14.19%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 94,871  $ 74,073  $ 18,782  $ 17,355  $ 11,766
(000 omitted)

Ratio of expenses to average      1.59%     1.65% D   1.65% D   1.67% D   1.65% D
net assets

Ratio of net investment           5.01%     4.92%     5.24%     5.51%     5.58%
income to average net assets

Portfolio turnover rate           174%      243%      136%      153%      261%


A THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
B TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE.
C NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
D FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.

FINANCIAL HIGHLIGHTS - CLASS C

YEARS ENDED OCTOBER 31,          1999      1998 E

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 10.020  $ 9.640
period

Income from Investment
Operations

Net investment income D           .468      .450

Net realized and unrealized       (.708)    .398
gain (loss)

Total from investment             (.240)    .848
operations

Less Distributions

From net investment income        (.480)    (.468)

Net asset value, end of period   $ 9.300   $ 10.020

TOTAL RETURN B, C                 (2.43)%   9.02%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 35,652  $ 14,954
(000 omitted)

Ratio of expenses to average      1.69%     1.75% A, F
net assets

Ratio of net investment           4.91%     4.74% A
income to average net assets

Portfolio turnover rate           174%      243%

A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD NOVEMBER 3, 1997 (COMMENCEMENT OF SALE OF CLASS C SHARES) TO OCTOBER 31, 1998
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.

FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS

YEARS ENDED OCTOBER 31,          1999      1998      1997      1996      1995 E

SELECTED PER-SHARE DATA

Net asset value,  beginning      $ 10.000  $ 9.650   $ 9.480   $ 9.670   $ 9.560
of period

Income from Investment
Operations

Net investment income             .567 D    .570 D    .580 D    .604 D    .197

Net realized and unrealized       (.720)    .352      .165      (.180)    .108
gain (loss)

Total from investment             (.153)    .922      .745      .424      .305
operations

Less Distributions

From net investment income        (.577)    (.572)    (.575)    (.614)    (.195)

Net asset value, end of period   $ 9.270   $ 10.000  $ 9.650   $ 9.480   $ 9.670

TOTAL RETURN B, C                 (1.55)%   9.86%     8.18%     4.58%     3.23%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 22,636  $ 25,582  $ 20,366  $ 27,660  $ 14,588
(000 omitted)

Ratio of expenses to average      .68%      .75% F    .75% F    .75% F    .75% A, F
net assets

Ratio of net investment           5.92%     5.84%     6.12%     6.43%     6.48% A
income  to average net assets

Portfolio turnover rate           174%      243%      136%      153%      261%


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD JULY 3, 1995 (COMMENCEMENT OF SALE OF INSTITUTIONAL CLASS SHARES) TO OCTOBER 31, 1995
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.

NOTES TO FINANCIAL STATEMENTS
For the period ended October 31, 1999


1. SIGNIFICANT ACCOUNTING POLICIES.

Fidelity Advisor Government Investment Fund (the fund) is a fund of Fidelity Advisor Series II (the trust). The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, and certain other class-specific fees, expenses, and expense reductions.

The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

SECURITY VALUATION. Securities are valued based upon a computerized matrix system and/or appraisals by a pricing service, both of which consider market transactions and dealer-supplied valuations. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.

INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

INVESTMENT INCOME. Interest income, which includes accretion of original issue discount, is accrued as earned.

EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

DISTRIBUTIONS TO SHAREHOLDERS. Distributions are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for paydown gains/losses on certain securities, market discount, capital loss carryforwards and losses deferred due to wash sales.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. OPERATING POLICIES.

JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

DELAYED DELIVERY TRANSACTIONS. The fund may purchase or sell securities on a delayed delivery basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The fund may receive compensation for interest forgone in the purchase of a delayed delivery security. With respect to purchase commitments, the fund identifies securities as segregated in its

2. OPERATING POLICIES - CONTINUED

DELAYED DELIVERY TRANSACTIONS - CONTINUED

records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, the fund had no investments in restricted securities (excluding 144A issues).

3. PURCHASES AND SALES OF INVESTMENTS.

Purchases and sales of long-term U.S. government and government agency obligations aggregated $699,311,938 and $605,378,301, respectively.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.

MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .0920% to .3700% for the period. The annual individual fund fee rate is 0.30%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annual rate of 0.43% of average net assets.

SUB-ADVISER FEE. FMR, on behalf of the fund, has entered into a sub-advisory agreement with Fidelity Investments Money Management, Inc. (FIMM), a wholly owned subsidiary of FMR. For its services, FIMM receives a fee from FMR of 50% of the management fee payable to FMR. The fee is paid prior to any voluntary expense reimbursements which may be in effect.

DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Board of Trustees has adopted separate distribution plans with respect to each class of shares (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a distribution and service fee. A portion of this fee may be reallowed to securities dealers, banks and other financial

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

DISTRIBUTION AND SERVICE PLAN - CONTINUED

institutions for the distribution of each class of shares and providing shareholder support services. For the period, this fee was based on the following annual rates of the average net assets of each applicable class:

CLASS A    .15%

CLASS T    .25%

CLASS B    .90%*

CLASS C    1.00%**

* .65% REPRESENTS A DISTRIBUTION FEE AND .25% REPRESENTS A SHAREHOLDER SERVICE FEE.

** .75% REPRESENTS A DISTRIBUTION FEE AND .25% REPRESENTS A
SHAREHOLDER SERVICE FEE.

For the period, each class paid FDC the following amounts, a portion of which was retained by FDC:

          PAID TO FDC  RETAINED BY FDC

CLASS A   $ 18,505     $ 21

CLASS T    532,422      4,601

CLASS B    770,739      556,963

CLASS C    270,959      239,227

          $ 1,592,625  $ 800,812

SALES LOAD. FDC receives a front-end sales charge of up to 4.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. Contingent deferred sales charges are based on declining rates ranging from 5% to 1% for Class B and 1% for Class C, of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. In addition, purchases of Class A and Class T shares that were subject to a finder's fee bear a contingent deferred sales charge on assets that do not remain in the fund for at least one year. The Class A and Class T contingent deferred sales charge is based on 0.25% of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. A portion of the sales charges paid to FDC is paid to securities dealers, banks and other financial institutions.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

SALES LOAD - CONTINUED

For the period, sales charge amounts paid to and retained by FDC were as follows:

          PAID TO FDC  RETAINED BY FDC

CLASS A   $ 129,786    $ 42,713

CLASS T    288,656      93,888

CLASS B    330,686      330,686*

CLASS C    30,008       30,008*

          $ 779,136    $ 497,295

* WHEN CLASS B AND CLASS C SHARES ARE INITIALLY SOLD, FDC PAYS
COMMISSIONS FROM ITS OWN RESOURCES TO SECURITIES DEALERS,
 BANKS, AND OTHER FINANCIAL INSTITUTIONS THROUGH WHICH THE SALES ARE
MADE.

TRANSFER AGENT FEES. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund (collectively referred to as the transfer agent). FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

                       AMOUNT     % OF AVERAGE NET ASSETS

CLASS A                $ 25,920   .21

CLASS T                 411,064   .19

CLASS B                 154,471   .18

CLASS C                 48,270    .18

INSTITUTIONAL CLASS     40,707    .17

                       $ 680,432

ACCOUNTING FEES. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

5. EXPENSE REDUCTIONS.

Through an arrangement with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. During the period, the fund's custodian fees were reduced by $4,382 under this arrangement.

6. DISTRIBUTIONS TO SHAREHOLDERS.

Distributions to shareholders of each class for the periods were as follows:

                            YEARS ENDED OCTOBER 31,

                            1999                     1998A

FROM NET INVESTMENT INCOME

CLASS A                     $ 712,354                $ 172,525

CLASS T                      12,190,847               8,994,288

CLASS B                      4,349,049                1,420,172

CLASS C                      1,346,657                168,316

INSTITUTIONAL CLASS          1,498,502                1,445,920

TOTAL                       $ 20,097,409             $ 12,201,221

A DISTRIBUTIONS FOR CLASS C ARE FOR THE PERIOD NOVEMBER 3, 1997
(COMMENCEMENT OF SALE OF SHARES) TO OCTOBER 31, 1998.

7. SHARE TRANSACTIONS.

Transactions for each class of shares for the periods were as follows:

                                SHARES                        DOLLARS

                                YEARS ENDED                   YEARS ENDED

                                 1999          1998A           1999           1998A



CLASS A Shares sold                             849,297       $ 41,844,902    $ 8,455,738
                                 4,350,590

Reinvestment of distributions    56,426         14,303         538,689         140,529

Shares redeemed                  (3,552,941)    (240,354)      (34,104,460)    (2,383,022)

Net increase (decrease)          854,075        623,246       $ 8,279,131     $ 6,213,245

CLASS T Shares sold              17,547,111     15,886,817    $ 169,027,264   $ 156,318,393

Reinvestment of distributions    1,053,527      761,626        10,087,686      7,462,535

Shares redeemed                  (16,736,818)   (10,390,224)   (160,930,470)   (101,764,593)

Net increase (decrease)          1,863,820      6,258,219     $ 18,184,480    $ 62,016,335

CLASS B Shares sold              7,298,446      6,584,605     $ 70,320,373    $ 65,367,580

Reinvestment of distributions    342,261        109,260        3,271,123       1,074,687

Shares redeemed                  (4,835,159)    (1,239,115)    (46,429,578)    (12,195,223)

Net increase (decrease)          2,805,548      5,454,750     $ 27,161,918    $ 54,247,044

CLASS C Shares sold              4,078,555      1,742,987     $ 39,397,472    $ 17,267,410

Reinvestment of distributions    83,356         13,959         792,733         138,062

Shares redeemed                  (1,822,180)    (264,262)      (17,548,890)    (2,621,407)

Net increase (decrease)          2,339,731      1,492,684     $ 22,641,315    $ 14,784,065

INSTITUTIONAL CLASS Shares       894,248        1,251,693     $ 8,576,171     $ 12,156,145
sold

Reinvestment of distributions    129,392        126,775        1,237,833       1,238,963

Shares redeemed                  (1,140,602)    (930,969)      (10,901,278)    (9,098,140)

Net increase (decrease)          (116,962)      447,499       $ (1,087,274)   $ 4,296,968


A SHARE TRANSACTIONS FOR CLASS C ARE FOR THE PERIOD NOVEMBER 3, 1997 (COMMENCEMENT OF SALE OF SHARES) TO OCTOBER 31, 1998.

INDEPENDENT AUDITORS' REPORT


To the Trustees of Fidelity Advisor Series II and Shareholders of
Fidelity Advisor Government Investment Fund:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments of Fidelity Advisor Government Investment Fund as of October 31, 1999, and the related statements of operations, changes in net assets and financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets for the year ended October 31, 1998, and the financial highlights for each of the years in the four-year period ended October 31, 1998 were audited by other auditors whose report, dated December 15, 1998, expressed an unqualified opinion on those statements and financial highlights.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned at October 31, 1999, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Fidelity Advisor Government Investment Fund at October 31, 1999, the results of its operations, the changes in its net assets, and its financial highlights for the year then ended in conformity with generally accepted accounting principles.

/s/DELOITTE & TOUCHE LLP
DELOITTE & TOUCHE LLP

Boston, Massachusetts
December 3, 1999

DISTRIBUTIONS


A total of 34.84% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund will notify shareholders in January 2000 of amounts for use in preparing 1999 income tax returns.


INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA

INVESTMENT SUB-ADVISERS
Fidelity Investments Money
 Management, Inc. (FIMM)
Merrimack, NH

OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Fred L. Henning Jr., Vice President
Dwight D. Churchill, Vice President
Stanley N. Griffith, Assistant Vice President
Thomas J. Silvia, Vice President
Eric D. Roiter, Secretary
Richard A. Silver, Treasurer
Matthew N. Karstetter, Deputy Treasurer
John H. Costello, Assistant Treasurer
Thomas J. Simpson, Assistant Treasurer

BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *

* INDEPENDENT TRUSTEES

ADVISORY BOARD
J. Gary Burkhead
Abigail P. Johnson
Ned C. Lautenbach

GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA

TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

CUSTODIAN
The Bank of New York
New York, NY

FOCUS FUNDS
Fidelity Advisor Consumer
Industries Fund
Fidelity Advisor Cyclical
Industries Fund
Fidelity Advisor Financial
Services Fund
Fidelity Advisor Health Care Fund
Fidelity Advisor Natural
Resources Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Utilities Growth Fund

GROWTH FUNDS
Fidelity Advisor Latin America Fund
Fidelity Advisor Emerging Asia Fund
Fidelity Advisor Japan Fund
Fidelity Advisor Europe Capital Appreciation Fund
Fidelity Advisor International
Capital Appreciation Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Diversified International Fund
Fidelity Advisor Global Equity Fund
Fidelity Advisor TechnoQuant(registered trademark)
Growth Fund
Fidelity Advisor Small Cap Fund
Fidelity Advisor Value Strategies Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Retirement Growth Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Large Cap Fund
Fidelity Advisor Dividend Growth Fund
Fidelity Advisor Growth
Opportunities Fund

AGOV-ANN-1299  88090
1.538367.102

GROWTH AND INCOME FUNDS
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund

TAXABLE INCOME FUNDS
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor High Yield Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Mortgage
Securities Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor Short Fixed-Income Fund

MUNICIPAL FUNDS
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Intermediate Municipal Income Fund

MONEY MARKET FUNDS
Prime Fund
Treasury Fund
Tax-Exempt Fund

(2_FIDLEITY_LOGOS)(registered trademark)



FIDELITY(REGISTERED TRADEMARK) ADVISOR
GOVERNMENT INVESTMENT
FUND - INSTITUTIONAL CLASS

ANNUAL REPORT
OCTOBER 31, 1999

(2_FIDELITY_LOGOS)(registered trademark)

CONTENTS


PRESIDENT'S MESSAGE           3   Ned Johnson on investing
                                  strategies.

PERFORMANCE                   4   How the fund has done over
                                  time.

FUND TALK                     7   The manager's review of fund
                                  performance, strategy and
                                  outlook.

INVESTMENT CHANGES            10  A summary of major shifts in
                                  the fund's investments over
                                  the past six months.

INVESTMENTS                   11  A complete list of the fund's
                                  investments with their
                                  market values.

FINANCIAL STATEMENTS          16  Statements of assets and
                                  liabilities, operations, and
                                  changes in net assets,  as
                                  well as financial highlights.

NOTES                         25  Notes to the financial
                                  statements.

INDEPENDENT AUDITORS' REPORT  32  The auditors' opinion.

DISTRIBUTIONS                 33


Third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report is printed on recycled paper using soy-based inks.

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE
SUBMITTED FOR THE GENERAL INFORMATION
OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS
IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.

MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED
BY,
ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC,
FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT
INVESTED.

NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY ADVISOR FUND, INCLUDING CHARGES AND EXPENSES, CONTACT YOUR
INVESTMENT PROFESSIONAL FOR A FREE PROSPECTUS. READ IT CAREFULLY
BEFORE YOU INVEST OR SEND MONEY.

PRESIDENT'S MESSAGE


(PHOTO_OF_EDWARD_C_JOHNSON_3D)

DEAR SHAREHOLDER:

All major U.S. equity market indexes posted positive returns for the month of October, led by the technology-heavy NASDAQ Index, which climbed to a record high close during the month. Domestic bonds, however, turned in relatively flat performance, due in large part to lingering fears of a potential interest rate hike by the Federal Reserve Board, and its adoption of a tightening bias during the first week of the month.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.

An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.

If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

Remember to contact your investment professional if you need help with your investments.

Best regards,
Edward C. Johnson 3d

FIDELITY ADVISOR GOVERNMENT INVESTMENT FUND - INSTITUTIONAL CLASS
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the class' income, as reflected in its yield, to measure performance. The initial offering of Institutional Class shares took place on July 3, 1995. Institutional Class shares are sold to eligible investors without a sales load or 12b-1 fee. Returns prior to July 3, 1995 are those of Class T, the original class of the fund, and reflect Class T shares' 0.25% 12b-1 fee. If Fidelity had not reimbursed certain class expenses, the past five year and past 10 year total returns would have been lower.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED OCTOBER 31, 1999     PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY ADV GOVERNMENT INV -      -1.55%       40.74%        95.23%
INST CL

LB Government Bond                 -1.21%       44.88%        109.73%

General US Government Funds        -1.75%       39.00%        94.06%
Average

CUMULATIVE TOTAL RETURNS show Institutional Class' performance in percentage terms over a set period - in this case, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Institutional Class' returns to those of the Lehman Brothers Government Bond Index - a market value-weighted index of U.S. government and government agency securities (other than mortgage securities) with maturities of one year or more. To measure how Institutional Class' performance stacked up against its peers, you can compare it to the general U.S. government funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past one year average represents a peer group of 178 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED OCTOBER 31, 1999   PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY ADV GOVERNMENT INV -    -1.55%       7.07%         6.92%
INST CL

LB Government Bond               -1.21%       7.70%         7.69%

General US Government Funds      -1.75%       6.79%         6.84%
Average

AVERAGE ANNUAL TOTAL RETURNS take Institutional Class' cumulative return and show you what would have happened if Institutional Class shares had performed at a constant rate each year.

$10,000 OVER 10 YEARS
             FA Govt Inv -CL I           LB Government Bond
             00697                       LB003
  1989/10/31      10000.00                    10000.00
  1989/11/30      10075.96                    10096.84
  1989/12/31      10125.82                    10113.89
  1990/01/31      10015.65                     9970.71
  1990/02/28      10048.64                     9990.60
  1990/03/31      10063.51                     9988.41
  1990/04/30       9973.10                     9900.32
  1990/05/31      10265.32                    10176.41
  1990/06/30      10413.18                    10337.52
  1990/07/31      10539.40                    10469.77
  1990/08/31      10472.01                    10323.96
  1990/09/30      10541.62                    10422.99
  1990/10/31      10647.53                    10593.28
  1990/11/30      10833.18                    10828.05
  1990/12/31      10972.90                    10995.50
  1991/01/31      11093.30                    11113.54
  1991/02/28      11185.67                    11177.15
  1991/03/31      11230.62                    11233.99
  1991/04/30      11323.94                    11357.28
  1991/05/31      11383.37                    11401.43
  1991/06/30      11376.91                    11385.26
  1991/07/31      11498.87                    11520.35
  1991/08/31      11677.21                    11787.48
  1991/09/30      11888.26                    12034.71
  1991/10/31      11994.46                    12140.08
  1991/11/30      12063.80                    12261.84
  1991/12/31      12448.84                    12679.58
  1992/01/31      12279.99                    12482.18
  1992/02/29      12336.47                    12530.93
  1992/03/31      12251.84                    12457.70
  1992/04/30      12323.63                    12536.18
  1992/05/31      12549.85                    12767.46
  1992/06/30      12723.58                    12950.42
  1992/07/31      12938.42                    13276.79
  1992/08/31      13049.80                    13400.52
  1992/09/30      13171.03                    13590.04
  1992/10/31      13012.23                    13393.96
  1992/11/30      13045.15                    13370.79
  1992/12/31      13256.01                    13595.94
  1993/01/31      13483.04                    13884.71
  1993/02/28      13736.06                    14162.77
  1993/03/31      13814.81                    14210.20
  1993/04/30      13918.89                    14319.50
  1993/05/31      13940.82                    14303.76
  1993/06/30      14215.23                    14621.17
  1993/07/31      14285.63                    14710.36
  1993/08/31      14518.55                    15038.69
  1993/09/30      14545.19                    15096.18
  1993/10/31      14642.75                    15153.24
  1993/11/30      14418.76                    14987.10
  1993/12/31      14496.40                    15045.03
  1994/01/31      14749.15                    15250.95
  1994/02/28      14407.57                    14928.08
  1994/03/31      13972.14                    14592.31
  1994/04/30      13832.74                    14477.55
  1994/05/31      13847.16                    14458.97
  1994/06/30      13800.00                    14425.74
  1994/07/31      14100.87                    14690.90
  1994/08/31      14092.63                    14693.74
  1994/09/30      13894.64                    14486.73
  1994/10/31      13871.14                    14475.80
  1994/11/30      13844.70                    14449.35
  1994/12/31      13938.41                    14537.23
  1995/01/31      14188.63                    14807.85
  1995/02/28      14498.68                    15126.57
  1995/03/31      14594.77                    15221.44
  1995/04/30      14767.62                    15420.36
  1995/05/31      15341.98                    16042.28
  1995/06/30      15449.66                    16165.35
  1995/07/31      15396.60                    16105.89
  1995/08/31      15574.98                    16295.20
  1995/09/30      15722.01                    16452.15
  1995/10/31      15955.81                    16702.66
  1995/11/30      16187.94                    16963.01
  1995/12/31      16408.34                    17203.47
  1996/01/31      16497.51                    17309.05
  1996/02/29      16163.71                    16956.46
  1996/03/31      16019.90                    16814.80
  1996/04/30      15919.81                    16707.47
  1996/05/31      15888.73                    16679.49
  1996/06/30      16076.58                    16894.81
  1996/07/31      16112.33                    16936.56
  1996/08/31      16077.73                    16898.75
  1996/09/30      16336.19                    17179.21
  1996/10/31      16685.89                    17557.16
  1996/11/30      16966.84                    17862.55
  1996/12/31      16791.07                    17680.23
  1997/01/31      16804.48                    17699.91
  1997/02/28      16811.72                    17724.17
  1997/03/31      16648.18                    17536.62
  1997/04/30      16879.54                    17789.75
  1997/05/31      17004.78                    17943.21
  1997/06/30      17201.10                    18144.54
  1997/07/31      17674.32                    18659.55
  1997/08/31      17502.64                    18475.06
  1997/09/30      17773.54                    18752.90
  1997/10/31      18050.03                    19077.30
  1997/11/30      18118.62                    19175.01
  1997/12/31      18300.99                    19375.46
  1998/01/31      18596.68                    19665.33
  1998/02/28      18525.58                    19611.99
  1998/03/31      18557.90                    19667.51
  1998/04/30      18625.51                    19756.04
  1998/05/31      18812.20                    19958.90
  1998/06/30      19018.55                    20185.81
  1998/07/31      19051.78                    20217.07
  1998/08/31      19435.21                    20743.02
  1998/09/30      19935.26                    21302.19
  1998/10/31      19829.09                    21229.62
  1998/11/30      19840.87                    21236.83
  1998/12/31      19857.15                    21284.27
  1999/01/31      19992.71                    21407.77
  1999/02/28      19496.72                    20898.66
  1999/03/31      19592.59                    20980.70
  1999/04/30      19664.95                    21028.24
  1999/05/31      19452.23                    20843.79
  1999/06/30      19381.12                    20801.36
  1999/07/31      19313.04                    20771.21
  1999/08/31      19284.19                    20770.94
  1999/09/30      19504.85                    20939.62
  1999/10/29      19522.57                    20973.20
IMATRL PRASUN   SHR__CHT 19991031 19991119 105106 R00000000000123

$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Government Investment Fund - Institutional Class on October 31, 1989. As the chart shows, by October 31, 1999, the value of the investment would have grown to $19,523 - a 95.23% increase on the initial investment. For comparison, look at how the Lehman Brothers Government Bond Index did over the same period. With dividends reinvested the same $10,000 would have grown to $20,973 - a 109.73% increase.

(checkmark)UNDERSTANDING
PERFORMANCE

How a fund did yesterday
is no guarantee of how it will
do tomorrow. Bond prices, for
example, generally move in
the opposite direction of
interest rates. In turn, the
share price, return and yield
of a fund that invests in bonds
will vary. That means if you
sell your shares during a
market downturn, you might
lose money. But if you can
ride out the market's ups and
downs, you may have a gain.

TOTAL RETURN COMPONENTS

                  YEARS ENDED OCTOBER 31,                        JULY 3, 1995 (COMMENCEMENT OF
                                                                 SALE OF INSTITUTIONAL CLASS
                                                                 SHARES) TO OCTOBER 31,

                  1999                     1998   1997   1996    1995

Dividend returns  5.75%                    6.23%  6.39%  6.54%   2.08%

Capital returns   -7.30%                   3.63%  1.79%  -1.96%  1.15%

Total returns     -1.55%                   9.86%  8.18%  4.58%   3.23%


TOTAL RETURN COMPONENTS include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the class. A capital return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains, if any, paid by the class are reinvested.

DIVIDENDS AND YIELD

PERIODS ENDED OCTOBER 31, 1999  PAST 1 MONTH  PAST 6 MONTHS  PAST 1 YEAR

Dividends per share             4.85(cents)   27.87(cents)   57.72(cents)

Annualized dividend rate        6.20%         5.92%          6.03%

30-day annualized yield         6.24%         -              -

DIVIDENDS per share show the income paid by the class for a set period and do not reflect any tax reclassifications. If you annualize this number, based on an average share price of $9.21 over the past one month, $9.34 over the past six months, and $9.57 over the past one year, you can compare the class' income over these three periods. The 30-day annualized YIELD is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis.

FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP

Rising interest rates stormed onto
the scene, leaving most bonds
standing by the wayside during
the 12-month period that ended
October 31, 1999. The Lehman
Brothers Aggregate Bond Index, a
popular measure of taxable-bond
performance, could muster only a
0.53% return during the period.
Fear of inflation and runaway
growth in the economy sent rates
higher, and Treasury prices lower.
Anticipation of and reaction to two
quarter-point rate hikes levied by
the Federal Reserve Board in the
summer kept the heat on Treasuries,
erasing a majority of the
interest-rate cuts of 1998. The
Lehman Brothers Treasury Index fell
1.55% during the 12-month period.
Elsewhere, spread sectors -
including corporate bonds and
mortgage securities - enjoyed an
edge over comparable duration
Treasuries. Investors seeking
higher-yielding alternatives to
Treasuries bid spread sector prices
higher from their depressed levels
of last fall. The excitement
surrounding corporate bonds
abated, however, as these issues
were upended in July and August
by market expectations of strong
year-end debt issuance. Corporates
recovered sharply, though, in
September and October in response
to lighter-than-expected supply. The
Lehman Brothers Corporate Bond
Index inched up 0.61% during the
period. In contrast, mortgage
securities mounted a sustained rally
during the period, benefiting from
favorable refinancing and
prepayment levels, as well as
declining interest-rate volatility late
in the period. The Lehman Brothers
Mortgage-Backed Securities Index
returned 2.99% during this time
frame.

(photograph of Tom Silvia)

An interview with Tom Silvia, Portfolio Manager of Fidelity Advisor Government Investment Fund

Q. HOW DID THE FUND PERFORM, TOM?

A. For the 12-month period that ended October 31, 1999, the fund's Institutional Class shares provided a total return of -1.55%. To get a sense of how the fund did relative to its competitors, the general U.S. government funds average returned -1.75% for the same 12-month period, according to Lipper Inc. Additionally, the Lehman Brothers Government Bond Index, which tracks the types of securities in which the fund invests, returned -1.21% for the same 12-month period.

Q. HOW DID YOU POSITION THE FUND DURING THE PAST SIX MONTHS?

A. The fund had a much larger weighting - compared to the Lehman Brothers Government Bond Index - in agency securities and a much smaller weighting in U.S. Treasuries. In addition, the fund had roughly 20% of its investments in mortgage securities, which are not contained in the index. Both agency and mortgage securities outpaced their Treasury counterparts during the year, so the fund's relatively heavy allocation to those sectors helped performance.

Q. THE PAST YEAR WITNESSED A DRAMATIC SHIFT IN THE DIRECTION OF
INTEREST RATES. HOW DID THAT SHIFT INFLUENCE YOUR STRATEGY?

A. The reversal of interest rates prompted a pronounced change in the types of mortgage securities I emphasized. The biggest risk associated with mortgage securities is a rapid acceleration of prepayment activity that tends to accompany falling interest rates. That's exactly what occurred in 1998 and early 1999 when interest rates fell dramatically and huge waves of homeowners refinanced their mortgages. To help mitigate the damage caused by the crush of prepayment activity, I emphasized mortgage securities that provided some measure of prepayment protection, such as 15-year Fannie Mae securities and 30-year Ginnie Mae securities. But when interest rates reversed course and began to move higher, the threat of prepayments declined dramatically. So I turned my focus toward higher-yielding mortgage securities, selling 15-year Fannie Maes and 30-year Ginnie Maes and purchasing 30-year 7% Fannie Mae and Freddie Mac securities.

Q. WHAT CHOICES DID YOU MAKE IN THE AGENCY SECTOR?

A. The majority of the fund's agency holdings were non-callable, meaning they are protected from being redeemed by their issuer before maturity. Their appeal stems from the fact that the fund can continue to hold onto relatively high yielding bonds even when interest rates are falling and issuers tend to step up their redemption activity. That said, callable bonds were selling at very attractive prices at certain points throughout the period, so I added some.

Q. ARE HIGHER YIELDS THE REASON WHY YOU ADDED MORE AGENCY SECURITIES?

A. That's right. In their quest to boost their earnings, agency issuers dramatically stepped up issuance over the past two years. That resulting supply glut caused agency securities to weaken. Despite their recent disappointing performance, I held onto agency securities for their total return potential and because they offered attractive yields - between 40 and 60 basis points (0.40% and 0.60%) more than Treasuries at the end of the period.

Q. WHAT'S YOUR OUTLOOK?

A. I believe that the yield advantage offered by mortgage and agency securities helps position them to perform better than Treasuries, which is why I'll most likely keep relatively large weightings in them. The reduction in prepayment activity most likely will continue to be positive for mortgage securities, causing the yield spread between mortgage and Treasury securities to narrow. Likewise, agencies could do well to the extent that their spread relationship with Treasuries returns to more normal levels as supply and demand trends stabilize. While the supply of agency securities is forecast to remain heavy next year, we could see more demand because agencies are aggressively marketing their securities to foreign and other non-traditional buyers. Even if spreads remain constant, the yield advantage of mortgage and agency securities could help them to perform better than Treasuries.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER AND DO NOT NECESSARILY REPRESENT THE VIEWS OF FIDELITY OR ANY OTHER PERSON IN THE FIDELITY ORGANIZATION. ANY SUCH VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS AND FIDELITY DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR A FIDELITY FUND ARE BASED ON NUMEROUS FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY FIDELITY FUND.

(checkmark)FUND FACTS

GOAL: seeks a high level of
current income by investing
in U.S. government securities
and instruments related to
U.S. government securities

START DATE: January 7, 1987

SIZE: as of October 31,
1999 more than $383
million

MANAGER: Tom Silvia, since
1998; joined Fidelity in
1993

TOM SILVIA ON CHANGES IN THE
GOVERNMENT BOND MARKET:

"While higher interest rates have
been the primary factor
contributing to the performance of
various fixed-income securities so
far in 1999, supply also has played
a critical role. The supply of
Treasuries diminished, thanks
ultimately to the near decade-long
economic expansion in this country.
Continued economic growth helped
boost tax collections, create a
federal budget surplus and, in turn,
reduce the government's borrowing
needs. In fact, earlier this year the
U.S. Treasury announced that it
will abandon its traditional
November auction of 30-year
bonds, leaving only February and
August auctions. More recently,
the government announced its
intention to buy back Treasury
bonds in 2000, something that it
hasn't done in more than a
century.

"In contrast, agency securities
suffered from oversupply, which
was the key reason they lagged
Treasuries during the past year. In
an attempt to provide investors with
an alternative to safe, liquid U.S.
Treasuries, government agencies
such as Fannie Mae and Freddie
Mac have dramatically stepped up
their issuance of securities. These
agency issuers, which are public
companies, grow their revenues by
purchasing mortgage securities
and selling their own agency
securities with the goal of making
a profit."

INVESTMENT CHANGES


COUPON DISTRIBUTION AS OF
OCTOBER 31, 1999

                           % OF FUND'S INVESTMENTS  % OF FUND'S INVESTMENTS  6
                                                    MONTHS AGO

Zero coupon bonds           1.1                      1.0

5 - 5.99%                   16.0                     11.9

6 - 6.99%                   28.1                     43.0

7 - 7.99%                   18.8                     9.9

8 - 8.99%                   24.6                     16.7

9 - 9.99%                   3.8                      9.6

10 - 10.99%                 0.2                      0.3

11 - 11.99%                 0.7                      0.7

12% and over                4.6                      1.5

COUPON DISTRIBUTION SHOWS THE RANGE OF STATED INTEREST RATES ON THE FUND'S INVESTMENTS, EXCLUDING
SHORT-TERM INVESTMENTS.

AVERAGE YEARS TO MATURITY AS
OF OCTOBER 31, 1999

                                     6 MONTHS AGO

Years                          9.7   9.0

AVERAGE YEARS TO MATURITY IS BASED ON THE AVERAGE TIME REMAINING UNTIL PRINCIPAL PAYMENTS ARE EXPECTED FROM EACH OF THE FUND'S BONDS,
WEIGHTED BY DOLLAR AMOUNT.

DURATION AS OF OCTOBER 31, 1999

                                        6 MONTHS AGO

Years                             5.2   5.2

DURATION SHOWS HOW MUCH A BOND FUND'S PRICE FLUCTUATES WITH CHANGES IN COMPARABLE INTEREST RATES. IF RATES RISE 1%, FOR EXAMPLE, A FUND WITH A FIVE-YEAR DURATION IS LIKELY TO LOSE ABOUT 5% OF ITS VALUE. OTHER FACTORS ALSO CAN INFLUENCE A BOND FUND'S PERFORMANCE AND SHARE PRICE. ACCORDINGLY, A BOND FUND'S ACTUAL PERFORMANCE MAY DIFFER FROM THIS EXAMPLE.

ASSET ALLOCATION (% OF FUND'S
NET ASSETS)

AS OF OCTOBER 31, 1999                                      AS OF APRIL 30, 1999

Mortgage Securities             19.6%                       Mortgage Securities             22.2%

CMOs and Other Mortgage                                     CMOs and Other Mortgage
Related Securities               2.1%                       Related Securities               2.5%

U.S. Treasury  Obligations      24.9%                       U.S. Treasury  Obligations      27.1%

U.S. Government  Agency                                     U.S. Government  Agency
Obligations                     51.2%                       Obligations                     44.9%

Short-Term Investments and                                  Short-Term Investments and
Net Other Assets                 2.2%                       Net Other Assets                 3.3%

Row: 1, Col: 1, Value: 19.6                                 Row: 1, Col: 1, Value: 22.2
Row: 1, Col: 2, Value: 0.0                                  Row: 1, Col: 2, Value: 0.0
Row: 1, Col: 3, Value: 2.1                                  Row: 1, Col: 3, Value: 2.5
Row: 1, Col: 4, Value: 0.0                                  Row: 1, Col: 4, Value: 0.0
Row: 1, Col: 5, Value: 24.9                                 Row: 1, Col: 5, Value: 27.1
Row: 1, Col: 6, Value: 0.0                                  Row: 1, Col: 6, Value: 0.0
Row: 1, Col: 7, Value: 51.2                                 Row: 1, Col: 7, Value: 44.9
Row: 1, Col: 8, Value: 2.2                                  Row: 1, Col: 8, Value: 3.3



INVESTMENTS OCTOBER 31, 1999

Showing Percentage of Net Assets



U.S. GOVERNMENT AND
GOVERNMENT AGENCY
OBLIGATIONS - 76.1%

                                     PRINCIPAL AMOUNT                VALUE (NOTE 1)

U.S. GOVERNMENT AGENCY
OBLIGATIONS - 51.2%

Fannie Mae:

5.125% 2/13/04                       $ 15,000,000                    $ 14,259,300

5.25% 1/15/09                         4,000,000                       3,599,360

5.45% 2/4/02                          6,000,000                       5,874,000

6.25% 5/15/29                         14,800,000                      13,567,456

6.5% 4/29/09                          10,250,000                      9,758,308

Federal Farm Credit Bank:

5.7% 1/18/05                          3,460,000                       3,317,863

5.95% 5/18/05                         2,000,000                       1,938,440

Federal Home Loan Bank:

5.83% 8/25/05                         8,670,000                       8,342,187

5.875% 8/15/01                        6,500,000                       6,469,515

Financing Corp. - coupon              4,500,000                       4,124,205
STRIPS 0% 4/6/01

Freddie Mac:

5.85% 2/21/06                         1,000,000                       955,780

6.25% 10/15/02                        6,700,000                       6,694,774

6.33% 9/21/05                         2,800,000                       2,758,000

7.625% 9/9/09                         23,700,000                      23,777,736

Government Loan Trusts                951,168                         1,003,901
(assets of Trust guaranteed
by U.S. Government through
Agency for International
Development) 8.5% 4/1/06

Government Trust Certificates
(assets of Trust guaranteed
by U.S. Government through
Defense Security Assistance
Agency):

Class 1-C, 9.25% 11/15/01             3,881,291                       3,995,673

Class 2-E 9.4% 5/15/02                585,453                         601,559

Class T-3, 9.625% 5/15/02             309,520                         318,122

Guaranteed Export Trust
Certificates (assets of
Trust guaranteed by U.S.
Government through Export-
Import Bank):

Series 1993 C, 5.2% 10/15/04          212,444                         205,578

Series 1993 D, 5.23% 5/15/05          239,787                         231,177

Series 1994 A, 7.12% 4/15/06          10,510,870                      10,568,681

Series 1994 F, 8.187% 12/15/04        4,335,608                       4,475,055

Series 1995-A, 6.28% 6/15/04          2,064,705                       2,053,094

Guaranteed Trade Trust
Certificates (assets of
Trust guaranteed by U.S.
Government through Export-
Import Bank):

Series 1994 B, 7.5% 1/26/06           200,661                         206,005

Series 1994-A, 7.39% 6/26/06          5,250,000                       5,317,200

Series 1997-A, 6.104% 7/15/03         2,666,666                       2,638,667

U.S. GOVERNMENT AND
GOVERNMENT AGENCY
OBLIGATIONS - CONTINUED

                                     PRINCIPAL AMOUNT                VALUE (NOTE 1)

U.S. GOVERNMENT AGENCY
OBLIGATIONS - CONTINUED

Israel Export Trust                  $ 218,235                       $ 220,115
Certificates (assets of
Trust guaranteed by U.S.
Government through
Export-Import Bank) Series
1994 1, 6.88% 1/26/03

Overseas Private Investment
Corp. U.S. Government
guaranteed participation
certificate:

Series 1994 195, 6.08%                1,629,750                       1,626,784
8/15/04 (callable)

Series 1996-A1, 6.726%                1,913,043                       1,910,767
9/15/10 (callable)

Private Export Funding Corp.
secured:

5.31% 11/15/03 (a)                    1,700,000                       1,610,699

5.65% 3/15/03                         600,250                         593,875

5.82% 6/15/03 (a)                     8,600,000                       8,335,120

6.31% 9/30/04                         11,560,000                      11,458,041

6.86% 4/30/04                         906,750                         912,695

6.9% 1/31/03                          13,830,000                      14,026,663

7.3% 1/31/02                          1,500,000                       1,531,170

8.35% 1/31/01                         4,000,000                       4,101,240

State of Israel (guaranteed           8,000,000                       7,916,000
by U.S. Government through
Agency for International
Development) 6.6% 2/15/08

Tennessee Valley Authority 6%         1,000,000                       998,280
11/1/00

U.S. Department of Housing
and Urban Development
government guaranteed
participation certificates:

Series 99-A, 5.96% 8/1/09             1,800,000                       1,684,044

5.75% 8/1/06                          2,100,000                       1,977,570

U.S. Trade Trust Certificates         450,000                         466,335
(assets of Trust guaranteed
by U.S. Government through
Export-Import Bank) 8.17%
1/15/07

TOTAL U.S. GOVERNMENT AGENCY                                          196,421,034
OBLIGATIONS

U.S. TREASURY OBLIGATIONS -
24.9%

U.S. Treasury Bonds:

6.5% 11/15/26                         3,000,000                       3,035,160

8.75% 5/15/17                         15,765,000                      19,437,772

8.875% 8/15/17                        44,580,000                      55,606,417

U.S. GOVERNMENT AND
GOVERNMENT AGENCY
OBLIGATIONS - CONTINUED

                                     PRINCIPAL AMOUNT                VALUE (NOTE 1)

U.S. TREASURY OBLIGATIONS -
CONTINUED

U.S. Treasury Bonds: -
continued

12% 8/15/13                          $ 4,000,000                     $ 5,483,760

14% 11/15/11                          8,200,000                       11,706,812

TOTAL U.S. TREASURY                                                   95,269,921
OBLIGATIONS

TOTAL U.S. GOVERNMENT AND                                             291,690,955
GOVERNMENT AGENCY OBLIGATIONS
(Cost $301,024,905)

U.S. GOVERNMENT AGENCY -
MORTGAGE SECURITIES - 19.6%



FANNIE MAE - 16.3%

5.5% 7/1/09                           2,097,765                       2,011,275

6% 9/1/08 to 11/1/09                  5,970,122                       5,807,445

6.5% 6/1/07 to 6/1/29                 15,195,889                      14,601,515

7% 4/1/26 to 9/1/29                   21,629,063                      21,251,221

7.5% 11/1/29                          4,000,000                       4,007,500

8% 10/1/29                            8,000,000                       8,150,000

8.25% 12/1/01                         663,031                         682,485

8.5% 9/1/16 to 1/1/17                 82,539                          85,848

9% 11/1/11 to 5/1/14                  3,721,151                       3,790,665

9.25% 9/1/16                          33,278                          35,101

9.5% 11/1/06 to 5/1/20                1,661,487                       1,746,995

11.5% 6/1/19                          311,723                         349,230

12.5% 8/1/15                          15,500                          17,529

                                                                      62,536,809

FREDDIE MAC - 2.0%

6.5% 5/1/08                           206,401                         204,168

6.775% 11/15/03                       4,656,673                       4,603,559

8.5% 8/1/09 to 2/1/10                 226,763                         232,372

9% 10/1/08 to 10/1/20                 793,013                         827,632

9.5% 5/1/21 to 7/1/21                 526,640                         558,039

10.5% 1/1/16 to 12/1/20               362,846                         393,603

11% 7/1/13 to 5/1/14                  394,871                         428,805

12.5% 2/1/10 to 6/1/19                371,198                         418,319

                                                                      7,666,497

GOVERNMENT NATIONAL MORTGAGE
ASSOCIATION - 1.3%

7.5% 9/15/06 to 1/15/08               1,576,277                       1,606,162

U.S. GOVERNMENT AGENCY -
MORTGAGE SECURITIES -
CONTINUED

                                     PRINCIPAL AMOUNT                VALUE (NOTE 1)

GOVERNMENT NATIONAL MORTGAGE
ASSOCIATION - CONTINUED

9% 5/15/01 to 12/15/09               $ 268,988                       $ 274,778

9.5% 11/15/09 to 11/15/20             820,573                         871,224

10.5% 8/15/16 to 1/20/18              492,085                         538,201

11% 12/15/15 to 7/15/19               320,429                         357,478

11.5% 3/15/10 to 8/15/20              1,218,165                       1,363,594

13.5% 7/15/11                         40,796                          47,036

                                                                      5,058,473

TOTAL U.S. GOVERNMENT AGENCY                                          75,261,779
- MORTGAGE SECURITIES
(Cost $76,020,727)

COLLATERALIZED MORTGAGE
OBLIGATIONS - 1.5%



U.S. GOVERNMENT AGENCY - 1.5%

Fannie Mae planned                    2,730,000                       2,717,203
amortization class Series
1993-134 Class GA, 6.5%
2/25/07

Freddie Mac:

planned amortization class            1,627,379                       1,699,082
Series 1141 Class G, 9%
9/15/21

Series 1535 Class PM, 7%              1,432,396                       1,438,663
6/15/01

TOTAL COLLATERALIZED MORTGAGE                                         5,854,948
OBLIGATIONS
(Cost $5,849,675)

COMMERCIAL MORTGAGE
SECURITIES - 0.6%



Fannie Mae ACES REMIC                 2,276,824                       2,282,517
sequential pay Series 1996
M5 Class A1, 7.141% 7/25/10
(Cost $2,296,883)


CASH EQUIVALENTS - 2.1%

                             MATURITY AMOUNT      VALUE (NOTE 1)

Investments in repurchase    $ 8,189,636          $ 8,186,000
agreements (U.S. Government
obligations), in a joint
trading account at 5.33%,
dated 10/29/99 due 11/1/99
(Cost $8,186,000)

TOTAL INVESTMENT PORTFOLIO -                        383,276,199
99.9%  (Cost $393,378,190)

NET OTHER ASSETS - 0.1%                             245,596

NET ASSETS - 100%                                 $ 383,521,795

LEGEND

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $9,945,819 or 2.6% of net assets.

INCOME TAX INFORMATION

At October 31, 1999, the aggregate cost of investment securities for income tax purposes was $393,999,983. Net unrealized depreciation aggregated $10,723,784, of which $913,181 related to appreciated investment securities and $11,636,965 related to depreciated investment securities.

At October 31, 1999, the fund had a capital loss carryforward of approximately $8,649,000, all of which will expire on October 31, 2007.

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
                                          OCTOBER 31, 1999

ASSETS

Investment in securities, at                 $ 383,276,199
value (including repurchase
agreements of $8,186,000)
(cost $393,378,190) -  See
accompanying schedule

Cash                                          713

Receivable for investments                    121,179
sold

Receivable for fund shares                    1,611,732
sold

Interest receivable                           5,624,355

 TOTAL ASSETS                                 390,634,178

LIABILITIES

Payable for investments         $ 3,989,451
purchased

Payable for fund shares          2,352,534
redeemed

Distributions payable            367,480

Accrued management fee           137,144

Distribution fees payable        147,297

Other payables and accrued       118,477
expenses

 TOTAL LIABILITIES                            7,112,383

NET ASSETS                                   $ 383,521,795

Net Assets consist of:

Paid in capital                              $ 402,407,284

Undistributed net investment                  487,308
income

Accumulated undistributed net                 (9,270,806)
realized gain (loss) on
investments

Net unrealized appreciation                   (10,101,991)
(depreciation) on investments

NET ASSETS                                   $ 383,521,795

STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                        OCTOBER 31, 1999

CALCULATION OF MAXIMUM             $9.31
OFFERING PRICE CLASS A: NET
ASSET VALUE and redemption
price per share
($15,273,254 (divided by)
1,640,952 shares)

Maximum offering price per         $9.77
share (100/95.25 of $9.31)

CLASS T: NET ASSET VALUE and       $9.30
redemption price per share
($215,089,018 (divided by)
23,116,827 shares)

Maximum offering price per         $9.64
share (100/96.50 of $9.30)

CLASS B: NET ASSET VALUE and       $9.30
offering price per share
($94,871,265 (divided by)
10,204,595 shares) A

CLASS C: NET ASSET VALUE and       $9.30
offering price price per
share   ($35,652,428
(divided by) 3,832,415
shares) A

INSTITUTIONAL CLASS: NET           $9.27
ASSET VALUE, offering price
and redemption price   per
share ($22,635,830 (divided
by) 2,441,010 shares)

A REDEMPTION PRICE PER SHARE IS EQUAL TO NET ASSET VALUE LESS ANY
APPLICABLE CONTINGENT DEFERRED SALES CHARGE.

STATEMENT OF OPERATIONS
                             YEAR ENDED OCTOBER 31, 1999

INVESTMENT INCOME                           $ 23,924,160
Interest

EXPENSES

Management fee                 $ 1,558,916

Transfer agent fees             680,432

Distribution fees               1,592,625

Accounting fees and expenses    111,672

Non-interested trustees'        481
compensation

Custodian fees and expenses     24,754

Registration fees               123,462

Audit                           31,669

Legal                           6,402

 Total expenses before          4,130,413
reductions

 Expense reductions             (4,382)      4,126,031

NET INVESTMENT INCOME                        19,798,129

REALIZED AND UNREALIZED GAIN                 (9,202,613)
(LOSS)
Net realized gain (loss) on
investment securities

Change in net unrealized                     (17,582,000)
appreciation (depreciation)
on investment securities

NET GAIN (LOSS)                              (26,784,613)

NET INCREASE (DECREASE) IN                  $ (6,986,484)
NET ASSETS RESULTING  FROM
OPERATIONS

STATEMENT OF CHANGES IN NET ASSETS

                               YEAR ENDED OCTOBER 31, 1999  YEAR ENDED OCTOBER 31, 1998

INCREASE (DECREASE) IN NET
ASSETS

Operations Net investment      $ 19,798,129                 $ 12,243,044
income

 Net realized gain (loss)       (9,202,613)                  7,666,008

 Change in net unrealized       (17,582,000)                 482,198
appreciation (depreciation)

 NET INCREASE (DECREASE) IN     (6,986,484)                  20,391,250
NET ASSETS RESULTING  FROM
OPERATIONS

Distributions to shareholders   (20,097,409)                 (12,201,221)
from net investment income

Share transactions - net        75,179,570                   141,557,657
increase (decrease)

  TOTAL INCREASE (DECREASE)     48,095,677                   149,747,686
IN NET ASSETS

NET ASSETS

 Beginning of period            335,426,118                  185,678,432

 End of period (including      $ 383,521,795                $ 335,426,118
undistributed net investment
income of $487,308 and
$789,894, respectively)


FINANCIAL HIGHLIGHTS - CLASS A

YEARS ENDED OCTOBER 31,          1999      1998      1997     1996 E

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 10.020  $ 9.670   $ 9.490  $ 9.250
period

Income from Investment
Operations

Net investment income D           .545      .545      .552     .090

Net realized and unrealized       (.696)    .368      .187     .241
gain (loss)

Total from investment             (.151)    .913      .739     .331
operations

Less Distributions

From net investment income        (.559)    (.563)    (.559)   (.091)

Net asset value, end of period   $ 9.310   $ 10.020  $ 9.670  $ 9.490

TOTAL RETURN B, C                 (1.53)%   9.74%     8.09%    3.58%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 15,273  $ 7,884   $ 1,582  $ 223
(000 omitted)

Ratio of expenses to average      .87%      .90% F    .90% F   .90% A, F
net assets

Ratio of net investment           5.73%     5.65%     5.98%    6.28% A
income to average  net assets

Portfolio turnover rate           174%      243%      136%     153%

A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF CLASS A SHARES) TO OCTOBER 31, 1996
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.

FINANCIAL HIGHLIGHTS - CLASS T

YEARS ENDED OCTOBER 31,          1999       1998       1997       1996       1995

SELECTED PER-SHARE DATA

Net asset value,  beginning      $ 10.020   $ 9.670    $ 9.490    $ 9.670    $ 8.960
of period

Income from Investment
Operations

Net investment income             .541 C     .546 C     .558 C     .586 C     .594

Net realized and unrealized       (.710)     .351       .171       (.180)     .701
gain (loss)

Total from investment             (.169)     .897       .729       .406       1.295
operations

Less Distributions

From net investment income        (.551)     (.547)     (.549)     (.586)     (.585)

From net realized gain            -          -          -          -          -

Total distributions               (.551)     (.547)     (.549)     (.586)     (.585)

Net asset value, end of period   $ 9.300    $ 10.020   $ 9.670    $ 9.490    $ 9.670

TOTAL RETURN A, B                 (1.71)%    9.56%      7.97%      4.38%      14.91%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 215,089  $ 212,933  $ 144,948  $ 217,883  $ 208,620
(000 omitted)

Ratio of expenses to average      .96%       1.00% D    1.00% D    1.00%      .89% D
net assets

Ratio of expenses to average      .95% E     1.00%      1.00%      .99% E     .89%
net assets after expense
reductions

Ratio of net investment           5.65%      5.59%      5.88%      6.19%      6.34%
income  to average net assets

Portfolio turnover rate           174%       243%       136%       153%       261%


A THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
B TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE.
C NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
D FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
E FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.

FINANCIAL HIGHLIGHTS - CLASS B

YEARS ENDED OCTOBER 31,          1999      1998      1997      1996      1995

SELECTED PER-SHARE DATA

Net asset value, beginning       $ 10.010  $ 9.660   $ 9.490   $ 9.670   $ 8.950
of period

Income from Investment
Operations

Net investment income             .479 C    .475 C    .494 C    .520 C    .542

Net realized and unrealized       (.699)    .359      .166      (.177)    .693
gain (loss)

Total from investment             (.220)    .834      .660      .343      1.235
operations

Less Distributions

From net investment income        (.490)    (.484)    (.490)    (.523)    (.515)

Net asset value, end of period   $ 9.300   $ 10.010  $ 9.660   $ 9.490   $ 9.670

TOTAL RETURN A, B                 (2.24)%   8.87%     7.20%     3.69%     14.19%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 94,871  $ 74,073  $ 18,782  $ 17,355  $ 11,766
(000 omitted)

Ratio of expenses to average      1.59%     1.65% D   1.65% D   1.67% D   1.65% D
net assets

Ratio of net investment           5.01%     4.92%     5.24%     5.51%     5.58%
income to average net assets

Portfolio turnover rate           174%      243%      136%      153%      261%


A THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
B TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE.
C NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
D FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.

FINANCIAL HIGHLIGHTS - CLASS C

YEARS ENDED OCTOBER 31,          1999      1998 E

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 10.020  $ 9.640
period

Income from Investment
Operations

Net investment income D           .468      .450

Net realized and unrealized       (.708)    .398
gain (loss)

Total from investment             (.240)    .848
operations

Less Distributions

From net investment income        (.480)    (.468)

Net asset value, end of period   $ 9.300   $ 10.020

TOTAL RETURN B, C                 (2.43)%   9.02%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 35,652  $ 14,954
(000 omitted)

Ratio of expenses to average      1.69%     1.75% A, F
net assets

Ratio of net investment           4.91%     4.74% A
income to average net assets

Portfolio turnover rate           174%      243%

A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD NOVEMBER 3, 1997 (COMMENCEMENT OF SALE OF CLASS C SHARES) TO OCTOBER 31, 1998
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.

FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS

YEARS ENDED OCTOBER 31,          1999      1998      1997      1996      1995 E

SELECTED PER-SHARE DATA

Net asset value,  beginning      $ 10.000  $ 9.650   $ 9.480   $ 9.670   $ 9.560
of period

Income from Investment
Operations

Net investment income             .567 D    .570 D    .580 D    .604 D    .197

Net realized and unrealized       (.720)    .352      .165      (.180)    .108
gain (loss)

Total from investment             (.153)    .922      .745      .424      .305
operations

Less Distributions

From net investment income        (.577)    (.572)    (.575)    (.614)    (.195)

Net asset value, end of period   $ 9.270   $ 10.000  $ 9.650   $ 9.480   $ 9.670

TOTAL RETURN B, C                 (1.55)%   9.86%     8.18%     4.58%     3.23%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 22,636  $ 25,582  $ 20,366  $ 27,660  $ 14,588
(000 omitted)

Ratio of expenses to average      .68%      .75% F    .75% F    .75% F    .75% A, F
net assets

Ratio of net investment           5.92%     5.84%     6.12%     6.43%     6.48% A
income  to average net assets

Portfolio turnover rate           174%      243%      136%      153%      261%


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD JULY 3, 1995 (COMMENCEMENT OF SALE OF INSTITUTIONAL CLASS SHARES) TO OCTOBER 31, 1995
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.

NOTES TO FINANCIAL STATEMENTS
For the period ended October 31, 1999


1. SIGNIFICANT ACCOUNTING POLICIES.

Fidelity Advisor Government Investment Fund (the fund) is a fund of Fidelity Advisor Series II (the trust). The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, and certain other class-specific fees, expenses, and expense reductions.

The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

SECURITY VALUATION. Securities are valued based upon a computerized matrix system and/or appraisals by a pricing service, both of which consider market transactions and dealer-supplied valuations. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.

INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

INVESTMENT INCOME. Interest income, which includes accretion of original issue discount, is accrued as earned.

EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

DISTRIBUTIONS TO SHAREHOLDERS. Distributions are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for paydown gains/losses on certain securities, market discount, capital loss carryforwards and losses deferred due to wash sales.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. OPERATING POLICIES.

JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

DELAYED DELIVERY TRANSACTIONS. The fund may purchase or sell securities on a delayed delivery basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The fund may receive compensation for interest forgone in the purchase of a delayed delivery security. With respect to purchase commitments, the fund identifies securities as segregated in its

2. OPERATING POLICIES - CONTINUED

DELAYED DELIVERY TRANSACTIONS - CONTINUED

records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, the fund had no investments in restricted securities (excluding 144A issues).

3. PURCHASES AND SALES OF INVESTMENTS.

Purchases and sales of long-term U.S. government and government agency obligations aggregated $699,311,938 and $605,378,301, respectively.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.

MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .0920% to .3700% for the period. The annual individual fund fee rate is 0.30%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annual rate of 0.43% of average net assets.

SUB-ADVISER FEE. FMR, on behalf of the fund, has entered into a sub-advisory agreement with Fidelity Investments Money Management, Inc. (FIMM), a wholly owned subsidiary of FMR. For its services, FIMM receives a fee from FMR of 50% of the management fee payable to FMR. The fee is paid prior to any voluntary expense reimbursements which may be in effect.

DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Board of Trustees has adopted separate distribution plans with respect to each class of shares (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a distribution and service fee. A portion of this fee may be reallowed to securities dealers, banks and other financial

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

DISTRIBUTION AND SERVICE PLAN - CONTINUED

institutions for the distribution of each class of shares and providing shareholder support services. For the period, this fee was based on the following annual rates of the average net assets of each applicable class:

CLASS A    .15%

CLASS T    .25%

CLASS B    .90%*

CLASS C    1.00%**

* .65% REPRESENTS A DISTRIBUTION FEE AND .25% REPRESENTS A SHAREHOLDER SERVICE FEE.

** .75% REPRESENTS A DISTRIBUTION FEE AND .25% REPRESENTS A
SHAREHOLDER SERVICE FEE.

For the period, each class paid FDC the following amounts, a portion of which was retained by FDC:

          PAID TO FDC  RETAINED BY FDC

CLASS A   $ 18,505     $ 21

CLASS T    532,422      4,601

CLASS B    770,739      556,963

CLASS C    270,959      239,227

          $ 1,592,625  $ 800,812

SALES LOAD. FDC receives a front-end sales charge of up to 4.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. Contingent deferred sales charges are based on declining rates ranging from 5% to 1% for Class B and 1% for Class C, of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. In addition, purchases of Class A and Class T shares that were subject to a finder's fee bear a contingent deferred sales charge on assets that do not remain in the fund for at least one year. The Class A and Class T contingent deferred sales charge is based on 0.25% of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. A portion of the sales charges paid to FDC is paid to securities dealers, banks and other financial institutions.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

SALES LOAD - CONTINUED

For the period, sales charge amounts paid to and retained by FDC were as follows:

          PAID TO FDC  RETAINED BY FDC

CLASS A   $ 129,786    $ 42,713

CLASS T    288,656      93,888

CLASS B    330,686      330,686*

CLASS C    30,008       30,008*

          $ 779,136    $ 497,295

* WHEN CLASS B AND CLASS C SHARES ARE INITIALLY SOLD, FDC PAYS
COMMISSIONS FROM ITS OWN RESOURCES TO SECURITIES DEALERS,
 BANKS, AND OTHER FINANCIAL INSTITUTIONS THROUGH WHICH THE SALES ARE
MADE.

TRANSFER AGENT FEES. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund (collectively referred to as the transfer agent). FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

                       AMOUNT     % OF AVERAGE NET ASSETS

CLASS A                $ 25,920   .21

CLASS T                 411,064   .19

CLASS B                 154,471   .18

CLASS C                 48,270    .18

INSTITUTIONAL CLASS     40,707    .17

                       $ 680,432

ACCOUNTING FEES. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

5. EXPENSE REDUCTIONS.

Through an arrangement with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. During the period, the fund's custodian fees were reduced by $4,382 under this arrangement.

6. DISTRIBUTIONS TO SHAREHOLDERS.

Distributions to shareholders of each class for the periods were as follows:

                            YEARS ENDED OCTOBER 31,

                            1999                     1998A

FROM NET INVESTMENT INCOME

CLASS A                     $ 712,354                $ 172,525

CLASS T                      12,190,847               8,994,288

CLASS B                      4,349,049                1,420,172

CLASS C                      1,346,657                168,316

INSTITUTIONAL CLASS          1,498,502                1,445,920

TOTAL                       $ 20,097,409             $ 12,201,221

A DISTRIBUTIONS FOR CLASS C ARE FOR THE PERIOD NOVEMBER 3, 1997
(COMMENCEMENT OF SALE OF SHARES) TO OCTOBER 31, 1998.

7. SHARE TRANSACTIONS.

Transactions for each class of shares for the periods were as follows:

                                SHARES                        DOLLARS

                                YEARS ENDED                   YEARS ENDED

                                 1999          1998A           1999           1998A



CLASS A Shares sold                             849,297       $ 41,844,902    $ 8,455,738
                                 4,350,590

Reinvestment of distributions    56,426         14,303         538,689         140,529

Shares redeemed                  (3,552,941)    (240,354)      (34,104,460)    (2,383,022)

Net increase (decrease)          854,075        623,246       $ 8,279,131     $ 6,213,245

CLASS T Shares sold              17,547,111     15,886,817    $ 169,027,264   $ 156,318,393

Reinvestment of distributions    1,053,527      761,626        10,087,686      7,462,535

Shares redeemed                  (16,736,818)   (10,390,224)   (160,930,470)   (101,764,593)

Net increase (decrease)          1,863,820      6,258,219     $ 18,184,480    $ 62,016,335

CLASS B Shares sold              7,298,446      6,584,605     $ 70,320,373    $ 65,367,580

Reinvestment of distributions    342,261        109,260        3,271,123       1,074,687

Shares redeemed                  (4,835,159)    (1,239,115)    (46,429,578)    (12,195,223)

Net increase (decrease)          2,805,548      5,454,750     $ 27,161,918    $ 54,247,044

CLASS C Shares sold              4,078,555      1,742,987     $ 39,397,472    $ 17,267,410

Reinvestment of distributions    83,356         13,959         792,733         138,062

Shares redeemed                  (1,822,180)    (264,262)      (17,548,890)    (2,621,407)

Net increase (decrease)          2,339,731      1,492,684     $ 22,641,315    $ 14,784,065

INSTITUTIONAL CLASS Shares       894,248        1,251,693     $ 8,576,171     $ 12,156,145
sold

Reinvestment of distributions    129,392        126,775        1,237,833       1,238,963

Shares redeemed                  (1,140,602)    (930,969)      (10,901,278)    (9,098,140)

Net increase (decrease)          (116,962)      447,499       $ (1,087,274)   $ 4,296,968


A SHARE TRANSACTIONS FOR CLASS C ARE FOR THE PERIOD NOVEMBER 3, 1997 (COMMENCEMENT OF SALE OF SHARES) TO OCTOBER 31, 1998.

INDEPENDENT AUDITORS' REPORT


To the Trustees of Fidelity Advisor Series II and Shareholders of
Fidelity Advisor Government Investment Fund:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments of Fidelity Advisor Government Investment Fund as of October 31, 1999, and the related statements of operations, changes in net assets and financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets for the year ended October 31, 1998, and the financial highlights for each of the years in the four-year period ended October 31, 1998 were audited by other auditors whose report, dated December 15, 1998, expressed an unqualified opinion on those statements and financial highlights.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned at October 31, 1999, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Fidelity Advisor Government Investment Fund at October 31, 1999, the results of its operations, the changes in its net assets, and its financial highlights for the year then ended in conformity with generally accepted accounting principles.

/s/DELOITTE & TOUCHE LLP
DELOITTE & TOUCHE LLP

Boston, Massachusetts
December 3, 1999

DISTRIBUTIONS


A total of 34.84% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund will notify shareholders in January 2000 of amounts for use in preparing 1999 income tax returns.






INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA

INVESTMENT SUB-ADVISERS
Fidelity Investments Money
 Management, Inc. (FIMM)
Merrimack, NH

OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Fred L. Henning Jr., Vice President
Dwight D. Churchill, Vice President
Stanley N. Griffith, Assistant Vice President
Thomas J. Silvia, Vice President
Eric D. Roiter, Secretary
Richard A. Silver, Treasurer
Matthew N. Karstetter, Deputy Treasurer
John H. Costello, Assistant Treasurer
Thomas J. Simpson, Assistant Treasurer

BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *

* INDEPENDENT TRUSTEES

ADVISORY BOARD
J. Gary Burkhead
Abigail P. Johnson
Ned C. Lautenbach

GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA

TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

CUSTODIAN
The Bank of New York
New York, NY

FOCUS FUNDS
Fidelity Advisor Consumer
Industries Fund
Fidelity Advisor Cyclical
Industries Fund
Fidelity Advisor Financial
Services Fund
Fidelity Advisor Health Care Fund
Fidelity Advisor Natural
Resources Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Utilities Growth Fund

GROWTH FUNDS
Fidelity Advisor Latin America Fund
Fidelity Advisor Emerging Asia Fund
Fidelity Advisor Japan Fund
Fidelity Advisor Europe Capital Appreciation Fund
Fidelity Advisor International
Capital Appreciation Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Diversified International Fund
Fidelity Advisor Global Equity Fund
Fidelity Advisor TechnoQuant(registered trademark)
Growth Fund
Fidelity Advisor Small Cap Fund
Fidelity Advisor Value Strategies Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Retirement Growth Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Large Cap Fund
Fidelity Advisor Dividend Growth Fund
Fidelity Advisor Growth
Opportunities Fund

AGOVI-ANN-1299  88091
1.538370.102

GROWTH AND INCOME FUNDS
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund

TAXABLE INCOME FUNDS
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor High Yield Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Mortgage
Securities Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor Short Fixed-Income Fund

MUNICIPAL FUNDS
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Intermediate Municipal Income Fund

MONEY MARKET FUNDS
Prime Fund
Treasury Fund
Tax-Exempt Fund

(2_FIDELITY_LOGOS)(registered trademark)



FIDELITY(REGISTERED TRADEMARK) ADVISOR
HIGH INCOME
FUND - CLASS A, CLASS T, CLASS B
AND CLASS C

ANNUAL REPORT
OCTOBER 31, 1999

(2_FIDELITY_LOGOS)(registered trademark)

CONTENTS


PRESIDENT'S MESSAGE            3   Ned Johnson on investing
                                   strategies.

PERFORMANCE                    4   How the fund has done over
                                   time.

FUND TALK                      12  The manager's review of fund
                                   performance, strategy and
                                   outlook.

INVESTMENT SUMMARY             15  A summary of the fund's
                                   investments.

INVESTMENTS                    16  A complete list of the fund's
                                   investments with their
                                   market values.

FINANCIAL STATEMENTS           22  Statements of assets and
                                   liabilities, operations, and
                                   changes in net assets,  as
                                   well as financial highlights.

NOTES                          31  Notes to the financial
                                   statements.

INDEPENDENT  AUDITORS' REPORT  39  The auditors' opinion.

Third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report is printed on recycled paper using soy-based inks.

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE
SUBMITTED FOR THE GENERAL INFORMATION
OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS
IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.

MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED
BY,
ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC,
FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT
INVESTED.

NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY ADVISOR FUND, INCLUDING CHARGES AND EXPENSES, CONTACT YOUR
INVESTMENT PROFESSIONAL FOR A FREE PROSPECTUS. READ IT CAREFULLY
BEFORE YOU INVEST OR SEND MONEY.

PRESIDENT'S MESSAGE


(PHOTO_OF_EDWARD_C_JOHNSON_3D)

DEAR SHAREHOLDER:

All major U.S. equity market indexes posted positive returns for the month of October, led by the technology-heavy NASDAQ Index, which climbed to a record high close during the month. Domestic bonds, however, turned in relatively flat performance, due in large part to lingering fears of a potential interest rate hike by the Federal Reserve Board, and its adoption of a tightening bias during the first week of the month.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.

An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.

If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

Remember to contact your investment professional if you need help with your investments.

Best regards,
Edward C. Johnson 3d

FIDELITY ADVISOR HIGH INCOME FUND - CLASS A
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain class expenses, the total return would have been lower.

CUMULATIVE TOTAL RETURNS

PERIOD ENDED OCTOBER 31, 1999        LIFE OF FUND

FIDELITY ADV HIGH INCOME - CL A      0.25%

FIDELITY ADV HIGH INCOME - CL        -4.51%
A   (INCL. 4.75% SALES CHARGE)

ML High Yield Master II              -0.97%

CUMULATIVE TOTAL RETURNS show Class A's performance in percentage terms over a set period - in this case, since the fund started on September 7, 1999. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class A's returns to the performance of the Merrill Lynch High Yield Master II Index - a market value-weighted index of all domestic and yankee high-yield bonds, including deferred interest bonds and payment-in-kind securities. Issues included in the index have maturities of one year or more and have a credit rating lower than BBB-/Baa3, but are not in default. This benchmark includes reinvested dividends and capital gains, if any.

AVERAGE ANNUAL TOTAL RETURNS

AVERAGE ANNUAL TOTAL RETURNS take Class A shares' cumulative return and show you what would have happened if Class A shares had performed at a constant rate each year. These numbers will be reported once the fund is a year old. In addition, the growth of a hypothetical $10,000 investment in the fund will appear in the fund's next report six months from now.

TOTAL RETURN COMPONENTS

                  SEPTEMBER 7, 1999
                  (COMMENCEMENT  OF
                  OPERATIONS) TO OCTOBER 31,

                  1999

Dividend returns  1.05%

Capital returns    -0.80%

Total returns     0.25%

TOTAL RETURN COMPONENTS include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the class. A capital return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains, if any, paid by the class are reinvested.

DIVIDENDS AND YIELD

PERIOD ENDED OCTOBER 31, 1999  LIFE OF CLASS

Dividends per share            10.53(cents)

Annualized dividend rate       7.14%

30-day annualized yield        -

DIVIDENDS per share show the income paid by the class for a set period and do not reflect any tax reclassifications. The annual dividend rate is based on an average share price of $9.97 over the life of the class. The 30-day annualized YIELD is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. Yield information will be reported once Class A has a longer more stable operating history.

FIDELITY ADVISOR HIGH INCOME FUND - CLASS T
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain class expenses, the total return would have been lower.

CUMULATIVE TOTAL RETURNS

PERIOD ENDED OCTOBER 31, 1999        LIFE OF FUND

FIDELITY ADV HIGH INCOME - CL T      0.23%

FIDELITY ADV HIGH INCOME - CL        -3.27%
T   (INCL. 3.50% SALES CHARGE)

ML High Yield Master II              -0.97%

CUMULATIVE TOTAL RETURNS show Class T's performance in percentage terms over a set period - in this case, since the fund started on September 7, 1999. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class T's returns to the performance of the Merrill Lynch High Yield Master II Index - a market value-weighted index of all domestic and yankee high-yield bonds, including deferred interest bonds and payment-in-kind securities. Issues included in the index have maturities of one year or more and have a credit rating lower than BBB-/Baa3, but are not in default. This benchmark includes reinvested dividends and capital gains, if any.

AVERAGE ANNUAL TOTAL RETURNS

AVERAGE ANNUAL TOTAL RETURNS take Class T shares' cumulative return and show you what would have happened if Class T shares had performed at a constant rate each year. These numbers will be reported once the fund is a year old. In addition, the growth of a hypothetical $10,000 investment in the fund will appear in the fund's next report six months from now.

TOTAL RETURN COMPONENTS

                  SEPTEMBER 7, 1999
                  (COMMENCEMENT  OF
                  OPERATIONS) TO OCTOBER 31,

                  1999

Dividend returns  1.03%

Capital returns    -0.80%

Total returns     0.23%

TOTAL RETURN COMPONENTS include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the class. A capital return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains, if any, paid by the class are reinvested.

DIVIDENDS AND YIELD

PERIOD ENDED OCTOBER 31, 1999  LIFE OF CLASS

Dividends per share            10.32(cents)

Annualized dividend rate       7.00%

30-day annualized yield        -

DIVIDENDS per share show the income paid by the class for a set period and do not reflect any tax reclassifications. The annual dividend rate is based on an average share price of $9.97 over the life of the class. The 30-day annualized YIELD is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. Yield information will be reported once Class T has a longer more stable operating history.

FIDELITY ADVISOR HIGH INCOME FUND - CLASS B
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain class expenses, the total return would have been lower.

CUMULATIVE TOTAL RETURNS

PERIOD ENDED OCTOBER 31, 1999        LIFE OF FUND

FIDELITY ADV HIGH INCOME - CL B      0.19%

FIDELITY ADV HIGH INCOME - CL        -4.77%
B   (INCL. CONTINGENT
DEFERRED SALES CHARGE)

ML High Yield Master II              -0.97%

CUMULATIVE TOTAL RETURNS show Class B's performance in percentage terms over a set period - in this case, since the fund started on September 7, 1999. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class B's returns to the performance of the Merrill Lynch High Yield Master II Index - a market value-weighted index of all domestic and yankee high-yield bonds, including deferred interest bonds and payment-in-kind securities. Issues included in the index have maturities of one year or more and have a credit rating lower than BBB-/Baa3, but are not in default. This benchmark includes reinvested dividends and capital gains, if any.

AVERAGE ANNUAL TOTAL RETURNS

AVERAGE ANNUAL TOTAL RETURNS take Class B shares' cumulative return and show you what would have happened if Class B shares had performed at a constant rate each year. These numbers will be reported once the fund is a year old. In addition, the growth of a hypothetical $10,000 investment in the fund will appear in the fund's next report six months from now.

TOTAL RETURN COMPONENTS

                  SEPTEMBER 7, 1999
                  (COMMENCEMENT  OF
                  OPERATIONS) TO OCTOBER 31,

                  1999

Dividend returns  0.99%

Capital returns    -0.80%

Total returns     0.19%

TOTAL RETURN COMPONENTS include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the class. A capital return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains, if any, paid by the class are reinvested.

DIVIDENDS AND YIELD

PERIOD ENDED OCTOBER 31, 1999  LIFE OF CLASS

Dividends per share            9.93(cents)

Annualized dividend rate       6.74%

30-day annualized yield        -

DIVIDENDS per share show the income paid by the class for a set period and do not reflect any tax reclassifications. The annual dividend rate is based on an average share price of $9.96 over the life of the class. The 30-day annualized YIELD is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. Yield information will be reported once Class B has a longer more stable operating history.

FIDELITY ADVISOR HIGH INCOME FUND - CLASS C
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain class expenses, the total return would have been lower.

CUMULATIVE TOTAL RETURNS

PERIOD ENDED OCTOBER 31, 1999        LIFE OF FUND

FIDELITY ADV HIGH INCOME - CL C      0.08%

FIDELITY ADV HIGH INCOME - CL        -0.91%
C   (INCL. CONTINGENT
DEFERRED SALES CHARGE)

ML High Yield Master II              -0.97%

CUMULATIVE TOTAL RETURNS show Class C's performance in percentage terms over a set period - in this case, since the fund started on September 7, 1999. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class C's returns to the performance of the Merrill Lynch High Yield Master II Index - a market value-weighted index of all domestic and yankee high-yield bonds, including deferred interest bonds and payment-in-kind securities. Issues included in the index have maturities of one year or more and have a credit rating lower than BBB-/Baa3, but are not in default. This benchmark includes reinvested dividends and capital gains, if any.

AVERAGE ANNUAL TOTAL RETURNS

AVERAGE ANNUAL TOTAL RETURNS take Class C shares' cumulative return and show you what would have happened if Class C shares had performed at a constant rate each year. These numbers will be reported once the fund is a year old. In addition, the growth of a hypothetical $10,000 investment in the fund will appear in the fund's next report six months from now.

TOTAL RETURN COMPONENTS

                  SEPTEMBER 7, 1999
                  (COMMENCEMENT  OF
                  OPERATIONS) TO OCTOBER 31,

                  1999

Dividend returns  0.98%

Capital returns    -0.90%

Total returns     0.08%

TOTAL RETURN COMPONENTS include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the class. A capital return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains, if any, paid by the class are reinvested.

DIVIDENDS AND YIELD

PERIOD ENDED OCTOBER 31, 1999  LIFE OF CLASS

Dividends per share            9.77(cents)

Annualized dividend rate       6.63%

30-day annualized yield        -

DIVIDENDS per share show the income paid by the class for a set period and do not reflect any tax reclassifications. The annual dividend rate is based on an average share price of $9.96 over the life of the class. The 30-day annualized YIELD is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. Yield information will be reported once Class C has a longer more stable operating history.

FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP

A dramatic recovery in the global
economy triggered an impressive
rally in the high-yield bond market
during the first six months of the
12-month period ending October 31,
1999. In November of last year, the
third in a series of 0.25 percentage
point interest-rate cuts by the Federal
Reserve Board set the stage for
restored confidence in global
markets and an impressive rebound
in the high-yield market. To illustrate
the strength of the recovery, the
Merrill Lynch High Yield Master Index
- a broad measure of the high-yield
market - produced a total return
of 4.48% for the 12-month period
ending October 31, 1999, despite
posting a loss of 2.69% during the
past six months. The sustained
strength in the domestic economy
combined with concerns of higher
wage pressures, caused investors
and the Fed to shift their focus back
toward inflation and the prospects
of higher interest rates over the past
six months. Following the Fed's two
rate hikes in June and August and
persistent concerns about inflation,
the rally in the high-yield market was
essentially stopped in its tracks. Even
so, the overall U.S. bond market did
not fare as well in comparison. The
Lehman Brothers Aggregate Bond
Index - a broad measure of the
taxable bond market - returned
0.53% during the 12-month period.

(photograph of David Glancy)

An interview with David Glancy, Portfolio Manager of Fidelity Advisor High Income Fund

Q. DAVID, HOW DID THE FUND PERFORM?

A. The fund has only been open for a short time, since September 7, 1999. From that time until October 31, 1999, the high-yield market experienced some losses, which were the result of rising interest rates, concerns that higher rates might weaken the economy and a decline in liquidity. In terms of the fund's performance, the fund's Class A, Class T, Class B and Class C shares had total returns of 0.25%, 0.23%, 0.19% and 0.08%, respectively, from inception on September 7, 1999, through October 31, 1999. Over the same period, the Merrill Lynch High Yield Master II Index returned -0.97%. Going forward, we will look at the fund's performance in six- and 12-month intervals and compare its performance to its benchmark and peer group tracked by Lipper Inc., the high current yield funds average.

Q. WHAT CAN YOU TELL US ABOUT YOUR INVESTMENT APPROACH?

A. There are three main areas that I focus on. First, there are high-yield debt securities, the core of the fund. I tend to look for high-yield bonds that offer a combination of shorter maturities and stronger credit quality. By doing so, I hope to reduce the risk that rising interest rates or business problems could hurt the value of the bonds. Although the fund may surrender some yield following this approach, it should be compensated by excess returns from relatively large positions in income-producing securities that I find to be undervalued by the market. Second, there are leveraged equities, which are common stocks of companies that have high-yield bonds outstanding. From time to time, these companies offer earnings that outpace their cost of capital. When that happens, the excess earnings increase the underlying value of the companies' equity. When a stock's price doesn't reflect this excess, someone who holds the stock has the opportunity to benefit from higher gains once it does. Finally, I look at distressed securities - meaning companies in default. While we've kept an eye out for opportunities in that market, it has been unattractive for some time. The distressed-debt market today is made up primarily of non-competitive companies with operating problems that can't be helped by an infusion of capital.

Q. HOW DO YOU SELECT SECURITIES FOR THE FUND?

A. I use a research-intensive, company-by-company, bottom-up approach. I first look at a company's business risks, then consider its financial risks. Once I decide a company is an attractive investment candidate, I look at the different kinds of securities offered by the company and how the market is pricing each one. Whether it's a bond or a stock, I try to pick the piece that offers the best risk-adjusted return.

Q. WHERE HAVE YOU FOUND INVESTMENT OPPORTUNITIES SINCE THE FUND
OPENED?

A. I focused the fund's investments in the telecommunications, satellite and cable television industries. I firmly believed these sectors offered more compelling opportunities than many alternatives in the market. Satellite and cable companies offered average yields with below-average business risk. Their promise has been corroborated by investments from Microsoft and AT&T, which are trying to take advantage of the conduit these companies provide into an increasing number of households for entertainment, information and communications. On the telecommunications side, deregulation has spurred growth in companies that are seeking to compete with both regional and long-distance telephone companies. Intense merger and acquisition activity also has helped verify the appeal of this sector.

Q. WHAT IS YOUR OUTLOOK?

A. My focus is on making good, profitable loans, not on trying to figure out the immediate direction of the market. I don't know whether or not the market will recover over the next one, three or six months. Nevertheless, I am bullish about the long-term outlook for the high-yield market and the fund. Corporate earnings projections look solid and there has been a significant level of positive merger and acquisition activity. High-yield debt securities have reached very cheap levels relative to Treasuries, high-grade corporate bonds and equities, leaving them poised to recover and more insulated from any potential problems that might be caused by additional increases in interest rates.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER AND DO NOT NECESSARILY REPRESENT THE VIEWS OF FIDELITY OR ANY OTHER PERSON IN THE FIDELITY ORGANIZATION. ANY SUCH VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS AND FIDELITY DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR A FIDELITY FUND ARE BASED ON NUMEROUS FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY FIDELITY FUND.

(checkmark)FUND FACTS

GOAL: Seeks a high level of
current income. The fund may
also seek capital
appreciation

START DATE: September 7, 1999

SIZE: as of October 31,
1999, more than $7 million

MANAGER: David Glancy,
since inception; joined
Fidelity in 1990

DAVID GLANCY ON WHY
HIGH-YIELD DEBT SECURITIES
CURRENTLY ARE CHEAP:

"High-yield bond prices are not as
cheap as they were at the end of
1998 or in the late 1980s, but they are
pretty close. There are several
reasons why. One is that we're late
in the business cycle. After a
significant expansion, the next move
for the economy could be down.
Since, like equities, high-yield
bonds tend to perform better during
periods of economic strength,
investors have become more
concerned about an economic
slowdown. Part of that fear comes
from the anticipation of another
short-term interest-rate increase by
the Federal Reserve Board. The Fed
has already hiked interest rates two
times since June to slow growth and
head off inflation. Another similar
move could dampen economic
growth. There also has been less
liquidity, as lending seized up in
anticipation of Y2K.

"It looks as if these factors have
already been incorporated into the
prices of high-yield securities,
presenting opportunities to invest
in good loans at significant
discounts. Unlike equities, which
have no future set price, high-yield
bonds offer a certain price to be paid
back at a certain date, provided the
issuer maintains its ability to pay
off the interest and principal.
High-yield bonds bought at today's
discount prices offer both attractive
yields and significant appreciation
potential as they near maturity,
when they must be redeemed at
par - or face -  value."


INVESTMENT SUMMARY




TOP FIVE HOLDINGS AS OF
OCTOBER 31, 1999

(BY ISSUER, EXCLUDING CASH     % OF FUND'S  NET ASSETS
EQUIVALENTS)

Covad Communications Group,     3.1
Inc.

Nextel Communications, Inc.     3.0

NEXTLINK Communications, Inc.   2.7

Huntsman Corp.                  2.6

Satelites Mexicanos SA de CV    2.6

                                14.0

TOP FIVE MARKET SECTORS AS OF
OCTOBER 31, 1999

                               % OF FUND'S  NET ASSETS

UTILITIES                       26.1

MEDIA & LEISURE                 17.5

BASIC INDUSTRIES                8.6

INDUSTRIAL MACHINERY &          6.1
EQUIPMENT

TECHNOLOGY                      4.6

QUALITY DIVERSIFICATION AS OF
OCTOBER 31, 1999

(MOODY'S RATINGS)              % OF FUND'S INVESTMENTS

Aaa, Aa, A                      0.0

Baa                             0.0

Ba                              10.4

B                               46.0

Caa, Ca, C                      4.6

Not Rated                       4.6

TABLE EXCLUDES SHORT-TERM INVESTMENTS. WHERE MOODY'S RATINGS ARE NOT AVAILABLE, WE HAVE USED S&P RATINGS. UNRATED DEBT SECURITIES THAT ARE EQUIVALENT TO BA AND BELOW AT OCTOBER 31, 1999 ACCOUNT FOR 4.6% OF THE FUND'S INVESTMENTS.

ASSET ALLOCATION (% OF FUND'S
NET ASSETS)

AS OF OCTOBER 31, 1999 *

Nonconvertible Bonds        65.4%

Preferred Stocks             3.0%

Common Stocks                0.4%

Short-Term Investments and
Net Other Assets            31.2%

* FOREIGN INVESTMENTS        8.9%


Row: 1, Col: 1, Value: 65.40000000000001
Row: 1, Col: 2, Value: 0.0
Row: 1, Col: 3, Value: 3.0
Row: 1, Col: 4, Value: 0.0
Row: 1, Col: 5, Value: 0.4
Row: 1, Col: 6, Value: 0.0
Row: 1, Col: 7, Value: 0.0
Row: 1, Col: 8, Value: 31.2
Row: 1, Col: 9, Value: 0.0
Row: 1, Col: 10, Value: 0.0
Row: 1, Col: 1, Value: 0.0
Row: 1, Col: 2, Value: 0.0
Row: 1, Col: 3, Value: 0.0
Row: 1, Col: 4, Value: 0.0
Row: 1, Col: 5, Value: 0.0
Row: 1, Col: 6, Value: 0.0
Row: 1, Col: 7, Value: 0.0
Row: 1, Col: 8, Value: 0.0


INVESTMENTS OCTOBER 31, 1999

Showing Percentage of Net Assets



NONCONVERTIBLE BONDS - 65.4%

MOODY'S RATINGS (UNAUDITED) (E)             PRINCIPAL AMOUNT              VALUE (NOTE 1)

BASIC INDUSTRIES - 8.6%

CHEMICALS & PLASTICS - 6.7%

Huntsman Corp. 9.5% 7/1/07 (c)    B2        $ 220,000                     $ 205,699

Lyondell Chemical Co. 9.625%      Ba3        150,000                       148,125
5/1/07

Sterling Chemicals, Inc.          B3         180,000                       174,600
12.375% 7/15/06 (c)

                                                                           528,424

METALS & MINING - 1.9%

Kaiser Aluminum & Chemical        B1         150,000                       147,000
Corp.  9.875% 2/15/02

TOTAL BASIC INDUSTRIES                                                     675,424

FINANCE - 3.0%

CREDIT & OTHER FINANCE - 3.0%

Metris Companies, Inc. 10%        Ba3        210,000                       190,050
11/1/04

Olympic Financial Ltd. 11.5%      B3         75,000                        46,875
3/15/07

                                                                           236,925

HEALTH - 2.0%

MEDICAL FACILITIES MANAGEMENT
- 2.0%

Tenet Healthcare Corp. 8.125%     Ba3        50,000                        44,500
12/1/08

Unilab Corp. 12.75% 10/1/09       B3         115,000                       115,288
(c)

                                                                           159,788

INDUSTRIAL MACHINERY &
EQUIPMENT - 6.1%

ELECTRICAL EQUIPMENT - 2.0%

Loral Space & Communications      B1         200,000                       160,000
Ltd. 9.5% 1/15/06

INDUSTRIAL MACHINERY &
EQUIPMENT - 2.1%

Thermadyne Manufacturing LLC      B3         190,000                       157,700
9.875% 6/1/08

Tokheim Corp. 11.375% 8/1/08      Caa1       10,000                        5,000
(c)

                                                                           162,700

NONCONVERTIBLE BONDS -
CONTINUED

MOODY'S RATINGS (UNAUDITED) (E)             PRINCIPAL AMOUNT              VALUE (NOTE 1)

INDUSTRIAL MACHINERY &
EQUIPMENT - CONTINUED

POLLUTION CONTROL - 2.0%

Allied Waste North America,
Inc.:

7.375% 1/1/04                     Ba2       $ 150,000                     $ 134,250

10% 8/1/09 (c)                    B2         25,000                        21,000

                                                                           155,250

TOTAL INDUSTRIAL MACHINERY &                                               477,950
EQUIPMENT

MEDIA & LEISURE - 17.5%

BROADCASTING - 11.9%

Adelphia Communications Corp.     B1         150,000                       151,500
9.25% 10/1/02

EchoStar DBS Corp. 9.25%          B2         200,000                       198,000
2/1/06

International Cabletel, Inc.      B3         150,000                       145,125
Series A, 0% 4/15/05 (b)

Satelites Mexicanos SA de CV:

9.26% 6/30/04 (c)(d)              B1         150,000                       138,750

10.125% 11/1/04                   B3         85,000                        61,200

Telewest PLC 0% 10/1/07 (b)       B1         150,000                       136,500

United Pan-Europe                 B2         100,000                       97,000
Communications NV 10.875%
8/1/09 (c)

                                                                           928,075

ENTERTAINMENT - 3.2%

Alliance Gaming Corp. 10%         B3         150,000                       108,750
8/1/07

Harrahs Operating Co., Inc.       Ba2        150,000                       142,500
7.875% 12/15/05

                                                                           251,250

LODGING & GAMING - 1.2%

Courtyard by Marriott II          B-         100,000                       94,750
LP/Courtyard II Finance Co.
10.75% 2/1/08

RESTAURANTS - 1.2%

Domino's, Inc. 10.375% 1/15/09    B3         100,000                       91,750

TOTAL MEDIA & LEISURE                                                      1,365,825

RETAIL & WHOLESALE - 0.9%

GROCERY STORES - 0.9%

Pathmark Stores, Inc. 0%          Caa2       70,000                        66,500
11/1/03 (b)

NONCONVERTIBLE BONDS -
CONTINUED

MOODY'S RATINGS (UNAUDITED) (E)             PRINCIPAL AMOUNT              VALUE (NOTE 1)

TECHNOLOGY - 4.6%

COMPUTER SERVICES & SOFTWARE
- 3.4%

Federal Data Corp. 10.125%        B3        $ 200,000                     $ 140,000
8/1/05

PSINet, Inc. 11% 8/1/09 (c)       B3         90,000                        91,800

Verio, Inc. 11.25% 12/1/08        B3         30,000                        31,275

                                                                           263,075

ELECTRONICS - 1.2%

Fairchild Semiconductor Corp.     B3         100,000                       98,750
10.125% 3/15/07

TOTAL TECHNOLOGY                                                           361,825

UTILITIES - 22.7%

CELLULAR - 5.3%

Globalstar LP/Globalstar          Caa1       60,000                        34,200
Capital Corp.  11.375%
2/15/04

McCaw International Ltd. 0%       Caa1       100,000                       62,500
4/15/07 (b)

Millicom International            Caa1       100,000                       73,000
Cellular SA  0% 6/1/06 (b)

Nextel International, Inc. 0%     Caa1       100,000                       53,000
4/15/08 (b)

Nextel Partners, Inc. 0%          B3         150,000                       92,250
2/1/09 (b)

TeleCorp PCS, Inc. 0% 4/15/09     B3         30,000                        18,300
(b)(c)

Tritel PCS, Inc. 0% 5/15/09       B3         30,000                        18,075
(b)(c)

Triton PCS, Inc. 0% 5/1/08 (b)    Caa1       15,000                        10,313

US Unwired, Inc. 0% 11/1/09       Caa1       100,000                       52,750
(c)

                                                                           414,388

TELEPHONE SERVICES - 17.4%

Allegiance Telecom, Inc. 0%       B3         50,000                        33,750
2/15/08 (b)

Covad Communications Group,
Inc.:

0% 3/15/08 (b)                    B3         120,000                       67,500

12.5% 2/15/09                     B3         170,000                       168,300

e.spire Communications, Inc.:

0% 7/1/08 (b)                     -          30,000                        10,500

13.75% 7/15/07                    -          150,000                       132,000

GST Network Funding, Inc. 0%      -          160,000                       72,800
5/1/08 (b)

GST USA, Inc. 0% 12/15/05 (b)     -          190,000                       144,400

ICG Holdings, Inc. 0% 9/15/05     B3         160,000                       134,400
(b)

Intermedia Communications,
Inc.:

0% 5/15/06 (b)                    B2         150,000                       123,375

8.6% 6/1/08                       B2         10,000                        8,925

NONCONVERTIBLE BONDS -
CONTINUED

MOODY'S RATINGS (UNAUDITED) (E)             PRINCIPAL AMOUNT              VALUE (NOTE 1)

UTILITIES - CONTINUED

TELEPHONE SERVICES - CONTINUED

IXC Communications, Inc. 9%       B3        $ 100,000                     $ 100,000
4/15/08

NEXTLINK Communications, Inc.:

0% 4/15/08 (b)                    B3         260,000                       161,200

10.75% 6/1/09                     B3         45,000                        46,069

Rochester Tel Corp.:

9% 7/19/00                        Ba2        50,000                        50,250

9.07% 7/5/00                      Ba2        50,000                        50,250

9.1% 7/5/00                       Ba2        50,000                        50,250

                                                                           1,353,969

TOTAL UTILITIES                                                            1,768,357

TOTAL NONCONVERTIBLE BONDS                                                 5,112,594
(Cost $5,162,741)


COMMON STOCKS - 0.4%

                              SHARES

UTILITIES - 0.4%

TELEPHONE SERVICES - 0.4%

GST Telecommunications, Inc.   5,000       33,750
(a) (Cost $36,233)

NONCONVERTIBLE PREFERRED
STOCKS - 3.0%



UTILITIES - 3.0%

CELLULAR - 3.0%

Nextel Communications, Inc.:

11.125% pay-in-kind            200         205,000

Series D, 13% pay-in-kind      25          26,625

(Cost $222,219)                231,625

CASH EQUIVALENTS - 30.9%

                              MATURITY AMOUNT               VALUE (NOTE 1)

Investments in repurchase     $ 2,422,053                   $ 2,421,000
agreements (U.S. Treasury
obligations), in a joint
trading account at 5.22%,
dated 10/29/99 due 11/1/99
(Cost $2,421,000)

TOTAL INVESTMENT PORTFOLIO -                                 7,798,969
99.7%
(Cost $7,842,193)

NET OTHER ASSETS - 0.3%                                      23,552

NET ASSETS - 100%                                          $ 7,822,521

LEGEND

(a) Non-income producing

(b) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $938,262 or 12.0% of net assets.

(d) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(e) Standard & Poor's credit ratings are used in the absence of a rating by Moody's Investor Service, Inc.

OTHER INFORMATION

The composition of long-term debt
holdings as a percentage of total value
of investments in securities, is as follows (ratings are unaudited):

MOODY'S RATINGS                   S&P RATINGS

Aaa, Aa, A   0.0%                 AAA, AA, A     0.0%
Baa          0.0%                 BBB            0.0%
Ba          10.4%                 BB            10.2%
B           44.8%                 B             36.3%
Caa          4.6%                 CCC            7.5%
Ca, C        0.0%                 CC, C          0.0%
                                  D              0.0%

The percentage not rated by Moody's
or S&P amounted to 4.6%. FMR has determined that unrated debt securities that are lower quality account for 4.6% of the total value of investment in securities.

INCOME TAX INFORMATION

At October 31, 1999, the aggregate
cost of investment securities for income tax purposes was $7,842,193. Net unrealized depreciation aggregated $43,224, of which $54,561 related to appreciated investment securities and $97,785 related to depreciated investment securities.

At October 31, 1999, the Fund had a capital loss carryforward of approxi-mately 7,000, all of which will expire on October 31, 2007.

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
                                      OCTOBER 31, 1999

ASSETS

Investment in securities, at               $ 7,798,969
value (including repurchase
agreements of $2,421,000)
(cost $7,842,193) -  See
accompanying schedule

Cash                                        21,786

Receivable for investments                  61,456
sold

Receivable for fund shares                  201,629
sold

Interest receivable                         104,547

Prepaid expenses                            77,391

Receivable from investment                  36,680
adviser for expense
reductions

 TOTAL ASSETS                               8,302,458

LIABILITIES

Payable for investments         $ 310,273
purchased

Distributions payable            7,747

Distribution fees payable        2,797

Other payables and accrued       159,120
expenses

 TOTAL LIABILITIES                          479,937

NET ASSETS                                 $ 7,822,521

Net Assets consist of:

Paid in capital                            $ 7,869,440

Undistributed net investment                2,608
income

Accumulated undistributed net               (6,303)
realized gain (loss)  on
investments

Net unrealized appreciation                 (43,224)
(depreciation) on investments

NET ASSETS                                 $ 7,822,521

STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                        OCTOBER 31, 1999

CALCULATION OF MAXIMUM             $9.92
OFFERING PRICE CLASS A: NET
ASSET VALUE and redemption
price per share   ($738,810
(divided by) 74,457 shares)

Maximum offering price per         $10.41
share (100/95.25 of $9.92)

CLASS T: NET ASSET VALUE and       $9.92
redemption price per share
($2,422,278 (divided by)
244,111 shares)

Maximum offering price per         $10.28
share (100/96.50 of $9.92)

CLASS B: NET ASSET VALUE and       $9.92
offering price   per share
($2,088,890 (divided by)
210,634 shares) A

CLASS C: NET ASSET VALUE and       $9.91
offering price  per share
($1,853,877 (divided by)
187,021 shares) A

INSTITUTIONAL CLASS: NET           $9.92
ASSET VALUE, offering price
and redemption price   per
share ($718,666 (divided by)
72,432 shares)

A REDEMPTION PRICE PER SHARE IS EQUAL TO NET ASSET VALUE LESS ANY
APPLICABLE CONTINGENT DEFERRED SALES CHARGE.

STATEMENT OF OPERATIONS

                       SEPTEMBER 7, 1999
                      (COMMENCEMENT OF OPERATIONS)
                               TO OCTOBER 31, 1999

INVESTMENT INCOME                         $ 69,940
Interest

EXPENSES

Management fee                 $ 4,502

Transfer agent fees             1,358

Distribution fees               4,092

Accounting fees and expenses    8,833

Custodian fees and expenses     816

Registration fees               48,758

Audit                           27,250

 Total expenses before          95,609
reductions

 Expense reductions             (84,809)   10,800

NET INVESTMENT INCOME                      59,140

REALIZED AND UNREALIZED GAIN               (6,153)
(LOSS)
Net realized gain (loss) on
investment securities

Change in net unrealized                   (43,224)
appreciation (depreciation)
on investment securities

NET GAIN (LOSS)                            (49,377)

NET INCREASE (DECREASE) IN                $ 9,763
NET ASSETS RESULTING  FROM
OPERATIONS

STATEMENT OF CHANGES IN NET ASSETS

                               SEPTEMBER 7, 1999
                               (COMMENCEMENT OF OPERATIONS)
                               TO OCTOBER 31, 1999

INCREASE (DECREASE) IN NET
ASSETS

Operations Net investment      $ 59,140
income

 Net realized gain (loss)       (6,153)

 Change in net unrealized       (43,224)
appreciation (depreciation)

 NET INCREASE (DECREASE) IN     9,763
NET ASSETS RESULTING FROM
OPERATIONS

Distributions to shareholders   (56,682)
from net investment income

Share transactions - net        7,869,440
increase (decrease)

  TOTAL INCREASE (DECREASE)     7,822,521
IN NET ASSETS

NET ASSETS

 Beginning of period            -

 End of period (including      $ 7,822,521
undistributed net investment
income of $2,608)

FINANCIAL HIGHLIGHTS - CLASS A

YEAR ENDED OCTOBER 31,           1999 E

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 10.000
period

Income from Investment
Operations

Net investment income D           .116

Net realized and unrealized       (.091)
gain (loss)

Total from investment             .025
operations

Less Distributions

From net investment income        (.105)

Net asset value, end of period   $ 9.920

TOTAL RETURN B, C                 .25%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 739
(000 omitted)

Ratio of expenses to average      1.00% A, F
net assets

Ratio of net investment           7.92% A
income to average net assets

Portfolio turnover rate           331% A

A ANNUALIZED
B THE TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIOD SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD SEPTEMBER 7, 1999 (COMMENCEMENT OF OPERATIONS) TO OCTOBER 31, 1999.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.

FINANCIAL HIGHLIGHTS - CLASS T

YEAR ENDED OCTOBER 31,           1999 E

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 10.000
period

Income from Investment
Operations

Net investment income D           .112

Net realized and unrealized       (.089)
gain (loss)

Total from investment             .023
operations

Less Distributions

From net investment income        (.103)

Net asset value, end of period   $ 9.920

TOTAL RETURN B, C                 .23%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 2,422
(000 omitted)

Ratio of expenses to average      1.10% A, F
net assets

Ratio of net investment           7.82% A
income to average net assets

Portfolio turnover rate           331% A

A ANNUALIZED
B THE TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIOD SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD SEPTEMBER 7, 1999 (COMMENCEMENT OF OPERATIONS) TO OCTOBER 31, 1999.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.

FINANCIAL HIGHLIGHTS - CLASS B

YEAR ENDED OCTOBER 31,           1999 E

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 10.000
period

Income from Investment
Operations

Net investment income D           .102

Net realized and unrealized       (.083)
gain (loss)

Total from investment             .019
operations

Less Distributions

From net investment income        (.099)

Net asset value, end of period   $ 9.920

TOTAL RETURN B, C                 .19%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 2,089
(000 omitted)

Ratio of expenses to average      1.75% A, F
net assets

Ratio of net investment           7.17% A
income to average net assets

Portfolio turnover rate           331% A

A ANNUALIZED
B THE TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIOD SHOWN.
C TOTAL RETURNS DO NOT REFLECT THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD SEPTEMBER 7, 1999 (COMMENCEMENT OF OPERATIONS) TO OCTOBER 31, 1999.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.

FINANCIAL HIGHLIGHTS - CLASS C

YEAR ENDED OCTOBER 31,           1999 E

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 10.000
period

Income from Investment
Operations

Net investment income D           .101

Net realized and unrealized       (.093)
gain (loss)

Total from investment             .008
operations

Less Distributions

From net investment income        (.098)

Net asset value, end of period   $ 9.910

TOTAL RETURN B, C                 .08%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 1,854
(000 omitted)

Ratio of expenses to average      1.85% A, F
net assets

Ratio of net investment           7.07% A
income to average net assets

Portfolio turnover rate           331% A

A ANNUALIZED
B THE TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIOD SHOWN.
C TOTAL RETURNS DO NOT REFLECT THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD SEPTEMBER 7, 1999 (COMMENCEMENT OF OPERATIONS) TO OCTOBER 31, 1999.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.

FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS

YEAR ENDED OCTOBER 31,           1999 E

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 10.000
period

Income from Investment
Operations

Net investment income D           .118

Net realized and unrealized       (.091)
gain (loss)

Total from investment             .027
operations

Less Distributions

From net investment income        (.107)

Net asset value, end of period   $ 9.920

TOTAL RETURN B, C                 .28%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 719
(000 omitted)

Ratio of expenses to average      .85% A, F
net assets

Ratio of net investment           8.07% A
income to average net assets

Portfolio turnover rate           331% A

A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. C THE TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIOD SHOWN.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD SEPTEMBER 7, 1999 (COMMENCEMENT OF OPERATIONS) TO OCTOBER 31, 1999.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.

NOTES TO FINANCIAL STATEMENTS
For the period ended October 31, 1999


1. SIGNIFICANT ACCOUNTING POLICIES.

Fidelity Advisor High Income Fund (the fund) is a fund of Fidelity Advisor Series II (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. The fund commenced operations on September 7, 1999. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, and certain other class-specific fees, expenses, and expense reductions.

The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

SECURITY VALUATION. Securities for which quotations are readily available are valued by a pricing service at their market values as determined by their most recent bid prices in the principal market (sales prices if the principal market is an exchange) in which such securities are normally traded. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.

FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade and

1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

FOREIGN CURRENCY TRANSLATION - CONTINUED

settlement date on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

INCOME TAXES. The fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. By so qualifying, the fund will not be subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of original issue discount, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. The fund may place a debt obligation on non-accrual status and reduce related interest income by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures, under the general supervision of the Board of Trustees of the fund. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

PREPAID EXPENSES. Fidelity Management & Research Company (FMR) bears all organizational expenses of the funds except for the cost of registering and qualifying shares of each class for distribution under federal and state securities law. These registration expenses are borne by the fund and amortized over one year.

DISTRIBUTIONS TO SHAREHOLDERS. Distributions are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for market discount, capital loss carryforwards and losses deferred due to wash sales.

1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

DISTRIBUTIONS TO SHAREHOLDERS - CONTINUED

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. OPERATING POLICIES.

FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.

JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of FMR, may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, the fund had no investments in restricted securities (excluding 144A issues).

3. JOINT TRADING ACCOUNT.

At the end of the period, the fund had 20% or more of its total investments in repurchase agreements through a joint trading account. These repurchase agreements were with entities whose creditworthiness has been reviewed and found satisfactory by FMR. The investments in repurchase agreements through the joint trading account are summarized as follows:

SUMMARY OF JOINT TRADING
DATED OCTOBER 29, 1999, DUE NOVEMBER 1, 1999
Number of dealers or banks                                 21
Maximum amount with one dealer or bank                     12.3%
Aggregate principal amount of agreements                   $29,965,546,000
Aggregate maturity amount of agreements                    $29,978,570,459
Aggregate market value of transferred assets               $30,612,732,384
Coupon rates of transferred assets                         0.00% to 14.25%
Maturity dates of transferred assets                       10/31/99 to 8/15/29

4. PURCHASES AND SALES OF INVESTMENTS.

Purchases and sales of securities, other than short-term securities, aggregated $7,658,210 and $2,399,670, respectively.

5. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.

MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from: .0920% to .3700% for the period. The annual individual fund fee rate is .45%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annualized rate of .57% of average net assets.

5. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Board of Trustees has adopted separate distribution plans with respect to each class of shares (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a distribution and service fee. A portion of this fee may be reallowed to securities dealers, banks and other financial institutions for the distribution of each class of shares and providing shareholder support services. For the period, this fee was based on the following annual rates of the average net assets of each applicable class:

CLASS A    .15%

CLASS T    .25%

CLASS B    .90%*

CLASS C    1.00%**

* .65% REPRESENTS A DISTRIBUTION FEE AND .25% REPRESENTS A SHAREHOLDER SERVICE FEE.
** .75% REPRESENTS A DISTRIBUTION FEE AND .25% REPRESENTS A
SHAREHOLDER SERVICE FEE.

For the period, each class paid FDC the following amounts, a portion of which was retained by FDC:

          PAID TO FDC  RETAINED BY FDC

CLASS A   $ 146        $ 131

CLASS T    570          182

CLASS B    1,448        1,243

CLASS C    1,928        1,926

TOTAL     $ 4,092      $ 3,482

SALES LOAD. FDC receives a front-end sales charge of up to 4.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. Contingent deferred sales charges are based on declining rates ranging from 5% to 1% for Class B and 1% for Class C, of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. In addition, purchases of Class A and Class T shares that were subject to a finder's fee bear a contingent deferred sales charge on assets that do not remain in the fund for at least one year. The Class A and Class T contingent deferred sales charge is based on 0.25% of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. A portion of the sales charges paid to FDC is paid to securities dealers, banks and other financial institutions.

5. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

SALES LOAD - CONTINUED

For the period, sales charge amounts paid to and retained by FDC were as follows:

          PAID TO FDC  RETAINED BY FDC

CLASS A   $ 1,541      $ 341

CLASS T    1,877        1,162

TOTAL     $ 3,418      $ 1,503

TRANSFER AGENT FEES. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund(collectively referred to as the transfer agent) for the fund's Class A, Class T, Class B, Class C and Institutional Class. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

                       AMOUNT   % OF AVERAGE NET ASSETS

CLASS A                $ 174    .18*

CLASS T                 395     .17*

CLASS B                 258     .16*

CLASS C                 361     .19*

INSTITUTIONAL CLASS     170     .17*

TOTAL                  $ 1,358

* ANNUALIZED

ACCOUNTING FEES. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

6. EXPENSE REDUCTIONS.

FMR voluntarily agreed to reimburse operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses, if any) above the following annual rates or range of annual rates of average net assets for each of the following classes:

                      FMR EXPENSE LIMITATIONS  REIMBURSEMENT

CLASS A               1.00%                    $ 10,579

CLASS T               1.10%                     24,894

CLASS B               1.75%                     17,536

CLASS C               1.85%                     21,037

INSTITUTIONAL CLASS   0.85%                     10,763

                                               $ 84,809

7. BENEFICIAL INTEREST.

At the end of the period, FMR and its affiliates were record owners of approximately 31% of the total outstanding shares of the fund.

8. DISTRIBUTIONS TO SHAREHOLDERS.

Distributions to shareholders of each class were as follows:

                            SEPTEMBER 7, 1999
                            (COMMENCEMENT OF OPERATIONS)
                            TO OCTOBER 31,

                            1999

FROM NET INVESTMENT INCOME

 CLASS A                    $ 7,152

 CLASS T                     17,710

 CLASS B                     10,995

 CLASS C                     13,464

 INSTITUTIONAL CLASS         7,361

TOTAL DISTRIBUTIONS         $ 56,682

9. SHARE TRANSACTIONS.

Transactions for each class of shares for the period are as follows:

                                SHARES                  DOLLARS

                                YEAR ENDED OCTOBER 31,  YEAR ENDED OCTOBER 31,

                                1999 A                  1999 A

CLASS A Shares sold              73,796                 $ 737,552

Reinvestment of distributions    661                     6,564

Net increase (decrease)          74,457                 $ 744,116

CLASS T Shares sold              242,680                $ 2,421,256

Reinvestment of distributions    1,481                   14,699

Shares redeemed                  (50)                    (500)

Net increase (decrease)          244,111                $ 2,435,455

CLASS B Shares sold              214,251                $ 2,135,658

Reinvestment of distributions    851                     8,451

Shares redeemed                  (4,468)                 (44,468)

Net increase (decrease)          210,634                $ 2,099,641

CLASS C Shares sold              185,931                $ 1,855,443

Reinvestment of distributions    1,090                   10,817

Net increase (decrease)          187,021                $ 1,866,260

INSTITUTIONAL CLASS Shares       71,695                 $ 716,650
sold

Reinvestment of distributions    737                     7,318

Net increase (decrease)          72,432                 $ 723,968

A SHARE TRANSACTIONS ARE FOR THE PERIOD SEPTEMBER 7, 1999
(COMMENCEMENT OF OPERATIONS) TO OCTOBER 31, 1999.

INDEPENDENT AUDITORS' REPORT


To the Trustees of Fidelity Advisor Series II and Shareholders of
Fidelity Advisor High Income Fund:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments of Fidelity Advisor High Income Fund as of October 31, 1999, and the related statement of operations, the statement of changes in net assets, and the financial highlights for the period from September 7, 1999 (commencement of operations) to October 31, 1999. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned at October 31, 1999, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Fidelity Advisor High Income Fund at October 31, 1999, and the results of its operations, the changes in its net assets, and its financial highlights for the period from September 7, 1999 (commencement of operations) to October 31, 1999 in conformity with generally accepted accounting principles.

/s/DELOITTE & TOUCHE LLP
DELOITTE & TOUCHE LLP

Boston, Massachusetts
December 3, 1999








INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA

INVESTMENT SUB-ADVISERS
Fidelity Management & Research
(U.K.) Inc., London, England
Fidelity Management & Research
(Far East) Inc., Tokyo, Japan

OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Bart A. Grenier, Vice President
David L. Glancy, Vice President
Eric D. Roiter, Secretary
Richard A. Silver, Treasurer
Matthew N. Karstetter, Deputy Treasurer
John H. Costello, Assistant Treasurer

BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *

* INDEPENDENT TRUSTEES

ADVISORY BOARD
J. Gary Burkhead
Abigail P. Johnson
Ned C. Lautenbach

GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA

TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

CUSTODIAN
The Bank of New York
New York, NY

FOCUS FUNDS
Fidelity Advisor Consumer
Industries Fund
Fidelity Advisor Cyclical
Industries Fund
Fidelity Advisor Financial
Services Fund
Fidelity Advisor Health Care Fund
Fidelity Advisor Natural
Resources Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Utilities Growth Fund

GROWTH FUNDS
Fidelity Advisor Latin America Fund
Fidelity Advisor Emerging Asia Fund
Fidelity Advisor Japan Fund
Fidelity Advisor Europe Capital Appreciation Fund
Fidelity Advisor International
Capital Appreciation Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Diversified International Fund
Fidelity Advisor Global Equity Fund
Fidelity Advisor TechnoQuantSM
Growth Fund
Fidelity Advisor Small Cap Fund
Fidelity Advisor Value Strategies Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Retirement Growth Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Large Cap Fund
Fidelity Advisor Dividend Growth Fund
Fidelity Advisor Growth
Opportunities Fund

AHI-ANN-1299  88092
1.728715.100

GROWTH AND INCOME FUNDS
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund

TAXABLE INCOME FUNDS
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor High Yield Fund
Fidelity Advisor High Income Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Mortgage
Securities Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor Short Fixed-Income Fund

MUNICIPAL FUNDS
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Intermediate Municipal Income Fund

MONEY MARKET FUNDS
Prime Fund
Treasury Fund
Tax-Exempt Fund

(2_FIDELITY_LOGOS)(registered trademark)



FIDELITY(REGISTERED TRADEMARK) ADVISOR
HIGH INCOME
FUND - INSTITUTIONAL CLASS

ANNUAL REPORT
OCTOBER 31, 1999

(2_FIDELITY_LOGOS)(registered trademark)

CONTENTS


PRESIDENT'S MESSAGE            3   Ned Johnson on investing
                                   strategies.

PERFORMANCE                    4   How the fund has done over
                                   time.

FUND TALK                      6   The manager's review of fund
                                   performance, strategy and
                                   outlook.

INVESTMENT SUMMARY             9   A summary of the fund's
                                   investments.

INVESTMENTS                    10  A complete list of the fund's
                                   investments with their
                                   market values.

FINANCIAL STATEMENTS           16  Statements of assets and
                                   liabilities, operations, and
                                   changes in net assets,  as
                                   well as financial highlights.

NOTES                          25  Notes to the financial
                                   statements.

INDEPENDENT  AUDITORS' REPORT  33  The auditors' opinion.

Third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report is printed on recycled paper using soy-based inks.

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE
SUBMITTED FOR THE GENERAL INFORMATION
OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS
IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.

MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED
BY,
ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC,
FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT
INVESTED.

NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY ADVISOR FUND, INCLUDING CHARGES AND EXPENSES, CONTACT YOUR
INVESTMENT PROFESSIONAL FOR A FREE PROSPECTUS. READ IT CAREFULLY
BEFORE YOU INVEST OR SEND MONEY.

PRESIDENT'S MESSAGE


(PHOTO_OF_EDWARD_C_JOHNSON_3D)

DEAR SHAREHOLDER:

All major U.S. equity market indexes posted positive returns for the month of October, led by the technology-heavy NASDAQ Index, which climbed to a record high close during the month. Domestic bonds, however, turned in relatively flat performance, due in large part to lingering fears of a potential interest rate hike by the Federal Reserve Board, and its adoption of a tightening bias during the first week of the month.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.

An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.

If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

Remember to contact your investment professional if you need help with your investments.

Best regards,
Edward C. Johnson 3d

FIDELITY ADVISOR HIGH INCOME FUND - INSTITUTIONAL CLASS
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain class expenses, the total return would have been lower.

CUMULATIVE TOTAL RETURNS

PERIOD ENDED OCTOBER 31, 1999       LIFE OF FUND

FIDELITY ADV HIGH INCOME -          0.28%
INST CL

ML High Yield Master II             -0.97%

CUMULATIVE TOTAL RETURNS show Institutional Class' performance in percentage terms over a set period - in this case, since the fund started on September 7, 1999. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Institutional Class' returns to the performance of the Merrill Lynch High Yield Master II Index - a market value-weighted index of all domestic and yankee high-yield bonds, including deferred interest bonds and payment-in-kind securities. Issues included in the index have maturities of one year or more and have a credit rating lower than BBB-/Baa3, but are not in default. This benchmark includes reinvested dividends and capital gains, if any.

AVERAGE ANNUAL TOTAL RETURNS

AVERAGE ANNUAL TOTAL RETURNS take Institutional Class shares' cumulative return and show you what would have happened if Institutional Class shares had performed at a constant rate each year. These numbers will be reported once the fund is a year old. In addition, the growth of a hypothetical $10,000 investment in the fund will appear in the fund's next report six months from now.

TOTAL RETURN COMPONENTS

                  SEPTEMBER 7, 1999
                  (COMMENCEMENT  OF
                  OPERATIONS) TO OCTOBER 31,
                  1999

Dividend returns  1.08%

Capital returns    -0.80%

Total returns     0.28%

TOTAL RETURN COMPONENTS include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the class. A capital return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains, if any, paid by the class are reinvested.

DIVIDENDS AND YIELD

PERIOD ENDED OCTOBER 31, 1999  LIFE OF CLASS

Dividends per share            10.74(cents)

Annualized dividend rate       7.28%

30-day annualized yield        -

DIVIDENDS per share show the income paid by the class for a set period and do not reflect any tax reclassifications. The annual dividend rate is based on an average share price of $9.97 over the life of the class. The 30-day annualized YIELD is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. Yield information will be reported once Institutional Class has a longer more stable operating history.

FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP

A dramatic recovery in the global
economy triggered an impressive
rally in the high-yield bond market
during the first six months of the
12-month period ending October 31,
1999. In November of last year, the
third in a series of 0.25 percentage
point interest-rate cuts by the Federal
Reserve Board set the stage for
restored confidence in global
markets and an impressive rebound
in the high-yield market. To illustrate
the strength of the recovery, the
Merrill Lynch High Yield Master Index
- a broad measure of the high-yield
market - produced a total return
of 4.48% for the 12-month period
ending October 31, 1999, despite
posting a loss of 2.69% during the
past six months. The sustained
strength in the domestic economy
combined with concerns of higher
wage pressures, caused investors
and the Fed to shift their focus back
toward inflation and the prospects
of higher interest rates over the past
six months. Following the Fed's two
rate hikes in June and August and
persistent concerns about inflation,
the rally in the high-yield market was
essentially stopped in its tracks. Even
so, the overall U.S. bond market did
not fare as well in comparison. The
Lehman Brothers Aggregate Bond
Index - a broad measure of the
taxable bond market - returned
0.53% during the 12-month period.

(photograph of David Glancy)

An interview with David Glancy, Portfolio Manager of Fidelity Advisor High Income Fund

Q. DAVID, HOW DID THE FUND PERFORM?

A. The fund has only been open for a short time, since September 7, 1999. From that time until October 31, 1999, the high-yield market experienced some losses, which were the result of rising interest rates, concerns that higher rates might weaken the economy and a decline in liquidity. In terms of performance, the fund's Institutional Class shares returned 0.28% since its inception on September 7, 1999, through October 31, 1999. Over the same period, the Merrill Lynch High Yield Master II Index returned -0.97%, respectively. Going forward, we will look at the fund's performance in six- and 12-month intervals and compare its performance to its benchmark and peer group tracked by Lipper Inc., the high current yield funds average.

Q. WHAT CAN YOU TELL US ABOUT YOUR INVESTMENT APPROACH?

A. There are three main areas that I focus on. First, there are high-yield debt securities, the core of the fund. I tend to look for high-yield bonds that offer a combination of shorter maturities and stronger credit quality. By doing so, I hope to reduce the risk that rising interest rates or business problems could hurt the value of the bonds. Although the fund may surrender some yield following this approach, it should be compensated by excess returns from relatively large positions in income-producing securities that I find to be undervalued by the market. Second, there are leveraged equities, which are common stocks of companies that have high-yield bonds outstanding. From time to time, these companies offer earnings that outpace their cost of capital. When that happens, the excess earnings increase the underlying value of the companies' equity. When a stock's price doesn't reflect this excess, someone who holds the stock has the opportunity to benefit from higher gains once it does. Finally, I look at distressed securities - meaning companies in default. While we've kept an eye out for opportunities in that market, it has been unattractive for some time. The distressed-debt market today is made up primarily of non-competitive companies with operating problems that can't be helped by an infusion of capital.

Q. HOW DO YOU SELECT SECURITIES FOR THE FUND?

A. I use a research-intensive, company-by-company, bottom-up approach. I first look at a company's business risks, then consider its financial risks. Once I decide a company is an attractive investment candidate, I look at the different kinds of securities offered by the company and how the market is pricing each one. Whether it's a bond or a stock, I try to pick the piece that offers the best risk-adjusted return.

Q. WHERE HAVE YOU FOUND INVESTMENT OPPORTUNITIES SINCE THE FUND
OPENED?

A. I focused the fund's investments in the telecommunications, satellite and cable television industries. I firmly believed these sectors offered more compelling opportunities than many alternatives in the market. Satellite and cable companies offered average yields with below-average business risk. Their promise has been corroborated by investments from Microsoft and AT&T, which are trying to take advantage of the conduit these companies provide into an increasing number of households for entertainment, information and communications. On the telecommunications side, deregulation has spurred growth in companies that are seeking to compete with both regional and long-distance telephone companies. Intense merger and acquisition activity also has helped verify the appeal of this sector.

Q. WHAT IS YOUR OUTLOOK?

A. My focus is on making good, profitable loans, not on trying to figure out the immediate direction of the market. I don't know whether or not the market will recover over the next one, three or six months. Nevertheless, I am bullish about the long-term outlook for the high-yield market and the fund. Corporate earnings projections look solid and there has been a significant level of positive merger and acquisition activity. High-yield debt securities have reached very cheap levels relative to Treasuries, high-grade corporate bonds and equities, leaving them poised to recover and more insulated from any potential problems that might be caused by additional increases in interest rates.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER AND DO NOT NECESSARILY REPRESENT THE VIEWS OF FIDELITY OR ANY OTHER PERSON IN THE FIDELITY ORGANIZATION. ANY SUCH VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS AND FIDELITY DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR A FIDELITY FUND ARE BASED ON NUMEROUS FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY FIDELITY FUND.

(checkmark)FUND FACTS

GOAL: Seeks a high level of
current income. The fund may
also seek capital
appreciation

START DATE: September 7, 1999

SIZE: as of October 31,
1999, more than $7 million

MANAGER: David Glancy,
since inception; joined
Fidelity in 1990

DAVID GLANCY ON WHY
HIGH-YIELD DEBT SECURITIES
CURRENTLY ARE CHEAP:

"High-yield bond prices are not as
cheap as they were at the end of
1998 or in the late 1980s, but they are
pretty close. There are several
reasons why. One is that we're late
in the business cycle. After a
significant expansion, the next move
for the economy could be down.
Since, like equities, high-yield
bonds tend to perform better during
periods of economic strength,
investors have become more
concerned about an economic
slowdown. Part of that fear comes
from the anticipation of another
short-term interest-rate increase by
the Federal Reserve Board. The Fed
has already hiked interest rates two
times since June to slow growth and
head off inflation. Another similar
move could dampen economic
growth. There also has been less
liquidity, as lending seized up in
anticipation of Y2K.

"It looks as if these factors have
already been incorporated into the
prices of high-yield securities,
presenting opportunities to invest
in good loans at significant
discounts. Unlike equities, which
have no future set price, high-yield
bonds offer a certain price to be paid
back at a certain date, provided the
issuer maintains its ability to pay
off the interest and principal.
High-yield bonds bought at today's
discount prices offer both attractive
yields and significant appreciation
potential as they near maturity,
when they must be redeemed at
par - or face -  value."


INVESTMENT SUMMARY




TOP FIVE HOLDINGS AS OF
OCTOBER 31, 1999

(BY ISSUER, EXCLUDING CASH     % OF FUND'S  NET ASSETS
EQUIVALENTS)

Covad Communications Group,     3.1
Inc.

Nextel Communications, Inc.     3.0

NEXTLINK Communications, Inc.   2.7

Huntsman Corp.                  2.6

Satelites Mexicanos SA de CV    2.6

                                14.0

TOP FIVE MARKET SECTORS AS OF
OCTOBER 31, 1999

                               % OF FUND'S  NET ASSETS

UTILITIES                       26.1

MEDIA & LEISURE                 17.5

BASIC INDUSTRIES                8.6

INDUSTRIAL MACHINERY &          6.1
EQUIPMENT

TECHNOLOGY                      4.6

QUALITY DIVERSIFICATION AS OF
OCTOBER 31, 1999

(MOODY'S RATINGS)              % OF FUND'S INVESTMENTS

Aaa, Aa, A                      0.0

Baa                             0.0

Ba                              10.4

B                               46.0

Caa, Ca, C                      4.6

Not Rated                       4.6

TABLE EXCLUDES SHORT-TERM INVESTMENTS. WHERE MOODY'S RATINGS ARE NOT AVAILABLE, WE HAVE USED S&P RATINGS. UNRATED DEBT SECURITIES THAT ARE EQUIVALENT TO BA AND BELOW AT OCTOBER 31, 1999 ACCOUNT FOR 4.6% OF THE FUND'S INVESTMENTS.

ASSET ALLOCATION (% OF FUND'S
NET ASSETS)

AS OF OCTOBER 31, 1999 *

Nonconvertible Bonds               65.4%

Preferred Stocks                    3.0%

Common Stocks                       0.4%

Short-Term Investments and
Net Other Assets                   31.2%

* FOREIGN INVESTMENTS               8.9%


Row: 1, Col: 1, Value: 65.40000000000001
Row: 1, Col: 2, Value: 0.0
Row: 1, Col: 3, Value: 3.0
Row: 1, Col: 4, Value: 0.0
Row: 1, Col: 5, Value: 0.4
Row: 1, Col: 6, Value: 0.0
Row: 1, Col: 7, Value: 0.0
Row: 1, Col: 8, Value: 31.2
Row: 1, Col: 9, Value: 0.0
Row: 1, Col: 10, Value: 0.0
Row: 1, Col: 1, Value: 0.0
Row: 1, Col: 2, Value: 0.0
Row: 1, Col: 3, Value: 0.0
Row: 1, Col: 4, Value: 0.0
Row: 1, Col: 5, Value: 0.0
Row: 1, Col: 6, Value: 0.0
Row: 1, Col: 7, Value: 0.0
Row: 1, Col: 8, Value: 0.0


INVESTMENTS OCTOBER 31, 1999

Showing Percentage of Net Assets



NONCONVERTIBLE BONDS - 65.4%

MOODY'S RATINGS (UNAUDITED) (E)             PRINCIPAL AMOUNT              VALUE (NOTE 1)

BASIC INDUSTRIES - 8.6%

CHEMICALS & PLASTICS - 6.7%

Huntsman Corp. 9.5% 7/1/07 (c)    B2        $ 220,000                     $ 205,699

Lyondell Chemical Co. 9.625%      Ba3        150,000                       148,125
5/1/07

Sterling Chemicals, Inc.          B3         180,000                       174,600
12.375% 7/15/06 (c)

                                                                           528,424

METALS & MINING - 1.9%

Kaiser Aluminum & Chemical        B1         150,000                       147,000
Corp.  9.875% 2/15/02

TOTAL BASIC INDUSTRIES                                                     675,424

FINANCE - 3.0%

CREDIT & OTHER FINANCE - 3.0%

Metris Companies, Inc. 10%        Ba3        210,000                       190,050
11/1/04

Olympic Financial Ltd. 11.5%      B3         75,000                        46,875
3/15/07

                                                                           236,925

HEALTH - 2.0%

MEDICAL FACILITIES MANAGEMENT
- 2.0%

Tenet Healthcare Corp. 8.125%     Ba3        50,000                        44,500
12/1/08

Unilab Corp. 12.75% 10/1/09       B3         115,000                       115,288
(c)

                                                                           159,788

INDUSTRIAL MACHINERY &
EQUIPMENT - 6.1%

ELECTRICAL EQUIPMENT - 2.0%

Loral Space & Communications      B1         200,000                       160,000
Ltd. 9.5% 1/15/06

INDUSTRIAL MACHINERY &
EQUIPMENT - 2.1%

Thermadyne Manufacturing LLC      B3         190,000                       157,700
9.875% 6/1/08

Tokheim Corp. 11.375% 8/1/08      Caa1       10,000                        5,000
(c)

                                                                           162,700

NONCONVERTIBLE BONDS -
CONTINUED

MOODY'S RATINGS (UNAUDITED) (E)             PRINCIPAL AMOUNT              VALUE (NOTE 1)

INDUSTRIAL MACHINERY &
EQUIPMENT - CONTINUED

POLLUTION CONTROL - 2.0%

Allied Waste North America,
Inc.:

7.375% 1/1/04                     Ba2       $ 150,000                     $ 134,250

10% 8/1/09 (c)                    B2         25,000                        21,000

                                                                           155,250

TOTAL INDUSTRIAL MACHINERY &                                               477,950
EQUIPMENT

MEDIA & LEISURE - 17.5%

BROADCASTING - 11.9%

Adelphia Communications Corp.     B1         150,000                       151,500
9.25% 10/1/02

EchoStar DBS Corp. 9.25%          B2         200,000                       198,000
2/1/06

International Cabletel, Inc.      B3         150,000                       145,125
Series A, 0% 4/15/05 (b)

Satelites Mexicanos SA de CV:

9.26% 6/30/04 (c)(d)              B1         150,000                       138,750

10.125% 11/1/04                   B3         85,000                        61,200

Telewest PLC 0% 10/1/07 (b)       B1         150,000                       136,500

United Pan-Europe                 B2         100,000                       97,000
Communications NV 10.875%
8/1/09 (c)

                                                                           928,075

ENTERTAINMENT - 3.2%

Alliance Gaming Corp. 10%         B3         150,000                       108,750
8/1/07

Harrahs Operating Co., Inc.       Ba2        150,000                       142,500
7.875% 12/15/05

                                                                           251,250

LODGING & GAMING - 1.2%

Courtyard by Marriott II          B-         100,000                       94,750
LP/Courtyard II Finance Co.
10.75% 2/1/08

RESTAURANTS - 1.2%

Domino's, Inc. 10.375% 1/15/09    B3         100,000                       91,750

TOTAL MEDIA & LEISURE                                                      1,365,825

RETAIL & WHOLESALE - 0.9%

GROCERY STORES - 0.9%

Pathmark Stores, Inc. 0%          Caa2       70,000                        66,500
11/1/03 (b)

NONCONVERTIBLE BONDS -
CONTINUED

MOODY'S RATINGS (UNAUDITED) (E)             PRINCIPAL AMOUNT              VALUE (NOTE 1)

TECHNOLOGY - 4.6%

COMPUTER SERVICES & SOFTWARE
- 3.4%

Federal Data Corp. 10.125%        B3        $ 200,000                     $ 140,000
8/1/05

PSINet, Inc. 11% 8/1/09 (c)       B3         90,000                        91,800

Verio, Inc. 11.25% 12/1/08        B3         30,000                        31,275

                                                                           263,075

ELECTRONICS - 1.2%

Fairchild Semiconductor Corp.     B3         100,000                       98,750
10.125% 3/15/07

TOTAL TECHNOLOGY                                                           361,825

UTILITIES - 22.7%

CELLULAR - 5.3%

Globalstar LP/Globalstar          Caa1       60,000                        34,200
Capital Corp.  11.375%
2/15/04

McCaw International Ltd. 0%       Caa1       100,000                       62,500
4/15/07 (b)

Millicom International            Caa1       100,000                       73,000
Cellular SA  0% 6/1/06 (b)

Nextel International, Inc. 0%     Caa1       100,000                       53,000
4/15/08 (b)

Nextel Partners, Inc. 0%          B3         150,000                       92,250
2/1/09 (b)

TeleCorp PCS, Inc. 0% 4/15/09     B3         30,000                        18,300
(b)(c)

Tritel PCS, Inc. 0% 5/15/09       B3         30,000                        18,075
(b)(c)

Triton PCS, Inc. 0% 5/1/08 (b)    Caa1       15,000                        10,313

US Unwired, Inc. 0% 11/1/09       Caa1       100,000                       52,750
(c)

                                                                           414,388

TELEPHONE SERVICES - 17.4%

Allegiance Telecom, Inc. 0%       B3         50,000                        33,750
2/15/08 (b)

Covad Communications Group,
Inc.:

0% 3/15/08 (b)                    B3         120,000                       67,500

12.5% 2/15/09                     B3         170,000                       168,300

e.spire Communications, Inc.:

0% 7/1/08 (b)                     -          30,000                        10,500

13.75% 7/15/07                    -          150,000                       132,000

GST Network Funding, Inc. 0%      -          160,000                       72,800
5/1/08 (b)

GST USA, Inc. 0% 12/15/05 (b)     -          190,000                       144,400

ICG Holdings, Inc. 0% 9/15/05     B3         160,000                       134,400
(b)

Intermedia Communications,
Inc.:

0% 5/15/06 (b)                    B2         150,000                       123,375

8.6% 6/1/08                       B2         10,000                        8,925

NONCONVERTIBLE BONDS -
CONTINUED

MOODY'S RATINGS (UNAUDITED) (E)             PRINCIPAL AMOUNT              VALUE (NOTE 1)

UTILITIES - CONTINUED

TELEPHONE SERVICES - CONTINUED

IXC Communications, Inc. 9%       B3        $ 100,000                     $ 100,000
4/15/08

NEXTLINK Communications, Inc.:

0% 4/15/08 (b)                    B3         260,000                       161,200

10.75% 6/1/09                     B3         45,000                        46,069

Rochester Tel Corp.:

9% 7/19/00                        Ba2        50,000                        50,250

9.07% 7/5/00                      Ba2        50,000                        50,250

9.1% 7/5/00                       Ba2        50,000                        50,250

                                                                           1,353,969

TOTAL UTILITIES                                                            1,768,357

TOTAL NONCONVERTIBLE BONDS                                                 5,112,594
(Cost $5,162,741)


COMMON STOCKS - 0.4%

                              SHARES

UTILITIES - 0.4%

TELEPHONE SERVICES - 0.4%

GST Telecommunications, Inc.   5,000       33,750
(a) (Cost $36,233)

NONCONVERTIBLE PREFERRED
STOCKS - 3.0%



UTILITIES - 3.0%

CELLULAR - 3.0%

Nextel Communications, Inc.:

11.125% pay-in-kind            200         205,000

Series D, 13% pay-in-kind      25          26,625

(Cost $222,219)                            231,625

CASH EQUIVALENTS - 30.9%

                              MATURITY AMOUNT               VALUE (NOTE 1)

Investments in repurchase     $ 2,422,053                   $ 2,421,000
agreements (U.S. Treasury
obligations), in a joint
trading account at 5.22%,
dated 10/29/99 due 11/1/99
(Cost $2,421,000)

TOTAL INVESTMENT PORTFOLIO -                                 7,798,969
99.7%
(Cost $7,842,193)

NET OTHER ASSETS - 0.3%                                      23,552

NET ASSETS - 100%                                           $ 7,822,521

LEGEND

(a) Non-income producing

(b) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $938,262 or 12.0% of net assets.

(d) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(e) Standard & Poor's credit ratings are used in the absence of a rating by Moody's Investor Service, Inc.

OTHER INFORMATION

The composition of long-term debt
holdings as a percentage of total value
of investments in securities, is as follows (ratings are unaudited):

MOODY'S RATINGS                 S&P RATINGS

Aaa, Aa, A    0.0%              AAA, AA, A     0.0%
Baa           0.0%              BBB            0.0%
Ba           10.4%              BB            10.2%
B            44.8%              B             36.3%
Caa           4.6%              CCC            7.5%
Ca, C         0.0%              CC, C          0.0%
                                D              0.0%

The percentage not rated by Moody's
or S&P amounted to 4.6%. FMR has determined that unrated debt securities that are lower quality account for 4.6% of the total value of investment in securities.

INCOME TAX INFORMATION

At October 31, 1999, the aggregate
cost of investment securities for income tax purposes was $7,842,193. Net unrealized depreciation aggregated $43,224, of which $54,561 related to appreciated investment securities and $97,785 related to depreciated investment securities.

At October 31, 1999, the Fund had a capital loss carryforward of approxi-mately 7,000, all of which will expire on October 31, 2007.

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
                                      OCTOBER 31, 1999

ASSETS

Investment in securities, at               $ 7,798,969
value (including repurchase
agreements of $2,421,000)
(cost $7,842,193) -  See
accompanying schedule

Cash                                        21,786

Receivable for investments                  61,456
sold

Receivable for fund shares                  201,629
sold

Interest receivable                         104,547

Prepaid expenses                            77,391

Receivable from investment                  36,680
adviser for expense
reductions

 TOTAL ASSETS                               8,302,458

LIABILITIES

Payable for investments         $ 310,273
purchased

Distributions payable            7,747

Distribution fees payable        2,797

Other payables and accrued       159,120
expenses

 TOTAL LIABILITIES                          479,937

NET ASSETS                                 $ 7,822,521

Net Assets consist of:

Paid in capital                            $ 7,869,440

Undistributed net investment                2,608
income

Accumulated undistributed net               (6,303)
realized gain (loss)  on
investments

Net unrealized appreciation                 (43,224)
(depreciation) on investments

NET ASSETS                                 $ 7,822,521

STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                        OCTOBER 31, 1999

CALCULATION OF MAXIMUM             $9.92
OFFERING PRICE CLASS A: NET
ASSET VALUE and redemption
price per share   ($738,810
(divided by) 74,457 shares)

Maximum offering price per         $10.41
share (100/95.25 of $9.92)

CLASS T: NET ASSET VALUE and       $9.92
redemption price per share
($2,422,278 (divided by)
244,111 shares)

Maximum offering price per         $10.28
share (100/96.50 of $9.92)

CLASS B: NET ASSET VALUE and       $9.92
offering price   per share
($2,088,890 (divided by)
210,634 shares) A

CLASS C: NET ASSET VALUE and       $9.91
offering price  per share
($1,853,877 (divided by)
187,021 shares) A

INSTITUTIONAL CLASS: NET           $9.92
ASSET VALUE, offering price
and redemption price   per
share ($718,666 (divided by)
72,432 shares)

A REDEMPTION PRICE PER SHARE IS EQUAL TO NET ASSET VALUE LESS ANY
APPLICABLE CONTINGENT DEFERRED SALES CHARGE.

STATEMENT OF OPERATIONS

                     SEPTEMBER 7, 1999
                     (COMMENCEMENT OF OPERATIONS)
                              TO OCTOBER 31, 1999

INVESTMENT INCOME                         $ 69,940
Interest

EXPENSES

Management fee                 $ 4,502

Transfer agent fees             1,358

Distribution fees               4,092

Accounting fees and expenses    8,833

Custodian fees and expenses     816

Registration fees               48,758

Audit                           27,250

 Total expenses before          95,609
reductions

 Expense reductions             (84,809)   10,800

NET INVESTMENT INCOME                      59,140

REALIZED AND UNREALIZED GAIN               (6,153)
(LOSS)
Net realized gain (loss) on
investment securities

Change in net unrealized                   (43,224)
appreciation (depreciation)
on investment securities

NET GAIN (LOSS)                            (49,377)

NET INCREASE (DECREASE) IN                $ 9,763
NET ASSETS RESULTING  FROM
OPERATIONS

STATEMENT OF CHANGES IN NET ASSETS

                               SEPTEMBER 7, 1999
                               (COMMENCEMENT OF OPERATIONS)
                               TO OCTOBER 31, 1999

INCREASE (DECREASE) IN NET
ASSETS

Operations Net investment      $ 59,140
income

 Net realized gain (loss)       (6,153)

 Change in net unrealized       (43,224)
appreciation (depreciation)

 NET INCREASE (DECREASE) IN     9,763
NET ASSETS RESULTING FROM
OPERATIONS

Distributions to shareholders   (56,682)
from net investment income

Share transactions - net        7,869,440
increase (decrease)

  TOTAL INCREASE (DECREASE)     7,822,521
IN NET ASSETS

NET ASSETS

 Beginning of period            -

 End of period (including      $ 7,822,521
undistributed net investment
income of $2,608)

FINANCIAL HIGHLIGHTS - CLASS A
YEAR ENDED OCTOBER 31,           1999 E

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 10.000
period

Income from Investment
Operations

Net investment income D           .116

Net realized and unrealized       (.091)
gain (loss)

Total from investment             .025
operations

Less Distributions

From net investment income        (.105)

Net asset value, end of period   $ 9.920

TOTAL RETURN B, C                 .25%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 739
(000 omitted)

Ratio of expenses to average      1.00% A, F
net assets

Ratio of net investment           7.92% A
income to average net assets

Portfolio turnover rate           331% A

A ANNUALIZED
B THE TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIOD SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD SEPTEMBER 7, 1999 (COMMENCEMENT OF OPERATIONS) TO OCTOBER 31, 1999.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.

FINANCIAL HIGHLIGHTS - CLASS T

YEAR ENDED OCTOBER 31,           1999 E

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 10.000
period

Income from Investment
Operations

Net investment income D           .112

Net realized and unrealized       (.089)
gain (loss)

Total from investment             .023
operations

Less Distributions

From net investment income        (.103)

Net asset value, end of period   $ 9.920

TOTAL RETURN B, C                 .23%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 2,422
(000 omitted)

Ratio of expenses to average      1.10% A, F
net assets

Ratio of net investment           7.82% A
income to average net assets

Portfolio turnover rate           331% A

A ANNUALIZED
B THE TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIOD SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD SEPTEMBER 7, 1999 (COMMENCEMENT OF OPERATIONS) TO OCTOBER 31, 1999.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.

FINANCIAL HIGHLIGHTS - CLASS B

YEAR ENDED OCTOBER 31,           1999 E

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 10.000
period

Income from Investment
Operations

Net investment income D           .102

Net realized and unrealized       (.083)
gain (loss)

Total from investment             .019
operations

Less Distributions

From net investment income        (.099)

Net asset value, end of period   $ 9.920

TOTAL RETURN B, C                 .19%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 2,089
(000 omitted)

Ratio of expenses to average      1.75% A, F
net assets

Ratio of net investment           7.17% A
income to average net assets

Portfolio turnover rate           331% A

A ANNUALIZED
B THE TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIOD SHOWN.
C TOTAL RETURNS DO NOT REFLECT THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD SEPTEMBER 7, 1999 (COMMENCEMENT OF OPERATIONS) TO OCTOBER 31, 1999.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.

FINANCIAL HIGHLIGHTS - CLASS C

YEAR ENDED OCTOBER 31,           1999 E

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 10.000
period

Income from Investment
Operations

Net investment income D           .101

Net realized and unrealized       (.093)
gain (loss)

Total from investment             .008
operations

Less Distributions

From net investment income        (.098)

Net asset value, end of period   $ 9.910

TOTAL RETURN B, C                 .08%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 1,854
(000 omitted)

Ratio of expenses to average      1.85% A, F
net assets

Ratio of net investment           7.07% A
income to average net assets

Portfolio turnover rate           331% A

A ANNUALIZED
B THE TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIOD SHOWN.
C TOTAL RETURNS DO NOT REFLECT THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD SEPTEMBER 7, 1999 (COMMENCEMENT OF OPERATIONS) TO OCTOBER 31, 1999.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.

FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS

YEAR ENDED OCTOBER 31,           1999 E

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 10.000
period

Income from Investment
Operations

Net investment income D           .118

Net realized and unrealized       (.091)
gain (loss)

Total from investment             .027
operations

Less Distributions

From net investment income        (.107)

Net asset value, end of period   $ 9.920

TOTAL RETURN B, C                 .28%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 719
(000 omitted)

Ratio of expenses to average      .85% A, F
net assets

Ratio of net investment           8.07% A
income to average net assets

Portfolio turnover rate           331% A

A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. C THE TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIOD SHOWN.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD SEPTEMBER 7, 1999 (COMMENCEMENT OF OPERATIONS) TO OCTOBER 31, 1999.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.

NOTES TO FINANCIAL STATEMENTS
For the period ended October 31, 1999


1. SIGNIFICANT ACCOUNTING POLICIES.

Fidelity Advisor High Income Fund (the fund) is a fund of Fidelity Advisor Series II (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. The fund commenced operations on September 7, 1999. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, and certain other class-specific fees, expenses, and expense reductions.

The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

SECURITY VALUATION. Securities for which quotations are readily available are valued by a pricing service at their market values as determined by their most recent bid prices in the principal market (sales prices if the principal market is an exchange) in which such securities are normally traded. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.

FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade and

1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

FOREIGN CURRENCY TRANSLATION - CONTINUED

settlement date on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

INCOME TAXES. The fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. By so qualifying, the fund will not be subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of original issue discount, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. The fund may place a debt obligation on non-accrual status and reduce related interest income by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures, under the general supervision of the Board of Trustees of the fund. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

PREPAID EXPENSES. Fidelity Management & Research Company (FMR) bears all organizational expenses of the funds except for the cost of registering and qualifying shares of each class for distribution under federal and state securities law. These registration expenses are borne by the fund and amortized over one year.

DISTRIBUTIONS TO SHAREHOLDERS. Distributions are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for market discount, capital loss carryforwards and losses deferred due to wash sales.

1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

DISTRIBUTIONS TO SHAREHOLDERS - CONTINUED

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. OPERATING POLICIES.

FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.

JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of FMR, may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, the fund had no investments in restricted securities (excluding 144A issues).

3. JOINT TRADING ACCOUNT.

At the end of the period, the fund had 20% or more of its total investments in repurchase agreements through a joint trading account. These repurchase agreements were with entities whose creditworthiness has been reviewed and found satisfactory by FMR. The investments in repurchase agreements through the joint trading account are summarized as follows:

SUMMARY OF JOINT TRADING
DATED OCTOBER 29, 1999, DUE NOVEMBER 1, 1999
Number of dealers or banks                                 21
Maximum amount with one dealer or bank                     12.3%
Aggregate principal amount of agreements                   $29,965,546,000
Aggregate maturity amount of agreements                    $29,978,570,459
Aggregate market value of transferred assets               $30,612,732,384
Coupon rates of transferred assets                         0.00% to 14.25%
Maturity dates of transferred assets                       10/31/99 to 8/15/29


4. PURCHASES AND SALES OF INVESTMENTS.

Purchases and sales of securities, other than short-term securities, aggregated $7,658,210 and $2,399,670, respectively.

5. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.

MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from: .0920% to .3700% for the period. The annual individual fund fee rate is .45%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annualized rate of .57% of average net assets.

5. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Board of Trustees has adopted separate distribution plans with respect to each class of shares (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a distribution and service fee. A portion of this fee may be reallowed to securities dealers, banks and other financial institutions for the distribution of each class of shares and providing shareholder support services. For the period, this fee was based on the following annual rates of the average net assets of each applicable class:

CLASS A    .15%

CLASS T    .25%

CLASS B    .90%*

CLASS C    1.00%**

* .65% REPRESENTS A DISTRIBUTION FEE AND .25% REPRESENTS A SHAREHOLDER SERVICE FEE.
** .75% REPRESENTS A DISTRIBUTION FEE AND .25% REPRESENTS A
SHAREHOLDER SERVICE FEE.

For the period, each class paid FDC the following amounts, a portion of which was retained by FDC:

          PAID TO FDC  RETAINED BY FDC

CLASS A   $ 146        $ 131

CLASS T    570          182

CLASS B    1,448        1,243

CLASS C    1,928        1,926

TOTAL     $ 4,092      $ 3,482

SALES LOAD. FDC receives a front-end sales charge of up to 4.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. Contingent deferred sales charges are based on declining rates ranging from 5% to 1% for Class B and 1% for Class C, of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. In addition, purchases of Class A and Class T shares that were subject to a finder's fee bear a contingent deferred sales charge on assets that do not remain in the fund for at least one year. The Class A and Class T contingent deferred sales charge is based on 0.25% of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. A portion of the sales charges paid to FDC is paid to securities dealers, banks and other financial institutions.

5. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

SALES LOAD - CONTINUED

For the period, sales charge amounts paid to and retained by FDC were as follows:

          PAID TO FDC  RETAINED BY FDC

CLASS A   $ 1,541      $ 341

CLASS T    1,877        1,162

TOTAL     $ 3,418      $ 1,503

TRANSFER AGENT FEES. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund(collectively referred to as the transfer agent) for the fund's Class A, Class T, Class B, Class C and Institutional Class. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

                       AMOUNT   % OF AVERAGE NET ASSETS

CLASS A                $ 174    .18*

CLASS T                 395     .17*

CLASS B                 258     .16*

CLASS C                 361     .19*

INSTITUTIONAL CLASS     170     .17*

TOTAL                  $ 1,358

* ANNUALIZED

ACCOUNTING FEES. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

6. EXPENSE REDUCTIONS.

FMR voluntarily agreed to reimburse operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses, if any) above the following annual rates or range of annual rates of average net assets for each of the following classes:

                      FMR EXPENSE LIMITATIONS  REIMBURSEMENT

CLASS A               1.00%                    $ 10,579

CLASS T               1.10%                     24,894

CLASS B               1.75%                     17,536

CLASS C               1.85%                     21,037

INSTITUTIONAL CLASS   0.85%                     10,763

                                               $ 84,809

7. BENEFICIAL INTEREST.

At the end of the period, FMR and its affiliates were record owners of approximately 31% of the total outstanding shares of the fund.

8. DISTRIBUTIONS TO SHAREHOLDERS.

Distributions to shareholders of each class were as follows:

                            SEPTEMBER 7, 1999
                            (COMMENCEMENT OF OPERATIONS)
                            TO OCTOBER 31,

                            1999

FROM NET INVESTMENT INCOME

 CLASS A                    $ 7,152

 CLASS T                     17,710

 CLASS B                     10,995

 CLASS C                     13,464

 INSTITUTIONAL CLASS         7,361

TOTAL DISTRIBUTIONS         $ 56,682

9. SHARE TRANSACTIONS.

Transactions for each class of shares for the period are as follows:

                                SHARES                  DOLLARS

                                YEAR ENDED OCTOBER 31,  YEAR ENDED OCTOBER 31,

                                1999 A                  1999 A

CLASS A Shares sold              73,796                 $ 737,552

Reinvestment of distributions    661                     6,564

Net increase (decrease)          74,457                 $ 744,116

CLASS T Shares sold              242,680                $ 2,421,256

Reinvestment of distributions    1,481                   14,699

Shares redeemed                  (50)                    (500)

Net increase (decrease)          244,111                $ 2,435,455

CLASS B Shares sold              214,251                $ 2,135,658

Reinvestment of distributions    851                     8,451

Shares redeemed                  (4,468)                 (44,468)

Net increase (decrease)          210,634                $ 2,099,641

CLASS C Shares sold              185,931                $ 1,855,443

Reinvestment of distributions    1,090                   10,817

Net increase (decrease)          187,021                $ 1,866,260

INSTITUTIONAL CLASS Shares       71,695                 $ 716,650
sold

Reinvestment of distributions    737                     7,318

Net increase (decrease)          72,432                 $ 723,968

A SHARE TRANSACTIONS ARE FOR THE PERIOD SEPTEMBER 7, 1999
(COMMENCEMENT OF OPERATIONS) TO OCTOBER 31, 1999.

INDEPENDENT AUDITORS' REPORT


To the Trustees of Fidelity Advisor Series II and Shareholders of
Fidelity Advisor High Income Fund:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments of Fidelity Advisor High Income Fund as of October 31, 1999, and the related statement of operations, the statement of changes in net assets, and the financial highlights for the period from September 7, 1999 (commencement of operations) to October 31, 1999. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned at October 31, 1999, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Fidelity Advisor High Income Fund at October 31, 1999, and the results of its operations, the changes in its net assets, and its financial highlights for the period from September 7, 1999 (commencement of operations) to October 31, 1999 in conformity with generally accepted accounting principles.

/s/DELOITTE & TOUCHE LLP
DELOITTE & TOUCHE LLP

Boston, Massachusetts
December 3, 1999






INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA

INVESTMENT SUB-ADVISERS
Fidelity Management & Research
(U.K.) Inc., London, England
Fidelity Management & Research
(Far East) Inc., Tokyo, Japan

OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Bart A. Grenier, Vice President
David L. Glancy, Vice President
Eric D. Roiter, Secretary
Richard A. Silver, Treasurer
Matthew N. Karstetter, Deputy Treasurer
John H. Costello, Assistant Treasurer

BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *

* INDEPENDENT TRUSTEES

ADVISORY BOARD
J. Gary Burkhead
Abigail P. Johnson
Ned C. Lautenbach

GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA

TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

CUSTODIAN
The Bank of New York
New York, NY

FOCUS FUNDS
Fidelity Advisor Consumer
Industries Fund
Fidelity Advisor Cyclical
Industries Fund
Fidelity Advisor Financial
Services Fund
Fidelity Advisor Health Care Fund
Fidelity Advisor Natural
Resources Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Utilities Growth Fund

GROWTH FUNDS
Fidelity Advisor Latin America Fund
Fidelity Advisor Emerging Asia Fund
Fidelity Advisor Japan Fund
Fidelity Advisor Europe Capital Appreciation Fund
Fidelity Advisor International
Capital Appreciation Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Diversified International Fund
Fidelity Advisor Global Equity Fund
Fidelity Advisor TechnoQuantSM
Growth Fund
Fidelity Advisor Small Cap Fund
Fidelity Advisor Value Strategies Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Retirement Growth Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Large Cap Fund
Fidelity Advisor Dividend Growth Fund
Fidelity Advisor Growth
Opportunities Fund

AHII-ANN-1299  88093
1.728716.100

GROWTH AND INCOME FUNDS
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund

TAXABLE INCOME FUNDS
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor High Yield Fund
Fidelity Advisor High Income Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Mortgage
Securities Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor Short Fixed-Income Fund

MUNICIPAL FUNDS
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Intermediate Municipal Income Fund

MONEY MARKET FUNDS
Prime Fund
Treasury Fund
Tax-Exempt Fund

(2_FIDELITY_LOGOS)(registered trademark)



FIDELITY(REGISTERED TRADEMARK) ADVISOR
MORTGAGE SECURITIES
FUND - INSTITUTIONAL CLASS

ANNUAL REPORT
OCTOBER 31, 1999

(2_FIDELITY_LOGOS)(registered trademark)

CONTENTS


PRESIDENT'S MESSAGE    3   Ned Johnson on investing
                           strategies.

PERFORMANCE            4   How the fund has done over
                           time.

FUND TALK              7   The manager's review of fund
                           performance, strategy and
                           outlook.

INVESTMENT CHANGES     10  A summary of major shifts in
                           the fund's investments over
                           the past six months.

INVESTMENTS            11  A complete list of the fund's
                           investments with their
                           market values.

FINANCIAL STATEMENTS   15  Statements of assets and
                           liabilities, operations, and
                           changes in net assets,  as
                           well as financial highlights.

NOTES                  24  Notes to financial statements.

REPORT OF INDEPENDENT  31  The auditors' opinion.
ACCOUNTANTS

DISTRIBUTIONS          32


Third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report is printed on recycled paper using soy-based inks.

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE
SUBMITTED FOR THE GENERAL INFORMATION
OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS
IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.

MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED
BY,
ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC,
FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT
INVESTED.

NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY ADVISOR FUND, INCLUDING CHARGES AND EXPENSES, CONTACT YOUR
INVESTMENT PROFESSIONAL FOR A FREE PROSPECTUS. READ IT CAREFULLY
BEFORE YOU INVEST OR SEND MONEY.

PRESIDENT'S MESSAGE


(PHOTO_OF_EDWARD_C_JOHNSON_3D)

DEAR SHAREHOLDER:

All major U.S. equity market indexes posted positive returns for the month of October, led by the technology-heavy NASDAQ Index, which climbed to a record high close during the month. Domestic bonds, however, turned in relatively flat performance, due in large part to lingering fears of a potential interest rate hike by the Federal Reserve Board, and its adoption of a tightening bias during the first week of the month.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.

An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.

If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

Remember to contact your investment professional if you need help with your investments.

Best regards,
Edward C. Johnson 3d

FIDELITY ADVISOR MORTGAGE SECURITIES FUND - INSTITUTIONAL CLASS
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the class' income, as reflected in its yield, to measure performance. The initial offering of Institutional Class shares took place on March 3, 1997. Returns prior to March 3, 1997 are those of Initial Class, the original class of the fund. If Fidelity had not reimbursed certain class expenses, the total returns and dividends would have been lower.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED OCTOBER 31, 1999     PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY ADV MORTGAGE              3.09%        45.92%        112.06%
SECURITIES - INST CL

LB Mortgage                        2.99%        47.77%        115.44%

US Mortgage Funds Average          1.65%        41.15%        98.62%

CUMULATIVE TOTAL RETURNS show Institutional Class' performance in percentage terms over a set period - in this case, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Institutional Class' returns to the performance of the Lehman Brothers Mortgage-Backed Securities Index - a market value-weighted index of fixed-rate securities that represent interests in pools of mortgage loans with original terms of 15 and 30 years that are issued by the Government National Mortgage Association
(GNMA), the Federal National Mortgage Association (FNMA), and the Federal Home Loan Mortgage Corp. (FHLMC), and balloon mortgages with fixed-rate coupons. To measure how Institutional Class' performance stacked up against its peers, you can compare it to the U.S. mortgage funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past one year average represents a peer group of 65 mutual funds. These benchmarks reflect reinvestment of dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED OCTOBER 31, 1999   PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY ADV MORTGAGE            3.09%        7.85%         7.81%
SECURITIES - INST CL

LB Mortgage                      2.99%        8.12%         7.98%

US Mortgage Funds Average        1.65%        7.12%         7.09%

AVERAGE ANNUAL TOTAL RETURNS take Institutional Class' cumulative return and show you what would have happened if Institutional Class had performed at a constant rate each year.

$10,000 OVER 10 YEARS
             FA Mortgage Sec -CL I       LB Mortgage Backed Secs
             00240                       LB006
  1989/10/31      10000.00                    10000.00
  1989/11/30      10096.36                    10108.36
  1989/12/31      10165.96                    10168.18
  1990/01/31      10072.30                    10097.08
  1990/02/28      10139.39                    10156.41
  1990/03/31      10147.36                    10181.42
  1990/04/30      10059.59                    10089.97
  1990/05/31      10352.04                    10403.04
  1990/06/30      10502.11                    10567.54
  1990/07/31      10654.74                    10750.92
  1990/08/31      10626.56                    10636.68
  1990/09/30      10683.28                    10723.95
  1990/10/31      10792.72                    10845.55
  1990/11/30      11028.89                    11072.81
  1990/12/31      11219.13                    11258.40
  1991/01/31      11335.55                    11429.52
  1991/02/28      11408.12                    11525.86
  1991/03/31      11484.85                    11604.31
  1991/04/30      11609.18                    11711.20
  1991/05/31      11669.53                    11814.17
  1991/06/30      11698.71                    11824.71
  1991/07/31      11866.75                    12024.76
  1991/08/31      12093.52                    12243.44
  1991/09/30      12282.32                    12472.91
  1991/10/31      12427.50                    12679.58
  1991/11/30      12503.47                    12771.51
  1991/12/31      12746.36                    13028.19
  1992/01/31      12685.05                    12877.67
  1992/02/29      12811.27                    12999.51
  1992/03/31      12722.73                    12916.65
  1992/04/30      12842.01                    13043.64
  1992/05/31      13053.97                    13278.74
  1992/06/30      13192.28                    13435.40
  1992/07/31      13169.64                    13552.83
  1992/08/31      13254.83                    13729.35
  1992/09/30      13338.04                    13836.23
  1992/10/31      13205.41                    13714.88
  1992/11/30      13269.23                    13757.78
  1992/12/31      13441.43                    13935.52
  1993/01/31      13564.06                    14118.66
  1993/02/28      13680.23                    14261.83
  1993/03/31      13769.57                    14348.37
  1993/04/30      13865.69                    14422.41
  1993/05/31      13906.75                    14504.54
  1993/06/30      14076.40                    14615.59
  1993/07/31      14153.77                    14673.94
  1993/08/31      14180.13                    14743.07
  1993/09/30      14211.11                    14755.82
  1993/10/31      14236.39                    14798.48
  1993/11/30      14206.63                    14769.55
  1993/12/31      14343.74                    14889.19
  1994/01/31      14475.84                    15036.77
  1994/02/28      14399.51                    14931.85
  1994/03/31      14236.32                    14543.03
  1994/04/30      14173.95                    14435.89
  1994/05/31      14294.61                    14493.01
  1994/06/30      14367.78                    14461.63
  1994/07/31      14597.45                    14751.16
  1994/08/31      14662.86                    14797.74
  1994/09/30      14503.93                    14587.15
  1994/10/31      14533.38                    14578.82
  1994/11/30      14518.88                    14533.22
  1994/12/31      14622.25                    14649.18
  1995/01/31      14898.69                    14962.74
  1995/02/28      15232.24                    15344.69
  1995/03/31      15296.88                    15417.01
  1995/04/30      15538.05                    15636.19
  1995/05/31      16026.94                    16129.20
  1995/06/30      16149.20                    16220.89
  1995/07/31      16185.88                    16248.84
  1995/08/31      16385.60                    16417.01
  1995/09/30      16554.99                    16561.41
  1995/10/31      16739.15                    16708.75
  1995/11/30      16924.48                    16899.73
  1995/12/31      17110.94                    17110.81
  1996/01/31      17251.03                    17239.76
  1996/02/29      17141.11                    17096.59
  1996/03/31      17078.92                    17034.81
  1996/04/30      17043.32                    16986.76
  1996/05/31      16977.33                    16937.24
  1996/06/30      17211.63                    17170.38
  1996/07/31      17273.09                    17233.39
  1996/08/31      17269.28                    17233.15
  1996/09/30      17542.59                    17521.70
  1996/10/31      17867.18                    17865.41
  1996/11/30      18143.22                    18121.11
  1996/12/31      18040.91                    18026.23
  1997/01/31      18153.82                    18160.09
  1997/02/28      18213.00                    18220.64
  1997/03/31      18041.54                    18049.03
  1997/04/30      18324.06                    18336.85
  1997/05/31      18504.31                    18516.30
  1997/06/30      18720.66                    18732.29
  1997/07/31      19041.59                    19085.32
  1997/08/31      19020.10                    19039.96
  1997/09/30      19226.07                    19281.44
  1997/10/31      19431.18                    19495.22
  1997/11/30      19495.67                    19559.21
  1997/12/31      19666.96                    19737.44
  1998/01/31      19855.41                    19933.81
  1998/02/28      19881.97                    19975.97
  1998/03/31      19965.62                    20060.55
  1998/04/30      20065.57                    20174.06
  1998/05/31      20200.79                    20308.16
  1998/06/30      20300.10                    20405.00
  1998/07/31      20380.58                    20508.46
  1998/08/31      20555.03                    20694.53
  1998/09/30      20767.20                    20944.35
  1998/10/31      20570.75                    20917.38
  1998/11/30      20724.22                    21021.57
  1998/12/31      20793.98                    21110.81
  1999/01/31      20910.12                    21261.09
  1999/02/28      20851.81                    21177.00
  1999/03/31      21007.23                    21319.22
  1999/04/30      21083.57                    21417.59
  1999/05/31      21006.16                    21297.87
  1999/06/30      20930.49                    21222.92
  1999/07/31      20816.14                    21078.94
  1999/08/31      20804.19                    21078.19
  1999/09/30      21113.95                    21420.32
  1999/10/29      21206.44                    21543.51
IMATRL PRASUN   SHR__CHT 19991031 19991110 093437 R00000000000123

$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Mortgage Securities Fund - Institutional Class on October 31, 1989. As the chart shows, by October 31, 1999, the value of the investment would have grown to $21,206 - a 112.06% increase on the initial investment. For comparison, look at how the Lehman Brothers Mortgage-Backed Securities Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 would have grown to $21,544 - a 115.44% increase.

(checkmark)UNDERSTANDING
PERFORMANCE

How a fund did yesterday is
no guarantee of how it will do
tomorrow. Bond prices, for
example, generally move in the
opposite direction of interest
rates. In turn, the share price,
return and yield of a fund that
invests in bonds will vary. That
means if you sell your shares
during a market downturn, you
might lose money. But if you can
ride out the market's ups and
downs, you may have a gain.

TOTAL RETURN COMPONENTS

                  EARS ENDED OCTOBER 31,      MARCH 3, 1997 (COMMENCEMENT
                                              OF SALE OF INSTITUTIONAL
                                              CLASS SHARES) TO OCTOBER 31,

                      1999    1998            1997

Dividend returns      6.14%   6.13%           4.30%

Capital returns       -3.05%  -0.27%          2.43%

Total returns         3.09%   5.86%           6.73%

TOTAL RETURN COMPONENTS include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the class. A capital return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains paid by the class are reinvested, if any.

DIVIDENDS AND YIELD

PERIODS ENDED OCTOBER 31, 1999   PAST 1 MONTH  PAST 6 MONTHS  PAST 1 YEAR

Dividends per share              5.59(cents)   31.91(cents)   65.62(cents)

Annualized dividend rate         6.33%         6.03%          6.16%

30-day annualized yield          6.53%         -              -

DIVIDENDS per share show the income paid by the class for a set period. If you annualize this number, based on an average share price of $10.40 over the past one month, $10.50 over the past six months, and $10.65 over the past one year, you can compare the class' income over these three periods. The 30-day annualized YIELD is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis.

FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP

Rising interest rates stormed onto
the scene, leaving most bonds
standing by the wayside during
the 12-month period that ended
October 31, 1999. The Lehman
Brothers Aggregate Bond Index, a
popular measure of taxable-bond
performance, could muster only a
0.53% return during the period.
Fear of inflation and runaway
growth in the economy sent rates
higher, and Treasury prices lower.
Anticipation of and reaction to two
quarter-point rate hikes levied by
the Federal Reserve Board in the
summer kept the heat on Treasuries,
erasing a majority of the
interest-rate cuts of 1998. The
Lehman Brothers Treasury Index fell
1.55% during the 12-month period.
Elsewhere, spread sectors -
including corporate bonds and
mortgage securities - enjoyed an
edge over comparable duration
Treasuries. Investors seeking
higher-yielding alternatives to
Treasuries bid spread sector prices
higher from their depressed levels
of last fall. The excitement
surrounding corporate bonds
abated, however, as these issues
were upended in July and August
by market expectations of strong
year-end debt issuance. Corporates
recovered sharply, though, in
September and October in response
to lighter-than-expected supply. The
Lehman Brothers Corporate Bond
Index inched up 0.61% during the
period. In contrast, mortgage
securities mounted a sustained rally
during the period, benefiting from
favorable refinancing and
prepayment levels, as well as
declining interest-rate volatility late
in the period. The Lehman Brothers
Mortgage-Backed Securities Index
returned 2.99% during this time
frame.

(photograph of Tom Silvia)

An interview with Tom Silvia, Portfolio Manager of Fidelity Advisor Mortgage Securities Fund

Q. HOW DID THE FUND PERFORM, TOM?

A. For the 12-month period that ended October 31, 1999, the fund's Institutional Class shares provided a total return of 3.09%. To get a sense of how the fund did relative to its competitors, the U.S. mortgage funds average returned 1.65% for the same 12-month period, according to Lipper Inc. Additionally, the Lehman Brothers Mortgage-Backed Securities Index - which tracks the types of securities in which the fund invests - returned 2.99% for the same 12-month period.

Q. WHAT HELPED THE FUND'S PERFORMANCE RELATIVE TO ITS PEERS AND THE
LEHMAN INDEX?

A. The main contributor to the fund's strong performance was its larger-than-average stake in commercial mortgage-backed securities
(CMBS), which performed relatively well. Commercial mortgage-backed securities are bonds that are collateralized by mortgage loans on commercial real estate - such as office buildings, shopping malls, hotels and apartment buildings. At the beginning of the period, the CMBS market had been severely punished over concerns about commercial real-estate overbuilding and a lack of market liquidity. But the global financial crisis of October 1998 effectively put a stop to the financing of construction of new properties. By early 1999, liquidity had returned and the CMBS market snapped back.

Q. PREPAYMENT ACTIVITY WAS A BIG CHALLENGE FOR THE MORTGAGE MARKET DURING THE PAST YEAR. WHAT CHOICES DID YOU MAKE IN LIGHT OF THAT
CHALLENGE?

A. The biggest investment risk associated with mortgage securities is a rapid acceleration in prepayment activity. That's what occurred in 1998 and early 1999 when interest rates fell dramatically and huge waves of homeowners refinanced their mortgages. During the crush of prepayment activity, I emphasized mortgage securities that had some measure of prepayment protection, including 15-year Fannie Mae securities and 30-year Ginnie Mae securities. Since homeowners with Ginnie Mae loans have less flexibility to refinance, Ginnie Mae securities are less sensitive to prepayments than their Fannie Mae and Freddie Mac counterparts. Compared to homeowners with traditional 30-year loans, fewer 15-year mortgage borrowers refinance or pay off their loans earlier. I also used "seasoned" - meaning older - mortgage securities, which had, over time, withstood earlier waves of prepayment. My emphasis on prepayment-resistant mortgage securities was a plus for performance in the first several months of the period. But in response to rising interest rates, I switched courses.

Q. TELL US ABOUT THAT SWITCH . . .

A. Higher interest rates dramatically curtailed prepayment activity. So I sold most of the fund's stake in 15-year Fannie Maes, reduced its stake in seasoned securities and focused instead on securities that offered better yields. In particular, I added 30-year 7% Freddie Mac and Fannie Mae securities.

Q. AND HOW DID THAT STRATEGY WORK OUT?

A. Unusually light demand caused Fannie Mae and Freddie Mac securities to lag their Ginnie Mae counterparts over the past couple months. But I continued to hold onto Fannie Mae and Freddie Mac securities because I believe that they will outperform Ginnie Maes over time. Furthermore, I wanted to position the fund to benefit from potential outperformance of Fannie Mae and Freddie Mac securities once demand returns to more normal levels.

Q. WHAT'S YOUR OUTLOOK?

A. I think that the mortgage securities market offers some very attractive values at current levels. Even though prepayment activity has slowed dramatically, many bonds are priced as if prepayments are still a way of life. In other words, investors are getting compensated
- in the form of relatively high yields - for taking on a risk that's declined significantly in the current environment. To get the prepayment engine going again would, by my calculations, require rates to dip well below where they were a year ago. Given that outlook, I believe that the best values to be found are in bonds that offer relatively high yields, which I plan to continue searching for and holding.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER AND DO NOT NECESSARILY REPRESENT THE VIEWS OF FIDELITY OR ANY OTHER PERSON IN THE FIDELITY ORGANIZATION. ANY SUCH VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS AND FIDELITY DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR A FIDELITY FUND ARE BASED ON NUMEROUS FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY FIDELITY FUND.

(checkmark)FUND FACTS

GOAL: seeks a high level of
current income, consistent
with prudent investment risk.
In seeking current income,
the fund may also consider
the potential for capital gain.

START DATE: December 31, 1984

SIZE: as of October 31, 1999,
more than $473 million

MANAGER: Tom Silvia, since
1997; joined Fidelity in
1993

TOM SILVIA ON MORTGAGE
PREPAYMENT ACTIVITY:

"Falling interest rates weighed
heavily on mortgage securities
during the past year because, as
rates declined, the rate of
mortgage prepayment
accelerated. But an analysis of
more current data shows
definitive signs that prepayment
activity has slowed in response to
higher interest rates. The MBA
Refinancing Index - one of the
most widely watched barometers
of prepayment activity - rose to a
record high of 4400 in late 1998, 44
times higher than the base
reading of 100 in 1990. During the
past year, the largest one-month
volume of mortgages issued
peaked at $80 billion.

"But rising interest rates have
dramatically curtailed
prepayment activity. At the end of
October, the MBA refinancing
activity dropped to 416, a level 10
times off its peak earlier in the
year. Also, the one-month volume
of mortgages dropped to $25
billion. Given that mortgage rates
hovered around 8% at the end of
the period, volume is likely to
decline further through the winter
months."

INVESTMENT CHANGES


COUPON DISTRIBUTION AS OF
OCTOBER 31, 1999

                           % OF FUND'S INVESTMENTS  % OF FUND'S INVESTMENTS  6
                                                    MONTHS AGO

Less than 6%                0.5                      3.1

6 - 6.99%                   47.0                     45.7

7 - 7.99%                   36.4                     23.3

8 - 8.99%                   7.8                      8.4

9 - 9.99%                   3.8                      5.1

10% and over                3.1                      3.0

COUPON DISTRIBUTION SHOWS THE RANGE OF STATED INTEREST RATES ON THE FUND'S INVESTMENTS, EXCLUDING SHORT-TERM INVESTMENTS.

AVERAGE YEARS TO MATURITY AS
OF OCTOBER 31, 1999

                                     6 MONTHS AGO

Years                          8.0   5.2

AVERAGE YEARS TO MATURITY IS BASED ON THE AVERAGE TIME REMAINING UNTIL PRINCIPAL PAYMENTS ARE EXPECTED FROM EACH OF THE FUND'S BONDS,
WEIGHTED BY DOLLAR AMOUNT.

DURATION AS OF OCTOBER 31, 1999

                                        6 MONTHS AGO

Years                             4.7   3.5

DURATION SHOWS HOW MUCH A BOND FUND'S PRICE FLUCTUATES WITH CHANGES IN COMPARABLE INTEREST RATES. IF RATES RISE 1%, FOR EXAMPLE, A FUND WITH A FIVE-YEAR DURATION IS LIKELY TO LOSE ABOUT 5% OF ITS VALUE. OTHER FACTORS ALSO CAN INFLUENCE A BOND FUND'S PERFORMANCE AND SHARE PRICE. ACCORDINGLY, A BOND FUND'S ACTUAL PERFORMANCE MAY DIFFER FROM THIS EXAMPLE.

ASSET ALLOCATION (% OF FUND'S
NET ASSETS)

AS OF OCTOBER 31, 1999                                       AS OF APRIL 30, 1999

Mortgage  Securities            76.9%                        Mortgage  Securities            88.4%

CMOs and Other Mortgage                                      CMOs and Other Mortgage
Related Securities              21.0%                        Related Securities              17.8%

Short-Term Investments  and                                  Short-Term Investments  and
Net  Other Assets                2.1%                        Net  Other Assets               (6.2%)*

Row: 1, Col: 1, Value: 76.90000000000001                     Row: 1, Col: 1, Value: 88.40000000000001
Row: 1, Col: 2, Value: nil                                   Row: 1, Col: 2, Value: nil
Row: 1, Col: 3, Value: nil                                   Row: 1, Col: 3, Value: nil
Row: 1, Col: 4, Value: 21.0                                  Row: 1, Col: 4, Value: 17.8
Row: 1, Col: 5, Value: 0.0                                   Row: 1, Col: 5, Value: nil
Row: 1, Col: 6, Value: 0.0                                   Row: 1, Col: 6, Value: 0.0
Row: 1, Col: 7, Value: nil                                   Row: 1, Col: 7, Value: 0.0
Row: 1, Col: 8, Value: 2.1                                   Row: 1, Col: 8, Value: 0.0



* SHORT-TERM INVESTMENTS AND NET OTHER ASSETS ARE NOT INCLUDED IN THE
PIE CHART.

PRIOR TO THIS REPORT, CERTAIN INFORMATION RELATED TO PORTFOLIO
HOLDINGS WAS STATED AS A PERCENTAGE OF THE FUND'S INVESTMENTS.


INVESTMENTS OCTOBER 31, 1999

Showing Percentage of Net Assets



U.S. GOVERNMENT AGENCY -
MORTGAGE SECURITIES - 76.9%

                                   PRINCIPAL AMOUNT                VALUE (NOTE 1)

FANNIE MAE - 51.9%

6% 10/1/28 to 7/1/29               $ 10,562,669                    $ 9,855,604

6.5% 9/1/10 to 6/1/29               132,830,766                     127,377,345

7% 3/1/19 to 9/1/29                 75,047,423                      73,758,602

7.5% 3/1/22 to 10/1/28              4,689,610                       4,710,832

8% 1/1/07 to 11/1/29                17,960,269                      18,296,623

8.25% 1/1/13                        76,806                          79,103

8.5% 6/1/16 to 11/1/23              3,657,034                       3,794,939

8.75% 11/1/08 to 7/1/09             159,649                         164,842

9% 1/1/08 to 2/1/13                 583,645                         605,628

9.5% 5/1/03 to 8/1/22               4,609,873                       4,793,726

11% 12/1/02 to 8/1/10               1,270,775                       1,375,576

12.25% 5/1/13 to 6/1/15             153,672                         172,878

12.5% 11/1/14 to 3/1/16             329,243                         371,774

12.75% 2/1/14 to 6/1/15             62,841                          70,092

13.5% 9/1/13 to 12/1/14             133,209                         153,857

14% 11/1/14                         41,740                          48,627

                                                                    245,630,048

FREDDIE MAC - 12.4%

5% 7/1/10                           2,374,483                       2,199,366

6% 2/1/29 to 7/1/29                 4,949,597                       4,618,569

6.5% 1/1/24 to 9/1/24               22,191,188                      21,477,363

7% 7/1/29 to 9/1/29                 12,973,281                      12,746,249

7.5% 6/1/26 to 8/1/28               3,111,718                       3,125,486

8% 10/1/07 to 4/1/21                661,472                         672,159

8.5% 11/1/03 to 1/1/20              1,587,836                       1,639,793

9% 9/1/08 to 5/1/21                 6,990,523                       7,310,029

10% 1/1/09 to 5/1/19                1,177,016                       1,246,705

10.5% 8/1/10 to 12/1/20             1,272,823                       1,377,494

11.5% 4/1/12                        65,071                          71,350

12.25% 6/1/14 to 7/1/15             161,355                         181,852

12.5% 5/1/12 to 12/1/14             644,783                         724,276

12.75% 6/1/05 to 3/1/15             64,868                          71,157

13% 1/1/11 to 6/1/15                1,049,360                       1,200,158

                                                                    58,662,006

GOVERNMENT NATIONAL MORTGAGE
ASSOCIATION - 12.6%

6.5% 5/15/28 to 1/15/29             4,296,716                       4,106,028

7% 5/15/23 to 6/15/29               18,186,168                      17,845,777

7.5% 7/15/05 to 9/15/27             14,743,215                      14,867,495

8% 4/15/02 to 12/15/25              9,621,294                       9,839,359

U.S. GOVERNMENT AGENCY -
MORTGAGE SECURITIES -
CONTINUED

                                   PRINCIPAL AMOUNT                VALUE (NOTE 1)

GOVERNMENT NATIONAL MORTGAGE
ASSOCIATION - CONTINUED

8.5% 7/15/16 to 6/15/18            $ 1,950,831                     $ 2,036,256

9% 9/20/16 to 4/20/18               66,797                          70,198

9.5% 6/15/09 to 12/15/24            3,175,696                       3,365,633

10% 12/15/17 to 1/15/26             4,876,056                       5,332,643

10.5% 8/15/00 to 2/20/18            727,758                         783,752

11% 1/15/10 to 9/15/19              1,300,473                       1,448,626

11.5% 10/15/10                      24,927                          27,740

13% 10/15/13                        58,637                          67,689

13.5% 7/15/11 to 10/15/14           62,056                          71,790

                                                                    59,862,986

TOTAL U.S. GOVERNMENT AGENCY                                        364,155,040
- MORTGAGE SECURITIES
(Cost $369,673,468)

COLLATERALIZED MORTGAGE
OBLIGATIONS - 4.3%



U.S. GOVERNMENT AGENCY - 4.3%

Fannie Mae REMIC Pass Through       10,000,000                      9,237,500
Trust Series 1999-51 Class
LK, 6.5% 8/25/29

Fanniemae Whole Loan 6.5%           10,049,260                      9,185,652
2/25/29

Freddie Mac planned                 1,757,086                       1,818,585
amortization class Series 70
 Class C, 9% 9/15/20

TOTAL COLLATERALIZED MORTGAGE                                       20,241,737
OBLIGATIONS
(Cost $20,048,497)

COMMERCIAL MORTGAGE
SECURITIES - 16.7%



ACP Mortgage LP Series 1            2,320,648                       2,058,647
Class E, 6.8464% 2/28/28
(a)(b)

Bankers Trust II Series             5,000,000                       4,987,500
1999-S1A Class D, 7.5488%
2/28/14 (a)(b)

Bankers Trust REMIC Trust           4,000,000                       4,006,250
Series 1998-S1A Class F,
7.38% 11/28/02 (b)

CBM Funding Corp. sequential        2,300,000                       2,269,094
pay Series 1996-1  Class
A-3PI, 7.08% 11/1/07

CS First Boston Mortgage            2,000,000                       1,808,125
Securities Corp. Series 1997
C2 Class D, 7.27% 1/17/35

Deutsche Mortgage & Asset           10,200,000                      9,052,500
Receiving Corp.  Series
1998-C1 Class D, 7.231%
7/15/12

Federal Deposit Insurance           3,498,052                       3,488,761
Corp. REMIC Trust sequential
pay Series 1996-C1 Class 1A,
6.75% 7/25/26

COMMERCIAL MORTGAGE
SECURITIES - CONTINUED

                                   PRINCIPAL AMOUNT                VALUE (NOTE 1)

GS Mortgage Securities Corp.
II:

Series 1998-GLII Class E,          $ 1,600,000                     $ 1,366,624
7.1905% 4/13/31 (a)(b)

Series 1999-GSFL II Class F,        4,500,000                       4,440,240
7.6634% 11/13/13 (a)(b)

Nomura Asset Securities Corp.       15,000,000                      13,139,063
Series 1998-D6  Class A-4,
7.3506% 3/17/28 (b)

Nomura Depositor Trust
floater Series 1998-ST1A:

Class A-4, 6.3063% 2/15/34          7,900,000                       7,484,016
(a)(b)

Class A-5, 6.6563% 2/15/34          5,278,196                       4,944,185
(a)(b)

Structured Asset Securities         3,192,522                       2,929,638
Corp. Series 1992-M1  Class
C, 7.05% 11/25/02

Thirteen Affiliates of              18,200,000                      17,218,656
General Growth Properties,
Inc. Series 1 Class D-1,
6.917% 12/15/07 (a)

TOTAL COMMERCIAL MORTGAGE                                           79,193,299
SECURITIES
(Cost $83,897,322)


CASH EQUIVALENTS - 1.5%

                              MATURITY AMOUNT

Investments in repurchase     $ 6,942,082                      6,939,000
agreements (U.S. Government
obligations), in a joint
trading account at 5.33%,
dated 10/29/99 due 11/1/99
(Cost $6,939,000)

TOTAL INVESTMENT PORTFOLIO -                                   470,529,076
99.4%  (Cost $480,558,287)

NET OTHER ASSETS - 0.6%                                        2,974,520

NET ASSETS - 100%                                            $ 473,503,596

LEGEND

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $42,499,868 or 9.0% of net assets.

(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

INCOME TAX INFORMATION

At October 31, 1999, the aggregate cost of investment securities for income tax purposes was $480,637,465. Net unrealized depreciation aggregated $10,108,389, of which $2,596,741 related to appreciated investment securities and $12,705,130 related to depreciated investment securities.

The fund hereby designates approximately $4,617,000 as a capital gain dividend for the purpose of the dividend paid deduction.

At October 31, 1999, the fund had a capital loss carryforward of approximately $5,050,000, all of which will expire on October 31, 2007.

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
                                         OCTOBER 31, 1999

ASSETS

Investment in securities, at                $ 470,529,076
value (including repurchase
agreements of $6,939,000)
(cost $480,558,287) -  See
accompanying schedule

Receivable for investments                   9,473,896
sold

Receivable for fund shares                   160,026
sold

Interest receivable                          2,668,553

 TOTAL ASSETS                                482,831,551

LIABILITIES

Payable to custodian bank       $ 30,761

Payable for investments          8,124,926
purchased

Payable for fund shares          422,322
redeemed

Distributions payable            415,052

Accrued management fee           166,857

Distribution fees payable        20,453

Other payables and accrued       147,584
expenses

 TOTAL LIABILITIES                           9,327,955

NET ASSETS                                  $ 473,503,596

Net Assets consist of:

Paid in capital                             $ 486,801,066

Undistributed net investment                 1,901,973
income

Accumulated undistributed net                (5,170,232)
realized gain (loss)  on
investments

Net unrealized appreciation                  (10,029,211)
(depreciation) on investments

NET ASSETS                                  $ 473,503,596

STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                         OCTOBER 31, 1999

CALCULATION OF MAXIMUM             $10.48
OFFERING PRICE CLASS A: NET
ASSET VALUE and redemption
price per share
($3,090,255 (divided by)
294,996 shares)

Maximum offering price per         $11.00
share (100/95.25 of $10.48)

CLASS T: NET ASSET VALUE and       $10.48
redemption price per share
($29,051,750 (divided by)
2,771,642 shares)

Maximum offering price per         $10.86
share (100/96.50 of $10.48)

CLASS B: NET ASSET VALUE and       $10.48
offering price per share
($19,101,218 (divided by)
1,823,400 shares)  A

INITIAL CLASS: NET ASSET           $10.49
VALUE, offering price and
redemption price   per share
($406,838,729 (divided by)
38,797,891 shares)

INSTITUTIONAL CLASS: NET           $10.47
ASSET VALUE, offering price
and redemption price   per
share ($15,421,644 (divided
by) 1,473,289 shares)

A REDEMPTION PRICE PER SHARE IS EQUAL TO NET ASSET VALUE LESS ANY
APPLICABLE CONTINGENT DEFERRED SALES CHARGE.

STATEMENT OF OPERATIONS

                                YEAR ENDED OCTOBER 31, 1999

INVESTMENT INCOME                              $ 34,267,086
Interest

EXPENSES

Management fee                  $ 2,110,419

Transfer agent fees              937,977

Distribution fees                190,306

Accounting fees and expenses     161,159

Non-interested trustees'         1,708
compensation

Custodian fees and expenses      91,213

Registration fees                91,994

Audit                            54,626

Legal                            15,537

Miscellaneous                    345

 Total expenses before           3,655,284
reductions

 Expense reductions              (27,083)       3,628,201

NET INVESTMENT INCOME                           30,638,885

REALIZED AND UNREALIZED GAIN
(LOSS)
Net realized gain (loss) on:

 Investment securities           (6,155,525)

 Futures contracts               534,939        (5,620,586)

Change in net unrealized
appreciation (depreciation)
on:

 Investment securities           (10,123,506)

 Futures contracts               115,853

 Delayed delivery commitments    (183,312)      (10,190,965)

NET GAIN (LOSS)                                 (15,811,551)

NET INCREASE (DECREASE) IN                     $ 14,827,334
NET ASSETS RESULTING  FROM
OPERATIONS

STATEMENT OF CHANGES IN NET ASSETS

                               YEAR ENDED OCTOBER 31, 1999  YEAR ENDED OCTOBER 31, 1998

INCREASE (DECREASE) IN NET
ASSETS

Operations Net investment      $ 30,638,885                 $ 32,333,262
income

 Net realized gain (loss)       (5,620,586)                  8,605,529

 Change in net unrealized       (10,190,965)                 (11,641,361)
appreciation (depreciation)

 NET INCREASE (DECREASE) IN     14,827,334                   29,297,430
NET ASSETS RESULTING  FROM
OPERATIONS

Distributions to shareholders   (30,183,549)                 (30,575,427)
From net investment income

 From net realized gain         (6,924,572)                  (1,430,037)

 TOTAL DISTRIBUTIONS            (37,108,121)                 (32,005,464)

Share transactions - net        (14,273,306)                 (19,139,888)
increase (decrease)

  TOTAL INCREASE (DECREASE)     (36,554,093)                 (21,847,922)
IN NET ASSETS

NET ASSETS

 Beginning of period            510,057,689                  531,905,611

 End of period (including      $ 473,503,596                $ 510,057,689
undistributed net investment
income of $1,901,973 and
$1,699,376, respectively)


FINANCIAL HIGHLIGHTS - CLASS A

YEARS ENDED OCTOBER 31,          1999      1998      1997 G      1997 F

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 10.960  $ 11.020  $ 11.050    $ 10.830
period

Income from Investment
Operations

Net investment income D           .646      .669      .170        .268

Net realized and unrealized       (.336)    (.061)    .048        .224
gain (loss)

Total from investment             .310      .608      .218        .492
operations

Less Distributions

From net investment income        (.640)    (.638)    (.168)      (.272)

From net realized gain            (.150)    (.030)    (.080)      -

Total distributions               (.790)    (.668)    (.248)      (.272)

Net asset value, end of period   $ 10.480  $ 10.960  $ 11.020    $ 11.050

TOTAL RETURN B, C                 2.93%     5.65%     2.00%       4.61%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 3,090   $ 1,865   $ 1,648     $ 1,586
(000 omitted)

Ratio of expenses to average      .90% E    .90% E    .90% A, E   .90% A, E
net assets

Ratio of net investment           6.09%     6.01%     6.18% A     6.09% A
income to average  net assets

Portfolio turnover rate           183%      262%      125% A      149%

A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
F FOR THE PERIOD MARCH 3, 1997 (COMMENCEMENT OF SALE OF CLASS A SHARES) TO JULY 31, 1997
G THREE MONTHS ENDED OCTOBER 31

FINANCIAL HIGHLIGHTS - CLASS T

YEARS ENDED OCTOBER 31,          1999      1998      1997 G       1997 F

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 10.960  $ 11.020  $ 11.050     $ 10.830
period

Income from Investment
Operations

Net investment income D           .637      .665      .167         .255

Net realized and unrealized       (.338)    (.063)    .048         .233
gain (loss)

Total from investment             .299      .602      .215         .488
operations

Less Distributions

From net investment income        (.629)    (.632)    (.165)       (.268)

From net realized gain            (.150)    (.030)    (.080)       -

Total distributions               (.779)    (.662)    (.245)       (.268)

Net asset value, end of period   $ 10.480  $ 10.960  $ 11.020     $ 11.050

TOTAL RETURN B, C                 2.82%     5.60%     1.98%        4.57%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 29,052  $ 19,103  $ 14,649     $ 12,193
(000 omitted)

Ratio of expenses to average      1.00% E   1.00% E   1.00% A, E   1.00% A, E
net assets

Ratio of net investment           5.99%     6.05%     6.10% A      5.99% A
income to average  net assets

Portfolio turnover rate           183%      262%      125% A       149%


A ANNUALIZED
B TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
F FOR THE PERIOD MARCH 3, 1997 (COMMENCEMENT OF SALE OF CLASS T SHARES) TO JULY 31, 1997
G THREE MONTHS ENDED OCTOBER 31

FINANCIAL HIGHLIGHTS - CLASS B

YEARS ENDED OCTOBER 31,          1999      1998      1997 G       1997 F

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 10.950  $ 11.020  $ 11.040     $ 10.830
period

Income from Investment
Operations

Net investment income D           .567      .584      .142         .234

Net realized and unrealized       (.324)    (.064)    .065         .214
gain (loss)

Total from investment             .243      .520      .207         .448
operations

Less Distributions

From net investment income        (.563)    (.560)    (.147)       (.238)

From net realized gain            (.150)    (.030)    (.080)       -

Total distributions               (.713)    (.590)    (.227)       (.238)

Net asset value, end of period   $ 10.480  $ 10.950  $ 11.020     $ 11.040

TOTAL RETURN B, C                 2.29%     4.82%     1.90%        4.20%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 19,101  $ 7,840   $ 1,587      $ 823
(000 omitted)

Ratio of expenses to average      1.62%     1.65% E   1.65% A, E   1.65% A, E
net assets

Ratio of net investment           5.37%     5.37%     5.32% A      5.34% A
income to average  net assets

Portfolio turnover rate           183%      262%      125% A       149%


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
F FOR THE PERIOD MARCH 3, 1997 (COMMENCEMENT OF SALE OF CLASS B SHARES) TO JULY 31, 1997
G THREE MONTHS ENDED OCTOBER 31

FINANCIAL HIGHLIGHTS - INITIAL CLASS

YEARS ENDED OCTOBER 31,         1999       1998       1997 F     1997  G    1996 G     1995 G

SELECTED PER-SHARE DATA

Net asset value, beginning of   $ 10.970   $ 11.020   $ 11.050   $ 10.780   $ 10.890   $ 10.580
period

Income from Investment
Operations

Net investment income            .674 D     .700 D     .176 D     .678 D     .729       .772

Net realized and  unrealized     (.342)     (.056)     .047       .391       (.015)     .325
gain (loss)

Total from investment            .332       .644       .223       1.069      .714       1.097
operations

Less Distributions

From net  investment income      (.662)     (.664)     (.173)     (.689)     (.724)     (.737)

From net realized gain           (.150)     (.030)     (.080)     (.110)     (.100)     -

In excess of net  realized       -          -          -          -          -          (.050)
gain

Total distributions              (.812)     (.694)     (.253)     (.799)     (.824)     (.787)

Net asset value,  end of        $ 10.490   $ 10.970   $ 11.020   $ 11.050   $ 10.780   $ 10.890
period

TOTAL RETURN B, C                3.14%      5.99%      2.05%      10.34%     6.72%      10.88%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period       $ 406,839  $ 459,212  $ 494,304  $ 506,113  $ 488,162  $ 416,241
(000 omitted)

Ratio of expenses to average     .70%       .71%       .72% A     .73%       .74%       .77%
net assets

Ratio of expenses to average     .70%       .71%       .72% A     .73%       .73% E     .77%
net assets after expense
reductions

Ratio of net investment          6.29%      6.34%      6.36% A    6.26%      6.75%      7.37%
income to average  net assets

Portfolio turnover rate          183%       262%       125% A     149%       221%       329%


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.
F THREE MONTHS ENDED OCTOBER 31
G YEAR ENDED JULY 31

FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS

YEARS ENDED OCTOBER 31,          1999      1998      1997 H      1997 G

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 10.950  $ 11.010  $ 11.040    $ 10.830
period

Income from Investment
Operations

Net investment income D           .669      .693      .172        .263

Net realized and unrealized       (.343)    (.063)    .050        .226
gain (loss)

Total from investment             .326      .630      .222        .489
operations

Less Distributions

From net investment income        (.656)    (.660)    (.172)      (.279)

From net realized gain            (.150)    (.030)    (.080)      -

Total distributions               (.806)    (.690)    (.252)      (.279)

Net asset value, end of period   $ 10.470  $ 10.950  $ 11.010    $ 11.040

TOTAL RETURN B, C                 3.09%     5.86%     2.05%       4.59%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 15,422  $ 22,038  $ 19,718    $ 13,177
(000 omitted)

Ratio of expenses to average      .75% E    .75% E    .75% A, E   .75% A, E
net assets

Ratio of expenses to average      .75%      .75%      .75% A      .70% A, F
net assets after expense
reductions

Ratio of net investment           6.24%     6.30%     6.35% A     6.29% A
income to average  net assets

Portfolio turnover rate           183%      262%      125% A      149%

A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
F FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.
G FOR THE PERIOD MARCH 3, 1997 (COMMENCEMENT OF SALE OF INSTITUTIONAL CLASS SHARES) TO JULY 31, 1997
H THREE MONTHS ENDED OCTOBER 31

NOTES TO FINANCIAL STATEMENTS
For the period ended October 31, 1999


1. SIGNIFICANT ACCOUNTING POLICIES.

Fidelity Advisor Mortgage Securities Fund (the fund) is a fund of Fidelity Advisor Series II (the trust) (formerly a fund of Fidelity Income Fund) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Initial Class, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Interest income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, and certain other class-specific fees, expenses, and expense reductions.

The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

SECURITY VALUATION. Securities are valued based upon a computerized matrix system and/or appraisals by a pricing service, both of which consider market transactions and dealer-supplied valuations. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.

INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

INVESTMENT INCOME. Interest income, which includes accretion of original issue discount, is accrued as earned.

EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

DISTRIBUTIONS TO SHAREHOLDERS. Distributions are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.

1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

DISTRIBUTIONS TO SHAREHOLDERS - CONTINUED

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for paydown gains/losses on certain securities, futures transactions, capital loss carryforwards and losses deferred due to wash sales.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. OPERATING POLICIES.

JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

DELAYED DELIVERY TRANSACTIONS. The fund may purchase or sell securities on a delayed delivery basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The fund may receive compensation for interest forgone in the purchase of a delayed delivery security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

2. OPERATING POLICIES - CONTINUED

FUTURES CONTRACTS. The fund may use futures contracts to manage its exposure to the bond market and to fluctuations in interest rates. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, the fund had no investments in restricted securities (excluding 144A issues).

3. PURCHASES AND SALES OF INVESTMENTS.

Purchases and sales of securities, other than short-term securities, aggregated $875,693,626 and $942,195,101, respectively, of which U.S. government and government agency obligations aggregated $853,484,094 and $932,362,579, respectively.

The market value of futures contracts opened and closed during the period amounted to $29,995,764 and $39,662,629, respectively.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.

MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .0920% to .3700% for the period. The annual individual fund fee rate is .30%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annual rate of .43% of average net assets.

SUB-ADVISER FEE. FMR, on behalf of the fund, has entered into a sub-advisory agreement with Fidelity Investments Money Management, Inc. (FIMM), a wholly owned subsidiary of FMR. For its services, FIMM receives a fee from FMR of 50% of the management fee payable to FMR. The fee is paid prior to any voluntary expense reimbursements which may be in effect.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Board of Trustees has adopted separate distribution plans with respect to each class of shares (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a distribution and service fee. A portion of this fee may be reallowed to securities dealers, banks and other financial institutions for the distribution of each class of shares and providing shareholder support services. For the period, this fee was based on the following annual rates of the average net assets of each applicable class:

CLASS A    .15%

CLASS T    .25%

CLASS B    .90%*

* .65% REPRESENTS A DISTRIBUTION FEE AND .25% REPRESENTS A SHAREHOLDER SERVICE FEE.

For the period, each class paid FDC the following amounts, a portion of which was retained by FDC:

          PAID TO FDC  RETAINED BY FDC

CLASS A   $ 3,865      $ 146

CLASS T    61,872       4,924

CLASS B    124,569      89,966

          $ 190,306    $ 95,036

SALES LOAD. FDC receives a front-end sales charge of up to 4.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class B share redemptions occurring within six years of purchase. The Class B charge is based on declining rates ranging from 5% to 1% of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. In addition, purchases of Class A and Class T shares that were subject to a finder's fee bear a contingent deferred sales charge on assets that do not remain in the fund for at least one year. The Class A and Class T contingent deferred sales charge is based on 0.25% of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. A portion of the sales charges paid to FDC is paid to securities dealers, banks and other financial institutions.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

SALES LOAD - CONTINUED

For the period, sales charge amounts paid to and retained by FDC were as follows:

          PAID TO FDC  RETAINED BY FDC

CLASS A   $ 29,751     $ 10,398

CLASS T    74,991       27,421

CLASS B    68,549       68,549*

          $ 173,291    $ 106,368

* WHEN CLASS B SHARES ARE INITIALLY SOLD, FDC PAYS COMMISSIONS FROM ITS OWN RESOURCES TO SECURITIES DEALERS,
 BANKS, AND OTHER FINANCIAL INSTITUTIONS THROUGH WHICH THE SALES ARE
MADE.

TRANSFER AGENT FEES. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent (collectively referred to as the transfer agent) for the fund's Class A, Class T, Class B, and Institutional Class. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the transfer agent for the Initial Class. FIIOC and FSC receive account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC and FSC pay for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC or FSC:

                       AMOUNT     % OF AVERAGE NET ASSETS

CLASS A                $ 8,236    .32

CLASS T                 72,011    .29

CLASS B                 28,891    .21

INITIAL CLASS           785,661   .18

INSTITUTIONAL CLASS     43,178    .24

                       $ 937,977

ACCOUNTING FEES. FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

5. EXPENSE REDUCTIONS.

FMR voluntarily agreed to reimburse operating expenses (excluding interest, taxes, certain securities lending fees, brokerage commissions and extraordinary expenses, if any) above the following annual rates or range of annual rates of average net assets for each of the following classes:

                      FMR EXPENSE LIMITATIONS  REIMBURSEMENT

CLASS A               .90%                     $ 2,125

CLASS T               1.00%                     13,483

INSTITUTIONAL CLASS   .75%                      454

                                               $ 16,062

In addition, through an arrangement with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of expenses. During the period, the fund's custodian fees were reduced by $11,021 under the custodian arrangement.

6. DISTRIBUTIONS TO SHAREHOLDERS.

Distributions to shareholders of each class were as follows:

                            YEAR ENDED OCTOBER 31,

                            1999                    1998

FROM NET INVESTMENT INCOME

Class A                     $ 153,223               $ 47,643

Class T                      1,450,107               835,552

Class B                      724,614                 198,305

Initial Class                26,727,640              28,222,031

Institutional Class          1,127,965               1,271,896

Total                       $ 30,183,549            $ 30,575,427

FROM NET REALIZED GAIN

Class A                     $ 26,293                $ 4,543

Class T                      278,709                 41,653

Class B                      132,050                 4,898

Initial Class                6,182,269               1,324,784

Institutional Class          305,251                 54,159

Total                       $ 6,924,572             $ 1,430,037

Total  Distributions        $ 37,108,121            $ 32,005,464

7. SHARE TRANSACTIONS.

Transactions for each class of shares for the periods are as follows:

                            SHARES                                          DOLLARS

                            YEAR ENDED OCTOBER 31,  YEAR ENDED OCTOBER 31,  YEAR ENDED OCTOBER 31,  YEAR ENDED OCTOBER 31,

                            1999                    1998                    1999                    1998



CLASS A Shares sold          233,326                 191,569                $ 2,488,784             $ 2,113,314

Reinvestment of
distributions                11,952                  3,475                   127,329                 38,300

Shares redeemed              (120,472)               (174,371)               (1,280,382)             (1,919,263)

Net increase (decrease)      124,806                 20,673                 $ 1,335,731             $ 232,351

CLASS T Shares sold          2,003,369               1,214,468              $ 21,386,352            $ 13,402,368

Reinvestment of
distributions                148,336                 72,903                  1,582,559               803,861

Shares redeemed              (1,122,570)             (874,013)               (11,947,707)            (9,643,136)

Net increase (decrease)      1,029,135               413,358                $ 11,021,204            $ 4,563,093

CLASS B Shares sold          1,505,268               623,528                $ 16,049,817            $ 6,874,797

Reinvestment of
distributions                63,855                  14,736                  679,689                 162,453

Shares redeemed              (461,420)               (66,613)                (4,891,488)             (734,102)

Net increase (decrease)      1,107,703               571,651                $ 11,838,018            $ 6,303,148

INITIAL CLASS Shares sold    3,914,002               5,885,198              $ 41,964,545            $ 64,970,201

Reinvestment of
distributions                2,515,203               2,196,325               26,913,754              24,230,109

Shares redeemed              (9,502,966)             (11,046,014)            (101,601,425)           (121,871,170)

Net increase (decrease)      (3,073,761)             (2,964,491)            $ (32,723,126)          $ (32,670,860)

INSTITUTIONAL CLASS Shares   667,600                 1,131,767              $ 7,141,162             $ 12,463,547
sold

Reinvestment of
distributions                70,535                  61,639                  754,625                 679,028

Shares redeemed              (1,277,677)             (971,330)               (13,640,920)            (10,710,195)

Net increase (decrease)      (539,542)               222,076                $ (5,745,133)           $ 2,432,380


REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees of Fidelity Advisor Series II and the Shareholders of Fidelity Advisor Mortgage Securities Fund (formerly a fund of Fidelity Income Fund):

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Advisor Mortgage Securities Fund (a fund of Fidelity Advisor Series II, formerly a fund of Fidelity Income Fund) at October 31, 1999, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Advisor Mortgage Securities Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 1999 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

/s/PricewaterhouseCoopers LLP
PricewaterhouseCoopers LLP

Boston, Massachusetts
December 8, 1999

DISTRIBUTIONS


The fund hereby designates 100% of the long-term capital gain dividends distributed during the fiscal year as 20%-rate capital gain dividends.

The fund will notify shareholders in January 2000 of amounts for use in preparing 1999 income tax returns.







INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA

INVESTMENT SUB-ADVISERS
Fidelity Investment Money
Management (FIMM) Inc., Merrimack, NH
Fidelity Management & Research
(U.K.) Inc., London, England
Fidelity Management & Research
(Far East) Inc., Tokyo, Japan

OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Fred L. Henning, Jr., Vice President
Dwight D. Churchill, Vice President
Thomas J. Silvia, Vice President
Stanley N. Griffith, Assistant Vice President
Eric D. Roiter, Secretary
Richard A. Silver, Treasurer
Matthew N. Karstetter, Deputy Treasurer
John H. Costello, Assistant Treasurer
Thomas J. Simpson, Assistant Treasurer

BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *

* INDEPENDENT TRUSTEES

ADVISORY BOARD
J. Gary Burkhead
Abigail P. Johnson
Ned C. Lautenbach

GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA

TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

CUSTODIAN
The Bank of New York
New York, NY

FOCUS FUNDS
Fidelity Advisor Consumer
Industries Fund
Fidelity Advisor Cyclical
Industries Fund
Fidelity Advisor Financial
Services Fund
Fidelity Advisor Health Care Fund
Fidelity Advisor Natural
Resources Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Utilities Growth Fund

GROWTH FUNDS
Fidelity Advisor Latin America Fund
Fidelity Advisor Emerging Asia Fund
Fidelity Advisor Japan Fund
Fidelity Advisor Europe Capital Appreciation Fund
Fidelity Advisor International
Capital Appreciation Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Diversified International Fund
Fidelity Advisor Global Equity Fund
Fidelity Advisor TechnoQuant(registered trademark)
Growth Fund
Fidelity Advisor Small Cap Fund
Fidelity Advisor Value Strategies Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Retirement Growth Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Large Cap Fund
Fidelity Advisor Dividend Growth Fund
Fidelity Advisor Growth
Opportunities Fund

AMORI-ANN-1299  88116
1.538544.102

GROWTH AND INCOME FUNDS
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund

TAXABLE INCOME FUNDS
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor High Yield Fund
Fidelity Advisor High Income Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Mortgage
Securities Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor Short Fixed-Income Fund

MUNICIPAL FUNDS
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Intermediate Municipal Income Fund

MONEY MARKET FUNDS
Prime Fund
Treasury Fund
Tax-Exempt Fund

(2_FIDELITY_LOGOS)(registered trademark)



FIDELITY(REGISTERED TRADEMARK) ADVISOR
MORTGAGE SECURITIES
FUND - INSTITUTIONAL CLASS

ANNUAL REPORT
OCTOBER 31, 1999

(2_FIDELITY_LOGOS)(registered trademark)

CONTENTS


PRESIDENT'S MESSAGE    3   Ned Johnson on investing
                           strategies.

PERFORMANCE            4   How the fund has done over
                           time.

FUND TALK              7   The manager's review of fund
                           performance, strategy and
                           outlook.

INVESTMENT CHANGES     10  A summary of major shifts in
                           the fund's investments over
                           the past six months.

INVESTMENTS            11  A complete list of the fund's
                           investments with their
                           market values.

FINANCIAL STATEMENTS   15  Statements of assets and
                           liabilities, operations, and
                           changes in net assets,  as
                           well as financial highlights.

NOTES                  24  Notes to financial statements.

REPORT OF INDEPENDENT  31  The auditors' opinion.
ACCOUNTANTS

DISTRIBUTIONS          32


Third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report is printed on recycled paper using soy-based inks.

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE
SUBMITTED FOR THE GENERAL INFORMATION
OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS
IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.

MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED
BY,
ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC,
FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT
INVESTED.

NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY ADVISOR FUND, INCLUDING CHARGES AND EXPENSES, CONTACT YOUR
INVESTMENT PROFESSIONAL FOR A FREE PROSPECTUS. READ IT CAREFULLY
BEFORE YOU INVEST OR SEND MONEY.

PRESIDENT'S MESSAGE


(PHOTO_OF_EDWARD_C_JOHNSON_3D)

DEAR SHAREHOLDER:

All major U.S. equity market indexes posted positive returns for the month of October, led by the technology-heavy NASDAQ Index, which climbed to a record high close during the month. Domestic bonds, however, turned in relatively flat performance, due in large part to lingering fears of a potential interest rate hike by the Federal Reserve Board, and its adoption of a tightening bias during the first week of the month.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.

An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.

If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

Remember to contact your investment professional if you need help with your investments.

Best regards,
Edward C. Johnson 3d

FIDELITY ADVISOR MORTGAGE SECURITIES FUND - INSTITUTIONAL CLASS
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the class' income, as reflected in its yield, to measure performance. The initial offering of Institutional Class shares took place on March 3, 1997. Returns prior to March 3, 1997 are those of Initial Class, the original class of the fund. If Fidelity had not reimbursed certain class expenses, the total returns and dividends would have been lower.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED OCTOBER 31, 1999     PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY ADV MORTGAGE              3.09%        45.92%        112.06%
SECURITIES - INST CL

LB Mortgage                        2.99%        47.77%        115.44%

US Mortgage Funds Average          1.65%        41.15%        98.62%

CUMULATIVE TOTAL RETURNS show Institutional Class' performance in percentage terms over a set period - in this case, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Institutional Class' returns to the performance of the Lehman Brothers Mortgage-Backed Securities Index - a market value-weighted index of fixed-rate securities that represent interests in pools of mortgage loans with original terms of 15 and 30 years that are issued by the Government National Mortgage Association
(GNMA), the Federal National Mortgage Association (FNMA), and the Federal Home Loan Mortgage Corp. (FHLMC), and balloon mortgages with fixed-rate coupons. To measure how Institutional Class' performance stacked up against its peers, you can compare it to the U.S. mortgage funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past one year average represents a peer group of 65 mutual funds. These benchmarks reflect reinvestment of dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED OCTOBER 31, 1999   PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY ADV MORTGAGE            3.09%        7.85%         7.81%
SECURITIES - INST CL

LB Mortgage                      2.99%        8.12%         7.98%

US Mortgage Funds Average        1.65%        7.12%         7.09%

AVERAGE ANNUAL TOTAL RETURNS take Institutional Class' cumulative return and show you what would have happened if Institutional Class had performed at a constant rate each year.

$10,000 OVER 10 YEARS
             FA Mortgage Sec -CL I       LB Mortgage Backed Secs
             00240                       LB006
  1989/10/31      10000.00                    10000.00
  1989/11/30      10096.36                    10108.36
  1989/12/31      10165.96                    10168.18
  1990/01/31      10072.30                    10097.08
  1990/02/28      10139.39                    10156.41
  1990/03/31      10147.36                    10181.42
  1990/04/30      10059.59                    10089.97
  1990/05/31      10352.04                    10403.04
  1990/06/30      10502.11                    10567.54
  1990/07/31      10654.74                    10750.92
  1990/08/31      10626.56                    10636.68
  1990/09/30      10683.28                    10723.95
  1990/10/31      10792.72                    10845.55
  1990/11/30      11028.89                    11072.81
  1990/12/31      11219.13                    11258.40
  1991/01/31      11335.55                    11429.52
  1991/02/28      11408.12                    11525.86
  1991/03/31      11484.85                    11604.31
  1991/04/30      11609.18                    11711.20
  1991/05/31      11669.53                    11814.17
  1991/06/30      11698.71                    11824.71
  1991/07/31      11866.75                    12024.76
  1991/08/31      12093.52                    12243.44
  1991/09/30      12282.32                    12472.91
  1991/10/31      12427.50                    12679.58
  1991/11/30      12503.47                    12771.51
  1991/12/31      12746.36                    13028.19
  1992/01/31      12685.05                    12877.67
  1992/02/29      12811.27                    12999.51
  1992/03/31      12722.73                    12916.65
  1992/04/30      12842.01                    13043.64
  1992/05/31      13053.97                    13278.74
  1992/06/30      13192.28                    13435.40
  1992/07/31      13169.64                    13552.83
  1992/08/31      13254.83                    13729.35
  1992/09/30      13338.04                    13836.23
  1992/10/31      13205.41                    13714.88
  1992/11/30      13269.23                    13757.78
  1992/12/31      13441.43                    13935.52
  1993/01/31      13564.06                    14118.66
  1993/02/28      13680.23                    14261.83
  1993/03/31      13769.57                    14348.37
  1993/04/30      13865.69                    14422.41
  1993/05/31      13906.75                    14504.54
  1993/06/30      14076.40                    14615.59
  1993/07/31      14153.77                    14673.94
  1993/08/31      14180.13                    14743.07
  1993/09/30      14211.11                    14755.82
  1993/10/31      14236.39                    14798.48
  1993/11/30      14206.63                    14769.55
  1993/12/31      14343.74                    14889.19
  1994/01/31      14475.84                    15036.77
  1994/02/28      14399.51                    14931.85
  1994/03/31      14236.32                    14543.03
  1994/04/30      14173.95                    14435.89
  1994/05/31      14294.61                    14493.01
  1994/06/30      14367.78                    14461.63
  1994/07/31      14597.45                    14751.16
  1994/08/31      14662.86                    14797.74
  1994/09/30      14503.93                    14587.15
  1994/10/31      14533.38                    14578.82
  1994/11/30      14518.88                    14533.22
  1994/12/31      14622.25                    14649.18
  1995/01/31      14898.69                    14962.74
  1995/02/28      15232.24                    15344.69
  1995/03/31      15296.88                    15417.01
  1995/04/30      15538.05                    15636.19
  1995/05/31      16026.94                    16129.20
  1995/06/30      16149.20                    16220.89
  1995/07/31      16185.88                    16248.84
  1995/08/31      16385.60                    16417.01
  1995/09/30      16554.99                    16561.41
  1995/10/31      16739.15                    16708.75
  1995/11/30      16924.48                    16899.73
  1995/12/31      17110.94                    17110.81
  1996/01/31      17251.03                    17239.76
  1996/02/29      17141.11                    17096.59
  1996/03/31      17078.92                    17034.81
  1996/04/30      17043.32                    16986.76
  1996/05/31      16977.33                    16937.24
  1996/06/30      17211.63                    17170.38
  1996/07/31      17273.09                    17233.39
  1996/08/31      17269.28                    17233.15
  1996/09/30      17542.59                    17521.70
  1996/10/31      17867.18                    17865.41
  1996/11/30      18143.22                    18121.11
  1996/12/31      18040.91                    18026.23
  1997/01/31      18153.82                    18160.09
  1997/02/28      18213.00                    18220.64
  1997/03/31      18041.54                    18049.03
  1997/04/30      18324.06                    18336.85
  1997/05/31      18504.31                    18516.30
  1997/06/30      18720.66                    18732.29
  1997/07/31      19041.59                    19085.32
  1997/08/31      19020.10                    19039.96
  1997/09/30      19226.07                    19281.44
  1997/10/31      19431.18                    19495.22
  1997/11/30      19495.67                    19559.21
  1997/12/31      19666.96                    19737.44
  1998/01/31      19855.41                    19933.81
  1998/02/28      19881.97                    19975.97
  1998/03/31      19965.62                    20060.55
  1998/04/30      20065.57                    20174.06
  1998/05/31      20200.79                    20308.16
  1998/06/30      20300.10                    20405.00
  1998/07/31      20380.58                    20508.46
  1998/08/31      20555.03                    20694.53
  1998/09/30      20767.20                    20944.35
  1998/10/31      20570.75                    20917.38
  1998/11/30      20724.22                    21021.57
  1998/12/31      20793.98                    21110.81
  1999/01/31      20910.12                    21261.09
  1999/02/28      20851.81                    21177.00
  1999/03/31      21007.23                    21319.22
  1999/04/30      21083.57                    21417.59
  1999/05/31      21006.16                    21297.87
  1999/06/30      20930.49                    21222.92
  1999/07/31      20816.14                    21078.94
  1999/08/31      20804.19                    21078.19
  1999/09/30      21113.95                    21420.32
  1999/10/29      21206.44                    21543.51
IMATRL PRASUN   SHR__CHT 19991031 19991110 093437 R00000000000123

$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Mortgage Securities Fund - Institutional Class on October 31, 1989. As the chart shows, by October 31, 1999, the value of the investment would have grown to $21,206 - a 112.06% increase on the initial investment. For comparison, look at how the Lehman Brothers Mortgage-Backed Securities Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 would have grown to $21,544 - a 115.44% increase.

(checkmark)UNDERSTANDING
PERFORMANCE

How a fund did yesterday is
no guarantee of how it will do
tomorrow. Bond prices, for
example, generally move in the
opposite direction of interest
rates. In turn, the share price,
return and yield of a fund that
invests in bonds will vary. That
means if you sell your shares
during a market downturn, you
might lose money. But if you can
ride out the market's ups and
downs, you may have a gain.

TOTAL RETURN COMPONENTS

               YEARS ENDED OCTOBER 31,        MARCH 3, 1997 (COMMENCEMENT
                                              OF SALE OF INSTITUTIONAL
                                              CLASS SHARES) TO OCTOBER 31,

                      1999    1998            1997

Dividend returns      6.14%   6.13%           4.30%

Capital returns       -3.05%  -0.27%          2.43%

Total returns         3.09%   5.86%           6.73%

TOTAL RETURN COMPONENTS include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the class. A capital return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains paid by the class are reinvested, if any.

DIVIDENDS AND YIELD

PERIODS ENDED OCTOBER 31, 1999   PAST 1 MONTH  PAST 6 MONTHS  PAST 1 YEAR

Dividends per share              5.59(cents)   31.91(cents)   65.62(cents)

Annualized dividend rate         6.33%         6.03%          6.16%

30-day annualized yield          6.53%         -              -

DIVIDENDS per share show the income paid by the class for a set period. If you annualize this number, based on an average share price of $10.40 over the past one month, $10.50 over the past six months, and $10.65 over the past one year, you can compare the class' income over these three periods. The 30-day annualized YIELD is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis.

FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP

Rising interest rates stormed onto
the scene, leaving most bonds
standing by the wayside during
the 12-month period that ended
October 31, 1999. The Lehman
Brothers Aggregate Bond Index, a
popular measure of taxable-bond
performance, could muster only a
0.53% return during the period.
Fear of inflation and runaway
growth in the economy sent rates
higher, and Treasury prices lower.
Anticipation of and reaction to two
quarter-point rate hikes levied by
the Federal Reserve Board in the
summer kept the heat on Treasuries,
erasing a majority of the
interest-rate cuts of 1998. The
Lehman Brothers Treasury Index fell
1.55% during the 12-month period.
Elsewhere, spread sectors -
including corporate bonds and
mortgage securities - enjoyed an
edge over comparable duration
Treasuries. Investors seeking
higher-yielding alternatives to
Treasuries bid spread sector prices
higher from their depressed levels
of last fall. The excitement
surrounding corporate bonds
abated, however, as these issues
were upended in July and August
by market expectations of strong
year-end debt issuance. Corporates
recovered sharply, though, in
September and October in response
to lighter-than-expected supply. The
Lehman Brothers Corporate Bond
Index inched up 0.61% during the
period. In contrast, mortgage
securities mounted a sustained rally
during the period, benefiting from
favorable refinancing and
prepayment levels, as well as
declining interest-rate volatility late
in the period. The Lehman Brothers
Mortgage-Backed Securities Index
returned 2.99% during this time
frame.

(photograph of Tom Silvia)

An interview with Tom Silvia, Portfolio Manager of Fidelity Advisor Mortgage Securities Fund

Q. HOW DID THE FUND PERFORM, TOM?

A. For the 12-month period that ended October 31, 1999, the fund's Institutional Class shares provided a total return of 3.09%. To get a sense of how the fund did relative to its competitors, the U.S. mortgage funds average returned 1.65% for the same 12-month period, according to Lipper Inc. Additionally, the Lehman Brothers Mortgage-Backed Securities Index - which tracks the types of securities in which the fund invests - returned 2.99% for the same 12-month period.

Q. WHAT HELPED THE FUND'S PERFORMANCE RELATIVE TO ITS PEERS AND THE
LEHMAN INDEX?

A. The main contributor to the fund's strong performance was its larger-than-average stake in commercial mortgage-backed securities
(CMBS), which performed relatively well. Commercial mortgage-backed securities are bonds that are collateralized by mortgage loans on commercial real estate - such as office buildings, shopping malls, hotels and apartment buildings. At the beginning of the period, the CMBS market had been severely punished over concerns about commercial real-estate overbuilding and a lack of market liquidity. But the global financial crisis of October 1998 effectively put a stop to the financing of construction of new properties. By early 1999, liquidity had returned and the CMBS market snapped back.

Q. PREPAYMENT ACTIVITY WAS A BIG CHALLENGE FOR THE MORTGAGE MARKET DURING THE PAST YEAR. WHAT CHOICES DID YOU MAKE IN LIGHT OF THAT
CHALLENGE?

A. The biggest investment risk associated with mortgage securities is a rapid acceleration in prepayment activity. That's what occurred in 1998 and early 1999 when interest rates fell dramatically and huge waves of homeowners refinanced their mortgages. During the crush of prepayment activity, I emphasized mortgage securities that had some measure of prepayment protection, including 15-year Fannie Mae securities and 30-year Ginnie Mae securities. Since homeowners with Ginnie Mae loans have less flexibility to refinance, Ginnie Mae securities are less sensitive to prepayments than their Fannie Mae and Freddie Mac counterparts. Compared to homeowners with traditional 30-year loans, fewer 15-year mortgage borrowers refinance or pay off their loans earlier. I also used "seasoned" - meaning older - mortgage securities, which had, over time, withstood earlier waves of prepayment. My emphasis on prepayment-resistant mortgage securities was a plus for performance in the first several months of the period. But in response to rising interest rates, I switched courses.

Q. TELL US ABOUT THAT SWITCH . . .

A. Higher interest rates dramatically curtailed prepayment activity. So I sold most of the fund's stake in 15-year Fannie Maes, reduced its stake in seasoned securities and focused instead on securities that offered better yields. In particular, I added 30-year 7% Freddie Mac and Fannie Mae securities.

Q. AND HOW DID THAT STRATEGY WORK OUT?

A. Unusually light demand caused Fannie Mae and Freddie Mac securities to lag their Ginnie Mae counterparts over the past couple months. But I continued to hold onto Fannie Mae and Freddie Mac securities because I believe that they will outperform Ginnie Maes over time. Furthermore, I wanted to position the fund to benefit from potential outperformance of Fannie Mae and Freddie Mac securities once demand returns to more normal levels.

Q. WHAT'S YOUR OUTLOOK?

A. I think that the mortgage securities market offers some very attractive values at current levels. Even though prepayment activity has slowed dramatically, many bonds are priced as if prepayments are still a way of life. In other words, investors are getting compensated
- in the form of relatively high yields - for taking on a risk that's declined significantly in the current environment. To get the prepayment engine going again would, by my calculations, require rates to dip well below where they were a year ago. Given that outlook, I believe that the best values to be found are in bonds that offer relatively high yields, which I plan to continue searching for and holding.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER AND DO NOT NECESSARILY REPRESENT THE VIEWS OF FIDELITY OR ANY OTHER PERSON IN THE FIDELITY ORGANIZATION. ANY SUCH VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS AND FIDELITY DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR A FIDELITY FUND ARE BASED ON NUMEROUS FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY FIDELITY FUND.

(checkmark)FUND FACTS

GOAL: seeks a high level of
current income, consistent
with prudent investment risk.
In seeking current income,
the fund may also consider
the potential for capital gain.

START DATE: December 31, 1984

SIZE: as of October 31, 1999,
more than $473 million

MANAGER: Tom Silvia, since
1997; joined Fidelity in
1993

TOM SILVIA ON MORTGAGE
PREPAYMENT ACTIVITY:

"Falling interest rates weighed
heavily on mortgage securities
during the past year because, as
rates declined, the rate of
mortgage prepayment
accelerated. But an analysis of
more current data shows
definitive signs that prepayment
activity has slowed in response to
higher interest rates. The MBA
Refinancing Index - one of the
most widely watched barometers
of prepayment activity - rose to a
record high of 4400 in late 1998, 44
times higher than the base
reading of 100 in 1990. During the
past year, the largest one-month
volume of mortgages issued
peaked at $80 billion.

"But rising interest rates have
dramatically curtailed
prepayment activity. At the end of
October, the MBA refinancing
activity dropped to 416, a level 10
times off its peak earlier in the
year. Also, the one-month volume
of mortgages dropped to $25
billion. Given that mortgage rates
hovered around 8% at the end of
the period, volume is likely to
decline further through the winter
months."

INVESTMENT CHANGES


COUPON DISTRIBUTION AS OF
OCTOBER 31, 1999

                           % OF FUND'S INVESTMENTS  % OF FUND'S INVESTMENTS  6
                                                    MONTHS AGO

Less than 6%                0.5                      3.1

6 - 6.99%                   47.0                     45.7

7 - 7.99%                   36.4                     23.3

8 - 8.99%                   7.8                      8.4

9 - 9.99%                   3.8                      5.1

10% and over                3.1                      3.0

COUPON DISTRIBUTION SHOWS THE RANGE OF STATED INTEREST RATES ON THE FUND'S INVESTMENTS, EXCLUDING SHORT-TERM INVESTMENTS.

AVERAGE YEARS TO MATURITY AS
OF OCTOBER 31, 1999

                                     6 MONTHS AGO

Years                          8.0   5.2

AVERAGE YEARS TO MATURITY IS BASED ON THE AVERAGE TIME REMAINING UNTIL PRINCIPAL PAYMENTS ARE EXPECTED FROM EACH OF THE FUND'S BONDS,
WEIGHTED BY DOLLAR AMOUNT.

DURATION AS OF OCTOBER 31, 1999

                                        6 MONTHS AGO

Years                             4.7   3.5

DURATION SHOWS HOW MUCH A BOND FUND'S PRICE FLUCTUATES WITH CHANGES IN COMPARABLE INTEREST RATES. IF RATES RISE 1%, FOR EXAMPLE, A FUND WITH A FIVE-YEAR DURATION IS LIKELY TO LOSE ABOUT 5% OF ITS VALUE. OTHER FACTORS ALSO CAN INFLUENCE A BOND FUND'S PERFORMANCE AND SHARE PRICE. ACCORDINGLY, A BOND FUND'S ACTUAL PERFORMANCE MAY DIFFER FROM THIS EXAMPLE.

ASSET ALLOCATION (% OF FUND'S
NET ASSETS)

AS OF OCTOBER 31, 1999                                       AS OF APRIL 30, 1999

Mortgage  Securities            76.9%                        Mortgage  Securities            88.4%

CMOs and Other Mortgage                                      CMOs and Other Mortgage
Related Securities              21.0%                        Related Securities              17.8%

Short-Term Investments  and                                  Short-Term Investments  and
Net  Other Assets                2.1%                        Net  Other Assets               (6.2%)*

Row: 1, Col: 1, Value: 76.90000000000001                     Row: 1, Col: 1, Value: 88.40000000000001
Row: 1, Col: 2, Value: nil                                   Row: 1, Col: 2, Value: nil
Row: 1, Col: 3, Value: nil                                   Row: 1, Col: 3, Value: nil
Row: 1, Col: 4, Value: 21.0                                  Row: 1, Col: 4, Value: 17.8
Row: 1, Col: 5, Value: 0.0                                   Row: 1, Col: 5, Value: nil
Row: 1, Col: 6, Value: 0.0                                   Row: 1, Col: 6, Value: 0.0
Row: 1, Col: 7, Value: nil                                   Row: 1, Col: 7, Value: 0.0
Row: 1, Col: 8, Value: 2.1                                   Row: 1, Col: 8, Value: 0.0



* SHORT-TERM INVESTMENTS AND NET OTHER ASSETS ARE NOT INCLUDED IN THE
PIE CHART.

PRIOR TO THIS REPORT, CERTAIN INFORMATION RELATED TO PORTFOLIO
HOLDINGS WAS STATED AS A PERCENTAGE OF THE FUND'S INVESTMENTS.


INVESTMENTS OCTOBER 31, 1999

Showing Percentage of Net Assets



U.S. GOVERNMENT AGENCY -
MORTGAGE SECURITIES - 76.9%

                                   PRINCIPAL AMOUNT                VALUE (NOTE 1)

FANNIE MAE - 51.9%

6% 10/1/28 to 7/1/29               $ 10,562,669                    $ 9,855,604

6.5% 9/1/10 to 6/1/29               132,830,766                     127,377,345

7% 3/1/19 to 9/1/29                 75,047,423                      73,758,602

7.5% 3/1/22 to 10/1/28              4,689,610                       4,710,832

8% 1/1/07 to 11/1/29                17,960,269                      18,296,623

8.25% 1/1/13                        76,806                          79,103

8.5% 6/1/16 to 11/1/23              3,657,034                       3,794,939

8.75% 11/1/08 to 7/1/09             159,649                         164,842

9% 1/1/08 to 2/1/13                 583,645                         605,628

9.5% 5/1/03 to 8/1/22               4,609,873                       4,793,726

11% 12/1/02 to 8/1/10               1,270,775                       1,375,576

12.25% 5/1/13 to 6/1/15             153,672                         172,878

12.5% 11/1/14 to 3/1/16             329,243                         371,774

12.75% 2/1/14 to 6/1/15             62,841                          70,092

13.5% 9/1/13 to 12/1/14             133,209                         153,857

14% 11/1/14                         41,740                          48,627

                                                                    245,630,048

FREDDIE MAC - 12.4%

5% 7/1/10                           2,374,483                       2,199,366

6% 2/1/29 to 7/1/29                 4,949,597                       4,618,569

6.5% 1/1/24 to 9/1/24               22,191,188                      21,477,363

7% 7/1/29 to 9/1/29                 12,973,281                      12,746,249

7.5% 6/1/26 to 8/1/28               3,111,718                       3,125,486

8% 10/1/07 to 4/1/21                661,472                         672,159

8.5% 11/1/03 to 1/1/20              1,587,836                       1,639,793

9% 9/1/08 to 5/1/21                 6,990,523                       7,310,029

10% 1/1/09 to 5/1/19                1,177,016                       1,246,705

10.5% 8/1/10 to 12/1/20             1,272,823                       1,377,494

11.5% 4/1/12                        65,071                          71,350

12.25% 6/1/14 to 7/1/15             161,355                         181,852

12.5% 5/1/12 to 12/1/14             644,783                         724,276

12.75% 6/1/05 to 3/1/15             64,868                          71,157

13% 1/1/11 to 6/1/15                1,049,360                       1,200,158

                                                                    58,662,006

GOVERNMENT NATIONAL MORTGAGE
ASSOCIATION - 12.6%

6.5% 5/15/28 to 1/15/29             4,296,716                       4,106,028

7% 5/15/23 to 6/15/29               18,186,168                      17,845,777

7.5% 7/15/05 to 9/15/27             14,743,215                      14,867,495

8% 4/15/02 to 12/15/25              9,621,294                       9,839,359

U.S. GOVERNMENT AGENCY -
MORTGAGE SECURITIES -
CONTINUED

                                   PRINCIPAL AMOUNT                VALUE (NOTE 1)

GOVERNMENT NATIONAL MORTGAGE
ASSOCIATION - CONTINUED

8.5% 7/15/16 to 6/15/18            $ 1,950,831                     $ 2,036,256

9% 9/20/16 to 4/20/18               66,797                          70,198

9.5% 6/15/09 to 12/15/24            3,175,696                       3,365,633

10% 12/15/17 to 1/15/26             4,876,056                       5,332,643

10.5% 8/15/00 to 2/20/18            727,758                         783,752

11% 1/15/10 to 9/15/19              1,300,473                       1,448,626

11.5% 10/15/10                      24,927                          27,740

13% 10/15/13                        58,637                          67,689

13.5% 7/15/11 to 10/15/14           62,056                          71,790

                                                                    59,862,986

TOTAL U.S. GOVERNMENT AGENCY                                        364,155,040
- MORTGAGE SECURITIES
(Cost $369,673,468)

COLLATERALIZED MORTGAGE
OBLIGATIONS - 4.3%



U.S. GOVERNMENT AGENCY - 4.3%

Fannie Mae REMIC Pass Through       10,000,000                      9,237,500
Trust Series 1999-51 Class
LK, 6.5% 8/25/29

Fanniemae Whole Loan 6.5%           10,049,260                      9,185,652
2/25/29

Freddie Mac planned                 1,757,086                       1,818,585
amortization class Series 70
 Class C, 9% 9/15/20

TOTAL COLLATERALIZED MORTGAGE                                       20,241,737
OBLIGATIONS
(Cost $20,048,497)

COMMERCIAL MORTGAGE
SECURITIES - 16.7%



ACP Mortgage LP Series 1            2,320,648                       2,058,647
Class E, 6.8464% 2/28/28
(a)(b)

Bankers Trust II Series             5,000,000                       4,987,500
1999-S1A Class D, 7.5488%
2/28/14 (a)(b)

Bankers Trust REMIC Trust           4,000,000                       4,006,250
Series 1998-S1A Class F,
7.38% 11/28/02 (b)

CBM Funding Corp. sequential        2,300,000                       2,269,094
pay Series 1996-1  Class
A-3PI, 7.08% 11/1/07

CS First Boston Mortgage            2,000,000                       1,808,125
Securities Corp. Series 1997
C2 Class D, 7.27% 1/17/35

Deutsche Mortgage & Asset           10,200,000                      9,052,500
Receiving Corp.  Series
1998-C1 Class D, 7.231%
7/15/12

Federal Deposit Insurance           3,498,052                       3,488,761
Corp. REMIC Trust sequential
pay Series 1996-C1 Class 1A,
6.75% 7/25/26

COMMERCIAL MORTGAGE
SECURITIES - CONTINUED

                                   PRINCIPAL AMOUNT                VALUE (NOTE 1)

GS Mortgage Securities Corp.
II:

Series 1998-GLII Class E,          $ 1,600,000                     $ 1,366,624
7.1905% 4/13/31 (a)(b)

Series 1999-GSFL II Class F,        4,500,000                       4,440,240
7.6634% 11/13/13 (a)(b)

Nomura Asset Securities Corp.       15,000,000                      13,139,063
Series 1998-D6  Class A-4,
7.3506% 3/17/28 (b)

Nomura Depositor Trust
floater Series 1998-ST1A:

Class A-4, 6.3063% 2/15/34          7,900,000                       7,484,016
(a)(b)

Class A-5, 6.6563% 2/15/34          5,278,196                       4,944,185
(a)(b)

Structured Asset Securities         3,192,522                       2,929,638
Corp. Series 1992-M1  Class
C, 7.05% 11/25/02

Thirteen Affiliates of              18,200,000                      17,218,656
General Growth Properties,
Inc. Series 1 Class D-1,
6.917% 12/15/07 (a)

TOTAL COMMERCIAL MORTGAGE                                           79,193,299
SECURITIES
(Cost $83,897,322)


CASH EQUIVALENTS - 1.5%

                              MATURITY AMOUNT

Investments in repurchase     $ 6,942,082                      6,939,000
agreements (U.S. Government
obligations), in a joint
trading account at 5.33%,
dated 10/29/99 due 11/1/99
(Cost $6,939,000)

TOTAL INVESTMENT PORTFOLIO -                                   470,529,076
99.4%  (Cost $480,558,287)

NET OTHER ASSETS - 0.6%                                        2,974,520

NET ASSETS - 100%                                            $ 473,503,596

LEGEND

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $42,499,868 or 9.0% of net assets.

(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

INCOME TAX INFORMATION

At October 31, 1999, the aggregate cost of investment securities for income tax purposes was $480,637,465. Net unrealized depreciation aggregated $10,108,389, of which $2,596,741 related to appreciated investment securities and $12,705,130 related to depreciated investment securities.

The fund hereby designates approximately $4,617,000 as a capital gain dividend for the purpose of the dividend paid deduction.

At October 31, 1999, the fund had a capital loss carryforward of approximately $5,050,000, all of which will expire on October 31, 2007.

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
                                         OCTOBER 31, 1999

ASSETS

Investment in securities, at                $ 470,529,076
value (including repurchase
agreements of $6,939,000)
(cost $480,558,287) -  See
accompanying schedule

Receivable for investments                   9,473,896
sold

Receivable for fund shares                   160,026
sold

Interest receivable                          2,668,553

 TOTAL ASSETS                                482,831,551

LIABILITIES

Payable to custodian bank       $ 30,761

Payable for investments          8,124,926
purchased

Payable for fund shares          422,322
redeemed

Distributions payable            415,052

Accrued management fee           166,857

Distribution fees payable        20,453

Other payables and accrued       147,584
expenses

 TOTAL LIABILITIES                           9,327,955

NET ASSETS                                  $ 473,503,596

Net Assets consist of:

Paid in capital                             $ 486,801,066

Undistributed net investment                 1,901,973
income

Accumulated undistributed net                (5,170,232)
realized gain (loss)  on
investments

Net unrealized appreciation                  (10,029,211)
(depreciation) on investments

NET ASSETS                                  $ 473,503,596

STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                         OCTOBER 31, 1999

CALCULATION OF MAXIMUM             $10.48
OFFERING PRICE CLASS A: NET
ASSET VALUE and redemption
price per share
($3,090,255 (divided by)
294,996 shares)

Maximum offering price per         $11.00
share (100/95.25 of $10.48)

CLASS T: NET ASSET VALUE and       $10.48
redemption price per share
($29,051,750 (divided by)
2,771,642 shares)

Maximum offering price per         $10.86
share (100/96.50 of $10.48)

CLASS B: NET ASSET VALUE and       $10.48
offering price per share
($19,101,218 (divided by)
1,823,400 shares)  A

INITIAL CLASS: NET ASSET           $10.49
VALUE, offering price and
redemption price   per share
($406,838,729 (divided by)
38,797,891 shares)

INSTITUTIONAL CLASS: NET           $10.47
ASSET VALUE, offering price
and redemption price   per
share ($15,421,644 (divided
by) 1,473,289 shares)

A REDEMPTION PRICE PER SHARE IS EQUAL TO NET ASSET VALUE LESS ANY
APPLICABLE CONTINGENT DEFERRED SALES CHARGE.

STATEMENT OF OPERATIONS
                                YEAR ENDED OCTOBER 31, 1999

INVESTMENT INCOME                              $ 34,267,086
Interest

EXPENSES

Management fee                  $ 2,110,419

Transfer agent fees              937,977

Distribution fees                190,306

Accounting fees and expenses     161,159

Non-interested trustees'         1,708
compensation

Custodian fees and expenses      91,213

Registration fees                91,994

Audit                            54,626

Legal                            15,537

Miscellaneous                    345

 Total expenses before           3,655,284
reductions

 Expense reductions              (27,083)       3,628,201

NET INVESTMENT INCOME                           30,638,885

REALIZED AND UNREALIZED GAIN
(LOSS)
Net realized gain (loss) on:

 Investment securities           (6,155,525)

 Futures contracts               534,939        (5,620,586)

Change in net unrealized
appreciation (depreciation)
on:

 Investment securities           (10,123,506)

 Futures contracts               115,853

 Delayed delivery commitments    (183,312)      (10,190,965)

NET GAIN (LOSS)                                 (15,811,551)

NET INCREASE (DECREASE) IN                     $ 14,827,334
NET ASSETS RESULTING  FROM
OPERATIONS

STATEMENT OF CHANGES IN NET ASSETS

                               YEAR ENDED OCTOBER 31, 1999  YEAR ENDED OCTOBER 31, 1998

INCREASE (DECREASE) IN NET
ASSETS

Operations Net investment      $ 30,638,885                 $ 32,333,262
income

 Net realized gain (loss)       (5,620,586)                  8,605,529

 Change in net unrealized       (10,190,965)                 (11,641,361)
appreciation (depreciation)

 NET INCREASE (DECREASE) IN     14,827,334                   29,297,430
NET ASSETS RESULTING  FROM
OPERATIONS

Distributions to shareholders   (30,183,549)                 (30,575,427)
From net investment income

 From net realized gain         (6,924,572)                  (1,430,037)

 TOTAL DISTRIBUTIONS            (37,108,121)                 (32,005,464)

Share transactions - net        (14,273,306)                 (19,139,888)
increase (decrease)

  TOTAL INCREASE (DECREASE)     (36,554,093)                 (21,847,922)
IN NET ASSETS

NET ASSETS

 Beginning of period            510,057,689                  531,905,611

 End of period (including      $ 473,503,596                $ 510,057,689
undistributed net investment
income of $1,901,973 and
$1,699,376, respectively)


FINANCIAL HIGHLIGHTS - CLASS A

YEARS ENDED OCTOBER 31,          1999      1998      1997 G      1997 F

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 10.960  $ 11.020  $ 11.050    $ 10.830
period

Income from Investment
Operations

Net investment income D           .646      .669      .170        .268

Net realized and unrealized       (.336)    (.061)    .048        .224
gain (loss)

Total from investment             .310      .608      .218        .492
operations

Less Distributions

From net investment income        (.640)    (.638)    (.168)      (.272)

From net realized gain            (.150)    (.030)    (.080)      -

Total distributions               (.790)    (.668)    (.248)      (.272)

Net asset value, end of period   $ 10.480  $ 10.960  $ 11.020    $ 11.050

TOTAL RETURN B, C                 2.93%     5.65%     2.00%       4.61%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 3,090   $ 1,865   $ 1,648     $ 1,586
(000 omitted)

Ratio of expenses to average      .90% E    .90% E    .90% A, E   .90% A, E
net assets

Ratio of net investment           6.09%     6.01%     6.18% A     6.09% A
income to average  net assets

Portfolio turnover rate           183%      262%      125% A      149%

A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
F FOR THE PERIOD MARCH 3, 1997 (COMMENCEMENT OF SALE OF CLASS A SHARES) TO JULY 31, 1997
G THREE MONTHS ENDED OCTOBER 31

FINANCIAL HIGHLIGHTS - CLASS T

YEARS ENDED OCTOBER 31,          1999      1998      1997 G       1997 F

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 10.960  $ 11.020  $ 11.050     $ 10.830
period

Income from Investment
Operations

Net investment income D           .637      .665      .167         .255

Net realized and unrealized       (.338)    (.063)    .048         .233
gain (loss)

Total from investment             .299      .602      .215         .488
operations

Less Distributions

From net investment income        (.629)    (.632)    (.165)       (.268)

From net realized gain            (.150)    (.030)    (.080)       -

Total distributions               (.779)    (.662)    (.245)       (.268)

Net asset value, end of period   $ 10.480  $ 10.960  $ 11.020     $ 11.050

TOTAL RETURN B, C                 2.82%     5.60%     1.98%        4.57%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 29,052  $ 19,103  $ 14,649     $ 12,193
(000 omitted)

Ratio of expenses to average      1.00% E   1.00% E   1.00% A, E   1.00% A, E
net assets

Ratio of net investment           5.99%     6.05%     6.10% A      5.99% A
income to average  net assets

Portfolio turnover rate           183%      262%      125% A       149%


A ANNUALIZED
B TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
F FOR THE PERIOD MARCH 3, 1997 (COMMENCEMENT OF SALE OF CLASS T SHARES) TO JULY 31, 1997
G THREE MONTHS ENDED OCTOBER 31

FINANCIAL HIGHLIGHTS - CLASS B

YEARS ENDED OCTOBER 31,          1999      1998      1997 G       1997 F

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 10.950  $ 11.020  $ 11.040     $ 10.830
period

Income from Investment
Operations

Net investment income D           .567      .584      .142         .234

Net realized and unrealized       (.324)    (.064)    .065         .214
gain (loss)

Total from investment             .243      .520      .207         .448
operations

Less Distributions

From net investment income        (.563)    (.560)    (.147)       (.238)

From net realized gain            (.150)    (.030)    (.080)       -

Total distributions               (.713)    (.590)    (.227)       (.238)

Net asset value, end of period   $ 10.480  $ 10.950  $ 11.020     $ 11.040

TOTAL RETURN B, C                 2.29%     4.82%     1.90%        4.20%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 19,101  $ 7,840   $ 1,587      $ 823
(000 omitted)

Ratio of expenses to average      1.62%     1.65% E   1.65% A, E   1.65% A, E
net assets

Ratio of net investment           5.37%     5.37%     5.32% A      5.34% A
income to average  net assets

Portfolio turnover rate           183%      262%      125% A       149%


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
F FOR THE PERIOD MARCH 3, 1997 (COMMENCEMENT OF SALE OF CLASS B SHARES) TO JULY 31, 1997
G THREE MONTHS ENDED OCTOBER 31

FINANCIAL HIGHLIGHTS - INITIAL CLASS

YEARS ENDED OCTOBER 31,         1999       1998       1997 F     1997  G    1996 G     1995 G

SELECTED PER-SHARE DATA

Net asset value, beginning of   $ 10.970   $ 11.020   $ 11.050   $ 10.780   $ 10.890   $ 10.580
period

Income from Investment
Operations

Net investment income            .674 D     .700 D     .176 D     .678 D     .729       .772

Net realized and  unrealized     (.342)     (.056)     .047       .391       (.015)     .325
gain (loss)

Total from investment            .332       .644       .223       1.069      .714       1.097
operations

Less Distributions

From net  investment income      (.662)     (.664)     (.173)     (.689)     (.724)     (.737)

From net realized gain           (.150)     (.030)     (.080)     (.110)     (.100)     -

In excess of net  realized       -          -          -          -          -          (.050)
gain

Total distributions              (.812)     (.694)     (.253)     (.799)     (.824)     (.787)

Net asset value,  end of        $ 10.490   $ 10.970   $ 11.020   $ 11.050   $ 10.780   $ 10.890
period

TOTAL RETURN B, C                3.14%      5.99%      2.05%      10.34%     6.72%      10.88%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period       $ 406,839  $ 459,212  $ 494,304  $ 506,113  $ 488,162  $ 416,241
(000 omitted)

Ratio of expenses to average     .70%       .71%       .72% A     .73%       .74%       .77%
net assets

Ratio of expenses to average     .70%       .71%       .72% A     .73%       .73% E     .77%
net assets after expense
reductions

Ratio of net investment          6.29%      6.34%      6.36% A    6.26%      6.75%      7.37%
income to average  net assets

Portfolio turnover rate          183%       262%       125% A     149%       221%       329%


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.
F THREE MONTHS ENDED OCTOBER 31
G YEAR ENDED JULY 31

FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS

YEARS ENDED OCTOBER 31,          1999      1998      1997 H      1997 G

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 10.950  $ 11.010  $ 11.040    $ 10.830
period

Income from Investment
Operations

Net investment income D           .669      .693      .172        .263

Net realized and unrealized       (.343)    (.063)    .050        .226
gain (loss)

Total from investment             .326      .630      .222        .489
operations

Less Distributions

From net investment income        (.656)    (.660)    (.172)      (.279)

From net realized gain            (.150)    (.030)    (.080)      -

Total distributions               (.806)    (.690)    (.252)      (.279)

Net asset value, end of period   $ 10.470  $ 10.950  $ 11.010    $ 11.040

TOTAL RETURN B, C                 3.09%     5.86%     2.05%       4.59%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 15,422  $ 22,038  $ 19,718    $ 13,177
(000 omitted)

Ratio of expenses to average      .75% E    .75% E    .75% A, E   .75% A, E
net assets

Ratio of expenses to average      .75%      .75%      .75% A      .70% A, F
net assets after expense
reductions

Ratio of net investment           6.24%     6.30%     6.35% A     6.29% A
income to average  net assets

Portfolio turnover rate           183%      262%      125% A      149%

A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
F FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.
G FOR THE PERIOD MARCH 3, 1997 (COMMENCEMENT OF SALE OF INSTITUTIONAL CLASS SHARES) TO JULY 31, 1997
H THREE MONTHS ENDED OCTOBER 31

NOTES TO FINANCIAL STATEMENTS
For the period ended October 31, 1999


1. SIGNIFICANT ACCOUNTING POLICIES.

Fidelity Advisor Mortgage Securities Fund (the fund) is a fund of Fidelity Advisor Series II (the trust) (formerly a fund of Fidelity Income Fund) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Initial Class, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Interest income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, and certain other class-specific fees, expenses, and expense reductions.

The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

SECURITY VALUATION. Securities are valued based upon a computerized matrix system and/or appraisals by a pricing service, both of which consider market transactions and dealer-supplied valuations. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.

INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

INVESTMENT INCOME. Interest income, which includes accretion of original issue discount, is accrued as earned.

EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

DISTRIBUTIONS TO SHAREHOLDERS. Distributions are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.

1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

DISTRIBUTIONS TO SHAREHOLDERS - CONTINUED

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for paydown gains/losses on certain securities, futures transactions, capital loss carryforwards and losses deferred due to wash sales.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. OPERATING POLICIES.

JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

DELAYED DELIVERY TRANSACTIONS. The fund may purchase or sell securities on a delayed delivery basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The fund may receive compensation for interest forgone in the purchase of a delayed delivery security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

2. OPERATING POLICIES - CONTINUED

FUTURES CONTRACTS. The fund may use futures contracts to manage its exposure to the bond market and to fluctuations in interest rates. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, the fund had no investments in restricted securities (excluding 144A issues).

3. PURCHASES AND SALES OF INVESTMENTS.

Purchases and sales of securities, other than short-term securities, aggregated $875,693,626 and $942,195,101, respectively, of which U.S. government and government agency obligations aggregated $853,484,094 and $932,362,579, respectively.

The market value of futures contracts opened and closed during the period amounted to $29,995,764 and $39,662,629, respectively.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.

MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .0920% to .3700% for the period. The annual individual fund fee rate is .30%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annual rate of .43% of average net assets.

SUB-ADVISER FEE. FMR, on behalf of the fund, has entered into a sub-advisory agreement with Fidelity Investments Money Management, Inc. (FIMM), a wholly owned subsidiary of FMR. For its services, FIMM receives a fee from FMR of 50% of the management fee payable to FMR. The fee is paid prior to any voluntary expense reimbursements which may be in effect.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Board of Trustees has adopted separate distribution plans with respect to each class of shares (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a distribution and service fee. A portion of this fee may be reallowed to securities dealers, banks and other financial institutions for the distribution of each class of shares and providing shareholder support services. For the period, this fee was based on the following annual rates of the average net assets of each applicable class:

CLASS A    .15%

CLASS T    .25%

CLASS B    .90%*

* .65% REPRESENTS A DISTRIBUTION FEE AND .25% REPRESENTS A SHAREHOLDER SERVICE FEE.

For the period, each class paid FDC the following amounts, a portion of which was retained by FDC:

          PAID TO FDC  RETAINED BY FDC

CLASS A   $ 3,865      $ 146

CLASS T    61,872       4,924

CLASS B    124,569      89,966

          $ 190,306    $ 95,036

SALES LOAD. FDC receives a front-end sales charge of up to 4.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class B share redemptions occurring within six years of purchase. The Class B charge is based on declining rates ranging from 5% to 1% of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. In addition, purchases of Class A and Class T shares that were subject to a finder's fee bear a contingent deferred sales charge on assets that do not remain in the fund for at least one year. The Class A and Class T contingent deferred sales charge is based on 0.25% of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. A portion of the sales charges paid to FDC is paid to securities dealers, banks and other financial institutions.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

SALES LOAD - CONTINUED

For the period, sales charge amounts paid to and retained by FDC were as follows:

          PAID TO FDC  RETAINED BY FDC

CLASS A   $ 29,751     $ 10,398

CLASS T    74,991       27,421

CLASS B    68,549       68,549*

          $ 173,291    $ 106,368

* WHEN CLASS B SHARES ARE INITIALLY SOLD, FDC PAYS COMMISSIONS FROM ITS OWN RESOURCES TO SECURITIES DEALERS,
 BANKS, AND OTHER FINANCIAL INSTITUTIONS THROUGH WHICH THE SALES ARE
MADE.

TRANSFER AGENT FEES. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent (collectively referred to as the transfer agent) for the fund's Class A, Class T, Class B, and Institutional Class. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the transfer agent for the Initial Class. FIIOC and FSC receive account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC and FSC pay for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC or FSC:

                       AMOUNT     % OF AVERAGE NET ASSETS

CLASS A                $ 8,236    .32

CLASS T                 72,011    .29

CLASS B                 28,891    .21

INITIAL CLASS           785,661   .18

INSTITUTIONAL CLASS     43,178    .24

                       $ 937,977

ACCOUNTING FEES. FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

5. EXPENSE REDUCTIONS.

FMR voluntarily agreed to reimburse operating expenses (excluding interest, taxes, certain securities lending fees, brokerage commissions and extraordinary expenses, if any) above the following annual rates or range of annual rates of average net assets for each of the following classes:

                      FMR EXPENSE LIMITATIONS  REIMBURSEMENT

CLASS A               .90%                     $ 2,125

CLASS T               1.00%                     13,483

INSTITUTIONAL CLASS   .75%                      454

                                               $ 16,062

In addition, through an arrangement with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of expenses. During the period, the fund's custodian fees were reduced by $11,021 under the custodian arrangement.

6. DISTRIBUTIONS TO SHAREHOLDERS.

Distributions to shareholders of each class were as follows:

                            YEAR ENDED OCTOBER 31,

                            1999                    1998

FROM NET INVESTMENT INCOME

Class A                     $ 153,223               $ 47,643

Class T                      1,450,107               835,552

Class B                      724,614                 198,305

Initial Class                26,727,640              28,222,031

Institutional Class          1,127,965               1,271,896

Total                       $ 30,183,549            $ 30,575,427

FROM NET REALIZED GAIN

Class A                     $ 26,293                $ 4,543

Class T                      278,709                 41,653

Class B                      132,050                 4,898

Initial Class                6,182,269               1,324,784

Institutional Class          305,251                 54,159

Total                       $ 6,924,572             $ 1,430,037

Total  Distributions        $ 37,108,121            $ 32,005,464

7. SHARE TRANSACTIONS.

Transactions for each class of shares for the periods are as follows:

                            SHARES                                          DOLLARS

                            YEAR ENDED OCTOBER 31,  YEAR ENDED OCTOBER 31,  YEAR ENDED OCTOBER 31,  YEAR ENDED OCTOBER 31,

                            1999                    1998                    1999                    1998



CLASS A Shares sold          233,326                 191,569                $ 2,488,784             $ 2,113,314

Reinvestment of
distributions                11,952                  3,475                   127,329                 38,300

Shares redeemed              (120,472)               (174,371)               (1,280,382)             (1,919,263)

Net increase (decrease)      124,806                 20,673                 $ 1,335,731             $ 232,351

CLASS T Shares sold          2,003,369               1,214,468              $ 21,386,352            $ 13,402,368

Reinvestment of
distributions                148,336                 72,903                  1,582,559               803,861

Shares redeemed              (1,122,570)             (874,013)               (11,947,707)            (9,643,136)

Net increase (decrease)      1,029,135               413,358                $ 11,021,204            $ 4,563,093

CLASS B Shares sold          1,505,268               623,528                $ 16,049,817            $ 6,874,797

Reinvestment of
distributions                63,855                  14,736                  679,689                 162,453

Shares redeemed              (461,420)               (66,613)                (4,891,488)             (734,102)

Net increase (decrease)      1,107,703               571,651                $ 11,838,018            $ 6,303,148

INITIAL CLASS Shares sold    3,914,002               5,885,198              $ 41,964,545            $ 64,970,201

Reinvestment of
distributions                2,515,203               2,196,325               26,913,754              24,230,109

Shares redeemed              (9,502,966)             (11,046,014)            (101,601,425)           (121,871,170)

Net increase (decrease)      (3,073,761)             (2,964,491)            $ (32,723,126)          $ (32,670,860)

INSTITUTIONAL CLASS Shares   667,600                 1,131,767              $ 7,141,162             $ 12,463,547
sold

Reinvestment of
distributions                70,535                  61,639                  754,625                 679,028

Shares redeemed              (1,277,677)             (971,330)               (13,640,920)            (10,710,195)

Net increase (decrease)      (539,542)               222,076                $ (5,745,133)           $ 2,432,380


REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees of Fidelity Advisor Series II and the Shareholders of Fidelity Advisor Mortgage Securities Fund (formerly a fund of Fidelity Income Fund):

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Advisor Mortgage Securities Fund (a fund of Fidelity Advisor Series II, formerly a fund of Fidelity Income Fund) at October 31, 1999, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Advisor Mortgage Securities Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 1999 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

/s/PricewaterhouseCoopers LLP
PricewaterhouseCoopers LLP

Boston, Massachusetts
December 8, 1999

DISTRIBUTIONS


The fund hereby designates 100% of the long-term capital gain dividends distributed during the fiscal year as 20%-rate capital gain dividends.

The fund will notify shareholders in January 2000 of amounts for use in preparing 1999 income tax returns.







INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA

INVESTMENT SUB-ADVISERS
Fidelity Investment Money
Management (FIMM) Inc., Merrimack, NH
Fidelity Management & Research
(U.K.) Inc., London, England
Fidelity Management & Research
(Far East) Inc., Tokyo, Japan

OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Fred L. Henning, Jr., Vice President
Dwight D. Churchill, Vice President
Thomas J. Silvia, Vice President
Stanley N. Griffith, Assistant Vice President
Eric D. Roiter, Secretary
Richard A. Silver, Treasurer
Matthew N. Karstetter, Deputy Treasurer
John H. Costello, Assistant Treasurer
Thomas J. Simpson, Assistant Treasurer

BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *

* INDEPENDENT TRUSTEES

ADVISORY BOARD
J. Gary Burkhead
Abigail P. Johnson
Ned C. Lautenbach

GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA

TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

CUSTODIAN
The Bank of New York
New York, NY

FOCUS FUNDS
Fidelity Advisor Consumer
Industries Fund
Fidelity Advisor Cyclical
Industries Fund
Fidelity Advisor Financial
Services Fund
Fidelity Advisor Health Care Fund
Fidelity Advisor Natural
Resources Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Utilities Growth Fund

GROWTH FUNDS
Fidelity Advisor Latin America Fund
Fidelity Advisor Emerging Asia Fund
Fidelity Advisor Japan Fund
Fidelity Advisor Europe Capital Appreciation Fund
Fidelity Advisor International
Capital Appreciation Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Diversified International Fund
Fidelity Advisor Global Equity Fund
Fidelity Advisor TechnoQuant(registered trademark)
Growth Fund
Fidelity Advisor Small Cap Fund
Fidelity Advisor Value Strategies Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Retirement Growth Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Large Cap Fund
Fidelity Advisor Dividend Growth Fund
Fidelity Advisor Growth
Opportunities Fund

AMOR-ANN-1299  88115
1.704047.102

GROWTH AND INCOME FUNDS
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund

TAXABLE INCOME FUNDS
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor High Yield Fund
Fidelity Advisor High Income Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Mortgage
Securities Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor Short Fixed-Income Fund

MUNICIPAL FUNDS
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Intermediate Municipal Income Fund

MONEY MARKET FUNDS
Prime Fund
Treasury Fund
Tax-Exempt Fund

(2_FIDELITY_LOGOS)(registered trademark)



FIDELITY(REGISTERED TRADEMARK) ADVISOR
MORTGAGE SECURITIES
FUND - CLASS A, CLASS T AND CLASS B

ANNUAL REPORT
OCTOBER 31, 1999

(2_FIDELITY_LOGOS)(registered trademark)

CONTENTS


PRESIDENT'S MESSAGE    3   Ned Johnson on investing
                           strategies.

PERFORMANCE            4   How the fund has done over
                           time.

FUND TALK              15  The manager's review of fund
                           performance, strategy and
                           outlook.

INVESTMENT CHANGES     18  A summary of major shifts in
                           the fund's investments over
                           the past six months.

INVESTMENTS            19  A complete list of the fund's
                           investments with their
                           market values.

FINANCIAL STATEMENTS   23  Statements of assets and
                           liabilities, operations, and
                           changes in net assets,  as
                           well as financial highlights.

NOTES                  32  Notes to the financial
                           statements.

REPORT OF INDEPENDENT  39  The auditors' opinion.
ACCOUNTANTS

DISTRIBUTIONS          40


Third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report is printed on recycled paper using soy-based inks.

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE
SUBMITTED FOR THE GENERAL
INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT
AUTHORIZED FOR DISTRIBUTION TO
PROSPECTIVE INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.

MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED
BY,
ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC,
FEDERAL
RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT
RISKS,
INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.

NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY ADVISOR FUND, INCLUDING CHARGES AND EXPENSES, CONTACT
YOUR INVESTMENT PROFESSIONAL FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR
SEND MONEY.

PRESIDENT'S MESSAGE


(PHOTO_OF_EDWARD_C_JOHNSON_3D)

DEAR SHAREHOLDER:

All major U.S. equity market indexes posted positive returns for the month of October, led by the technology-heavy NASDAQ Index, which climbed to a record high close during the month. Domestic bonds, however, turned in relatively flat performance, due in large part to lingering fears of a potential interest rate hike by the Federal Reserve Board, and its adoption of a tightening bias during the first week of the month.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.

An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.

If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

Remember to contact your investment professional if you need help with your investments.

Best regards,
Edward C. Johnson 3d

FIDELITY ADVISOR MORTGAGE SECURITIES FUND - CLASS A
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the class' income, as reflected in its yield, to measure performance. The initial offering of Class A shares took place on March 3, 1997. Class A shares bear a 0.15% 12b-1 fee. Returns prior to March 3, 1997 are those of Initial Class, the original class of the fund, which does not bear a 12b-1 fee. Had Class A shares' 12b-1 fee been reflected, returns prior to March 3, 1997 would have been lower. If Fidelity had not reimbursed certain class expenses, the total returns and dividends would have been lower.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED OCTOBER 31, 1999     PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY ADV MORTGAGE              2.93%        45.37%        111.27%
SECURITIES - CL A

FIDELITY ADV MORTGAGE              -1.96%       38.46%        101.23%
SECURITIES - CL A  (INCL.
4.75% SALES CHARGE)

LB Mortgage                        2.99%        47.77%        115.44%

US Mortgage Funds Average          1.65%        41.15%        98.62%

CUMULATIVE TOTAL RETURNS show Class A's performance in percentage terms over a set period - in this case, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class A's returns to the performance of the Lehman Brothers Mortgage-Backed Securities Index - a market value-weighted index of fixed-rate securities that represent interests in pools of mortgage loans with original terms of 15 and 30 years that are issued by the Government National Mortgage Association (GNMA), the Federal National Mortgage Association (FNMA), and the Federal Home Loan Mortgage Corp. (FHLMC), and balloon mortgages with fixed-rate coupons. To measure how Class A's performance stacked up against its peers, you can compare it to the U.S. mortgage funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past one year average represents a peer group of 65 mutual funds. These benchmarks reflect reinvestment of dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED OCTOBER 31, 1999   PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY ADV MORTGAGE            2.93%        7.77%         7.77%
SECURITIES - CL A

FIDELITY ADV MORTGAGE            -1.96%       6.73%         7.24%
SECURITIES - CL A   (INCL.
4.75% SALES CHARGE)

LB Mortgage                      2.99%        8.12%         7.98%

US Mortgage Funds Average        1.65%        7.12%         7.09%

AVERAGE ANNUAL TOTAL RETURNS take Class A shares' cumulative return and show you what would have happened if Class A had performed at a constant rate each year.

$10,000 OVER 10 YEARS
             FA Mortgage Sec -CL A       LB Mortgage Backed Secs
             00237                       LB006
  1989/10/31       9525.00                    10000.00
  1989/11/30       9616.79                    10108.36
  1989/12/31       9683.07                    10168.18
  1990/01/31       9593.86                    10097.08
  1990/02/28       9657.77                    10156.41
  1990/03/31       9665.36                    10181.42
  1990/04/30       9581.76                    10089.97
  1990/05/31       9860.32                    10403.04
  1990/06/30      10003.26                    10567.54
  1990/07/31      10148.64                    10750.92
  1990/08/31      10121.80                    10636.68
  1990/09/30      10175.83                    10723.95
  1990/10/31      10280.07                    10845.55
  1990/11/30      10505.02                    11072.81
  1990/12/31      10686.22                    11258.40
  1991/01/31      10797.11                    11429.52
  1991/02/28      10866.23                    11525.86
  1991/03/31      10939.32                    11604.31
  1991/04/30      11057.74                    11711.20
  1991/05/31      11115.23                    11814.17
  1991/06/30      11143.02                    11824.71
  1991/07/31      11303.08                    12024.76
  1991/08/31      11519.08                    12243.44
  1991/09/30      11698.91                    12472.91
  1991/10/31      11837.19                    12679.58
  1991/11/30      11909.56                    12771.51
  1991/12/31      12140.91                    13028.19
  1992/01/31      12082.51                    12877.67
  1992/02/29      12202.73                    12999.51
  1992/03/31      12118.40                    12916.65
  1992/04/30      12232.01                    13043.64
  1992/05/31      12433.91                    13278.74
  1992/06/30      12565.65                    13435.40
  1992/07/31      12544.08                    13552.83
  1992/08/31      12625.22                    13729.35
  1992/09/30      12704.48                    13836.23
  1992/10/31      12578.15                    13714.88
  1992/11/30      12638.94                    13757.78
  1992/12/31      12802.96                    13935.52
  1993/01/31      12919.77                    14118.66
  1993/02/28      13030.42                    14261.83
  1993/03/31      13115.51                    14348.37
  1993/04/30      13207.07                    14422.41
  1993/05/31      13246.18                    14504.54
  1993/06/30      13407.77                    14615.59
  1993/07/31      13481.47                    14673.94
  1993/08/31      13506.57                    14743.07
  1993/09/30      13536.08                    14755.82
  1993/10/31      13560.16                    14798.48
  1993/11/30      13531.81                    14769.55
  1993/12/31      13662.42                    14889.19
  1994/01/31      13788.24                    15036.77
  1994/02/28      13715.53                    14931.85
  1994/03/31      13560.09                    14543.03
  1994/04/30      13500.69                    14435.89
  1994/05/31      13615.62                    14493.01
  1994/06/30      13685.31                    14461.63
  1994/07/31      13904.08                    14751.16
  1994/08/31      13966.37                    14797.74
  1994/09/30      13814.99                    14587.15
  1994/10/31      13843.04                    14578.82
  1994/11/30      13829.23                    14533.22
  1994/12/31      13927.69                    14649.18
  1995/01/31      14191.01                    14962.74
  1995/02/28      14508.71                    15344.69
  1995/03/31      14570.28                    15417.01
  1995/04/30      14799.99                    15636.19
  1995/05/31      15265.66                    16129.20
  1995/06/30      15382.11                    16220.89
  1995/07/31      15417.05                    16248.84
  1995/08/31      15607.29                    16417.01
  1995/09/30      15768.63                    16561.41
  1995/10/31      15944.04                    16708.75
  1995/11/30      16120.57                    16899.73
  1995/12/31      16298.17                    17110.81
  1996/01/31      16431.60                    17239.76
  1996/02/29      16326.90                    17096.59
  1996/03/31      16267.67                    17034.81
  1996/04/30      16233.76                    16986.76
  1996/05/31      16170.91                    16937.24
  1996/06/30      16394.07                    17170.38
  1996/07/31      16452.62                    17233.39
  1996/08/31      16448.99                    17233.15
  1996/09/30      16709.31                    17521.70
  1996/10/31      17018.49                    17865.41
  1996/11/30      17281.42                    18121.11
  1996/12/31      17183.97                    18026.23
  1997/01/31      17291.51                    18160.09
  1997/02/28      17347.88                    18220.64
  1997/03/31      17182.41                    18049.03
  1997/04/30      17448.67                    18336.85
  1997/05/31      17618.52                    18516.30
  1997/06/30      17822.11                    18732.29
  1997/07/31      18141.63                    19085.32
  1997/08/31      18102.07                    19039.96
  1997/09/30      18312.31                    19281.44
  1997/10/31      18505.08                    19495.22
  1997/11/30      18564.16                    19559.21
  1997/12/31      18707.35                    19737.44
  1998/01/31      18895.85                    19933.81
  1998/02/28      18916.37                    19975.97
  1998/03/31      18975.45                    20060.55
  1998/04/30      19085.31                    20174.06
  1998/05/31      19211.24                    20308.16
  1998/06/30      19303.24                    20405.00
  1998/07/31      19377.16                    20508.46
  1998/08/31      19540.48                    20694.53
  1998/09/30      19721.93                    20944.35
  1998/10/31      19550.47                    20917.38
  1998/11/30      19695.29                    21021.57
  1998/12/31      19757.92                    21110.81
  1999/01/31      19865.39                    21261.09
  1999/02/28      19807.73                    21177.00
  1999/03/31      19952.67                    21319.22
  1999/04/30      20022.58                    21417.59
  1999/05/31      19946.56                    21297.87
  1999/06/30      19872.27                    21222.92
  1999/07/31      19761.29                    21078.94
  1999/08/31      19747.42                    21078.19
  1999/09/30      20038.54                    21420.32
  1999/10/29      20123.28                    21543.51
IMATRL PRASUN   SHR__CHT 19991031 19991110 093238 R00000000000123

$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Mortgage Securities Fund - Class A on October 31, 1989, and the current 4.75% sales charge was paid. As the chart shows, by October 31, 1999, the value of the investment would have grown to $20,123 - a 101.23% increase on the initial investment. For comparison, look at how the Lehman Brothers Mortgage-Backed Securities Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 would have grown to $21,544 - a 115.44% increase.

(checkmark)UNDERSTANDING
PERFORMANCE

How a fund did yesterday is
no guarantee of how it will do
tomorrow. Bond prices, for
example, generally move in the
opposite direction of interest
rates. In turn, the share price,
return and yield of a fund that
invests in bonds will vary. That
means if you sell your shares
during a market downturn, you
might lose money. But if you can
ride out the market's ups and
downs, you may have a gain.

TOTAL RETURN COMPONENTS

                 YEARS ENDED OCTOBER 31,        MARCH 3, 1997 (COMMENCEMENT
                                                OF SALE OF CLASS A SHARES)
                                                TO OCTOBER 31,

                      1999    1998              1997

Dividend returns      5.98%   5.92%             4.18%

Capital returns       -3.05%  -0.27%            2.53%

Total returns         2.93%   5.65%             6.71%

TOTAL RETURN COMPONENTS include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the class. A capital return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains paid by the class are reinvested, if any, and exclude the effect of sales charges.

DIVIDENDS AND YIELD

PERIODS ENDED OCTOBER 31, 1999   PAST 1 MONTH  PAST 6 MONTHS  PAST 1 YEAR

Dividends per share              5.44(cents)   31.08(cents)   63.99(cents)

Annualized dividend rate         6.15%         5.87%          6.00%

30-day annualized yield          n/a           -              -

DIVIDENDS per share show the income paid by the class for a set period. If you annualize this number, based on an average share price of $10.41 over the past one month, $10.51 over the past six months, and $10.66 over the past one year, you can compare the class' income over these three periods. The 30-day annualized YIELD is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. Yield information will be reported once Class A has a longer, more stable operating history.

FIDELITY ADVISOR MORTGAGE SECURITIES FUND - CLASS T
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the class' income, as reflected in its yield, to measure performance. The initial offering of Class T shares took place on March 3, 1997. Class T shares bear a 0.25% 12b-1 fee. Returns prior to March 3, 1997 are those of Initial Class, the original class of the fund, which does not bear a 12b-1 fee. Had Class T shares' 12b-1 fee been reflected, returns prior to March 3, 1997 would have been lower. If Fidelity had not reimbursed certain class expenses, the total returns and dividends would have been lower.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED OCTOBER 31, 1999     PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY ADV MORTGAGE              2.82%        45.06%        110.82%
SECURITIES - CL T

FIDELITY ADV MORTGAGE              -0.78%       39.98%        103.44%
SECURITIES - CL T  (INCL.
3.50% SALES CHARGE)

LB Mortgage                        2.99%        47.77%        115.44%

US Mortgage Funds Average          1.65%        41.15%        98.62%

CUMULATIVE TOTAL RETURNS show Class T's performance in percentage terms over a set period - in this case, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class T's returns to the performance of the Lehman Brothers Mortgage-Backed Securities Index - a market value-weighted index of fixed-rate securities that represent interests in pools of mortgage loans with original terms of 15 and 30 years that are issued by the Government National Mortgage Association (GNMA), the Federal National Mortgage Association (FNMA), and the Federal Home Loan Mortgage Corp. (FHLMC), and balloon mortgages with fixed-rate coupons. To measure how Class T's performance stacked up against its peers, you can compare it to the U.S. mortgage funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past one year average represents a peer group of 65 mutual funds. These benchmarks reflect reinvestment of dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED OCTOBER 31, 1999   PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY ADV MORTGAGE            2.82%        7.72%         7.74%
SECURITIES - CL T

FIDELITY ADV MORTGAGE            -0.78%       6.96%         7.36%
SECURITIES - CL T    (INCL.
3.50% SALES CHARGE)

LB Mortgage                      2.99%        8.12%         7.98%

US Mortgage Funds Average        1.65%        7.12%         7.09%

AVERAGE ANNUAL TOTAL RETURNS take Class T shares' cumulative return and show you what would have happened if Class T had performed at a constant rate each year.

$10,000 OVER 10 YEARS
             FA Mortgage Sec -CL T       LB Mortgage Backed Secs
             00239                       LB006
  1989/10/31       9650.00                    10000.00
  1989/11/30       9742.99                    10108.36
  1989/12/31       9810.15                    10168.18
  1990/01/31       9719.77                    10097.08
  1990/02/28       9784.51                    10156.41
  1990/03/31       9792.20                    10181.42
  1990/04/30       9707.50                    10089.97
  1990/05/31       9989.72                    10403.04
  1990/06/30      10134.54                    10567.54
  1990/07/31      10281.82                    10750.92
  1990/08/31      10254.63                    10636.68
  1990/09/30      10309.37                    10723.95
  1990/10/31      10414.98                    10845.55
  1990/11/30      10642.88                    11072.81
  1990/12/31      10826.46                    11258.40
  1991/01/31      10938.80                    11429.52
  1991/02/28      11008.84                    11525.86
  1991/03/31      11082.88                    11604.31
  1991/04/30      11202.86                    11711.20
  1991/05/31      11261.10                    11814.17
  1991/06/30      11289.26                    11824.71
  1991/07/31      11451.41                    12024.76
  1991/08/31      11670.25                    12243.44
  1991/09/30      11852.44                    12472.91
  1991/10/31      11992.53                    12679.58
  1991/11/30      12065.85                    12771.51
  1991/12/31      12300.24                    13028.19
  1992/01/31      12241.07                    12877.67
  1992/02/29      12362.87                    12999.51
  1992/03/31      12277.44                    12916.65
  1992/04/30      12392.54                    13043.64
  1992/05/31      12597.08                    13278.74
  1992/06/30      12730.55                    13435.40
  1992/07/31      12708.70                    13552.83
  1992/08/31      12790.91                    13729.35
  1992/09/30      12871.21                    13836.23
  1992/10/31      12743.22                    13714.88
  1992/11/30      12804.81                    13757.78
  1992/12/31      12970.98                    13935.52
  1993/01/31      13089.32                    14118.66
  1993/02/28      13201.42                    14261.83
  1993/03/31      13287.63                    14348.37
  1993/04/30      13380.40                    14422.41
  1993/05/31      13420.01                    14504.54
  1993/06/30      13583.73                    14615.59
  1993/07/31      13658.39                    14673.94
  1993/08/31      13683.83                    14743.07
  1993/09/30      13713.72                    14755.82
  1993/10/31      13738.11                    14798.48
  1993/11/30      13709.40                    14769.55
  1993/12/31      13841.71                    14889.19
  1994/01/31      13969.19                    15036.77
  1994/02/28      13895.52                    14931.85
  1994/03/31      13738.05                    14543.03
  1994/04/30      13677.86                    14435.89
  1994/05/31      13794.30                    14493.01
  1994/06/30      13864.91                    14461.63
  1994/07/31      14086.54                    14751.16
  1994/08/31      14149.66                    14797.74
  1994/09/30      13996.29                    14587.15
  1994/10/31      14024.71                    14578.82
  1994/11/30      14010.72                    14533.22
  1994/12/31      14110.47                    14649.18
  1995/01/31      14377.24                    14962.74
  1995/02/28      14699.11                    15344.69
  1995/03/31      14761.49                    15417.01
  1995/04/30      14994.22                    15636.19
  1995/05/31      15465.99                    16129.20
  1995/06/30      15583.98                    16220.89
  1995/07/31      15619.37                    16248.84
  1995/08/31      15812.11                    16417.01
  1995/09/30      15975.56                    16561.41
  1995/10/31      16153.28                    16708.75
  1995/11/30      16332.12                    16899.73
  1995/12/31      16512.05                    17110.81
  1996/01/31      16647.24                    17239.76
  1996/02/29      16541.17                    17096.59
  1996/03/31      16481.16                    17034.81
  1996/04/30      16446.80                    16986.76
  1996/05/31      16383.12                    16937.24
  1996/06/30      16609.22                    17170.38
  1996/07/31      16668.53                    17233.39
  1996/08/31      16664.85                    17233.15
  1996/09/30      16928.60                    17521.70
  1996/10/31      17241.83                    17865.41
  1996/11/30      17508.21                    18121.11
  1996/12/31      17409.48                    18026.23
  1997/01/31      17518.44                    18160.09
  1997/02/28      17575.55                    18220.64
  1997/03/31      17406.59                    18049.03
  1997/04/30      17674.43                    18336.85
  1997/05/31      17844.90                    18516.30
  1997/06/30      18050.00                    18732.29
  1997/07/31      18372.70                    19085.32
  1997/08/31      18348.56                    19039.96
  1997/09/30      18543.17                    19281.44
  1997/10/31      18736.91                    19495.22
  1997/11/30      18795.17                    19559.21
  1997/12/31      18956.05                    19737.44
  1998/01/31      19133.31                    19933.81
  1998/02/28      19155.19                    19975.97
  1998/03/31      19231.65                    20060.55
  1998/04/30      19323.89                    20174.06
  1998/05/31      19449.86                    20308.16
  1998/06/30      19541.41                    20405.00
  1998/07/31      19614.72                    20508.46
  1998/08/31      19778.35                    20694.53
  1998/09/30      19960.37                    20944.35
  1998/10/31      19785.35                    20917.38
  1998/11/30      19946.31                    21021.57
  1998/12/31      20009.73                    21110.81
  1999/01/31      20117.10                    21261.09
  1999/02/28      20057.32                    21177.00
  1999/03/31      20183.61                    21319.22
  1999/04/30      20271.42                    21417.59
  1999/05/31      20192.83                    21297.87
  1999/06/30      20097.18                    21222.92
  1999/07/31      20002.26                    21078.94
  1999/08/31      19967.36                    21078.19
  1999/09/30      20279.28                    21420.32
  1999/10/29      20343.91                    21543.51
IMATRL PRASUN   SHR__CHT 19991031 19991110 093443 R00000000000123

$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Mortgage Securities Fund - Class T on October 31, 1989, and the current 3.50% sales charge was paid. As the chart shows, by October 31, 1999, the value of the investment would have grown to $20,344 - a 103.44% increase on the initial investment. For comparison, look at how the Lehman Brothers Mortgage-Backed Securities Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 would have grown to $21,544 - a 115.44% increase.

(checkmark)UNDERSTANDING
PERFORMANCE

How a fund did yesterday is
no guarantee of how it will do
tomorrow. Bond prices, for
example, generally move in the
opposite direction of interest
rates. In turn, the share price,
return and yield of a fund that
invests in bonds will vary. That
means if you sell your shares
during a market downturn, you
might lose money. But if you can
ride out the market's ups and
downs, you may have a gain.

TOTAL RETURN COMPONENTS

                  YEARS ENDED OCTOBER 31,          MARCH 3, 1997 (COMMENCEMENT
                                                   OF SALE OF CLASS T SHARES)
                                                   TO OCTOBER 31,

                  1999                     1998    1997

Dividend returns  5.87%                    5.87%   4.12%

Capital returns   -3.05%                   -0.27%  2.53%

Total returns     2.82%                    5.60%   6.65%


TOTAL RETURN COMPONENTS include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the class. A capital return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains paid by the class are reinvested, if any, and exclude the effect of sales charges.

DIVIDENDS AND YIELD

PERIODS ENDED OCTOBER 31, 1999   PAST 1 MONTH  PAST 6 MONTHS  PAST 1 YEAR

Dividends per share              5.35(cents)   30.55(cents)   62.92(cents)

Annualized dividend rate         6.05%         5.77%          5.90%

30-day annualized yield          6.01%         -              -

DIVIDENDS per share show the income paid by the class for a set period. If you annualize this number, based on an average share price of $10.42 over the past one month, $10.51 over the past six months, and $10.66 over the past one year, you can compare the class' income over these three periods. The 30-day annualized YIELD is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. The offering share price used in the calculation of the yield includes the effect of Class T's current 3.50% sales charge.

FIDELITY ADVISOR MORTGAGE SECURITIES FUND - CLASS B
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the class' income, as reflected in its yield, to measure performance. The initial offering of Class B shares took place on March 3, 1997. Class B shares bear a .90% 12b-1 fee. Returns prior to March 3, 1997 are those of Initial Class, the original class of the fund, which does not bear a 12b-1 fee. Had Class B shares' 12b-1 fee been reflected, returns prior to March 3, 1997 would have been lower. Class B's contingent deferred sales charges included in the past one year, past five years and past 10 years total return figures are 5%, 2% and 0%, respectively. If Fidelity had not reimbursed certain class expenses, the past five year and past 10 year total returns would have been lower.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED OCTOBER 31, 1999     PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY ADV MORTGAGE              2.29%        42.61%        107.27%
SECURITIES - CL B

FIDELITY ADV MORTGAGE              -2.49%       40.61%        107.27%
SECURITIES - CL B  (INCL.
CONTINGENT DEFERRED SALES
CHARGE)

LB Mortgage                        2.99%        47.77%        115.44%

US Mortgage Funds Average          1.65%        41.15%        98.62%

CUMULATIVE TOTAL RETURNS show Class B's performance in percentage terms over a set period - in this case, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class B's returns to the performance of the Lehman Brothers Mortgage-Backed Securities Index - a market value-weighted index of fixed-rate securities that represent interests in pools of mortgage loans with original terms of 15 and 30 years that are issued by the Government National Mortgage Association (GNMA), the Federal National Mortgage Association (FNMA), and the Federal Home Loan Mortgage Corp. (FHLMC), and balloon mortgages with fixed-rate coupons. To measure how Class B's performance stacked up against its peers, you can compare it to the U.S. mortgage funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past one year average represents a peer group of 65 mutual funds. These benchmarks reflect reinvestment of dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED OCTOBER 31, 1999   PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY ADV MORTGAGE            2.29%        7.36%         7.56%
SECURITIES - CL B

FIDELITY ADV MORTGAGE            -2.49%       7.05%         7.56%
SECURITIES - CL B   (INCL.
CONTINGENT DEFERRED SALES
CHARGE)

LB Mortgage                      2.99%        8.12%         7.98%

US Mortgage Funds Average        1.65%        7.12%         7.09%

AVERAGE ANNUAL TOTAL RETURNS take Class B shares' cumulative return and show you what would have happened if Class B had performed at a constant rate each year.

$10,000 OVER 10 YEARS
             FA Mortgage Sec -CL B       LB Mortgage Backed Secs
             00238                       LB006
  1989/10/31      10000.00                    10000.00
  1989/11/30      10096.36                    10108.36
  1989/12/31      10165.96                    10168.18
  1990/01/31      10072.30                    10097.08
  1990/02/28      10139.39                    10156.41
  1990/03/31      10147.36                    10181.42
  1990/04/30      10059.59                    10089.97
  1990/05/31      10352.04                    10403.04
  1990/06/30      10502.11                    10567.54
  1990/07/31      10654.74                    10750.92
  1990/08/31      10626.56                    10636.68
  1990/09/30      10683.28                    10723.95
  1990/10/31      10792.72                    10845.55
  1990/11/30      11028.89                    11072.81
  1990/12/31      11219.13                    11258.40
  1991/01/31      11335.55                    11429.52
  1991/02/28      11408.12                    11525.86
  1991/03/31      11484.85                    11604.31
  1991/04/30      11609.18                    11711.20
  1991/05/31      11669.53                    11814.17
  1991/06/30      11698.71                    11824.71
  1991/07/31      11866.75                    12024.76
  1991/08/31      12093.52                    12243.44
  1991/09/30      12282.32                    12472.91
  1991/10/31      12427.50                    12679.58
  1991/11/30      12503.47                    12771.51
  1991/12/31      12746.36                    13028.19
  1992/01/31      12685.05                    12877.67
  1992/02/29      12811.27                    12999.51
  1992/03/31      12722.73                    12916.65
  1992/04/30      12842.01                    13043.64
  1992/05/31      13053.97                    13278.74
  1992/06/30      13192.28                    13435.40
  1992/07/31      13169.64                    13552.83
  1992/08/31      13254.83                    13729.35
  1992/09/30      13338.04                    13836.23
  1992/10/31      13205.41                    13714.88
  1992/11/30      13269.23                    13757.78
  1992/12/31      13441.43                    13935.52
  1993/01/31      13564.06                    14118.66
  1993/02/28      13680.23                    14261.83
  1993/03/31      13769.57                    14348.37
  1993/04/30      13865.69                    14422.41
  1993/05/31      13906.75                    14504.54
  1993/06/30      14076.40                    14615.59
  1993/07/31      14153.77                    14673.94
  1993/08/31      14180.13                    14743.07
  1993/09/30      14211.11                    14755.82
  1993/10/31      14236.39                    14798.48
  1993/11/30      14206.63                    14769.55
  1993/12/31      14343.74                    14889.19
  1994/01/31      14475.84                    15036.77
  1994/02/28      14399.51                    14931.85
  1994/03/31      14236.32                    14543.03
  1994/04/30      14173.95                    14435.89
  1994/05/31      14294.61                    14493.01
  1994/06/30      14367.78                    14461.63
  1994/07/31      14597.45                    14751.16
  1994/08/31      14662.86                    14797.74
  1994/09/30      14503.93                    14587.15
  1994/10/31      14533.38                    14578.82
  1994/11/30      14518.88                    14533.22
  1994/12/31      14622.25                    14649.18
  1995/01/31      14898.69                    14962.74
  1995/02/28      15232.24                    15344.69
  1995/03/31      15296.88                    15417.01
  1995/04/30      15538.05                    15636.19
  1995/05/31      16026.94                    16129.20
  1995/06/30      16149.20                    16220.89
  1995/07/31      16185.88                    16248.84
  1995/08/31      16385.60                    16417.01
  1995/09/30      16554.99                    16561.41
  1995/10/31      16739.15                    16708.75
  1995/11/30      16924.48                    16899.73
  1995/12/31      17110.94                    17110.81
  1996/01/31      17251.03                    17239.76
  1996/02/29      17141.11                    17096.59
  1996/03/31      17078.92                    17034.81
  1996/04/30      17043.32                    16986.76
  1996/05/31      16977.33                    16937.24
  1996/06/30      17211.63                    17170.38
  1996/07/31      17273.09                    17233.39
  1996/08/31      17269.28                    17233.15
  1996/09/30      17542.59                    17521.70
  1996/10/31      17867.18                    17865.41
  1996/11/30      18143.22                    18121.11
  1996/12/31      18040.91                    18026.23
  1997/01/31      18153.82                    18160.09
  1997/02/28      18213.00                    18220.64
  1997/03/31      18028.25                    18049.03
  1997/04/30      18297.53                    18336.85
  1997/05/31      18445.70                    18516.30
  1997/06/30      18664.59                    18732.29
  1997/07/31      18970.20                    19085.32
  1997/08/31      18933.92                    19039.96
  1997/09/30      19124.74                    19281.44
  1997/10/31      19331.56                    19495.22
  1997/11/30      19363.81                    19559.21
  1997/12/31      19519.06                    19737.44
  1998/01/31      19708.81                    19933.81
  1998/02/28      19721.58                    19975.97
  1998/03/31      19771.38                    20060.55
  1998/04/30      19873.33                    20174.06
  1998/05/31      19991.92                    20308.16
  1998/06/30      20057.15                    20405.00
  1998/07/31      20139.27                    20508.46
  1998/08/31      20296.02                    20694.53
  1998/09/30      20471.86                    20944.35
  1998/10/31      20262.46                    20917.38
  1998/11/30      20418.09                    21021.57
  1998/12/31      20471.29                    21110.81
  1999/01/31      20569.88                    21261.09
  1999/02/28      20497.38                    21177.00
  1999/03/31      20616.15                    21319.22
  1999/04/30      20695.52                    21417.59
  1999/05/31      20604.65                    21297.87
  1999/06/30      20496.69                    21222.92
  1999/07/31      20389.61                    21078.94
  1999/08/31      20363.43                    21078.19
  1999/09/30      20651.20                    21420.32
  1999/10/29      20726.64                    21543.51
IMATRL PRASUN   SHR__CHT 19991031 19991110 093250 R00000000000123

$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Mortgage Securities Fund - Class B on October 31, 1989. As the chart shows, by October 31, 1999, the value of the investment would have grown to $20,727 - a 107.27% increase on the initial investment. For comparison, look at how the Lehman Brothers Mortgage-Backed Securities Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 would have grown to $21,544 a 115.44% increase.

(checkmark)UNDERSTANDING
PERFORMANCE

How a fund did yesterday is
no guarantee of how it will do
tomorrow. Bond prices, for
example, generally move in the
opposite direction of interest
rates. In turn, the share price,
return and yield of a fund that
invests in bonds will vary. That
means if you sell your shares
during a market downturn, you
might lose money. But if you can
ride out the market's ups and
downs, you may have a gain.

TOTAL RETURN COMPONENTS

               YEARS ENDED OCTOBER 31,        MARCH 3, 1997 (COMMENCEMENT
                                              OF SALE OF CLASS B SHARES)
                                              TO OCTOBER 31,

                      1999    1998            1997

Dividend returns      5.25%   5.19%           3.66%

Capital returns       -2.96%  -0.37%          2.52%

Total returns         2.29%   4.82%           6.18%

TOTAL RETURN COMPONENTS include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the class. A capital return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains paid by the class are reinvested, if any, and exclude the effect of sales charges.

DIVIDENDS AND YIELD

PERIODS ENDED OCTOBER 31, 1999   PAST 1 MONTH  PAST 6 MONTHS  PAST 1 YEAR

Dividends per share              4.83(cents)   27.37(cents)   56.34(cents)

Annualized dividend rate         5.46%         5.17%          5.29%

30-day annualized yield          5.66%         -              -

DIVIDENDS per share show the income paid by the class for a set period. If you annualize this number, based on an average share price of $10.41 over the past one month, $10.51 over the past six months, and $10.65 over the past one year, you can compare the class' income over these three periods. The 30-day annualized YIELD is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. The offering share price used in the calculation of the yield excludes the effect of Class B's contingent deferred sales charge.

FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP

Rising interest rates stormed onto
the scene, leaving most bonds
standing by the wayside during
the 12-month period that ended
October 31, 1999. The Lehman
Brothers Aggregate Bond Index, a
popular measure of taxable-bond
performance, could muster only a
0.53% return during the period.
Fear of inflation and runaway
growth in the economy sent rates
higher, and Treasury prices lower.
Anticipation of and reaction to two
quarter-point rate hikes levied by
the Federal Reserve Board in the
summer kept the heat on Treasuries,
erasing a majority of the
interest-rate cuts of 1998. The
Lehman Brothers Treasury Index fell
1.55% during the 12-month period.
Elsewhere, spread sectors -
including corporate bonds and
mortgage securities - enjoyed an
edge over comparable duration
Treasuries. Investors seeking
higher-yielding alternatives to
Treasuries bid spread sector prices
higher from their depressed levels
of last fall. The excitement
surrounding corporate bonds
abated, however, as these issues
were upended in July and August
by market expectations of strong
year-end debt issuance. Corporates
recovered sharply, though, in
September and October in response
to lighter-than-expected supply. The
Lehman Brothers Corporate Bond
Index inched up 0.61% during the
period. In contrast, mortgage
securities mounted a sustained rally
during the period, benefiting from
favorable refinancing and
prepayment levels, as well as
declining interest-rate volatility late
in the period. The Lehman Brothers
Mortgage-Backed Securities Index
returned 2.99% during this time
frame.

(photograph of Tom Silvia)

An interview with Tom Silvia, Portfolio Manager of Fidelity Advisor Mortgage Securities Fund

Q. HOW DID THE FUND PERFORM, TOM?

A. For the 12-month period that ended October 31, 1999, the fund's Class A, Class T and Class B shares provided total returns of 2.93%, 2.82% and 2.29%, respectively. To get a sense of how the fund did relative to its competitors, the U.S. mortgage funds average returned 1.65% for the same 12-month period, according to Lipper Inc. Additionally, the Lehman Brothers Mortgage-Backed Securities Index - which tracks the types of securities in which the fund invests - returned 2.99% for the same 12-month period.

Q. WHAT HELPED THE FUND'S PERFORMANCE RELATIVE TO ITS PEERS AND THE
LEHMAN INDEX?

A. The main contributor to the fund's strong performance was its larger-than-average stake in commercial mortgage-backed securities
(CMBS), which performed relatively well. Commercial mortgage-backed securities are bonds that are collateralized by mortgage loans on commercial real estate - such as office buildings, shopping malls, hotels and apartment buildings. At the beginning of the period, the CMBS market had been severely punished over concerns about commercial real-estate overbuilding and a lack of market liquidity. But the global financial crisis of October 1998 effectively put a stop to the financing of construction of new properties. By early 1999, liquidity had returned and the CMBS market snapped back.

Q. PREPAYMENT ACTIVITY WAS A BIG CHALLENGE FOR THE MORTGAGE MARKET DURING THE PAST YEAR. WHAT CHOICES DID YOU MAKE IN LIGHT OF THAT
CHALLENGE?

A. The biggest investment risk associated with mortgage securities is a rapid acceleration in prepayment activity. That's what occurred in 1998 and early 1999 when interest rates fell dramatically and huge waves of homeowners refinanced their mortgages. During the crush of prepayment activity, I emphasized mortgage securities that had some measure of prepayment protection, including 15-year Fannie Mae securities and 30-year Ginnie Mae securities. Since homeowners with Ginnie Mae loans have less flexibility to refinance, Ginnie Mae securities are less sensitive to prepayments than their Fannie Mae and Freddie Mac counterparts. Compared to homeowners with traditional 30-year loans, fewer 15-year mortgage borrowers refinance or pay off their loans earlier. I also used "seasoned" - meaning older - mortgage securities, which had, over time, withstood earlier waves of prepayment. My emphasis on prepayment-resistant mortgage securities was a plus for performance in the first several months of the period. But in response to rising interest rates, I switched courses.

Q. TELL US ABOUT THAT SWITCH . . .

A. Higher interest rates dramatically curtailed prepayment activity. So I sold most of the fund's stake in 15-year Fannie Maes, reduced its stake in seasoned securities and focused instead on securities that offered better yields. In particular, I added 30-year 7% Freddie Mac and Fannie Mae securities.

Q. AND HOW DID THAT STRATEGY WORK OUT?

A. Unusually light demand caused Fannie Mae and Freddie Mac securities to lag their Ginnie Mae counterparts over the past couple months. But I continued to hold onto Fannie Mae and Freddie Mac securities because I believe that they will outperform Ginnie Maes over time. Furthermore, I wanted to position the fund to benefit from potential outperformance of Fannie Mae and Freddie Mac securities once demand returns to more normal levels.

Q. WHAT'S YOUR OUTLOOK?

A. I think that the mortgage securities market offers some very attractive values at current levels. Even though prepayment activity has slowed dramatically, many bonds are priced as if prepayments are still a way of life. In other words, investors are getting compensated
- in the form of relatively high yields - for taking on a risk that's declined significantly in the current environment. To get the prepayment engine going again would, by my calculations, require rates to dip well below where they were a year ago. Given that outlook, I believe that the best values to be found are in bonds that offer relatively high yields, which I plan to continue searching for and holding.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER AND DO NOT NECESSARILY REPRESENT THE VIEWS OF FIDELITY OR ANY OTHER PERSON IN THE FIDELITY ORGANIZATION. ANY SUCH VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS AND FIDELITY DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR A FIDELITY FUND ARE BASED ON NUMEROUS FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY FIDELITY FUND.

(checkmark)FUND FACTS

GOAL: seeks a high level of
current income, consistent
with prudent investment risk.
In seeking current income,
the fund may also consider
the potential for capital gain.

START DATE: December 31, 1984

SIZE: as of October 31, 1999,
more than $473 million

MANAGER: Tom Silvia, since
1997; joined Fidelity in
1993

TOM SILVIA ON MORTGAGE
PREPAYMENT ACTIVITY:

"Falling interest rates weighed
heavily on mortgage securities
during the past year because, as
rates declined, the rate of
mortgage prepayment
accelerated. But an analysis of
more current data shows
definitive signs that prepayment
activity has slowed in response to
higher interest rates. The MBA
Refinancing Index - one of the
most widely watched barometers
of prepayment activity - rose to a
record high of 4400 in late 1998, 44
times higher than the base
reading of 100 in 1990. During the
past year, the largest one-month
volume of mortgages issued
peaked at $80 billion.

"But rising interest rates have
dramatically curtailed
prepayment activity. At the end of
October, the MBA refinancing
activity dropped to 416, a level 10
times off its peak earlier in the
year. Also, the one-month volume
of mortgages dropped to $25
billion. Given that mortgage rates
hovered around 8% at the end of
the period, volume is likely to
decline further through the winter
months."

INVESTMENT CHANGES


COUPON DISTRIBUTION AS OF
OCTOBER 31, 1999

                           % OF FUND'S INVESTMENTS  % OF FUND'S INVESTMENTS  6
                                                    MONTHS AGO

Less than 6%                0.5                      3.1

6 - 6.99%                   47.0                     45.7

7 - 7.99%                   36.4                     23.3

8 - 8.99%                   7.8                      8.4

9 - 9.99%                   3.8                      5.1

10% and over                3.1                      3.0

COUPON DISTRIBUTION SHOWS THE RANGE OF STATED INTEREST RATES ON THE FUND'S INVESTMENTS, EXCLUDING SHORT-TERM INVESTMENTS.

AVERAGE YEARS TO MATURITY AS
OF OCTOBER 31, 1999

                                     6 MONTHS AGO

Years                          8.0   5.2

AVERAGE YEARS TO MATURITY IS BASED ON THE AVERAGE TIME REMAINING UNTIL PRINCIPAL PAYMENTS ARE EXPECTED FROM EACH OF THE FUND'S BONDS,
WEIGHTED BY DOLLAR AMOUNT.

DURATION AS OF OCTOBER 31, 1999

                                        6 MONTHS AGO

Years                             4.7   3.5

DURATION SHOWS HOW MUCH A BOND FUND'S PRICE FLUCTUATES WITH CHANGES IN COMPARABLE INTEREST RATES. IF RATES RISE 1%, FOR EXAMPLE, A FUND WITH A FIVE-YEAR DURATION IS LIKELY TO LOSE ABOUT 5% OF ITS VALUE. OTHER FACTORS ALSO CAN INFLUENCE A BOND FUND'S PERFORMANCE AND SHARE PRICE. ACCORDINGLY, A BOND FUND'S ACTUAL PERFORMANCE MAY DIFFER FROM THIS EXAMPLE.

ASSET ALLOCATION (% OF FUND'S
NET ASSETS)

AS OF OCTOBER 31, 1999                                       AS OF APRIL 30, 1999

Mortgage  Securities            76.9%                        Mortgage  Securities            88.4%

CMOs and Other Mortgage                                      CMOs and Other Mortgage
Related Securities              21.0%                        Related Securities              17.8%

Short-Term Investments  and                                  Short-Term Investments  and
Net  Other Assets                2.1%                        Net  Other Assets               (6.2%)*

Row: 1, Col: 1, Value: 76.90000000000001                     Row: 1, Col: 1, Value: 88.40000000000001
Row: 1, Col: 2, Value: nil                                   Row: 1, Col: 2, Value: nil
Row: 1, Col: 3, Value: nil                                   Row: 1, Col: 3, Value: nil
Row: 1, Col: 4, Value: 21.0                                  Row: 1, Col: 4, Value: 17.8
Row: 1, Col: 5, Value: 0.0                                   Row: 1, Col: 5, Value: nil
Row: 1, Col: 6, Value: 0.0                                   Row: 1, Col: 6, Value: 0.0
Row: 1, Col: 7, Value: nil                                   Row: 1, Col: 7, Value: 0.0
Row: 1, Col: 8, Value: 2.1                                   Row: 1, Col: 8, Value: 0.0



* SHORT-TERM INVESTMENTS AND NET OTHER ASSETS ARE NOT INCLUDED IN THE
PIE CHART.

PRIOR TO THIS REPORT, CERTAIN INFORMATION RELATED TO PORTFOLIO
HOLDINGS WAS STATED AS A PERCENTAGE OF THE FUND'S INVESTMENTS.


INVESTMENTS OCTOBER 31, 1999

Showing Percentage of Net Assets



U.S. GOVERNMENT AGENCY -
MORTGAGE SECURITIES - 76.9%

                                   PRINCIPAL AMOUNT                VALUE (NOTE 1)

FANNIE MAE - 51.9%

6% 10/1/28 to 7/1/29               $ 10,562,669                    $ 9,855,604

6.5% 9/1/10 to 6/1/29               132,830,766                     127,377,345

7% 3/1/19 to 9/1/29                 75,047,423                      73,758,602

7.5% 3/1/22 to 10/1/28              4,689,610                       4,710,832

8% 1/1/07 to 11/1/29                17,960,269                      18,296,623

8.25% 1/1/13                        76,806                          79,103

8.5% 6/1/16 to 11/1/23              3,657,034                       3,794,939

8.75% 11/1/08 to 7/1/09             159,649                         164,842

9% 1/1/08 to 2/1/13                 583,645                         605,628

9.5% 5/1/03 to 8/1/22               4,609,873                       4,793,726

11% 12/1/02 to 8/1/10               1,270,775                       1,375,576

12.25% 5/1/13 to 6/1/15             153,672                         172,878

12.5% 11/1/14 to 3/1/16             329,243                         371,774

12.75% 2/1/14 to 6/1/15             62,841                          70,092

13.5% 9/1/13 to 12/1/14             133,209                         153,857

14% 11/1/14                         41,740                          48,627

                                                                    245,630,048

FREDDIE MAC - 12.4%

5% 7/1/10                           2,374,483                       2,199,366

6% 2/1/29 to 7/1/29                 4,949,597                       4,618,569

6.5% 1/1/24 to 9/1/24               22,191,188                      21,477,363

7% 7/1/29 to 9/1/29                 12,973,281                      12,746,249

7.5% 6/1/26 to 8/1/28               3,111,718                       3,125,486

8% 10/1/07 to 4/1/21                661,472                         672,159

8.5% 11/1/03 to 1/1/20              1,587,836                       1,639,793

9% 9/1/08 to 5/1/21                 6,990,523                       7,310,029

10% 1/1/09 to 5/1/19                1,177,016                       1,246,705

10.5% 8/1/10 to 12/1/20             1,272,823                       1,377,494

11.5% 4/1/12                        65,071                          71,350

12.25% 6/1/14 to 7/1/15             161,355                         181,852

12.5% 5/1/12 to 12/1/14             644,783                         724,276

12.75% 6/1/05 to 3/1/15             64,868                          71,157

13% 1/1/11 to 6/1/15                1,049,360                       1,200,158

                                                                    58,662,006

GOVERNMENT NATIONAL MORTGAGE
ASSOCIATION - 12.6%

6.5% 5/15/28 to 1/15/29             4,296,716                       4,106,028

7% 5/15/23 to 6/15/29               18,186,168                      17,845,777

7.5% 7/15/05 to 9/15/27             14,743,215                      14,867,495

8% 4/15/02 to 12/15/25              9,621,294                       9,839,359

U.S. GOVERNMENT AGENCY -
MORTGAGE SECURITIES -
CONTINUED

                                   PRINCIPAL AMOUNT                VALUE (NOTE 1)

GOVERNMENT NATIONAL MORTGAGE
ASSOCIATION - CONTINUED

8.5% 7/15/16 to 6/15/18            $ 1,950,831                     $ 2,036,256

9% 9/20/16 to 4/20/18               66,797                          70,198

9.5% 6/15/09 to 12/15/24            3,175,696                       3,365,633

10% 12/15/17 to 1/15/26             4,876,056                       5,332,643

10.5% 8/15/00 to 2/20/18            727,758                         783,752

11% 1/15/10 to 9/15/19              1,300,473                       1,448,626

11.5% 10/15/10                      24,927                          27,740

13% 10/15/13                        58,637                          67,689

13.5% 7/15/11 to 10/15/14           62,056                          71,790

                                                                    59,862,986

TOTAL U.S. GOVERNMENT AGENCY                                        364,155,040
- MORTGAGE SECURITIES
(Cost $369,673,468)

COLLATERALIZED MORTGAGE
OBLIGATIONS - 4.3%



U.S. GOVERNMENT AGENCY - 4.3%

Fannie Mae REMIC Pass Through       10,000,000                      9,237,500
Trust Series 1999-51 Class
LK, 6.5% 8/25/29

Fanniemae Whole Loan 6.5%           10,049,260                      9,185,652
2/25/29

Freddie Mac planned                 1,757,086                       1,818,585
amortization class Series 70
 Class C, 9% 9/15/20

TOTAL COLLATERALIZED MORTGAGE                                       20,241,737
OBLIGATIONS
(Cost $20,048,497)

COMMERCIAL MORTGAGE
SECURITIES - 16.7%



ACP Mortgage LP Series 1            2,320,648                       2,058,647
Class E, 6.8464% 2/28/28
(a)(b)

Bankers Trust II Series             5,000,000                       4,987,500
1999-S1A Class D, 7.5488%
2/28/14 (a)(b)

Bankers Trust REMIC Trust           4,000,000                       4,006,250
Series 1998-S1A Class F,
7.38% 11/28/02 (b)

CBM Funding Corp. sequential        2,300,000                       2,269,094
pay Series 1996-1  Class
A-3PI, 7.08% 11/1/07

CS First Boston Mortgage            2,000,000                       1,808,125
Securities Corp. Series 1997
C2 Class D, 7.27% 1/17/35

Deutsche Mortgage & Asset           10,200,000                      9,052,500
Receiving Corp.  Series
1998-C1 Class D, 7.231%
7/15/12

Federal Deposit Insurance           3,498,052                       3,488,761
Corp. REMIC Trust sequential
pay Series 1996-C1 Class 1A,
6.75% 7/25/26

COMMERCIAL MORTGAGE
SECURITIES - CONTINUED

                                   PRINCIPAL AMOUNT                VALUE (NOTE 1)

GS Mortgage Securities Corp.
II:

Series 1998-GLII Class E,          $ 1,600,000                     $ 1,366,624
7.1905% 4/13/31 (a)(b)

Series 1999-GSFL II Class F,        4,500,000                       4,440,240
7.6634% 11/13/13 (a)(b)

Nomura Asset Securities Corp.       15,000,000                      13,139,063
Series 1998-D6  Class A-4,
7.3506% 3/17/28 (b)

Nomura Depositor Trust
floater Series 1998-ST1A:

Class A-4, 6.3063% 2/15/34          7,900,000                       7,484,016
(a)(b)

Class A-5, 6.6563% 2/15/34          5,278,196                       4,944,185
(a)(b)

Structured Asset Securities         3,192,522                       2,929,638
Corp. Series 1992-M1  Class
C, 7.05% 11/25/02

Thirteen Affiliates of              18,200,000                      17,218,656
General Growth Properties,
Inc. Series 1 Class D-1,
6.917% 12/15/07 (a)

TOTAL COMMERCIAL MORTGAGE                                           79,193,299
SECURITIES
(Cost $83,897,322)


CASH EQUIVALENTS - 1.5%

                              MATURITY AMOUNT

Investments in repurchase     $ 6,942,082                      6,939,000
agreements (U.S. Government
obligations), in a joint
trading account at 5.33%,
dated 10/29/99 due 11/1/99
(Cost $6,939,000)

TOTAL INVESTMENT PORTFOLIO -                                   470,529,076
99.4%  (Cost $480,558,287)

NET OTHER ASSETS - 0.6%                                        2,974,520

NET ASSETS - 100%                                            $ 473,503,596

LEGEND

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $42,499,868 or 9.0% of net assets.

(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

INCOME TAX INFORMATION

At October 31, 1999, the aggregate cost of investment securities for income tax purposes was $480,637,465. Net unrealized depreciation aggregated $10,108,389, of which $2,596,741 related to appreciated investment securities and $12,705,130 related to depreciated investment securities.

The fund hereby designates approximately $4,617,000 as a capital gain dividend for the purpose of the dividend paid deduction.

At October 31, 1999, the fund had a capital loss carryforward of approximately $5,050,000, all of which will expire on October 31, 2007.

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
                                         OCTOBER 31, 1999

ASSETS

Investment in securities, at                $ 470,529,076
value (including repurchase
agreements of $6,939,000)
(cost $480,558,287) -  See
accompanying schedule

Receivable for investments                   9,473,896
sold

Receivable for fund shares                   160,026
sold

Interest receivable                          2,668,553

 TOTAL ASSETS                                482,831,551

LIABILITIES

Payable to custodian bank       $ 30,761

Payable for investments          8,124,926
purchased

Payable for fund shares          422,322
redeemed

Distributions payable            415,052

Accrued management fee           166,857

Distribution fees payable        20,453

Other payables and accrued       147,584
expenses

 TOTAL LIABILITIES                           9,327,955

NET ASSETS                                  $ 473,503,596

Net Assets consist of:

Paid in capital                             $ 486,801,066

Undistributed net investment                 1,901,973
income

Accumulated undistributed net                (5,170,232)
realized gain (loss)  on
investments

Net unrealized appreciation                  (10,029,211)
(depreciation) on investments

NET ASSETS                                  $ 473,503,596

STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                         OCTOBER 31, 1999

CALCULATION OF MAXIMUM             $10.48
OFFERING PRICE CLASS A: NET
ASSET VALUE and redemption
price per share
($3,090,255 (divided by)
294,996 shares)

Maximum offering price per         $11.00
share (100/95.25 of $10.48)

CLASS T: NET ASSET VALUE and       $10.48
redemption price per share
($29,051,750 (divided by)
2,771,642 shares)

Maximum offering price per         $10.86
share (100/96.50 of $10.48)

CLASS B: NET ASSET VALUE and       $10.48
offering price per share
($19,101,218 (divided by)
1,823,400 shares)  A

INITIAL CLASS: NET ASSET           $10.49
VALUE, offering price and
redemption price   per share
($406,838,729 (divided by)
38,797,891 shares)

INSTITUTIONAL CLASS: NET           $10.47
ASSET VALUE, offering price
and redemption price   per
share ($15,421,644 (divided
by) 1,473,289 shares)

A REDEMPTION PRICE PER SHARE IS EQUAL TO NET ASSET VALUE LESS ANY
APPLICABLE CONTINGENT DEFERRED SALES CHARGE.

STATEMENT OF OPERATIONS

                                YEAR ENDED OCTOBER 31, 1999

INVESTMENT INCOME                              $ 34,267,086
Interest

EXPENSES

Management fee                  $ 2,110,419

Transfer agent fees              937,977

Distribution fees                190,306

Accounting fees and expenses     161,159

Non-interested trustees'         1,708
compensation

Custodian fees and expenses      91,213

Registration fees                91,994

Audit                            54,626

Legal                            15,537

Miscellaneous                    345

 Total expenses before           3,655,284
reductions

 Expense reductions              (27,083)       3,628,201

NET INVESTMENT INCOME                           30,638,885

REALIZED AND UNREALIZED GAIN
(LOSS)
Net realized gain (loss) on:

 Investment securities           (6,155,525)

 Futures contracts               534,939        (5,620,586)

Change in net unrealized
appreciation (depreciation)
on:

 Investment securities           (10,123,506)

 Futures contracts               115,853

 Delayed delivery commitments    (183,312)      (10,190,965)

NET GAIN (LOSS)                                 (15,811,551)

NET INCREASE (DECREASE) IN                     $ 14,827,334
NET ASSETS RESULTING  FROM
OPERATIONS

STATEMENT OF CHANGES IN NET ASSETS

                               YEAR ENDED OCTOBER 31, 1999  YEAR ENDED OCTOBER 31, 1998

INCREASE (DECREASE) IN NET
ASSETS

Operations Net investment      $ 30,638,885                 $ 32,333,262
income

 Net realized gain (loss)       (5,620,586)                  8,605,529

 Change in net unrealized       (10,190,965)                 (11,641,361)
appreciation (depreciation)

 NET INCREASE (DECREASE) IN     14,827,334                   29,297,430
NET ASSETS RESULTING  FROM
OPERATIONS

Distributions to shareholders   (30,183,549)                 (30,575,427)
From net investment income

 From net realized gain         (6,924,572)                  (1,430,037)

 TOTAL DISTRIBUTIONS            (37,108,121)                 (32,005,464)

Share transactions - net        (14,273,306)                 (19,139,888)
increase (decrease)

  TOTAL INCREASE (DECREASE)     (36,554,093)                 (21,847,922)
IN NET ASSETS

NET ASSETS

 Beginning of period            510,057,689                  531,905,611

 End of period (including      $ 473,503,596                $ 510,057,689
undistributed net investment
income of $1,901,973 and
$1,699,376, respectively)


FINANCIAL HIGHLIGHTS - CLASS A

YEARS ENDED OCTOBER 31,          1999      1998      1997 G      1997 F

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 10.960  $ 11.020  $ 11.050    $ 10.830
period

Income from Investment
Operations

Net investment income D           .646      .669      .170        .268

Net realized and unrealized       (.336)    (.061)    .048        .224
gain (loss)

Total from investment             .310      .608      .218        .492
operations

Less Distributions

From net investment income        (.640)    (.638)    (.168)      (.272)

From net realized gain            (.150)    (.030)    (.080)      -

Total distributions               (.790)    (.668)    (.248)      (.272)

Net asset value, end of period   $ 10.480  $ 10.960  $ 11.020    $ 11.050

TOTAL RETURN B, C                 2.93%     5.65%     2.00%       4.61%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 3,090   $ 1,865   $ 1,648     $ 1,586
(000 omitted)

Ratio of expenses to average      .90% E    .90% E    .90% A, E   .90% A, E
net assets

Ratio of net investment           6.09%     6.01%     6.18% A     6.09% A
income to average  net assets

Portfolio turnover rate           183%      262%      125% A      149%

A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
F FOR THE PERIOD MARCH 3, 1997 (COMMENCEMENT OF SALE OF CLASS A SHARES) TO JULY 31, 1997
G THREE MONTHS ENDED OCTOBER 31

FINANCIAL HIGHLIGHTS - CLASS T

YEARS ENDED OCTOBER 31,          1999      1998      1997 G       1997 F

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 10.960  $ 11.020  $ 11.050     $ 10.830
period

Income from Investment
Operations

Net investment income D           .637      .665      .167         .255

Net realized and unrealized       (.338)    (.063)    .048         .233
gain (loss)

Total from investment             .299      .602      .215         .488
operations

Less Distributions

From net investment income        (.629)    (.632)    (.165)       (.268)

From net realized gain            (.150)    (.030)    (.080)       -

Total distributions               (.779)    (.662)    (.245)       (.268)

Net asset value, end of period   $ 10.480  $ 10.960  $ 11.020     $ 11.050

TOTAL RETURN B, C                 2.82%     5.60%     1.98%        4.57%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 29,052  $ 19,103  $ 14,649     $ 12,193
(000 omitted)

Ratio of expenses to average      1.00% E   1.00% E   1.00% A, E   1.00% A, E
net assets

Ratio of net investment           5.99%     6.05%     6.10% A      5.99% A
income to average  net assets

Portfolio turnover rate           183%      262%      125% A       149%


A ANNUALIZED
B TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
F FOR THE PERIOD MARCH 3, 1997 (COMMENCEMENT OF SALE OF CLASS T SHARES) TO JULY 31, 1997
G THREE MONTHS ENDED OCTOBER 31

FINANCIAL HIGHLIGHTS - CLASS B

YEARS ENDED OCTOBER 31,          1999      1998      1997 G       1997 F

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 10.950  $ 11.020  $ 11.040     $ 10.830
period

Income from Investment
Operations

Net investment income D           .567      .584      .142         .234

Net realized and unrealized       (.324)    (.064)    .065         .214
gain (loss)

Total from investment             .243      .520      .207         .448
operations

Less Distributions

From net investment income        (.563)    (.560)    (.147)       (.238)

From net realized gain            (.150)    (.030)    (.080)       -

Total distributions               (.713)    (.590)    (.227)       (.238)

Net asset value, end of period   $ 10.480  $ 10.950  $ 11.020     $ 11.040

TOTAL RETURN B, C                 2.29%     4.82%     1.90%        4.20%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 19,101  $ 7,840   $ 1,587      $ 823
(000 omitted)

Ratio of expenses to average      1.62%     1.65% E   1.65% A, E   1.65% A, E
net assets

Ratio of net investment           5.37%     5.37%     5.32% A      5.34% A
income to average  net assets

Portfolio turnover rate           183%      262%      125% A       149%


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
F FOR THE PERIOD MARCH 3, 1997 (COMMENCEMENT OF SALE OF CLASS B SHARES) TO JULY 31, 1997
G THREE MONTHS ENDED OCTOBER 31

FINANCIAL HIGHLIGHTS - INITIAL CLASS

YEARS ENDED OCTOBER 31,         1999       1998       1997 F     1997  G    1996 G     1995 G

SELECTED PER-SHARE DATA

Net asset value, beginning of   $ 10.970   $ 11.020   $ 11.050   $ 10.780   $ 10.890   $ 10.580
period

Income from Investment
Operations

Net investment income            .674 D     .700 D     .176 D     .678 D     .729       .772

Net realized and  unrealized     (.342)     (.056)     .047       .391       (.015)     .325
gain (loss)

Total from investment            .332       .644       .223       1.069      .714       1.097
operations

Less Distributions

From net  investment income      (.662)     (.664)     (.173)     (.689)     (.724)     (.737)

From net realized gain           (.150)     (.030)     (.080)     (.110)     (.100)     -

In excess of net  realized       -          -          -          -          -          (.050)
gain

Total distributions              (.812)     (.694)     (.253)     (.799)     (.824)     (.787)

Net asset value,  end of        $ 10.490   $ 10.970   $ 11.020   $ 11.050   $ 10.780   $ 10.890
period

TOTAL RETURN B, C                3.14%      5.99%      2.05%      10.34%     6.72%      10.88%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period       $ 406,839  $ 459,212  $ 494,304  $ 506,113  $ 488,162  $ 416,241
(000 omitted)

Ratio of expenses to average     .70%       .71%       .72% A     .73%       .74%       .77%
net assets

Ratio of expenses to average     .70%       .71%       .72% A     .73%       .73% E     .77%
net assets after expense
reductions

Ratio of net investment          6.29%      6.34%      6.36% A    6.26%      6.75%      7.37%
income to average  net assets

Portfolio turnover rate          183%       262%       125% A     149%       221%       329%


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.
F THREE MONTHS ENDED OCTOBER 31
G YEAR ENDED JULY 31

FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS

YEARS ENDED OCTOBER 31,          1999      1998      1997 H      1997 G

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 10.950  $ 11.010  $ 11.040    $ 10.830
period

Income from Investment
Operations

Net investment income D           .669      .693      .172        .263

Net realized and unrealized       (.343)    (.063)    .050        .226
gain (loss)

Total from investment             .326      .630      .222        .489
operations

Less Distributions

From net investment income        (.656)    (.660)    (.172)      (.279)

From net realized gain            (.150)    (.030)    (.080)      -

Total distributions               (.806)    (.690)    (.252)      (.279)

Net asset value, end of period   $ 10.470  $ 10.950  $ 11.010    $ 11.040

TOTAL RETURN B, C                 3.09%     5.86%     2.05%       4.59%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 15,422  $ 22,038  $ 19,718    $ 13,177
(000 omitted)

Ratio of expenses to average      .75% E    .75% E    .75% A, E   .75% A, E
net assets

Ratio of expenses to average      .75%      .75%      .75% A      .70% A, F
net assets after expense
reductions

Ratio of net investment           6.24%     6.30%     6.35% A     6.29% A
income to average  net assets

Portfolio turnover rate           183%      262%      125% A      149%

A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
F FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.
G FOR THE PERIOD MARCH 3, 1997 (COMMENCEMENT OF SALE OF INSTITUTIONAL CLASS SHARES) TO JULY 31, 1997
H THREE MONTHS ENDED OCTOBER 31

NOTES TO FINANCIAL STATEMENTS
For the period ended October 31, 1999


1. SIGNIFICANT ACCOUNTING POLICIES.

Fidelity Advisor Mortgage Securities Fund (the fund) is a fund of Fidelity Advisor Series II (the trust) (formerly a fund of Fidelity Income Fund) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Initial Class, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Interest income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, and certain other class-specific fees, expenses, and expense reductions.

The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

SECURITY VALUATION. Securities are valued based upon a computerized matrix system and/or appraisals by a pricing service, both of which consider market transactions and dealer-supplied valuations. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.

INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

INVESTMENT INCOME. Interest income, which includes accretion of original issue discount, is accrued as earned.

EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

DISTRIBUTIONS TO SHAREHOLDERS. Distributions are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.

1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

DISTRIBUTIONS TO SHAREHOLDERS - CONTINUED

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for paydown gains/losses on certain securities, futures transactions, capital loss carryforwards and losses deferred due to wash sales.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. OPERATING POLICIES.

JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

DELAYED DELIVERY TRANSACTIONS. The fund may purchase or sell securities on a delayed delivery basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The fund may receive compensation for interest forgone in the purchase of a delayed delivery security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

2. OPERATING POLICIES - CONTINUED

FUTURES CONTRACTS. The fund may use futures contracts to manage its exposure to the bond market and to fluctuations in interest rates. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, the fund had no investments in restricted securities (excluding 144A issues).

3. PURCHASES AND SALES OF INVESTMENTS.

Purchases and sales of securities, other than short-term securities, aggregated $875,693,626 and $942,195,101, respectively, of which U.S. government and government agency obligations aggregated $853,484,094 and $932,362,579, respectively.

The market value of futures contracts opened and closed during the period amounted to $29,995,764 and $39,662,629, respectively.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.

MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .0920% to .3700% for the period. The annual individual fund fee rate is .30%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annual rate of .43% of average net assets.

SUB-ADVISER FEE. FMR, on behalf of the fund, has entered into a sub-advisory agreement with Fidelity Investments Money Management, Inc. (FIMM), a wholly owned subsidiary of FMR. For its services, FIMM receives a fee from FMR of 50% of the management fee payable to FMR. The fee is paid prior to any voluntary expense reimbursements which may be in effect.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Board of Trustees has adopted separate distribution plans with respect to each class of shares (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a distribution and service fee. A portion of this fee may be reallowed to securities dealers, banks and other financial institutions for the distribution of each class of shares and providing shareholder support services. For the period, this fee was based on the following annual rates of the average net assets of each applicable class:

CLASS A    .15%

CLASS T    .25%

CLASS B    .90%*

* .65% REPRESENTS A DISTRIBUTION FEE AND .25% REPRESENTS A SHAREHOLDER SERVICE FEE.

For the period, each class paid FDC the following amounts, a portion of which was retained by FDC:

          PAID TO FDC  RETAINED BY FDC

CLASS A   $ 3,865      $ 146

CLASS T    61,872       4,924

CLASS B    124,569      89,966

          $ 190,306    $ 95,036

SALES LOAD. FDC receives a front-end sales charge of up to 4.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class B share redemptions occurring within six years of purchase. The Class B charge is based on declining rates ranging from 5% to 1% of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. In addition, purchases of Class A and Class T shares that were subject to a finder's fee bear a contingent deferred sales charge on assets that do not remain in the fund for at least one year. The Class A and Class T contingent deferred sales charge is based on 0.25% of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. A portion of the sales charges paid to FDC is paid to securities dealers, banks and other financial institutions.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

SALES LOAD - CONTINUED

For the period, sales charge amounts paid to and retained by FDC were as follows:

          PAID TO FDC  RETAINED BY FDC

CLASS A   $ 29,751     $ 10,398

CLASS T    74,991       27,421

CLASS B    68,549       68,549*

          $ 173,291    $ 106,368

* WHEN CLASS B SHARES ARE INITIALLY SOLD, FDC PAYS COMMISSIONS FROM ITS OWN RESOURCES TO SECURITIES DEALERS,
 BANKS, AND OTHER FINANCIAL INSTITUTIONS THROUGH WHICH THE SALES ARE
MADE.

TRANSFER AGENT FEES. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent (collectively referred to as the transfer agent) for the fund's Class A, Class T, Class B, and Institutional Class. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the transfer agent for the Initial Class. FIIOC and FSC receive account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC and FSC pay for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC or FSC:

                       AMOUNT     % OF AVERAGE NET ASSETS

CLASS A                $ 8,236    .32

CLASS T                 72,011    .29

CLASS B                 28,891    .21

INITIAL CLASS           785,661   .18

INSTITUTIONAL CLASS     43,178    .24

                       $ 937,977

ACCOUNTING FEES. FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

5. EXPENSE REDUCTIONS.

FMR voluntarily agreed to reimburse operating expenses (excluding interest, taxes, certain securities lending fees, brokerage commissions and extraordinary expenses, if any) above the following annual rates or range of annual rates of average net assets for each of the following classes:

                      FMR EXPENSE LIMITATIONS  REIMBURSEMENT

CLASS A               .90%                     $ 2,125

CLASS T               1.00%                     13,483

INSTITUTIONAL CLASS   .75%                      454

                                               $ 16,062

In addition, through an arrangement with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of expenses. During the period, the fund's custodian fees were reduced by $11,021 under the custodian arrangement.

6. DISTRIBUTIONS TO SHAREHOLDERS.

Distributions to shareholders of each class were as follows:

                            YEAR ENDED OCTOBER 31,

                            1999                    1998

FROM NET INVESTMENT INCOME

Class A                     $ 153,223               $ 47,643

Class T                      1,450,107               835,552

Class B                      724,614                 198,305

Initial Class                26,727,640              28,222,031

Institutional Class          1,127,965               1,271,896

Total                       $ 30,183,549            $ 30,575,427

FROM NET REALIZED GAIN

Class A                     $ 26,293                $ 4,543

Class T                      278,709                 41,653

Class B                      132,050                 4,898

Initial Class                6,182,269               1,324,784

Institutional Class          305,251                 54,159

Total                       $ 6,924,572             $ 1,430,037

Total  Distributions        $ 37,108,121            $ 32,005,464

7. SHARE TRANSACTIONS.

Transactions for each class of shares for the periods are as follows:

                            SHARES                                          DOLLARS

                            YEAR ENDED OCTOBER 31,  YEAR ENDED OCTOBER 31,  YEAR ENDED OCTOBER 31,  YEAR ENDED OCTOBER 31,

                            1999                    1998                    1999                    1998



CLASS A Shares sold          233,326                 191,569                $ 2,488,784             $ 2,113,314

Reinvestment of
distributions                11,952                  3,475                   127,329                 38,300

Shares redeemed              (120,472)               (174,371)               (1,280,382)             (1,919,263)

Net increase (decrease)      124,806                 20,673                 $ 1,335,731             $ 232,351

CLASS T Shares sold          2,003,369               1,214,468              $ 21,386,352            $ 13,402,368

Reinvestment of
distributions                148,336                 72,903                  1,582,559               803,861

Shares redeemed              (1,122,570)             (874,013)               (11,947,707)            (9,643,136)

Net increase (decrease)      1,029,135               413,358                $ 11,021,204            $ 4,563,093

CLASS B Shares sold          1,505,268               623,528                $ 16,049,817            $ 6,874,797

Reinvestment of
distributions                63,855                  14,736                  679,689                 162,453

Shares redeemed              (461,420)               (66,613)                (4,891,488)             (734,102)

Net increase (decrease)      1,107,703               571,651                $ 11,838,018            $ 6,303,148

INITIAL CLASS Shares sold    3,914,002               5,885,198              $ 41,964,545            $ 64,970,201

Reinvestment of
distributions                2,515,203               2,196,325               26,913,754              24,230,109

Shares redeemed              (9,502,966)             (11,046,014)            (101,601,425)           (121,871,170)

Net increase (decrease)      (3,073,761)             (2,964,491)            $ (32,723,126)          $ (32,670,860)

INSTITUTIONAL CLASS Shares   667,600                 1,131,767              $ 7,141,162             $ 12,463,547
sold

Reinvestment of
distributions                70,535                  61,639                  754,625                 679,028

Shares redeemed              (1,277,677)             (971,330)               (13,640,920)            (10,710,195)

Net increase (decrease)      (539,542)               222,076                $ (5,745,133)           $ 2,432,380


REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees of Fidelity Advisor Series II and the Shareholders of Fidelity Advisor Mortgage Securities Fund (formerly a fund of Fidelity Income Fund):

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Advisor Mortgage Securities Fund (a fund of Fidelity Advisor Series II, formerly a fund of Fidelity Income Fund) at October 31, 1999, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Advisor Mortgage Securities Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 1999 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

/s/PricewaterhouseCoopers LLP
PricewaterhouseCoopers LLP

Boston, Massachusetts
December 8, 1999

DISTRIBUTIONS


The fund hereby designates 100% of the long-term capital gain dividends distributed during the fiscal year as 20%-rate capital gain dividends.

The fund will notify shareholders in January 2000 of amounts for use in preparing 1999 income tax returns.







INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA

INVESTMENT SUB-ADVISERS
Fidelity Investment Money
Management (FIMM) Inc., Merrimack, NH
Fidelity Management & Research
(U.K.) Inc., London, England
Fidelity Management & Research
(Far East) Inc., Tokyo, Japan

OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Fred L. Henning, Jr., Vice President
Dwight D. Churchill, Vice President
Thomas J. Silvia, Vice President
Stanley N. Griffith, Assistant Vice President
Eric D. Roiter, Secretary
Richard A. Silver, Treasurer
Matthew N. Karstetter, Deputy Treasurer
John H. Costello, Assistant Treasurer
Thomas J. Simpson, Assistant Treasurer

BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *

* INDEPENDENT TRUSTEES

ADVISORY BOARD
J. Gary Burkhead
Abigail P. Johnson
Ned C. Lautenbach

GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA

TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

CUSTODIAN
The Bank of New York
New York, NY

FOCUS FUNDS
Fidelity Advisor Consumer
Industries Fund
Fidelity Advisor Cyclical
Industries Fund
Fidelity Advisor Financial
Services Fund
Fidelity Advisor Health Care Fund
Fidelity Advisor Natural
Resources Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Utilities Growth Fund

GROWTH FUNDS
Fidelity Advisor Latin America Fund
Fidelity Advisor Emerging Asia Fund
Fidelity Advisor Japan Fund
Fidelity Advisor Europe Capital Appreciation Fund
Fidelity Advisor International
Capital Appreciation Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Diversified International Fund
Fidelity Advisor Global Equity Fund
Fidelity Advisor TechnoQuant(registered trademark)
Growth Fund
Fidelity Advisor Small Cap Fund
Fidelity Advisor Value Strategies Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Retirement Growth Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Large Cap Fund
Fidelity Advisor Dividend Growth Fund
Fidelity Advisor Growth
Opportunities Fund

HIM-ANN-1299  88208
1.538412.102

GROWTH AND INCOME FUNDS
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund

TAXABLE INCOME FUNDS
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor High Yield Fund
Fidelity Advisor High Income Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Mortgage
Securities Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor Short Fixed-Income Fund

MUNICIPAL FUNDS
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Intermediate Municipal Income Fund

MONEY MARKET FUNDS
Prime Fund
Treasury Fund
Tax-Exempt Fund

(2_FIDELITY_LOGOS)(registered trademark)



FIDELITY(REGISTERED TRADEMARK) ADVISOR
MUNICIPAL INCOME FUND -
CLASS A, CLASS T, CLASS B
AND CLASS C

ANNUAL REPORT
OCTOBER 31, 1999

(2_FIDELITY_LOGOS)(registered trademark)

CONTENTS


PRESIDENT'S MESSAGE    3   Ned Johnson on investing
                           strategies.

PERFORMANCE            4   How the fund has done over
                           time.

FUND TALK              19  The manager's review of fund
                           performance, strategy and
                           outlook.

INVESTMENT CHANGES     22  A summary of major shifts in
                           the fund's investments over
                           the past six months.

INVESTMENTS            23  A complete list of the fund's
                           investments with their
                           market values.

FINANCIAL STATEMENTS   37  Statements of assets and
                           liabilities, operations, and
                           changes in net assets,  as
                           well as financial highlights.

NOTES                  46  Notes to the financial
                           statements.

REPORT OF INDEPENDENT  53  The auditors' opinion.
ACCOUNTANTS

DISTRIBUTIONS          54


Third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report is printed on recycled paper using soy-based inks.

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE
SUBMITTED FOR THE GENERAL INFORMATION
OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS
IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.

MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED
BY,
ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC,
FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT
INVESTED.

NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY ADVISOR FUND, INCLUDING CHARGES AND EXPENSES, CONTACT YOUR
INVESTMENT PROFESSIONAL FOR A FREE PROSPECTUS. READ IT CAREFULLY
BEFORE YOU INVEST OR SEND MONEY.

PRESIDENT'S MESSAGE


(PHOTO_OF_EDWARD_C_JOHNSON_3D)

DEAR SHAREHOLDER:

All major U.S. equity market indexes posted positive returns for the month of October, led by the technology-heavy NASDAQ Index, which climbed to a record high close during the month. Domestic bonds, however, turned in relatively flat performance, due in large part to lingering fears of a potential interest rate hike by the Federal Reserve Board, and its adoption of a tightening bias during the first week of the month.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.

An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.

If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

Remember to contact your investment professional if you need help with your investments.

Best regards,
Edward C. Johnson 3d

FIDELITY ADVISOR MUNICIPAL INCOME FUND - CLASS A
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the class' income, as reflected in its yield, to measure performance. The initial offering of Class A shares took place on September 3, 1996. Class A shares bear a 0.15% 12b-1 fee. Returns prior to September 3, 1996 are those of Class T, the original class of the fund, and reflect Class T shares' 0.25% 12b-1 fee. If Fidelity had not reimbursed certain class expenses, the past five years and past ten years total returns would have been lower.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED OCTOBER 31, 1999     PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY ADV MUNICIPAL INCOME      -2.36%       35.23%        100.50%
- CL A

FIDELITY ADV MUNICIPAL INCOME      -6.99%       28.81%        90.98%
- CL A  (INCL. 4.75% SALES
CHARGE)

LB Municipal Bond                  -1.77%       39.75%        99.11%

General Municipal Debt Funds       -4.18%       33.04%        86.71%
Average

CUMULATIVE TOTAL RETURNS show Class A's performance in percentage terms over a set period - in this case, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class A's returns to those of the Lehman Brothers Municipal Bond Index - a market value-weighted index of investment-grade municipal bonds with maturities of one year or more. To measure how Class A's performance stacked up against its peers, you can compare it to the general municipal debt funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past one year average represents a peer group of 263 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED OCTOBER 31, 1999   PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY ADV MUNICIPAL INCOME    -2.36%       6.22%         7.20%
- CL A

FIDELITY ADV MUNICIPAL INCOME    -6.99%       5.19%         6.68%
- CL A  (INCL. 4.75% SALES
CHARGE)

LB Municipal Bond                -1.77%       6.92%         7.13%

General Municipal Debt Funds     -4.18%       5.87%         6.43%
Average

AVERAGE ANNUAL TOTAL RETURNS take Class A shares' cumulative return and show you what would have happened if Class A shares had performed at a constant rate each year.

$10,000 OVER 10 YEARS
             FA Municipal Income -CL A   LB Municipal Bond
             00257                       LB015
  1989/10/31       9525.00                    10000.00
  1989/11/30       9642.26                    10175.00
  1989/12/31       9733.93                    10258.23
  1990/01/31       9749.29                    10209.71
  1990/02/28       9819.16                    10300.58
  1990/03/31       9880.76                    10303.67
  1990/04/30       9790.39                    10229.07
  1990/05/31       9991.02                    10452.37
  1990/06/30      10108.74                    10544.24
  1990/07/31      10264.65                    10699.25
  1990/08/31      10195.39                    10543.89
  1990/09/30      10267.89                    10549.90
  1990/10/31      10408.86                    10741.28
  1990/11/30      10667.13                    10957.28
  1990/12/31      10735.18                    11004.95
  1991/01/31      10860.12                    11152.64
  1991/02/28      10943.62                    11249.66
  1991/03/31      11007.96                    11253.71
  1991/04/30      11187.20                    11403.39
  1991/05/31      11325.48                    11504.76
  1991/06/30      11351.84                    11493.37
  1991/07/31      11498.63                    11633.36
  1991/08/31      11602.47                    11786.57
  1991/09/30      11738.56                    11940.04
  1991/10/31      11868.63                    12047.50
  1991/11/30      11913.28                    12081.11
  1991/12/31      12042.85                    12340.37
  1992/01/31      12176.34                    12368.51
  1992/02/29      12242.49                    12372.46
  1992/03/31      12303.91                    12377.04
  1992/04/30      12414.96                    12487.20
  1992/05/31      12526.33                    12634.17
  1992/06/30      12698.09                    12846.17
  1992/07/31      13140.25                    13231.30
  1992/08/31      13038.49                    13102.30
  1992/09/30      13119.86                    13187.98
  1992/10/31      12961.53                    13058.35
  1992/11/30      13221.30                    13292.22
  1992/12/31      13380.71                    13427.94
  1993/01/31      13607.04                    13584.10
  1993/02/28      14087.51                    14075.44
  1993/03/31      13940.58                    13926.66
  1993/04/30      14088.41                    14067.18
  1993/05/31      14205.08                    14146.24
  1993/06/30      14432.83                    14382.34
  1993/07/31      14443.55                    14401.18
  1993/08/31      14815.55                    14701.01
  1993/09/30      15020.71                    14868.46
  1993/10/31      15028.77                    14897.15
  1993/11/30      14881.89                    14765.91
  1993/12/31      15225.54                    15077.62
  1994/01/31      15402.83                    15249.80
  1994/02/28      14995.73                    14854.83
  1994/03/31      14196.41                    14249.95
  1994/04/30      14290.61                    14370.79
  1994/05/31      14375.12                    14495.38
  1994/06/30      14322.20                    14406.81
  1994/07/31      14580.55                    14670.89
  1994/08/31      14603.45                    14721.65
  1994/09/30      14374.69                    14505.54
  1994/10/31      14122.70                    14247.92
  1994/11/30      13668.66                    13990.32
  1994/12/31      13999.94                    14298.24
  1995/01/31      14472.89                    14706.89
  1995/02/28      14862.84                    15134.56
  1995/03/31      14940.99                    15308.46
  1995/04/30      14990.10                    15326.52
  1995/05/31      15469.80                    15815.59
  1995/06/30      15348.45                    15678.00
  1995/07/31      15398.45                    15826.63
  1995/08/31      15554.23                    16027.31
  1995/09/30      15679.66                    16128.76
  1995/10/31      15888.38                    16363.27
  1995/11/30      16188.26                    16634.74
  1995/12/31      16331.19                    16794.60
  1996/01/31      16420.27                    16921.40
  1996/02/29      16394.84                    16807.18
  1996/03/31      16048.42                    16592.38
  1996/04/30      15984.31                    16545.43
  1996/05/31      15965.46                    16538.81
  1996/06/30      16151.45                    16718.92
  1996/07/31      16257.01                    16871.06
  1996/08/31      16292.40                    16867.01
  1996/09/30      16437.73                    17103.15
  1996/10/31      16599.97                    17296.58
  1996/11/30      16890.01                    17613.11
  1996/12/31      16827.29                    17539.14
  1997/01/31      16903.32                    17572.28
  1997/02/28      17054.66                    17733.60
  1997/03/31      16866.51                    17497.21
  1997/04/30      17008.53                    17643.66
  1997/05/31      17211.58                    17909.02
  1997/06/30      17427.39                    18099.75
  1997/07/31      17924.95                    18601.12
  1997/08/31      17761.26                    18426.82
  1997/09/30      17994.87                    18645.55
  1997/10/31      18097.79                    18765.44
  1997/11/30      18214.66                    18875.78
  1997/12/31      18508.35                    19151.18
  1998/01/31      18686.48                    19348.82
  1998/02/28      18692.48                    19354.62
  1998/03/31      18751.95                    19371.66
  1998/04/30      18655.47                    19284.29
  1998/05/31      18940.70                    19589.56
  1998/06/30      19009.91                    19666.74
  1998/07/31      19051.06                    19716.11
  1998/08/31      19338.44                    20020.72
  1998/09/30      19563.06                    20270.18
  1998/10/31      19558.88                    20269.77
  1998/11/30      19631.21                    20340.92
  1998/12/31      19658.83                    20392.18
  1999/01/31      19875.77                    20634.64
  1999/02/28      19754.51                    20544.47
  1999/03/31      19753.05                    20573.03
  1999/04/30      19795.75                    20624.25
  1999/05/31      19666.19                    20504.84
  1999/06/30      19357.01                    20209.57
  1999/07/31      19418.29                    20283.13
  1999/08/31      19269.45                    20120.87
  1999/09/30      19295.71                    20129.12
  1999/10/29      19098.05                    19910.92
IMATRL PRASUN   SHR__CHT 19991031 19991115 094513 R00000000000123

$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Municipal Income Fund - Class A on October 31, 1989, and the current 4.75% sales charge was paid. As the chart shows, by October 31, 1999, the value of the investment would have grown to $19,098 - a 90.98% increase on the initial investment. For comparison, look at how the Lehman Brothers Municipal Bond Index did over the same period. With dividends reinvested, the same $10,000 would have grown to $19,911 - a 99.11% increase.

(checkmark)UNDERSTANDING
PERFORMANCE

How a fund did yesterday is
no guarantee of how it will do
tomorrow. Bond prices, for
example, generally move in
the opposite direction of
interest rates. In turn, the
share price, return and yield
of a fund that invests in bonds
will vary. That means if you
sell your shares during a
market downturn, you might
lose money. But if you can
ride out the market's ups and
downs, you may have a gain.

TOTAL RETURN COMPONENTS

                  YEARS ENDED OCTOBER 31,                SEPTEMBER 3, 1996
                                                         (COMMENCEMENT OF SALE OF
                                                         CLASS A SHARES) TO OCTOBER 31,

                  1999                     1998   1997   1996

Dividend returns  4.42%                    4.86%  5.51%  0.89%

Capital returns   -6.78%                   3.21%  3.51%   0.95%

Total returns     -2.36%                   8.07%  9.02%  1.84%


TOTAL RETURN COMPONENTS include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the class. A capital return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains, if any, paid by the class are reinvested and exclude the effect of sales charges.

DIVIDENDS AND YIELD

PERIODS ENDED OCTOBER 31, 1999   PAST 1 MONTH  PAST 6 MONTHS  PAST 1 YEAR

Dividends per share              4.85(cents)   28.63(cents)   56.75(cents)

Annualized dividend rate         4.87%         4.73%          4.64%

30-day annualized yield          4.57%         -              -

30-day annualized                7.14%         -              -
tax-equivalent yield

DIVIDENDS per share show the income paid by the class for a set period and do not reflect any tax reclassifications. If you annualize this number, based on an average share price of $11.73 over the past one month, $12.00 over the past six months and $12.24 over the past one year, you can compare the class' income over these three periods. The 30-day annualized YIELD is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. The offering share price used in the calculation of the yield includes the effect of Class A's current 4.75% sales charge. The tax-equivalent yield shows what you would have to earn on a taxable investment to equal the class' tax-free yield, if you're in the 36% federal tax bracket, but does not reflect payment of the federal alternative minimum tax, if applicable.

FIDELITY ADVISOR MUNICIPAL INCOME FUND - CLASS T
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the class' income, as reflected in its yield, to measure performance. If Fidelity had not reimbursed certain class expenses, the past 10 years total return would have been lower.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED OCTOBER 31, 1999     PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY ADV MUNICIPAL INCOME      -2.53%       35.18%        100.43%
- CL T

FIDELITY ADV MUNICIPAL INCOME      -5.95%       30.45%        93.42%
- CL T  (INCL. 3.50% SALES
CHARGE)

LB Municipal Bond                  -1.77%       39.75%        99.11%

General Municipal Debt Funds       -4.18%       33.04%        86.71%
Average

CUMULATIVE TOTAL RETURNS show Class T's performance in percentage terms over a set period - in this case, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class T's returns to those of the Lehman Brothers Municipal Bond Index - a market value-weighted index of investment-grade municipal bonds with maturities of one year or more. To measure how Class T's performance stacked up against its peers, you can compare it to the general municipal debt funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past one year average represents a peer group of 263 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED OCTOBER 31, 1999   PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY ADV MUNICIPAL INCOME    -2.53%       6.21%         7.20%
- CL T

FIDELITY ADV MUNICIPAL INCOME    -5.95%       5.46%         6.82%
- CL T  (INCL. 3.50% SALES
CHARGE)

LB Municipal Bond                -1.77%       6.92%         7.13%

General Municipal Debt Funds     -4.18%       5.87%         6.43%
Average

AVERAGE ANNUAL TOTAL RETURNS take Class T shares' cumulative return and show you what would have happened if Class T shares had performed at a constant rate each year.

$10,000 OVER 10 YEARS
             FA Municipal Income -CL T   LB Municipal Bond
             00169                       LB015
  1989/10/31       9650.00                    10000.00
  1989/11/30       9768.80                    10175.00
  1989/12/31       9861.67                    10258.23
  1990/01/31       9877.23                    10209.71
  1990/02/28       9948.02                    10300.58
  1990/03/31      10010.43                    10303.67
  1990/04/30       9918.87                    10229.07
  1990/05/31      10122.14                    10452.37
  1990/06/30      10241.40                    10544.24
  1990/07/31      10399.36                    10699.25
  1990/08/31      10329.19                    10543.89
  1990/09/30      10402.64                    10549.90
  1990/10/31      10545.46                    10741.28
  1990/11/30      10807.12                    10957.28
  1990/12/31      10876.06                    11004.95
  1991/01/31      11002.64                    11152.64
  1991/02/28      11087.24                    11249.66
  1991/03/31      11152.42                    11253.71
  1991/04/30      11334.01                    11403.39
  1991/05/31      11474.11                    11504.76
  1991/06/30      11500.82                    11493.37
  1991/07/31      11649.53                    11633.36
  1991/08/31      11754.73                    11786.57
  1991/09/30      11892.61                    11940.04
  1991/10/31      12024.39                    12047.50
  1991/11/30      12069.62                    12081.11
  1991/12/31      12200.89                    12340.37
  1992/01/31      12336.14                    12368.51
  1992/02/29      12403.16                    12372.46
  1992/03/31      12465.38                    12377.04
  1992/04/30      12577.88                    12487.20
  1992/05/31      12690.72                    12634.17
  1992/06/30      12864.73                    12846.17
  1992/07/31      13312.69                    13231.30
  1992/08/31      13209.60                    13102.30
  1992/09/30      13292.04                    13187.98
  1992/10/31      13131.63                    13058.35
  1992/11/30      13394.81                    13292.22
  1992/12/31      13556.31                    13427.94
  1993/01/31      13785.61                    13584.10
  1993/02/28      14272.39                    14075.44
  1993/03/31      14123.53                    13926.66
  1993/04/30      14273.30                    14067.18
  1993/05/31      14391.50                    14146.24
  1993/06/30      14622.24                    14382.34
  1993/07/31      14633.10                    14401.18
  1993/08/31      15009.98                    14701.01
  1993/09/30      15217.84                    14868.46
  1993/10/31      15226.00                    14897.15
  1993/11/30      15077.19                    14765.91
  1993/12/31      15425.35                    15077.62
  1994/01/31      15604.97                    15249.80
  1994/02/28      15192.53                    14854.83
  1994/03/31      14382.72                    14249.95
  1994/04/30      14478.15                    14370.79
  1994/05/31      14563.77                    14495.38
  1994/06/30      14510.15                    14406.81
  1994/07/31      14771.89                    14670.89
  1994/08/31      14795.10                    14721.65
  1994/09/30      14563.33                    14505.54
  1994/10/31      14308.04                    14247.92
  1994/11/30      13848.04                    13990.32
  1994/12/31      14183.66                    14298.24
  1995/01/31      14662.82                    14706.89
  1995/02/28      15057.90                    15134.56
  1995/03/31      15137.07                    15308.46
  1995/04/30      15186.82                    15326.52
  1995/05/31      15672.82                    15815.59
  1995/06/30      15549.87                    15678.00
  1995/07/31      15600.53                    15826.63
  1995/08/31      15758.35                    16027.31
  1995/09/30      15885.43                    16128.76
  1995/10/31      16096.89                    16363.27
  1995/11/30      16400.70                    16634.74
  1995/12/31      16545.51                    16794.60
  1996/01/31      16635.76                    16921.40
  1996/02/29      16610.00                    16807.18
  1996/03/31      16259.03                    16592.38
  1996/04/30      16194.08                    16545.43
  1996/05/31      16174.98                    16538.81
  1996/06/30      16363.41                    16718.92
  1996/07/31      16470.36                    16871.06
  1996/08/31      16506.21                    16867.01
  1996/09/30      16654.34                    17103.15
  1996/10/31      16850.26                    17296.58
  1996/11/30      17099.26                    17613.11
  1996/12/31      17033.52                    17539.14
  1997/01/31      17109.98                    17572.28
  1997/02/28      17277.37                    17733.60
  1997/03/31      17087.14                    17497.21
  1997/04/30      17230.58                    17643.66
  1997/05/31      17436.13                    17909.02
  1997/06/30      17654.41                    18099.75
  1997/07/31      18158.02                    18601.12
  1997/08/31      18007.37                    18426.82
  1997/09/30      18229.05                    18645.55
  1997/10/31      18348.67                    18765.44
  1997/11/30      18449.05                    18875.78
  1997/12/31      18759.65                    19151.18
  1998/01/31      18940.44                    19348.82
  1998/02/28      18961.30                    19354.62
  1998/03/31      19007.24                    19371.66
  1998/04/30      18910.32                    19284.29
  1998/05/31      19200.14                    19589.56
  1998/06/30      19270.68                    19666.74
  1998/07/31      19313.18                    19716.11
  1998/08/31      19605.05                    20020.72
  1998/09/30      19832.99                    20270.18
  1998/10/31      19844.33                    20269.77
  1998/11/30      19900.07                    20340.92
  1998/12/31      19926.10                    20392.18
  1999/01/31      20143.76                    20634.64
  1999/02/28      20019.22                    20544.47
  1999/03/31      20016.13                    20573.03
  1999/04/30      20057.74                    20624.25
  1999/05/31      19924.84                    20504.84
  1999/06/30      19610.01                    20209.57
  1999/07/31      19686.66                    20283.13
  1999/08/31      19534.44                    20120.87
  1999/09/30      19543.06                    20129.12
  1999/10/29      19341.54                    19910.92
IMATRL PRASUN   SHR__CHT 19991031 19991115 094545 R00000000000123

$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Municipal Income Fund - Class T on October 31, 1989, and the current 3.50% sales charge was paid. As the chart shows, by October 31, 1999, the value of the investment would have grown to $19,342 - a 93.42% increase on the initial investment. For comparison, look at how the Lehman Brothers Municipal Bond Index did over the same period. With dividends reinvested, the same $10,000 would have grown to $19,911 - a 99.11% increase.

(checkmark)UNDERSTANDING
PERFORMANCE

How a fund did yesterday is
no guarantee of how it will do
tomorrow. Bond prices, for
example, generally move in
the opposite direction of
interest rates. In turn, the
share price, return and yield
of a fund that invests in bonds
will vary. That means if you
sell your shares during a
market downturn, you might
lose money. But if you can
ride out the market's ups and
downs, you may have a gain.

TOTAL RETURN COMPONENTS

                          YEARS ENDED OCTOBER 31,

                  1999    1998   1997   1996     1995

Dividend returns  4.32%   4.86%  5.47%  5.69%    6.62%

Capital returns   -6.85%  3.29%  3.42%   -1.01%   5.88%

Total returns     -2.53%  8.15%  8.89%  4.68%    12.50%

TOTAL RETURN COMPONENTS include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the class. A capital return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains, if any, paid by the class are reinvested and exclude the effect of sales charges.

DIVIDENDS AND YIELD

PERIODS ENDED OCTOBER 31, 1999   PAST 1 MONTH  PAST 6 MONTHS  PAST 1 YEAR

Dividends per share              4.76(cents)   28.03(cents)   55.47(cents)

Annualized dividend rate         4.77%         4.63%          4.52%

30-day annualized yield          4.55%         -              -

30-day annualized                7.11%         -              -
tax-equivalent yield

DIVIDENDS per share show the income paid by the class for a set period and do not reflect any tax reclassifications. If you annualize this number, based on an average share price of $11.74 over the past one month, $12.01 over the past six months and $12.26 over the past one year, you can compare the class' income over these three periods. The 30-day annualized YIELD is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. The offering share price used in the calculation of the yield includes the effect of Class T's current 3.50% sales charge. The tax-equivalent yield shows what you would have to earn on a taxable investment to equal the class' tax-free yield, if you're in the 36% federal tax bracket, but does not reflect payment of the federal alternative minimum tax, if applicable.

FIDELITY ADVISOR MUNICIPAL INCOME FUND - CLASS B
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the class' income, as reflected in its yield, to measure performance. The initial offering of Class B shares took place on June 30, 1994. Class B shares bear a 0.90% 12b-1 fee (1.00% prior to January 1, 1996). Returns prior to June 30, 1994 are those of Class T, the original class of the fund, and reflect Class T shares' 0.25% 12b-1 fee. Had Class B shares' 12b-1 fee been reflected, returns prior to June 30, 1994 would have been lower. Class B shares' contingent deferred sales charges included in the past one year, past five years and past 10 years total return figures are 5%, 2% and 0%, respectively. If Fidelity had not reimbursed certain class expenses, the past five years and past 10 years total returns would have been lower.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED OCTOBER 31, 1999     PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY ADV MUNICIPAL INCOME      -3.16%       30.58%        92.69%
- CL B

FIDELITY ADV MUNICIPAL INCOME      -7.82%       28.58%        92.69%
- CL B  (INCL. CONTINGENT
DEFERRED SALES CHARGE)

LB Municipal Bond                  -1.77%       39.75%        99.11%

General Municipal Debt Funds       -4.18%       33.04%        86.71%
Average

CUMULATIVE TOTAL RETURNS show Class B's performance in percentage terms over a set period - in this case, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class B's returns to those of the Lehman Brothers Municipal Bond Index - a market value-weighted index of investment-grade municipal bonds with maturities of one year or more. To measure how Class B's performance stacked up against its peers, you can compare it to the general municipal debt funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past one year average represents a peer group of 263 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED OCTOBER 31, 1999   PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY ADV MUNICIPAL INCOME    -3.16%       5.48%         6.78%
- CL B

FIDELITY ADV MUNICIPAL INCOME    -7.82%       5.16%         6.78%
- CL B  (INCL. CONTINGENT
DEFERRED SALES CHARGE)

LB Municipal Bond                -1.77%       6.92%         7.13%

General Municipal Debt Funds     -4.18%       5.87%         6.43%
Average

AVERAGE ANNUAL TOTAL RETURNS take Class B shares' cumulative return and show you what would have happened if Class B shares had performed at a constant rate each year.

$10,000 OVER 10 YEARS
             FA Municipal Income -CL B   LB Municipal Bond
             00669                       LB015
  1989/10/31      10000.00                    10000.00
  1989/11/30      10123.11                    10175.00
  1989/12/31      10219.35                    10258.23
  1990/01/31      10235.47                    10209.71
  1990/02/28      10308.83                    10300.58
  1990/03/31      10373.50                    10303.67
  1990/04/30      10278.62                    10229.07
  1990/05/31      10489.26                    10452.37
  1990/06/30      10612.85                    10544.24
  1990/07/31      10776.54                    10699.25
  1990/08/31      10703.82                    10543.89
  1990/09/30      10779.93                    10549.90
  1990/10/31      10927.93                    10741.28
  1990/11/30      11199.08                    10957.28
  1990/12/31      11270.53                    11004.95
  1991/01/31      11401.70                    11152.64
  1991/02/28      11489.36                    11249.66
  1991/03/31      11556.91                    11253.71
  1991/04/30      11745.09                    11403.39
  1991/05/31      11890.27                    11504.76
  1991/06/30      11917.94                    11493.37
  1991/07/31      12072.05                    11633.36
  1991/08/31      12181.07                    11786.57
  1991/09/30      12323.95                    11940.04
  1991/10/31      12460.51                    12047.50
  1991/11/30      12507.38                    12081.11
  1991/12/31      12643.41                    12340.37
  1992/01/31      12783.56                    12368.51
  1992/02/29      12853.01                    12372.46
  1992/03/31      12917.49                    12377.04
  1992/04/30      13034.08                    12487.20
  1992/05/31      13151.00                    12634.17
  1992/06/30      13331.33                    12846.17
  1992/07/31      13795.53                    13231.30
  1992/08/31      13688.71                    13102.30
  1992/09/30      13774.13                    13187.98
  1992/10/31      13607.90                    13058.35
  1992/11/30      13880.63                    13292.22
  1992/12/31      14047.99                    13427.94
  1993/01/31      14285.60                    13584.10
  1993/02/28      14790.04                    14075.44
  1993/03/31      14635.78                    13926.66
  1993/04/30      14790.98                    14067.18
  1993/05/31      14913.47                    14146.24
  1993/06/30      15152.58                    14382.34
  1993/07/31      15163.83                    14401.18
  1993/08/31      15554.38                    14701.01
  1993/09/30      15769.78                    14868.46
  1993/10/31      15778.24                    14897.15
  1993/11/30      15624.03                    14765.91
  1993/12/31      15984.82                    15077.62
  1994/01/31      16170.95                    15249.80
  1994/02/28      15743.55                    14854.83
  1994/03/31      14904.37                    14249.95
  1994/04/30      15003.27                    14370.79
  1994/05/31      15091.99                    14495.38
  1994/06/30      15036.43                    14406.81
  1994/07/31      15288.20                    14670.89
  1994/08/31      15312.55                    14721.65
  1994/09/30      15058.64                    14505.54
  1994/10/31      14756.76                    14247.92
  1994/11/30      14272.68                    13990.32
  1994/12/31      14622.83                    14298.24
  1995/01/31      15094.05                    14706.89
  1995/02/28      15491.15                    15134.56
  1995/03/31      15562.65                    15308.46
  1995/04/30      15590.25                    15326.52
  1995/05/31      16079.86                    15815.59
  1995/06/30      15943.22                    15678.00
  1995/07/31      15984.94                    15826.63
  1995/08/31      16136.65                    16027.31
  1995/09/30      16257.20                    16128.76
  1995/10/31      16464.28                    16363.27
  1995/11/30      16765.80                    16634.74
  1995/12/31      16903.86                    16794.60
  1996/01/31      16987.41                    16921.40
  1996/02/29      16952.21                    16807.18
  1996/03/31      16584.07                    16592.38
  1996/04/30      16507.54                    16545.43
  1996/05/31      16477.26                    16538.81
  1996/06/30      16659.38                    16718.92
  1996/07/31      16759.01                    16871.06
  1996/08/31      16786.68                    16867.01
  1996/09/30      16928.31                    17103.15
  1996/10/31      17118.79                    17296.58
  1996/11/30      17364.34                    17613.11
  1996/12/31      17289.09                    17539.14
  1997/01/31      17343.66                    17572.28
  1997/02/28      17519.57                    17733.60
  1997/03/31      17317.42                    17497.21
  1997/04/30      17439.37                    17643.66
  1997/05/31      17654.06                    17909.02
  1997/06/30      17851.47                    18099.75
  1997/07/31      18351.93                    18601.12
  1997/08/31      18188.33                    18426.82
  1997/09/30      18403.16                    18645.55
  1997/10/31      18514.58                    18765.44
  1997/11/30      18621.70                    18875.78
  1997/12/31      18910.33                    19151.18
  1998/01/31      19097.25                    19348.82
  1998/02/28      19092.60                    19354.62
  1998/03/31      19128.41                    19371.66
  1998/04/30      19020.07                    19284.29
  1998/05/31      19302.13                    19589.56
  1998/06/30      19362.87                    19666.74
  1998/07/31      19395.31                    19716.11
  1998/08/31      19678.75                    20020.72
  1998/09/30      19897.64                    20270.18
  1998/10/31      19898.49                    20269.77
  1998/11/30      19943.98                    20340.92
  1998/12/31      19959.54                    20392.18
  1999/01/31      20167.53                    20634.64
  1999/02/28      20031.83                    20544.47
  1999/03/31      20018.03                    20573.03
  1999/04/30      20049.00                    20624.25
  1999/05/31      19905.14                    20504.84
  1999/06/30      19579.32                    20209.57
  1999/07/31      19629.21                    20283.13
  1999/08/31      19466.50                    20120.87
  1999/09/30      19481.10                    20129.12
  1999/10/29      19269.32                    19910.92
IMATRL PRASUN   SHR__CHT 19991031 19991115 094519 R00000000000123

$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Municipal Income Fund - Class B on October 31, 1989. As the chart shows, by October 31, 1999, the value of the investment would have grown to $19,269 - a 92.69% increase on the initial investment. For comparison, look at how the Lehman Brothers Municipal Bond Index did over the same period. With dividends reinvested, the same $10,000 would have grown to $19,911 - a 99.11% increase.

(checkmark)UNDERSTANDING
PERFORMANCE

How a fund did yesterday is
no guarantee of how it will do
tomorrow. Bond prices, for
example, generally move in
the opposite direction of
interest rates. In turn, the share
price, return and yield of a
fund that invests in bonds will
vary. That means if you sell
your shares during a market
downturn, you might lose
money. But if you can ride out
the market's ups and downs,
you may have a gain.

TOTAL RETURN COMPONENTS

                  YEARS ENDED OCTOBER 31,

                  1999         1998   1997   1996     1995

Dividend returns  3.69%        4.17%  4.81%  4.99%    5.77%

Capital returns   -6.85%       3.30%  3.34%   -1.01%   5.80%

Total returns     -3.16%       7.47%  8.15%  3.98%    11.57%

TOTAL RETURN COMPONENTS include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the class. A capital return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains, if any, paid by the class are reinvested and exclude the effect of sales charges.

DIVIDENDS AND YIELD

PERIODS ENDED OCTOBER 31, 1999   PAST 1 MONTH  PAST 6 MONTHS  PAST 1 YEAR

Dividends per share              4.13(cents)   24.17(cents)   47.62(cents)

Annualized dividend rate         4.15%         4.00%          3.89%

30-day annualized yield          4.08%         -              -

30-day annualized                6.38%         -              -
tax-equivalent yield

DIVIDENDS per share show the income paid by the class for a set period and do not reflect any tax reclassifications. If you annualize this number, based on an average share price of $11.71 over the past one month, $11.98 over the past six months, and $12.23 over the past one year, you can compare the class' income over these three periods. The 30-day annualized YIELD is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. The offering share price used in the calculation of the yield excludes the effect of Class B's contingent deferred sales charge. The tax-equivalent yield shows what you would have to earn on a taxable investment to equal the class' tax-free yield, if you're in the 36% federal tax bracket, but does not reflect payment of the federal alternative minimum tax, if applicable.

FIDELITY ADVISOR MUNICIPAL INCOME FUND - CLASS C
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the class' income, as reflected in its yield, to measure performance. The initial offering of Class C shares took place on November 3, 1997. Class C shares bear a 1.00% 12b-1 fee. Returns between June 30, 1994 and November 3, 1997 are those of Class B shares and reflect Class B shares' 0.90% (1.00% prior to January 1,
1996) 12b-1 fee. Returns prior to June 30, 1994 are those of Class T, the original class of the fund, and reflect Class T shares' 0.25% 12b-1 fee. Had Class C shares' 12b-1 fee been reflected, returns between November 3, 1997 and January 1, 1996 and prior to June 30, 1994 would have been lower. Class C shares' contingent deferred sales charge included in the past one year, past five year and past 10 year total return figures are 1%, 0%, and 0%, respectively. If Fidelity had not reimbursed certain class expenses, the past five years and past 10 years total returns would have been lower.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED OCTOBER 31, 1999     PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY ADV MUNICIPAL INCOME      -3.24%       30.12%        92.01%
- CL C

FIDELITY ADV MUNICIPAL INCOME      -4.17%       30.12%        92.01%
- CL C  (INCL. CONTINGENT
DEFERRED SALES CHARGE)

LB Municipal Bond                  -1.77%       39.75%        99.11%

General Municipal Debt Funds       -4.18%       33.04%        86.71%
Average

CUMULATIVE TOTAL RETURNS show Class C's performance in percentage terms over a set period - in this case, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class C's returns to those of the Lehman Brothers Municipal Bond Index - a market value-weighted index of investment-grade municipal bonds with maturities of one year or more. To measure how Class C's performance stacked up against its peers, you can compare it to the general municipal debt funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past one year average represents a peer group of 263 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED OCTOBER 31, 1999   PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY ADV MUNICIPAL INCOME    -3.24%       5.41%         6.74%
- CL C

FIDELITY ADV MUNICIPAL INCOME    -4.17%       5.41%         6.74%
- CL C  (INCL. CONTINGENT
DEFERRED SALES CHARGE)

LB Municipal Bond                -1.77%       6.92%         7.13%

General Municipal Debt Funds     -4.18%       5.87%         6.43%
Average

AVERAGE ANNUAL TOTAL RETURNS take Class C shares' cumulative return and show you what would have happened if Class C shares had performed at a constant rate each year.

$10,000 OVER 10 YEARS
             FA Municipal Income -CL C   LB Municipal Bond
             00490                       LB015
  1989/10/31      10000.00                    10000.00
  1989/11/30      10123.11                    10175.00
  1989/12/31      10219.35                    10258.23
  1990/01/31      10235.47                    10209.71
  1990/02/28      10308.83                    10300.58
  1990/03/31      10373.50                    10303.67
  1990/04/30      10278.62                    10229.07
  1990/05/31      10489.26                    10452.37
  1990/06/30      10612.85                    10544.24
  1990/07/31      10776.54                    10699.25
  1990/08/31      10703.82                    10543.89
  1990/09/30      10779.93                    10549.90
  1990/10/31      10927.93                    10741.28
  1990/11/30      11199.08                    10957.28
  1990/12/31      11270.53                    11004.95
  1991/01/31      11401.70                    11152.64
  1991/02/28      11489.36                    11249.66
  1991/03/31      11556.91                    11253.71
  1991/04/30      11745.09                    11403.39
  1991/05/31      11890.27                    11504.76
  1991/06/30      11917.94                    11493.37
  1991/07/31      12072.05                    11633.36
  1991/08/31      12181.07                    11786.57
  1991/09/30      12323.95                    11940.04
  1991/10/31      12460.51                    12047.50
  1991/11/30      12507.38                    12081.11
  1991/12/31      12643.41                    12340.37
  1992/01/31      12783.56                    12368.51
  1992/02/29      12853.01                    12372.46
  1992/03/31      12917.49                    12377.04
  1992/04/30      13034.08                    12487.20
  1992/05/31      13151.00                    12634.17
  1992/06/30      13331.33                    12846.17
  1992/07/31      13795.53                    13231.30
  1992/08/31      13688.71                    13102.30
  1992/09/30      13774.13                    13187.98
  1992/10/31      13607.90                    13058.35
  1992/11/30      13880.63                    13292.22
  1992/12/31      14047.99                    13427.94
  1993/01/31      14285.60                    13584.10
  1993/02/28      14790.04                    14075.44
  1993/03/31      14635.78                    13926.66
  1993/04/30      14790.98                    14067.18
  1993/05/31      14913.47                    14146.24
  1993/06/30      15152.58                    14382.34
  1993/07/31      15163.83                    14401.18
  1993/08/31      15554.38                    14701.01
  1993/09/30      15769.78                    14868.46
  1993/10/31      15778.24                    14897.15
  1993/11/30      15624.03                    14765.91
  1993/12/31      15984.82                    15077.62
  1994/01/31      16170.95                    15249.80
  1994/02/28      15743.55                    14854.83
  1994/03/31      14904.37                    14249.95
  1994/04/30      15003.27                    14370.79
  1994/05/31      15091.99                    14495.38
  1994/06/30      15036.43                    14406.81
  1994/07/31      15288.20                    14670.89
  1994/08/31      15312.55                    14721.65
  1994/09/30      15058.64                    14505.54
  1994/10/31      14756.76                    14247.92
  1994/11/30      14272.68                    13990.32
  1994/12/31      14622.83                    14298.24
  1995/01/31      15094.05                    14706.89
  1995/02/28      15491.15                    15134.56
  1995/03/31      15562.65                    15308.46
  1995/04/30      15590.25                    15326.52
  1995/05/31      16079.86                    15815.59
  1995/06/30      15943.22                    15678.00
  1995/07/31      15984.94                    15826.63
  1995/08/31      16136.65                    16027.31
  1995/09/30      16257.20                    16128.76
  1995/10/31      16464.28                    16363.27
  1995/11/30      16765.80                    16634.74
  1995/12/31      16903.86                    16794.60
  1996/01/31      16987.41                    16921.40
  1996/02/29      16952.21                    16807.18
  1996/03/31      16584.07                    16592.38
  1996/04/30      16507.54                    16545.43
  1996/05/31      16477.26                    16538.81
  1996/06/30      16659.38                    16718.92
  1996/07/31      16759.01                    16871.06
  1996/08/31      16786.68                    16867.01
  1996/09/30      16928.31                    17103.15
  1996/10/31      17118.79                    17296.58
  1996/11/30      17364.34                    17613.11
  1996/12/31      17289.09                    17539.14
  1997/01/31      17343.66                    17572.28
  1997/02/28      17519.57                    17733.60
  1997/03/31      17317.42                    17497.21
  1997/04/30      17439.37                    17643.66
  1997/05/31      17654.06                    17909.02
  1997/06/30      17851.47                    18099.75
  1997/07/31      18351.93                    18601.12
  1997/08/31      18188.33                    18426.82
  1997/09/30      18403.16                    18645.55
  1997/10/31      18514.58                    18765.44
  1997/11/30      18603.32                    18875.78
  1997/12/31      18900.90                    19151.18
  1998/01/31      19068.36                    19348.82
  1998/02/28      19076.88                    19354.62
  1998/03/31      19107.24                    19371.66
  1998/04/30      18995.56                    19284.29
  1998/05/31      19271.89                    19589.56
  1998/06/30      19328.46                    19666.74
  1998/07/31      19356.32                    19716.11
  1998/08/31      19634.21                    20020.72
  1998/09/30      19864.11                    20270.18
  1998/10/31      19844.45                    20269.77
  1998/11/30      19888.51                    20340.92
  1998/12/31      19902.95                    20392.18
  1999/01/31      20108.86                    20634.64
  1999/02/28      19972.43                    20544.47
  1999/03/31      19957.13                    20573.03
  1999/04/30      19986.23                    20624.25
  1999/05/31      19841.48                    20504.84
  1999/06/30      19532.11                    20209.57
  1999/07/31      19580.12                    20283.13
  1999/08/31      19416.66                    20120.87
  1999/09/30      19413.21                    20129.12
  1999/10/29      19201.07                    19910.92
IMATRL PRASUN   SHR__CHT 19991031 19991115 094525 R00000000000123

$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Municipal Income Fund - Class C on October 31, 1989. As the chart shows, by October 31, 1999, the value of the investment would have grown to $19,201 - a 92.01% increase on the initial investment. For comparison, look at how the Lehman Brothers Municipal Bond Index did over the same period. With dividends reinvested, the same $10,000 would have grown to $19,911 - a 99.11% increase.

(checkmark)UNDERSTANDING
PERFORMANCE

How a fund did yesterday is
no guarantee of how it will do
tomorrow. Bond prices, for
example, generally move in
the opposite direction of
interest rates. In turn, the share
price, return and yield of a
fund that invests in bonds will
vary. That means if you sell
your shares during a market
downturn, you might lose
money. But if you can ride out
the market's ups and downs,
you may have a gain.

TOTAL RETURN COMPONENTS

                 YEAR ENDED OCTOBER 31  NOVEMBER 3, 1997
                                        (COMMENCEMENT OF SALE OF
                                        CLASS C SHARES) TO OCTOBER 31

                  1999                  1998

Dividend returns  3.61%                 3.87%

Capital returns   -6.85%                3.54%

Total returns     -3.24%                7.41%

TOTAL RETURN COMPONENTS include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the class. A capital return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains, if any, paid by the class are reinvested and exclude the effect of sales charges.

DIVIDENDS AND YIELD

PERIODS ENDED OCTOBER 31, 1999   PAST 1 MONTH  PAST 6 MONTHS  PAST 1 YEAR

Dividends per share              4.03(cents)   23.57(cents)   46.52(cents)

Annualized dividend rate         4.04%         3.89%          3.79%

30-day annualized yield          3.97%         -              -

30-day annualized                6.20%         -              -
tax-equivalent yield

DIVIDENDS per share show the income paid by the class for a set period and do not reflect any tax reclassifications. If you annualize this number, based on an average share price of $11.74 over the past one month, $12.01 over the past six months, and $12.26 over the past one year, you can compare the class' income over these three periods. The 30-day annualized YIELD is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. The offering share price used in the calculation of the yield excludes the effect of Class C's contingent deferred sales charge. The tax-equivalent yield shows what you would have to earn on a taxable investment to equal the class' tax-free yield, if you're in the 36% federal tax bracket, but does not reflect payment of the federal alternative minimum tax, if applicable.

FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP

Despite a municipal bond market
rally late in the period spurred by
attractively priced issues and yields
higher than they've been since
1997, munis produced lackluster
results during the 12-month period
ending October 31, 1999.
Following the global financial crisis
in the fall of 1998 and interest rate
jitters through most of 1999, the
Lehman Brothers Municipal Bond
Index - an index of approximately
50,000 investment-grade, fixed-rate,
tax-
exempt bonds - declined 1.77%
during the period. In comparison,
the Lehman Brothers Aggregate
Bond Index - a broad measure of
the taxable bond market - posted a
marginally positive return of
0.53%. In general, the negative
environment of increasing interest
rates and investors' persistent
concerns about inflation hit the
Lehman Brothers Long-Term
Government Bond Index the hardest,
as it fell 6.10% during the period.
While the supply of municipals was
relatively light during the period -
particularly compared to 1998's
near-record levels of issuance -
demand was similarly muted,
especially among institutional
investors. Muni bonds came under
further downward pressure in the
second half of the period following
two interest-rate hikes by the
Federal Reserve Board and
widespread belief among investors
that there would be a third hike in
November.

(photograph of Christine Thompson)

An interview with Christine Thompson, Portfolio Manager of Fidelity Advisor Municipal Income Fund

Q. HOW DID THE FUND PERFORM, CHRISTINE?

A. For the 12-month period that ended October 31, 1999, the fund's Class A, Class T, Class B and Class C shares had total returns of-2.36%, -2.53%, -3.16% and -3.24%, respectively. To get a sense of how the fund did relative to its competitors, the general municipal debt funds average returned -4.18% for the same 12-month period, according to Lipper Inc. Additionally, the Lehman Brothers Municipal Bond Index, which tracks the types of securities in which the fund invests, returned -1.77% for the same 12-month period.

Q. RISING INTEREST RATES MADE IT A FAIRLY DIFFICULT AND VOLATILE YEAR FOR MUNICIPAL BONDS. WHY DID THE FUND OUTPERFORM ITS PEERS?

A. The fund's outperformance of its peers was in part due to duration management. In keeping with Fidelity's investment approach, I managed the fund's duration - a measure of its interest-rate sensitivity - to be in line with the municipal market as a whole, as reflected by the Lehman Brothers Municipal Bond Index. As a result, I don't lengthen or shorten duration based on where I think interest rates will be at some point down the road, because I don't believe that anyone can do so with any accuracy over time. But other funds in the peer group do actively manage duration and some increased their interest-rate sensitivity, which likely caused their returns to suffer when interest rates rose.

Q. WHICH BOND MATURITIES DID YOU FAVOR?

A. I emphasized intermediate-maturity bonds - those set to mature within five to 15 years - which also was a plus for the fund's performance. Although they were a disappointment early on, they bounced back more recently. Initially, intermediates suffered primarily from reduced demand and increased supply at the hands of relatively heavy selling from some specific types of institutional investors. In contrast, relatively strong demand from individual investors helped to support the performance of shorter- and longer-term bonds. Based on Fidelity's quantitative models, intermediates offered the most attractive value for their given interest-rate sensitivity and their total return potential. The fund's focus on this maturity range worked in its favor during the past several months because institutional investors came back into the market with purchases of intermediate securities.

Q. THE FUND ALSO HAD A RELATIVELY LARGE EXPOSURE TO "PREMIUM" BONDS. WHAT ARE PREMIUMS AND WHY WERE THEY ATTRACTIVE?

A. Premium coupon bonds pay interest rates above prevailing market rates and trade at prices above face - or par - value. One appealing aspect of premiums was that they were insulated from unfavorable tax treatment that negatively affected the prices of lower coupon bonds as interest rates rose.

Q. WHERE DID YOU FIND ATTRACTIVE OPPORTUNITIES?

A. I found some attractive opportunities in the education sector and bought bonds backed by colleges and universities. Education bonds offer diversification from the economically sensitive areas of the market - such as general obligation bonds. In addition, demographic trends support a growing number of students seeking to obtain advanced degrees over the next several years. I also found opportunities in the health care and utilities sectors, both of which are undergoing a wave of consolidation. I looked for bonds I felt could benefit from consolidation, either by being acquired or affiliating with a stronger entity, through the restructuring of debt.

Q. WHAT'S YOUR OUTLOOK FOR THE MUNICIPAL MARKET AND THE FUND?

A. At the end of the period, municipals were priced attractively compared to their Treasury counterparts. To the extent that investors realize and act on that relative cheapness, municipals could gain ground on Treasuries. Of course, the major determinant of the bond market's performance will be the direction of interest rates, which I don't spend time trying to forecast. Rather, I look for attractively priced bonds that I believe will outperform, no matter where interest rates end up.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER AND DO NOT NECESSARILY REPRESENT THE VIEWS OF FIDELITY OR ANY OTHER PERSON IN THE FIDELITY ORGANIZATION. ANY SUCH VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS AND FIDELITY DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR A FIDELITY FUND ARE BASED ON NUMEROUS FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY FIDELITY FUND.

(checkmark)FUND FACTS

GOAL: seeks to provide a high
current yield exempt from
federal income tax

START DATE: September 16,
1987

SIZE: as of October 31,
1999, more than $420
million

MANAGER: Christine Thompson,
since 1998; joined Fidelity
in 1985

CHRISTINE THOMPSON ON
MUNICIPAL BOND DEMAND:

"The demand for municipals can vary
a great deal in response to the
behavior of various market
participants. Corporations, individual
investors and trust accounts tend to
favor short-term securities, which are
less interest-rate sensitive and,
therefore, less volatile. Individual
investors, along with mutual funds
and insurance companies - which
invest the insurance premiums they
collect in bonds - are the primary
purchasers of intermediate-maturity
bonds. Longer-term securities, which
are the most volatile, generally are
the domain of long-term mutual funds,
hedge funds and other investors
known as `arbitrageurs,' who seek to
exploit small differences between
various fixed-income investments. At
various points in time, a given
municipal bond maturity may look
cheap or expensive as different
categories of investors embrace them
or step away from them. With the help
of Fidelity's research team, I try to
take advantage of the anomalies that
can occur by investing in the bond
maturities that look cheap and selling
those that have performed well in
response to strong demand."

NOTE TO SHAREHOLDERS: The fund is
managed to have similar overall
interest-rate risk to a benchmark
index that serves as a proxy for the
market in which the fund invests.
Through the current fiscal year, the
fund used the Lehman Brothers
Municipal Bond Index for this purpose.
Going forward the fund will use a new
benchmark, the Lehman Brothers
3+ Year Municipal Bond Index. The
new benchmark excludes securities
with maturities of less than three
years, and is more representative of
the fund's investment universe.

INVESTMENT CHANGES



TOP FIVE STATES AS OF OCTOBER
31, 1999

                               % OF FUND'S NET ASSETS  % OF FUND'S NET ASSETS 6
                                                       MONTHS AGO

New York                        18.0                    19.0

Texas                           8.4                     3.6

Massachusetts                   6.5                     6.8

Colorado                        5.3                     5.2

Washington                      5.1                     4.9

TOP FIVE SECTORS AS OF
OCTOBER 31, 1999

                               % OF FUND'S NET ASSETS  % OF FUND'S NET ASSETS 6
                                                       MONTHS AGO

General Obligations             19.3                    20.7

Electric Utilities              15.9                    17.6

Transportation                  14.4                    12.6

Health Care                     13.4                    14.0

Education                       8.0                     5.5

AVERAGE YEARS TO MATURITY AS
OF OCTOBER 31, 1999

                                                        6 MONTHS AGO

Years                           12.9                    12.9


AVERAGE YEARS TO MATURITY IS BASED ON THE AVERAGE TIME REMAINING UNTIL PRINCIPAL PAYMENTS ARE EXPECTED FROM EACH OF THE FUND'S BONDS,
WEIGHTED BY DOLLAR AMOUNT.

DURATION AS OF OCTOBER 31, 1999

                                        6 MONTHS AGO

Years                             6.7   6.4

DURATION SHOWS HOW MUCH A BOND FUND'S PRICE FLUCTUATES WITH CHANGES IN COMPARABLE INTEREST RATES.
IF RATES RISE 1%, FOR EXAMPLE, A FUND WITH A FIVE-YEAR DURATION IS LIKELY TO LOSE ABOUT 5% OF ITS VALUE. OTHER FACTORS ALSO CAN INFLUENCE A BOND FUND'S PERFORMANCE AND SHARE PRICE. ACCORDINGLY, A BOND FUND'S ACTUAL PERFORMANCE MAY DIFFER FROM THIS EXAMPLE.

QUALITY DIVERSIFICATION
(MOODY'S RATINGS)

AS OF OCTOBER 31, 1999

Aaa         46.7%
Aa, A       24.3%
Baa         22.4%
Not Rated    4.7%
Short-term
Investments  1.9%

Row: 1, Col: 1, Value: 46.7
Row: 1, Col: 2, Value: 24.3
Row: 1, Col: 3, Value: 22.4
Row: 1, Col: 4, Value: 4.7
Row: 1, Col: 5, Value: 1.9

AS OF APRIL 30, 1999

Aaa         43.9%
Aa, A       28.6%
Baa         20.8%
Not Rated    4.8%
Short-term
Investments  1.9%

Row: 1, Col: 1, Value: 43.9
Row: 1, Col: 2, Value: 28.6
Row: 1, Col: 3, Value: 20.8
Row: 1, Col: 4, Value: 4.8
Row: 1, Col: 5, Value: 1.9

WHERE MOODY'S RATINGS ARE NOT AVAILABLE, WE HAVE USED S&P (registered trademark) RATINGS. AMOUNTS SHOWN ARE AS A PERCENTAGE OF THE FUND'S INVESTMENTS.

PRIOR TO THIS REPORT, CERTAIN INFORMATION RELATED TO PORTFOLIO
HOLDINGS WAS STATED AS A PERCENTAGE OF THE FUND'S INVESTMENTS.


INVESTMENTS OCTOBER 31, 1999

Showing Percentage of Net Assets



MUNICIPAL BONDS - 97.6%

MOODY'S RATINGS  (UNAUDITED)                PRINCIPAL AMOUNT                VALUE (NOTE 1)
(A)

ALABAMA - 1.0%

Shelby County Gen. Oblig.         -         $ 4,000,000                     $ 4,266,000
Series A, 7.7% 8/1/17

ALASKA - 2.0%

Alaska Hsg. Fin. Corp. Rfdg.      Aa2        5,490,000                       5,307,732
Series A, 5.4% 12/1/13

Alaska Student Ln. Corp.
Student Ln. Rev.  Series A:

5.25% 7/1/07 (AMBAC Insured)      Aaa        1,500,000                       1,505,520
(e)

5.45% 7/1/09 (AMBAC Insured)      Aaa        1,500,000                       1,505,460
(e)

                                                                             8,318,712

ARIZONA - 1.3%

Arizona Student Ln. Aquistion     Aaa        1,300,000                       1,274,676
Auth. Rev. Series A1, 5.875%
5/1/18 (e)

Maricopa County Ind. Dev.         Baa1       4,495,000                       4,262,923
Auth. Health Facilities Rev.
Rfdg. (Catholic Healthcare
West Proj.) Series A, 4.1%
7/1/03

                                                                             5,537,599

ARKANSAS - 0.2%

Little Rock Arpt. Passenger       Aaa        680,000                         674,825
Facilities Charge Rev. 5.65%
5/1/16 (AMBAC Insured) (e)

CALIFORNIA - 3.8%

California Dept. of Wtr.          Aa2        2,190,000                       2,244,005
Resources Wtr. Sys. Rev.
(Central Valley Proj.)
Series J 2, 6.125% 12/1/13

California Hsg. Fin. Agcy.
Rev. (Home Mtg.):

Series B, 5.2% 8/1/26 (MBIA       Aaa        850,000                         852,491
Insured) (e)

Series R, 6.15% 8/1/27 (MBIA      Aaa        1,500,000                       1,497,165
Insured) (e)

California Pub. Works Board       A1         2,000,000                       1,989,700
Lease Rev. Rfdg. (California
Univ. Proj.) Series A, 5.5%
10/1/13

Central Valley Fing. Auth.        BBB-       4,500,000                       4,589,010
Cogeneration Proj. Rev.
(Carson Ice Gen. Proj.) 6%
7/1/09

Foothill/Eastern Trans.           Aaa        2,000,000                       891,200
Corridor Agcy. Toll Road
Rev. (Cap. Appreciation) Sr.
Lien Series A,  0% 1/1/14

Northern California Pwr.          Aaa        750,000                         804,053
Agcy. Pub. Pwr. Rev. (Proj.
No. 3) 5.85% 7/1/10 (AMBAC
Insured) (Escrowed to
Maturity) (f)

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS  (UNAUDITED)                PRINCIPAL AMOUNT                VALUE (NOTE 1)
(A)

CALIFORNIA - CONTINUED

Sacramento City Fing. Auth.       Aaa       $ 1,225,000                     $ 642,721
Rev. (Cap. Appreciation)
Series B, 0% 11/1/11  (MBIA
Insured)

Sacramento City Fing. Auth.       Aaa        2,000,000                       1,908,100
Lease Rev. Rfdg. Series A,
5.4% 11/1/20 (AMBAC Insured)

Sacramento Cogeneration Auth.     BBB-       500,000                         522,885
Cogeneration Proj. Rev.
(Procter & Gamble Proj.)
6.375% 7/1/10

                                                                             15,941,330

COLORADO - 5.3%

Arapaho County Cap. Impt.         Aaa        14,000,000                      2,175,460
Trust Fund Hwy. Rev. (Cap.
Appreciation) Series C, 0%
8/31/26 (Pre-Refunded to
8/31/05 @ 20.8626) (f)

Colorado Health Facilities
Auth. Rev.:

(Nat'l. Benevolent Assoc.         Baa2       1,360,000                       1,341,518
Proj.) Series A, 6.5% 6/1/25

Rfdg. (Rocky Mountain
Adventist):

6.625% 2/1/13                     Baa2       6,900,000                       6,476,616

6.625% 2/1/22                     Baa2       4,000,000                       3,648,840

Colorado Springs Arpt. Rev.
(Cap. Appreciation) Series C:

0% 1/1/06 (MBIA Insured)          Aaa        1,405,000                       1,034,656

0% 1/1/08 (MBIA Insured)          Aaa        870,000                         568,867

Denver City & County Arpt.
Rev.:

(Cap. Appreciation):

Series A, 0% 11/15/02 (MBIA       Aaa        2,115,000                       1,841,911
Insured) (e)

Series D, 0% 11/15/04 (MBIA       Aaa        1,700,000                       1,328,941
Insured) (e)

Series A:

7.5% 11/15/23 (e)                 Baa1       2,070,000                       2,240,672

7.5% 11/15/23 (Pre-Refunded       Aaa        430,000                         487,719
to 11/15/04 @ 102) (e)(f)

Series C, 6.55% 11/15/02 (e)      Baa1       1,000,000                       1,036,560

                                                                             22,181,760

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS  (UNAUDITED)                PRINCIPAL AMOUNT                VALUE (NOTE 1)
(A)

CONNECTICUT - 1.2%

Connecticut Health & Edl.         AAA       $ 2,170,000                     $ 2,321,683
Facilities Auth. Rev. (New
Britain Memorial Hosp.)
Series A, 7.5% 7/1/06
(Pre-Refunded to 7/1/02 @
102) (f)

Eastern Connecticut Resources     BBB        3,350,000                       2,923,612
Recovery Auth. Solid Waste
Rev. (Wheelabrator Lisbon
Proj.) Series A, 5.5% 1/1/20
(e)

                                                                             5,245,295

DISTRICT OF COLUMBIA - 3.1%

District of Columbia Gen.
Oblig. Rfdg.:

Series A:

6% 6/1/07 (MBIA Insured)          Aaa        1,850,000                       1,944,054

6% 6/1/07 (MBIA Insured)          Aaa        150,000                         159,164
(Escrowed to Maturity) (f)

Series B, 5% 6/1/05 (MBIA         Aaa        3,635,000                       3,644,342
Insured)

District of Columbia Hosp.        -          940,000                         980,495
Rev. (Hosp. for Sick
Children) Series A, 8.875%
1/1/21

District of Columbia Redev.
Land Agcy. Washington D.C.
Sports Arena Spl. Tax Rev.:

5.3% 11/1/99                      Baa        1,700,000                       1,700,000

5.625% 11/1/10                    Baa        485,000                         490,616

District of Columbia Rev.:

(Nat'l. Academy of Science        Aaa        2,500,000                       2,170,575
Proj.) Series A, 5% 1/1/19
(AMBAC Insured)

Rfdg. (Georgetown Univ.)          Aaa        2,000,000                       2,026,820
Series A, 5.95% 4/1/14 (MBIA
Insured)

                                                                             13,116,066

FLORIDA - 2.5%

Broward County Resource           A3         545,000                         562,533
Recovery Rev. (SES Broward
Co. LP South Proj.) 7.95%
12/1/08

Dade County Aviation Rev.         Aaa        5,000,000                       5,137,350
Rfdg. Series D, 5.75%
10/1/09 (AMBAC Insured) (e)

Florida Board of Ed. Cap.         Aa2        2,100,000                       2,007,789
Outlay Rfdg. (Pub. Ed.
Proj.) Series D, 5.75%
6/1/22 (b)

Florida Mid-Bay Bridge Auth.      -          2,500,000                       2,690,200
Rev. Series A, 7.5% 10/1/17

                                                                             10,397,872

GEORGIA - 0.2%

Atlanta Wtr. & Wastewtr. Rev.     Aaa        700,000                         707,182
Rfdg. Series A, 5.5% 11/1/10
(FGIC Insured)

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS  (UNAUDITED)                PRINCIPAL AMOUNT                VALUE (NOTE 1)
(A)

HAWAII - 1.7%

Honolulu City & County Gen.
Oblig. Rfdg.  Series C:

5% 7/1/07 (FGIC Insured)          Aaa       $ 3,500,000                     $ 3,490,970

5.125% 7/1/12 (FGIC Insured)      Aaa        4,000,000                       3,841,560

                                                                             7,332,530

ILLINOIS - 4.8%

Chicago Midway Arpt. Rev.         Aaa        1,500,000                       1,377,930
Series A, 5.5% 1/1/29 (MBIA
Insured)

Chicago O'Hare Int'l. Arpt.
Rev.:

(Passenger Facility Charge)       Aaa        2,500,000                       2,526,025
Series A, 5.6% 1/1/10 (AMBAC
Insured)

Rfdg. (Gen. Arpt. Proj.)
Series A:

6.25% 1/1/09 (AMBAC Insured)      Aaa        3,700,000                       3,917,227
(e)

6.375% 1/1/15 (MBIA Insured)      Aaa        1,400,000                       1,453,046

Chicago O'Hare Int'l. Arpt.       Baa2       1,000,000                       1,121,660
Spl. Facilities  Rev. Rfdg.
(American Airlines, Inc.
Proj.)  8.2% 12/1/24

Chicago School Reform Board       Aaa        5,000,000                       4,721,250
of Ed. (Chicago School
Reform) 5.75% 12/1/27 (AMBAC
Insured)

Du Page County Cmnty. High        Aaa        1,640,000                       1,726,641
School District #99 (Downers
Grove) Series A, 6% 2/1/06
(AMBAC Insured)

Illinois Edl. Facilities          Aaa        1,200,000                       1,271,784
Auth. Rev. Rfdg. (DePaul
Univ.) 6% 10/1/05 (AMBAC
Insured)

Illinois Health Facilities
Auth. Rev. (Memorial Hosp.
Proj.):

7.125% 5/1/10 (Pre-Refunded       -          1,000,000                       1,079,920
to  5/1/02 @ 102) (f)

7.25% 5/1/22 (Pre-Refunded to     -          1,000,000                       1,082,840
 5/1/02 @ 102) (f)

                                                                             20,278,323

INDIANA - 0.2%

Indianapolis Econ. Dev. Rev.      Baa2       1,000,000                       1,056,830
Rfdg. (Nat'l. Benevolent
Assoc.) 7.625% 10/1/22

IOWA - 0.8%

Iowa Student Ln. Liquidity        Aaa        3,500,000                       3,567,900
Corp. Student Ln. Rev. Rfdg.
Series B, 5.75% 12/1/07 (e)

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS  (UNAUDITED)                PRINCIPAL AMOUNT                VALUE (NOTE 1)
(A)

KANSAS - 0.6%

Kansas Dev. Fin. Auth. Rev.
(Sisters of Charity
Leavenworth):

5% 12/1/13 (MBIA Insured)         Aaa       $ 2,390,000                     $ 2,215,506

5% 12/1/14 (MBIA Insured)         Aaa        500,000                         455,285

                                                                             2,670,791

KENTUCKY - 1.9%

Kenton County Arpt. Board
Arpt. Rev.:

(Cincinnati/Northern Kentucky     Aaa        5,570,000                       5,836,190
Int'l.)  Series A, 6% 3/1/05
(MBIA Insured) (e)

(Spl. Facilities Delta            Baa3       2,000,000                       2,105,940
Airlines, Inc. Proj.)
Series A, 7.5% 2/1/20 (e)

                                                                             7,942,130

MARYLAND - 1.2%

Maryland Health & Higher Edl.
Facilities Auth. Rev.:

(Good Samaritan Hosp.):

5.75% 7/1/13 (AMBAC Insured)      Aaa        1,015,000                       1,023,983
(Escrowed to Maturity) (f)

5.75% 7/1/13 (Escrowed to         A1         1,665,000                       1,694,371
Maturity) (f)

Rfdg. (John Hopkins Univ.) 6%     Aa2        2,000,000                       2,143,960
7/1/10

                                                                             4,862,314

MASSACHUSETTS - 6.5%

Massachusetts Health & Edl.
Facilities Auth. Rev.:

(Bentley College) Series J,       Aaa        1,265,000                       1,120,398
5% 7/1/17 (MBIA Insured)

(Fairview Extended Care)          Aaa        5,000,000                       5,483,500
Series A, 10.25% 1/1/21
(Pre-Refunded to 1/1/01 @
103) (f)

(Hebrew Rehab. Ctr. for Aged)     A          2,000,000                       1,807,060
Series C, 5.25% 7/1/17

(New England Med. Ctr. Hosp.)     Aaa        500,000                         453,405
Series G, 5.375% 7/1/24
(MBIA Insured)

Massachusetts Ind. Fin. Agcy.     BBB        1,000,000                       968,590
Resource Recovery Rev. Rfdg.
(Ogden Haverhill Proj.)
Series A, 4.7% 12/1/03

Massachusetts Ind. Fin. Agcy.
Rev.:

(Atlanticare Med. Ctr.)           -          600,000                         612,000
Series B, 10.125% 11/1/14
(Pre-Refunded to  11/1/99 @
102) (f)

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS  (UNAUDITED)                PRINCIPAL AMOUNT                VALUE (NOTE 1)
(A)

MASSACHUSETTS - CONTINUED

Massachusetts Ind. Fin. Agcy.
Rev.: - continued

(Cap. Appreciation)
(Massachusetts Biomedical)
Series A 2:

0% 8/1/08                         A+        $ 800,000                       $ 503,608

0% 8/1/10                         -          4,500,000                       2,464,785

Massachusetts Muni. Wholesale     Baa2       1,000,000                       1,052,260
Elec. Co. Pwr. Supply Sys.
Rev. Rfdg. Series C, 6.5%
7/1/03

Massachusetts Tpk. Auth.          Aaa        5,000,000                       4,370,450
Metro. Hwy. Sys. Rev. Series
A, 5.125% 1/1/23 (MBIA
Insured)

Massachusetts Wtr. Poll.
Abatement Trust Rev. (MWRA
Ln. Prog.) Series A:

5.25% 8/1/13                      Aa1        100,000                         96,728

5.25% 8/1/14                      Aa1        300,000                         285,105

New England Ed. Ln. Marketing     A3         3,880,000                       3,971,335
Corp. Massachusetts Rfdg.
(Student Ln. Proj.) Series
F, 5.625% 7/1/04 (e)

New England Ed. Ln. Marketing     Aaa        4,005,000                       4,103,443
Corp. Massachusetts Student
Ln. Rev. Issue A, 5.8% 3/1/02

                                                                             27,292,667

MICHIGAN - 2.3%

Michigan Hosp. Fin. Auth.
Rev. Rfdg.:

(Genesys Reg'l. Hosp.) Series     Baa2       4,250,000                       4,056,923
A, 5.5% 10/1/18 (Escrowed to
Maturity) (f)

(Pontiac Osteopathic Hosp.)       Baa2       2,000,000                       1,756,600
Series A, 6% 2/1/24

Michigan Strategic Fund Rev.      Aaa        1,500,000                       1,366,170
Rfdg. (Detroit Edison Co.
Proj.) Series A, 5.55%
9/1/29 (MBIA Insured) (e)

Royal Oak Hosp. Fin. Auth.        Aa3        2,310,000                       2,435,387
Rev. Rfdg.  (William
Beaumont Hosp.) 6.25% 1/1/09

                                                                             9,615,080

MINNESOTA - 1.3%

Minneapolis & Saint Paul Hsg.     Aaa        1,800,000                       1,519,110
& Redev. Auth. Health Care
Sys. Rev. Rfdg. (Healthspan
Corp.) Series A, 4.75%
11/15/18 (AMBAC Insured)

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS  (UNAUDITED)                PRINCIPAL AMOUNT                VALUE (NOTE 1)
(A)

MINNESOTA - CONTINUED

Minnesota Hsg. Fin. Agcy.         Aa2       $ 2,000,000                     $ 2,039,640
Single Family Mtg. (Single
Family Mtg.) Series D, 6.4%
7/1/15 (e)

Rochester Health Care             AA+        2,000,000                       1,860,000
Facilities Rev. (Mayo
Foundation) Series A, 5.5%
11/15/27

                                                                             5,418,750

MISSISSIPPI - 1.0%

Mississippi Gen. Oblig. 6.2%      Aaa        3,720,000                       3,987,617
2/1/08  (Escrowed to
Maturity) (f)

Mississippi Home Corp. Single     Aaa        164,000                         170,780
Family Rev. Rfdg. Series A,
9.25% 3/1/12 (FGIC Insured)

                                                                             4,158,397

NEVADA - 0.6%

Las Vegas Downtown Redev.
Agcy. Tax Increment Rev.
(Fremont Street Proj.)
Series A:

6% 6/15/10                        BBB+       1,500,000                       1,478,355

6.1% 6/15/14                      BBB+       1,000,000                       999,740

                                                                             2,478,095

NEW HAMPSHIRE - 0.1%

New Hampshire Higher Edl. &       -          480,000                         502,354
Health Facilities Auth. Rev.
(Littleton Hosp. Assoc.,
Inc.)  Series A, 9.5% 5/1/20
(Pre-Refunded to 5/1/00 @
102) (f)

NEW JERSEY - 2.1%

New Jersey Edl. Facilities
Auth. Rev. Rfdg.  (Seton
Hall Univ. Proj.):

5% 7/1/18 (AMBAC Insured)         Aaa        1,000,000                       886,280

5.25% 7/1/07 (AMBAC Insured)      Aaa        1,610,000                       1,634,263

New Jersey Trans. Trust Fund      Aaa        4,000,000                       4,066,920
Auth. Rfdg. (Trans. Sys.)
Series A, 5.5% 6/15/11 (MBIA
Insured)

Passaic County Util. Auth.        Aaa        2,500,000                       2,253,475
Solid Waste Disp.  Rev.
Rfdg. (Cap. Appreciation) 0%
3/1/02 (MBIA Insured)

                                                                             8,840,938

NEW MEXICO - 1.8%

Albuquerque Arpt. Rev. Rfdg.:

6.7% 7/1/18 (AMBAC Insured)       Aaa        3,970,000                       4,213,996
(e)

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS  (UNAUDITED)                PRINCIPAL AMOUNT                VALUE (NOTE 1)
(A)

NEW MEXICO - CONTINUED

Albuquerque Arpt. Rev. Rfdg.:
- continued

6.75% 7/1/11 (AMBAC Insured)      Aaa       $ 1,805,000                     $ 2,006,420
(e)

New Mexico Edl. Assistance        Aaa        1,350,000                       1,353,267
Foundation  Student Ln. Rev.
Series B, 5.25% 4/1/05
(AMBAC Insured) (e)

                                                                             7,573,683

NEW YORK - 18.0%

Long Island Pwr. Auth. New        Aaa        9,390,000                       8,209,959
York Elec. Sys. Rev. Series
A, 5.125% 12/1/22 (FSA
Insured)

Metro. Trans. Auth. Dedicated     Aaa        1,000,000                       889,050
Tax Fund Series A, 5.25%
4/1/26 (MBIA Insured)

Metro. Trans. Auth. New York
Commuter Facilities Rev.:

Rfdg. (Svc. Contract) Series R:

5% 7/1/02                         Baa1       2,370,000                       2,394,530

5% 7/1/03                         Baa1       2,490,000                       2,512,211

Series A:

5.625% 7/1/27 (MBIA Insured)      Aaa        200,000                         188,896

6.125% 7/1/29                     Baa1       6,750,000                       6,672,578

Metro. Trans. Auth. New York      Baa1       1,010,000                       988,245
Svc. Contract Rev. Series P,
5.75% 7/1/15

Metro. Trans. Auth. New York
Trans. Facilities Rev. Rfdg.
(Svc. Contract Proj.) Series
8:

5.25% 7/1/17                      Baa1       500,000                         448,780

5.375% 7/1/21 (FSA Insured)       Aaa        700,000                         640,073

New York City:

Rfdg.:

Series A, 7% 8/1/03               A3         2,000,000                       2,148,960

Series B:

5.7% 8/15/02                      A3         1,130,000                       1,163,233

5.7% 8/15/02 (Escrowed to         A3         35,000                          36,159
Maturity) (f)

6.75% 8/15/03                     A3         2,000,000                       2,134,700

Series E, 6.5% 2/15/04 (FGIC      Aaa        1,000,000                       1,064,970
Insured)

Series D, 5.5% 2/15/04            A3         2,000,000                       2,050,180

Series H:

6.875% 2/1/02                     A3         160,000                         167,629

6.875% 2/1/02 (Escrowed to        Aaa        80,000                          84,233
Maturity) (f)

New York City Ind. Dev. Agcy.     Aaa        1,000,000                       1,045,910
Ind. Dev. Rev. (Japan
Airlines Co. Ltd. Proj.)
Series 1991,  6% 11/1/15
(FSA Insured) (e)

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS  (UNAUDITED)                PRINCIPAL AMOUNT                VALUE (NOTE 1)
(A)

NEW YORK - CONTINUED

New York City Ind. Dev. Agcy.     A3        $ 8,680,000                     $ 8,957,586
Spl. Facilities Rev. (Term.
One Group Assoc. Proj.) 5.9%
1/1/06 (e)

New York City Muni. Wtr. Fin.
Auth. Wtr. & Swr. Sys. Rev.
Series B:

5.5% 6/15/27 (MBIA Insured)       Aaa        3,500,000                       3,247,370

5.75% 6/15/26                     A1         5,000,000                       4,745,550

5.75% 6/15/29                     A1         4,000,000                       3,777,800

New York State Dorm. Auth.
Rev.:

(City Univ. Sys.                  Baa1       3,000,000                       3,108,930
Consolidated) Series A, 5.7%
7/1/05

Rfdg. (Jamaica Hosp.) Series      Aaa        6,150,000                       5,763,965
F, 5.2% 2/15/14 (MBIA
Insured)

New York State Envir.
Facilities Corp.:

Clean Wtr. & Drinking Rev.
(Revolving Funds) Series F:

4.875% 6/15/18                    Aa1        1,000,000                       860,480

4.875% 6/15/20                    Aa1        1,300,000                       1,102,049

5% 6/15/15                        Aa1        700,000                         627,445

New York State Envir.             Aa1        1,000,000                       883,850
Facilities Corp. Poll. Cont.
Rev. 5.125% 6/15/19

New York State Local Govt.        A3         7,500,000                       7,200,000
Assistance Corp. Rfdg.
Series C, 5.5% 4/1/17

New York State Thruway Auth.      Baa1       2,000,000                       2,090,100
Svc. Contract Rev. (Local
Hwy. & Bridges) 5.9% 4/1/07

Triborough Bridge & Tunnel        Aaa        500,000                         492,700
Auth. Spl. Oblig. Rfdg.
Series A, 5.25% 1/1/11 (FGIC
Insured)

                                                                             75,698,121

NORTH CAROLINA - 4.4%

North Carolina Eastern Muni.
Pwr. Agcy. Pwr. Sys. Rev.
Rfdg.:

Series A, 5.5% 1/1/05 (MBIA       Aaa        4,000,000                       4,112,160
Insured)

Series B:

6% 1/1/06                         Baa3       4,175,000                       4,218,587

7.25% 1/1/07                      Baa3       1,000,000                       1,078,380

Series C:

5.125% 1/1/03                     Baa1       2,700,000                       2,667,708

5.25% 1/1/04                      Baa1       1,365,000                       1,347,159

5.5% 1/1/07 (MBIA Insured)        Aaa        2,000,000                       2,044,840

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS  (UNAUDITED)                PRINCIPAL AMOUNT                VALUE (NOTE 1)
(A)

NORTH CAROLINA - CONTINUED

North Carolina Muni. Pwr.
Agcy. #1 Catawba Elec. Rev.:

Rfdg. 5.75% 1/1/02                Baa1      $ 1,750,000                     $ 1,763,615

6.25% 1/1/17 (AMBAC Insured)      Aaa        1,150,000                       1,187,801

                                                                             18,420,250

OHIO - 4.5%

Cincinnati Student Ln. Fdg.       -          1,215,000                       1,241,208
Corp. Student Ln. Rev.
Series B, 8.875% 8/1/08 (e)

Franklin County Hosp. Rev.        Baa3       5,000,000                       4,791,300
(Doctor's Ohio Health Corp.)
Series A 4.75% 12/1/03

Gateway Economic Dev. Corp.       -          3,000,000                       3,003,780
Greater Cleveland Stadium
Rev. 6.5% 9/15/14 (e)

Marion County Hosp. Impt.         BBB+       1,000,000                       1,001,720
Rev. Rfdg. (Comnty. Hosp.
Proj.) 5.6% 5/15/01

Ohio Tpk. Commission Rfdg.        Aaa        5,000,000                       4,749,250
Series A, 5.5% 2/15/24 (FGIC
Insured)

Ohio Wtr. Dev. Auth. Poll.
Cont. Rev. (Wtr. Cont. Ln.
Fund):

State Match Series, 6.5%          Aaa        1,835,000                       1,988,039
12/1/04  (MBIA Insured)

Wtr. Quality Series, 5.625%       Aaa        2,000,000                       2,087,260
6/1/06  (MBIA Insured)

                                                                             18,862,557

OKLAHOMA - 1.2%

Sapulpa Muni. Auth. Util.         Aaa        1,000,000                       972,360
Rev. Rfdg. 5.75% 4/1/23
(FGIC Insured)

Tulsa Muni. Arpt. Trust Rev.      Baa2       4,000,000                       4,261,480
(American Airlines Corp.
Proj.) 7.35% 12/1/11

                                                                             5,233,840

PENNSYLVANIA - 3.8%

Allegheny County Arpt. Rev.       Aaa        1,000,000                       1,030,000
Rfdg. (Pittsburgh Int'l
Arpt. Proj.) Series A, 5.75%
1/1/07 (MBIA Insured) (e)

Allegheny County Ind. Dev.        -          325,000                         339,573
Auth. Rev. (YMCA Pittsburgh
Proj.) Series A, 8.75% 3/1/10

Butler County Ind. Dev. Auth.     A          3,000,000                       2,904,960
Health Ctr. Rev. Rfdg.
(Sherwood Oaks Proj.) 5.75%
6/1/11

Cumberland County Muni. Auth.
Rev. Rfdg. (Carlisle Hosp. &
Health):

6.8% 11/15/14                     Baa3       3,250,000                       3,283,345

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS  (UNAUDITED)                PRINCIPAL AMOUNT                VALUE (NOTE 1)
(A)

PENNSYLVANIA - CONTINUED

Cumberland County Muni. Auth.
Rev. Rfdg. (Carlisle Hosp. &
Health): - continued

6.8% 11/15/23                     Baa3      $ 1,000,000                     $ 1,004,670

Delaware County Auth. Rev.
(1st. Mtg. Riddle Village
Proj.):

8.25% 6/1/22 (Escrowed to         Aaa        2,250,000                       2,604,870
Maturity) (f)

8.75% 6/1/10 (Pre-Refunded to     Aaa        2,870,000                       3,220,743
6/1/02 @ 102) (f)

Pennsylvania Ind. Dev. Auth.      Aaa        1,345,000                       1,396,635
Rev. (Econ. Dev.) 5.8%
7/1/09 (AMBAC Insured)

                                                                             15,784,796

RHODE ISLAND - 1.1%

Rhode Island Port Auth. &         Aaa        4,000,000                       4,506,640
Economic Dev. Corp. Arpt.
Rev. Series A, 7% 7/1/14
(FSA Insured) (e)

SOUTH CAROLINA - 0.4%

Piedmont Muni. Pwr. Agcy.         Aaa        1,715,000                       1,822,805
Elec. Rev. Rfdg. Series A,
6.25% 1/1/05 (FGIC Insured)

TENNESSEE - 0.3%

Metro. Govt. Nashville &          Aaa        1,000,000                       720,210
Davidson County Elec. Rev.
(Cap. Appreciation) Series
A, 0% 5/15/06 (MBIA Insured)

Tennessee Gen. Oblig. Rfdg.       Aaa        400,000                         426,564
Series A, 6% 5/1/07

                                                                             1,146,774

TEXAS - 8.4%

Conroe Independent School         Aaa        750,000                         457,643
District Rfdg.  (Cap.
Appreciation) Series B, 0%
2/15/09

Dallas-Fort Worth Int'l.          Baa1       6,000,000                       6,247,260
Arpt. Facility Impt. Corp.
Rev. (American Airlines,
Inc.) 7.5% 11/1/25 (e)

Fort Bend Independent School      AAA        2,500,000                       2,496,675
District Rfdg. 5.25% 2/15/10

Midlothian Independent School     Aaa        1,845,000                       1,500,317
District Rfdg. (Cap.
Appreciation) 0% 2/15/04

San Antonio Elec. & Gas Rev.      Aa1        75,000                          77,913
Rfdg. 5.5% 2/1/20
(Pre-Refunded to 2/1/07 @
101) (f)

San Antonio Gen. Oblig.           Aa2        1,390,000                       1,323,711
Series 2000, 5% 2/1/11 (b)

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS  (UNAUDITED)                PRINCIPAL AMOUNT                VALUE (NOTE 1)
(A)

TEXAS - CONTINUED

San Antonio Independent           Aaa       $ 3,650,000                     $ 3,808,921
School District 5.75% 8/15/10

Texas Gen. Oblig. (Texas Pub.     Aa1        5,000,000                       4,602,550
Fing. Auth. Proj.) Series A,
5% 10/1/14

Texas Muni. Pwr. Agcy. Rev.       Aaa        3,930,000                       2,040,063
Rfdg.  (Cap. Appreciation)
0% 9/1/11  (AMBAC Insured)

Travis County Health              Aaa        4,000,000                       4,058,600
Facilities Dev. Corp. Rev.
(Ascension Health Cr. Prog.)
Series A, 6.25% 11/15/19
(MBIA Insured)

Univ. of Texas Univ. Revs         Aa1        6,275,000                       6,339,507
Rfdg. (Fing. Sys. Proj.)
Series B, 5.625% 8/15/12

Yselta Independent School         Aaa        4,065,000                       2,415,423
District Rfdg. (Cap.
Appreciation) 0% 8/15/09

                                                                             35,368,583

UTAH - 2.6%

Intermountain Pwr. Agcy. Pwr.
Supply Rev.:

Rfdg.:

Series A, 6.5% 7/1/09 (AMBAC      Aaa        1,000,000                       1,092,440
Insured)

Series B, 5.75% 7/1/16 (MBIA      Aaa        2,500,000                       2,465,025
Insured)

Rfdg. Spl. Oblig. 6th Series      Aaa        7,000,000                       7,061,180
B, 6% 7/1/16 (MBIA Insured)

South Salt Lake City Ind.         -          250,000                         264,948
Rev. (Price Savers Wholesale
Club Proj.) 9% 11/15/13

                                                                             10,883,593

VIRGINIA - 0.3%

Loudoun County Ind. Dev.          -          1,000,000                       1,127,590
Auth. Residential Care
Facilities Rev. (Falcons
Landing Proj.) Series A,
9.25% 11/1/04 (Escrowed to
Maturity) (f)

WASHINGTON - 5.1%

King County Gen. Oblig.           Aa1        3,990,000                       4,111,057
Series D, 5.75% 12/1/11

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS  (UNAUDITED)                PRINCIPAL AMOUNT                VALUE (NOTE 1)
(A)

WASHINGTON - CONTINUED

Washington Pub. Pwr. Supply
Sys. Nuclear  Proj. #2 Rev.:

Rfdg. Series A:

5% 7/1/05                         Aa1       $ 3,050,000                     $ 3,045,974

5.9% 7/1/04                       Aa1        1,000,000                       1,041,160

5.4% 7/1/12                       Aa1        14,000,000                      13,351,091

                                                                             21,549,282

TOTAL MUNICIPAL BONDS                                                        410,382,254
(Cost $415,389,508)


CASH EQUIVALENTS - 1.9%

                              SHARES

Municipal Central Cash Fund,   8,130,356                  8,130,356
3.56% (c)(d) (Cost
$8,130,356)

TOTAL INVESTMENT PORTFOLIO -                              418,512,610
99.5%
(Cost $423,519,864)

NET OTHER ASSETS - 0.5%                                   2,101,879

NET ASSETS - 100%                                       $ 420,614,489

LEGEND

(a) Standard & Poor's credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.

(b) Security purchased on a delayed delivery or when-issued basis.

(c) Information in this report regarding holdings by state and security types does not reflect the holdings of the Municipal Central Cash Fund. A listing of the Municipal Central Cash Fund's holdings as of its most recent fiscal period end is available upon request.

(d) The rate quoted is the annualized seven-day yield of the fund at period end.

(e) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

(f) Security collateralized by an amount sufficient to pay interest and principal.

OTHER INFORMATION

The composition of long-term debt holdings as percentage of total value of investments in securities, is as follows (ratings are (unaudited):

MOODY'S RATINGS            S&P RATINGS

Aaa, Aa, A        68.1%    AAA, AA, A    63.6%

Baa               19.4%    BBB           21.0%

Ba                0.0%     BB            0.0%

B                 0.0%     B             0.0%

Caa               0.0%     CCC           0.0%

Ca, C             0.0%     CC, C         0.0%

                           D             0.0%

The percentage not rated by Moody's or S&P amounted to 4.7%.

The distribution of municipal securities by revenue source, as a percentage of net assets, is as follows:

General Obligations          19.3%

Electric Utilities           15.9

Transportation               14.4

Health Care                  13.4

Education                     8.0

Escrowed/Pre-Refunded         7.9

Industrial Development        6.4

Water & Sewer                 5.7

Others (individually less     8.5
than 5%)

Net Other Assets              0.5

                            100.0%

INCOME TAX INFORMATION

At October 31, 1999, the aggregate cost of investment securities for income tax purposes was $423,519,864. Net unrealized depreciation aggregated $5,007,254, of which $6,610,938 related to appreciated investment securities and $11,618,192 related to depreciated investment securities.

At October 31, 1999, the fund had a capital loss carryforward of approximately $13,685,000 of which $7,417,000 and $6,268,000 will expire on October 31, 2003 and 2004, respectively.

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
                                          OCTOBER 31, 1999

ASSETS

Investment in securities, at                  $ 418,512,610
value (cost $423,519,864) -
See accompanying schedule

Receivable for investments                     10,776,377
sold

Receivable for fund shares                     198,989
sold

Interest receivable                            7,068,772

Other receivables                              22,338

 TOTAL ASSETS                                  436,579,086

LIABILITIES

Payable for investments         $ 10,664,053
purchased Regular delivery

 Delayed delivery                3,449,619

Payable for fund shares          907,180
redeemed

Distributions payable            600,795

Accrued management fee           132,767

Distribution fees payable        129,306

Other payables and accrued       80,877
expenses

 TOTAL LIABILITIES                             15,964,597

NET ASSETS                                    $ 420,614,489

Net Assets consist of:

Paid in capital                               $ 439,900,857

Accumulated undistributed net                  (14,279,114)
realized  gain (loss) on
investments

Net unrealized appreciation                    (5,007,254)
(depreciation) on investments

NET ASSETS                                    $ 420,614,489

STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                         OCTOBER 31, 1999

CALCULATION OF MAXIMUM             $11.69
OFFERING PRICE CLASS A: NET
ASSET VALUE and redemption
price per share
($10,721,810 (divided by)
917,460 shares)

Maximum offering price per         $12.27
share (100/95.25 of $11.69)

CLASS T: NET ASSET VALUE and       $11.70
redemption price per share
($329,926,390 (divided by)
28,197,578 shares)

Maximum offering price per         $12.12
share (100/96.50 of $11.70)

CLASS B: NET ASSET VALUE and       $11.67
offering price per share
($63,464,208 (divided by)
5,438,241 shares) A

CLASS C: NET ASSET VALUE and       $11.70
offering price per share
($13,071,301 (divided by)
1,117,056 shares) A

INSTITUTIONAL CLASS: NET           $11.65
ASSET VALUE, offering price
and redemption price   per
share ($3,430,780 (divided
by) 294,537 shares)

A REDEMPTION PRICE PER SHARE IS EQUAL TO NET ASSET VALUE LESS ANY
APPLICABLE CONTINGENT DEFERRED SALES CHARGE.

STATEMENT OF OPERATIONS

                               YEAR ENDED OCTOBER 31, 1999

INTEREST INCOME                               $ 23,713,018

EXPENSES

Management fee                 $ 1,695,763

Transfer agent fees             460,510

Distribution fees               1,577,955

Accounting fees and expenses    141,615

Non-interested trustees'        1,358
compensation

Custodian fees and expenses     21,716

Registration fees               117,150

Audit                           37,659

Legal                           12,407

 Total expenses before          4,066,133
reductions

 Expense reductions             (3,319)        4,062,814

NET INTEREST INCOME                            19,650,204

REALIZED AND UNREALIZED GAIN
(LOSS)
Net realized gain (loss) on:

 Investment securities          2,459,744

 Futures contracts              21,684         2,481,428

Change in net unrealized
appreciation (depreciation)
on:

 Investment securities          (33,606,253)

 Futures contracts              (83,889)       (33,690,142)

NET GAIN (LOSS)                                (31,208,714)

NET INCREASE (DECREASE) IN                    $ (11,558,510)
NET ASSETS RESULTING  FROM
OPERATIONS

STATEMENT OF CHANGES IN NET ASSETS

                                 YEAR ENDED OCTOBER 31, 1999  YEAR ENDED OCTOBER 31, 1998

INCREASE (DECREASE) IN NET
ASSETS

Operations Net interest income   $ 19,650,204                 $ 20,054,896

 Net realized gain (loss)         2,481,428                    842,117

 Change in net unrealized         (33,690,142)                 13,362,203
appreciation (depreciation)

 NET INCREASE (DECREASE) IN       (11,558,510)                 34,259,216
NET ASSETS RESULTING  FROM
OPERATIONS

Distributions to shareholders     (19,650,204)                 (20,054,896)
from net interest income

Share transactions - net          (1,025,834)                  279,500
increase (decrease)

  TOTAL INCREASE (DECREASE)       (32,234,548)                 14,483,820
IN NET ASSETS

NET ASSETS

 Beginning of period              452,849,037                  438,365,217

 End of period                   $ 420,614,489                $ 452,849,037


FINANCIAL HIGHLIGHTS - CLASS A

YEARS ENDED OCTOBER 31,          1999      1998      1997       1996 F

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 12.540  $ 12.150  $ 11.740   $ 11.630
period

Income from Investment
Operations

Net interest income               .567      .571      .583 D     .105 D, E

Net realized and unrealized       (.850)    .390      .445       .109
gain (loss)

Total from investment             (.283)    .961      1.028      .214
operations

Less Distributions

From net interest income          (.567)    (.571)    (.616) E   (.104)

In excess of net interest         -         -         (.002)     -
income

Total distributions               (.567)    (.571)    (.618)     (.104)

Net asset value, end of period   $ 11.690  $ 12.540  $ 12.150   $ 11.740

TOTAL RETURN B, C                 (2.36)%   8.07%     9.02%      1.84%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 10,722  $ 6,721   $ 3,755    $ 202
(000 omitted)

Ratio of expenses to average      .72%      .90% G    .90% G     .90% A, G
net assets

Ratio of net interest income      4.62%     4.57%     4.87%      5.73% A
to  average net assets

Portfolio turnover rate           23%       36%       36%        49%

A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INTEREST INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E NET INTEREST INCOME PER SHARE IN 1996 REFLECTS A PAYMENT RECEIVED FROM AN ISSUER IN BANKRUPTCY WHICH WAS DISTRIBUTED IN 1997.
F FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF CLASS A SHARES) TO OCTOBER 31, 1996
G FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.

FINANCIAL HIGHLIGHTS - CLASS T

YEARS ENDED OCTOBER 31,          1999       1998       1997       1996        1995

SELECTED PER-SHARE DATA

Net asset value, beginning       $ 12.560   $ 12.150   $ 11.760   $ 11.880    $ 11.220
of period

Income from Investment
Operations

Net interest income               .555       .571       .597 B     .677 B, C   .700

Net realized and unrealized       (.860)     .410       .407       (.136)      .660
gain (loss)

Total from investment             (.305)     .981       1.004      .541        1.360
operations

Less Distributions

From net interest income          (.555)     (.571)     (.612) C   (.661)      (.700)

In excess of net interest         -          -          (.002)     -           -
income

Total distributions               (.555)     (.571)     (.614)     (.661)      (.700)

Net asset value, end of period   $ 11.700   $ 12.560   $ 12.150   $ 11.760    $ 11.880

TOTAL RETURN A                    (2.53)%    8.15%      8.89%      4.68%       12.50%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 329,926  $ 380,325  $ 392,075  $ 480,432   $ 565,131
(000 omitted)

Ratio of expenses to average      .81%       .87%       .89%       .89%        .91%
net assets

Ratio of net interest income      4.51%      4.62%      5.04%      5.74%       6.06%
to average net assets

Portfolio turnover rate           23%        36%        36%        49%         37%


A TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE.
B NET INTEREST INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
C NET INTEREST INCOME PER SHARE IN 1996 REFLECTS A PAYMENT RECEIVED FROM AN ISSUER IN BANKRUPTCY WHICH WAS DISTRIBUTED IN 1997.

FINANCIAL HIGHLIGHTS - CLASS B

YEARS ENDED OCTOBER 31,          1999      1998      1997       1996        1995

SELECTED PER-SHARE DATA

Net asset value, beginning       $ 12.530  $ 12.130  $ 11.740   $ 11.860    $ 11.210
of period

Income from Investment
Operations

Net interest income               .476      .491      .515 C     .596 C, D   .612

Net realized and unrealized       (.860)    .400      .416       (.136)      .650
gain (loss)

Total from investment             (.384)    .891      .931       .460        1.262
operations

Less Distributions

From net interest income          (.476)    (.491)    (.539) D   (.580)      (.612)

In excess of net interest         -         -         (.002)     -           -
income

Total distributions               (.476)    (.491)    (.541)     (.580)      (.612)

Net asset value, end of period   $ 11.670  $ 12.530  $ 12.130   $ 11.740    $ 11.860

TOTAL RETURN A, B                 (3.16)%   7.47%     8.15%      3.98%       11.57%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 63,464  $ 55,032  $ 41,024   $ 39,389    $ 32,395
(000 omitted)

Ratio of expenses to average      1.46%     1.53%     1.56%      1.57%       1.86% E
net assets

Ratio of net interest income      3.88%     3.96%     4.35%      5.06%       5.18%
to average net assets

Portfolio turnover rate           23%       36%       36%        49%         37%


A THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
B TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
C NET INTEREST INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
D NET INTEREST INCOME PER SHARE IN 1996 REFLECTS A PAYMENT RECEIVED FROM AN ISSUER IN BANKRUPTCY WHICH WAS DISTRIBUTED IN 1997.
E FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.

FINANCIAL HIGHLIGHTS - CLASS C

YEARS ENDED OCTOBER 31,          1999      1998 D

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 12.560  $ 12.130
period

Income from Investment
Operations

Net interest income               .465      .455

Net realized and unrealized       (.860)    .430
gain (loss)

Total from investment             (.395)    .885
operations

Less Distributions

From net interest income          (.465)    (.455)

Net asset value, end of period   $ 11.700  $ 12.560

TOTAL RETURN B, C                 (3.24)%   7.41%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 13,071  $ 7,031
(000 omitted)

Ratio of expenses to average      1.56%     1.75% A, E
net assets

Ratio of net interest income      3.79%     3.60% A
to average net assets

Portfolio turnover rate           23%       36%

A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D FOR THE PERIOD NOVEMBER 3, 1997 (COMMENCEMENT OF SALE OF CLASS C SHARES) TO OCTOBER 31, 1998
E FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.

FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS

YEARS ENDED OCTOBER 31,          1999      1998      1997       1996        1995 F

SELECTED PER-SHARE DATA

Net asset value, beginning       $ 12.510  $ 12.120  $ 11.720   $ 11.880    $ 11.700
of period

Income from Investment
Operations

Net interest income               .584      .592      .609 D     .707 D, E   .232

Net realized and unrealized       (.860)    .390      .464       (.197)      .180
gain (loss)

Total from investment             (.276)    .982      1.073      .510        .412
operations

Less Distributions

From net interest income          (.584)    (.592)    (.671) E   (.670)      (.232)

In excess of net interest         -         -         (.002)     -           -
income

Total distributions               (.584)    (.592)    (.673)     (.670)      (.232)

Net asset value, end of period   $ 11.650  $ 12.510  $ 12.120   $ 11.720    $ 11.880

TOTAL RETURN B, C                 (2.31)%   8.28%     9.44%      4.41%       3.55%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 3,431   $ 3,741   $ 1,511    $ 927       $ 154
(000 omitted)

Ratio of expenses to average      .60%      .75% G    .75% G     .75% G      .75% A, G
net assets

Ratio of net interest income      4.75%     4.75%     5.11%      5.88%       5.89% A
to average net assets

Portfolio turnover rate           23%       36%       36%        49%         37%


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
D NET INTEREST INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E NET INTEREST INCOME PER SHARE IN 1996 REFLECTS A PAYMENT RECEIVED FROM AN ISSUER IN BANKRUPTCY WHICH WAS DISTRIBUTED IN 1997.
F FOR THE PERIOD JULY 3, 1995 (COMMENCEMENT OF SALE OF INSTITUTIONAL CLASS SHARES) TO OCTOBER 31, 1995.
G FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.

NOTES TO FINANCIAL STATEMENTS
For the period ended October 31, 1999


1. SIGNIFICANT ACCOUNTING POLICIES.

Fidelity Advisor Municipal Income Fund (the fund) is a fund of Fidelity Advisor Series II (the trust) (formerly a fund of Fidelity Advisor Series V) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Interest income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, and certain other class-specific fees, expenses, and expense reductions.

The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

SECURITY VALUATION. Securities are valued based upon a computerized matrix system and/or appraisals by a pricing service, both of which consider market transactions and dealer-supplied valuations. Securities for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.

INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

INTEREST INCOME. Interest income, which includes amortization of premium and accretion of original issue discount, is accrued as earned.

EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

DISTRIBUTIONS TO SHAREHOLDERS. Distributions are declared daily and paid monthly from net interest income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.

1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

DISTRIBUTIONS TO SHAREHOLDERS - CONTINUED

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for futures transactions, market discount, capital loss carryforwards and losses deferred due to futures transactions. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital and may affect the per-share allocation between net interest income and realized and unrealized gain (loss). Accumulated undistributed net realized gain (loss) on investments may include temporary book and tax basis differences that will reverse in a subsequent period. Any taxable gain remaining at fiscal year end is distributed in the following year.

SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. OPERATING POLICIES.

MUNICIPAL CENTRAL CASH FUND. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund may invest in the Municipal Central Cash Fund (the Cash Fund) managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of Fidelity Management & Research Company (FMR). The Cash Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Fund seeks preservation of capital, liquidity, and current income by investing in high-quality, short-term municipal securities of various states and municipalities. Income distributions from the Cash Fund are declared daily and paid monthly from net interest income. Income distributions earned by the fund are recorded as interest income in the accompanying financial statements.

WHEN-ISSUED SECURITIES. The fund may purchase or sell securities on a when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities is fixed at the time the transaction is negotiated. The market values of the securities purchased on a when-issued or forward commitment basis are identified as such in the fund's schedule of investments. The fund may receive compensation for interest forgone in the purchase of a when-issued security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the market value of the underlying securities, if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.

2. OPERATING POLICIES - CONTINUED

FUTURES CONTRACTS. The fund may use futures contracts to manage its exposure to the bond market and to fluctuations in interest rates. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

3. PURCHASES AND SALES OF INVESTMENTS.

Purchases and sales of securities, other than short-term securities, aggregated $100,137,443 and $107,267,340, respectively.

The market value of futures contracts opened and closed during the period amounted to $0 and $6,962,986, respectively.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.

MANAGEMENT FEE. As the fund's investment Adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .0920% to .3700% for the period. The annual individual fund fee rate is .25%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annual rate of .38% of average net assets.

SUB-ADVISER FEE. FMR, on behalf of the fund, has entered into a sub-advisory agreement with FIMM, a wholly owned subsidiary of FMR. For its services, FIMM receives a fee from FMR of 50% of the management fee payable to FMR. The fee is paid prior to any voluntary expense reimbursements which may be in effect.

DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Board of Trustees has adopted separate distribution plans with respect to each class of shares (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a distribution and service fee. A portion of this fee may be reallowed to securities dealers, banks and other financial

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

DISTRIBUTION AND SERVICE PLAN - CONTINUED

institutions for the distribution of each class of shares and providing shareholder support services. For the period, this fee was based on the following annual rates of the average net assets of each applicable class:

CLASS A    .15%

CLASS T    .25%

CLASS B    .90%*

CLASS C    1.00%**

* .65% REPRESENTS A DISTRIBUTION FEE AND .25% REPRESENTS A SHAREHOLDER SERVICE FEE.
** .75% REPRESENTS A DISTRIBUTION FEE AND .25% REPRESENTS A
SHAREHOLDER SERVICE FEE.

For the period, each class paid FDC the following amounts, a portion of which was retained by FDC:

          PAID TO FDC  RETAINED BY FDC

CLASS A   $ 14,240     $ 71

CLASS T    900,188      11,550

CLASS B    552,424      399,100

CLASS C    111,103      87,365

          $ 1,577,955  $ 498,086

SALES LOAD. FDC receives a front-end sales charge of up to 4.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. Contingent deferred sales charges are based on declining rates ranging from 5% to 1% for Class B and 1% for Class C, of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. In addition, purchases of Class A and Class T shares that were subject to a finder's fee bear a contingent deferred sales charge on assets that do not remain in the fund for at least one year. The Class A and Class T contingent deferred sales charge is based on 0.25% of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. A portion of the sales charges paid to FDC is paid to securities dealers, banks and other financial institutions.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

SALES LOAD - CONTINUED

For the period, sales charge amounts paid to and retained by FDC were as follows:

          PAID TO FDC  RETAINED BY FDC

CLASS A   $ 50,968     $ 28,875

CLASS T    204,851      72,163

CLASS B    209,085      209,085*

CLASS C    16,279       16,279*

          $ 481,183    $ 326,402

* WHEN CLASS B AND CLASS C SHARES ARE INITIALLY SOLD, FDC PAYS
COMMISSIONS FROM ITS OWN RESOURCES TO SECURITIES DEALERS,
 BANKS, AND OTHER FINANCIAL INSTITUTIONS THROUGH WHICH THE SALES ARE
MADE.

TRANSFER AGENT AND ACCOUNTING FEES. Effective June 14, 1999, Citibank, N.A. (Citibank) replaced UMB Bank, n.a. as the custodian, transfer agent, and shareholder servicing agent for the fund's Class A, Class T, Class B, Class C, and Institutional Class shares. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC) with respect to all classes of the fund to perform the transfer, dividend disbursing, and shareholder servicing agent functions. FIIOC, an affiliate of FMR, receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. All fees are paid to FIIOC by Citibank, which is reimbursed by each class for such payments. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, each class paid the following transfer agent fees:

                       AMOUNT     % OF AVERAGE NET ASSETS

CLASS A                $ 11,061   .12

CLASS T                 368,638   .10

CLASS B                 63,218    .10

CLASS C                 12,116    .11

INSTITUTIONAL CLASS     5,477     .15

                       $ 460,510

Citibank also has a sub-contract with Fidelity Service Company, Inc.
(FSC), an affiliate of FMR, under which FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

5. EXPENSE REDUCTIONS.

Through arrangements with the fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce a portion of expenses. During the period, the fund's custodian fees were reduced by $694 under the custodian arrangement, and Class T's transfer agent fees were reduced by $2,625 under the transfer agent arrangement.

6. DISTRIBUTIONS TO SHAREHOLDERS.

Distributions to shareholders of each class were as follows:

                          YEARS ENDED OCTOBER 31,

                          1999                     1998 A

FROM NET INTEREST INCOME

Class A                   $ 439,029                $ 231,309

Class T                    16,229,661               17,722,552

Class B                    2,381,487                1,865,869

Class C                    421,752                  106,528

Institutional Class        178,275                  128,638

Total                     $ 19,650,204             $ 20,054,896

A DISTRIBUTIONS FOR CLASS C ARE FOR THE PERIOD NOVEMBER 3, 1997
(COMMENCEMENT OF SALE OF SHARES) TO OCTOBER 31, 1998.

7. SHARE TRANSACTIONS.

Transactions for each class of shares for the periods are as follows:

                            SHARES                                          DOLLARS

                            YEAR ENDED OCTOBER 31,  YEAR ENDED OCTOBER 31,  YEAR ENDED OCTOBER 31,  YEAR ENDED OCTOBER 31,

                            1999                    1998                    1999                    1998



CLASS A Shares sold          565,131                 362,699                $ 6,989,179             $ 4,479,496

Reinvestment of
distributions                25,296                  11,508                  307,568                 142,669

Shares redeemed              (208,996)               (147,406)               (2,558,328)             (1,811,982)

Net increase (decrease)      381,631                 226,801                $ 4,738,419             $ 2,810,183

CLASS T Shares sold          3,793,311               4,799,958              $ 46,774,471            $ 59,544,980

Reinvestment of
distributions                835,205                 873,770                 10,221,698              10,820,895

Shares redeemed              (6,722,556)             (7,639,811)             (82,551,608)            (94,496,816)

Net increase (decrease)      (2,094,040)             (1,966,083)            $ (25,555,439)          $ (24,130,941)


7. SHARE TRANSACTIONS - CONTINUED

                            SHARES                                          DOLLARS

                            YEAR ENDED OCTOBER 31,  YEAR ENDED OCTOBER 31,  YEAR ENDED OCTOBER 31,  YEAR ENDED OCTOBER 31,

                            1999                    1998 A                  1999                    1998 A



CLASS B Shares sold          2,125,759               1,497,112              $ 26,076,418            $ 18,512,808

Reinvestment of
distributions                115,598                 86,162                  1,407,504               1,065,255

Shares redeemed              (1,196,611)             (572,594)               (14,568,680)            (7,073,528)

Net increase (decrease)      1,044,746               1,010,680              $ 12,915,242            $ 12,504,535

CLASS C Shares sold          871,985                 650,179                $ 10,752,375            $ 8,065,902

Reinvestment of
distributions                22,987                  4,455                   280,065                 55,539

Shares redeemed              (337,753)               (94,797)                (4,112,814)             (1,177,225)

Net increase (decrease)      557,219                 559,837                $ 6,919,626             $ 6,944,216

INSTITUTIONAL CLASS Shares   103,836                 238,568                $ 1,286,178             $ 2,943,409
sold

Reinvestment of
distributions                7,731                   6,313                   93,765                  77,958

Shares redeemed              (116,192)               (70,388)                (1,423,625)             (869,860)

Net increase (decrease)      (4,625)                 174,493                $ (43,682)              $ 2,151,507


A SHARE TRANSACTIONS FOR CLASS C ARE FOR THE PERIOD NOVEMBER 3, 1997 (COMMENCEMENT OF SALE OF SHARES) TO OCTOBER 31, 1998.

8. PROPOSED REORGANIZATION.

The Board of Trustees of Fidelity Advisor Municipal Income Fund (the fund) has approved an Agreement and Plan of Reorganization ("Agreement") between the fund and Fidelity Advisor Intermediate Municipal Income Fund ("Reorganization"). The Agreement provides for the transfer of all of the assets and the assumption of all of the liabilities of Fidelity Advisor Intermediate Municipal Income Fund in exchange solely for the number of shares of Class A, Class T, Class B, Class C and Institutional Class of the fund having the same relative net asset value as the outstanding shares of Class A, Class T, Class B, Class C and Institutional Class of Fidelity Advisor Intermediate Municipal Income Fund as of the close of business of the New York Stock Exchange on the day that the Reorganization is effective. The Reorganization can be consummated only if, among other things, it is approved by the vote of a majority (as defined by the 1940 Act) of outstanding voting securities of Fidelity Advisor Intermediate Municipal Income Fund. A Special Meeting of Shareholders ("Meeting") of Fidelity Advisor Intermediate Municipal Income Fund will be held on April 19, 2000 to vote on the Agreement. A detailed description of the proposed transactions and voting information will be sent to shareholders of Fidelity Advisor Intermediate Municipal Income Fund in February, 2000. If the Agreement is approved at the Meeting, the Reorganization is expected to become effective on or about May 25, 2000.

REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees of Fidelity Advisor Series II and the Shareholders of Fidelity Advisor Municipal Income Fund (formerly a fund of Fidelity Advisor Series V):

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Advisor Municipal Income Fund (a fund of Fidelity Advisor Series II, formerly a fund of Fidelity Advisor Series V) at October 31, 1999, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Advisor Municipal Income Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 1999 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

/s/PricewaterhouseCoopers LLP
PricewaterhouseCoopers LLP

Boston, Massachusetts
December 10, 1999

DISTRIBUTIONS


During fiscal year ended 1999, 100% of the fund's income dividends was free from federal income tax, and 18.03% of the fund's income dividends was subject to the federal alternative minimum tax.

INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA

INVESTMENT SUB-ADVISER
Fidelity Investments Money
 Management, Inc. (FIMM)
Merrimack, NH

OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Fred L. Henning, Jr., Vice President
Dwight D. Churchill, Vice President
Christine J. Thompson, Vice President
Eric D. Roiter, Secretary
Richard A. Silver, Treasurer
Matthew N. Karstetter, Deputy Treasurer
Stanley N. Griffith, Assistant Vice President
John H. Costello, Assistant Treasurer
Thomas J. Simpson, Assistant Treasurer

BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *

* INDEPENDENT TRUSTEES

ADVISORY BOARD
J. Gary Burkhead
Abigail P. Johnson
Ned C. Lautenbach

GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA

TRANSFER AND SHAREHOLDER
SERVICING AGENTS
Citibank, N.A.
New York, NY
Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

CUSTODIAN
Citibank, N.A.
New York, NY

FOCUS FUNDS
Fidelity Advisor Consumer
Industries Fund
Fidelity Advisor Cyclical
Industries Fund
Fidelity Advisor Financial
Services Fund
Fidelity Advisor Health Care Fund
Fidelity Advisor Natural
Resources Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Utilities Growth Fund

GROWTH FUNDS
Fidelity Advisor Latin America Fund
Fidelity Advisor Emerging Asia Fund
Fidelity Advisor Japan Fund
Fidelity Advisor Europe Capital Appreciation Fund
Fidelity Advisor International
Capital Appreciation Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Diversified International Fund
Fidelity Advisor Global Equity Fund
Fidelity Advisor TechnoQuant(registered trademark)
Growth Fund
Fidelity Advisor Small Cap Fund
Fidelity Advisor Value Strategies Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Retirement Growth Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Large Cap Fund
Fidelity Advisor Dividend Growth Fund
Fidelity Advisor Growth
Opportunities Fund

HIMI-ANN-1299  88209
1.538417.102

GROWTH AND INCOME FUNDS
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund

TAXABLE INCOME FUNDS
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor High Yield Fund
Fidelity Advisor High Income Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Mortgage
Securities Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor Short Fixed-Income Fund

MUNICIPAL FUNDS
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Intermediate Municipal Income Fund

MONEY MARKET FUNDS
Prime Fund
Treasury Fund
Tax-Exempt Fund

(2_FIDELITY_LOGOS)(registered trademark)



FIDELITY(REGISTERED TRADEMARK) ADVISOR
MUNICIPAL INCOME FUND -
INSTITUTIONAL CLASS

ANNUAL REPORT
OCTOBER 31, 1999

(2_FIDELITY_LOGOS)(registered trademark)

CONTENTS


PRESIDENT'S MESSAGE    3   Ned Johnson on investing
                           strategies.

PERFORMANCE            4   How the fund has done over
                           time.

FUND TALK              7   The manager's review of fund
                           performance, strategy and
                           outlook.

INVESTMENT CHANGES     10  A summary of major shifts in
                           the fund's investments over
                           the past six months.

INVESTMENTS            11  A complete list of the fund's
                           investments with their
                           market values.

FINANCIAL STATEMENTS   25  Statements of assets and
                           liabilities, operations, and
                           changes in net assets,  as
                           well as financial highlights.

NOTES                  34  Notes to the financial
                           statements.

REPORT OF INDEPENDENT  41  The auditors' opinion.
ACCOUNTANTS

DISTRIBUTIONS          42


Third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report is printed on recycled paper using soy-based inks.

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE
SUBMITTED FOR THE GENERAL INFORMATION
OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS
IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.

MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED
BY,
ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC,
FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT
INVESTED.

NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY ADVISOR FUND, INCLUDING CHARGES AND EXPENSES, CONTACT YOUR
INVESTMENT PROFESSIONAL FOR A FREE PROSPECTUS. READ IT CAREFULLY
BEFORE YOU INVEST OR SEND MONEY.

PRESIDENT'S MESSAGE


(PHOTO_OF_EDWARD_C_JOHNSON_3D)

DEAR SHAREHOLDER:

All major U.S. equity market indexes posted positive returns for the month of October, led by the technology-heavy NASDAQ Index, which climbed to a record high close during the month. Domestic bonds, however, turned in relatively flat performance, due in large part to lingering fears of a potential interest rate hike by the Federal Reserve Board, and its adoption of a tightening bias during the first week of the month.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.

An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.

If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

Remember to contact your investment professional if you need help with your investments.

Best regards,
Edward C. Johnson 3d

FIDELITY ADVISOR MUNICIPAL INCOME FUND - INSTITUTIONAL CLASS
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the class' income, as reflected in its yield, to measure performance. The initial offering of Institutional Class shares took place on July 3, 1995. Institutional Class shares are sold to eligible investors without a sales load or 12b-1 fee. Returns prior to July 3, 1995 are those of Class T, the original class of the fund, and reflect Class T shares' 0.25% 12b-1 fee. If Fidelity had not reimbursed certain class expenses, the past five years and past 10 years total returns would have been lower.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED OCTOBER 31, 1999     PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY ADV MUNICIPAL INCOME      -2.31%       36.09%        101.78%
- INST CL

LB Municipal Bond                  -1.77%       39.75%        99.11%

General Municipal Debt Funds       -4.18%       33.04%        86.71%
Average

CUMULATIVE TOTAL RETURNS show Institutional Class' performance in percentage terms over a set period - in this case, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Institutional Class' returns to those of the Lehman Brothers Municipal Bond Index - a market value-weighted index of investment-grade municipal bonds with maturities of one year or more. To measure how Institutional Class' performance stacked up against its peers, you can compare it to the general municipal debt funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past one year average represents a peer group of 263 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED OCTOBER 31, 1999   PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY ADV MUNICIPAL INCOME    -2.31%       6.36%         7.27%
- INST CL

LB Municipal Bond                -1.77%       6.92%         7.13%

General Municipal Debt Funds     -4.18%       5.87%         6.43%
Average

AVERAGE ANNUAL TOTAL RETURNS take Institutional Class shares' cumulative return and show you what would have happened if Institutional Class shares had performed at a constant rate each year.

$10,000 OVER 10 YEARS
             FA Municipal Income -CL I   LB Municipal Bond
             00679                       LB015
  1989/10/31      10000.00                    10000.00
  1989/11/30      10123.11                    10175.00
  1989/12/31      10219.35                    10258.23
  1990/01/31      10235.47                    10209.71
  1990/02/28      10308.83                    10300.58
  1990/03/31      10373.50                    10303.67
  1990/04/30      10278.62                    10229.07
  1990/05/31      10489.26                    10452.37
  1990/06/30      10612.85                    10544.24
  1990/07/31      10776.54                    10699.25
  1990/08/31      10703.82                    10543.89
  1990/09/30      10779.93                    10549.90
  1990/10/31      10927.93                    10741.28
  1990/11/30      11199.08                    10957.28
  1990/12/31      11270.53                    11004.95
  1991/01/31      11401.70                    11152.64
  1991/02/28      11489.36                    11249.66
  1991/03/31      11556.91                    11253.71
  1991/04/30      11745.09                    11403.39
  1991/05/31      11890.27                    11504.76
  1991/06/30      11917.94                    11493.37
  1991/07/31      12072.05                    11633.36
  1991/08/31      12181.07                    11786.57
  1991/09/30      12323.95                    11940.04
  1991/10/31      12460.51                    12047.50
  1991/11/30      12507.38                    12081.11
  1991/12/31      12643.41                    12340.37
  1992/01/31      12783.56                    12368.51
  1992/02/29      12853.01                    12372.46
  1992/03/31      12917.49                    12377.04
  1992/04/30      13034.08                    12487.20
  1992/05/31      13151.00                    12634.17
  1992/06/30      13331.33                    12846.17
  1992/07/31      13795.53                    13231.30
  1992/08/31      13688.71                    13102.30
  1992/09/30      13774.13                    13187.98
  1992/10/31      13607.90                    13058.35
  1992/11/30      13880.63                    13292.22
  1992/12/31      14047.99                    13427.94
  1993/01/31      14285.60                    13584.10
  1993/02/28      14790.04                    14075.44
  1993/03/31      14635.78                    13926.66
  1993/04/30      14790.98                    14067.18
  1993/05/31      14913.47                    14146.24
  1993/06/30      15152.58                    14382.34
  1993/07/31      15163.83                    14401.18
  1993/08/31      15554.38                    14701.01
  1993/09/30      15769.78                    14868.46
  1993/10/31      15778.24                    14897.15
  1993/11/30      15624.03                    14765.91
  1993/12/31      15984.82                    15077.62
  1994/01/31      16170.95                    15249.80
  1994/02/28      15743.55                    14854.83
  1994/03/31      14904.37                    14249.95
  1994/04/30      15003.27                    14370.79
  1994/05/31      15091.99                    14495.38
  1994/06/30      15036.43                    14406.81
  1994/07/31      15307.66                    14670.89
  1994/08/31      15331.71                    14721.65
  1994/09/30      15091.53                    14505.54
  1994/10/31      14826.98                    14247.92
  1994/11/30      14350.30                    13990.32
  1994/12/31      14698.10                    14298.24
  1995/01/31      15194.64                    14706.89
  1995/02/28      15604.04                    15134.56
  1995/03/31      15686.08                    15308.46
  1995/04/30      15737.64                    15326.52
  1995/05/31      16241.26                    15815.59
  1995/06/30      16113.86                    15678.00
  1995/07/31      16169.29                    15826.63
  1995/08/31      16336.27                    16027.31
  1995/09/30      16499.20                    16128.76
  1995/10/31      16693.85                    16363.27
  1995/11/30      17024.88                    16634.74
  1995/12/31      17175.96                    16794.60
  1996/01/31      17270.83                    16921.40
  1996/02/29      17231.94                    16807.18
  1996/03/31      16882.51                    16592.38
  1996/04/30      16814.21                    16545.43
  1996/05/31      16753.01                    16538.81
  1996/06/30      16950.12                    16718.92
  1996/07/31      17062.62                    16871.06
  1996/08/31      17101.51                    16867.01
  1996/09/30      17256.28                    17103.15
  1996/10/31      17429.81                    17296.58
  1996/11/30      17768.23                    17613.11
  1996/12/31      17707.29                    17539.14
  1997/01/31      17764.39                    17572.28
  1997/02/28      17946.91                    17733.60
  1997/03/31      17758.06                    17497.21
  1997/04/30      17901.01                    17643.66
  1997/05/31      18123.66                    17909.02
  1997/06/30      18359.30                    18099.75
  1997/07/31      18890.63                    18601.12
  1997/08/31      18724.08                    18426.82
  1997/09/30      18961.09                    18645.55
  1997/10/31      19075.95                    18765.44
  1997/11/30      19202.93                    18875.78
  1997/12/31      19517.78                    19151.18
  1998/01/31      19710.75                    19348.82
  1998/02/28      19735.47                    19354.62
  1998/03/31      19769.01                    19371.66
  1998/04/30      19669.58                    19284.29
  1998/05/31      19973.88                    19589.56
  1998/06/30      20049.58                    19666.74
  1998/07/31      20095.74                    19716.11
  1998/08/31      20402.45                    20020.72
  1998/09/30      20659.14                    20270.18
  1998/10/31      20656.16                    20269.77
  1998/11/30      20718.50                    20340.92
  1998/12/31      20749.72                    20392.18
  1999/01/31      20981.34                    20634.64
  1999/02/28      20855.35                    20544.47
  1999/03/31      20856.37                    20573.03
  1999/04/30      20904.11                    20624.25
  1999/05/31      20769.09                    20504.84
  1999/06/30      20443.43                    20209.57
  1999/07/31      20510.64                    20283.13
  1999/08/31      20355.29                    20120.87
  1999/09/30      20385.45                    20129.12
  1999/10/29      20178.22                    19910.92
IMATRL PRASUN   SHR__CHT 19991031 19991115 094814 R00000000000123

$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Municipal Income Fund - Institutional Class on October 31, 1989. As the chart shows, by October 31, 1999, the value of the investment would have grown to $20,178 - a 101.78% increase on the initial investment. For comparison, look at how the Lehman Brothers Municipal Bond Index did over the same period. With dividends reinvested, the same $10,000 would have grown to $19,911 - a 99.11% increase.

(checkmark)UNDERSTANDING
PERFORMANCE

How a fund did yesterday is
no guarantee of how it will do
tomorrow. Bond prices, for
example, generally move in
the opposite direction of
interest rates. In turn, the
share price, return and yield
of a fund that invests in bonds
will vary. That means if you
sell your shares during a
market downturn, you might
lose money. But if you can
ride out the market's ups and
downs, you may have a gain.

TOTAL RETURN COMPONENTS

                  YEARS ENDED OCTOBER 31,                        JULY 3, 1995  (COMMENCEMENT
                                                                 OF SALE OF INSTITUTIONAL
                                                                 CLASS SHARES) TO  OCTOBER 31,

                  1999                     1998   1997   1996    1995

Dividend returns  4.56%                    5.06%  6.01%  5.76%   2.01%

Capital returns   -6.87%                   3.22%  3.43%  -1.35%  1.54%

Total returns     -2.31%                   8.28%  9.44%  4.41%   3.55%


TOTAL RETURN COMPONENTS include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the class. A capital return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains, if any, paid by the class are reinvested.

DIVIDENDS AND YIELD

PERIODS ENDED OCTOBER 31, 1999   PAST 1 MONTH  PAST 6 MONTHS  PAST 1 YEAR

Dividends per share              4.98(cents)   29.42(cents)   58.36(cents)

Annualized dividend rate         5.02%         4.88%          4.78%

30-day annualized yield          4.92%         -              -

30-day annualized                7.69%         -              -
tax-equivalent yield

DIVIDENDS per share show the income paid by the class for a set period and do not reflect any tax reclassifications. If you annualize this number, based on an average net asset value of $11.69 over the past one month, $11.96 over the past six months, and $12.21 over the past one year, you can compare the class' income over these three periods. The 30-day annualized YIELD is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. The tax-equivalent yield shows what you would have to earn on a taxable investment to equal the class' tax-free yield, if you're in the 36% federal tax bracket, but does not reflect payment of the federal alternative minimum tax, if applicable.

FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP

Despite a municipal bond market
rally late in the period spurred by
attractively priced issues and yields
higher than they've been since
1997, munis produced lackluster
results during the 12-month period
ending October 31, 1999.
Following the global financial crisis
in the fall of 1998 and interest rate
jitters through most of 1999, the
Lehman Brothers Municipal Bond
Index - an index of approximately
50,000 investment-grade, fixed-rate,
tax-
exempt bonds - declined 1.77%
during the period. In comparison,
the Lehman Brothers Aggregate
Bond Index - a broad measure of
the taxable bond market - posted a
marginally positive return of
0.53%. In general, the negative
environment of increasing interest
rates and investors' persistent
concerns about inflation hit the
Lehman Brothers Long-Term
Government Bond Index the hardest,
as it fell 6.10% during the period.
While the supply of municipals was
relatively light during the period -
particularly compared to 1998's
near-record levels of issuance -
demand was similarly muted,
especially among institutional
investors. Muni bonds came under
further downward pressure in the
second half of the period following
two interest-rate hikes by the
Federal Reserve Board and
widespread belief among investors
that there would be a third hike in
November.

(photograph of Christine Thompson)

An interview with Christine Thompson, Portfolio Manager of Fidelity Advisor Municipal Income Fund

Q. HOW DID THE FUND PERFORM, CHRISTINE?

A. For the 12-month period that ended October 31, 1999, the fund's Institutional Class shares had a total return of -2.31%. To get a sense of how the fund did relative to its competitors, the general municipal debt funds average returned -4.18% for the same 12-month period, according to Lipper Inc. Additionally, the Lehman Brothers Municipal Bond Index, which tracks the types of securities in which the fund invests, returned -1.77% for the same 12-month period.

Q. RISING INTEREST RATES MADE IT A FAIRLY DIFFICULT AND VOLATILE YEAR FOR MUNICIPAL BONDS. WHY DID THE FUND OUTPERFORM ITS PEERS?

A. The fund's outperformance of its peers was in part due to duration management. In keeping with Fidelity's investment approach, I managed the fund's duration - a measure of its interest-rate sensitivity - to be in line with the municipal market as a whole, as reflected by the Lehman Brothers Municipal Bond Index. As a result, I don't lengthen or shorten duration based on where I think interest rates will be at some point down the road, because I don't believe that anyone can do so with any accuracy over time. But other funds in the peer group do actively manage duration and some increased their interest-rate sensitivity, which likely caused their returns to suffer when interest rates rose.

Q. WHICH BOND MATURITIES DID YOU FAVOR?

A. I emphasized intermediate-maturity bonds - those set to mature within five to 15 years - which also was a plus for the fund's performance. Although they were a disappointment early on, they bounced back more recently. Initially, intermediates suffered primarily from reduced demand and increased supply at the hands of relatively heavy selling from some specific types of institutional investors. In contrast, relatively strong demand from individual investors helped to support the performance of shorter- and longer-term bonds. Based on Fidelity's quantitative models, intermediates offered the most attractive value for their given interest-rate sensitivity and their total return potential. The fund's focus on this maturity range worked in its favor during the past several months because institutional investors came back into the market with purchases of intermediate securities.

Q. THE FUND ALSO HAD A RELATIVELY LARGE EXPOSURE TO "PREMIUM" BONDS. WHAT ARE PREMIUMS AND WHY WERE THEY ATTRACTIVE?

A. Premium coupon bonds pay interest rates above prevailing market rates and trade at prices above face - or par - value. One appealing aspect of premiums was that they were insulated from unfavorable tax treatment that negatively affected the prices of lower coupon bonds as interest rates rose.

Q. WHERE DID YOU FIND ATTRACTIVE OPPORTUNITIES?

A. I found some attractive opportunities in the education sector and bought bonds backed by colleges and universities. Education bonds offer diversification from the economically sensitive areas of the market - such as general obligation bonds. In addition, demographic trends support a growing number of students seeking to obtain advanced degrees over the next several years. I also found opportunities in the health care and utilities sectors, both of which are undergoing a wave of consolidation. I looked for bonds I felt could benefit from consolidation, either by being acquired or affiliating with a stronger entity, through the restructuring of debt.

Q. WHAT'S YOUR OUTLOOK FOR THE MUNICIPAL MARKET AND THE FUND?

A. At the end of the period, municipals were priced attractively compared to their Treasury counterparts. To the extent that investors realize and act on that relative cheapness, municipals could gain ground on Treasuries. Of course, the major determinant of the bond market's performance will be the direction of interest rates, which I don't spend time trying to forecast. Rather, I look for attractively priced bonds that I believe will outperform, no matter where interest rates end up.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER AND DO NOT NECESSARILY REPRESENT THE VIEWS OF FIDELITY OR ANY OTHER PERSON IN THE FIDELITY ORGANIZATION. ANY SUCH VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS AND FIDELITY DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR A FIDELITY FUND ARE BASED ON NUMEROUS FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY FIDELITY FUND.

(checkmark)FUND FACTS

GOAL: seeks to provide a high
current yield exempt from
federal income tax

START DATE: September 16,
1987

SIZE: as of October 31,
1999, more than $420
million

MANAGER: Christine Thompson,
since 1998; joined Fidelity
in 1985

CHRISTINE THOMPSON ON
MUNICIPAL BOND DEMAND:

"The demand for municipals can vary
a great deal in response to the
behavior of various market
participants. Corporations, individual
investors and trust accounts tend to
favor short-term securities, which are
less interest-rate sensitive and,
therefore, less volatile. Individual
investors, along with mutual funds
and insurance companies - which
invest the insurance premiums they
collect in bonds - are the primary
purchasers of intermediate-maturity
bonds. Longer-term securities, which
are the most volatile, generally are
the domain of long-term mutual funds,
hedge funds and other investors
known as `arbitrageurs,' who seek to
exploit small differences between
various fixed-income investments. At
various points in time, a given
municipal bond maturity may look
cheap or expensive as different
categories of investors embrace them
or step away from them. With the help
of Fidelity's research team, I try to
take advantage of the anomalies that
can occur by investing in the bond
maturities that look cheap and selling
those that have performed well in
response to strong demand."

NOTE TO SHAREHOLDERS: The fund is
managed to have similar overall
interest-rate risk to a benchmark
index that serves as a proxy for the
market in which the fund invests.
Through the current fiscal year, the
fund used the Lehman Brothers
Municipal Bond Index for this purpose.
Going forward the fund will use a new
benchmark, the Lehman Brothers
3+ Year Municipal Bond Index. The
new benchmark excludes securities
with maturities of less than three
years, and is more representative of
the fund's investment universe.

INVESTMENT CHANGES



TOP FIVE STATES AS OF OCTOBER
31, 1999

                               % OF FUND'S NET ASSETS  % OF FUND'S NET ASSETS 6
                                                       MONTHS AGO

New York                        18.0                    19.0

Texas                           8.4                     3.6

Massachusetts                   6.5                     6.8

Colorado                        5.3                     5.2

Washington                      5.1                     4.9

TOP FIVE SECTORS AS OF
OCTOBER 31, 1999

                               % OF FUND'S NET ASSETS  % OF FUND'S NET ASSETS 6
                                                       MONTHS AGO

General Obligations             19.3                    20.7

Electric Utilities              15.9                    17.6

Transportation                  14.4                    12.6

Health Care                     13.4                    14.0

Education                       8.0                     5.5

AVERAGE YEARS TO MATURITY AS
OF OCTOBER 31, 1999

                                                        6 MONTHS AGO

Years                           12.9                    12.9


AVERAGE YEARS TO MATURITY IS BASED ON THE AVERAGE TIME REMAINING UNTIL PRINCIPAL PAYMENTS ARE EXPECTED FROM EACH OF THE FUND'S BONDS,
WEIGHTED BY DOLLAR AMOUNT.

DURATION AS OF OCTOBER 31, 1999

                                        6 MONTHS AGO

Years                             6.7   6.4

DURATION SHOWS HOW MUCH A BOND FUND'S PRICE FLUCTUATES WITH CHANGES IN COMPARABLE INTEREST RATES.
IF RATES RISE 1%, FOR EXAMPLE, A FUND WITH A FIVE-YEAR DURATION IS LIKELY TO LOSE ABOUT 5% OF ITS VALUE. OTHER FACTORS ALSO CAN INFLUENCE A BOND FUND'S PERFORMANCE AND SHARE PRICE. ACCORDINGLY, A BOND FUND'S ACTUAL PERFORMANCE MAY DIFFER FROM THIS EXAMPLE.

QUALITY DIVERSIFICATION
(MOODY'S RATINGS)

AS OF OCTOBER 31, 1999

Aaa            46.7%
Aa, A          24.3%
Baa            22.4%
Not Rated       4.7%
Short-term
Investments     1.9%

Row: 1, Col: 1, Value: 46.7
Row: 1, Col: 2, Value: 24.3
Row: 1, Col: 3, Value: 22.4
Row: 1, Col: 4, Value: 4.7
Row: 1, Col: 5, Value: 1.9

AS OF APRIL 30, 1999

Aaa            43.9%
Aa, A          28.6%
Baa            20.8%
Not Rated       4.8%
Short-term
Investments     1.9%

Row: 1, Col: 1, Value: 43.9
Row: 1, Col: 2, Value: 28.6
Row: 1, Col: 3, Value: 20.8
Row: 1, Col: 4, Value: 4.8
Row: 1, Col: 5, Value: 1.9

WHERE MOODY'S RATINGS ARE NOT AVAILABLE, WE HAVE USED S&P (registered trademark) RATINGS. AMOUNTS SHOWN ARE AS A PERCENTAGE OF THE FUND'S INVESTMENTS.

PRIOR TO THIS REPORT, CERTAIN INFORMATION RELATED TO PORTFOLIO
HOLDINGS WAS STATED AS A PERCENTAGE OF THE FUND'S INVESTMENTS.


INVESTMENTS OCTOBER 31, 1999

Showing Percentage of Net Assets



MUNICIPAL BONDS - 97.6%

MOODY'S RATINGS  (UNAUDITED)                PRINCIPAL AMOUNT                VALUE (NOTE 1)
(A)

ALABAMA - 1.0%

Shelby County Gen. Oblig.         -         $ 4,000,000                     $ 4,266,000
Series A, 7.7% 8/1/17

ALASKA - 2.0%

Alaska Hsg. Fin. Corp. Rfdg.      Aa2        5,490,000                       5,307,732
Series A, 5.4% 12/1/13

Alaska Student Ln. Corp.
Student Ln. Rev.  Series A:

5.25% 7/1/07 (AMBAC Insured)      Aaa        1,500,000                       1,505,520
(e)

5.45% 7/1/09 (AMBAC Insured)      Aaa        1,500,000                       1,505,460
(e)

                                                                             8,318,712

ARIZONA - 1.3%

Arizona Student Ln. Aquistion     Aaa        1,300,000                       1,274,676
Auth. Rev. Series A1, 5.875%
5/1/18 (e)

Maricopa County Ind. Dev.         Baa1       4,495,000                       4,262,923
Auth. Health Facilities Rev.
Rfdg. (Catholic Healthcare
West Proj.) Series A, 4.1%
7/1/03

                                                                             5,537,599

ARKANSAS - 0.2%

Little Rock Arpt. Passenger       Aaa        680,000                         674,825
Facilities Charge Rev. 5.65%
5/1/16 (AMBAC Insured) (e)

CALIFORNIA - 3.8%

California Dept. of Wtr.          Aa2        2,190,000                       2,244,005
Resources Wtr. Sys. Rev.
(Central Valley Proj.)
Series J 2, 6.125% 12/1/13

California Hsg. Fin. Agcy.
Rev. (Home Mtg.):

Series B, 5.2% 8/1/26 (MBIA       Aaa        850,000                         852,491
Insured) (e)

Series R, 6.15% 8/1/27 (MBIA      Aaa        1,500,000                       1,497,165
Insured) (e)

California Pub. Works Board       A1         2,000,000                       1,989,700
Lease Rev. Rfdg. (California
Univ. Proj.) Series A, 5.5%
10/1/13

Central Valley Fing. Auth.        BBB-       4,500,000                       4,589,010
Cogeneration Proj. Rev.
(Carson Ice Gen. Proj.) 6%
7/1/09

Foothill/Eastern Trans.           Aaa        2,000,000                       891,200
Corridor Agcy. Toll Road
Rev. (Cap. Appreciation) Sr.
Lien Series A,  0% 1/1/14

Northern California Pwr.          Aaa        750,000                         804,053
Agcy. Pub. Pwr. Rev. (Proj.
No. 3) 5.85% 7/1/10 (AMBAC
Insured) (Escrowed to
Maturity) (f)

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS  (UNAUDITED)                PRINCIPAL AMOUNT                VALUE (NOTE 1)
(A)

CALIFORNIA - CONTINUED

Sacramento City Fing. Auth.       Aaa       $ 1,225,000                     $ 642,721
Rev. (Cap. Appreciation)
Series B, 0% 11/1/11  (MBIA
Insured)

Sacramento City Fing. Auth.       Aaa        2,000,000                       1,908,100
Lease Rev. Rfdg. Series A,
5.4% 11/1/20 (AMBAC Insured)

Sacramento Cogeneration Auth.     BBB-       500,000                         522,885
Cogeneration Proj. Rev.
(Procter & Gamble Proj.)
6.375% 7/1/10

                                                                             15,941,330

COLORADO - 5.3%

Arapaho County Cap. Impt.         Aaa        14,000,000                      2,175,460
Trust Fund Hwy. Rev. (Cap.
Appreciation) Series C, 0%
8/31/26 (Pre-Refunded to
8/31/05 @ 20.8626) (f)

Colorado Health Facilities
Auth. Rev.:

(Nat'l. Benevolent Assoc.         Baa2       1,360,000                       1,341,518
Proj.) Series A, 6.5% 6/1/25

Rfdg. (Rocky Mountain
Adventist):

6.625% 2/1/13                     Baa2       6,900,000                       6,476,616

6.625% 2/1/22                     Baa2       4,000,000                       3,648,840

Colorado Springs Arpt. Rev.
(Cap. Appreciation) Series C:

0% 1/1/06 (MBIA Insured)          Aaa        1,405,000                       1,034,656

0% 1/1/08 (MBIA Insured)          Aaa        870,000                         568,867

Denver City & County Arpt.
Rev.:

(Cap. Appreciation):

Series A, 0% 11/15/02 (MBIA       Aaa        2,115,000                       1,841,911
Insured) (e)

Series D, 0% 11/15/04 (MBIA       Aaa        1,700,000                       1,328,941
Insured) (e)

Series A:

7.5% 11/15/23 (e)                 Baa1       2,070,000                       2,240,672

7.5% 11/15/23 (Pre-Refunded       Aaa        430,000                         487,719
to 11/15/04 @ 102) (e)(f)

Series C, 6.55% 11/15/02 (e)      Baa1       1,000,000                       1,036,560

                                                                             22,181,760

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS  (UNAUDITED)                PRINCIPAL AMOUNT                VALUE (NOTE 1)
(A)

CONNECTICUT - 1.2%

Connecticut Health & Edl.         AAA       $ 2,170,000                     $ 2,321,683
Facilities Auth. Rev. (New
Britain Memorial Hosp.)
Series A, 7.5% 7/1/06
(Pre-Refunded to 7/1/02 @
102) (f)

Eastern Connecticut Resources     BBB        3,350,000                       2,923,612
Recovery Auth. Solid Waste
Rev. (Wheelabrator Lisbon
Proj.) Series A, 5.5% 1/1/20
(e)

                                                                             5,245,295

DISTRICT OF COLUMBIA - 3.1%

District of Columbia Gen.
Oblig. Rfdg.:

Series A:

6% 6/1/07 (MBIA Insured)          Aaa        1,850,000                       1,944,054

6% 6/1/07 (MBIA Insured)          Aaa        150,000                         159,164
(Escrowed to Maturity) (f)

Series B, 5% 6/1/05 (MBIA         Aaa        3,635,000                       3,644,342
Insured)

District of Columbia Hosp.        -          940,000                         980,495
Rev. (Hosp. for Sick
Children) Series A, 8.875%
1/1/21

District of Columbia Redev.
Land Agcy. Washington D.C.
Sports Arena Spl. Tax Rev.:

5.3% 11/1/99                      Baa        1,700,000                       1,700,000

5.625% 11/1/10                    Baa        485,000                         490,616

District of Columbia Rev.:

(Nat'l. Academy of Science        Aaa        2,500,000                       2,170,575
Proj.) Series A, 5% 1/1/19
(AMBAC Insured)

Rfdg. (Georgetown Univ.)          Aaa        2,000,000                       2,026,820
Series A, 5.95% 4/1/14 (MBIA
Insured)

                                                                             13,116,066

FLORIDA - 2.5%

Broward County Resource           A3         545,000                         562,533
Recovery Rev. (SES Broward
Co. LP South Proj.) 7.95%
12/1/08

Dade County Aviation Rev.         Aaa        5,000,000                       5,137,350
Rfdg. Series D, 5.75%
10/1/09 (AMBAC Insured) (e)

Florida Board of Ed. Cap.         Aa2        2,100,000                       2,007,789
Outlay Rfdg. (Pub. Ed.
Proj.) Series D, 5.75%
6/1/22 (b)

Florida Mid-Bay Bridge Auth.      -          2,500,000                       2,690,200
Rev. Series A, 7.5% 10/1/17

                                                                             10,397,872

GEORGIA - 0.2%

Atlanta Wtr. & Wastewtr. Rev.     Aaa        700,000                         707,182
Rfdg. Series A, 5.5% 11/1/10
(FGIC Insured)

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS  (UNAUDITED)                PRINCIPAL AMOUNT                VALUE (NOTE 1)
(A)

HAWAII - 1.7%

Honolulu City & County Gen.
Oblig. Rfdg.  Series C:

5% 7/1/07 (FGIC Insured)          Aaa       $ 3,500,000                     $ 3,490,970

5.125% 7/1/12 (FGIC Insured)      Aaa        4,000,000                       3,841,560

                                                                             7,332,530

ILLINOIS - 4.8%

Chicago Midway Arpt. Rev.         Aaa        1,500,000                       1,377,930
Series A, 5.5% 1/1/29 (MBIA
Insured)

Chicago O'Hare Int'l. Arpt.
Rev.:

(Passenger Facility Charge)       Aaa        2,500,000                       2,526,025
Series A, 5.6% 1/1/10 (AMBAC
Insured)

Rfdg. (Gen. Arpt. Proj.)
Series A:

6.25% 1/1/09 (AMBAC Insured)      Aaa        3,700,000                       3,917,227
(e)

6.375% 1/1/15 (MBIA Insured)      Aaa        1,400,000                       1,453,046

Chicago O'Hare Int'l. Arpt.       Baa2       1,000,000                       1,121,660
Spl. Facilities  Rev. Rfdg.
(American Airlines, Inc.
Proj.)  8.2% 12/1/24

Chicago School Reform Board       Aaa        5,000,000                       4,721,250
of Ed. (Chicago School
Reform) 5.75% 12/1/27 (AMBAC
Insured)

Du Page County Cmnty. High        Aaa        1,640,000                       1,726,641
School District #99 (Downers
Grove) Series A, 6% 2/1/06
(AMBAC Insured)

Illinois Edl. Facilities          Aaa        1,200,000                       1,271,784
Auth. Rev. Rfdg. (DePaul
Univ.) 6% 10/1/05 (AMBAC
Insured)

Illinois Health Facilities
Auth. Rev. (Memorial Hosp.
Proj.):

7.125% 5/1/10 (Pre-Refunded       -          1,000,000                       1,079,920
to  5/1/02 @ 102) (f)

7.25% 5/1/22 (Pre-Refunded to     -          1,000,000                       1,082,840
 5/1/02 @ 102) (f)

                                                                             20,278,323

INDIANA - 0.2%

Indianapolis Econ. Dev. Rev.      Baa2       1,000,000                       1,056,830
Rfdg. (Nat'l. Benevolent
Assoc.) 7.625% 10/1/22

IOWA - 0.8%

Iowa Student Ln. Liquidity        Aaa        3,500,000                       3,567,900
Corp. Student Ln. Rev. Rfdg.
Series B, 5.75% 12/1/07 (e)

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS  (UNAUDITED)                PRINCIPAL AMOUNT                VALUE (NOTE 1)
(A)

KANSAS - 0.6%

Kansas Dev. Fin. Auth. Rev.
(Sisters of Charity
Leavenworth):

5% 12/1/13 (MBIA Insured)         Aaa       $ 2,390,000                     $ 2,215,506

5% 12/1/14 (MBIA Insured)         Aaa        500,000                         455,285

                                                                             2,670,791

KENTUCKY - 1.9%

Kenton County Arpt. Board
Arpt. Rev.:

(Cincinnati/Northern Kentucky     Aaa        5,570,000                       5,836,190
Int'l.)  Series A, 6% 3/1/05
(MBIA Insured) (e)

(Spl. Facilities Delta            Baa3       2,000,000                       2,105,940
Airlines, Inc. Proj.)
Series A, 7.5% 2/1/20 (e)

                                                                             7,942,130

MARYLAND - 1.2%

Maryland Health & Higher Edl.
Facilities Auth. Rev.:

(Good Samaritan Hosp.):

5.75% 7/1/13 (AMBAC Insured)      Aaa        1,015,000                       1,023,983
(Escrowed to Maturity) (f)

5.75% 7/1/13 (Escrowed to         A1         1,665,000                       1,694,371
Maturity) (f)

Rfdg. (John Hopkins Univ.) 6%     Aa2        2,000,000                       2,143,960
7/1/10

                                                                             4,862,314

MASSACHUSETTS - 6.5%

Massachusetts Health & Edl.
Facilities Auth. Rev.:

(Bentley College) Series J,       Aaa        1,265,000                       1,120,398
5% 7/1/17 (MBIA Insured)

(Fairview Extended Care)          Aaa        5,000,000                       5,483,500
Series A, 10.25% 1/1/21
(Pre-Refunded to 1/1/01 @
103) (f)

(Hebrew Rehab. Ctr. for Aged)     A          2,000,000                       1,807,060
Series C, 5.25% 7/1/17

(New England Med. Ctr. Hosp.)     Aaa        500,000                         453,405
Series G, 5.375% 7/1/24
(MBIA Insured)

Massachusetts Ind. Fin. Agcy.     BBB        1,000,000                       968,590
Resource Recovery Rev. Rfdg.
(Ogden Haverhill Proj.)
Series A, 4.7% 12/1/03

Massachusetts Ind. Fin. Agcy.
Rev.:

(Atlanticare Med. Ctr.)           -          600,000                         612,000
Series B, 10.125% 11/1/14
(Pre-Refunded to  11/1/99 @
102) (f)

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS  (UNAUDITED)                PRINCIPAL AMOUNT                VALUE (NOTE 1)
(A)

MASSACHUSETTS - CONTINUED

Massachusetts Ind. Fin. Agcy.
Rev.: - continued

(Cap. Appreciation)
(Massachusetts Biomedical)
Series A 2:

0% 8/1/08                         A+        $ 800,000                       $ 503,608

0% 8/1/10                         -          4,500,000                       2,464,785

Massachusetts Muni. Wholesale     Baa2       1,000,000                       1,052,260
Elec. Co. Pwr. Supply Sys.
Rev. Rfdg. Series C, 6.5%
7/1/03

Massachusetts Tpk. Auth.          Aaa        5,000,000                       4,370,450
Metro. Hwy. Sys. Rev. Series
A, 5.125% 1/1/23 (MBIA
Insured)

Massachusetts Wtr. Poll.
Abatement Trust Rev. (MWRA
Ln. Prog.) Series A:

5.25% 8/1/13                      Aa1        100,000                         96,728

5.25% 8/1/14                      Aa1        300,000                         285,105

New England Ed. Ln. Marketing     A3         3,880,000                       3,971,335
Corp. Massachusetts Rfdg.
(Student Ln. Proj.) Series
F, 5.625% 7/1/04 (e)

New England Ed. Ln. Marketing     Aaa        4,005,000                       4,103,443
Corp. Massachusetts Student
Ln. Rev. Issue A, 5.8% 3/1/02

                                                                             27,292,667

MICHIGAN - 2.3%

Michigan Hosp. Fin. Auth.
Rev. Rfdg.:

(Genesys Reg'l. Hosp.) Series     Baa2       4,250,000                       4,056,923
A, 5.5% 10/1/18 (Escrowed to
Maturity) (f)

(Pontiac Osteopathic Hosp.)       Baa2       2,000,000                       1,756,600
Series A, 6% 2/1/24

Michigan Strategic Fund Rev.      Aaa        1,500,000                       1,366,170
Rfdg. (Detroit Edison Co.
Proj.) Series A, 5.55%
9/1/29 (MBIA Insured) (e)

Royal Oak Hosp. Fin. Auth.        Aa3        2,310,000                       2,435,387
Rev. Rfdg.  (William
Beaumont Hosp.) 6.25% 1/1/09

                                                                             9,615,080

MINNESOTA - 1.3%

Minneapolis & Saint Paul Hsg.     Aaa        1,800,000                       1,519,110
& Redev. Auth. Health Care
Sys. Rev. Rfdg. (Healthspan
Corp.) Series A, 4.75%
11/15/18 (AMBAC Insured)

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS  (UNAUDITED)                PRINCIPAL AMOUNT                VALUE (NOTE 1)
(A)

MINNESOTA - CONTINUED

Minnesota Hsg. Fin. Agcy.         Aa2       $ 2,000,000                     $ 2,039,640
Single Family Mtg. (Single
Family Mtg.) Series D, 6.4%
7/1/15 (e)

Rochester Health Care             AA+        2,000,000                       1,860,000
Facilities Rev. (Mayo
Foundation) Series A, 5.5%
11/15/27

                                                                             5,418,750

MISSISSIPPI - 1.0%

Mississippi Gen. Oblig. 6.2%      Aaa        3,720,000                       3,987,617
2/1/08  (Escrowed to
Maturity) (f)

Mississippi Home Corp. Single     Aaa        164,000                         170,780
Family Rev. Rfdg. Series A,
9.25% 3/1/12 (FGIC Insured)

                                                                             4,158,397

NEVADA - 0.6%

Las Vegas Downtown Redev.
Agcy. Tax Increment Rev.
(Fremont Street Proj.)
Series A:

6% 6/15/10                        BBB+       1,500,000                       1,478,355

6.1% 6/15/14                      BBB+       1,000,000                       999,740

                                                                             2,478,095

NEW HAMPSHIRE - 0.1%

New Hampshire Higher Edl. &       -          480,000                         502,354
Health Facilities Auth. Rev.
(Littleton Hosp. Assoc.,
Inc.)  Series A, 9.5% 5/1/20
(Pre-Refunded to 5/1/00 @
102) (f)

NEW JERSEY - 2.1%

New Jersey Edl. Facilities
Auth. Rev. Rfdg.  (Seton
Hall Univ. Proj.):

5% 7/1/18 (AMBAC Insured)         Aaa        1,000,000                       886,280

5.25% 7/1/07 (AMBAC Insured)      Aaa        1,610,000                       1,634,263

New Jersey Trans. Trust Fund      Aaa        4,000,000                       4,066,920
Auth. Rfdg. (Trans. Sys.)
Series A, 5.5% 6/15/11 (MBIA
Insured)

Passaic County Util. Auth.        Aaa        2,500,000                       2,253,475
Solid Waste Disp.  Rev.
Rfdg. (Cap. Appreciation) 0%
3/1/02 (MBIA Insured)

                                                                             8,840,938

NEW MEXICO - 1.8%

Albuquerque Arpt. Rev. Rfdg.:

6.7% 7/1/18 (AMBAC Insured)       Aaa        3,970,000                       4,213,996
(e)

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS  (UNAUDITED)                PRINCIPAL AMOUNT                VALUE (NOTE 1)
(A)

NEW MEXICO - CONTINUED

Albuquerque Arpt. Rev. Rfdg.:
- continued

6.75% 7/1/11 (AMBAC Insured)      Aaa       $ 1,805,000                     $ 2,006,420
(e)

New Mexico Edl. Assistance        Aaa        1,350,000                       1,353,267
Foundation  Student Ln. Rev.
Series B, 5.25% 4/1/05
(AMBAC Insured) (e)

                                                                             7,573,683

NEW YORK - 18.0%

Long Island Pwr. Auth. New        Aaa        9,390,000                       8,209,959
York Elec. Sys. Rev. Series
A, 5.125% 12/1/22 (FSA
Insured)

Metro. Trans. Auth. Dedicated     Aaa        1,000,000                       889,050
Tax Fund Series A, 5.25%
4/1/26 (MBIA Insured)

Metro. Trans. Auth. New York
Commuter Facilities Rev.:

Rfdg. (Svc. Contract) Series R:

5% 7/1/02                         Baa1       2,370,000                       2,394,530

5% 7/1/03                         Baa1       2,490,000                       2,512,211

Series A:

5.625% 7/1/27 (MBIA Insured)      Aaa        200,000                         188,896

6.125% 7/1/29                     Baa1       6,750,000                       6,672,578

Metro. Trans. Auth. New York      Baa1       1,010,000                       988,245
Svc. Contract Rev. Series P,
5.75% 7/1/15

Metro. Trans. Auth. New York
Trans. Facilities Rev. Rfdg.
(Svc. Contract Proj.) Series
8:

5.25% 7/1/17                      Baa1       500,000                         448,780

5.375% 7/1/21 (FSA Insured)       Aaa        700,000                         640,073

New York City:

Rfdg.:

Series A, 7% 8/1/03               A3         2,000,000                       2,148,960

Series B:

5.7% 8/15/02                      A3         1,130,000                       1,163,233

5.7% 8/15/02 (Escrowed to         A3         35,000                          36,159
Maturity) (f)

6.75% 8/15/03                     A3         2,000,000                       2,134,700

Series E, 6.5% 2/15/04 (FGIC      Aaa        1,000,000                       1,064,970
Insured)

Series D, 5.5% 2/15/04            A3         2,000,000                       2,050,180

Series H:

6.875% 2/1/02                     A3         160,000                         167,629

6.875% 2/1/02 (Escrowed to        Aaa        80,000                          84,233
Maturity) (f)

New York City Ind. Dev. Agcy.     Aaa        1,000,000                       1,045,910
Ind. Dev. Rev. (Japan
Airlines Co. Ltd. Proj.)
Series 1991,  6% 11/1/15
(FSA Insured) (e)

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS  (UNAUDITED)                PRINCIPAL AMOUNT                VALUE (NOTE 1)
(A)

NEW YORK - CONTINUED

New York City Ind. Dev. Agcy.     A3        $ 8,680,000                     $ 8,957,586
Spl. Facilities Rev. (Term.
One Group Assoc. Proj.) 5.9%
1/1/06 (e)

New York City Muni. Wtr. Fin.
Auth. Wtr. & Swr. Sys. Rev.
Series B:

5.5% 6/15/27 (MBIA Insured)       Aaa        3,500,000                       3,247,370

5.75% 6/15/26                     A1         5,000,000                       4,745,550

5.75% 6/15/29                     A1         4,000,000                       3,777,800

New York State Dorm. Auth.
Rev.:

(City Univ. Sys.                  Baa1       3,000,000                       3,108,930
Consolidated) Series A, 5.7%
7/1/05

Rfdg. (Jamaica Hosp.) Series      Aaa        6,150,000                       5,763,965
F, 5.2% 2/15/14 (MBIA
Insured)

New York State Envir.
Facilities Corp.:

Clean Wtr. & Drinking Rev.
(Revolving Funds) Series F:

4.875% 6/15/18                    Aa1        1,000,000                       860,480

4.875% 6/15/20                    Aa1        1,300,000                       1,102,049

5% 6/15/15                        Aa1        700,000                         627,445

New York State Envir.             Aa1        1,000,000                       883,850
Facilities Corp. Poll. Cont.
Rev. 5.125% 6/15/19

New York State Local Govt.        A3         7,500,000                       7,200,000
Assistance Corp. Rfdg.
Series C, 5.5% 4/1/17

New York State Thruway Auth.      Baa1       2,000,000                       2,090,100
Svc. Contract Rev. (Local
Hwy. & Bridges) 5.9% 4/1/07

Triborough Bridge & Tunnel        Aaa        500,000                         492,700
Auth. Spl. Oblig. Rfdg.
Series A, 5.25% 1/1/11 (FGIC
Insured)

                                                                             75,698,121

NORTH CAROLINA - 4.4%

North Carolina Eastern Muni.
Pwr. Agcy. Pwr. Sys. Rev.
Rfdg.:

Series A, 5.5% 1/1/05 (MBIA       Aaa        4,000,000                       4,112,160
Insured)

Series B:

6% 1/1/06                         Baa3       4,175,000                       4,218,587

7.25% 1/1/07                      Baa3       1,000,000                       1,078,380

Series C:

5.125% 1/1/03                     Baa1       2,700,000                       2,667,708

5.25% 1/1/04                      Baa1       1,365,000                       1,347,159

5.5% 1/1/07 (MBIA Insured)        Aaa        2,000,000                       2,044,840

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS  (UNAUDITED)                PRINCIPAL AMOUNT                VALUE (NOTE 1)
(A)

NORTH CAROLINA - CONTINUED

North Carolina Muni. Pwr.
Agcy. #1 Catawba Elec. Rev.:

Rfdg. 5.75% 1/1/02                Baa1      $ 1,750,000                     $ 1,763,615

6.25% 1/1/17 (AMBAC Insured)      Aaa        1,150,000                       1,187,801

                                                                             18,420,250

OHIO - 4.5%

Cincinnati Student Ln. Fdg.       -          1,215,000                       1,241,208
Corp. Student Ln. Rev.
Series B, 8.875% 8/1/08 (e)

Franklin County Hosp. Rev.        Baa3       5,000,000                       4,791,300
(Doctor's Ohio Health Corp.)
Series A 4.75% 12/1/03

Gateway Economic Dev. Corp.       -          3,000,000                       3,003,780
Greater Cleveland Stadium
Rev. 6.5% 9/15/14 (e)

Marion County Hosp. Impt.         BBB+       1,000,000                       1,001,720
Rev. Rfdg. (Comnty. Hosp.
Proj.) 5.6% 5/15/01

Ohio Tpk. Commission Rfdg.        Aaa        5,000,000                       4,749,250
Series A, 5.5% 2/15/24 (FGIC
Insured)

Ohio Wtr. Dev. Auth. Poll.
Cont. Rev. (Wtr. Cont. Ln.
Fund):

State Match Series, 6.5%          Aaa        1,835,000                       1,988,039
12/1/04  (MBIA Insured)

Wtr. Quality Series, 5.625%       Aaa        2,000,000                       2,087,260
6/1/06  (MBIA Insured)

                                                                             18,862,557

OKLAHOMA - 1.2%

Sapulpa Muni. Auth. Util.         Aaa        1,000,000                       972,360
Rev. Rfdg. 5.75% 4/1/23
(FGIC Insured)

Tulsa Muni. Arpt. Trust Rev.      Baa2       4,000,000                       4,261,480
(American Airlines Corp.
Proj.) 7.35% 12/1/11

                                                                             5,233,840

PENNSYLVANIA - 3.8%

Allegheny County Arpt. Rev.       Aaa        1,000,000                       1,030,000
Rfdg. (Pittsburgh Int'l
Arpt. Proj.) Series A, 5.75%
1/1/07 (MBIA Insured) (e)

Allegheny County Ind. Dev.        -          325,000                         339,573
Auth. Rev. (YMCA Pittsburgh
Proj.) Series A, 8.75% 3/1/10

Butler County Ind. Dev. Auth.     A          3,000,000                       2,904,960
Health Ctr. Rev. Rfdg.
(Sherwood Oaks Proj.) 5.75%
6/1/11

Cumberland County Muni. Auth.
Rev. Rfdg. (Carlisle Hosp. &
Health):

6.8% 11/15/14                     Baa3       3,250,000                       3,283,345

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS  (UNAUDITED)                PRINCIPAL AMOUNT                VALUE (NOTE 1)
(A)

PENNSYLVANIA - CONTINUED

Cumberland County Muni. Auth.
Rev. Rfdg. (Carlisle Hosp. &
Health): - continued

6.8% 11/15/23                     Baa3      $ 1,000,000                     $ 1,004,670

Delaware County Auth. Rev.
(1st. Mtg. Riddle Village
Proj.):

8.25% 6/1/22 (Escrowed to         Aaa        2,250,000                       2,604,870
Maturity) (f)

8.75% 6/1/10 (Pre-Refunded to     Aaa        2,870,000                       3,220,743
6/1/02 @ 102) (f)

Pennsylvania Ind. Dev. Auth.      Aaa        1,345,000                       1,396,635
Rev. (Econ. Dev.) 5.8%
7/1/09 (AMBAC Insured)

                                                                             15,784,796

RHODE ISLAND - 1.1%

Rhode Island Port Auth. &         Aaa        4,000,000                       4,506,640
Economic Dev. Corp. Arpt.
Rev. Series A, 7% 7/1/14
(FSA Insured) (e)

SOUTH CAROLINA - 0.4%

Piedmont Muni. Pwr. Agcy.         Aaa        1,715,000                       1,822,805
Elec. Rev. Rfdg. Series A,
6.25% 1/1/05 (FGIC Insured)

TENNESSEE - 0.3%

Metro. Govt. Nashville &          Aaa        1,000,000                       720,210
Davidson County Elec. Rev.
(Cap. Appreciation) Series
A, 0% 5/15/06 (MBIA Insured)

Tennessee Gen. Oblig. Rfdg.       Aaa        400,000                         426,564
Series A, 6% 5/1/07

                                                                             1,146,774

TEXAS - 8.4%

Conroe Independent School         Aaa        750,000                         457,643
District Rfdg.  (Cap.
Appreciation) Series B, 0%
2/15/09

Dallas-Fort Worth Int'l.          Baa1       6,000,000                       6,247,260
Arpt. Facility Impt. Corp.
Rev. (American Airlines,
Inc.) 7.5% 11/1/25 (e)

Fort Bend Independent School      AAA        2,500,000                       2,496,675
District Rfdg. 5.25% 2/15/10

Midlothian Independent School     Aaa        1,845,000                       1,500,317
District Rfdg. (Cap.
Appreciation) 0% 2/15/04

San Antonio Elec. & Gas Rev.      Aa1        75,000                          77,913
Rfdg. 5.5% 2/1/20
(Pre-Refunded to 2/1/07 @
101) (f)

San Antonio Gen. Oblig.           Aa2        1,390,000                       1,323,711
Series 2000, 5% 2/1/11 (b)

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS  (UNAUDITED)                PRINCIPAL AMOUNT                VALUE (NOTE 1)
(A)

TEXAS - CONTINUED

San Antonio Independent           Aaa       $ 3,650,000                     $ 3,808,921
School District 5.75% 8/15/10

Texas Gen. Oblig. (Texas Pub.     Aa1        5,000,000                       4,602,550
Fing. Auth. Proj.) Series A,
5% 10/1/14

Texas Muni. Pwr. Agcy. Rev.       Aaa        3,930,000                       2,040,063
Rfdg.  (Cap. Appreciation)
0% 9/1/11  (AMBAC Insured)

Travis County Health              Aaa        4,000,000                       4,058,600
Facilities Dev. Corp. Rev.
(Ascension Health Cr. Prog.)
Series A, 6.25% 11/15/19
(MBIA Insured)

Univ. of Texas Univ. Revs         Aa1        6,275,000                       6,339,507
Rfdg. (Fing. Sys. Proj.)
Series B, 5.625% 8/15/12

Yselta Independent School         Aaa        4,065,000                       2,415,423
District Rfdg. (Cap.
Appreciation) 0% 8/15/09

                                                                             35,368,583

UTAH - 2.6%

Intermountain Pwr. Agcy. Pwr.
Supply Rev.:

Rfdg.:

Series A, 6.5% 7/1/09 (AMBAC      Aaa        1,000,000                       1,092,440
Insured)

Series B, 5.75% 7/1/16 (MBIA      Aaa        2,500,000                       2,465,025
Insured)

Rfdg. Spl. Oblig. 6th Series      Aaa        7,000,000                       7,061,180
B, 6% 7/1/16 (MBIA Insured)

South Salt Lake City Ind.         -          250,000                         264,948
Rev. (Price Savers Wholesale
Club Proj.) 9% 11/15/13

                                                                             10,883,593

VIRGINIA - 0.3%

Loudoun County Ind. Dev.          -          1,000,000                       1,127,590
Auth. Residential Care
Facilities Rev. (Falcons
Landing Proj.) Series A,
9.25% 11/1/04 (Escrowed to
Maturity) (f)

WASHINGTON - 5.1%

King County Gen. Oblig.           Aa1        3,990,000                       4,111,057
Series D, 5.75% 12/1/11

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS  (UNAUDITED)                PRINCIPAL AMOUNT                VALUE (NOTE 1)
(A)

WASHINGTON - CONTINUED

Washington Pub. Pwr. Supply
Sys. Nuclear  Proj. #2 Rev.:

Rfdg. Series A:

5% 7/1/05                         Aa1       $ 3,050,000                     $ 3,045,974

5.9% 7/1/04                       Aa1        1,000,000                       1,041,160

5.4% 7/1/12                       Aa1        14,000,000                      13,351,091

                                                                             21,549,282

TOTAL MUNICIPAL BONDS                                                        410,382,254
(Cost $415,389,508)


CASH EQUIVALENTS - 1.9%

                              SHARES

Municipal Central Cash Fund,   8,130,356                  8,130,356
3.56% (c)(d) (Cost
$8,130,356)

TOTAL INVESTMENT PORTFOLIO -                              418,512,610
99.5%
(Cost $423,519,864)

NET OTHER ASSETS - 0.5%                                   2,101,879

NET ASSETS - 100%                                       $ 420,614,489

LEGEND

(a) Standard & Poor's credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.

(b) Security purchased on a delayed delivery or when-issued basis.

(c) Information in this report regarding holdings by state and security types does not reflect the holdings of the Municipal Central Cash Fund. A listing of the Municipal Central Cash Fund's holdings as of its most recent fiscal period end is available upon request.

(d) The rate quoted is the annualized seven-day yield of the fund at period end.

(e) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

(f) Security collateralized by an amount sufficient to pay interest and principal.

OTHER INFORMATION

The composition of long-term debt holdings as percentage of total value of investments in securities, is as follows (ratings are (unaudited):

MOODY'S RATINGS            S&P RATINGS

Aaa, Aa, A        68.1%    AAA, AA, A    63.6%

Baa               19.4%    BBB           21.0%

Ba                0.0%     BB            0.0%

B                 0.0%     B             0.0%

Caa               0.0%     CCC           0.0%

Ca, C             0.0%     CC, C         0.0%

                           D             0.0%

The percentage not rated by Moody's or S&P amounted to 4.7%.

The distribution of municipal securities by revenue source, as a percentage of net assets, is as follows:

General Obligations          19.3%

Electric Utilities           15.9

Transportation               14.4

Health Care                  13.4

Education                     8.0

Escrowed/Pre-Refunded         7.9

Industrial Development        6.4

Water & Sewer                 5.7

Others (individually less     8.5
than 5%)

Net Other Assets              0.5

                            100.0%

INCOME TAX INFORMATION

At October 31, 1999, the aggregate cost of investment securities for income tax purposes was $423,519,864. Net unrealized depreciation aggregated $5,007,254, of which $6,610,938 related to appreciated investment securities and $11,618,192 related to depreciated investment securities.

At October 31, 1999, the fund had a capital loss carryforward of approximately $13,685,000 of which $7,417,000 and $6,268,000 will expire on October 31, 2003 and 2004, respectively.

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
                                           OCTOBER 31, 1999

ASSETS

Investment in securities, at                  $ 418,512,610
value (cost $423,519,864) -
See accompanying schedule

Receivable for investments                     10,776,377
sold

Receivable for fund shares                     198,989
sold

Interest receivable                            7,068,772

Other receivables                              22,338

 TOTAL ASSETS                                  436,579,086

LIABILITIES

Payable for investments         $ 10,664,053
purchased Regular delivery

 Delayed delivery                3,449,619

Payable for fund shares          907,180
redeemed

Distributions payable            600,795

Accrued management fee           132,767

Distribution fees payable        129,306

Other payables and accrued       80,877
expenses

 TOTAL LIABILITIES                             15,964,597

NET ASSETS                                    $ 420,614,489

Net Assets consist of:

Paid in capital                               $ 439,900,857

Accumulated undistributed net                  (14,279,114)
realized  gain (loss) on
investments

Net unrealized appreciation                    (5,007,254)
(depreciation) on investments

NET ASSETS                                    $ 420,614,489

STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                         OCTOBER 31, 1999

CALCULATION OF MAXIMUM             $11.69
OFFERING PRICE CLASS A: NET
ASSET VALUE and redemption
price per share
($10,721,810 (divided by)
917,460 shares)

Maximum offering price per         $12.27
share (100/95.25 of $11.69)

CLASS T: NET ASSET VALUE and       $11.70
redemption price per share
($329,926,390 (divided by)
28,197,578 shares)

Maximum offering price per         $12.12
share (100/96.50 of $11.70)

CLASS B: NET ASSET VALUE and       $11.67
offering price per share
($63,464,208 (divided by)
5,438,241 shares) A

CLASS C: NET ASSET VALUE and       $11.70
offering price per share
($13,071,301 (divided by)
1,117,056 shares) A

INSTITUTIONAL CLASS: NET           $11.65
ASSET VALUE, offering price
and redemption price   per
share ($3,430,780 (divided
by) 294,537 shares)

A REDEMPTION PRICE PER SHARE IS EQUAL TO NET ASSET VALUE LESS ANY
APPLICABLE CONTINGENT DEFERRED SALES CHARGE.

STATEMENT OF OPERATIONS

                               YEAR ENDED OCTOBER 31, 1999

INTEREST INCOME                               $ 23,713,018

EXPENSES

Management fee                 $ 1,695,763

Transfer agent fees             460,510

Distribution fees               1,577,955

Accounting fees and expenses    141,615

Non-interested trustees'        1,358
compensation

Custodian fees and expenses     21,716

Registration fees               117,150

Audit                           37,659

Legal                           12,407

 Total expenses before          4,066,133
reductions

 Expense reductions             (3,319)        4,062,814

NET INTEREST INCOME                            19,650,204

REALIZED AND UNREALIZED GAIN
(LOSS)
Net realized gain (loss) on:

 Investment securities          2,459,744

 Futures contracts              21,684         2,481,428

Change in net unrealized
appreciation (depreciation)
on:

 Investment securities          (33,606,253)

 Futures contracts              (83,889)       (33,690,142)

NET GAIN (LOSS)                                (31,208,714)

NET INCREASE (DECREASE) IN                    $ (11,558,510)
NET ASSETS RESULTING  FROM
OPERATIONS

STATEMENT OF CHANGES IN NET ASSETS

                                 YEAR ENDED OCTOBER 31, 1999  YEAR ENDED OCTOBER 31, 1998

INCREASE (DECREASE) IN NET
ASSETS

Operations Net interest income   $ 19,650,204                 $ 20,054,896

 Net realized gain (loss)         2,481,428                    842,117

 Change in net unrealized         (33,690,142)                 13,362,203
appreciation (depreciation)

 NET INCREASE (DECREASE) IN       (11,558,510)                 34,259,216
NET ASSETS RESULTING  FROM
OPERATIONS

Distributions to shareholders     (19,650,204)                 (20,054,896)
from net interest income

Share transactions - net          (1,025,834)                  279,500
increase (decrease)

  TOTAL INCREASE (DECREASE)       (32,234,548)                 14,483,820
IN NET ASSETS

NET ASSETS

 Beginning of period              452,849,037                  438,365,217

 End of period                   $ 420,614,489                $ 452,849,037


FINANCIAL HIGHLIGHTS - CLASS A
YEARS ENDED OCTOBER 31,          1999      1998      1997       1996 F

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 12.540  $ 12.150  $ 11.740   $ 11.630
period

Income from Investment
Operations

Net interest income               .567      .571      .583 D     .105 D, E

Net realized and unrealized       (.850)    .390      .445       .109
gain (loss)

Total from investment             (.283)    .961      1.028      .214
operations

Less Distributions

From net interest income          (.567)    (.571)    (.616) E   (.104)

In excess of net interest         -         -         (.002)     -
income

Total distributions               (.567)    (.571)    (.618)     (.104)

Net asset value, end of period   $ 11.690  $ 12.540  $ 12.150   $ 11.740

TOTAL RETURN B, C                 (2.36)%   8.07%     9.02%      1.84%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 10,722  $ 6,721   $ 3,755    $ 202
(000 omitted)

Ratio of expenses to average      .72%      .90% G    .90% G     .90% A, G
net assets

Ratio of net interest income      4.62%     4.57%     4.87%      5.73% A
to  average net assets

Portfolio turnover rate           23%       36%       36%        49%

A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INTEREST INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E NET INTEREST INCOME PER SHARE IN 1996 REFLECTS A PAYMENT RECEIVED FROM AN ISSUER IN BANKRUPTCY WHICH WAS DISTRIBUTED IN 1997.
F FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF CLASS A SHARES) TO OCTOBER 31, 1996
G FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.

FINANCIAL HIGHLIGHTS - CLASS T

YEARS ENDED OCTOBER 31,          1999       1998       1997       1996        1995

SELECTED PER-SHARE DATA

Net asset value, beginning       $ 12.560   $ 12.150   $ 11.760   $ 11.880    $ 11.220
of period

Income from Investment
Operations

Net interest income               .555       .571       .597 B     .677 B, C   .700

Net realized and unrealized       (.860)     .410       .407       (.136)      .660
gain (loss)

Total from investment             (.305)     .981       1.004      .541        1.360
operations

Less Distributions

From net interest income          (.555)     (.571)     (.612) C   (.661)      (.700)

In excess of net interest         -          -          (.002)     -           -
income

Total distributions               (.555)     (.571)     (.614)     (.661)      (.700)

Net asset value, end of period   $ 11.700   $ 12.560   $ 12.150   $ 11.760    $ 11.880

TOTAL RETURN A                    (2.53)%    8.15%      8.89%      4.68%       12.50%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 329,926  $ 380,325  $ 392,075  $ 480,432   $ 565,131
(000 omitted)

Ratio of expenses to average      .81%       .87%       .89%       .89%        .91%
net assets

Ratio of net interest income      4.51%      4.62%      5.04%      5.74%       6.06%
to average net assets

Portfolio turnover rate           23%        36%        36%        49%         37%


A TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE.
B NET INTEREST INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
C NET INTEREST INCOME PER SHARE IN 1996 REFLECTS A PAYMENT RECEIVED FROM AN ISSUER IN BANKRUPTCY WHICH WAS DISTRIBUTED IN 1997.

FINANCIAL HIGHLIGHTS - CLASS B

YEARS ENDED OCTOBER 31,          1999      1998      1997       1996        1995

SELECTED PER-SHARE DATA

Net asset value, beginning       $ 12.530  $ 12.130  $ 11.740   $ 11.860    $ 11.210
of period

Income from Investment
Operations

Net interest income               .476      .491      .515 C     .596 C, D   .612

Net realized and unrealized       (.860)    .400      .416       (.136)      .650
gain (loss)

Total from investment             (.384)    .891      .931       .460        1.262
operations

Less Distributions

From net interest income          (.476)    (.491)    (.539) D   (.580)      (.612)

In excess of net interest         -         -         (.002)     -           -
income

Total distributions               (.476)    (.491)    (.541)     (.580)      (.612)

Net asset value, end of period   $ 11.670  $ 12.530  $ 12.130   $ 11.740    $ 11.860

TOTAL RETURN A, B                 (3.16)%   7.47%     8.15%      3.98%       11.57%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 63,464  $ 55,032  $ 41,024   $ 39,389    $ 32,395
(000 omitted)

Ratio of expenses to average      1.46%     1.53%     1.56%      1.57%       1.86% E
net assets

Ratio of net interest income      3.88%     3.96%     4.35%      5.06%       5.18%
to average net assets

Portfolio turnover rate           23%       36%       36%        49%         37%


A THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
B TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
C NET INTEREST INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
D NET INTEREST INCOME PER SHARE IN 1996 REFLECTS A PAYMENT RECEIVED FROM AN ISSUER IN BANKRUPTCY WHICH WAS DISTRIBUTED IN 1997.
E FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.

FINANCIAL HIGHLIGHTS - CLASS C

YEARS ENDED OCTOBER 31,          1999      1998 D

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 12.560  $ 12.130
period

Income from Investment
Operations

Net interest income               .465      .455

Net realized and unrealized       (.860)    .430
gain (loss)

Total from investment             (.395)    .885
operations

Less Distributions

From net interest income          (.465)    (.455)

Net asset value, end of period   $ 11.700  $ 12.560

TOTAL RETURN B, C                 (3.24)%   7.41%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 13,071  $ 7,031
(000 omitted)

Ratio of expenses to average      1.56%     1.75% A, E
net assets

Ratio of net interest income      3.79%     3.60% A
to average net assets

Portfolio turnover rate           23%       36%

A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D FOR THE PERIOD NOVEMBER 3, 1997 (COMMENCEMENT OF SALE OF CLASS C SHARES) TO OCTOBER 31, 1998
E FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.

FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS

YEARS ENDED OCTOBER 31,          1999      1998      1997       1996        1995 F

SELECTED PER-SHARE DATA

Net asset value, beginning       $ 12.510  $ 12.120  $ 11.720   $ 11.880    $ 11.700
of period

Income from Investment
Operations

Net interest income               .584      .592      .609 D     .707 D, E   .232

Net realized and unrealized       (.860)    .390      .464       (.197)      .180
gain (loss)

Total from investment             (.276)    .982      1.073      .510        .412
operations

Less Distributions

From net interest income          (.584)    (.592)    (.671) E   (.670)      (.232)

In excess of net interest         -         -         (.002)     -           -
income

Total distributions               (.584)    (.592)    (.673)     (.670)      (.232)

Net asset value, end of period   $ 11.650  $ 12.510  $ 12.120   $ 11.720    $ 11.880

TOTAL RETURN B, C                 (2.31)%   8.28%     9.44%      4.41%       3.55%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 3,431   $ 3,741   $ 1,511    $ 927       $ 154
(000 omitted)

Ratio of expenses to average      .60%      .75% G    .75% G     .75% G      .75% A, G
net assets

Ratio of net interest income      4.75%     4.75%     5.11%      5.88%       5.89% A
to average net assets

Portfolio turnover rate           23%       36%       36%        49%         37%


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
D NET INTEREST INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E NET INTEREST INCOME PER SHARE IN 1996 REFLECTS A PAYMENT RECEIVED FROM AN ISSUER IN BANKRUPTCY WHICH WAS DISTRIBUTED IN 1997.
F FOR THE PERIOD JULY 3, 1995 (COMMENCEMENT OF SALE OF INSTITUTIONAL CLASS SHARES) TO OCTOBER 31, 1995.
G FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.

NOTES TO FINANCIAL STATEMENTS
For the period ended October 31, 1999


1. SIGNIFICANT ACCOUNTING POLICIES.

Fidelity Advisor Municipal Income Fund (the fund) is a fund of Fidelity Advisor Series II (the trust) (formerly a fund of Fidelity Advisor Series V) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Interest income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, and certain other class-specific fees, expenses, and expense reductions.

The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

SECURITY VALUATION. Securities are valued based upon a computerized matrix system and/or appraisals by a pricing service, both of which consider market transactions and dealer-supplied valuations. Securities for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.

INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

INTEREST INCOME. Interest income, which includes amortization of premium and accretion of original issue discount, is accrued as earned.

EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

DISTRIBUTIONS TO SHAREHOLDERS. Distributions are declared daily and paid monthly from net interest income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.

1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

DISTRIBUTIONS TO SHAREHOLDERS - CONTINUED

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for futures transactions, market discount, capital loss carryforwards and losses deferred due to futures transactions. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital and may affect the per-share allocation between net interest income and realized and unrealized gain (loss). Accumulated undistributed net realized gain (loss) on investments may include temporary book and tax basis differences that will reverse in a subsequent period. Any taxable gain remaining at fiscal year end is distributed in the following year.

SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. OPERATING POLICIES.

MUNICIPAL CENTRAL CASH FUND. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund may invest in the Municipal Central Cash Fund (the Cash Fund) managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of Fidelity Management & Research Company (FMR). The Cash Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Fund seeks preservation of capital, liquidity, and current income by investing in high-quality, short-term municipal securities of various states and municipalities. Income distributions from the Cash Fund are declared daily and paid monthly from net interest income. Income distributions earned by the fund are recorded as interest income in the accompanying financial statements.

WHEN-ISSUED SECURITIES. The fund may purchase or sell securities on a when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities is fixed at the time the transaction is negotiated. The market values of the securities purchased on a when-issued or forward commitment basis are identified as such in the fund's schedule of investments. The fund may receive compensation for interest forgone in the purchase of a when-issued security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the market value of the underlying securities, if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.

2. OPERATING POLICIES - CONTINUED

FUTURES CONTRACTS. The fund may use futures contracts to manage its exposure to the bond market and to fluctuations in interest rates. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

3. PURCHASES AND SALES OF INVESTMENTS.

Purchases and sales of securities, other than short-term securities, aggregated $100,137,443 and $107,267,340, respectively.

The market value of futures contracts opened and closed during the period amounted to $0 and $6,962,986, respectively.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.

MANAGEMENT FEE. As the fund's investment Adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .0920% to .3700% for the period. The annual individual fund fee rate is .25%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annual rate of .38% of average net assets.

SUB-ADVISER FEE. FMR, on behalf of the fund, has entered into a sub-advisory agreement with FIMM, a wholly owned subsidiary of FMR. For its services, FIMM receives a fee from FMR of 50% of the management fee payable to FMR. The fee is paid prior to any voluntary expense reimbursements which may be in effect.

DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Board of Trustees has adopted separate distribution plans with respect to each class of shares (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a distribution and service fee. A portion of this fee may be reallowed to securities dealers, banks and other financial

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

DISTRIBUTION AND SERVICE PLAN - CONTINUED

institutions for the distribution of each class of shares and providing shareholder support services. For the period, this fee was based on the following annual rates of the average net assets of each applicable class:

CLASS A    .15%

CLASS T    .25%

CLASS B    .90%*

CLASS C    1.00%**

* .65% REPRESENTS A DISTRIBUTION FEE AND .25% REPRESENTS A SHAREHOLDER SERVICE FEE.
** .75% REPRESENTS A DISTRIBUTION FEE AND .25% REPRESENTS A
SHAREHOLDER SERVICE FEE.

For the period, each class paid FDC the following amounts, a portion of which was retained by FDC:

          PAID TO FDC  RETAINED BY FDC

CLASS A   $ 14,240     $ 71

CLASS T    900,188      11,550

CLASS B    552,424      399,100

CLASS C    111,103      87,365

          $ 1,577,955  $ 498,086

SALES LOAD. FDC receives a front-end sales charge of up to 4.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. Contingent deferred sales charges are based on declining rates ranging from 5% to 1% for Class B and 1% for Class C, of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. In addition, purchases of Class A and Class T shares that were subject to a finder's fee bear a contingent deferred sales charge on assets that do not remain in the fund for at least one year. The Class A and Class T contingent deferred sales charge is based on 0.25% of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. A portion of the sales charges paid to FDC is paid to securities dealers, banks and other financial institutions.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

SALES LOAD - CONTINUED

For the period, sales charge amounts paid to and retained by FDC were as follows:

          PAID TO FDC  RETAINED BY FDC

CLASS A   $ 50,968     $ 28,875

CLASS T    204,851      72,163

CLASS B    209,085      209,085*

CLASS C    16,279       16,279*

          $ 481,183    $ 326,402

* WHEN CLASS B AND CLASS C SHARES ARE INITIALLY SOLD, FDC PAYS
COMMISSIONS FROM ITS OWN RESOURCES TO SECURITIES DEALERS,
 BANKS, AND OTHER FINANCIAL INSTITUTIONS THROUGH WHICH THE SALES ARE
MADE.

TRANSFER AGENT AND ACCOUNTING FEES. Effective June 14, 1999, Citibank, N.A. (Citibank) replaced UMB Bank, n.a. as the custodian, transfer agent, and shareholder servicing agent for the fund's Class A, Class T, Class B, Class C, and Institutional Class shares. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC) with respect to all classes of the fund to perform the transfer, dividend disbursing, and shareholder servicing agent functions. FIIOC, an affiliate of FMR, receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. All fees are paid to FIIOC by Citibank, which is reimbursed by each class for such payments. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, each class paid the following transfer agent fees:

                       AMOUNT     % OF AVERAGE NET ASSETS

CLASS A                $ 11,061   .12

CLASS T                 368,638   .10

CLASS B                 63,218    .10

CLASS C                 12,116    .11

INSTITUTIONAL CLASS     5,477     .15

                       $ 460,510

Citibank also has a sub-contract with Fidelity Service Company, Inc.
(FSC), an affiliate of FMR, under which FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

5. EXPENSE REDUCTIONS.

Through arrangements with the fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce a portion of expenses. During the period, the fund's custodian fees were reduced by $694 under the custodian arrangement, and Class T's transfer agent fees were reduced by $2,625 under the transfer agent arrangement.

6. DISTRIBUTIONS TO SHAREHOLDERS.

Distributions to shareholders of each class were as follows:

                          YEARS ENDED OCTOBER 31,

                          1999                     1998 A

FROM NET INTEREST INCOME

Class A                   $ 439,029                $ 231,309

Class T                    16,229,661               17,722,552

Class B                    2,381,487                1,865,869

Class C                    421,752                  106,528

Institutional Class        178,275                  128,638

Total                     $ 19,650,204             $ 20,054,896

A DISTRIBUTIONS FOR CLASS C ARE FOR THE PERIOD NOVEMBER 3, 1997
(COMMENCEMENT OF SALE OF SHARES) TO OCTOBER 31, 1998.

7. SHARE TRANSACTIONS.

Transactions for each class of shares for the periods are as follows:

                            SHARES                                          DOLLARS

                            YEAR ENDED OCTOBER 31,  YEAR ENDED OCTOBER 31,  YEAR ENDED OCTOBER 31,  YEAR ENDED OCTOBER 31,

                            1999                    1998                    1999                    1998



CLASS A Shares sold          565,331                  362,699                $ 6,989,179             $ 4,479,496

Reinvestment of
distributions                25,296                  11,508                  307,568                 142,669

Shares redeemed              (208,996)               (147,406)               (2,558,328)             (1,811,982)

Net increase (decrease)      381,631                 226,801                $ 4,738,419             $ 2,810,183

CLASS T Shares sold          3,793,311               4,799,958              $ 46,774,471            $ 59,544,980

Reinvestment of
distributions                835,205                 873,770                 10,221,698              10,820,895

Shares redeemed              (6,722,556)             (7,639,811)             (82,551,608)            (94,496,816)

Net increase (decrease)      (2,094,040)             (1,966,083)            $ (25,555,439)          $ (24,130,941)


7. SHARE TRANSACTIONS - CONTINUED

                            SHARES                                          DOLLARS

                            YEAR ENDED OCTOBER 31,  YEAR ENDED OCTOBER 31,  YEAR ENDED OCTOBER 31,  YEAR ENDED OCTOBER 31,

                            1999                    1998 A                  1999                    1998 A



CLASS B Shares sold          2,125,759               1,497,112              $ 26,076,418            $ 18,512,808

Reinvestment of
distributions                115,598                 86,162                  1,407,504               1,065,255

Shares redeemed              (1,196,611)             (572,594)               (14,568,680)            (7,073,528)

Net increase (decrease)      1,044,746               1,010,680              $ 12,915,242            $ 12,504,535

CLASS C Shares sold          871,985                 650,179                $ 10,752,375            $ 8,065,902

Reinvestment of
distributions                22,987                  4,455                   280,065                 55,539

Shares redeemed              (337,753)               (94,797)                (4,112,814)             (1,177,225)

Net increase (decrease)      557,219                 559,837                $ 6,919,626             $ 6,944,216

INSTITUTIONAL CLASS Shares   103,836                 238,568                $ 1,286,178             $ 2,943,409
sold

Reinvestment of
distributions                7,731                   6,313                   93,765                  77,958

Shares redeemed              (116,192)               (70,388)                (1,423,625)             (869,860)

Net increase (decrease)      (4,625)                 174,493                $ (43,682)              $ 2,151,507


A SHARE TRANSACTIONS FOR CLASS C ARE FOR THE PERIOD NOVEMBER 3, 1997 (COMMENCEMENT OF SALE OF SHARES) TO OCTOBER 31, 1998.

8. PROPOSED REORGANIZATION.

The Board of Trustees of Fidelity Advisor Municipal Income Fund (the fund) has approved an Agreement and Plan of Reorganization ("Agreement") between the fund and Fidelity Advisor Intermediate Municipal Income Fund ("Reorganization"). The Agreement provides for the transfer of all of the assets and the assumption of all of the liabilities of Fidelity Advisor Intermediate Municipal Income Fund in exchange solely for the number of shares of Class A, Class T, Class B, Class C and Institutional Class of the fund having the same relative net asset value as the outstanding shares of Class A, Class T, Class B, Class C and Institutional Class of Fidelity Advisor Intermediate Municipal Income Fund as of the close of business of the New York Stock Exchange on the day that the Reorganization is effective. The Reorganization can be consummated only if, among other things, it is approved by the vote of a majority (as defined by the 1940 Act) of outstanding voting securities of Fidelity Advisor Intermediate Municipal Income Fund. A Special Meeting of Shareholders ("Meeting") of Fidelity Advisor Intermediate Municipal Income Fund will be held on April 19, 2000 to vote on the Agreement. A detailed description of the proposed transactions and voting information will be sent to shareholders of Fidelity Advisor Intermediate Municipal Income Fund in February, 2000. If the Agreement is approved at the Meeting, the Reorganization is expected to become effective on or about May 25, 2000.

REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees of Fidelity Advisor Series II and the Shareholders of Fidelity Advisor Municipal Income Fund (formerly a fund of Fidelity Advisor Series V):

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Advisor Municipal Income Fund (a fund of Fidelity Advisor Series II, formerly a fund of Fidelity Advisor Series V) at October 31, 1999, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Advisor Municipal Income Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 1999 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

/s/PricewaterhouseCoopers LLP
PricewaterhouseCoopers LLP

Boston, Massachusetts
December 10, 1999

DISTRIBUTIONS


During fiscal year ended 1999, 100% of the fund's income dividends was free from federal income tax, and 18.03% of the fund's income dividends was subject to the federal alternative minimum tax.





INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA

INVESTMENT SUB-ADVISER
Fidelity Investments Money
 Management, Inc. (FIMM)
Merrimack, NH

OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Fred L. Henning, Jr., Vice President
Dwight D. Churchill, Vice President
Christine J. Thompson, Vice President
Eric D. Roiter, Secretary
Richard A. Silver, Treasurer
Matthew N. Karstetter, Deputy Treasurer
Stanley N. Griffith, Assistant Vice President
John H. Costello, Assistant Treasurer
Thomas J. Simpson, Assistant Treasurer

BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *

* INDEPENDENT TRUSTEES

ADVISORY BOARD
J. Gary Burkhead
Abigail P. Johnson
Ned C. Lautenbach

GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA

TRANSFER AND SHAREHOLDER
SERVICING AGENTS
Citibank, N.A.
New York, NY
Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

CUSTODIAN
Citibank, N.A.
New York, NY

FOCUS FUNDS
Fidelity Advisor Consumer
Industries Fund
Fidelity Advisor Cyclical
Industries Fund
Fidelity Advisor Financial
Services Fund
Fidelity Advisor Health Care Fund
Fidelity Advisor Natural
Resources Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Utilities Growth Fund

GROWTH FUNDS
Fidelity Advisor Latin America Fund
Fidelity Advisor Emerging Asia Fund
Fidelity Advisor Japan Fund
Fidelity Advisor Europe Capital Appreciation Fund
Fidelity Advisor International
Capital Appreciation Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Diversified International Fund
Fidelity Advisor Global Equity Fund
Fidelity Advisor TechnoQuant(registered trademark)
Growth Fund
Fidelity Advisor Small Cap Fund
Fidelity Advisor Value Strategies Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Retirement Growth Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Large Cap Fund
Fidelity Advisor Dividend Growth Fund
Fidelity Advisor Growth
Opportunities Fund

HY-ANN-1299  88096
1.538463.102

GROWTH AND INCOME FUNDS
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund

TAXABLE INCOME FUNDS
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor High Yield Fund
Fidelity Advisor High Income Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Mortgage
Securities Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor Short Fixed-Income Fund

MUNICIPAL FUNDS
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Intermediate Municipal Income Fund

MONEY MARKET FUNDS
Prime Fund
Treasury Fund
Tax-Exempt Fund

(2_FIDELITY_LOGOS)(registered trademark)



FIDELITY(REGISTERED TRADEMARK) ADVISOR
HIGH YIELD
FUND - CLASS A, CLASS T, CLASS B
AND CLASS C

ANNUAL REPORT
OCTOBER 31, 1999

(2_FIDELITY_LOGOS)(registered trademark)

CONTENTS


PRESIDENT'S MESSAGE           3   Ned Johnson on investing
                                  strategies.

PERFORMANCE                   4   How the fund has done over
                                  time.

FUND TALK                     21  The manager's review of fund
                                  performance, strategy and
                                  outlook.

INVESTMENT CHANGES            24  A summary of major shifts in
                                  the fund's investments over
                                  the past six months.

INVESTMENTS                   25  A complete list of the fund's
                                  investments with their
                                  market values.

FINANCIAL STATEMENTS          48  Statements of assets and
                                  liabilities, operations, and
                                  changes in net assets,  as
                                  well as financial highlights.

NOTES                         57  Notes to the financial
                                  statements.

INDEPENDENT AUDITORS' REPORT  66  The auditors' opinion.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report is printed on recycled paper using soy-based inks.

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE
SUBMITTED FOR THE GENERAL INFORMATION
OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS
IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.

MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED
BY,
ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC,
FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT
INVESTED.

NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY ADVISOR FUND, INCLUDING CHARGES AND EXPENSES, CONTACT YOUR
INVESTMENT PROFESSIONAL FOR A FREE PROSPECTUS. READ IT CAREFULLY
BEFORE YOU INVEST OR SEND MONEY.

PRESIDENT'S MESSAGE


(PHOTO_OF_EDWARD_C_JOHNSON_3D)

DEAR SHAREHOLDER:

All major U.S. equity market indexes posted positive returns for the month of October, led by the technology-heavy NASDAQ Index, which climbed to a record high close during the month. Domestic bonds, however, turned in relatively flat performance, due in large part to lingering fears of a potential interest rate hike by the Federal Reserve Board, and its adoption of a tightening bias during the first week of the month.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.

An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.

If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

Remember to contact your investment professional if you need help with your investments.

Best regards,
Edward C. Johnson 3d

FIDELITY ADVISOR HIGH YIELD FUND - CLASS A
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the class' income, as reflected in its yield, to measure performance. The initial offering of Class A shares took place on September 3, 1996. Class A shares bear a 0.15% 12b-1 fee. Returns prior to September 3, 1996 are those of Class T, the original class of the fund, and reflect Class T shares' 0.25% 12b-1 fee. If Fidelity had not reimbursed certain class expenses during the periods shown, the past five year and the past 10 year total returns would have been lower.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED OCTOBER 31, 1999     PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY ADV HIGH YIELD - CL A     11.98%       59.73%        248.47%

FIDELITY ADV HIGH YIELD - CL       6.66%        52.14%        231.92%
A  (INCL. 4.75% SALES CHARGE)

ML High Yield Master               4.48%        56.00%        174.49%

ML High Yield Master II            5.61%        57.51%        183.10%

High Current Yield Funds           6.61%        47.68%        150.96%
Average

CUMULATIVE TOTAL RETURNS show Class A's performance in percentage terms over a set period - in this case, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class A's returns to those of the Merrill Lynch High Yield Master Index - a market value-weighted index of all domestic and yankee high-yield bonds. Issues included in the index have maturities of one year or more and have a credit rating lower than BBB-/Baa3, but are not in default. You can also compare Class A's returns to those of the Merrill Lynch High Yield Master II Index - a market value-weighted index of all domestic and yankee high-yield bonds, including deferred interest bonds and payment-in-kind securities. Issues included in the index have maturities of one year or more and have a credit rating lower than BBB-/Baa3, but are not in default. To measure how Class A's performance stacked up against its peers, you can compare it to the high current yield funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past one year average represents a peer group of 306 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED OCTOBER 31, 1999   PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY ADV HIGH YIELD - CL A   11.98%       9.82%         13.30%

FIDELITY ADV HIGH YIELD - CL     6.66%        8.75%         12.75%
A  (INCL. 4.75% SALES CHARGE)

ML High Yield Master             4.48%        9.30%         10.62%

ML High Yield Master II          5.61%        9.51%         10.97%

High Current Yield Funds         6.61%        8.07%         9.58%
Average

AVERAGE ANNUAL TOTAL RETURNS take Class A shares' cumulative return and show you what would have happened if Class A shares had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a different figure than that obtained by averaging the cumulative total returns and annualizing the result.)

$10,000 OVER 10 YEARS
             FA High Yield -CL A         ML High Yield Master II
             00258                       ML012
  1989/10/31       9525.00                    10000.00
  1989/11/30       9552.77                    10015.05
  1989/12/31       9673.72                     9974.42
  1990/01/31       9533.38                     9704.88
  1990/02/28       9482.77                     9558.22
  1990/03/31       9649.81                     9731.96
  1990/04/30       9765.83                     9798.95
  1990/05/31      10093.83                     9962.55
  1990/06/30      10381.92                    10215.54
  1990/07/31      10623.46                    10469.25
  1990/08/31      10362.67                     9990.42
  1990/09/30      10100.69                     9572.64
  1990/10/31       9865.56                     9298.97
  1990/11/30      10173.58                     9396.61
  1990/12/31      10380.01                     9539.38
  1991/01/31      10618.82                     9734.65
  1991/02/28      11228.20                    10579.16
  1991/03/31      11649.42                    11093.15
  1991/04/30      12004.15                    11486.47
  1991/05/31      12132.02                    11531.21
  1991/06/30      12457.73                    11785.95
  1991/07/31      12907.77                    12109.42
  1991/08/31      13075.31                    12384.90
  1991/09/30      13251.87                    12563.39
  1991/10/31      13779.59                    12989.72
  1991/11/30      13938.67                    13126.55
  1991/12/31      14007.25                    13276.06
  1992/01/31      14649.34                    13724.48
  1992/02/29      15255.75                    14067.51
  1992/03/31      15688.19                    14269.36
  1992/04/30      15830.96                    14343.32
  1992/05/31      16003.68                    14547.14
  1992/06/30      16245.25                    14723.09
  1992/07/31      16538.16                    15009.26
  1992/08/31      16843.96                    15200.42
  1992/09/30      17024.36                    15361.56
  1992/10/31      16805.65                    15159.72
  1992/11/30      16989.28                    15395.93
  1992/12/31      17241.47                    15591.91
  1993/01/31      17702.32                    15954.66
  1993/02/28      18090.08                    16240.04
  1993/03/31      18509.83                    16525.03
  1993/04/30      18615.26                    16638.42
  1993/05/31      18868.43                    16841.38
  1993/06/30      19328.87                    17169.12
  1993/07/31      19582.65                    17336.92
  1993/08/31      19735.16                    17500.04
  1993/09/30      19772.76                    17577.72
  1993/10/31      20245.33                    17903.17
  1993/11/30      20392.02                    18005.56
  1993/12/31      20767.25                    18194.89
  1994/01/31      21363.95                    18588.20
  1994/02/28      21276.22                    18459.05
  1994/03/31      20627.60                    17862.47
  1994/04/30      20397.82                    17640.28
  1994/05/31      20524.45                    17601.71
  1994/06/30      20486.58                    17682.17
  1994/07/31      20565.86                    17788.91
  1994/08/31      20713.02                    17929.94
  1994/09/30      20818.29                    17926.37
  1994/10/31      20780.23                    17973.65
  1994/11/30      20447.83                    17819.00
  1994/12/31      20457.03                    18006.75
  1995/01/31      20632.94                    18259.59
  1995/02/28      21297.20                    18844.84
  1995/03/31      21488.91                    19099.50
  1995/04/30      22182.39                    19583.41
  1995/05/31      22679.37                    20198.12
  1995/06/30      22631.51                    20333.92
  1995/07/31      23188.85                    20598.72
  1995/08/31      23320.25                    20706.81
  1995/09/30      23600.89                    20947.45
  1995/10/31      23908.69                    21124.51
  1995/11/30      24038.31                    21333.88
  1995/12/31      24399.31                    21691.32
  1996/01/31      24973.40                    22053.67
  1996/02/29      25310.20                    22121.06
  1996/03/31      25137.29                    22030.63
  1996/04/30      25432.55                    22061.51
  1996/05/31      25623.84                    22220.52
  1996/06/30      25662.76                    22309.04
  1996/07/31      25666.38                    22455.70
  1996/08/31      26033.43                    22729.60
  1996/09/30      26895.50                    23263.86
  1996/10/31      26960.22                    23465.78
  1996/11/30      27282.31                    23931.39
  1996/12/31      27599.20                    24136.01
  1997/01/31      27869.03                    24317.34
  1997/02/28      28411.62                    24691.18
  1997/03/31      27651.03                    24351.55
  1997/04/30      27844.24                    24663.78
  1997/05/31      28664.77                    25183.08
  1997/06/30      29185.25                    25572.27
  1997/07/31      30158.04                    26250.10
  1997/08/31      30305.94                    26218.50
  1997/09/30      31374.55                    26690.13
  1997/10/31      31053.30                    26826.41
  1997/11/30      31342.09                    27065.39
  1997/12/31      31759.47                    27337.95
  1998/01/31      32611.71                    27773.62
  1998/02/28      32991.84                    27886.15
  1998/03/31      33654.39                    28151.02
  1998/04/30      33673.12                    28271.94
  1998/05/31      33438.61                    28441.95
  1998/06/30      33489.52                    28588.84
  1998/07/31      33756.71                    28771.04
  1998/08/31      30096.69                    27318.71
  1998/09/30      30234.01                    27389.81
  1998/10/31      29641.02                    26798.77
  1998/11/30      31712.18                    28195.68
  1998/12/31      31624.87                    28145.16
  1999/01/31      32700.56                    28519.71
  1999/02/28      32491.13                    28330.93
  1999/03/31      33465.81                    28660.03
  1999/04/30      34833.76                    29184.39
  1999/05/31      33979.85                    28916.67
  1999/06/30      33897.50                    28845.00
  1999/07/31      33710.72                    28883.80
  1999/08/31      33397.73                    28578.62
  1999/09/30      33056.29                    28464.04
  1999/10/29      33191.67                    28309.55
IMATRL PRASUN   SHR__CHT 19991031 19991115 133502 R00000000000123

$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Advisor High Yield Fund - Class A on October 31, 1989, and the current 4.75% sales charge was paid. As the chart shows, by October 31, 1999, the value of the investment would have grown to $33,192 - a 231.92% increase on the initial investment. For comparison, look at how the Merrill Lynch High Yield Master II Index did over the same period. With dividends reinvested, the same $10,000 would have grown to $28,310 - a 183.10% increase. Going forward, the fund will compare its performance to that of the Merrill Lynch High Yield Master II Index rather than the Merrill Lynch High Yield Master Index. The Merrill Lynch High Yield Master II Index contains deferred interest bonds and payment-in-kind securities and is therefore a better representation of the high yield bond universe.

(checkmark)UNDERSTANDING
PERFORMANCE

How a fund did yesterday is
no guarantee of how it will do
tomorrow. Bond prices, for
example, generally move in
the opposite direction of
interest rates. In turn, the
share price, return and yield
of a fund that invests in bonds
will vary. That means if you
sell your shares during a
market downturn, you might
lose money. But if you can ride
out the market's ups and
downs, you may have a gain.

TOTAL RETURN COMPONENTS

                  YEARS ENDED OCTOBER 31,                   SEPTEMBER 3, 1996
                                                            (COMMENCEMENT OF SALE OF
                                                            CLASS A SHARES) TO OCTOBER 31,

                  1999                     1998     1997    1996

Dividend returns  10.58% A                 7.65%    9.54%   1.17%

Capital returns    1.40%                   -12.20%   5.64%  2.41%

Total returns     11.98%                   -4.55%   15.18%  3.58%


TOTAL RETURN COMPONENTS include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the class. A capital return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains, if any, paid by the class are reinvested, and exclude the effects of sales charges.

DIVIDENDS AND YIELD

PERIODS ENDED OCTOBER 31, 1999   PAST 1 MONTH  PAST 6 MONTHS  PAST 1 YEAR

Dividends per share A            7.57(cents)   47.17(cents)   114.87(cents)

Annualized dividend rate         8.01%         8.12%          9.92%

30-day annualized yield          9.71%         -              -

DIVIDENDS per share show the income paid by the class for a set period and do not reflect any tax reclassifications. If you annualize this number, based on an average share price of $11.13 over the past one month, $11.52 over the past six months and $11.58 over the past one year, you can compare the class' income over these three periods. The 30-day annualized YIELD is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. The offering share price used in the calculation of the yield includes the effect of Class A's current 4.75% sales charge.

A NON-TAXABLE DIVIDENDS: DIVIDENDS PAID ARE BASED ON THE CLASS'
INVESTMENT INCOME AT THE TIME OF DISTRIBUTION. DIVIDENDS OF
APPROXIMATELY 4.9(CENTS) PER SHARE PAID DURING 1999 WERE A NON-TAXABLE RETURN OF CAPITAL. THE EXACT NON-TAXABLE AMOUNT TO USE IN PREPARING YOUR INCOME TAX RETURN WILL DEPEND UPON YOUR SHARE ACTIVITY AND WILL BE REPORTED TO YOU IN JANUARY 2000.

FIDELITY ADVISOR HIGH YIELD FUND - CLASS T
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the class' income, as reflected in its yield, to measure performance. If Fidelity had not reimbursed certain class expenses during the periods shown, the past 10 year total returns would have been lower.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED OCTOBER 31, 1999     PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY ADV HIGH YIELD - CL T     11.83%       59.78%        248.58%

FIDELITY ADV HIGH YIELD - CL       7.91%        54.19%        236.38%
T  (INCL. 3.50% SALES CHARGE)

ML High Yield Master               4.48%        56.00%        174.49%

ML High Yield Master II            5.61%        57.51%        183.10%

High Current Yield Funds           6.61%        47.68%        150.96%
Average

CUMULATIVE TOTAL RETURNS show Class T's performance in percentage terms over a set period - in this case, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class T's returns to those of the Merrill Lynch High Yield Master Index - a market value-weighted index of all domestic and yankee high-yield bonds. Issues included in the index have maturities of one year or more and have a credit rating lower than BBB-/Baa3, but are not in default. You can also compare Class T's returns to those of the Merrill Lynch High Yield Master II Index - a market value-weighted index of all domestic and yankee high-yield bonds, including deferred interest bonds and payment-in-kind securities. Issues included in the index have maturities of one year or more and have a credit rating lower than BBB-/Baa3, but are not in default. To measure how Class T's performance stacked up against its peers, you can compare it to the high current yield funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past one year average represents a peer group of 306 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED OCTOBER 31, 1999   PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY ADV HIGH YIELD - CL T   11.83%       9.83%         13.30%

FIDELITY ADV HIGH YIELD - CL     7.91%        9.05%         12.90%
T  (INCL. 3.50% SALES CHARGE)

ML High Yield Master             4.48%        9.30%         10.62%

ML High Yield Master II          5.61%        9.51%         10.97%

High Current Yield Funds         6.61%        8.07%         9.58%
Average

AVERAGE ANNUAL TOTAL RETURNS take Class T shares' cumulative return and show you what would have happened if Class T shares had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a different figure than that obtained by averaging the cumulative total returns and annualizing the result.)

$10,000 OVER 10 YEARS
             FA High Yield -CL T         ML High Yield Master II
             00165                       ML012
  1989/10/31       9650.00                    10000.00
  1989/11/30       9678.14                    10015.05
  1989/12/31       9800.68                     9974.42
  1990/01/31       9658.49                     9704.88
  1990/02/28       9607.22                     9558.22
  1990/03/31       9776.45                     9731.96
  1990/04/30       9893.99                     9798.95
  1990/05/31      10226.29                     9962.55
  1990/06/30      10518.17                    10215.54
  1990/07/31      10762.88                    10469.25
  1990/08/31      10498.66                     9990.42
  1990/09/30      10233.24                     9572.64
  1990/10/31       9995.03                     9298.97
  1990/11/30      10307.09                     9396.61
  1990/12/31      10516.23                     9539.38
  1991/01/31      10758.17                     9734.65
  1991/02/28      11375.55                    10579.16
  1991/03/31      11802.30                    11093.15
  1991/04/30      12161.69                    11486.47
  1991/05/31      12291.23                    11531.21
  1991/06/30      12621.22                    11785.95
  1991/07/31      13077.16                    12109.42
  1991/08/31      13246.90                    12384.90
  1991/09/30      13425.78                    12563.39
  1991/10/31      13960.42                    12989.72
  1991/11/30      14121.59                    13126.55
  1991/12/31      14191.08                    13276.06
  1992/01/31      14841.59                    13724.48
  1992/02/29      15455.96                    14067.51
  1992/03/31      15894.08                    14269.36
  1992/04/30      16038.71                    14343.32
  1992/05/31      16213.70                    14547.14
  1992/06/30      16458.44                    14723.09
  1992/07/31      16755.20                    15009.26
  1992/08/31      17065.01                    15200.42
  1992/09/30      17247.77                    15361.56
  1992/10/31      17026.19                    15159.72
  1992/11/30      17212.23                    15395.93
  1992/12/31      17467.73                    15591.91
  1993/01/31      17934.64                    15954.66
  1993/02/28      18327.49                    16240.04
  1993/03/31      18752.74                    16525.03
  1993/04/30      18859.56                    16638.42
  1993/05/31      19116.05                    16841.38
  1993/06/30      19582.53                    17169.12
  1993/07/31      19839.64                    17336.92
  1993/08/31      19994.15                    17500.04
  1993/09/30      20032.24                    17577.72
  1993/10/31      20511.02                    17903.17
  1993/11/30      20659.63                    18005.56
  1993/12/31      21039.79                    18194.89
  1994/01/31      21644.32                    18588.20
  1994/02/28      21555.44                    18459.05
  1994/03/31      20898.30                    17862.47
  1994/04/30      20665.50                    17640.28
  1994/05/31      20793.79                    17601.71
  1994/06/30      20755.43                    17682.17
  1994/07/31      20835.76                    17788.91
  1994/08/31      20984.84                    17929.94
  1994/09/30      21091.50                    17926.37
  1994/10/31      21052.94                    17973.65
  1994/11/30      20716.17                    17819.00
  1994/12/31      20725.50                    18006.75
  1995/01/31      20903.72                    18259.59
  1995/02/28      21576.70                    18844.84
  1995/03/31      21770.91                    19099.50
  1995/04/30      22473.50                    19583.41
  1995/05/31      22977.00                    20198.12
  1995/06/30      22928.51                    20333.92
  1995/07/31      23493.17                    20598.72
  1995/08/31      23626.29                    20706.81
  1995/09/30      23910.61                    20947.45
  1995/10/31      24222.45                    21124.51
  1995/11/30      24353.77                    21333.88
  1995/12/31      24719.51                    21691.32
  1996/01/31      25301.13                    22053.67
  1996/02/29      25642.35                    22121.06
  1996/03/31      25467.17                    22030.63
  1996/04/30      25766.31                    22061.51
  1996/05/31      25960.11                    22220.52
  1996/06/30      25999.54                    22309.04
  1996/07/31      26003.21                    22455.70
  1996/08/31      26375.08                    22729.60
  1996/09/30      27260.62                    23263.86
  1996/10/31      27351.85                    23465.78
  1996/11/30      27681.67                    23931.39
  1996/12/31      27998.04                    24136.01
  1997/01/31      28293.99                    24317.34
  1997/02/28      28822.72                    24691.18
  1997/03/31      28033.34                    24351.55
  1997/04/30      28256.65                    24663.78
  1997/05/31      29070.47                    25183.08
  1997/06/30      29599.27                    25572.27
  1997/07/31      30586.59                    26250.10
  1997/08/31      30760.93                    26218.50
  1997/09/30      31843.12                    26690.13
  1997/10/31      31511.88                    26826.41
  1997/11/30      31800.36                    27065.39
  1997/12/31      32222.31                    27337.95
  1998/01/31      33083.41                    27773.62
  1998/02/28      33468.37                    27886.15
  1998/03/31      34163.64                    28151.02
  1998/04/30      34179.56                    28271.94
  1998/05/31      33914.11                    28441.95
  1998/06/30      33962.59                    28588.84
  1998/07/31      34230.55                    28771.04
  1998/08/31      30519.05                    27318.71
  1998/09/30      30655.40                    27389.81
  1998/10/31      30080.41                    26798.77
  1998/11/30      32174.23                    28195.68
  1998/12/31      32079.73                    28145.16
  1999/01/31      33164.84                    28519.71
  1999/02/28      32948.70                    28330.93
  1999/03/31      33900.91                    28660.03
  1999/04/30      35313.24                    29184.39
  1999/05/31      34447.88                    28916.67
  1999/06/30      34361.98                    28845.00
  1999/07/31      34170.67                    28883.80
  1999/08/31      33851.25                    28578.62
  1999/09/30      33503.39                    28464.04
  1999/10/29      33638.01                    28309.55
IMATRL PRASUN   SHR__CHT 19991031 19991115 085238 R00000000000123

$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Advisor High Yield Fund - Class T on October 31, 1989, and the current 3.50% sales charge was paid. As the chart shows, by October 31, 1999, the value of the investment would have grown to $33,638 - a 236.38% increase on the initial investment. For comparison, look at how the Merrill Lynch High Yield Master II Index did over the same period. With dividends reinvested, the same $10,000 would have grown to $28,310 - a 183.10% increase. Going forward, the fund will compare its performance to that of the Merrill Lynch High Yield Master II Index rather than the Merrill Lynch High Yield Master Index. The Merrill Lynch High Yield Master II Index contains deferred interest bonds and payment-in-kind securities and is therefore a better representation of the high yield bond universe.

(checkmark)UNDERSTANDING
PERFORMANCE

How a fund did yesterday is
no guarantee of how it will do
tomorrow. Bond prices, for
example, generally move in
the opposite direction of
interest rates. In turn, the
share price, return and yield
of a fund that invests in bonds
will vary. That means if you
sell your shares during a
market downturn, you might
lose money. But if you can ride
out the market's ups and
downs, you may have a gain.

TOTAL RETURN COMPONENTS

                            YEARS ENDED OCTOBER 31,

                  1999      1998     1997    1996    1995

Dividend returns  10.43% A  7.57%    9.57%   9.56%   8.90%

Capital returns    1.40%    -12.11%   5.64%   3.36%   6.15%

Total returns     11.83%    -4.54%   15.21%  12.92%  15.05%

TOTAL RETURN COMPONENTS include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the class. A capital return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains, if any, paid by the class are reinvested, and exclude the effects of sales charges.

DIVIDENDS AND YIELD

PERIODS ENDED OCTOBER 31, 1999   PAST 1 MONTH  PAST 6 MONTHS  PAST 1 YEAR

Dividends per share A            7.49(cents)   46.71(cents)   113.49(cents)

Annualized dividend rate         7.91%         8.03%          9.79%

30-day annualized yield          9.73%         -              -

DIVIDENDS per share show the income paid by the class for a set period and do not reflect any tax reclassifications. If you annualize this number, based on an average share price of $11.15 over the past one month, $11.54 over the past six months and $11.59 over the past one year, you can compare the class' income over these three periods. The 30-day annualized YIELD is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. The offering share price used in the calculation of the yield includes the effect of Class T's current 3.50% sales charge.

A NON-TAXABLE DIVIDENDS: DIVIDENDS PAID ARE BASED ON THE CLASS'
INVESTMENT INCOME AT THE TIME OF DISTRIBUTION. DIVIDENDS OF
APPROXIMATELY 4.8(CENTS) PER SHARE PAID DURING 1999 WERE A NON-TAXABLE RETURN OF CAPITAL. THE EXACT NON-TAXABLE AMOUNT TO USE IN PREPARING YOUR INCOME TAX RETURN WILL DEPEND UPON YOUR SHARE ACTIVITY AND WILL BE REPORTED TO YOU IN JANUARY 2000.

FIDELITY ADVISOR HIGH YIELD FUND - CLASS B
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the class' income, as reflected in its yield, to measure performance. The initial offering of Class B shares took place on June 30, 1994. Class B shares bear a 0.90% 12b-1 fee (1.00% prior to January 1, 1996). Returns prior to June 30, 1994 are those of Class T, the original class of the fund, and reflect Class T shares' 0.25% 12b-1 fee. Had Class B shares' 12b-1 fee been reflected, returns prior to June 30, 1994 would have been lower. Class B shares' contingent deferred sales charges included in the past one year, past five year and past 10 year total return figures are 5%, 2% and 0%, respectively. If Fidelity had not reimbursed certain class expenses during the periods shown, the past 10 year total returns would have been lower.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED OCTOBER 31, 1999     PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY ADV HIGH YIELD - CL B     11.10%       54.22%        234.80%

FIDELITY ADV HIGH YIELD - CL       6.10%        52.24%        234.80%
B  (INCL. CONTINGENT
DEFERRED SALES CHARGE)

ML High Yield Master               4.48%        56.00%        174.49%

ML High Yield Master II            5.61%        57.51%        183.10%

High Current Yield Funds           6.61%        47.68%        150.96%
Average

CUMULATIVE TOTAL RETURNS show Class B's performance in percentage terms over a set period - in this case, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class B's returns to those of the Merrill Lynch High Yield Master Index - a market value-weighted index of all domestic and yankee high-yield bonds. Issues included in the index have maturities of one year or more and have a credit rating lower than BBB-/Baa3, but are not in default. You can also compare Class B's returns to those of the Merrill Lynch High Yield Master II Index - a market value-weighted index of all domestic and yankee high-yield bonds, including deferred interest bonds and payment-in-kind securities. Issues included in the index have maturities of one year or more and have a credit rating lower than BBB-/Baa3, but are not in default. To measure how Class B's performance stacked up against its peers, you can compare it to the high current yield funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past one year average represents a peer group of 306 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED OCTOBER 31, 1999   PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY ADV HIGH YIELD - CL B   11.10%       9.05%         12.84%

FIDELITY ADV HIGH YIELD - CL     6.10%        8.77%         12.84%
B  (INCL. CONTINGENT
DEFERRED SALES CHARGE)

ML High Yield Master             4.48%        9.30%         10.62%

ML High Yield Master II          5.61%        9.51%         10.97%

High Current Yield Funds         6.61%        8.07%         9.58%
Average

AVERAGE ANNUAL TOTAL RETURNS take Class B shares' cumulative return and show you what would have happened if Class B shares had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a different figure than that obtained by averaging the cumulative total returns and annualizing the result.)

$10,000 OVER 10 YEARS
             FA High Yield -CL B         ML High Yield Master II
             00665                       ML012
  1989/10/31      10000.00                    10000.00
  1989/11/30      10029.16                    10015.05
  1989/12/31      10156.14                     9974.42
  1990/01/31      10008.79                     9704.88
  1990/02/28       9955.66                     9558.22
  1990/03/31      10131.03                     9731.96
  1990/04/30      10252.84                     9798.95
  1990/05/31      10597.19                     9962.55
  1990/06/30      10899.66                    10215.54
  1990/07/31      11153.24                    10469.25
  1990/08/31      10879.45                     9990.42
  1990/09/30      10604.39                     9572.64
  1990/10/31      10357.54                     9298.97
  1990/11/30      10680.93                     9396.61
  1990/12/31      10897.65                     9539.38
  1991/01/31      11148.37                     9734.65
  1991/02/28      11788.13                    10579.16
  1991/03/31      12230.36                    11093.15
  1991/04/30      12602.79                    11486.47
  1991/05/31      12737.03                    11531.21
  1991/06/30      13078.98                    11785.95
  1991/07/31      13551.46                    12109.42
  1991/08/31      13727.36                    12384.90
  1991/09/30      13912.72                    12563.39
  1991/10/31      14466.76                    12989.72
  1991/11/30      14633.77                    13126.55
  1991/12/31      14705.78                    13276.06
  1992/01/31      15379.88                    13724.48
  1992/02/29      16016.54                    14067.51
  1992/03/31      16470.55                    14269.36
  1992/04/30      16620.43                    14343.32
  1992/05/31      16801.77                    14547.14
  1992/06/30      17055.38                    14723.09
  1992/07/31      17362.90                    15009.26
  1992/08/31      17683.95                    15200.42
  1992/09/30      17873.34                    15361.56
  1992/10/31      17643.72                    15159.72
  1992/11/30      17836.51                    15395.93
  1992/12/31      18101.28                    15591.91
  1993/01/31      18585.12                    15954.66
  1993/02/28      18992.21                    16240.04
  1993/03/31      19432.90                    16525.03
  1993/04/30      19543.58                    16638.42
  1993/05/31      19809.38                    16841.38
  1993/06/30      20292.78                    17169.12
  1993/07/31      20559.22                    17336.92
  1993/08/31      20719.33                    17500.04
  1993/09/30      20758.80                    17577.72
  1993/10/31      21254.94                    17903.17
  1993/11/30      21408.95                    18005.56
  1993/12/31      21802.89                    18194.89
  1994/01/31      22429.35                    18588.20
  1994/02/28      22337.24                    18459.05
  1994/03/31      21656.27                    17862.47
  1994/04/30      21415.03                    17640.28
  1994/05/31      21547.97                    17601.71
  1994/06/30      21508.22                    17682.17
  1994/07/31      21555.35                    17788.91
  1994/08/31      21690.23                    17929.94
  1994/09/30      21783.59                    17926.37
  1994/10/31      21709.32                    17973.65
  1994/11/30      21366.84                    17819.00
  1994/12/31      21342.39                    18006.75
  1995/01/31      21512.44                    18259.59
  1995/02/28      22191.87                    18844.84
  1995/03/31      22378.02                    19099.50
  1995/04/30      23066.81                    19583.41
  1995/05/31      23589.34                    20198.12
  1995/06/30      23524.27                    20333.92
  1995/07/31      24069.24                    20598.72
  1995/08/31      24212.49                    20706.81
  1995/09/30      24469.65                    20947.45
  1995/10/31      24775.38                    21124.51
  1995/11/30      24875.07                    21333.88
  1995/12/31      25255.93                    21691.32
  1996/01/31      25814.52                    22053.67
  1996/02/29      26147.79                    22121.06
  1996/03/31      25953.64                    22030.63
  1996/04/30      26245.98                    22061.51
  1996/05/31      26452.28                    22220.52
  1996/06/30      26455.41                    22309.04
  1996/07/31      26465.82                    22455.70
  1996/08/31      26807.33                    22729.60
  1996/09/30      27694.66                    23263.86
  1996/10/31      27773.02                    23465.78
  1996/11/30      28071.44                    23931.39
  1996/12/31      28401.29                    24136.01
  1997/01/31      28687.39                    24317.34
  1997/02/28      29208.97                    24691.18
  1997/03/31      28391.17                    24351.55
  1997/04/30      28602.28                    24663.78
  1997/05/31      29388.27                    25183.08
  1997/06/30      29932.30                    25572.27
  1997/07/31      30915.84                    26250.10
  1997/08/31      31051.80                    26218.50
  1997/09/30      32130.71                    26690.13
  1997/10/31      31756.68                    26826.41
  1997/11/30      32058.58                    27065.39
  1997/12/31      32467.66                    27337.95
  1998/01/31      33320.39                    27773.62
  1998/02/28      33690.59                    27886.15
  1998/03/31      34348.25                    28151.02
  1998/04/30      34345.56                    28271.94
  1998/05/31      34084.67                    28441.95
  1998/06/30      34115.57                    28588.84
  1998/07/31      34366.99                    28771.04
  1998/08/31      30637.75                    27318.71
  1998/09/30      30732.35                    27389.81
  1998/10/31      30136.12                    26798.77
  1998/11/30      32225.52                    28195.68
  1998/12/31      32119.09                    28145.16
  1999/01/31      33164.16                    28519.71
  1999/02/28      32931.72                    28330.93
  1999/03/31      33903.71                    28660.03
  1999/04/30      35272.09                    29184.39
  1999/05/31      34413.29                    28916.67
  1999/06/30      34308.65                    28845.00
  1999/07/31      34068.68                    28883.80
  1999/08/31      33730.49                    28578.62
  1999/09/30      33363.96                    28464.04
  1999/10/29      33480.28                    28309.55
IMATRL PRASUN   SHR__CHT 19991031 19991115 085223 R00000000000123

$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Advisor High Yield Fund - Class B on October 31, 1989. As the chart shows, by October 31, 1999, the value of the investment would have grown to $33,480 - a 234.80% increase on the initial investment. For comparison, look at how the Merrill Lynch High Yield Master II Index did over the same period. With dividends reinvested, the same $10,000 would have grown to $28,310 - a 183.10% increase. Going forward, the fund will compare its performance to that of the Merrill Lynch High Yield Master II Index rather than the Merrill Lynch High Yield Master Index. The Merrill Lynch High Yield Master II Index contains deferred interest bonds and payment-in-kind securities and is therefore a better representation of the high yield bond universe.

(checkmark)UNDERSTANDING
PERFORMANCE

How a fund did yesterday is
no guarantee of how it will do
tomorrow. Bond prices, for
example, generally move in
the opposite direction of
interest rates. In turn, the
share price, return and yield
of a fund that invests in bonds
will vary. That means if you
sell your shares during a
market downturn, you might
lose money. But if you can ride
out the market's ups and
downs, you may have a gain.

TOTAL RETURN COMPONENTS

                          YEARS ENDED OCTOBER 31,

                  1999     1998     1997    1996    1995

Dividend returns  9.79% A  6.98%    8.85%   8.82%   8.05%

Capital returns    1.31%   -12.08%   5.49%   3.28%   6.07%

Total returns     11.10%   -5.10%   14.34%  12.10%  14.12%

TOTAL RETURN COMPONENTS include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the class. A capital return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains, if any, paid by the class are reinvested and exclude the effects of sales charges.

DIVIDENDS AND YIELD

PERIODS ENDED OCTOBER 31, 1999   PAST 1 MONTH  PAST 6 MONTHS  PAST 1 YEAR

Dividends per share A            6.88(cents)   42.90(cents)   106.43(cents)

Annualized dividend rate         7.30%         7.41%          9.21%

30-day annualized yield          9.46%         -              -

DIVIDENDS per share show the income paid by the class for a set period and do not reflect any tax reclassifications. If you annualize this number, based on an average share price of $11.10 over the past one month, $11.49 over the past six months, and $11.55 over the past one year, you can compare the class' income over these three periods. The 30-day annualized YIELD is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. The offering share price used in the calculation of the yield excludes the effect of Class B's contingent deferred sales charge.

A NON-TAXABLE DIVIDENDS: DIVIDENDS PAID ARE BASED ON THE CLASS'
INVESTMENT INCOME AT THE TIME OF DISTRIBUTION. DIVIDENDS OF
APPROXIMATELY 4.5(CENTS) PER SHARE PAID DURING 1999 WERE A NON-TAXABLE RETURN OF CAPITAL. THE EXACT NON-TAXABLE AMOUNT TO USE IN PREPARING YOUR INCOME TAX RETURN WILL DEPEND UPON YOUR SHARE ACTIVITY AND WILL BE REPORTED TO YOU IN JANUARY 2000.

FIDELITY ADVISOR HIGH YIELD FUND - CLASS C
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the class' income, as reflected in its yield, to measure performance. The initial offering of Class C shares took place on November 3, 1997. Class C shares bear a 1.00% 12b-1 fee. Returns between June 30, 1994 and November 3, 1997 are those of Class B and reflect Class B shares' 0.90% 12b-1 fee (1.00% prior to January 1, 1996). Returns prior to June 30, 1994 are those of Class T and reflect Class T shares' 0.25% 12b-1 fee. Had Class C shares' 12b-1 fee been reflected, returns between January 1, 1996 and November 3, 1997 and prior to June 30, 1994 would have been lower. Class C shares' contingent deferred sales charge included in the one year, past five year and past 10 year total return figures are 1%, 0% and 0%, respectively. If Fidelity had not reimbursed certain class expenses during the period shown, the past 10 year total returns would have been lower.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED OCTOBER 31, 1999     PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY ADV HIGH YIELD - CL C     11.00%       53.74%        233.76%

FIDELITY ADV HIGH YIELD - CL       10.00%       53.74%        233.76%
C  (INCL. CONTINGENT
DEFERRED SALES CHARGE)

ML High Yield Master               4.48%        56.00%        174.49%

ML High Yield Master II            5.61%        57.51%        183.10%

High Current Yield Funds           6.61%        47.68%        150.96%
Average

CUMULATIVE TOTAL RETURNS show Class C's performance in percentage terms over a set period - in this case, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class C's returns to those of the Merrill Lynch High Yield Master Index - a market value-weighted index of all domestic and yankee high-yield bonds. Issues included in the index have maturities of one year or more and have a credit rating lower than BBB-/Baa3, but are not in default. You can also compare Class C's returns to those of the Merrill Lynch High Yield Master II Index - a market value-weighted index of all domestic and yankee high-yield bonds, including deferred interest bonds and payment-in-kind securities. Issues included in the index have maturities of one year or more and have a credit rating lower than BBB-/Baa3, but are not in default. To measure how Class C's performance stacked up against its peers, you can compare it to the high current yield funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past one year average represents a peer group of 306 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED OCTOBER 31, 1999   PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY ADV HIGH YIELD - CL C   11.00%       8.98%         12.81%

FIDELITY ADV HIGH YIELD - CL     10.00%       8.98%         12.81%
C  (INCL. CONTINGENT
DEFERRED SALES CHARGE)

ML High Yield Master             4.48%        9.30%         10.62%

ML High Yield Master II          5.61%        9.51%         10.97%

High Current Yield Funds         6.61%        8.07%         9.58%
Average

AVERAGE ANNUAL TOTAL RETURNS take Class C shares' cumulative return and show you what would have happened if Class C shares had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a different figure than that obtained by averaging the cumulative total returns and annualizing the result.)

$10,000 OVER 10 YEARS
             FA High Yield -CL C         ML High Yield Master II
             00521                       ML012
  1989/10/31      10000.00                    10000.00
  1989/11/30      10029.16                    10015.05
  1989/12/31      10156.14                     9974.42
  1990/01/31      10008.79                     9704.88
  1990/02/28       9955.66                     9558.22
  1990/03/31      10131.03                     9731.96
  1990/04/30      10252.84                     9798.95
  1990/05/31      10597.19                     9962.55
  1990/06/30      10899.66                    10215.54
  1990/07/31      11153.24                    10469.25
  1990/08/31      10879.45                     9990.42
  1990/09/30      10604.39                     9572.64
  1990/10/31      10357.54                     9298.97
  1990/11/30      10680.93                     9396.61
  1990/12/31      10897.65                     9539.38
  1991/01/31      11148.37                     9734.65
  1991/02/28      11788.13                    10579.16
  1991/03/31      12230.36                    11093.15
  1991/04/30      12602.79                    11486.47
  1991/05/31      12737.03                    11531.21
  1991/06/30      13078.98                    11785.95
  1991/07/31      13551.46                    12109.42
  1991/08/31      13727.36                    12384.90
  1991/09/30      13912.72                    12563.39
  1991/10/31      14466.76                    12989.72
  1991/11/30      14633.77                    13126.55
  1991/12/31      14705.78                    13276.06
  1992/01/31      15379.88                    13724.48
  1992/02/29      16016.54                    14067.51
  1992/03/31      16470.55                    14269.36
  1992/04/30      16620.43                    14343.32
  1992/05/31      16801.77                    14547.14
  1992/06/30      17055.38                    14723.09
  1992/07/31      17362.90                    15009.26
  1992/08/31      17683.95                    15200.42
  1992/09/30      17873.34                    15361.56
  1992/10/31      17643.72                    15159.72
  1992/11/30      17836.51                    15395.93
  1992/12/31      18101.28                    15591.91
  1993/01/31      18585.12                    15954.66
  1993/02/28      18992.21                    16240.04
  1993/03/31      19432.90                    16525.03
  1993/04/30      19543.58                    16638.42
  1993/05/31      19809.38                    16841.38
  1993/06/30      20292.78                    17169.12
  1993/07/31      20559.22                    17336.92
  1993/08/31      20719.33                    17500.04
  1993/09/30      20758.80                    17577.72
  1993/10/31      21254.94                    17903.17
  1993/11/30      21408.95                    18005.56
  1993/12/31      21802.89                    18194.89
  1994/01/31      22429.35                    18588.20
  1994/02/28      22337.24                    18459.05
  1994/03/31      21656.27                    17862.47
  1994/04/30      21415.03                    17640.28
  1994/05/31      21547.97                    17601.71
  1994/06/30      21508.22                    17682.17
  1994/07/31      21555.35                    17788.91
  1994/08/31      21690.23                    17929.94
  1994/09/30      21783.59                    17926.37
  1994/10/31      21709.32                    17973.65
  1994/11/30      21366.84                    17819.00
  1994/12/31      21342.39                    18006.75
  1995/01/31      21512.44                    18259.59
  1995/02/28      22191.87                    18844.84
  1995/03/31      22378.02                    19099.50
  1995/04/30      23066.81                    19583.41
  1995/05/31      23589.34                    20198.12
  1995/06/30      23524.27                    20333.92
  1995/07/31      24069.24                    20598.72
  1995/08/31      24212.49                    20706.81
  1995/09/30      24469.65                    20947.45
  1995/10/31      24775.38                    21124.51
  1995/11/30      24875.07                    21333.88
  1995/12/31      25255.93                    21691.32
  1996/01/31      25814.52                    22053.67
  1996/02/29      26147.79                    22121.06
  1996/03/31      25953.64                    22030.63
  1996/04/30      26245.98                    22061.51
  1996/05/31      26452.28                    22220.52
  1996/06/30      26455.41                    22309.04
  1996/07/31      26465.82                    22455.70
  1996/08/31      26807.33                    22729.60
  1996/09/30      27694.66                    23263.86
  1996/10/31      27773.02                    23465.78
  1996/11/30      28071.44                    23931.39
  1996/12/31      28401.29                    24136.01
  1997/01/31      28687.39                    24317.34
  1997/02/28      29208.97                    24691.18
  1997/03/31      28391.17                    24351.55
  1997/04/30      28602.28                    24663.78
  1997/05/31      29388.27                    25183.08
  1997/06/30      29932.30                    25572.27
  1997/07/31      30915.84                    26250.10
  1997/08/31      31051.80                    26218.50
  1997/09/30      32130.71                    26690.13
  1997/10/31      31756.68                    26826.41
  1997/11/30      32047.51                    27065.39
  1997/12/31      32423.95                    27337.95
  1998/01/31      33293.36                    27773.62
  1998/02/28      33636.40                    27886.15
  1998/03/31      34318.05                    28151.02
  1998/04/30      34283.78                    28271.94
  1998/05/31      34012.97                    28441.95
  1998/06/30      34040.76                    28588.84
  1998/07/31      34289.08                    28771.04
  1998/08/31      30546.27                    27318.71
  1998/09/30      30663.70                    27389.81
  1998/10/31      30068.32                    26798.77
  1998/11/30      32148.72                    28195.68
  1998/12/31      32045.10                    28145.16
  1999/01/31      33084.97                    28519.71
  1999/02/28      32880.08                    28330.93
  1999/03/31      33818.06                    28660.03
  1999/04/30      35176.74                    29184.39
  1999/05/31      34317.41                    28916.67
  1999/06/30      34210.64                    28845.00
  1999/07/31      33969.36                    28883.80
  1999/08/31      33629.65                    28578.62
  1999/09/30      33262.59                    28464.04
  1999/10/29      33375.83                    28309.55
IMATRL PRASUN   SHR__CHT 19991031 19991123 133221 R00000000000123

$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Advisor High Yield Fund - Class C on October 31, 1989. As the chart shows, by October 31, 1999, the value of the investment would have grown to $33,376 - a 233.76% increase on the initial investment. For comparison, look at how the Merrill Lynch High Yield Master II Index did over the same period. With dividends reinvested, the same $10,000 would have grown to $28,310 - a 183.10% increase. Going forward, the fund will compare its performance to that of the Merrill Lynch High Yield Master II Index rather than the Merrill Lynch High Yield Master Index. The Merrill Lynch High Yield Master II Index contains deferred interest bonds and payment-in-kind securities and is therefore a better representation of the high yield bond universe.

(checkmark)UNDERSTANDING
PERFORMANCE

How a fund did yesterday is
no guarantee of how it will do
tomorrow. Bond prices, for
example, generally move in
the opposite direction of
interest rates. In turn, the
share price, return and yield
of a fund that invests in bonds
will vary. That means if you
sell your shares during a
market downturn, you might
lose money. But if you can ride
out the market's ups and
downs, you may have a gain.

TOTAL RETURN COMPONENTS

                   YEAR ENDED OCTOBER 31,    NOVEMBER 3, 1997
                                             (COMMENCEMENT OF SALE OF
                                             CLASS C SHARES) TO OCTOBER 31,

                   1999                      1998

Dividend returns  9.69% A                    6.74%

Capital returns    1.31%                     -12.47%

Total returns     11.00%                     -5.73%

TOTAL RETURN COMPONENTS include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the class. A capital return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains, if any, paid by the class are reinvested, and exclude the effects of sales charges.

DIVIDENDS AND YIELD

PERIODS ENDED OCTOBER 31, 1999   PAST 1 MONTH  PAST 6 MONTHS  PAST 1 YEAR

Dividends per share A            6.79(cents)   42.32(cents)   105.63(cents)

Annualized dividend rate         7.19%         7.29%          9.13%

30-day annualized yield          9.35%         -              -

DIVIDENDS per share show the income paid by the class for a set period and do not reflect any tax reclassifications. If you annualize this number, based on an average share price of $11.12 over the past one month, $11.51 over the past six months and $11.57 over the past one year, you can compare the class' income over these three periods. The 30-day annualized YIELD is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. The offering share price used in the calculation of the yield excludes the effect of Class C's contingent deferred sales charge.

A NON-TAXABLE DIVIDENDS: DIVIDENDS PAID ARE BASED ON THE CLASS'
INVESTMENT INCOME AT THE TIME OF DISTRIBUTION. DIVIDENDS OF
APPROXIMATELY 4.5(CENTS) PER SHARE PAID DURING 1999 WERE A NON-TAXABLE RETURN OF CAPITAL. THE EXACT NON-TAXABLE AMOUNT TO USE IN PREPARING YOUR INCOME TAX RETURN WILL DEPEND UPON YOUR SHARE ACTIVITY AND WILL BE REPORTED TO YOU IN JANUARY 2000.

FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP

A dramatic recovery in the global
economy triggered an impressive
rally in the high-yield bond market
during the first six months of the
12-month period ending October 31,
1999. In November of last year, the
third in a series of 0.25 percentage
point interest-rate cuts by the Federal
Reserve Board set the stage for
restored confidence in global
markets and an impressive rebound
in the high-yield market. To illustrate
the strength of the recovery, the
Merrill Lynch High Yield Master Index
- a broad measure of the high-yield
market - produced a total return
of 4.48% for the 12-month period
ending October 31, 1999 despite
posting a loss of 2.69% during the
past six months. The sustained
strength in the domestic economy,
combined with concerns of higher
wage pressures, caused investors
and the Fed to shift their focus back
toward inflation and the prospects
of higher interest rates over the past
six months. Following the Fed's two
rate hikes in June and August and
persistent concerns about inflation,
the rally in the high-yield market was
essentially stopped in its tracks. Even
so, the overall U.S. bond market did
not fare as well in comparison. The
Lehman Brothers Aggregate Bond
Index - a broad measure of the
taxable bond market - returned
0.53% during the 12-month period.

(photograph of Margaret Eagle)

An interview with Margaret Eagle, Portfolio Manager of Fidelity
Advisor High Yield Fund

Q. HOW DID THE FUND PERFORM, MARGARET?

A. For the 12-month period that ended October 31, 1999, the fund's Class A, Class T, Class B and Class C shares provided total returns of 11.98%, 11.83%, 11.10% and 11.00%, respectively. To get a sense of how the fund did relative to its competitors, the high current yield funds average returned 6.61% for the same 12-month period, according to Lipper Inc. The Merrill Lynch High Yield Master II Index returned 5.61%.

Q. WHY DID THE FUND OUTPACE ITS LIPPER PEER GROUP AND ITS BENCHMARK INDEX DURING THE PAST 12 MONTHS?

A. The primary reason for the fund's outperformance was its relatively large weighting in cable and telecommunications companies, which, after lagging the high-yield market in the fall of 1998, were among its best performers during the past year. The fund's holdings in cable company EchoStar, for example, were boosted by a number of favorable developments, including the fairly rapid addition of new customers. CableVision and Adelphia also performed well. Holdings in telecommunications companies NEXTLINK and Nextel were winners, with both companies continuing to successfully execute their business plans. Other strong performers in the telecommunications area included Canadian-based MetroNet, which was purchased by AT&T Canada, and IXC, which was purchased by Cincinnati Bell.

Q. OUTSIDE THE TELECOMMUNICATIONS AND CABLE SECTORS, WHERE WERE THE
OTHER WINNERS?

A. The fund's growing stake in energy companies performed well as the price of oil rose. During most of the first half of the period, the fund was dramatically underweighted in energy companies. But as the price of oil began to move higher in the second half of the year, I added companies such as Chesapeake and Ocean Energy, which did well.

Q. WHICH HOLDINGS PROVED DISAPPOINTING DURING THE YEAR?

A. The biggest disappointment was supermarket chain Jitney-Jungle. The company suffered from intense competition and turnover in its management team, which ultimately served to undermine investors' confidence in the company. To a lesser extent, Integrated Health, which provides post-acute medical services such as home respitory services, was another disappointment. It struggled against a difficult regulatory backdrop for hospitals.

Q. WHAT CHANGES HAVE YOU MADE TO THE FUND DURING THE PAST 12 MONTHS?

A. For one, I reduced the fund's stake in deferred-interest bonds
(DIBs) and pay-in-kind securities (PIKs), thereby reducing the fund's volatility. While the fund's overall credit quality remained roughly the same, I made some changes there as well. I reduced the fund's stake in bonds rated Ba - which are the highest-rated bonds in the non-investment-grade category - because they are quite vulnerable to rising interest rates. The fund's stake in Caa-rated bonds also fell as some of our holdings were bought out or retired. In addition, I sold some of the lowest-rated Caa-rated bonds in response to rising default rates. Finally, I added to the fund's stake in cyclical companies - those that generally do well when the economy is strong - including paper and chemical companies. With the U.S. economy continuing to roll along and the Asian economy showing signs of strengthening, I felt that cyclical companies had the potential to increase prices and improve their financial results.

Q. WHAT'S YOUR OUTLOOK?

A. In my view, high-yield bond prices offered good value at the end of the period. Spreads on high-yield bonds - the amount of yield investors demanded over Treasury bond yields - had narrowed somewhat, but were still quite wide when viewed on a historical basis. It's true that part of that wider spread reflects the fact that the default rate has ticked up. I believe that to some extent the higher default rate does justify a wider spread than a couple of years ago when the default rates were very, very low. Even so, I think the yield spread currently is overcompensating investors for risk. In addition, the market is placing a premium on liquidity, meaning it will pay more for bonds that are better-known and more easily traded. In light of that, I've increasingly tilted the fund's holdings toward more liquid, larger holdings.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER AND DO NOT NECESSARILY REPRESENT THE VIEWS OF FIDELITY OR ANY OTHER PERSON IN THE FIDELITY ORGANIZATION. ANY SUCH VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS AND FIDELITY DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR A FIDELITY FUND ARE BASED ON NUMEROUS FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY FIDELITY FUND.

(checkmark)FUND FACTS

GOAL: seeks a combination of
a high level of income and
potential for capital gains

START DATE: January 5, 1987

SIZE: as of October 31,
1999, more than $4.1
billion

MANAGER: Margaret Eagle,
since 1987; joined
Fidelity in 1980

MARGARET EAGLE ON
TELECOMMUNICATIONS
COMPANIES:

"Throughout the past couple of
years, the fund has held relatively
large weightings in
telecommunications companies,
which I think will continue to
offer a lot of opportunity. The fund
is focused on companies that are
building the infrastructure that
will define communications in the
next century. Phone systems as
they exist now, both here and
abroad, are not equipped to
handle the voice and data
transmission demands that will be
placed on them over the next
decade or so. The explosion of the
Internet and the need for
companies to move more data
globally already have put pressure
on existing systems. Despite all
this potential, I anticipate that the
industry will see more
consolidation. When evaluating
these companies, I look for those
that are building quality assets,
are successfully executing
well-thought-out business plans,
are attracting the right type of
customer and are led by quality
management teams."


INVESTMENT CHANGES





TOP FIVE HOLDINGS AS OF
OCTOBER 31, 1999

(BY ISSUER, EXCLUDING CASH     % OF FUND'S NET ASSETS   % OF FUND'S NET ASSETS 6
EQUIVALENTS)                                            MONTHS AGO

EchoStar DBS Corp.              2.7                      2.1

Adelphia Communications Corp    2.6                      3.3

NTL, Inc.                       2.6                      3.8

Nextel Communications, Inc.     2.3                      2.7

WinStar Communications, Inc.     2.3                      1.7

                                12.5                     13.6

TOP FIVE MARKET SECTORS AS OF
OCTOBER 31, 1999

                               % OF FUND'S NET ASSETS   % OF FUND'S NET ASSETS 6
                                                        MONTHS AGO

MEDIA & LEISURE                 33.1                     32.8

UTILITIES                       26.8                     34.5

BASIC INDUSTRIES                8.0                      3.6

ENERGY                          5.4                      2.1

TECHNOLOGY                      3.8                      3.1

QUALITY DIVERSIFICATION AS OF
OCTOBER 31, 1999

(MOODY'S RATINGS)              % OF FUND'S INVESTMENTS  % OF FUND'S INVESTMENTS 6
                                                        MONTHS AGO

Aaa, Aa, A                      0.0                      0.0

Baa                             0.6                      0.2

Ba                              8.0                      9.1

B                               53.1                     43.2

Caa, Ca, C                      13.7                     13.0

Not Rated                       5.4                      10.6


TABLE EXCLUDES SHORT-TERM INVESTMENTS. WHERE MOODY'S RATINGS ARE NOT
AVAILABLE, WE HAVE USED S&P     (registered trademark) RATINGS.
UNRATED DEBT SECURITIES THAT ARE EQUIVALENT TO BA AND BELOW AT OCTOBER 31, 1999 AND APRIL 30, 1999 ACCOUNT FOR 5.4% AND 10.6% RESPECTIVELY OF THE FUND'S INVESTMENTS.

ASSET ALLOCATION (% OF FUND'S
NET ASSETS)

AS OF OCTOBER 31, 1999 *                                      AS OF APRIL 30, 1999 **

Nonconvertible  bonds           77.6%                         Nonconvertible  bonds              73.5%

Convertible bonds, preferred                                  Convertible bonds, preferred
stocks                          12.4%                         stocks                             13.1%

Common stocks                    3.9%                         Common stocks                       6.1%

Other investments                1.4%                         Other investments                   1.1%

Short-term  investments and                                   Short-term  investments and
net other assets                 4.7%                         net other assets                    6.2%

* FOREIGN INVESTMENTS            8.8%                         ** FOREIGN INVESTMENTS              9.6%

Row: 1, Col: 1, Value: 77.59999999999999                      Row: 1, Col: 1, Value: 73.5
Row: 1, Col: 2, Value: 0.0                                    Row: 1, Col: 2, Value: 0.0
Row: 1, Col: 3, Value: 12.4                                   Row: 1, Col: 3, Value: 13.1
Row: 1, Col: 4, Value: 0.0                                    Row: 1, Col: 4, Value: 0.0
Row: 1, Col: 5, Value: 3.9                                    Row: 1, Col: 5, Value: 6.1
Row: 1, Col: 6, Value: 0.0                                    Row: 1, Col: 6, Value: 0.0
Row: 1, Col: 7, Value: 1.4                                    Row: 1, Col: 7, Value: 1.1
Row: 1, Col: 8, Value: 4.7                                    Row: 1, Col: 8, Value: 6.2





PRIOR TO THIS REPORT, CERTAIN INFORMATION RELATED TO PORTFOLIO
HOLDINGS WAS STATED AS A PERCENTAGE OF THE FUND'S INVESTMENTS.


INVESTMENTS OCTOBER 31, 1999

Showing Percentage of Net Assets



CORPORATE BONDS - 78.3%

MOODY'S RATINGS (UNAUDITED) (H)             PRINCIPAL AMOUNT (000S)              VALUE (NOTE 1) (000S)

CONVERTIBLE BONDS - 0.7%

CONSTRUCTION & REAL ESTATE -
0.3%

REAL ESTATE INVESTMENT TRUSTS
- 0.3%

Rockefeller Center                -         $ 12,700                             $ 10,668
Properties, Inc. 0% 12/31/00

HEALTH - 0.3%

MEDICAL FACILITIES MANAGEMENT
- 0.3%

Total Renal Care Holdings,        B1         20,740                               13,274
Inc. 7% 5/15/09 (d)

MEDIA & LEISURE - 0.1%

RESTAURANTS - 0.1%

CKE Restaurants, Inc. 4.25%       B1         6,560                                3,936
3/15/04

UTILITIES - 0.0%

TELEPHONE SERVICES - 0.0%

GST Telecommunications, Inc.      -          110                                  108
0% 12/15/05 (c)(d)

TOTAL CONVERTIBLE BONDS                                                           27,986

NONCONVERTIBLE BONDS - 77.6%

BASIC INDUSTRIES - 7.8%

CHEMICALS & PLASTICS - 3.9%

Huntsman Corp.:

9.5% 7/1/07 (d)                   B2         16,270                               15,212

9.5% 7/1/07 (d)                   B2         20,470                               19,139

Huntsman ICI Chemicals LLC        B2         26,360                               26,360
10.125% 7/1/09 (d)

Lyondell Chemical Co.:

9.625% 5/1/07                     Ba3        5,350                                5,283

9.875% 5/1/07                     Ba3        32,710                               32,383

10.875% 5/1/09                    B2         32,490                               32,165

Sterling Chemicals, Inc.          Caa3       4,330                                2,533
11.25% 4/1/07

Zeneca Specialty Chemicals        B2         28,890                               28,962
PLC 11% 7/1/09 (d)

                                                                                  162,037

PACKAGING & CONTAINERS - 2.0%

Gaylord Container Corp.:

9.375% 6/15/07                    Caa1       17,510                               16,153

9.75% 6/15/07                     Caa1       6,340                                5,975

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (H)             PRINCIPAL AMOUNT (000S)              VALUE (NOTE 1) (000S)

NONCONVERTIBLE BONDS -
CONTINUED

BASIC INDUSTRIES - CONTINUED

PACKAGING & CONTAINERS -
CONTINUED

Gaylord Container Corp.: -
continued

9.875% 2/15/08                    Caa2      $ 28,165                             $ 24,644

Norampac, Inc. 9.5% 2/1/08        B2         12,450                               12,761

Packaging Corp. of America        B3         23,840                               24,138
9.625% 4/1/09

Sweetheart Cup, Inc. 10.5%        Caa1       2,525                                2,260
9/1/03

                                                                                  85,931

PAPER & FOREST PRODUCTS - 1.9%

APP Finance II Mauritius Ltd.:

12% 2/15/04                       B3         370                                  218

12% 3/15/04                       B3         7,420                                4,378

Container Corp. of America
gtd.:

9.75% 4/1/03                      B2         3,490                                3,586

11.25% 5/1/04                     B2         4,550                                4,721

Florida Coast Paper Co.           Ca         35,780                               22,452
LLC/Florida Coast Paper
Finance Corp. Series B,
12.75% 6/1/03 (b)

Millar Western Forest             B3         17,375                               16,984
Products Ltd. 9.875% 5/15/08

Repap New Brunswick, Inc.:

11.5% 6/1/04                      B3         3,780                                3,818

yankee 10.625% 4/15/05            Caa1       2,460                                2,202

Stone Container Corp. 12.58%      B2         18,740                               20,052
8/1/16 (e)

                                                                                  78,411

TOTAL BASIC INDUSTRIES                                                            326,379

CONSTRUCTION & REAL ESTATE -
0.9%

CONSTRUCTION - 0.3%

Blount, Inc.:

7% 6/15/05                        B2         5,770                                4,905

13% 8/1/09 (d)                    B3         7,160                                7,375

                                                                                  12,280

REAL ESTATE INVESTMENT TRUSTS
- 0.6%

Ocwen Asset Investment Corp.      -          30,010                               24,908
11.5% 7/1/05

TOTAL CONSTRUCTION & REAL                                                         37,188
ESTATE

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (H)             PRINCIPAL AMOUNT (000S)              VALUE (NOTE 1) (000S)

NONCONVERTIBLE BONDS -
CONTINUED

DURABLES - 1.5%

AUTOS, TIRES, & ACCESSORIES -
0.6%

Blue Bird Body Co. 10.75%         B2        $ 5,760                              $ 6,451
11/15/06

Federal-Mogul Corp. 7.5%          Ba2        21,090                               18,749
1/15/09

                                                                                  25,200

CONSUMER DURABLES - 0.1%

Corning Consumer Products Co.     B3         4,570                                3,610
9.625% 5/1/08

HOME FURNISHINGS - 0.5%

Sealy Corp., Inc. 10%             -          12,603                               12,225
12/18/08 pay-in-kind (g)

Sealy Mattress Co.:

0% 12/15/07 (c)                   B3         6,930                                4,652

9.875% 12/15/07                   B3         5,550                                5,390

                                                                                  22,267

TEXTILES & APPAREL - 0.3%

Pillowtex Corp.:

9% 12/15/07                       B3         5,340                                1,495

10% 11/15/06                      B3         4,370                                1,224

WestPoint Stevens, Inc.           Ba3        10,705                               9,554
7.875% 6/15/08

                                                                                  12,273

TOTAL DURABLES                                                                    63,350

ENERGY - 5.3%

COAL - 0.3%

P&L Coal Holdings Corp.           B2         15,310                               14,659
9.625% 5/15/08

ENERGY SERVICES - 1.4%

DI Industries, Inc. 8.875%        B1         11,140                               9,942
7/1/07

Parker Drilling Co. 9.75%         B1         6,061                                5,819
11/15/06

R&B Falcon Corp.:

9.5% 12/15/08                     Ba3        17,740                               17,252

12.25% 3/15/06                    Ba3        7,940                                8,416

RBF Finance Co.:

11% 3/15/06                       Ba3        8,420                                8,883

11.375% 3/15/09                   Ba3        5,800                                6,119

                                                                                  56,431

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (H)             PRINCIPAL AMOUNT (000S)              VALUE (NOTE 1) (000S)

NONCONVERTIBLE BONDS -
CONTINUED

ENERGY - CONTINUED

OIL & GAS - 3.6%

Belden & Blake Corp. 9.875%       Caa1      $ 2,002                              $ 1,081
6/15/07

Chesapeake Energy Corp.:

7.875% 3/15/04                    B3         2,580                                2,309

8.5% 3/15/12                      B3         1,340                                1,085

9.125% 4/15/06                    B3         2,320                                2,088

9.625% 5/1/05                     B3         27,355                               25,850

Cross Timbers Oil Co.:

8.75% 11/1/09                     B2         15,780                               14,991

9.25% 4/1/07                      B2         2,940                                2,896

Flores & Rucks, Inc. 9.75%        B1         3,680                                3,790
10/1/06

Gothic Production Corp.           B3         9,380                                7,926
11.125% 5/1/05

Lomak Petroleum, Inc. 8.75%       B2         8,777                                7,899
1/15/07

Ocean Energy, Inc.:

7.875% 8/1/03                     Ba1        1,940                                1,896

8.375% 7/1/08                     B1         5,280                                5,082

8.625% 8/1/05                     Ba3        4,310                                4,240

8.875% 7/15/07                    B1         760                                  752

10.375% 10/15/05                  B2         590                                  617

Pioneer Natural Resources Co.     Ba2        11,920                               10,043
6.5% 1/15/08

Plains Resources, Inc.:

Series B 10.25% 3/15/06           B2         2,780                                2,780

10.25% 3/15/06 (d)                B2         9,340                                9,293

Seven Seas Petroleum, Inc.        Caa1       3,425                                1,370
12.5% 5/15/05

Snyder Oil Corp. 8.75% 6/15/07    Ba3        4,090                                3,967

Swift Energy Co. 10.25% 8/1/09    B2         18,430                               18,407

Tesoro Petroleum Corp. 9%         B1         14,830                               14,274
7/1/08

Vintage Petroleum, Inc.:

9% 12/15/05                       B1         1,620                                1,580

9.75% 6/30/09                     B1         3,590                                3,608

                                                                                  147,824

TOTAL ENERGY                                                                      218,914

FINANCE - 2.9%

CREDIT & OTHER FINANCE - 2.8%

Ameriserve Finance                B2         14,170                               13,107
Trust/Ameriserve Capital
Corp. 12% 9/15/06 (d)

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (H)             PRINCIPAL AMOUNT (000S)              VALUE (NOTE 1) (000S)

NONCONVERTIBLE BONDS -
CONTINUED

FINANCE - CONTINUED

CREDIT & OTHER FINANCE -
CONTINUED

AMRESCO, Inc.:

9.875% 3/15/05                    Caa3      $ 13,890                             $ 7,917

10% 3/15/04                       Caa3       2,950                                1,682

ContiFinancial Corp.:

7.5% 3/15/02                      Caa2       5,410                                1,190

8.125% 4/1/08                     Caa2       21,330                               5,546

8.375% 8/15/03                    Caa2       9,450                                1,985

Denbury Management, Inc. 9%       B3         27,120                               24,883
3/1/08

Digital Television Services       B3         12,450                               13,073
LLC/ DTS Capital, Inc. 12.5%
8/1/07

Dobson/Sygnet Communications      -          1,230                                1,316
Co. 12.25% 12/15/08

GS Escrow Corp. 7.125% 8/1/05     Ba1        9,700                                8,708

Macsaver Financial Services,
Inc.:

7.4% 2/15/02                      Ba2        6,670                                5,069

7.6% 8/1/07                       Ba2        6,970                                4,287

7.875% 8/1/03                     Ba2        15,230                               10,128

Ocwen Capital Trust 10.875%       B2         4,780                                3,155
8/1/27

Stone Container Finance Co.       B2         8,330                                8,747
11.5% 8/15/06 (d)

WinStar Equipment II Corp.        CCC+       5,450                                5,627
12.5% 3/15/04

                                                                                  116,420

INSURANCE - 0.1%

ITT Corp. 6.75% 11/15/03          Ba1        4,240                                3,920

SECURITIES INDUSTRY - 0.0%

ECM Corp. LP 14% 6/10/02 (d)      -          5                                    5

TOTAL FINANCE                                                                     120,345

HEALTH - 2.2%

DRUGS & PHARMACEUTICALS - 0.5%

Global Health Sciences, Inc.      Caa1       44,000                               21,120
11% 5/1/08

MEDICAL EQUIPMENT & SUPPLIES
- 0.2%

Graham-Field Health Products,     Caa1       13,670                               3,691
Inc. 9.75% 8/15/07

PharMerica, Inc. 8.375% 4/1/08    B2         8,500                                5,950

                                                                                  9,641

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (H)             PRINCIPAL AMOUNT (000S)              VALUE (NOTE 1) (000S)

NONCONVERTIBLE BONDS -
CONTINUED

HEALTH - CONTINUED

MEDICAL FACILITIES MANAGEMENT
- 1.5%

Concentra Operating Corp. 13%     B3        $ 1,260                              $ 1,134
8/15/09 (d)

Everest Healthcare Services,      B3         3,740                                3,422
Inc. 9.75% 5/1/08

Fountain View, Inc. 11.25%        Caa1       9,470                                6,771
4/15/08

Harborside Healthcare Corp.       B3         24,000                               6,000
0% 8/1/08 (c)

Integrated Health Services,
Inc.:

9.25% 1/15/08                     B2         26,657                               1,333

9.5% 9/15/07                      B2         14,565                               1,020

Oxford Health Plans, Inc. 11%     Caa1       29,600                               27,232
5/15/05

Tenet Healthcare Corp. 8.125%     Ba3        4,900                                4,361
12/1/08

Unilab Corp. 12.75% 10/1/09       B3         9,370                                9,393
(d)

                                                                                  60,666

TOTAL HEALTH                                                                      91,427

INDUSTRIAL MACHINERY &
EQUIPMENT - 2.1%

ELECTRICAL EQUIPMENT - 0.8%

L-3 Communications Corp.:

8% 8/1/08                         B2         10,600                               9,699

10.375% 5/1/07                    B2         2,600                                2,691

Omnipoint Corp.:

Series A, 11.625% 8/15/06         B2         5,910                                6,146

11.5% 9/15/09 (d)                 B2         10,590                               11,067

11.625% 8/15/06                   B2         2,510                                2,636

                                                                                  32,239

POLLUTION CONTROL - 1.3%

Allied Waste North America,       B2         67,975                               57,099
Inc. 10% 8/1/09 (d)

TOTAL INDUSTRIAL MACHINERY &                                                      89,338
EQUIPMENT

MEDIA & LEISURE - 24.7%

BROADCASTING - 19.2%

ACME Television LLC/ACME          B3         11,102                               9,770
Financial Corp. 0% 9/30/04
(c)

Adelphia Communications Corp.:

7.75% 1/15/09                     B1         26,030                               23,427

8.375% 2/1/08                     B1         13,640                               12,839

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (H)             PRINCIPAL AMOUNT (000S)              VALUE (NOTE 1) (000S)

NONCONVERTIBLE BONDS -
CONTINUED

MEDIA & LEISURE - CONTINUED

BROADCASTING - CONTINUED

Adelphia Communications
Corp.: - continued

9.25% 10/1/02                     B1        $ 8,200                              $ 8,282

9.875% 3/1/07                     B1         36,755                               37,444

Ascent Entertainment Group,       B3         11,280                               8,629
Inc. 0% 12/15/04 (c)

Avalon Cable Michigan,            B3         3,830                                3,830
Inc./Avalon Cable New
England/Avalon Cable Finance
9.375% 12/1/08

Benedek Communications Corp.      B3         12,680                               10,905
0% 5/15/06 (c)

CapStar Broadcasting
Partners, Inc.:

0% 2/1/09 (c)                     B3         9,910                                8,820

9.25% 7/1/07                      B2         6,270                                6,442

Century Communications Corp.:

8.375% 12/15/07                   B1         620                                  577

8.75% 10/1/07                     B1         2,250                                2,149

9.5% 3/1/05                       B1         1,770                                1,774

Chancellor Media Corp.:

8% 11/1/08                        Ba2        31,890                               31,252

8.125% 12/15/07                   B1         9,935                                9,736

9% 10/1/08                        B1         17,475                               17,825

Charter Communications            B2         12,210                               11,477
Holdings LLC/Charter
Communications Holdings
Capital Corp. 8.625% 4/1/09

Citadel Broadcasting Co.:

9.25% 11/15/08                    B3         1,810                                1,792

10.25% 7/1/07                     B3         10,990                               11,375

Classic Cable, Inc. 9.375%        B3         3,995                                3,875
8/1/09

Classic Communications, Inc.      Caa1       9,500                                6,413
0% 8/1/09 (c)

Comcast UK Cable Partners         B2         5,370                                4,887
Ltd. 0% 11/15/07 (c)

Diamond Cable Communications      B3         22,410                               20,225
PLC yankee 0% 12/15/05 (c)

EchoStar DBS Corp. 9.375%         B2         113,095                              111,956
2/1/09

Emmis Communications Corp.        B2         5,245                                4,996
8.125% 3/15/09

Falcon Holding Group
LP/Falcon Funding Corp.:

0% 4/15/10 (c)                    B2         39,515                               28,648

8.375% 4/15/10                    B2         25,680                               25,616

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (H)             PRINCIPAL AMOUNT (000S)              VALUE (NOTE 1) (000S)

NONCONVERTIBLE BONDS -
CONTINUED

MEDIA & LEISURE - CONTINUED

BROADCASTING - CONTINUED

FrontierVision Holdings           B1        $ 36,450                             $ 31,256
LP/FrontierVision Holdings
Capital Corp. 0% 9/15/07 (c)

FrontierVision Holdings           Caa1       22,460                               19,259
LP/FrontierVision Holdings
Capital II Corp. 0% 9/15/07
(c)

Golden Sky DBS, Inc. 0%           Caa1       18,240                               10,123
3/1/07 (c)

International Cabletel, Inc.      B3         51,577                               44,872
0% 2/1/06 (c)

LIN Holdings Corp. 0% 3/1/08      B3         11,210                               7,287
(c)

NTL Communications Corp.:

0% 10/1/08 (c)                    B3         30,780                               20,777

11.5% 10/1/08                     B3         35,980                               38,319

NTL, Inc.:

0% 4/1/08 (c)                     B3         43,000                               28,810

10% 2/15/07                       B3         28,600                               29,172

Pegasus Communications Corp.:

9.625% 10/15/05                   B3         640                                  622

9.75% 12/1/06                     B3         2,100                                2,042

Satelites Mexicanos SA de CV:

9.26% 6/30/04 (d)(e)              B1         17,115                               15,831

10.125% 11/1/04                   B3         34,710                               24,991

Telewest Communications PLC       B1         5,360                                5,789
11.25% 11/1/08

Telewest PLC:

yankee 9.625% 10/1/06             B1         9,260                                9,399

0% 10/1/07 (c)                    B1         29,550                               26,891

United International              B3         7,110                                4,026
Holdings, Inc. 0% 2/15/08 (c)

United Pan-Europe
Communications NV:

10.875% 8/1/09 (d)                B2         23,150                               22,456

11.25% 11/1/09 (d)                B2         31,010                               31,010

                                                                                  797,893

ENTERTAINMENT - 1.9%

AMC Entertainment, Inc.:

9.5% 3/15/09                      B3         19,370                               16,852

9.5% 2/1/11                       B3         4,310                                3,750

Cinemark USA, Inc. 8.5% 8/1/08    B2         3,390                                2,788

IMAX Corp. 7.875% 12/1/05         Ba2        5,120                                4,749

Livent, Inc. 9.375% 10/15/04      -          11,100                               3,330
(b)

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (H)             PRINCIPAL AMOUNT (000S)              VALUE (NOTE 1) (000S)

NONCONVERTIBLE BONDS -
CONTINUED

MEDIA & LEISURE - CONTINUED

ENTERTAINMENT - CONTINUED

Mohegan Tribal Gaming             Ba3       $ 3,630                              $ 3,553
Authority 8.75% 1/1/09

Premier Parks, Inc.:

9.25% 4/1/06                      B3         13,110                               12,487

9.75% 6/15/07                     B3         8,280                                8,094

Regal Cinemas, Inc.:

8.875% 12/15/10                   Caa1       8,770                                6,380

9.5% 6/1/08                       Caa1       8,450                                6,422

Waterford Gaming                  B1         10,754                               10,404
LLC/Waterford Gaming Finance
Corp. 9.5% 3/15/10 (d)

                                                                                  78,809

LODGING & GAMING - 3.2%

Circus Circus Enterprises,        Ba2        5,620                                4,721
Inc. 7.625% 7/15/13

Florida Panthers Holdings,        B2         17,210                               16,177
Inc. 9.875% 4/15/09

Horseshoe Gaming LLC 8.625%       B2         37,840                               36,043
5/15/09

ITT Corp.:

6.75% 11/15/05                    Ba1        6,420                                5,601

7.375% 11/15/15                   Ba1        11,015                               8,862

KSL Recreation Group, Inc.        B3         7,830                                7,673
10.25% 5/1/07

Signature Resorts, Inc. 9.75%     B3         22,680                               19,051
10/1/07

Station Casinos, Inc. 8.875%      B2         15,820                               15,306
12/1/08

Sun International Hotels
Ltd./Sun International North
America, Inc.:

yankee 9% 3/15/07                 Ba3        2,800                                2,625

8.625% 12/15/07                   Ba3        17,690                               16,231

                                                                                  132,290

RESTAURANTS - 0.4%

Host Marriott Travel Plazas,      Ba3        11,050                               11,216
Inc. 9.5% 5/15/05

NE Restaurant, Inc. 10.75%        B3         8,990                                7,934
7/15/08

                                                                                  19,150

TOTAL MEDIA & LEISURE                                                             1,028,142

NONDURABLES - 1.2%

FOODS - 0.7%

Del Monte Corp. 12.25% 4/15/07    B3         7,225                                7,948

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (H)             PRINCIPAL AMOUNT (000S)              VALUE (NOTE 1) (000S)

NONCONVERTIBLE BONDS -
CONTINUED

NONDURABLES - CONTINUED

FOODS - CONTINUED

Del Monte Foods Co. 0%            Caa2      $ 16,544                             $ 12,408
12/15/07 (c)

Gorges/Quik-To-Fix Foods,         Caa1       18,290                               8,779
Inc. 11.5% 12/1/06

                                                                                  29,135

HOUSEHOLD PRODUCTS - 0.5%

AKI Holding Corp. 0% 7/1/09       Caa1       17,930                               8,248
(c)

AKI, Inc. 10.5% 7/1/08            B2         13,150                               11,572

                                                                                  19,820

TOTAL NONDURABLES                                                                 48,955

RETAIL & WHOLESALE - 2.3%

GENERAL MERCHANDISE STORES -
0.2%

Kmart Corp. 7.95% 2/1/23          Ba1        8,850                                7,865

GROCERY STORES - 2.0%

Fleming Companies, Inc.:

Series B, 10.625% 7/31/07         B3         7,890                                7,062

10.5% 12/1/04                     B3         7,160                                6,587

Jitney-Jungle Stores of           C          70,419                               880
America, Inc. 10.375%
9/15/07 (b)

Pathmark Stores, Inc.:

9.625% 5/1/03                     Caa1       6,220                                6,033

11.625% 6/15/02                   Caa2       35,975                               34,896

12.625% 6/15/02                   Caa2       18,050                               17,509

Smiths Food & Drug Centers,
Inc. 1994 Pass Through Trust:

8.64% 7/2/12                      BBB-       5,000                                5,013

9.2% 7/2/18                       BBB-       3,700                                3,746

                                                                                  81,726

RETAIL & WHOLESALE,
MISCELLANEOUS - 0.1%

U.S. Office Products Co.          B3         10,755                               5,539
9.75% 6/15/08

TOTAL RETAIL & WHOLESALE                                                          95,130

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (H)             PRINCIPAL AMOUNT (000S)              VALUE (NOTE 1) (000S)

NONCONVERTIBLE BONDS -
CONTINUED

SERVICES - 1.8%

LEASING & RENTAL - 0.2%

Anthony Crane Rentals             B3        $ 8,210                              $ 6,896
LP/Anthony Credit Capital
Corp. 10.375% 8/1/08

PRINTING - 0.6%

Sullivan Graphics, Inc.           Caa1       15,420                               15,574
12.75% 8/1/05

World Color Press, Inc.           Baa3       11,330                               11,033
8.375% 11/15/08

                                                                                  26,607

SERVICES - 1.0%

Apcoa, Inc. 9.25% 3/15/08         Caa1       3,520                                2,922

Iron Mountain, Inc. 8.75%         B2         6,990                                6,588
9/30/09

Medaphis Corp. 9.5% 2/15/05       Caa1       7,330                                5,424

SITEL Corp. 9.25% 3/15/06         B3         13,760                               12,659

Spin Cycle, Inc. 0% 5/1/05 (c)    -          12,950                               1,943

Young American Corp. 11.625%      Caa1       15,920                               11,144
2/15/06

                                                                                  40,680

TOTAL SERVICES                                                                    74,183

TECHNOLOGY - 3.5%

COMPUTER SERVICES & SOFTWARE
- 2.2%

Concentric Network Corp.          B-         27,280                               28,371
12.75% 12/15/07

DecisionOne Corp. 9.75%           B3         26,350                               99
8/1/07 (b)

DecisionOne Holdings Corp. 0%     Caa1       10,835                               7
8/1/08 unit (b)(c)

Federal Data Corp. 10.125%        B3         4,270                                2,989
8/1/05

PSINet, Inc. 11% 8/1/09 (d)       B3         29,995                               30,595

Splitrock Services, Inc.          -          22,500                               20,700
11.75% 7/15/08

Verio, Inc. 11.25% 12/1/08        B3         7,350                                7,662

                                                                                  90,423

ELECTRONIC INSTRUMENTS - 1.0%

Fisher Scientific                 B3         21,815                               20,506
International, Inc. 9% 2/1/08

Telecommunications Techniques     B3         23,655                               22,177
Co. LLC 9.75% 5/15/08

                                                                                  42,683

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (H)             PRINCIPAL AMOUNT (000S)              VALUE (NOTE 1) (000S)

NONCONVERTIBLE BONDS -
CONTINUED

TECHNOLOGY - CONTINUED

ELECTRONICS - 0.3%

Intersil Corp. 13.25% 8/15/09     B3        $ 7,350                              $ 7,791
unit (d)

Stellex Industries, Inc. 9.5%     B3         3,750                                2,738
11/1/07

                                                                                  10,529

TOTAL TECHNOLOGY                                                                  143,635

TRANSPORTATION - 0.3%

AIR TRANSPORTATION - 0.1%

Kitty Hawk, Inc. 9.95%            B1         3,260                                3,097
11/15/04

RAILROADS - 0.1%

TFM SA de CV 10.25% 6/15/07       B2         4,610                                4,080

SHIPPING - 0.1%

International Shipholding         Ba3        5,810                                5,316
Corp. 7.75% 10/15/07

TOTAL TRANSPORTATION                                                              12,493

UTILITIES - 21.1%

CELLULAR - 4.3%

Clearnet Communications, Inc.     B3         7,240                                4,344
0% 5/1/09 (c)

ESAT Holdings Ltd. 0% 2/1/07      B3         15,520                               11,407
(c)

Intercel, Inc. 0% 2/1/06 (c)      B2         4,250                                3,655

McCaw International Ltd. 0%       Caa1       24,270                               15,169
4/15/07 (c)

Millicom International            Caa1       20,340                               14,848
Cellular SA 0% 6/1/06 (c)

Nextel Communications, Inc.:

0% 9/15/07 (c)                    B1         8,510                                6,383

0% 2/15/08 (c)                    B1         3,790                                2,681

9.75% 8/15/04                     B1         6,950                                7,080

12% 11/1/08                       B1         22,320                               24,831

Orbital Imaging Corp.:

11.625% 3/1/05                    CCC+       35,250                               23,618

11.625% 3/1/05                    CCC+       5,910                                3,960

Rogers Cantel, Inc. 8.8%          B2         10,630                               10,630
10/1/07

Rogers Communications, Inc.       B2         11,390                               11,504
8.875% 7/15/07

TeleCorp PCS, Inc. 0% 4/15/09     B3         25,000                               15,250
(c)(d)

Tritel PCS, Inc. 0% 5/15/09       B3         10,140                               6,109
(c)(d)

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (H)             PRINCIPAL AMOUNT (000S)              VALUE (NOTE 1) (000S)

NONCONVERTIBLE BONDS -
CONTINUED

UTILITIES - CONTINUED

CELLULAR - CONTINUED

Triton PCS, Inc. 0% 5/1/08 (c)    Caa1      $ 14,300                             $ 9,831

US Unwired, Inc. 0% 11/1/09       Caa1       12,130                               6,399
(d)

                                                                                  177,699

ELECTRIC UTILITY - 0.4%

CMS Energy Corp. 6.75% 1/15/04    Ba3        12,240                               11,322

Niagara Mohawk Power Corp. 0%     Baa3       8,690                                6,431
7/1/10 (c)

                                                                                  17,753

TELEPHONE SERVICES - 16.4%

Allegiance Telecom, Inc.          B3         19,580                               21,244
12.875% 5/15/08

Call-Net Enterprises, Inc.        B2         12,800                               11,584
9.375% 5/15/09

Covad Communications Group,
Inc.:

0% 3/15/08 (c)                    B3         28,270                               15,902

12.5% 2/15/09                     B3         7,200                                7,128

e.spire Communications, Inc.:

0% 11/1/05 (c)                    -          2,550                                1,492

0% 4/1/06 (c)                     -          3,940                                2,522

13.75% 7/15/07                    -          24,670                               21,710

Esat Telecom Group PLC:

0% 2/1/07 (c)                     B3         7,530                                5,535

11.875% 12/1/08                   Caa1       4,680                                4,797

Firstworld Communications,        -          19,020                               9,700
Inc. 0% 4/15/08 (c)

Global Crossing Holdings Ltd.     Ba2        27,560                               28,042
9.625% 5/15/08

Globenet Communication Group      Caa1       30,660                               30,737
Ltd. 13% 7/15/07 (d)

GST Network Funding, Inc. 0%      -          30,160                               13,723
5/1/08 (c)

GST Equipment Funding, Inc.       -          13,760                               13,485
13.25% 5/1/07

GST Telecommunications, Inc.      -          26,920                               26,382
12.75% 11/15/07

GST USA, Inc. 0% 12/15/05 (c)     -          24,990                               18,992

Hermes Europe Railtel BV          B3         20,320                               20,066
11.5% 8/15/07

Hyperion Telecommunications,
Inc.:

0% 4/15/03 (c)                    B3         3,690                                3,146

12% 11/1/07                       Caa1       1,690                                1,741

ICG Services, Inc.:

0% 2/15/08 (c)                    B3         91,530                               44,850

0% 5/1/08 (c)                     B3         6,390                                3,067

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (H)             PRINCIPAL AMOUNT (000S)              VALUE (NOTE 1) (000S)

NONCONVERTIBLE BONDS -
CONTINUED

UTILITIES - CONTINUED

TELEPHONE SERVICES - CONTINUED

Insight Midwst LP/Insight         B1        $ 3,340                              $ 3,424
Capital, Inc. 9.75% 10/1/09
(d)

Intermedia Communications,
Inc.:

8.5% 1/15/08                      B2         2,490                                2,210

8.6% 6/1/08                       B2         11,320                               10,103

8.875% 11/1/07                    B2         2,070                                1,863

9.5% 3/1/09                       B2         11,250                               10,406

IXC Communications, Inc. 9%       B3         18,335                               18,335
4/15/08

KMC Telecom Holdings, Inc.:

0% 2/15/08 (c)                    Caa2       28,410                               14,844

13.5% 5/15/09 (d)                 Caa2       10,070                               9,869

Level 3 Communications, Inc.      B3         34,930                               32,529
9.125% 5/1/08

Logix Communications              -          17,455                               12,568
Enterprises, Inc. 12.25%
6/15/08

McLeodUSA, Inc.:

0% 3/1/07 (c)                     B1         1,440                                1,138

8.375% 3/15/08                    B1         5,140                                4,883

9.25% 7/15/07                     B1         12,240                               12,240

9.5% 11/1/08                      B1         13,730                               13,833

Metromedia Fiber Network,         B2         24,497                               24,252
Inc. 10% 11/15/08

MGC Communications, Inc. 13%      Caa2       5,340                                4,806
10/1/04

Netia Holdings BV 10.25%          B3         8,425                                7,161
11/1/07

NEXTLINK Communications LLC       B3         28,040                               29,793
12.5% 4/15/06

NEXTLINK Communications, Inc.     B3         10,590                               10,842
10.75% 6/1/09

Rhythms NetConnections, Inc.:

0% 5/15/08 (c)                    B3         16,270                               7,972

12.75% 4/15/09                    B3         16,860                               15,090

RSL Communications Ltd./RSL       B2         3,385                                3,385
Communications PLC 12.25%
11/15/06

Teligent, Inc. 11.5% 12/1/07      Caa1       6,510                                5,940

Viatel, Inc. 11.25% 4/15/08       B3         13,290                               12,626

WinStar Communications, Inc.:

0% 10/15/05 (c)                   Caa1       13,930                               12,154

0% 10/15/05 (c)                   Caa1       2,030                                2,659

0% 3/15/08 (c)                    CCC        29,240                               25,877

10% 3/15/08                       CCC        39,930                               33,541

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (H)             PRINCIPAL AMOUNT (000S)              VALUE (NOTE 1) (000S)

NONCONVERTIBLE BONDS -
CONTINUED

UTILITIES - CONTINUED

TELEPHONE SERVICES - CONTINUED

WinStar Communications, Inc.:
- continued

15% 3/1/07                        CCC       $ 7,240                              $ 8,398

WinStar Equipment Corp. 12.5%     B3         21,140                               21,827
3/15/04

                                                                                  680,413

TOTAL UTILITIES                                                                   875,865

TOTAL NONCONVERTIBLE BONDS                                                        3,225,344

TOTAL CORPORATE BONDS                                                             3,253,330
(Cost $3,617,820)

ASSET-BACKED SECURITIES - 0.4%



Airplanes pass through trust      Ba2        18,415                               15,100
10.875% 3/15/19 (Cost
$19,398)

COMMERCIAL MORTGAGE
SECURITIES - 0.6%



Bardell Associates Note Trust     -          1,613                                1,714
12.5%, 11/1/08 (g)

First Chicago/Lennar Trust I      -          10,700                               7,590
Series 1997-CHL1 Class E,
8.1104% 4/1/39 (e)

Resolution Trust Corp. Series     Ba3        3,301                                2,674
1991 M2 Class A3, 7.2498%
9/25/20 (e)

Structured Asset Securities
Corp.:

Series 1995-C1:

Class E, 7.375% 9/25/24 (d)       BB         4,000                                3,571

Class F, 7.375% 9/25/24 (d)       -          2,500                                1,948

Series 1996-CFL Class G,          B+         9,260                                7,799
7.75% 2/25/28 (d)

TOTAL COMMERCIAL MORTGAGE                                                         25,296
SECURITIES
(Cost $24,647)


COMMON STOCKS - 3.9%

                                 SHARES                VALUE (NOTE 1) (000S)

BASIC INDUSTRIES - 0.1%

CHEMICALS & PLASTICS - 0.0%

Trivest 1992 Special Fund         3                    $ 287
Ltd. (f)

PACKAGING & CONTAINERS - 0.1%

Crown Packaging Holdings Ltd.     2,010                 1
warrants 10/15/03 (a)

Gaylord Container Corp. Class     512,500               2,883
A (a)

                                                        2,884

TOTAL BASIC INDUSTRIES                                  3,171

CONSTRUCTION & REAL ESTATE -
0.0%

CONSTRUCTION - 0.0%

Capital Pacific Holdings,         24,095                6
Inc. warrants 5/1/02 (a)(d)

DURABLES - 0.0%

TEXTILES & APPAREL - 0.0%

Arena Brands Holdings Corp.       42,253                1,056
Class B

ENERGY - 0.1%

OIL & GAS - 0.1%

Pioneer Natural Resources Co.     75,769                710

Plains Resources, Inc. (a)        70,500                1,212

                                                        1,922

FINANCE - 0.0%

CREDIT & OTHER FINANCE - 0.0%

AMRESCO, Inc. (a)                 118,000               347

SAVINGS & LOANS - 0.0%

Ocwen Financial Corp. (a)         116,760               781

SECURITIES INDUSTRY - 0.0%

ECM Corp. LP (d)                  900                   79

TOTAL FINANCE                                           1,207

COMMON STOCKS - CONTINUED

                                 SHARES                VALUE (NOTE 1) (000S)

HEALTH - 0.1%

MEDICAL FACILITIES MANAGEMENT
- 0.1%

Oxford Health Plans, Inc. (a)     180,000              $ 2,126

INDUSTRIAL MACHINERY &
EQUIPMENT - 0.1%

POLLUTION CONTROL - 0.1%

Allied Waste Industries, Inc.     407,000               4,274
(a)

MEDIA & LEISURE - 2.6%

BROADCASTING - 2.5%

Adelphia Communications Corp.     8,000                 437
Class A (a)

Classic Communications, Inc.      28,500                475
(a)(d)

CS Wireless Systems, Inc.         439                   0
(a)(d)

EchoStar Communications Corp.     1,102,548             68,220
Class A (a)

MediaOne Group, Inc.              250,000               17,766

NTL, Inc. (a)                     98,250                7,406

NTL, Inc. warrants 12/31/08       53,424                2,671
(a)

Pegasus Communications Corp.      6,509                 6,704
unit (a)

Telewest Communications PLC       15,000                660
sponsored ADR (a)

UIH Australia/Pacific, Inc.       19,690                591
warrants 5/15/06 (a)

                                                        104,930

ENTERTAINMENT - 0.0%

Livent, Inc. (a)                  125,200               0

LEISURE DURABLES & TOYS - 0.0%

IHF Capital, Inc. Series I        1,460                 0
warrants 11/14/99 (a)(d)

LODGING & GAMING - 0.1%

Station Casinos, Inc. (a)         90,455                2,188

Sunterra Corp. (a)                275,500               2,755

                                                        4,943

TOTAL MEDIA & LEISURE                                   109,873

RETAIL & WHOLESALE - 0.0%

GROCERY STORES - 0.0%

Kroger Co. (a)                    59,400                1,236

SERVICES - 0.0%

Spin Cycle, Inc. warrants         12,950                0
5/1/05 (a)(d)

COMMON STOCKS - CONTINUED

                                 SHARES                VALUE (NOTE 1) (000S)

TECHNOLOGY - 0.1%

COMPUTER SERVICES & SOFTWARE
- 0.1%

Concentric Network Corp. (a)      102,600              $ 2,629

Concentric Network Corp.          8,680                 1,910
warrants 12/15/07 (a)(d)

Splitrock Services, Inc. (a)      65,426                1,431

                                                        5,970

UTILITIES - 0.8%

CELLULAR - 0.1%

Loral Orion Network Systems,
Inc.:

warrants 1/15/07 (CV ratio        19,560                103
 .47) (a)

warrants 1/15/07 (CV ratio        18,480                134
 .6) (a)

McCaw International Ltd.          66,290                149
warrants 4/15/07 (a)(d)

Orbital Imaging Corp.             28,510                342
warrants 3/1/05 (a)(d)

Powertel, Inc. warrants           85,408                3,331
2/1/06 (a)

                                                        4,059

ELECTRIC UTILITY - 0.0%

Niagara Mohawk Holdings, Inc.     93,300                1,481
(a)

GAS - 0.1%

Ocean Energy, Inc. (a)            211,410               1,942

TELEPHONE SERVICES - 0.6%

e.spire Communications, Inc.      74,800                538
(a)

Firstworld Communications,        19,020                1,331
Inc. warrants 4/15/08 (a)(d)

GST Telecommunications, Inc.      356,900               2,409
(a)

ICG Communications, Inc. (a)      202,500               3,316

Intermedia Communications,        2,500                 239
Inc. warrants 6/1/00 (a)

KMC Telecom Holdings, Inc.        37,830                95
warrants 4/15/08 (a)(d)

McLeodUSA, Inc. Class A (a)       100,000               4,463

Metromedia Fiber Network,         150,000               4,959
Inc. Class A (a)

MGC Communications, Inc.          28,787                792
(a)(d)

Rhythms NetConnections, Inc.      70,000                2,043
(a)

RSL Communications Ltd./RSL       25,710                2,160
Communications PLC warrants
11/15/06 (a)(d)

Source Media, Inc. warrants       48,052                192
11/1/07 (a)(d)

COMMON STOCKS - CONTINUED

                                 SHARES                VALUE (NOTE 1) (000S)

UTILITIES - CONTINUED

TELEPHONE SERVICES - CONTINUED

Versatel Telecom BV warrants      7,060                $ 1,017
5/15/08 (a)(d)

Viatel, Inc. (a)                  63,246                2,111

                                                        25,665

TOTAL UTILITIES                                         33,147

TOTAL COMMON STOCKS                                     163,988
(Cost $81,469)

PREFERRED STOCKS - 11.7%



CONVERTIBLE PREFERRED STOCKS
- 0.3%

MEDIA & LEISURE - 0.1%

LODGING & GAMING - 0.1%

Host Marriott Financial Trust     146,600               4,911
$3.375 QUIPS

UTILITIES - 0.2%

TELEPHONE SERVICES - 0.2%

IXC Communications, Inc.          179,000               7,484
$3.375 (d)

TOTAL CONVERTIBLE PREFERRED                             12,395
STOCKS

NONCONVERTIBLE PREFERRED
STOCKS - 11.4%

BASIC INDUSTRIES - 0.1%

PACKAGING & CONTAINERS - 0.1%

Packaging Corp. of America        34,684                3,711
$12.375 pay-in-kind (a)

CONSTRUCTION & REAL ESTATE -
0.3%

REAL ESTATE INVESTMENT TRUSTS
- 0.3%

California Federal Preferred      533,897               12,013
Capital Corp. $2.2812

ENERGY - 0.0%

OIL & GAS - 0.0%

Gulf Canada Resources Ltd.        33,881                70
Series 1

FINANCE - 0.2%

INSURANCE - 0.2%

American Annuity Group            10,340                9,970
Capital Trust II 8.875%

PREFERRED STOCKS - CONTINUED

                                 SHARES                VALUE (NOTE 1) (000S)

NONCONVERTIBLE PREFERRED
STOCKS - CONTINUED

HEALTH - 0.2%

MEDICAL FACILITIES MANAGEMENT
- 0.2%

Fresenius Medical Care            9,847                $ 9,463
Capital Trust 9%

MEDIA & LEISURE - 5.6%

BROADCASTING - 4.7%

Adelphia Communications Corp.     228,536               25,653
$13.00

Benedek Communications Corp.      11,712                8,960
11.5% pay-in-kind

Citadel Broadcasting Co.          80,251                9,108
Series B, 13.25% pay-in-kind

CSC Holdings, Inc.:

11.125% pay-in-kind               579,680               62,316

Series H, 11.75% pay-in-kind      185,849               20,118

Granite Broadcasting Corp.        28,728                28,010
12.75% pay-in-kind

NTL, Inc. 13% pay-in-kind         34,382                36,531

Pegasus Communications Corp.      1,820                 1,856
12.75% pay-in-kind (a)

                                                        192,552

PUBLISHING - 0.9%

PRIMEDIA, Inc.:

$9.20                             76,000                7,049

8.625%                            6,185                 541

Series D, $10.00                  309,863               30,212

                                                        37,802

TOTAL MEDIA & LEISURE                                   230,354

RETAIL & WHOLESALE - 0.1%

GROCERY STORES - 0.1%

Supermarkets General Holdings     116,319               3,955
Corp. $3.52 pay-in-kind (a)

TECHNOLOGY - 0.2%

COMPUTER SERVICES & SOFTWARE
- 0.2%

Concentric Network Corp.          7,870                 7,477
13.5% pay-in-kind

COMPUTERS & OFFICE EQUIPMENT
- 0.0%

Ampex Corp. 8% non-cumulative     170                   265

TOTAL TECHNOLOGY                                        7,742

PREFERRED STOCKS - CONTINUED

                                 SHARES                VALUE (NOTE 1) (000S)

NONCONVERTIBLE PREFERRED
STOCKS - CONTINUED

UTILITIES - 4.7%

CELLULAR - 1.3%

Nextel Communications, Inc.:

11.125% pay-in-kind               11,265               $ 11,547

Series D, 13% pay-in-kind         41,489                44,186

                                                        55,733

TELEPHONE SERVICES - 3.4%

e.spire Communications, Inc.:

$127.50 pay-in-kind               30,903                10,507

14.75% pay-in-kind                10,696                4,064

ICG Holdings, Inc. 14.25%         11,472                10,325
pay-in-kind

Intermedia Communications,        60,457                55,620
Inc. 13.5% pay-in-kind

IXC Communications, Inc.          42,057                46,683
12.5% pay-in-kind

Source Media, Inc. 13.50%         112,156               561
pay-in-kind (a)

WinStar Communications, Inc.      16,106                12,321
14.25%

                                                        140,081

TOTAL UTILITIES                                         195,814

TOTAL NONCONVERTIBLE                                    473,092
PREFERRED STOCKS

TOTAL PREFERRED STOCKS                                  485,487
(Cost $546,283)


PURCHASED BANK DEBT - 0.4%

MOODY'S RATINGS (UNAUDITED) (H)           PRINCIPAL AMOUNT (000S)

Lyondell Chemical Co. sr.         -       $ 13,930                           13,808
secured Tranche E term loan
9.355% 5/17/06 (e)

Oxford Health Plans, Inc. sr.     B3       3,000                             2,985
secured term loan 9.335%
5/13/03 (e)

TOTAL PURCHASED BANK DEBT                                                     16,793
(Cost $16,913)



CASH EQUIVALENTS - 3.3%

                                 MATURITY AMOUNT (000S)               VALUE (NOTE 1) (000S)

Investments in repurchase
agreements (U.S. Treasury
obligations), in a joint
trading account at:

5%, dated 10/29/99 due 11/1/99   $ 10,912                             $ 10,907

5.22%, dated 10/29/99 due         127,666                              127,610
11/1/99

TOTAL CASH EQUIVALENTS                                                 138,517
(Cost $138,517)

TOTAL INVESTMENT PORTFOLIO -                                           4,098,511
98.6%
(Cost $4,445,047)

NET OTHER ASSETS - 1.4%                                                57,709

NET ASSETS - 100%                                                    $ 4,156,220


SECURITY TYPE ABBREVIATIONS

QUIPS                        -   Quarterly Income  Preferred
                                 Securities

LEGEND

(a) Non-income producing

(b) Non-income producing - issuer filed for protection under the Federal Bankruptcy Code or is in default of interest payment.

(c) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $439,500,000 or 10.6% of net assets.

(e) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(f) Share amount represents number of units held.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933.

Additional information on each holding is as follows:

SECURITY                       ACQUISITION DATE   ACQUISITION COST (000S)

Bardell Associates Note Trust  4/19/94            $ 1,640
12.5%, 11/1/08

Sealy Corp., Inc. 10%          2/23/98 - 9/30/99  $ 11,762
12/18/08 pay-in-kind

(h) Standard & Poor's credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.

OTHER INFORMATION

The composition of long-term debt
holdings as a percentage of total value
of investments in securities, is as follows (ratings are unaudited):

MOODY'S RATINGS          S&P RATINGS

Aaa, Aa, A        0.0%   AAA, AA, A    0.0%

Baa               0.4%   BBB           0.8%

Ba                7.9%   BB            7.9%

B                 52.2%  B             52.9%

Caa               10.7%  CCC           10.6%

Ca, C             0.6%   CC, C         0.4%

                         D             0.0%

The percentage not rated by Moody's or S&P amounted to 5.4%. FMR has determined that unrated debt securities that are lower quality account for 5.4% of the total value of investment in securities.

INCOME TAX INFORMATION

At October 31, 1999, the aggregate cost of investment securities for income tax purposes was $4,446,073,000. Net unrealized depreciation aggregated $347,562,000, of which $163,248,000 related to appreciated investment securities and $510,810,000 related to depreciated investment securities.

The fund hereby designates approximately $70,359,000 as a capital gain dividend for the purpose of the dividend paid deduction.

At October 31, 1999, the fund had a capital loss carryforward of approximately $34,789,000 all of which will expire on October 31, 2007.

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
AMOUNTS IN THOUSANDS (EXCEPT
PER-SHARE AMOUNTS)                  OCTOBER 31, 1999

ASSETS

Investment in securities, at             $ 4,098,511
value (including repurchase
agreements of $138,517)
(cost $4,445,047) -  See
accompanying schedule

Receivable for investments                6,209
sold

Receivable for fund shares                30,451
sold

Dividends receivable                      950

Interest receivable                       78,982

Other receivables                         192

 TOTAL ASSETS                             4,215,295

LIABILITIES

Payable for investments        $ 37,611
purchased

Payable for fund shares         9,852
redeemed

Distributions payable           7,094

Accrued management fee          1,986

Distribution fees payable       1,626

Other payables and accrued      906
expenses

 TOTAL LIABILITIES                        59,075

NET ASSETS                               $ 4,156,220

Net Assets consist of:

Paid in capital                          $ 4,486,265

Undistributed net investment              52,902
income

Accumulated undistributed net             (36,445)
realized gain (loss) on
investments and foreign
currency transactions

Net unrealized appreciation               (346,502)
(depreciation) on
investments and assets and
liabilities in foreign
currencies

NET ASSETS                               $ 4,156,220

STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
AMOUNTS IN THOUSANDS (EXCEPT
PER-SHARE AMOUNTS)       OCTOBER 31, 1999

CALCULATION OF MAXIMUM             $11.12
OFFERING PRICE CLASS A: NET
ASSET VALUE and redemption
price per share   ($221,009
(divided by) 19,875 shares)

Maximum offering price per         $11.67
share (100/95.25 of $11.12)

CLASS T: NET ASSET VALUE and       $11.14
redemption price per share
($2,351,469 (divided by)
211,113 shares)

Maximum offering price per         $11.54
share (100/96.50 of $11.14)

CLASS B: NET ASSET VALUE and       $11.09
offering price per share
($1,192,458 (divided by)
107,488 shares) A

CLASS C: NET ASSET VALUE and       $11.11
offering price per share
($268,655 (divided by)
24,172 shares) A

INSTITUTIONAL CLASS: NET           $10.90
ASSET VALUE, offering price
and redemption price   per
share ($122,629 (divided by)
11,250 shares)

A REDEMPTION PRICE PER SHARE IS EQUAL TO NET ASSET VALUE LESS ANY
APPLICABLE CONTINGENT DEFERRED SALES CHARGE.

STATEMENT OF OPERATIONS
AMOUNTS IN THOUSANDS     YEAR ENDED OCTOBER 31, 1999

INVESTMENT INCOME                           $ 59,932
Dividends

Interest                                     350,409

 TOTAL INCOME                                410,341

EXPENSES

Management fee                   $ 24,193

Transfer agent fees               7,192

Distribution fees                 18,904

Accounting fees and expenses      927

Non-interested trustees'          13
compensation

Custodian fees and expenses       127

Registration fees                 371

Audit                             55

Legal                             140

 Total expenses before            51,922
reductions

 Expense reductions               (51)       51,871

NET INVESTMENT INCOME                        358,470

REALIZED AND UNREALIZED GAIN
(LOSS)
Net realized gain (loss) on:

 Investment securities            (56,488)

 Foreign currency transactions    7          (56,481)

Change in net unrealized
appreciation (depreciation)
on:

 Investment securities            120,278

 Assets and liabilities in        34         120,312
foreign currencies

NET GAIN (LOSS)                              63,831

NET INCREASE (DECREASE) IN                  $ 422,301
NET ASSETS RESULTING  FROM
OPERATIONS

STATEMENT OF CHANGES IN NET ASSETS

AMOUNTS IN THOUSANDS           YEAR ENDED OCTOBER 31, 1999  YEAR ENDED OCTOBER 31, 1998

INCREASE (DECREASE) IN NET
ASSETS

Operations Net investment      $ 358,470                    $ 313,431
income

 Net realized gain (loss)       (56,481)                     61,426

 Change in net unrealized       120,312                      (597,544)
appreciation (depreciation)

 NET INCREASE (DECREASE) IN     422,301                      (222,687)
NET ASSETS RESULTING  FROM
OPERATIONS

Distributions to shareholders   (352,867)                    (282,288)
From net investment income

 From net realized gain         (40,674)                     (70,360)

 In excess of net realized      (29,684)                     -
gain

 Return of capital              (16,824)                     -

 TOTAL DISTRIBUTIONS            (440,049)                    (352,648)

Share transactions - net        568,709                      1,259,000
increase (decrease)

  TOTAL INCREASE (DECREASE)     550,961                      683,665
IN NET ASSETS

NET ASSETS

 Beginning of period            3,605,259                    2,921,594

 End of period (including      $ 4,156,220                  $ 3,605,259
undistributed net investment
income of $52,902 and
$74,600, respectively)


FINANCIAL HIGHLIGHTS - CLASS A

YEARS ENDED OCTOBER 31,          1999        1998      1997      1996  E



SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 11.090    $ 12.930  $ 12.300  $ 12.010
period

Income from Investment
Operations

Net investment income D           1.022       1.111     1.058     .163

Net realized and unrealized       .287        (1.603)   .710      .267
gain (loss)

Total from investment             1.309       (.492)    1.768     .430
operations

Less Distributions

From net investment income        (1.030) H   (1.048)   (1.078)   (.140)

From net realized gain            (.120) H    (.300)    (.060)    -

In excess of net realized gain    (.080)      -         -         -

Return of capital                 (.049)      -         -         -

Total distributions               (1.279)     (1.348)   (1.138)   (.140)

Net asset value, end of period   $ 11.120    $ 11.090  $ 12.930  $ 12.300

TOTAL RETURN B, C                 11.98%      (4.55)%   15.18%    3.58%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (in    $ 221       $ 117     $ 44      $ 4
millions)

Ratio of expenses to average      .95%        1.01%     1.15%     1.25%  A, F
net assets

Ratio of expenses to average      .95%        1.00% G   1.14% G   1.25%  A
net assets  after expense
reductions

Ratio of net investment           8.89%       9.03%     8.58%     9.06%  A
income to average  net assets

Portfolio turnover rate           61%         75%       105%      121%


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD SEPTEMBER 3,1996 (COMMENCEMENT OF SALE OF CLASS A SHARES) TO OCTOBER 31,1996.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.
H THE AMOUNTS SHOWN REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES.

FINANCIAL HIGHLIGHTS - CLASS T

YEARS ENDED OCTOBER 31,          1999        1998      1997      1996      1995



SELECTED PER-SHARE DATA

Net asset value, beginning       $ 11.110    $ 12.940  $ 12.310  $ 11.910  $ 11.220
of period

Income from Investment
Operations

Net investment income C           1.021       1.119     1.086     1.105     .930

Net realized and unrealized       .274        (1.612)   .686      .364      .680
gain (loss)

Total from investment             1.295       (.493)    1.772     1.469     1.610
operations

Less Distributions

From net investment income        (1.017) E   (1.037)   (1.082)   (1.069)   (.920)

From net realized gain            (.120) E    (.300)    (.060)    -         -

In excess of net realized gain    (.080)      -         -         -         -

Return of capital                 (.048)      -         -         -         -

Total distributions               (1.265)     (1.337)   (1.142)   (1.069)   (.920)

Net asset value, end of period   $ 11.140    $ 11.110  $ 12.940  $ 12.310  $ 11.910

TOTAL RETURN A, B                 11.83%      (4.54)%   15.21%    12.92%    15.05%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 2,351     $ 2,322   $ 2,208   $ 1,709   $ 1,200
(in millions)

Ratio of expenses to average      1.04%       1.07%     1.09%     1.12%     1.15%
net assets

Ratio of expenses to average      1.04%       1.07%     1.08% D   1.11% D   1.15%
net assets after expense
reductions

Ratio of net investment           8.80%       8.91%     8.72%     9.20%     8.32%
income to average net assets

Portfolio turnover rate           61%         75%       105%      121%      112%


A THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
B TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE.
C NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
D FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.
E THE AMOUNTS SHOWN REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES.

FINANCIAL HIGHLIGHTS - CLASS B

YEARS ENDED OCTOBER 31,          1999       1998      1997      1996      1995



SELECTED PER-SHARE DATA

Net asset value, beginning       $ 11.070   $ 12.890  $ 12.280  $ 11.890  $ 11.210
of period

Income from Investment
Operations

Net investment income C           .938       1.024     .998      1.017     .794

Net realized and unrealized       .276       (1.588)   .674      .361      .721
gain (loss)

Total from investment             1.214      (.564)    1.672     1.378     1.515
operations

Less Distributions

From net investment income        (.949) E   (.956)    (1.002)   (.988)    (.835)

From net realized gain            (.120) E   (.300)    (.060)    -         -

In excess of net realized gain    (.080)     -         -         -         -

Return of capital                 (.045)     -         -         -         -

Total distributions               (1.194)    (1.256)   (1.062)   (.988)    (.835)

Net asset value, end of period   $ 11.090   $ 11.070  $ 12.890  $ 12.280  $ 11.890

TOTAL RETURN A, B                 11.10%     (5.10)%   14.34%    12.10%    14.12%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 1,192    $ 923     $ 593     $ 344     $ 156
(in millions)

Ratio of expenses to average      1.70%      1.74%     1.74%     1.79%     2.01%
net assets

Ratio of expenses to average      1.69% D    1.74%     1.74%     1.79%     2.01%
net assets after expense
reductions

Ratio of net investment           8.15%      8.25%     8.04%     8.52%     7.46%
income to average net assets

Portfolio turnover rate           61%        75%       105%      121%      112%


A THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
B TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE.
C NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
D FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.
E THE AMOUNTS SHOWN REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCE.

FINANCIAL HIGHLIGHTS - CLASS C

YEARS ENDED OCTOBER 31           1999       1998 E



SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 11.090   $ 12.970
period

Income from Investment
Operations

Net investment income D           .926       .988

Net realized and unrealized       .280       (1.639)
gain (loss)

Total from investment             1.206      (.651)
operations

Less Distributions

From net investment income        (.941) F   (.929)

From net realized gain            (.120) F   (.300)

In excess of net realized gain    (.080)     -

Return of capital                 (.045)     -

Total distributions               (1.186)    (1.229)

Net asset value, end of period   $ 11.110   $ 11.090

TOTAL RETURN B, C                 11.00%     (5.73)%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (in    $ 269      $ 130
millions)

Ratio of expenses to average      1.78%      1.86% A
net assets

Ratio of net investment           8.06%      8.21% A
income to average net assets

Portfolio turnover rate           61%        75%

A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD NOVEMBER 3, 1997 (COMMENCEMENT OF SALE OF CLASS C SHARES) TO OCTOBER 31, 1998.
F THE AMOUNTS SHOWN REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCE.

FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS

YEARS ENDED OCTOBER 31,          1999        1998      1997      1996      1995 E



SELECTED PER-SHARE DATA

Net asset value, beginning       $ 10.900    $ 12.710  $ 12.120  $ 11.760  $ 11.560
of period

Income from Investment
Operations

Net investment income D           1.024       1.123     1.094     1.070     .390

Net realized and unrealized       .269        (1.562)   .671      .368      .193
gain (loss)

Total from investment             1.293       (.439)    1.765     1.438     .583
operations

Less Distributions

From net investment income        (1.044) G   (1.071)   (1.115)   (1.078)   (.383)

From net realized gain            (.120) G    (.300)    (.060)    -         -

In excess of net realized gain    (.080)      -         -         -         -

Return of capital                 (.049)      -         -         -         -

Total distributions               (1.293)     (1.371)   (1.175)   (1.078)   (.383)

Net asset value, end of period   $ 10.900    $ 10.900  $ 12.710  $ 12.120  $ 11.760

TOTAL RETURN B, C                 12.05%      (4.21)%   15.42%    12.81%    5.07%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 123       $ 113     $ 76      $ 38      $ 0.1
(in millions)

Ratio of expenses to average      .82%        .83%      .85%      1.10%     .70% A
net assets

Ratio of expenses to average      .81% F      .83%      .85%      1.05% F   .70% A
net assets after expense
reductions

Ratio of net investment           9.03%       9.12%     8.96%     9.26%     8.77% A
income to average net assets

Portfolio turnover rate           61%         75%       105%      121%      112%


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD JULY 3, 1995 (COMMENCEMENT OF SALE OF INSTITUTIONAL CLASS SHARES) TO OCTOBER 31, 1995.
F FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.
G THE AMOUNTS SHOWN REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCE.

NOTES TO FINANCIAL STATEMENTS
For the period ended October 31, 1999


1. SIGNIFICANT ACCOUNTING POLICIES.

Fidelity Advisor High Yield Fund (the fund) is a fund of Fidelity Advisor Series II(the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, and certain other class-specific fees, expenses, and expense reductions.

The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

SECURITY VALUATION. Securities for which quotations are readily available are valued by a pricing service at their market values as determined by their most recent bid prices in the principal market (sales prices if the principal market is an exchange) in which such securities are normally traded. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.

FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade and

1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

FOREIGN CURRENCY TRANSLATION - CONTINUED

settlement date on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of original issue discount, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. The fund may place a debt obligation on non-accrual status and reduce related interest income by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures, under the general supervision of the Board of Trustees of the fund. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

DEFERRED TRUSTEE COMPENSATION. Under a Deferred Compensation Plan (the
Plan) non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or are invested in a cross-section of other Fidelity funds. Deferred amounts remain in the fund until distributed in accordance with the Plan.

DISTRIBUTIONS TO SHAREHOLDERS. Distributions are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to

1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

DISTRIBUTIONS TO SHAREHOLDERS - CONTINUED

differing treatments for paydown gains/losses on certain securities, market discount, partnerships, and losses deferred due to wash sales.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

For the period ended October 31, 1999 the fund's distributions exceeded the aggregate amount of taxable income and net realized gains resulting in a return of capital. This was due to reductions in taxable income available for distribution after certain distributions had been made. ( The tax treatment of distributions for the 1999 calender year will be reported to shareholders prior to February 1,
2000)

SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. OPERATING POLICIES.

FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.

JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company
(FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

2. OPERATING POLICIES - CONTINUED

INTERFUND LENDING PROGRAM. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the fund to borrow from, or lend money to, other participating funds.

RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, restricted securities (excluding 144A issues) amounted to $13,939,000 or 0.3% of net assets.

LOANS AND OTHER DIRECT DEBT INSTRUMENTS. The fund is permitted to invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments that obligate the fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. At the end of the period, these investments amounted to $16,793,000 or 0.4% of net assets.

3. PURCHASES AND SALES OF INVESTMENTS.

Purchases and sales of securities, other than short-term securities, aggregated $2,789,453,000 and $2,396,112,000, respectively.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.

MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .0920% to .3700% for the period. The annual individual fund fee rate is 0.45%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annual rate of .58% of average net assets.

DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Board of Trustees has adopted separate distribution plans with respect to each class of shares (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a distribution and service fee. A portion of this fee may be reallowed to securities dealers, banks and other financial

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

DISTRIBUTION AND SERVICE PLAN - CONTINUED

institutions for the distribution of each class of shares and providing shareholder support services. For the period, this fee was based on the following annual rates of the average net assets of each applicable class:

CLASS A    .15%

CLASS T    .25%

CLASS B    .90% *

CLASS C    1.00% **

* .65% REPRESENTS A DISTRIBUTION FEE AND .25% REPRESENTS A SHAREHOLDER SERVICE FEE.
** .75% REPRESENTS A DISTRIBUTION FEE AND .25% REPRESENTS A
SHAREHOLDER SERVICE FEE.

For the period, each class paid FDC the following amounts, a portion of which was retained by FDC:

          PAID TO FDC   RETAINED BY FDC

CLASS A   $ 252,000     $ 1,000

CLASS T    6,308,000     96,000

CLASS B    10,173,000    7,351,000

CLASS C    2,171,000     1,611,000

          $ 18,904,000  $ 9,059,000


SALES LOAD. FDC receives a front-end sales charge of up to 4.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. Contingent deferred sales charges are based on declining rates ranging from 5% to 1% for Class B and 1% for Class C, of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. In addition, purchases of Class A and Class T shares that were subject to a finder's fee bear a contingent deferred sales charge on assets that do not remain in the fund for at least one year. The Class A and Class T contingent deferred sales charge is based on 0.25% of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. A portion of the sales charges paid to FDC is paid to securities dealers, banks and other financial institutions.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

SALES LOAD - CONTINUED

For the period, sales charge amounts paid to and retained by FDC were as follows:

          PAID TO FDC  RETAINED BY FDC

CLASS A   $ 831,000    $ 324,000

CLASS T    1,848,000    827,000

CLASS B    3,139,000    3,139,00 *

CLASS C    180,000      180,000  *

          $ 5,998,000  $ 4,470,000

* WHEN CLASS B AND CLASS C SHARES ARE INITIALLY SOLD, FDC PAYS
COMMISSIONS FROM ITS OWN RESOURCES TO SECURITIES DEALERS,
 BANKS, AND OTHER FINANCIAL INSTITUTIONS THROUGH WHICH THE SALES ARE
MADE.

TRANSFER AGENT FEES. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

                       AMOUNT       % OF AVERAGE NET ASSETS

CLASS A                $ 305,000    .18

CLASS T                 4,275,000   .17

CLASS B                 1,999,000   .18

CLASS C                 357,000     .16

INSTITUTIONAL CLASS     256,000     .20

                       $ 7,192,000

ACCOUNTING FEES. Fidelity Service Company, Inc., an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $4,000 for the period.

5. INTERFUND LENDING PROGRAM.

The fund participated in the interfund lending program as a lender. The average daily loan balance during the period for which the loan was outstanding amounted to $6,326,000. The weighted average interest rate was 5.30%. Interest earned from the interfund lending program amounted to $1,000 and is included in interest income on the Statement of Operations.

6. EXPENSE REDUCTIONS.

FMR has directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $28,000 under this arrangement.

In addition, through an arrangement with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of expenses. During the period, the fund's custodian fees were reduced by $23,000 under this arrangement

7. DISTRIBUTIONS TO SHAREHOLDERS.

Distributions to shareholders of each class were as follows:

AMOUNTS IN THOUSANDS             YEARS ENDED OCTOBER 31,

                                 1999                     1998  A

FROM NET INVESTMENT INCOME

Class A                          $ 14,241                 $ 6,814

Class T                           218,969                  201,133

Class B                           91,163                   60,100

Class C                           16,708                   4,494

Institutional Class               11,786                   9,747

Total                            $ 352,867                $ 282,288

RETURN OF CAPITAL

Class A                          $ 679                    $ -

Class T                           10,440                   -

Class B                           4,346                    -

Class C                           797                      -

Institutional Class               562                      -

Total                            $ 16,824                 $ -

FROM NET REALIZED GAIN

Class A                          $ 1,446                  $ 1,152

Class T                           25,543                   52,313

Class B                           10,501                   14,488

Class C                           1,751                    165

Institutional Class               1,433                    2,242

Total                            $ 40,674                 $ 70,360

IN EXCESS OF NET REALIZED GAIN

Class A                          $ 1,056                  $ -

Class T                           18,641                   -

Class B                           7,663                    -

Class C                           1,278                    -

Institutional Class               1,046                    -

Total                            $ 29,684                 $ -

Total  Distributions             $ 440,049                $ 352,648

A SHARE TRANSACTIONS FOR CLASS C ARE FOR THE PERIOD NOVEMBER 3, 1997 (COMMENCEMENT OF SALE OF SHARES) TO OCTOBER 31, 1998.

8. SHARE TRANSACTIONS.

Transactions for each class of shares for the periods are as follows:

AMOUNTS IN THOUSANDS        SHARES                                          DOLLARS

                            YEAR ENDED OCTOBER 31,  YEAR ENDED OCTOBER 31,  YEAR ENDED OCTOBER 31,  YEAR ENDED OCTOBER 31,

                            1999                    1998 A                  1999                    1998  A



CLASS A Shares sold          13,700                   8,996                  $ 158,674               $ 113,312

Reinvestment of
distributions                1,173                   520                     13,495                  6,429

Shares redeemed              (5,559)                 (2,377)                 (64,643)                (29,080)

Net increase (decrease)      9,314                   7,139                  $ 107,526               $ 90,661

CLASS T Shares sold          101,408                 100,128                $ 1,178,382             $ 1,257,106

Reinvestment of
distributions                18,746                  16,088                  216,117                 201,460

Shares redeemed              (118,096)               (77,873)                (1,367,579)             (968,795)

Net increase (decrease)      2,058                   38,343                 $ 26,920                $ 489,771

CLASS B Shares sold          43,832                  47,554                 $ 507,464               $ 598,852

Reinvestment of
distributions                6,459                   3,879                   74,128                  48,184

Shares redeemed              (26,213)                (14,038)                (302,213)               (172,228)

Net increase (decrease)      24,078                  37,395                 $ 279,379               $ 474,808

CLASS C Shares sold          20,267                  15,155                 $ 234,940               $ 191,117

Reinvestment of
distributions                1,004                   210                     11,541                  2,549

Shares redeemed              (8,802)                 (3,662)                 (101,978)               (45,190)

Net increase (decrease)      12,469                  11,703                 $ 144,503               $ 148,476

INSTITUTIONAL CLASS Shares   11,210                  10,756                 $ 127,339               $ 133,230
sold

Reinvestment of
distributions                981                     822                     11,076                  10,139

Shares redeemed              (11,277)                (7,206)                 (128,034)               (88,085)

Net increase (decrease)      914                     4,372                  $ 10,381                $ 55,284


A SHARE TRANSACTIONS FOR CLASS C ARE FOR THE PERIOD NOVEMBER 3, 1997 (COMMENCEMENT OF SALE OF SHARES) TO OCTOBER 31, 1998.

INDEPENDENT AUDITORS' REPORT


To the Trustees of Fidelity Advisor Series II and Shareholders of
Fidelity Advisor High Yield Fund:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Fidelity Advisor High Yield Fund as of October 31, 1999 and the related statements of operations , changes in net assets and financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets for the year ended October 31, 1998 and the financial highlights for each of the years in the four-year period ended October 31, 1998 were audited by other auditors whose report, dated December 15, 1998, expressed an unqualified opinion on those statements and financial highlights.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned at October 31, 1999 by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Fidelity Advisor High Yield Fund at October 31, 1999, the results of its operations, the changes in its net assets, and its financial highlights for the year then ended in conformity with generally accepted accounting principles.

/s/DELOITTE & TOUCHE LLP
DELOITTE & TOUCHE LLP

Boston, Massachusetts
December 3, 1999



V

INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA

INVESTMENT SUB-ADVISERS
Fidelity Management & Research
(U.K.) Inc., London, England
Fidelity Management & Research
(Far East) Inc., Tokyo, Japan

OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Bart A. Grenier, Vice President
Margaret L. Eagle, Vice President
Eric D. Roiter, Secretary
Richard A. Silver, Treasurer
Matthew N. Karstetter, Deputy Treasurer
John H. Costello, Assistant Treasurer

BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *

* INDEPENDENT TRUSTEES

ADVISORY BOARD
J. Gary Burkhead
Abigail P. Johnson
Ned C. Lautenbach

GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA

TRANSFER AND SHAREHOLDER
SERVICING AGENTS
Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

CUSTODIAN
The Bank of New York
New York, NY

FOCUS FUNDS
Fidelity Advisor Consumer
Industries Fund
Fidelity Advisor Cyclical
Industries Fund
Fidelity Advisor Financial
Services Fund
Fidelity Advisor Health Care Fund
Fidelity Advisor Natural
Resources Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Utilities Growth Fund

GROWTH FUNDS
Fidelity Advisor Latin America Fund
Fidelity Advisor Emerging Asia Fund
Fidelity Advisor Japan Fund
Fidelity Advisor Europe Capital Appreciation Fund
Fidelity Advisor International
Capital Appreciation Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Diversified International Fund
Fidelity Advisor Global Equity Fund
Fidelity Advisor TechnoQuant(registered trademark)
Growth Fund
Fidelity Advisor Small Cap Fund
Fidelity Advisor Value Strategies Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Retirement Growth Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Large Cap Fund
Fidelity Advisor Dividend Growth Fund
Fidelity Advisor Growth
Opportunities Fund

HYI-ANN-1299  88097
1.538465.102

GROWTH AND INCOME FUNDS
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund

TAXABLE INCOME FUNDS
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor High Yield Fund
Fidelity Advisor High Income Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Mortgage
Securities Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor Short Fixed-Income Fund

MUNICIPAL FUNDS
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Intermediate Municipal Income Fund

MONEY MARKET FUNDS
Prime Fund
Treasury Fund
Tax-Exempt Fund

(2_FIDELITY_LOGOS)(registered trademark)



FIDELITY(REGISTERED TRADEMARK) ADVISOR
HIGH YIELD
FUND - INSTITUTIONAL CLASS

ANNUAL REPORT
OCTOBER 31, 1999

(2_FIDELITY_LOGOS)(registered trademark)

CONTENTS


PRESIDENT'S MESSAGE           3   Ned Johnson on investing
                                  strategies.

PERFORMANCE                   4   How the fund has done over
                                  time.

FUND TALK                     9   The manager's review of fund
                                  performance, strategy and
                                  outlook.

INVESTMENT CHANGES            12  A summary of major shifts in
                                  the fund's investments over
                                  the past six months.

INVESTMENTS                   13  A complete list of the fund's
                                  investments with their
                                  market values.

FINANCIAL STATEMENTS          36  Statements of assets and
                                  liabilities, operations, and
                                  changes in net assets,  as
                                  well as financial highlights.

NOTES                         45  Notes to the financial
                                  statements.

INDEPENDENT AUDITORS' REPORT  54  The auditors' opinion.

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Third party marks appearing herein are the property of their
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All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report is printed on recycled paper using soy-based inks.

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE
SUBMITTED FOR THE GENERAL INFORMATION
OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS
IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.

MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED
BY,
ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC,
FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT
INVESTED.

NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY ADVISOR FUND, INCLUDING CHARGES AND EXPENSES, CONTACT YOUR
INVESTMENT PROFESSIONAL FOR A FREE PROSPECTUS. READ IT CAREFULLY
BEFORE YOU INVEST OR SEND MONEY.

PRESIDENT'S MESSAGE


(PHOTO_OF_EDWARD_C_JOHNSON_3D)

DEAR SHAREHOLDER:

All major U.S. equity market indexes posted positive returns for the month of October, led by the technology-heavy NASDAQ Index, which climbed to a record high close during the month. Domestic bonds, however, turned in relatively flat performance, due in large part to lingering fears of a potential interest rate hike by the Federal Reserve Board, and its adoption of a tightening bias during the first week of the month.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.

An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.

If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

Remember to contact your investment professional if you need help with your investments.

Best regards,
Edward C. Johnson 3d

FIDELITY ADVISOR HIGH YIELD FUND - INSTITUTIONAL CLASS
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the class' income, as reflected in its yield, to measure performance. The initial offering of Institutional Class shares took place on July 3, 1995. Institutional Class shares are sold to eligible investors without a sales load or 12b-1 fee. Returns prior to July 3, 1995 are those of Class T, the original class of the fund, and reflect Class T shares' 0.25% 12b-1 fee. If Fidelity had not reimbursed certain class expenses, the past 10 year total returns would have been lower.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED OCTOBER 31, 1999     PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY ADV HIGH YIELD -          12.05%       60.03%        249.13%
INST CL

ML High Yield Master               4.48%        56.00%        174.49%

ML High Yield Master II            5.61%        57.51%        183.10%

High Current Yield Funds           6.61%        47.68%        150.96%
Average

CUMULATIVE TOTAL RETURNS show Institutional Class' performance in percentage terms over a set period - in this case, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Institutional Class' returns to those of the Merrill Lynch High Yield Master Index - a market value-weighted index of all domestic and yankee high-yield bonds. Issues included in the index have maturities of one year or more and have a credit rating lower than BBB-/Baa3, but are not in default. You can also compare Institutional Class' returns to those of the Merrill Lynch High Yield Master II Index - a market value-weighted index of all domestic and yankee high-yield bonds, including deferred interest bonds and payment-in-kind securities. Issues included in the index have maturities of one year or more and have a credit rating lower than BBB-/Baa3, but are not in default. To measure how Institutional Class' performance stacked up against its peers, you can compare it to the high current yield funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past one year average represents a peer group of 306 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED OCTOBER 31, 1999   PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY ADV HIGH YIELD -        12.05%       9.86%         13.32%
INST CL

ML High Yield Master             4.48%        9.30%         10.62%

ML High Yield Master II          5.61%        9.51%         10.97%

High Current Yield Funds         6.61%        8.07%         9.58%
Average

AVERAGE ANNUAL TOTAL RETURNS take Institutional Class' cumulative return and show you what would have happened if Institutional Class shares had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a different figure than that obtained by averaging the cumulative total returns and annualizing the result.)

$10,000 OVER 10 YEARS
             FA High Yield -CL I         ML High Yield Master II
             00644                       ML012
  1989/10/31      10000.00                    10000.00
  1989/11/30      10029.16                    10015.05
  1989/12/31      10156.14                     9974.42
  1990/01/31      10008.79                     9704.88
  1990/02/28       9955.66                     9558.22
  1990/03/31      10131.03                     9731.96
  1990/04/30      10252.84                     9798.95
  1990/05/31      10597.19                     9962.55
  1990/06/30      10899.66                    10215.54
  1990/07/31      11153.24                    10469.25
  1990/08/31      10879.45                     9990.42
  1990/09/30      10604.39                     9572.64
  1990/10/31      10357.54                     9298.97
  1990/11/30      10680.93                     9396.61
  1990/12/31      10897.65                     9539.38
  1991/01/31      11148.37                     9734.65
  1991/02/28      11788.13                    10579.16
  1991/03/31      12230.36                    11093.15
  1991/04/30      12602.79                    11486.47
  1991/05/31      12737.03                    11531.21
  1991/06/30      13078.98                    11785.95
  1991/07/31      13551.46                    12109.42
  1991/08/31      13727.36                    12384.90
  1991/09/30      13912.72                    12563.39
  1991/10/31      14466.76                    12989.72
  1991/11/30      14633.77                    13126.55
  1991/12/31      14705.78                    13276.06
  1992/01/31      15379.88                    13724.48
  1992/02/29      16016.54                    14067.51
  1992/03/31      16470.55                    14269.36
  1992/04/30      16620.43                    14343.32
  1992/05/31      16801.77                    14547.14
  1992/06/30      17055.38                    14723.09
  1992/07/31      17362.90                    15009.26
  1992/08/31      17683.95                    15200.42
  1992/09/30      17873.34                    15361.56
  1992/10/31      17643.72                    15159.72
  1992/11/30      17836.51                    15395.93
  1992/12/31      18101.28                    15591.91
  1993/01/31      18585.12                    15954.66
  1993/02/28      18992.21                    16240.04
  1993/03/31      19432.90                    16525.03
  1993/04/30      19543.58                    16638.42
  1993/05/31      19809.38                    16841.38
  1993/06/30      20292.78                    17169.12
  1993/07/31      20559.22                    17336.92
  1993/08/31      20719.33                    17500.04
  1993/09/30      20758.80                    17577.72
  1993/10/31      21254.94                    17903.17
  1993/11/30      21408.95                    18005.56
  1993/12/31      21802.89                    18194.89
  1994/01/31      22429.35                    18588.20
  1994/02/28      22337.24                    18459.05
  1994/03/31      21656.27                    17862.47
  1994/04/30      21415.03                    17640.28
  1994/05/31      21547.97                    17601.71
  1994/06/30      21508.22                    17682.17
  1994/07/31      21591.46                    17788.91
  1994/08/31      21745.95                    17929.94
  1994/09/30      21856.47                    17926.37
  1994/10/31      21816.51                    17973.65
  1994/11/30      21467.53                    17819.00
  1994/12/31      21477.20                    18006.75
  1995/01/31      21661.88                    18259.59
  1995/02/28      22359.27                    18844.84
  1995/03/31      22560.53                    19099.50
  1995/04/30      23288.60                    19583.41
  1995/05/31      23810.37                    20198.12
  1995/06/30      23760.11                    20333.92
  1995/07/31      24348.75                    20598.72
  1995/08/31      24493.21                    20706.81
  1995/09/30      24793.21                    20947.45
  1995/10/31      24980.47                    21124.51
  1995/11/30      25115.42                    21333.88
  1995/12/31      25496.11                    21691.32
  1996/01/31      26102.43                    22053.67
  1996/02/29      26439.51                    22121.06
  1996/03/31      26284.01                    22030.63
  1996/04/30      26571.61                    22061.51
  1996/05/31      26752.14                    22220.52
  1996/06/30      26796.55                    22309.04
  1996/07/31      26800.62                    22455.70
  1996/08/31      27165.51                    22729.60
  1996/09/30      28092.29                    23263.86
  1996/10/31      28181.22                    23465.78
  1996/11/30      28534.30                    23931.39
  1996/12/31      28872.03                    24136.01
  1997/01/31      29165.55                    24317.34
  1997/02/28      29727.27                    24691.18
  1997/03/31      28931.05                    24351.55
  1997/04/30      29170.11                    24663.78
  1997/05/31      30003.16                    25183.08
  1997/06/30      30562.69                    25572.27
  1997/07/31      31580.04                    26250.10
  1997/08/31      31769.64                    26218.50
  1997/09/30      32887.98                    26690.13
  1997/10/31      32525.38                    26826.41
  1997/11/30      32864.42                    27065.39
  1997/12/31      33288.79                    27337.95
  1998/01/31      34203.18                    27773.62
  1998/02/28      34616.00                    27886.15
  1998/03/31      35329.03                    28151.02
  1998/04/30      35354.27                    28271.94
  1998/05/31      35107.83                    28441.95
  1998/06/30      35138.94                    28588.84
  1998/07/31      35429.83                    28771.04
  1998/08/31      31606.62                    27318.71
  1998/09/30      31728.52                    27389.81
  1998/10/31      31156.61                    26798.77
  1998/11/30      33317.58                    28195.68
  1998/12/31      33228.21                    28145.16
  1999/01/31      34352.88                    28519.71
  1999/02/28      34131.39                    28330.93
  1999/03/31      35145.65                    28660.03
  1999/04/30      36584.45                    29184.39
  1999/05/31      35736.54                    28916.67
  1999/06/30      35652.06                    28845.00
  1999/07/31      35455.95                    28883.80
  1999/08/31      35124.90                    28578.62
  1999/09/30      34763.20                    28464.04
  1999/10/29      34912.51                    28309.55
IMATRL PRASUN   SHR__CHT 19991031 19991115 085247 R00000000000123

$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Advisor High Yield Fund - Institutional Class on October 31, 1989. As the chart shows, by October 31, 1999, the value of the investment would have grown to $34,913 - a 249.13% increase on the initial investment. For comparison, look at how the Merrill Lynch High Yield Master II Index did over the same period. With dividends reinvested, the same $10,000 investment would have grown to $28,310 - a 183.10% increase. Going forward, the fund will compare its performance to that of the Merrill Lynch High Yield Master II Index rather than the Merrill Lynch High Yield Master Index. The Merrill Lynch High Yield Master II Index contains deferred interest bonds and payment-in-kind securities and is therefore a better representation of the high yield bond universe.

(checkmark)UNDERSTANDING
PERFORMANCE

How a fund did yesterday is
no guarantee of how it will do
tomorrow. Bond prices, for
example, generally move in
the opposite direction of
interest rates. In turn, the
share price, return and yield
of a fund that invests in bonds
will vary. That means if you
sell your shares during a
market downturn, you might
lose money. But if you can ride
out the market's ups and
downs, you may have a gain.

TOTAL RETURN COMPONENTS

                    YEARS ENDED OCTOBER 31,         JULY 3, 1995 (COMMENCEMENT OF
                                                    SALE OF INSTITUTIONAL CLASS
                                                    SHARES) TO OCTOBER 31,

                  1999      1998     1997    1996    1995


Dividend returns  10.90% A  7.97%    10.03%  9.75%   3.34%

Capital returns    1.15%    -12.18%   5.39%   3.06%   1.73%

Total returns     12.05%    -4.21%   15.42%  12.81%  5.07%


TOTAL RETURN COMPONENTS include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the class. A capital return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains, if any, paid by the class are reinvested.

DIVIDENDS AND YIELD

PERIODS ENDED OCTOBER 31, 1999  PAST 1 MONTH  PAST 6 MONTHS  PAST 1 YEAR

Dividends per share A           7.69(cents)   48.02(cents)   116.30(cents)

Annualized dividend rate        8.30%         8.43%          10.24%

30-day annualized yield         10.54%        -              -

DIVIDENDS per share show the income paid by the class for a set period and do not reflect any tax reclassifications. If you annualize this number, based on an average share price of $10.91 over the past one month, $11.30 over the past six months, and $11.36 over the past one year, you can compare the class' income over these three periods. The 30-day annualized YIELD is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis.

A NON-TAXABLE DIVIDENDS: DIVIDENDS PAID ARE BASED ON THE CLASS'
INVESTMENT INCOME AT THE TIME OF DISTRIBUTION. DIVIDENDS OF
APPROXIMATELY 4.9(CENTS) PER SHARE PAID DURING 1999 WERE A NON-TAXABLE RETURN OF CAPITAL. THE EXACT NON-TAXABLE AMOUNT TO USE IN PREPARING YOUR INCOME TAX RETURN WILL DEPEND UPON YOUR SHARE ACTIVITY AND WILL BE REPORTED TO YOU IN JANUARY 2000.

FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP

A dramatic recovery in the global
economy triggered an impressive
rally in the high-yield bond market
during the first six months of the
12-month period ending October 31,
1999. In November of last year, the
third in a series of 0.25 percentage
point interest-rate cuts by the Federal
Reserve Board set the stage for
restored confidence in global
markets and an impressive rebound
in the high-yield market. To illustrate
the strength of the recovery, the
Merrill Lynch High Yield Master Index
- a broad measure of the high-yield
market - produced a total return
of 4.48% for the 12-month period
ending October 31, 1999 despite
posting a loss of 2.69% during the
past six months. The sustained
strength in the domestic economy,
combined with concerns of higher
wage pressures, caused investors
and the Fed to shift their focus back
toward inflation and the prospects
of higher interest rates over the past
six months. Following the Fed's two
rate hikes in June and August and
persistent concerns about inflation,
the rally in the high-yield market was
essentially stopped in its tracks. Even
so, the overall U.S. bond market did
not fare as well in comparison. The
Lehman Brothers Aggregate Bond
Index - a broad measure of the
taxable bond market - returned
0.53% during the 12-month period.

(photograph of Margaret Eagle)

An interview with Margaret Eagle, Portfolio Manager of Fidelity
Advisor High Yield Fund

Q. HOW DID THE FUND PERFORM, MARGARET?

A. For the 12-month period that ended October 31, 1999, the fund's Institutional Class shares provided a total return of 12.05%. To get a sense of how the fund did relative to its competitors, the high current yield funds average returned 6.61% for the same 12-month period, according to Lipper Inc. The Merrill Lynch High Yield Master II Index returned 5.61%.

Q. WHY DID THE FUND OUTPACE ITS LIPPER PEER GROUP AND ITS BENCHMARK INDEX DURING THE PAST 12 MONTHS?

A. The primary reason for the fund's outperformance was its relatively large weighting in cable and telecommunications companies, which, after lagging the high-yield market in the fall of 1998, were among its best performers during the past year. The fund's holdings in cable company EchoStar, for example, were boosted by a number of favorable developments, including the fairly rapid addition of new customers. CableVision and Adelphia also performed well. Holdings in telecommunications companies NEXTLINK and Nextel were winners, with both companies continuing to successfully execute their business plans. Other strong performers in the telecommunications area included Canadian-based MetroNet, which was purchased by AT&T Canada, and IXC, which was purchased by Cincinnati Bell.

Q. OUTSIDE THE TELECOMMUNICATIONS AND CABLE SECTORS, WHERE WERE THE
OTHER WINNERS?

A. The fund's growing stake in energy companies performed well as the price of oil rose. During most of the first half of the period, the fund was dramatically underweighted in energy companies. But as the price of oil began to move higher in the second half of the year, I added companies such as Chesapeake and Ocean Energy, which did well.

Q. WHICH HOLDINGS PROVED DISAPPOINTING DURING THE YEAR?

A. The biggest disappointment was supermarket chain Jitney-Jungle. The company suffered from intense competition and turnover in its management team, which ultimately served to undermine investors' confidence in the company. To a lesser extent, Integrated Health, which provides post-acute medical services such as home respitory services, was another disappointment. It struggled against a difficult regulatory backdrop for hospitals.

Q. WHAT CHANGES HAVE YOU MADE TO THE FUND DURING THE PAST 12 MONTHS?

A. For one, I reduced the fund's stake in deferred-interest bonds
(DIBs) and pay-in-kind securities (PIKs), thereby reducing the fund's volatility. While the fund's overall credit quality remained roughly the same, I made some changes there as well. I reduced the fund's stake in bonds rated Ba - which are the highest-rated bonds in the non-investment-grade category - because they are quite vulnerable to rising interest rates. The fund's stake in Caa-rated bonds also fell as some of our holdings were bought out or retired. In addition, I sold some of the lowest-rated Caa-rated bonds in response to rising default rates. Finally, I added to the fund's stake in cyclical companies - those that generally do well when the economy is strong - including paper and chemical companies. With the U.S. economy continuing to roll along and the Asian economy showing signs of strengthening, I felt that cyclical companies had the potential to increase prices and improve their financial results.

Q. WHAT'S YOUR OUTLOOK?

A. In my view, high-yield bond prices offered good value at the end of the period. Spreads on high-yield bonds - the amount of yield investors demanded over Treasury bond yields - had narrowed somewhat, but were still quite wide when viewed on a historical basis. It's true that part of that wider spread reflects the fact that the default rate has ticked up. I believe that to some extent the higher default rate does justify a wider spread than a couple of years ago when the default rates were very, very low. Even so, I think the yield spread currently is overcompensating investors for risk. In addition, the market is placing a premium on liquidity, meaning it will pay more for bonds that are better-known and more easily traded. In light of that, I've increasingly tilted the fund's holdings toward more liquid, larger holdings.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER AND DO NOT NECESSARILY REPRESENT THE VIEWS OF FIDELITY OR ANY OTHER PERSON IN THE FIDELITY ORGANIZATION. ANY SUCH VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS AND FIDELITY DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR A FIDELITY FUND ARE BASED ON NUMEROUS FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY FIDELITY FUND.

(checkmark)FUND FACTS

GOAL: seeks a combination of
a high level of income and
potential for capital gains

START DATE: January 5, 1987

SIZE: as of October 31,
1999, more than $4.1
billion

MANAGER: Margaret Eagle,
since 1987; joined
Fidelity in 1980

MARGARET EAGLE ON
TELECOMMUNICATIONS
COMPANIES:

"Throughout the past couple of
years, the fund has held relatively
large weightings in
telecommunications companies,
which I think will continue to
offer a lot of opportunity. The fund
is focused on companies that are
building the infrastructure that
will define communications in the
next century. Phone systems as
they exist now, both here and
abroad, are not equipped to
handle the voice and data
transmission demands that will be
placed on them over the next
decade or so. The explosion of the
Internet and the need for
companies to move more data
globally already have put pressure
on existing systems. Despite all
this potential, I anticipate that the
industry will see more
consolidation. When evaluating
these companies, I look for those
that are building quality assets,
are successfully executing
well-thought-out business plans,
are attracting the right type of
customer and are led by quality
management teams."


INVESTMENT CHANGES





TOP FIVE HOLDINGS AS OF
OCTOBER 31, 1999

(BY ISSUER, EXCLUDING CASH     % OF FUND'S NET ASSETS   % OF FUND'S NET ASSETS 6
EQUIVALENTS)                                            MONTHS AGO

EchoStar DBS Corp.              2.7                      2.1

Adelphia Communications Corp    2.6                      3.3

NTL, Inc.                       2.6                      3.8

Nextel Communications, Inc.     2.3                      2.7

WinStar Communications, Inc.     2.3                      1.7

                                12.5                     13.6

TOP FIVE MARKET SECTORS AS OF
OCTOBER 31, 1999

                               % OF FUND'S NET ASSETS   % OF FUND'S NET ASSETS 6
                                                        MONTHS AGO

MEDIA & LEISURE                 33.1                     32.8

UTILITIES                       26.8                     34.5

BASIC INDUSTRIES                8.0                      3.6

ENERGY                          5.4                      2.1

TECHNOLOGY                      3.8                      3.1

QUALITY DIVERSIFICATION AS OF
OCTOBER 31, 1999

(MOODY'S RATINGS)              % OF FUND'S INVESTMENTS  % OF FUND'S INVESTMENTS 6
                                                        MONTHS AGO

Aaa, Aa, A                      0.0                      0.0

Baa                             0.6                      0.2

Ba                              8.0                      9.1

B                               53.1                     43.2

Caa, Ca, C                      13.7                     13.0

Not Rated                       5.4                      10.6


TABLE EXCLUDES SHORT-TERM INVESTMENTS. WHERE MOODY'S RATINGS ARE NOT
AVAILABLE, WE HAVE USED S&P     (registered trademark) RATINGS.
UNRATED DEBT SECURITIES THAT ARE EQUIVALENT TO BA AND BELOW AT OCTOBER 31, 1999 AND APRIL 30, 1999 ACCOUNT FOR 5.4% AND 10.6% RESPECTIVELY OF THE FUND'S INVESTMENTS.

ASSET ALLOCATION (% OF FUND'S
NET ASSETS)

AS OF OCTOBER 31, 1999 *                                       AS OF APRIL 30, 1999 **

Nonconvertible  bonds           77.6%                          Nonconvertible  bonds             73.5%

Convertible bonds, preferred                                   Convertible bonds, preferred
stocks                          12.4%                          stocks                            13.1%

Common stocks                    3.9%                          Common stocks                      6.1%

Other investments                1.4%                          Other investments                  1.1%

Short-term  investments and                                    Short-term  investments and
net other assets                 4.7%                          net other assets                   6.2%

* FOREIGN INVESTMENTS            8.8%                          ** FOREIGN INVESTMENTS             9.6%

Row: 1, Col: 1, Value: 77.59999999999999                       Row: 1, Col: 1, Value: 73.5
Row: 1, Col: 2, Value: 0.0                                     Row: 1, Col: 2, Value: 0.0
Row: 1, Col: 3, Value: 12.4                                    Row: 1, Col: 3, Value: 13.1
Row: 1, Col: 4, Value: 0.0                                     Row: 1, Col: 4, Value: 0.0
Row: 1, Col: 5, Value: 3.9                                     Row: 1, Col: 5, Value: 6.1
Row: 1, Col: 6, Value: 0.0                                     Row: 1, Col: 6, Value: 0.0
Row: 1, Col: 7, Value: 1.4                                     Row: 1, Col: 7, Value: 1.1
Row: 1, Col: 8, Value: 4.7                                     Row: 1, Col: 8, Value: 6.2





PRIOR TO THIS REPORT, CERTAIN INFORMATION RELATED TO PORTFOLIO
HOLDINGS WAS STATED AS A PERCENTAGE OF THE FUND'S INVESTMENTS.


INVESTMENTS OCTOBER 31, 1999

Showing Percentage of Net Assets



CORPORATE BONDS - 78.3%

MOODY'S RATINGS (UNAUDITED) (H)             PRINCIPAL AMOUNT (000S)              VALUE (NOTE 1) (000S)

CONVERTIBLE BONDS - 0.7%

CONSTRUCTION & REAL ESTATE -
0.3%

REAL ESTATE INVESTMENT TRUSTS
- 0.3%

Rockefeller Center                -         $ 12,700                             $ 10,668
Properties, Inc. 0% 12/31/00

HEALTH - 0.3%

MEDICAL FACILITIES MANAGEMENT
- 0.3%

Total Renal Care Holdings,        B1         20,740                               13,274
Inc. 7% 5/15/09 (d)

MEDIA & LEISURE - 0.1%

RESTAURANTS - 0.1%

CKE Restaurants, Inc. 4.25%       B1         6,560                                3,936
3/15/04

UTILITIES - 0.0%

TELEPHONE SERVICES - 0.0%

GST Telecommunications, Inc.      -          110                                  108
0% 12/15/05 (c)(d)

TOTAL CONVERTIBLE BONDS                                                           27,986

NONCONVERTIBLE BONDS - 77.6%

BASIC INDUSTRIES - 7.8%

CHEMICALS & PLASTICS - 3.9%

Huntsman Corp.:

9.5% 7/1/07 (d)                   B2         16,270                               15,212

9.5% 7/1/07 (d)                   B2         20,470                               19,139

Huntsman ICI Chemicals LLC        B2         26,360                               26,360
10.125% 7/1/09 (d)

Lyondell Chemical Co.:

9.625% 5/1/07                     Ba3        5,350                                5,283

9.875% 5/1/07                     Ba3        32,710                               32,383

10.875% 5/1/09                    B2         32,490                               32,165

Sterling Chemicals, Inc.          Caa3       4,330                                2,533
11.25% 4/1/07

Zeneca Specialty Chemicals        B2         28,890                               28,962
PLC 11% 7/1/09 (d)

                                                                                  162,037

PACKAGING & CONTAINERS - 2.0%

Gaylord Container Corp.:

9.375% 6/15/07                    Caa1       17,510                               16,153

9.75% 6/15/07                     Caa1       6,340                                5,975

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (H)             PRINCIPAL AMOUNT (000S)              VALUE (NOTE 1) (000S)

NONCONVERTIBLE BONDS -
CONTINUED

BASIC INDUSTRIES - CONTINUED

PACKAGING & CONTAINERS -
CONTINUED

Gaylord Container Corp.: -
continued

9.875% 2/15/08                    Caa2      $ 28,165                             $ 24,644

Norampac, Inc. 9.5% 2/1/08        B2         12,450                               12,761

Packaging Corp. of America        B3         23,840                               24,138
9.625% 4/1/09

Sweetheart Cup, Inc. 10.5%        Caa1       2,525                                2,260
9/1/03

                                                                                  85,931

PAPER & FOREST PRODUCTS - 1.9%

APP Finance II Mauritius Ltd.:

12% 2/15/04                       B3         370                                  218

12% 3/15/04                       B3         7,420                                4,378

Container Corp. of America
gtd.:

9.75% 4/1/03                      B2         3,490                                3,586

11.25% 5/1/04                     B2         4,550                                4,721

Florida Coast Paper Co.           Ca         35,780                               22,452
LLC/Florida Coast Paper
Finance Corp. Series B,
12.75% 6/1/03 (b)

Millar Western Forest             B3         17,375                               16,984
Products Ltd. 9.875% 5/15/08

Repap New Brunswick, Inc.:

11.5% 6/1/04                      B3         3,780                                3,818

yankee 10.625% 4/15/05            Caa1       2,460                                2,202

Stone Container Corp. 12.58%      B2         18,740                               20,052
8/1/16 (e)

                                                                                  78,411

TOTAL BASIC INDUSTRIES                                                            326,379

CONSTRUCTION & REAL ESTATE -
0.9%

CONSTRUCTION - 0.3%

Blount, Inc.:

7% 6/15/05                        B2         5,770                                4,905

13% 8/1/09 (d)                    B3         7,160                                7,375

                                                                                  12,280

REAL ESTATE INVESTMENT TRUSTS
- 0.6%

Ocwen Asset Investment Corp.      -          30,010                               24,908
11.5% 7/1/05

TOTAL CONSTRUCTION & REAL                                                         37,188
ESTATE

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (H)             PRINCIPAL AMOUNT (000S)              VALUE (NOTE 1) (000S)

NONCONVERTIBLE BONDS -
CONTINUED

DURABLES - 1.5%

AUTOS, TIRES, & ACCESSORIES -
0.6%

Blue Bird Body Co. 10.75%         B2        $ 5,760                              $ 6,451
11/15/06

Federal-Mogul Corp. 7.5%          Ba2        21,090                               18,749
1/15/09

                                                                                  25,200

CONSUMER DURABLES - 0.1%

Corning Consumer Products Co.     B3         4,570                                3,610
9.625% 5/1/08

HOME FURNISHINGS - 0.5%

Sealy Corp., Inc. 10%             -          12,603                               12,225
12/18/08 pay-in-kind (g)

Sealy Mattress Co.:

0% 12/15/07 (c)                   B3         6,930                                4,652

9.875% 12/15/07                   B3         5,550                                5,390

                                                                                  22,267

TEXTILES & APPAREL - 0.3%

Pillowtex Corp.:

9% 12/15/07                       B3         5,340                                1,495

10% 11/15/06                      B3         4,370                                1,224

WestPoint Stevens, Inc.           Ba3        10,705                               9,554
7.875% 6/15/08

                                                                                  12,273

TOTAL DURABLES                                                                    63,350

ENERGY - 5.3%

COAL - 0.3%

P&L Coal Holdings Corp.           B2         15,310                               14,659
9.625% 5/15/08

ENERGY SERVICES - 1.4%

DI Industries, Inc. 8.875%        B1         11,140                               9,942
7/1/07

Parker Drilling Co. 9.75%         B1         6,061                                5,819
11/15/06

R&B Falcon Corp.:

9.5% 12/15/08                     Ba3        17,740                               17,252

12.25% 3/15/06                    Ba3        7,940                                8,416

RBF Finance Co.:

11% 3/15/06                       Ba3        8,420                                8,883

11.375% 3/15/09                   Ba3        5,800                                6,119

                                                                                  56,431

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (H)             PRINCIPAL AMOUNT (000S)              VALUE (NOTE 1) (000S)

NONCONVERTIBLE BONDS -
CONTINUED

ENERGY - CONTINUED

OIL & GAS - 3.6%

Belden & Blake Corp. 9.875%       Caa1      $ 2,002                              $ 1,081
6/15/07

Chesapeake Energy Corp.:

7.875% 3/15/04                    B3         2,580                                2,309

8.5% 3/15/12                      B3         1,340                                1,085

9.125% 4/15/06                    B3         2,320                                2,088

9.625% 5/1/05                     B3         27,355                               25,850

Cross Timbers Oil Co.:

8.75% 11/1/09                     B2         15,780                               14,991

9.25% 4/1/07                      B2         2,940                                2,896

Flores & Rucks, Inc. 9.75%        B1         3,680                                3,790
10/1/06

Gothic Production Corp.           B3         9,380                                7,926
11.125% 5/1/05

Lomak Petroleum, Inc. 8.75%       B2         8,777                                7,899
1/15/07

Ocean Energy, Inc.:

7.875% 8/1/03                     Ba1        1,940                                1,896

8.375% 7/1/08                     B1         5,280                                5,082

8.625% 8/1/05                     Ba3        4,310                                4,240

8.875% 7/15/07                    B1         760                                  752

10.375% 10/15/05                  B2         590                                  617

Pioneer Natural Resources Co.     Ba2        11,920                               10,043
6.5% 1/15/08

Plains Resources, Inc.:

Series B 10.25% 3/15/06           B2         2,780                                2,780

10.25% 3/15/06 (d)                B2         9,340                                9,293

Seven Seas Petroleum, Inc.        Caa1       3,425                                1,370
12.5% 5/15/05

Snyder Oil Corp. 8.75% 6/15/07    Ba3        4,090                                3,967

Swift Energy Co. 10.25% 8/1/09    B2         18,430                               18,407

Tesoro Petroleum Corp. 9%         B1         14,830                               14,274
7/1/08

Vintage Petroleum, Inc.:

9% 12/15/05                       B1         1,620                                1,580

9.75% 6/30/09                     B1         3,590                                3,608

                                                                                  147,824

TOTAL ENERGY                                                                      218,914

FINANCE - 2.9%

CREDIT & OTHER FINANCE - 2.8%

Ameriserve Finance                B2         14,170                               13,107
Trust/Ameriserve Capital
Corp. 12% 9/15/06 (d)

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (H)             PRINCIPAL AMOUNT (000S)              VALUE (NOTE 1) (000S)

NONCONVERTIBLE BONDS -
CONTINUED

FINANCE - CONTINUED

CREDIT & OTHER FINANCE -
CONTINUED

AMRESCO, Inc.:

9.875% 3/15/05                    Caa3      $ 13,890                             $ 7,917

10% 3/15/04                       Caa3       2,950                                1,682

ContiFinancial Corp.:

7.5% 3/15/02                      Caa2       5,410                                1,190

8.125% 4/1/08                     Caa2       21,330                               5,546

8.375% 8/15/03                    Caa2       9,450                                1,985

Denbury Management, Inc. 9%       B3         27,120                               24,883
3/1/08

Digital Television Services       B3         12,450                               13,073
LLC/ DTS Capital, Inc. 12.5%
8/1/07

Dobson/Sygnet Communications      -          1,230                                1,316
Co. 12.25% 12/15/08

GS Escrow Corp. 7.125% 8/1/05     Ba1        9,700                                8,708

Macsaver Financial Services,
Inc.:

7.4% 2/15/02                      Ba2        6,670                                5,069

7.6% 8/1/07                       Ba2        6,970                                4,287

7.875% 8/1/03                     Ba2        15,230                               10,128

Ocwen Capital Trust 10.875%       B2         4,780                                3,155
8/1/27

Stone Container Finance Co.       B2         8,330                                8,747
11.5% 8/15/06 (d)

WinStar Equipment II Corp.        CCC+       5,450                                5,627
12.5% 3/15/04

                                                                                  116,420

INSURANCE - 0.1%

ITT Corp. 6.75% 11/15/03          Ba1        4,240                                3,920

SECURITIES INDUSTRY - 0.0%

ECM Corp. LP 14% 6/10/02 (d)      -          5                                    5

TOTAL FINANCE                                                                     120,345

HEALTH - 2.2%

DRUGS & PHARMACEUTICALS - 0.5%

Global Health Sciences, Inc.      Caa1       44,000                               21,120
11% 5/1/08

MEDICAL EQUIPMENT & SUPPLIES
- 0.2%

Graham-Field Health Products,     Caa1       13,670                               3,691
Inc. 9.75% 8/15/07

PharMerica, Inc. 8.375% 4/1/08    B2         8,500                                5,950

                                                                                  9,641

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (H)             PRINCIPAL AMOUNT (000S)              VALUE (NOTE 1) (000S)

NONCONVERTIBLE BONDS -
CONTINUED

HEALTH - CONTINUED

MEDICAL FACILITIES MANAGEMENT
- 1.5%

Concentra Operating Corp. 13%     B3        $ 1,260                              $ 1,134
8/15/09 (d)

Everest Healthcare Services,      B3         3,740                                3,422
Inc. 9.75% 5/1/08

Fountain View, Inc. 11.25%        Caa1       9,470                                6,771
4/15/08

Harborside Healthcare Corp.       B3         24,000                               6,000
0% 8/1/08 (c)

Integrated Health Services,
Inc.:

9.25% 1/15/08                     B2         26,657                               1,333

9.5% 9/15/07                      B2         14,565                               1,020

Oxford Health Plans, Inc. 11%     Caa1       29,600                               27,232
5/15/05

Tenet Healthcare Corp. 8.125%     Ba3        4,900                                4,361
12/1/08

Unilab Corp. 12.75% 10/1/09       B3         9,370                                9,393
(d)

                                                                                  60,666

TOTAL HEALTH                                                                      91,427

INDUSTRIAL MACHINERY &
EQUIPMENT - 2.1%

ELECTRICAL EQUIPMENT - 0.8%

L-3 Communications Corp.:

8% 8/1/08                         B2         10,600                               9,699

10.375% 5/1/07                    B2         2,600                                2,691

Omnipoint Corp.:

Series A, 11.625% 8/15/06         B2         5,910                                6,146

11.5% 9/15/09 (d)                 B2         10,590                               11,067

11.625% 8/15/06                   B2         2,510                                2,636

                                                                                  32,239

POLLUTION CONTROL - 1.3%

Allied Waste North America,       B2         67,975                               57,099
Inc. 10% 8/1/09 (d)

TOTAL INDUSTRIAL MACHINERY &                                                      89,338
EQUIPMENT

MEDIA & LEISURE - 24.7%

BROADCASTING - 19.2%

ACME Television LLC/ACME          B3         11,102                               9,770
Financial Corp. 0% 9/30/04
(c)

Adelphia Communications Corp.:

7.75% 1/15/09                     B1         26,030                               23,427

8.375% 2/1/08                     B1         13,640                               12,839

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (H)             PRINCIPAL AMOUNT (000S)              VALUE (NOTE 1) (000S)

NONCONVERTIBLE BONDS -
CONTINUED

MEDIA & LEISURE - CONTINUED

BROADCASTING - CONTINUED

Adelphia Communications
Corp.: - continued

9.25% 10/1/02                     B1        $ 8,200                              $ 8,282

9.875% 3/1/07                     B1         36,755                               37,444

Ascent Entertainment Group,       B3         11,280                               8,629
Inc. 0% 12/15/04 (c)

Avalon Cable Michigan,            B3         3,830                                3,830
Inc./Avalon Cable New
England/Avalon Cable Finance
9.375% 12/1/08

Benedek Communications Corp.      B3         12,680                               10,905
0% 5/15/06 (c)

CapStar Broadcasting
Partners, Inc.:

0% 2/1/09 (c)                     B3         9,910                                8,820

9.25% 7/1/07                      B2         6,270                                6,442

Century Communications Corp.:

8.375% 12/15/07                   B1         620                                  577

8.75% 10/1/07                     B1         2,250                                2,149

9.5% 3/1/05                       B1         1,770                                1,774

Chancellor Media Corp.:

8% 11/1/08                        Ba2        31,890                               31,252

8.125% 12/15/07                   B1         9,935                                9,736

9% 10/1/08                        B1         17,475                               17,825

Charter Communications            B2         12,210                               11,477
Holdings LLC/Charter
Communications Holdings
Capital Corp. 8.625% 4/1/09

Citadel Broadcasting Co.:

9.25% 11/15/08                    B3         1,810                                1,792

10.25% 7/1/07                     B3         10,990                               11,375

Classic Cable, Inc. 9.375%        B3         3,995                                3,875
8/1/09

Classic Communications, Inc.      Caa1       9,500                                6,413
0% 8/1/09 (c)

Comcast UK Cable Partners         B2         5,370                                4,887
Ltd. 0% 11/15/07 (c)

Diamond Cable Communications      B3         22,410                               20,225
PLC yankee 0% 12/15/05 (c)

EchoStar DBS Corp. 9.375%         B2         113,095                              111,956
2/1/09

Emmis Communications Corp.        B2         5,245                                4,996
8.125% 3/15/09

Falcon Holding Group
LP/Falcon Funding Corp.:

0% 4/15/10 (c)                    B2         39,515                               28,648

8.375% 4/15/10                    B2         25,680                               25,616

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (H)             PRINCIPAL AMOUNT (000S)              VALUE (NOTE 1) (000S)

NONCONVERTIBLE BONDS -
CONTINUED

MEDIA & LEISURE - CONTINUED

BROADCASTING - CONTINUED

FrontierVision Holdings           B1        $ 36,450                             $ 31,256
LP/FrontierVision Holdings
Capital Corp. 0% 9/15/07 (c)

FrontierVision Holdings           Caa1       22,460                               19,259
LP/FrontierVision Holdings
Capital II Corp. 0% 9/15/07
(c)

Golden Sky DBS, Inc. 0%           Caa1       18,240                               10,123
3/1/07 (c)

International Cabletel, Inc.      B3         51,577                               44,872
0% 2/1/06 (c)

LIN Holdings Corp. 0% 3/1/08      B3         11,210                               7,287
(c)

NTL Communications Corp.:

0% 10/1/08 (c)                    B3         30,780                               20,777

11.5% 10/1/08                     B3         35,980                               38,319

NTL, Inc.:

0% 4/1/08 (c)                     B3         43,000                               28,810

10% 2/15/07                       B3         28,600                               29,172

Pegasus Communications Corp.:

9.625% 10/15/05                   B3         640                                  622

9.75% 12/1/06                     B3         2,100                                2,042

Satelites Mexicanos SA de CV:

9.26% 6/30/04 (d)(e)              B1         17,115                               15,831

10.125% 11/1/04                   B3         34,710                               24,991

Telewest Communications PLC       B1         5,360                                5,789
11.25% 11/1/08

Telewest PLC:

yankee 9.625% 10/1/06             B1         9,260                                9,399

0% 10/1/07 (c)                    B1         29,550                               26,891

United International              B3         7,110                                4,026
Holdings, Inc. 0% 2/15/08 (c)

United Pan-Europe
Communications NV:

10.875% 8/1/09 (d)                B2         23,150                               22,456

11.25% 11/1/09 (d)                B2         31,010                               31,010

                                                                                  797,893

ENTERTAINMENT - 1.9%

AMC Entertainment, Inc.:

9.5% 3/15/09                      B3         19,370                               16,852

9.5% 2/1/11                       B3         4,310                                3,750

Cinemark USA, Inc. 8.5% 8/1/08    B2         3,390                                2,788

IMAX Corp. 7.875% 12/1/05         Ba2        5,120                                4,749

Livent, Inc. 9.375% 10/15/04      -          11,100                               3,330
(b)

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (H)             PRINCIPAL AMOUNT (000S)              VALUE (NOTE 1) (000S)

NONCONVERTIBLE BONDS -
CONTINUED

MEDIA & LEISURE - CONTINUED

ENTERTAINMENT - CONTINUED

Mohegan Tribal Gaming             Ba3       $ 3,630                              $ 3,553
Authority 8.75% 1/1/09

Premier Parks, Inc.:

9.25% 4/1/06                      B3         13,110                               12,487

9.75% 6/15/07                     B3         8,280                                8,094

Regal Cinemas, Inc.:

8.875% 12/15/10                   Caa1       8,770                                6,380

9.5% 6/1/08                       Caa1       8,450                                6,422

Waterford Gaming                  B1         10,754                               10,404
LLC/Waterford Gaming Finance
Corp. 9.5% 3/15/10 (d)

                                                                                  78,809

LODGING & GAMING - 3.2%

Circus Circus Enterprises,        Ba2        5,620                                4,721
Inc. 7.625% 7/15/13

Florida Panthers Holdings,        B2         17,210                               16,177
Inc. 9.875% 4/15/09

Horseshoe Gaming LLC 8.625%       B2         37,840                               36,043
5/15/09

ITT Corp.:

6.75% 11/15/05                    Ba1        6,420                                5,601

7.375% 11/15/15                   Ba1        11,015                               8,862

KSL Recreation Group, Inc.        B3         7,830                                7,673
10.25% 5/1/07

Signature Resorts, Inc. 9.75%     B3         22,680                               19,051
10/1/07

Station Casinos, Inc. 8.875%      B2         15,820                               15,306
12/1/08

Sun International Hotels
Ltd./Sun International North
America, Inc.:

yankee 9% 3/15/07                 Ba3        2,800                                2,625

8.625% 12/15/07                   Ba3        17,690                               16,231

                                                                                  132,290

RESTAURANTS - 0.4%

Host Marriott Travel Plazas,      Ba3        11,050                               11,216
Inc. 9.5% 5/15/05

NE Restaurant, Inc. 10.75%        B3         8,990                                7,934
7/15/08

                                                                                  19,150

TOTAL MEDIA & LEISURE                                                             1,028,142

NONDURABLES - 1.2%

FOODS - 0.7%

Del Monte Corp. 12.25% 4/15/07    B3         7,225                                7,948

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (H)             PRINCIPAL AMOUNT (000S)              VALUE (NOTE 1) (000S)

NONCONVERTIBLE BONDS -
CONTINUED

NONDURABLES - CONTINUED

FOODS - CONTINUED

Del Monte Foods Co. 0%            Caa2      $ 16,544                             $ 12,408
12/15/07 (c)

Gorges/Quik-To-Fix Foods,         Caa1       18,290                               8,779
Inc. 11.5% 12/1/06

                                                                                  29,135

HOUSEHOLD PRODUCTS - 0.5%

AKI Holding Corp. 0% 7/1/09       Caa1       17,930                               8,248
(c)

AKI, Inc. 10.5% 7/1/08            B2         13,150                               11,572

                                                                                  19,820

TOTAL NONDURABLES                                                                 48,955

RETAIL & WHOLESALE - 2.3%

GENERAL MERCHANDISE STORES -
0.2%

Kmart Corp. 7.95% 2/1/23          Ba1        8,850                                7,865

GROCERY STORES - 2.0%

Fleming Companies, Inc.:

Series B, 10.625% 7/31/07         B3         7,890                                7,062

10.5% 12/1/04                     B3         7,160                                6,587

Jitney-Jungle Stores of           C          70,419                               880
America, Inc. 10.375%
9/15/07 (b)

Pathmark Stores, Inc.:

9.625% 5/1/03                     Caa1       6,220                                6,033

11.625% 6/15/02                   Caa2       35,975                               34,896

12.625% 6/15/02                   Caa2       18,050                               17,509

Smiths Food & Drug Centers,
Inc. 1994 Pass Through Trust:

8.64% 7/2/12                      BBB-       5,000                                5,013

9.2% 7/2/18                       BBB-       3,700                                3,746

                                                                                  81,726

RETAIL & WHOLESALE,
MISCELLANEOUS - 0.1%

U.S. Office Products Co.          B3         10,755                               5,539
9.75% 6/15/08

TOTAL RETAIL & WHOLESALE                                                          95,130

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (H)             PRINCIPAL AMOUNT (000S)              VALUE (NOTE 1) (000S)

NONCONVERTIBLE BONDS -
CONTINUED

SERVICES - 1.8%

LEASING & RENTAL - 0.2%

Anthony Crane Rentals             B3        $ 8,210                              $ 6,896
LP/Anthony Credit Capital
Corp. 10.375% 8/1/08

PRINTING - 0.6%

Sullivan Graphics, Inc.           Caa1       15,420                               15,574
12.75% 8/1/05

World Color Press, Inc.           Baa3       11,330                               11,033
8.375% 11/15/08

                                                                                  26,607

SERVICES - 1.0%

Apcoa, Inc. 9.25% 3/15/08         Caa1       3,520                                2,922

Iron Mountain, Inc. 8.75%         B2         6,990                                6,588
9/30/09

Medaphis Corp. 9.5% 2/15/05       Caa1       7,330                                5,424

SITEL Corp. 9.25% 3/15/06         B3         13,760                               12,659

Spin Cycle, Inc. 0% 5/1/05 (c)    -          12,950                               1,943

Young American Corp. 11.625%      Caa1       15,920                               11,144
2/15/06

                                                                                  40,680

TOTAL SERVICES                                                                    74,183

TECHNOLOGY - 3.5%

COMPUTER SERVICES & SOFTWARE
- 2.2%

Concentric Network Corp.          B-         27,280                               28,371
12.75% 12/15/07

DecisionOne Corp. 9.75%           B3         26,350                               99
8/1/07 (b)

DecisionOne Holdings Corp. 0%     Caa1       10,835                               7
8/1/08 unit (b)(c)

Federal Data Corp. 10.125%        B3         4,270                                2,989
8/1/05

PSINet, Inc. 11% 8/1/09 (d)       B3         29,995                               30,595

Splitrock Services, Inc.          -          22,500                               20,700
11.75% 7/15/08

Verio, Inc. 11.25% 12/1/08        B3         7,350                                7,662

                                                                                  90,423

ELECTRONIC INSTRUMENTS - 1.0%

Fisher Scientific                 B3         21,815                               20,506
International, Inc. 9% 2/1/08

Telecommunications Techniques     B3         23,655                               22,177
Co. LLC 9.75% 5/15/08

                                                                                  42,683

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (H)             PRINCIPAL AMOUNT (000S)              VALUE (NOTE 1) (000S)

NONCONVERTIBLE BONDS -
CONTINUED

TECHNOLOGY - CONTINUED

ELECTRONICS - 0.3%

Intersil Corp. 13.25% 8/15/09     B3        $ 7,350                              $ 7,791
unit (d)

Stellex Industries, Inc. 9.5%     B3         3,750                                2,738
11/1/07

                                                                                  10,529

TOTAL TECHNOLOGY                                                                  143,635

TRANSPORTATION - 0.3%

AIR TRANSPORTATION - 0.1%

Kitty Hawk, Inc. 9.95%            B1         3,260                                3,097
11/15/04

RAILROADS - 0.1%

TFM SA de CV 10.25% 6/15/07       B2         4,610                                4,080

SHIPPING - 0.1%

International Shipholding         Ba3        5,810                                5,316
Corp. 7.75% 10/15/07

TOTAL TRANSPORTATION                                                              12,493

UTILITIES - 21.1%

CELLULAR - 4.3%

Clearnet Communications, Inc.     B3         7,240                                4,344
0% 5/1/09 (c)

ESAT Holdings Ltd. 0% 2/1/07      B3         15,520                               11,407
(c)

Intercel, Inc. 0% 2/1/06 (c)      B2         4,250                                3,655

McCaw International Ltd. 0%       Caa1       24,270                               15,169
4/15/07 (c)

Millicom International            Caa1       20,340                               14,848
Cellular SA 0% 6/1/06 (c)

Nextel Communications, Inc.:

0% 9/15/07 (c)                    B1         8,510                                6,383

0% 2/15/08 (c)                    B1         3,790                                2,681

9.75% 8/15/04                     B1         6,950                                7,080

12% 11/1/08                       B1         22,320                               24,831

Orbital Imaging Corp.:

11.625% 3/1/05                    CCC+       35,250                               23,618

11.625% 3/1/05                    CCC+       5,910                                3,960

Rogers Cantel, Inc. 8.8%          B2         10,630                               10,630
10/1/07

Rogers Communications, Inc.       B2         11,390                               11,504
8.875% 7/15/07

TeleCorp PCS, Inc. 0% 4/15/09     B3         25,000                               15,250
(c)(d)

Tritel PCS, Inc. 0% 5/15/09       B3         10,140                               6,109
(c)(d)

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (H)             PRINCIPAL AMOUNT (000S)              VALUE (NOTE 1) (000S)

NONCONVERTIBLE BONDS -
CONTINUED

UTILITIES - CONTINUED

CELLULAR - CONTINUED

Triton PCS, Inc. 0% 5/1/08 (c)    Caa1      $ 14,300                             $ 9,831

US Unwired, Inc. 0% 11/1/09       Caa1       12,130                               6,399
(d)

                                                                                  177,699

ELECTRIC UTILITY - 0.4%

CMS Energy Corp. 6.75% 1/15/04    Ba3        12,240                               11,322

Niagara Mohawk Power Corp. 0%     Baa3       8,690                                6,431
7/1/10 (c)

                                                                                  17,753

TELEPHONE SERVICES - 16.4%

Allegiance Telecom, Inc.          B3         19,580                               21,244
12.875% 5/15/08

Call-Net Enterprises, Inc.        B2         12,800                               11,584
9.375% 5/15/09

Covad Communications Group,
Inc.:

0% 3/15/08 (c)                    B3         28,270                               15,902

12.5% 2/15/09                     B3         7,200                                7,128

e.spire Communications, Inc.:

0% 11/1/05 (c)                    -          2,550                                1,492

0% 4/1/06 (c)                     -          3,940                                2,522

13.75% 7/15/07                    -          24,670                               21,710

Esat Telecom Group PLC:

0% 2/1/07 (c)                     B3         7,530                                5,535

11.875% 12/1/08                   Caa1       4,680                                4,797

Firstworld Communications,        -          19,020                               9,700
Inc. 0% 4/15/08 (c)

Global Crossing Holdings Ltd.     Ba2        27,560                               28,042
9.625% 5/15/08

Globenet Communication Group      Caa1       30,660                               30,737
Ltd. 13% 7/15/07 (d)

GST Network Funding, Inc. 0%      -          30,160                               13,723
5/1/08 (c)

GST Equipment Funding, Inc.       -          13,760                               13,485
13.25% 5/1/07

GST Telecommunications, Inc.      -          26,920                               26,382
12.75% 11/15/07

GST USA, Inc. 0% 12/15/05 (c)     -          24,990                               18,992

Hermes Europe Railtel BV          B3         20,320                               20,066
11.5% 8/15/07

Hyperion Telecommunications,
Inc.:

0% 4/15/03 (c)                    B3         3,690                                3,146

12% 11/1/07                       Caa1       1,690                                1,741

ICG Services, Inc.:

0% 2/15/08 (c)                    B3         91,530                               44,850

0% 5/1/08 (c)                     B3         6,390                                3,067

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (H)             PRINCIPAL AMOUNT (000S)              VALUE (NOTE 1) (000S)

NONCONVERTIBLE BONDS -
CONTINUED

UTILITIES - CONTINUED

TELEPHONE SERVICES - CONTINUED

Insight Midwst LP/Insight         B1        $ 3,340                              $ 3,424
Capital, Inc. 9.75% 10/1/09
(d)

Intermedia Communications,
Inc.:

8.5% 1/15/08                      B2         2,490                                2,210

8.6% 6/1/08                       B2         11,320                               10,103

8.875% 11/1/07                    B2         2,070                                1,863

9.5% 3/1/09                       B2         11,250                               10,406

IXC Communications, Inc. 9%       B3         18,335                               18,335
4/15/08

KMC Telecom Holdings, Inc.:

0% 2/15/08 (c)                    Caa2       28,410                               14,844

13.5% 5/15/09 (d)                 Caa2       10,070                               9,869

Level 3 Communications, Inc.      B3         34,930                               32,529
9.125% 5/1/08

Logix Communications              -          17,455                               12,568
Enterprises, Inc. 12.25%
6/15/08

McLeodUSA, Inc.:

0% 3/1/07 (c)                     B1         1,440                                1,138

8.375% 3/15/08                    B1         5,140                                4,883

9.25% 7/15/07                     B1         12,240                               12,240

9.5% 11/1/08                      B1         13,730                               13,833

Metromedia Fiber Network,         B2         24,497                               24,252
Inc. 10% 11/15/08

MGC Communications, Inc. 13%      Caa2       5,340                                4,806
10/1/04

Netia Holdings BV 10.25%          B3         8,425                                7,161
11/1/07

NEXTLINK Communications LLC       B3         28,040                               29,793
12.5% 4/15/06

NEXTLINK Communications, Inc.     B3         10,590                               10,842
10.75% 6/1/09

Rhythms NetConnections, Inc.:

0% 5/15/08 (c)                    B3         16,270                               7,972

12.75% 4/15/09                    B3         16,860                               15,090

RSL Communications Ltd./RSL       B2         3,385                                3,385
Communications PLC 12.25%
11/15/06

Teligent, Inc. 11.5% 12/1/07      Caa1       6,510                                5,940

Viatel, Inc. 11.25% 4/15/08       B3         13,290                               12,626

WinStar Communications, Inc.:

0% 10/15/05 (c)                   Caa1       13,930                               12,154

0% 10/15/05 (c)                   Caa1       2,030                                2,659

0% 3/15/08 (c)                    CCC        29,240                               25,877

10% 3/15/08                       CCC        39,930                               33,541

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (H)             PRINCIPAL AMOUNT (000S)              VALUE (NOTE 1) (000S)

NONCONVERTIBLE BONDS -
CONTINUED

UTILITIES - CONTINUED

TELEPHONE SERVICES - CONTINUED

WinStar Communications, Inc.:
- continued

15% 3/1/07                        CCC       $ 7,240                              $ 8,398

WinStar Equipment Corp. 12.5%     B3         21,140                               21,827
3/15/04

                                                                                  680,413

TOTAL UTILITIES                                                                   875,865

TOTAL NONCONVERTIBLE BONDS                                                        3,225,344

TOTAL CORPORATE BONDS                                                             3,253,330
(Cost $3,617,820)

ASSET-BACKED SECURITIES - 0.4%



Airplanes pass through trust      Ba2        18,415                               15,100
10.875% 3/15/19 (Cost
$19,398)

COMMERCIAL MORTGAGE
SECURITIES - 0.6%



Bardell Associates Note Trust     -          1,613                                1,714
12.5%, 11/1/08 (g)

First Chicago/Lennar Trust I      -          10,700                               7,590
Series 1997-CHL1 Class E,
8.1104% 4/1/39 (e)

Resolution Trust Corp. Series     Ba3        3,301                                2,674
1991 M2 Class A3, 7.2498%
9/25/20 (e)

Structured Asset Securities
Corp.:

Series 1995-C1:

Class E, 7.375% 9/25/24 (d)       BB         4,000                                3,571

Class F, 7.375% 9/25/24 (d)       -          2,500                                1,948

Series 1996-CFL Class G,          B+         9,260                                7,799
7.75% 2/25/28 (d)

TOTAL COMMERCIAL MORTGAGE                                                         25,296
SECURITIES
(Cost $24,647)


COMMON STOCKS - 3.9%

                                 SHARES                VALUE (NOTE 1) (000S)

BASIC INDUSTRIES - 0.1%

CHEMICALS & PLASTICS - 0.0%

Trivest 1992 Special Fund         3                    $ 287
Ltd. (f)

PACKAGING & CONTAINERS - 0.1%

Crown Packaging Holdings Ltd.     2,010                 1
warrants 10/15/03 (a)

Gaylord Container Corp. Class     512,500               2,883
A (a)

                                                        2,884

TOTAL BASIC INDUSTRIES                                  3,171

CONSTRUCTION & REAL ESTATE -
0.0%

CONSTRUCTION - 0.0%

Capital Pacific Holdings,         24,095                6
Inc. warrants 5/1/02 (a)(d)

DURABLES - 0.0%

TEXTILES & APPAREL - 0.0%

Arena Brands Holdings Corp.       42,253                1,056
Class B

ENERGY - 0.1%

OIL & GAS - 0.1%

Pioneer Natural Resources Co.     75,769                710

Plains Resources, Inc. (a)        70,500                1,212

                                                        1,922

FINANCE - 0.0%

CREDIT & OTHER FINANCE - 0.0%

AMRESCO, Inc. (a)                 118,000               347

SAVINGS & LOANS - 0.0%

Ocwen Financial Corp. (a)         116,760               781

SECURITIES INDUSTRY - 0.0%

ECM Corp. LP (d)                  900                   79

TOTAL FINANCE                                           1,207

COMMON STOCKS - CONTINUED

                                 SHARES                VALUE (NOTE 1) (000S)

HEALTH - 0.1%

MEDICAL FACILITIES MANAGEMENT
- 0.1%

Oxford Health Plans, Inc. (a)     180,000              $ 2,126

INDUSTRIAL MACHINERY &
EQUIPMENT - 0.1%

POLLUTION CONTROL - 0.1%

Allied Waste Industries, Inc.     407,000               4,274
(a)

MEDIA & LEISURE - 2.6%

BROADCASTING - 2.5%

Adelphia Communications Corp.     8,000                 437
Class A (a)

Classic Communications, Inc.      28,500                475
(a)(d)

CS Wireless Systems, Inc.         439                   0
(a)(d)

EchoStar Communications Corp.     1,102,548             68,220
Class A (a)

MediaOne Group, Inc.              250,000               17,766

NTL, Inc. (a)                     98,250                7,406

NTL, Inc. warrants 12/31/08       53,424                2,671
(a)

Pegasus Communications Corp.      6,509                 6,704
unit (a)

Telewest Communications PLC       15,000                660
sponsored ADR (a)

UIH Australia/Pacific, Inc.       19,690                591
warrants 5/15/06 (a)

                                                        104,930

ENTERTAINMENT - 0.0%

Livent, Inc. (a)                  125,200               0

LEISURE DURABLES & TOYS - 0.0%

IHF Capital, Inc. Series I        1,460                 0
warrants 11/14/99 (a)(d)

LODGING & GAMING - 0.1%

Station Casinos, Inc. (a)         90,455                2,188

Sunterra Corp. (a)                275,500               2,755

                                                        4,943

TOTAL MEDIA & LEISURE                                   109,873

RETAIL & WHOLESALE - 0.0%

GROCERY STORES - 0.0%

Kroger Co. (a)                    59,400                1,236

SERVICES - 0.0%

Spin Cycle, Inc. warrants         12,950                0
5/1/05 (a)(d)

COMMON STOCKS - CONTINUED

                                 SHARES                VALUE (NOTE 1) (000S)

TECHNOLOGY - 0.1%

COMPUTER SERVICES & SOFTWARE
- 0.1%

Concentric Network Corp. (a)      102,600              $ 2,629

Concentric Network Corp.          8,680                 1,910
warrants 12/15/07 (a)(d)

Splitrock Services, Inc. (a)      65,426                1,431

                                                        5,970

UTILITIES - 0.8%

CELLULAR - 0.1%

Loral Orion Network Systems,
Inc.:

warrants 1/15/07 (CV ratio        19,560                103
 .47) (a)

warrants 1/15/07 (CV ratio        18,480                134
 .6) (a)

McCaw International Ltd.          66,290                149
warrants 4/15/07 (a)(d)

Orbital Imaging Corp.             28,510                342
warrants 3/1/05 (a)(d)

Powertel, Inc. warrants           85,408                3,331
2/1/06 (a)

                                                        4,059

ELECTRIC UTILITY - 0.0%

Niagara Mohawk Holdings, Inc.     93,300                1,481
(a)

GAS - 0.1%

Ocean Energy, Inc. (a)            211,410               1,942

TELEPHONE SERVICES - 0.6%

e.spire Communications, Inc.      74,800                538
(a)

Firstworld Communications,        19,020                1,331
Inc. warrants 4/15/08 (a)(d)

GST Telecommunications, Inc.      356,900               2,409
(a)

ICG Communications, Inc. (a)      202,500               3,316

Intermedia Communications,        2,500                 239
Inc. warrants 6/1/00 (a)

KMC Telecom Holdings, Inc.        37,830                95
warrants 4/15/08 (a)(d)

McLeodUSA, Inc. Class A (a)       100,000               4,463

Metromedia Fiber Network,         150,000               4,959
Inc. Class A (a)

MGC Communications, Inc.          28,787                792
(a)(d)

Rhythms NetConnections, Inc.      70,000                2,043
(a)

RSL Communications Ltd./RSL       25,710                2,160
Communications PLC warrants
11/15/06 (a)(d)

Source Media, Inc. warrants       48,052                192
11/1/07 (a)(d)

COMMON STOCKS - CONTINUED

                                 SHARES                VALUE (NOTE 1) (000S)

UTILITIES - CONTINUED

TELEPHONE SERVICES - CONTINUED

Versatel Telecom BV warrants      7,060                $ 1,017
5/15/08 (a)(d)

Viatel, Inc. (a)                  63,246                2,111

                                                        25,665

TOTAL UTILITIES                                         33,147

TOTAL COMMON STOCKS                                     163,988
(Cost $81,469)

PREFERRED STOCKS - 11.7%



CONVERTIBLE PREFERRED STOCKS
- 0.3%

MEDIA & LEISURE - 0.1%

LODGING & GAMING - 0.1%

Host Marriott Financial Trust     146,600               4,911
$3.375 QUIPS

UTILITIES - 0.2%

TELEPHONE SERVICES - 0.2%

IXC Communications, Inc.          179,000               7,484
$3.375 (d)

TOTAL CONVERTIBLE PREFERRED                             12,395
STOCKS

NONCONVERTIBLE PREFERRED
STOCKS - 11.4%

BASIC INDUSTRIES - 0.1%

PACKAGING & CONTAINERS - 0.1%

Packaging Corp. of America        34,684                3,711
$12.375 pay-in-kind (a)

CONSTRUCTION & REAL ESTATE -
0.3%

REAL ESTATE INVESTMENT TRUSTS
- 0.3%

California Federal Preferred      533,897               12,013
Capital Corp. $2.2812

ENERGY - 0.0%

OIL & GAS - 0.0%

Gulf Canada Resources Ltd.        33,881                70
Series 1

FINANCE - 0.2%

INSURANCE - 0.2%

American Annuity Group            10,340                9,970
Capital Trust II 8.875%

PREFERRED STOCKS - CONTINUED

                                 SHARES                VALUE (NOTE 1) (000S)

NONCONVERTIBLE PREFERRED
STOCKS - CONTINUED

HEALTH - 0.2%

MEDICAL FACILITIES MANAGEMENT
- 0.2%

Fresenius Medical Care            9,847                $ 9,463
Capital Trust 9%

MEDIA & LEISURE - 5.6%

BROADCASTING - 4.7%

Adelphia Communications Corp.     228,536               25,653
$13.00

Benedek Communications Corp.      11,712                8,960
11.5% pay-in-kind

Citadel Broadcasting Co.          80,251                9,108
Series B, 13.25% pay-in-kind

CSC Holdings, Inc.:

11.125% pay-in-kind               579,680               62,316

Series H, 11.75% pay-in-kind      185,849               20,118

Granite Broadcasting Corp.        28,728                28,010
12.75% pay-in-kind

NTL, Inc. 13% pay-in-kind         34,382                36,531

Pegasus Communications Corp.      1,820                 1,856
12.75% pay-in-kind (a)

                                                        192,552

PUBLISHING - 0.9%

PRIMEDIA, Inc.:

$9.20                             76,000                7,049

8.625%                            6,185                 541

Series D, $10.00                  309,863               30,212

                                                        37,802

TOTAL MEDIA & LEISURE                                   230,354

RETAIL & WHOLESALE - 0.1%

GROCERY STORES - 0.1%

Supermarkets General Holdings     116,319               3,955
Corp. $3.52 pay-in-kind (a)

TECHNOLOGY - 0.2%

COMPUTER SERVICES & SOFTWARE
- 0.2%

Concentric Network Corp.          7,870                 7,477
13.5% pay-in-kind

COMPUTERS & OFFICE EQUIPMENT
- 0.0%

Ampex Corp. 8% non-cumulative     170                   265

TOTAL TECHNOLOGY                                        7,742

PREFERRED STOCKS - CONTINUED

                                 SHARES                VALUE (NOTE 1) (000S)

NONCONVERTIBLE PREFERRED
STOCKS - CONTINUED

UTILITIES - 4.7%

CELLULAR - 1.3%

Nextel Communications, Inc.:

11.125% pay-in-kind               11,265               $ 11,547

Series D, 13% pay-in-kind         41,489                44,186

                                                        55,733

TELEPHONE SERVICES - 3.4%

e.spire Communications, Inc.:

$127.50 pay-in-kind               30,903                10,507

14.75% pay-in-kind                10,696                4,064

ICG Holdings, Inc. 14.25%         11,472                10,325
pay-in-kind

Intermedia Communications,        60,457                55,620
Inc. 13.5% pay-in-kind

IXC Communications, Inc.          42,057                46,683
12.5% pay-in-kind

Source Media, Inc. 13.50%         112,156               561
pay-in-kind (a)

WinStar Communications, Inc.      16,106                12,321
14.25%

                                                        140,081

TOTAL UTILITIES                                         195,814

TOTAL NONCONVERTIBLE                                    473,092
PREFERRED STOCKS

TOTAL PREFERRED STOCKS                                  485,487
(Cost $546,283)


PURCHASED BANK DEBT - 0.4%

MOODY'S RATINGS (UNAUDITED) (H)           PRINCIPAL AMOUNT (000S)

Lyondell Chemical Co. sr.         -       $ 13,930                           13,808
secured Tranche E term loan
9.355% 5/17/06 (e)

Oxford Health Plans, Inc. sr.     B3       3,000                             2,985
secured term loan 9.335%
5/13/03 (e)

TOTAL PURCHASED BANK DEBT                                                    16,793
(Cost $16,913)



CASH EQUIVALENTS - 3.3%

                                 MATURITY AMOUNT (000S)               VALUE (NOTE 1) (000S)

Investments in repurchase
agreements (U.S. Treasury
obligations), in a joint
trading account at:

5%, dated 10/29/99 due 11/1/99   $ 10,912                             $ 10,907

5.22%, dated 10/29/99 due         127,666                              127,610
11/1/99

TOTAL CASH EQUIVALENTS                                                 138,517
(Cost $138,517)

TOTAL INVESTMENT PORTFOLIO -                                           4,098,511
98.6%
(Cost $4,445,047)

NET OTHER ASSETS - 1.4%                                                57,709

NET ASSETS - 100%                                                    $ 4,156,220


SECURITY TYPE ABBREVIATIONS

QUIPS                        -   Quarterly Income  Preferred
                                 Securities

LEGEND

(a) Non-income producing

(b) Non-income producing - issuer filed for protection under the Federal Bankruptcy Code or is in default of interest payment.

(c) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $439,500,000 or 10.6% of net assets.

(e) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(f) Share amount represents number of units held.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933.

Additional information on each holding is as follows:

SECURITY                       ACQUISITION DATE   ACQUISITION COST (000S)

Bardell Associates Note Trust  4/19/94            $ 1,640
12.5%, 11/1/08

Sealy Corp., Inc. 10%          2/23/98 - 9/30/99  $ 11,762
12/18/08 pay-in-kind

(h) Standard & Poor's credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.

OTHER INFORMATION

The composition of long-term debt
holdings as a percentage of total value
of investments in securities, is as follows (ratings are unaudited):

MOODY'S RATINGS          S&P RATINGS

Aaa, Aa, A        0.0%   AAA, AA, A    0.0%

Baa               0.4%   BBB           0.8%

Ba                7.9%   BB            7.9%

B                 52.2%  B             52.9%

Caa               10.7%  CCC           10.6%

Ca, C             0.6%   CC, C         0.4%

                         D             0.0%

The percentage not rated by Moody's or S&P amounted to 5.4%. FMR has determined that unrated debt securities that are lower quality account for 5.4% of the total value of investment in securities.

INCOME TAX INFORMATION

At October 31, 1999, the aggregate cost of investment securities for income tax purposes was $4,446,073,000. Net unrealized depreciation aggregated $347,562,000, of which $163,248,000 related to appreciated investment securities and $510,810,000 related to depreciated investment securities.

The fund hereby designates approximately $70,359,000 as a capital gain dividend for the purpose of the dividend paid deduction.

At October 31, 1999, the fund had a capital loss carryforward of approximately $34,789,000 all of which will expire on October 31, 2007.

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
AMOUNTS IN THOUSANDS (EXCEPT
PER-SHARE AMOUNTS)                  OCTOBER 31, 1999

ASSETS

Investment in securities, at             $ 4,098,511
value (including repurchase
agreements of $138,517)
(cost $4,445,047) -  See
accompanying schedule

Receivable for investments                6,209
sold

Receivable for fund shares                30,451
sold

Dividends receivable                      950

Interest receivable                       78,982

Other receivables                         192

 TOTAL ASSETS                             4,215,295

LIABILITIES

Payable for investments        $ 37,611
purchased

Payable for fund shares         9,852
redeemed

Distributions payable           7,094

Accrued management fee          1,986

Distribution fees payable       1,626

Other payables and accrued      906
expenses

 TOTAL LIABILITIES                        59,075

NET ASSETS                               $ 4,156,220

Net Assets consist of:

Paid in capital                          $ 4,486,265

Undistributed net investment              52,902
income

Accumulated undistributed net             (36,445)
realized gain (loss) on
investments and foreign
currency transactions

Net unrealized appreciation               (346,502)
(depreciation) on
investments and assets and
liabilities in foreign
currencies

NET ASSETS                               $ 4,156,220

STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
AMOUNTS IN THOUSANDS (EXCEPT
PER-SHARE AMOUNTS)       OCTOBER 31, 1999

CALCULATION OF MAXIMUM             $11.12
OFFERING PRICE CLASS A: NET
ASSET VALUE and redemption
price per share   ($221,009
(divided by) 19,875 shares)

Maximum offering price per         $11.67
share (100/95.25 of $11.12)

CLASS T: NET ASSET VALUE and       $11.14
redemption price per share
($2,351,469 (divided by)
211,113 shares)

Maximum offering price per         $11.54
share (100/96.50 of $11.14)

CLASS B: NET ASSET VALUE and       $11.09
offering price per share
($1,192,458 (divided by)
107,488 shares) A

CLASS C: NET ASSET VALUE and       $11.11
offering price per share
($268,655 (divided by)
24,172 shares) A

INSTITUTIONAL CLASS: NET           $10.90
ASSET VALUE, offering price
and redemption price   per
share ($122,629 (divided by)
11,250 shares)

A REDEMPTION PRICE PER SHARE IS EQUAL TO NET ASSET VALUE LESS ANY
APPLICABLE CONTINGENT DEFERRED SALES CHARGE.

STATEMENT OF OPERATIONS
AMOUNTS IN THOUSANDS          YEAR
                              ENDED OCTOBER 31, 1999

INVESTMENT INCOME                           $ 59,932
Dividends

Interest                                     350,409

 TOTAL INCOME                                410,341

EXPENSES

Management fee                   $ 24,193

Transfer agent fees               7,192

Distribution fees                 18,904

Accounting fees and expenses      927

Non-interested trustees'          13
compensation

Custodian fees and expenses       127

Registration fees                 371

Audit                             55

Legal                             140

 Total expenses before            51,922
reductions

 Expense reductions               (51)       51,871

NET INVESTMENT INCOME                        358,470

REALIZED AND UNREALIZED GAIN
(LOSS)
Net realized gain (loss) on:

 Investment securities            (56,488)

 Foreign currency transactions    7          (56,481)

Change in net unrealized
appreciation (depreciation)
on:

 Investment securities            120,278

 Assets and liabilities in        34         120,312
foreign currencies

NET GAIN (LOSS)                              63,831

NET INCREASE (DECREASE) IN                  $ 422,301
NET ASSETS RESULTING  FROM
OPERATIONS

STATEMENT OF CHANGES IN NET ASSETS

AMOUNTS IN THOUSANDS           YEAR ENDED OCTOBER 31, 1999  YEAR ENDED OCTOBER 31, 1998

INCREASE (DECREASE) IN NET
ASSETS

Operations Net investment      $ 358,470                    $ 313,431
income

 Net realized gain (loss)       (56,481)                     61,426

 Change in net unrealized       120,312                      (597,544)
appreciation (depreciation)

 NET INCREASE (DECREASE) IN     422,301                      (222,687)
NET ASSETS RESULTING  FROM
OPERATIONS

Distributions to shareholders   (352,867)                    (282,288)
From net investment income

 From net realized gain         (40,674)                     (70,360)

 In excess of net realized      (29,684)                     -
gain

 Return of capital              (16,824)                     -

 TOTAL DISTRIBUTIONS            (440,049)                    (352,648)

Share transactions - net        568,709                      1,259,000
increase (decrease)

  TOTAL INCREASE (DECREASE)     550,961                      683,665
IN NET ASSETS

NET ASSETS

 Beginning of period            3,605,259                    2,921,594

 End of period (including      $ 4,156,220                  $ 3,605,259
undistributed net investment
income of $52,902 and
$74,600, respectively)


FINANCIAL HIGHLIGHTS - CLASS A

YEARS ENDED OCTOBER 31,          1999        1998      1997      1996  E



SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 11.090    $ 12.930  $ 12.300  $ 12.010
period

Income from Investment
Operations

Net investment income D           1.022       1.111     1.058     .163

Net realized and unrealized       .287        (1.603)   .710      .267
gain (loss)

Total from investment             1.309       (.492)    1.768     .430
operations

Less Distributions

From net investment income        (1.030) H   (1.048)   (1.078)   (.140)

From net realized gain            (.120) H    (.300)    (.060)    -

In excess of net realized gain    (.080)      -         -         -

Return of capital                 (.049)      -         -         -

Total distributions               (1.279)     (1.348)   (1.138)   (.140)

Net asset value, end of period   $ 11.120    $ 11.090  $ 12.930  $ 12.300

TOTAL RETURN B, C                 11.98%      (4.55)%   15.18%    3.58%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (in    $ 221       $ 117     $ 44      $ 4
millions)

Ratio of expenses to average      .95%        1.01%     1.15%     1.25%  A, F
net assets

Ratio of expenses to average      .95%        1.00% G   1.14% G   1.25%  A
net assets  after expense
reductions

Ratio of net investment           8.89%       9.03%     8.58%     9.06%  A
income to average  net assets

Portfolio turnover rate           61%         75%       105%      121%


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD SEPTEMBER 3,1996 (COMMENCEMENT OF SALE OF CLASS A SHARES) TO OCTOBER 31,1996.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.
H THE AMOUNTS SHOWN REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES.

FINANCIAL HIGHLIGHTS - CLASS T

YEARS ENDED OCTOBER 31,          1999        1998      1997      1996      1995



SELECTED PER-SHARE DATA

Net asset value, beginning       $ 11.110    $ 12.940  $ 12.310  $ 11.910  $ 11.220
of period

Income from Investment
Operations

Net investment income C           1.021       1.119     1.086     1.105     .930

Net realized and unrealized       .274        (1.612)   .686      .364      .680
gain (loss)

Total from investment             1.295       (.493)    1.772     1.469     1.610
operations

Less Distributions

From net investment income        (1.017) E   (1.037)   (1.082)   (1.069)   (.920)

From net realized gain            (.120) E    (.300)    (.060)    -         -

In excess of net realized gain    (.080)      -         -         -         -

Return of capital                 (.048)      -         -         -         -

Total distributions               (1.265)     (1.337)   (1.142)   (1.069)   (.920)

Net asset value, end of period   $ 11.140    $ 11.110  $ 12.940  $ 12.310  $ 11.910

TOTAL RETURN A, B                 11.83%      (4.54)%   15.21%    12.92%    15.05%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 2,351     $ 2,322   $ 2,208   $ 1,709   $ 1,200
(in millions)

Ratio of expenses to average      1.04%       1.07%     1.09%     1.12%     1.15%
net assets

Ratio of expenses to average      1.04%       1.07%     1.08% D   1.11% D   1.15%
net assets after expense
reductions

Ratio of net investment           8.80%       8.91%     8.72%     9.20%     8.32%
income to average net assets

Portfolio turnover rate           61%         75%       105%      121%      112%


A THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
B TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE.
C NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
D FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.
E THE AMOUNTS SHOWN REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES.

FINANCIAL HIGHLIGHTS - CLASS B

YEARS ENDED OCTOBER 31,          1999       1998      1997      1996      1995



SELECTED PER-SHARE DATA

Net asset value, beginning       $ 11.070   $ 12.890  $ 12.280  $ 11.890  $ 11.210
of period

Income from Investment
Operations

Net investment income C           .938       1.024     .998      1.017     .794

Net realized and unrealized       .276       (1.588)   .674      .361      .721
gain (loss)

Total from investment             1.214      (.564)    1.672     1.378     1.515
operations

Less Distributions

From net investment income        (.949) E   (.956)    (1.002)   (.988)    (.835)

From net realized gain            (.120) E   (.300)    (.060)    -         -

In excess of net realized gain    (.080)     -         -         -         -

Return of capital                 (.045)     -         -         -         -

Total distributions               (1.194)    (1.256)   (1.062)   (.988)    (.835)

Net asset value, end of period   $ 11.090   $ 11.070  $ 12.890  $ 12.280  $ 11.890

TOTAL RETURN A, B                 11.10%     (5.10)%   14.34%    12.10%    14.12%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 1,192    $ 923     $ 593     $ 344     $ 156
(in millions)

Ratio of expenses to average      1.70%      1.74%     1.74%     1.79%     2.01%
net assets

Ratio of expenses to average      1.69% D    1.74%     1.74%     1.79%     2.01%
net assets after expense
reductions

Ratio of net investment           8.15%      8.25%     8.04%     8.52%     7.46%
income to average net assets

Portfolio turnover rate           61%        75%       105%      121%      112%


A THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
B TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE.
C NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
D FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.
E THE AMOUNTS SHOWN REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCE.

FINANCIAL HIGHLIGHTS - CLASS C

YEARS ENDED OCTOBER 31           1999       1998 E



SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 11.090   $ 12.970
period

Income from Investment
Operations

Net investment income D           .926       .988

Net realized and unrealized       .280       (1.639)
gain (loss)

Total from investment             1.206      (.651)
operations

Less Distributions

From net investment income        (.941) F   (.929)

From net realized gain            (.120) F   (.300)

In excess of net realized gain    (.080)     -

Return of capital                 (.045)     -

Total distributions               (1.186)    (1.229)

Net asset value, end of period   $ 11.110   $ 11.090

TOTAL RETURN B, C                 11.00%     (5.73)%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (in    $ 269      $ 130
millions)

Ratio of expenses to average      1.78%      1.86% A
net assets

Ratio of net investment           8.06%      8.21% A
income to average net assets

Portfolio turnover rate           61%        75%

A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD NOVEMBER 3, 1997 (COMMENCEMENT OF SALE OF CLASS C SHARES) TO OCTOBER 31, 1998.
F THE AMOUNTS SHOWN REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCE.

FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS

YEARS ENDED OCTOBER 31,          1999        1998      1997      1996      1995 E



SELECTED PER-SHARE DATA

Net asset value, beginning       $ 10.900    $ 12.710  $ 12.120  $ 11.760  $ 11.560
of period

Income from Investment
Operations

Net investment income D           1.024       1.123     1.094     1.070     .390

Net realized and unrealized       .269        (1.562)   .671      .368      .193
gain (loss)

Total from investment             1.293       (.439)    1.765     1.438     .583
operations

Less Distributions

From net investment income        (1.044) G   (1.071)   (1.115)   (1.078)   (.383)

From net realized gain            (.120) G    (.300)    (.060)    -         -

In excess of net realized gain    (.080)      -         -         -         -

Return of capital                 (.049)      -         -         -         -

Total distributions               (1.293)     (1.371)   (1.175)   (1.078)   (.383)

Net asset value, end of period   $ 10.900    $ 10.900  $ 12.710  $ 12.120  $ 11.760

TOTAL RETURN B, C                 12.05%      (4.21)%   15.42%    12.81%    5.07%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 123       $ 113     $ 76      $ 38      $ 0.1
(in millions)

Ratio of expenses to average      .82%        .83%      .85%      1.10%     .70% A
net assets

Ratio of expenses to average      .81% F      .83%      .85%      1.05% F   .70% A
net assets after expense
reductions

Ratio of net investment           9.03%       9.12%     8.96%     9.26%     8.77% A
income to average net assets

Portfolio turnover rate           61%         75%       105%      121%      112%


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD JULY 3, 1995 (COMMENCEMENT OF SALE OF INSTITUTIONAL CLASS SHARES) TO OCTOBER 31, 1995.
F FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.
G THE AMOUNTS SHOWN REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCE.

NOTES TO FINANCIAL STATEMENTS
For the period ended October 31, 1999


1. SIGNIFICANT ACCOUNTING POLICIES.

Fidelity Advisor High Yield Fund (the fund) is a fund of Fidelity Advisor Series II(the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, and certain other class-specific fees, expenses, and expense reductions.

The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

SECURITY VALUATION. Securities for which quotations are readily available are valued by a pricing service at their market values as determined by their most recent bid prices in the principal market (sales prices if the principal market is an exchange) in which such securities are normally traded. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.

FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade and

1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

FOREIGN CURRENCY TRANSLATION - CONTINUED

settlement date on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of original issue discount, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. The fund may place a debt obligation on non-accrual status and reduce related interest income by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures, under the general supervision of the Board of Trustees of the fund. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

DEFERRED TRUSTEE COMPENSATION. Under a Deferred Compensation Plan (the
Plan) non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or are invested in a cross-section of other Fidelity funds. Deferred amounts remain in the fund until distributed in accordance with the Plan.

DISTRIBUTIONS TO SHAREHOLDERS. Distributions are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to

1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

DISTRIBUTIONS TO SHAREHOLDERS - CONTINUED

differing treatments for paydown gains/losses on certain securities, market discount, partnerships, and losses deferred due to wash sales.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

For the period ended October 31, 1999 the fund's distributions exceeded the aggregate amount of taxable income and net realized gains resulting in a return of capital. This was due to reductions in taxable income available for distribution after certain distributions had been made. ( The tax treatment of distributions for the 1999 calender year will be reported to shareholders prior to February 1,
2000)

SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. OPERATING POLICIES.

FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.

JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company
(FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

2. OPERATING POLICIES - CONTINUED

INTERFUND LENDING PROGRAM. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the fund to borrow from, or lend money to, other participating funds.

RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, restricted securities (excluding 144A issues) amounted to $13,939,000 or 0.3% of net assets.

LOANS AND OTHER DIRECT DEBT INSTRUMENTS. The fund is permitted to invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments that obligate the fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. At the end of the period, these investments amounted to $16,793,000 or 0.4% of net assets.

3. PURCHASES AND SALES OF INVESTMENTS.

Purchases and sales of securities, other than short-term securities, aggregated $2,789,453,000 and $2,396,112,000, respectively.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.

MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .0920% to .3700% for the period. The annual individual fund fee rate is 0.45%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annual rate of .58% of average net assets.

DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Board of Trustees has adopted separate distribution plans with respect to each class of shares (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a distribution and service fee. A portion of this fee may be reallowed to securities dealers, banks and other financial

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

DISTRIBUTION AND SERVICE PLAN - CONTINUED

institutions for the distribution of each class of shares and providing shareholder support services. For the period, this fee was based on the following annual rates of the average net assets of each applicable class:

CLASS A    .15%

CLASS T    .25%

CLASS B    .90% *

CLASS C    1.00% **

* .65% REPRESENTS A DISTRIBUTION FEE AND .25% REPRESENTS A SHAREHOLDER SERVICE FEE.
** .75% REPRESENTS A DISTRIBUTION FEE AND .25% REPRESENTS A
SHAREHOLDER SERVICE FEE.

For the period, each class paid FDC the following amounts, a portion of which was retained by FDC:

          PAID TO FDC   RETAINED BY FDC

CLASS A   $ 252,000     $ 1,000

CLASS T    6,308,000     96,000

CLASS B    10,173,000    7,351,000

CLASS C    2,171,000     1,611,000

          $ 18,904,000  $ 9,059,000


SALES LOAD. FDC receives a front-end sales charge of up to 4.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. Contingent deferred sales charges are based on declining rates ranging from 5% to 1% for Class B and 1% for Class C, of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. In addition, purchases of Class A and Class T shares that were subject to a finder's fee bear a contingent deferred sales charge on assets that do not remain in the fund for at least one year. The Class A and Class T contingent deferred sales charge is based on 0.25% of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. A portion of the sales charges paid to FDC is paid to securities dealers, banks and other financial institutions.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

SALES LOAD - CONTINUED

For the period, sales charge amounts paid to and retained by FDC were as follows:

          PAID TO FDC  RETAINED BY FDC

CLASS A   $ 831,000    $ 324,000

CLASS T    1,848,000    827,000

CLASS B    3,139,000    3,139,00 *

CLASS C    180,000      180,000  *

          $ 5,998,000  $ 4,470,000

* WHEN CLASS B AND CLASS C SHARES ARE INITIALLY SOLD, FDC PAYS
COMMISSIONS FROM ITS OWN RESOURCES TO SECURITIES DEALERS,
 BANKS, AND OTHER FINANCIAL INSTITUTIONS THROUGH WHICH THE SALES ARE
MADE.

TRANSFER AGENT FEES. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

                       AMOUNT       % OF AVERAGE NET ASSETS

CLASS A                $ 305,000    .18

CLASS T                 4,275,000   .17

CLASS B                 1,999,000   .18

CLASS C                 357,000     .16

INSTITUTIONAL CLASS     256,000     .20

                       $ 7,192,000

ACCOUNTING FEES. Fidelity Service Company, Inc., an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $4,000 for the period.

5. INTERFUND LENDING PROGRAM.

The fund participated in the interfund lending program as a lender. The average daily loan balance during the period for which the loan was outstanding amounted to $6,326,000. The weighted average interest rate was 5.30%. Interest earned from the interfund lending program amounted to $1,000 and is included in interest income on the Statement of Operations.

6. EXPENSE REDUCTIONS.

FMR has directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $28,000 under this arrangement.

In addition, through an arrangement with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of expenses. During the period, the fund's custodian fees were reduced by $23,000 under this arrangement

7. DISTRIBUTIONS TO SHAREHOLDERS.

Distributions to shareholders of each class were as follows:

AMOUNTS IN THOUSANDS             YEARS ENDED OCTOBER 31,

                                 1999                     1998  A

FROM NET INVESTMENT INCOME

Class A                          $ 14,241                 $ 6,814

Class T                           218,969                  201,133

Class B                           91,163                   60,100

Class C                           16,708                   4,494

Institutional Class               11,786                   9,747

Total                            $ 352,867                $ 282,288

RETURN OF CAPITAL

Class A                          $ 679                    $ -

Class T                           10,440                   -

Class B                           4,346                    -

Class C                           797                      -

Institutional Class               562                      -

Total                            $ 16,824                 $ -

FROM NET REALIZED GAIN

Class A                          $ 1,446                  $ 1,152

Class T                           25,543                   52,313

Class B                           10,501                   14,488

Class C                           1,751                    165

Institutional Class               1,433                    2,242

Total                            $ 40,674                 $ 70,360

IN EXCESS OF NET REALIZED GAIN

Class A                          $ 1,056                  $ -

Class T                           18,641                   -

Class B                           7,663                    -

Class C                           1,278                    -

Institutional Class               1,046                    -

Total                            $ 29,684                 $ -

Total  Distributions             $ 440,049                $ 352,648

A SHARE TRANSACTIONS FOR CLASS C ARE FOR THE PERIOD NOVEMBER 3, 1997 (COMMENCEMENT OF SALE OF SHARES) TO OCTOBER 31, 1998.

8. SHARE TRANSACTIONS.

Transactions for each class of shares for the periods are as follows:

AMOUNTS IN THOUSANDS        SHARES                                          DOLLARS

                            YEAR ENDED OCTOBER 31,  YEAR ENDED OCTOBER 31,  YEAR ENDED OCTOBER 31,  YEAR ENDED OCTOBER 31,

                            1999                    1998 A                  1999                    1998  A



CLASS A Shares sold          13,700                  8,996                  $ 158,674               $ 113,312

Reinvestment of
distributions                1,173                   520                     13,495                  6,429

Shares redeemed              (5,559)                 (2,377)                 (64,643)                (29,080)

Net increase (decrease)      9,314                   7,139                  $ 107,526               $ 90,661

CLASS T Shares sold          101,408                 100,128                $ 1,178,382             $ 1,257,106

Reinvestment of
distributions                18,746                  16,088                  216,117                 201,460

Shares redeemed              (118,096)               (77,873)                (1,367,579)             (968,795)

Net increase (decrease)      2,058                   38,343                 $ 26,920                $ 489,771

CLASS B Shares sold          43,832                  47,554                 $ 507,464               $ 598,852

Reinvestment of
distributions                6,459                   3,879                   74,128                  48,184

Shares redeemed              (26,213)                (14,038)                (302,213)               (172,228)

Net increase (decrease)      24,078                  37,395                 $ 279,379               $ 474,808

CLASS C Shares sold          20,267                  15,155                 $ 234,940               $ 191,117

Reinvestment of
distributions                1,004                   210                     11,541                  2,549

Shares redeemed              (8,802)                 (3,662)                 (101,978)               (45,190)

Net increase (decrease)      12,469                  11,703                 $ 144,503               $ 148,476

INSTITUTIONAL CLASS Shares   11,210                  10,756                 $ 127,339               $ 133,230
sold

Reinvestment of
distributions                981                     822                     11,076                  10,139

Shares redeemed              (11,277)                (7,206)                 (128,034)               (88,085)

Net increase (decrease)      914                     4,372                  $ 10,381                $ 55,284


A SHARE TRANSACTIONS FOR CLASS C ARE FOR THE PERIOD NOVEMBER 3, 1997 (COMMENCEMENT OF SALE OF SHARES) TO OCTOBER 31, 1998.

INDEPENDENT AUDITORS' REPORT


To the Trustees of Fidelity Advisor Series II and Shareholders of
Fidelity Advisor High Yield Fund:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Fidelity Advisor High Yield Fund as of October 31, 1999 and the related statements of operations , changes in net assets and financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets for the year ended October 31, 1998 and the financial highlights for each of the years in the four-year period ended October 31, 1998 were audited by other auditors whose report, dated December 15, 1998, expressed an unqualified opinion on those statements and financial highlights.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned at October 31, 1999 by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Fidelity Advisor High Yield Fund at October 31, 1999, the results of its operations, the changes in its net assets, and its financial highlights for the year then ended in conformity with generally accepted accounting principles.

/s/DELOITTE & TOUCHE LLP
DELOITTE & TOUCHE LLP

Boston, Massachusetts
December 3, 1999

INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA

INVESTMENT SUB-ADVISERS
Fidelity Management & Research
(U.K.) Inc., London, England
Fidelity Management & Research
(Far East) Inc., Tokyo, Japan

OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Bart A. Grenier, Vice President
Margaret L. Eagle, Vice President
Eric D. Roiter, Secretary
Richard A. Silver, Treasurer
Matthew N. Karstetter, Deputy Treasurer
John H. Costello, Assistant Treasurer

BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *

ADVISORY BOARD
J. Gary Burkhead
Abigail P. Johnson
Ned C. Lautenbach

GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA

TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

CUSTODIAN
The Bank of New York
New York, NY

FOCUS FUNDS
Fidelity Advisor Consumer
Industries Fund
Fidelity Advisor Cyclical
Industries Fund
Fidelity Advisor Financial
Services Fund
Fidelity Advisor Health Care Fund
Fidelity Advisor Natural
Resources Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Utilities Growth Fund

GROWTH FUNDS
Fidelity Advisor Latin America Fund
Fidelity Advisor Emerging Asia Fund
Fidelity Advisor Japan Fund
Fidelity Advisor Europe Capital Appreciation Fund
Fidelity Advisor International
Capital Appreciation Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Diversified International Fund
Fidelity Advisor Global Equity Fund
Fidelity Advisor TechnoQuant(registered trademark)
Growth Fund
Fidelity Advisor Small Cap Fund
Fidelity Advisor Value Strategies Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Retirement Growth Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Large Cap Fund
Fidelity Advisor Dividend Growth Fund
Fidelity Advisor Growth
Opportunities Fund

GROWTH AND INCOME FUNDS
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund

TAXABLE INCOME FUNDS
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor High Yield Fund
Fidelity Advisor High Income Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Mortgage
Securities Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor Short Fixed-Income Fund

MUNICIPAL FUNDS
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Intermediate Municipal Income Fund

MONEY MARKET FUNDS
Prime Fund
Treasury Fund
Tax-Exempt Fund

(registered trademark)



FIDELITY(REGISTERED TRADEMARK) ADVISOR
INTERMEDIATE BOND
FUND - CLASS A, CLASS T, CLASS B
AND CLASS C

ANNUAL REPORT
OCTOBER 31, 1999

(2_FIDELITY_LOGOS)(registered trademark)

CONTENTS


PRESIDENT'S MESSAGE    3   Ned Johnson on investing
                           strategies.

PERFORMANCE            4   How the fund has done over
                           time.

FUND TALK              21  The manager's review of fund
                           performance, strategy and
                           outlook.

INVESTMENT CHANGES     24  A summary of major shifts in
                           the fund's investments over
                           the past six months.

INVESTMENTS            25  A complete list of the fund's
                           investments with their
                           market values.

FINANCIAL STATEMENTS   35  Statements of assets and
                           liabilities, operations, and
                           changes in net assets, as
                           well as financial highlights.

NOTES                  44  Notes to the financial
                           statements.

REPORT OF INDEPENDENT  51  The auditors' opinion.
ACCOUNTANTS

DISTRIBUTIONS          52


Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report is printed on recycled paper using soy-based inks.

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE
SUBMITTED FOR THE GENERAL INFORMATION
OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS
IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.

MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED
BY,
ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC,
FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT
INVESTED.

NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY ADVISOR FUND, INCLUDING CHARGES AND EXPENSES, CONTACT YOUR
INVESTMENT PROFESSIONAL FOR A FREE PROSPECTUS. READ IT CAREFULLY
BEFORE YOU INVEST OR SEND MONEY.

PRESIDENT'S MESSAGE


(PHOTO_OF_EDWARD_C_JOHNSON_3D)

DEAR SHAREHOLDER:

All major U.S. equity market indexes posted positive returns for the month of October, led by the technology-heavy NASDAQ Index, which climbed to a record high close during the month. Domestic bonds, however, turned in relatively flat performance, due in large part to lingering fears of a potential interest rate hike by the Federal Reserve Board, and its adoption of a tightening bias during the first week of the month.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.

An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.

If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

Remember to contact your investment professional if you need help with your investments.

Best regards,
Edward C. Johnson 3d

FIDELITY ADVISOR INTERMEDIATE BOND FUND - CLASS A
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the class' income, as reflected in its yield, to measure performance. The initial offering of Class A shares took place on September 3, 1996. Class A shares bear a 0.15% 12b-1 fee that is reflected in returns after September 3, 1996. Returns between September 10, 1992 (the date Class T shares were first offered) and September 3, 1996 are those of Class T and reflect Class T shares' 0.25% 12b-1 fee. Returns prior to September 10, 1992 are those of the Institutional Class, the original class of the fund, which does not bear a 12b-1 fee. Had Class A shares' 12b-1 fee been reflected, returns prior to September 10, 1992 would have been lower. If Fidelity had not reimbursed certain class expenses, the past five year and past 10 year total returns would have been lower.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED OCTOBER 31, 1999         PAST 1  YEAR  PAST 5  YEARS  PAST 10  YEARS

FIDELITY ADV INT BOND - CL A           1.00%         34.34%         95.05%

FIDELITY ADV INT BOND - CL A           -2.78%        29.30%         87.73%
(INCL. 3.75% SALES CHARGE)

LB Int Govt/Corp Bond                  0.99%         41.05%         104.47%

Short-Intermediate Investment          1.44%         35.05%         90.73%
Grade   Debt Funds Average


CUMULATIVE TOTAL RETURNS show Class A's performance in percentage terms over a set period - in this case, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class A's returns to those of the Lehman Brothers Intermediate Government/Corporate Bond Index - a market value-weighted index of government and investment-grade corporate fixed-rate debt issues with maturities between one and 10 years. To measure how Class A's performance stacked up against its peers, you can compare it to the short-intermediate investment grade debt funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past one year average represents a peer group of 93 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED OCTOBER 31, 1999   PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY ADV INT BOND - CL A     1.00%        6.08%         6.91%

FIDELITY ADV INT BOND - CL A     -2.78%       5.27%         6.50%
(INCL. 3.75% SALES CHARGE)

LB Int Gov/Corp Bond             0.99%        7.12%         7.41%

Short-Intermediate Investment    1.44%        6.19%         6.67%
Grade   Debt Funds Average

AVERAGE ANNUAL TOTAL RETURNS take Class A's cumulative return and show you what would have happened if Class A had performed at a constant rate each year.

$10,000 OVER 10 YEARS
             FA Intermed Bond -CL A      LB Intermediate Govt/Corp
             00261                       LB007
  1989/10/31       9625.00                    10000.00
  1989/11/30       9704.17                    10095.61
  1989/12/31       9720.17                    10123.24
  1990/01/31       9623.49                    10058.33
  1990/02/28       9655.14                    10094.95
  1990/03/31       9641.64                    10108.11
  1990/04/30       9579.31                    10073.02
  1990/05/31       9806.83                     9943.64
  1990/06/30       9937.94                    10432.22
  1990/07/31      10070.62                    10576.95
  1990/08/31       9986.56                    10533.53
  1990/09/30      10060.38                    10614.89
  1990/10/31      10155.19                    10738.13
  1990/11/30      10330.97                    10524.10
  1990/12/31      10489.27                    11050.17
  1991/01/31      10567.24                    11162.23
  1991/02/28      10651.99                    11251.48
  1991/03/31      10719.48                    11328.01
  1991/04/30      10839.04                    11451.47
  1991/05/31      10896.86                    11521.86
  1991/06/30      10900.14                    11529.98
  1991/07/31      11022.73                    11658.48
  1991/08/31      11254.14                    11881.06
  1991/09/30      11463.17                    12085.43
  1991/10/31      11598.81                    12223.37
  1991/11/30      11709.79                    12363.71
  1991/12/31      12079.19                    12665.67
  1992/01/31      11924.63                    12550.98
  1992/02/29      11955.56                    12600.54
  1992/03/31      11912.53                    12550.98
  1992/04/30      11979.47                    12661.29
  1992/05/31      12198.40                    12857.55
  1992/06/30      12370.41                    13047.89
  1992/07/31      12661.56                    13307.31
  1992/08/31      12778.63                    13440.42
  1992/09/30      12927.28                    13622.87
  1992/10/31      12736.50                    13446.12
  1992/11/30      12769.01                    13395.03
  1992/12/31      12940.10                    13574.40
  1993/01/31      13198.02                    13838.43
  1993/02/28      13461.36                    14056.62
  1993/03/31      13549.77                    14112.54
  1993/04/30      13632.97                    14226.13
  1993/05/31      13642.55                    14194.55
  1993/06/30      13913.03                    14417.35
  1993/07/31      14020.79                    14452.66
  1993/08/31      14329.21                    14681.81
  1993/09/30      14370.25                    14742.77
  1993/10/31      14447.63                    14782.25
  1993/11/30      14364.90                    14699.79
  1993/12/31      14427.34                    14767.12
  1994/01/31      14579.71                    14931.14
  1994/02/28      14297.92                    14710.32
  1994/03/31      14020.96                    14467.57
  1994/04/30      13965.22                    14369.11
  1994/05/31      13917.03                    14378.76
  1994/06/30      13913.17                    14380.73
  1994/07/31      14045.20                    14587.74
  1994/08/31      14043.53                    14633.35
  1994/09/30      13973.82                    14498.71
  1994/10/31      13974.68                    14496.73
  1994/11/30      14014.74                    14430.95
  1994/12/31      14071.49                    14482.04
  1995/01/31      14224.45                    14726.11
  1995/02/28      14400.31                    15031.58
  1995/03/31      14473.90                    15117.54
  1995/04/30      14616.59                    15304.15
  1995/05/31      14973.63                    15766.85
  1995/06/30      15062.23                    15872.55
  1995/07/31      15054.17                    15874.74
  1995/08/31      15175.00                    16019.25
  1995/09/30      15281.84                    16135.26
  1995/10/31      15435.23                    16315.07
  1995/11/30      15616.20                    16529.54
  1995/12/31      15787.33                    16702.78
  1996/01/31      15917.81                    16846.85
  1996/02/29      15721.16                    16649.05
  1996/03/31      15660.27                    16563.31
  1996/04/30      15581.13                    16504.76
  1996/05/31      15562.10                    16492.26
  1996/06/30      15704.61                    16667.47
  1996/07/31      15745.77                    16717.03
  1996/08/31      15772.16                    16730.19
  1996/09/30      15944.83                    16963.29
  1996/10/31      16197.08                    17263.06
  1996/11/30      16383.93                    17490.68
  1996/12/31      16294.89                    17378.62
  1997/01/31      16363.81                    17446.16
  1997/02/28      16379.24                    17479.50
  1997/03/31      16277.30                    17358.89
  1997/04/30      16456.90                    17562.83
  1997/05/31      16560.01                    17708.65
  1997/06/30      16723.97                    17870.27
  1997/07/31      17030.64                    18233.85
  1997/08/31      16965.71                    18142.19
  1997/09/30      17141.01                    18353.14
  1997/10/31      17303.81                    18556.42
  1997/11/30      17335.94                    18597.43
  1997/12/31      17468.58                    18746.11
  1998/01/31      17681.32                    18991.71
  1998/02/28      17673.31                    18977.24
  1998/03/31      17740.04                    19038.20
  1998/04/30      17804.18                    19133.59
  1998/05/31      17937.45                    19273.94
  1998/06/30      18036.03                    19396.96
  1998/07/31      18085.81                    19465.37
  1998/08/31      18287.92                    19771.28
  1998/09/30      18625.03                    20267.97
  1998/10/31      18586.58                    20248.02
  1998/11/30      18635.64                    20246.48
  1998/12/31      18719.77                    20327.84
  1999/01/31      18839.49                    20439.45
  1999/02/28      18635.92                    20139.03
  1999/03/31      18755.88                    20289.31
  1999/04/30      18821.42                    20351.61
  1999/05/31      18660.65                    20194.95
  1999/06/30      18636.91                    20209.04
  1999/07/31      18617.84                    20191.22
  1999/08/31      18598.44                    20206.55
  1999/09/30      18773.96                    20395.06
  1999/10/29      18773.17                    20447.00
IMATRL PRASUN   SHR__CHT 19991031 19991112 091945 R00000000000123

$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Intermediate Bond Fund - Class A on October 31, 1989, and the current 3.75% sales charge was paid. As the chart shows, by October 31, 1999, the value of the investment would have grown to $18,773 - a 87.73% increase on the initial investment. For comparison, look at how the Lehman Brothers Intermediate Government/Corporate Bond Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $20,447 - a 104.47% increase.

(checkmark)UNDERSTANDING
PERFORMANCE

How a fund did yesterday is
no guarantee of how it will
do tomorrow. Bond prices, for
example, generally move in the
opposite direction of interest
rates. In turn, the share price,
return and yield of a fund that
invests in bonds will vary. That
means if you sell your shares
during a market downturn, you
might lose money. But if you can
ride out the market's ups and
downs, you may have a gain.

TOTAL RETURN COMPONENTS

                  YEARS ENDED OCTOBER 31,                SEPTEMBER 3, 1996
                                                         (COMMENCEMENT OF SALE OF
                                                         CLASS A SHARES) TO  OCTOBER
                                                         31,

                  1999                     1998   1997   1996

Dividend returns  5.36%                    5.71%  6.16%  1.00%

Capital returns   -4.36%                   1.70%  0.67%  1.64%

Total returns     1.00%                    7.41%  6.83%  2.64%


TOTAL RETURN COMPONENTS include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the class. A capital return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains, if any, paid by the class are reinvested and exclude the effect of sales charges.

DIVIDENDS AND YIELD

PERIODS ENDED OCTOBER 31, 1999  PAST 1 MONTH  PAST 6 MONTHS  PAST 1 YEAR

Dividends per share             4.96(cents)   29.12(cents)   57.60(cents)

Annualized dividend rate        5.68%         5.56%          5.46%

30-day annualized yield         5.86%         -              -

DIVIDENDS per share show the income paid by the class for a set period and do not reflect any tax reclassifications. If you annualize this number, based on an average share price of $10.28 over the past one month, $10.39 over the past six months and $10.54 over the past one year, you can compare the class' income over these three periods. The 30-day annualized YIELD is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. The offering share price used in the calculation of the yield includes the effect of Class A's current 3.75% sales charge.

FIDELITY ADVISOR INTERMEDIATE BOND FUND - CLASS T
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the class' income, as reflected in its yield, to measure performance. The initial offering of Class T shares, took place on September 10, 1992. Class T shares bear a 0.25% 12b-1 fee that is reflected in returns after September 10, 1992. Returns prior to that date are those of the Institutional Class, the original class of the fund, which does not bear a 12b-1 fee. Had Class T shares' 12b-1 fee been reflected, returns prior to September 10, 1992 would have been lower. If Fidelity had not reimbursed certain class expenses, the past five year and past 10 year total returns would have been lower.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED OCTOBER 31, 1999     PAST 1  YEAR  PAST 5  YEARS  PAST 10  YEARS

FIDELITY ADV INT BOND - CL T       0.98%         34.14%         94.76%

FIDELITY ADV INT BOND - CL T       -1.80%        30.45%         89.40%
(INCL. 2.75% SALES CHARGE)

LB Int Govt/Corp Bond              0.99%         41.05%         104.47%

Short-Intermediate Investment      1.44%         35.05%         90.73%
Grade   Debt Funds Average


CUMULATIVE TOTAL RETURNS show Class T's performance in percentage terms over a set period - in this case, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class T's returns to those of the Lehman Brothers Intermediate Government/Corporate Bond Index - a market value-weighted index of government and investment-grade corporate fixed-rate debt issues with maturities between one and 10 years. To measure how Class T's performance stacked up against its peers, you can compare it to the short-intermediate investment grade debt funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past one year average represents a peer group of 93 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED OCTOBER 31, 1999   PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY ADV INT BOND - CL T     0.98%        6.05%         6.89%

FIDELITY ADV INT BOND - CL T     -1.80%       5.46%         6.60%
(INCL. 2.75% SALES CHARGE)

LB Int Govt/Corp Bond            0.99%        7.12%         7.41%

Short-Intermediate Investment    1.44%        6.19%         6.67%
Grade   Debt Funds Average

AVERAGE ANNUAL TOTAL RETURNS take Class T's cumulative return and show you what would have happened if Class T had performed at a constant rate each year.

$10,000 OVER 10 YEARS
             FA Intermed Bond -CL T      LB Intermediate Govt/Corp
             00287                       LB007
  1989/10/31       9725.00                    10000.00
  1989/11/30       9804.99                    10095.61
  1989/12/31       9821.15                    10123.24
  1990/01/31       9723.47                    10058.33
  1990/02/28       9755.46                    10094.95
  1990/03/31       9741.81                    10108.11
  1990/04/30       9678.83                    10073.02
  1990/05/31       9908.72                     9943.64
  1990/06/30      10041.19                    10432.22
  1990/07/31      10175.25                    10576.95
  1990/08/31      10090.31                    10533.53
  1990/09/30      10164.90                    10614.89
  1990/10/31      10260.70                    10738.13
  1990/11/30      10438.31                    10524.10
  1990/12/31      10598.25                    11050.17
  1991/01/31      10677.03                    11162.23
  1991/02/28      10762.66                    11251.48
  1991/03/31      10830.85                    11328.01
  1991/04/30      10951.65                    11451.47
  1991/05/31      11010.07                    11521.86
  1991/06/30      11013.39                    11529.98
  1991/07/31      11137.25                    11658.48
  1991/08/31      11371.07                    11881.06
  1991/09/30      11582.27                    12085.43
  1991/10/31      11719.32                    12223.37
  1991/11/30      11831.45                    12363.71
  1991/12/31      12204.69                    12665.67
  1992/01/31      12048.52                    12550.98
  1992/02/29      12079.77                    12600.54
  1992/03/31      12036.29                    12550.98
  1992/04/30      12103.93                    12661.29
  1992/05/31      12325.13                    12857.55
  1992/06/30      12498.93                    13047.89
  1992/07/31      12793.11                    13307.31
  1992/08/31      12911.39                    13440.42
  1992/09/30      13061.59                    13622.87
  1992/10/31      12868.82                    13446.12
  1992/11/30      12901.67                    13395.03
  1992/12/31      13074.55                    13574.40
  1993/01/31      13335.14                    13838.43
  1993/02/28      13601.21                    14056.62
  1993/03/31      13690.55                    14112.54
  1993/04/30      13774.61                    14226.13
  1993/05/31      13784.29                    14194.55
  1993/06/30      14057.58                    14417.35
  1993/07/31      14166.46                    14452.66
  1993/08/31      14478.09                    14681.81
  1993/09/30      14519.56                    14742.77
  1993/10/31      14597.73                    14782.25
  1993/11/30      14514.15                    14699.79
  1993/12/31      14577.24                    14767.12
  1994/01/31      14731.19                    14931.14
  1994/02/28      14446.47                    14710.32
  1994/03/31      14166.64                    14467.57
  1994/04/30      14110.31                    14369.11
  1994/05/31      14061.62                    14378.76
  1994/06/30      14057.72                    14380.73
  1994/07/31      14191.12                    14587.74
  1994/08/31      14189.44                    14633.35
  1994/09/30      14119.01                    14498.71
  1994/10/31      14119.87                    14496.73
  1994/11/30      14160.35                    14430.95
  1994/12/31      14217.69                    14482.04
  1995/01/31      14372.23                    14726.11
  1995/02/28      14549.92                    15031.58
  1995/03/31      14624.27                    15117.54
  1995/04/30      14768.45                    15304.15
  1995/05/31      15129.20                    15766.85
  1995/06/30      15218.72                    15872.55
  1995/07/31      15210.58                    15874.74
  1995/08/31      15332.66                    16019.25
  1995/09/30      15440.62                    16135.26
  1995/10/31      15595.59                    16315.07
  1995/11/30      15778.44                    16529.54
  1995/12/31      15951.36                    16702.78
  1996/01/31      16083.19                    16846.85
  1996/02/29      15884.50                    16649.05
  1996/03/31      15822.97                    16563.31
  1996/04/30      15743.02                    16504.76
  1996/05/31      15723.79                    16492.26
  1996/06/30      15867.78                    16667.47
  1996/07/31      15909.36                    16717.03
  1996/08/31      15936.03                    16730.19
  1996/09/30      16126.17                    16963.29
  1996/10/31      16380.13                    17263.06
  1996/11/30      16583.76                    17490.68
  1996/12/31      16495.13                    17378.62
  1997/01/31      16548.18                    17446.16
  1997/02/28      16562.16                    17479.50
  1997/03/31      16458.91                    17358.89
  1997/04/30      16639.44                    17562.83
  1997/05/31      16742.98                    17708.65
  1997/06/30      16891.36                    17870.27
  1997/07/31      17216.91                    18233.85
  1997/08/31      17134.44                    18142.19
  1997/09/30      17326.81                    18353.14
  1997/10/31      17490.22                    18556.42
  1997/11/30      17505.45                    18597.43
  1997/12/31      17654.41                    18746.11
  1998/01/31      17868.50                    18991.71
  1998/02/28      17859.42                    18977.24
  1998/03/31      17926.00                    19038.20
  1998/04/30      17989.44                    19133.59
  1998/05/31      18106.40                    19273.94
  1998/06/30      18205.41                    19396.96
  1998/07/31      18255.03                    19465.37
  1998/08/31      18458.28                    19771.28
  1998/09/30      18797.08                    20267.97
  1998/10/31      18756.83                    20248.02
  1998/11/30      18802.86                    20246.48
  1998/12/31      18885.72                    20327.84
  1999/01/31      19021.74                    20439.45
  1999/02/28      18797.06                    20139.03
  1999/03/31      18916.17                    20289.31
  1999/04/30      18980.80                    20351.61
  1999/05/31      18834.31                    20194.95
  1999/06/30      18809.55                    20209.04
  1999/07/31      18770.43                    20191.22
  1999/08/31      18767.13                    20206.55
  1999/09/30      18942.56                    20395.06
  1999/10/29      18940.31                    20447.00
IMATRL PRASUN   SHR__CHT 19991031 19991112 092152 R00000000000123

$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Intermediate Bond Fund - Class T on October 31, 1989, and the current 2.75% sales charge was paid. As the chart shows, by October 31, 1999, the value of the investment would have grown to $18,940 - a 89.40% increase on the initial investment. For comparison, look at how the Lehman Brothers Intermediate Government/Corporate Bond Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $20,447 - a 104.47% increase.

(checkmark)UNDERSTANDING
PERFORMANCE

How a fund did yesterday is
no guarantee of how it will do
tomorrow. Bond prices, for
example, generally move in
the opposite direction of
interest rates. In turn, the
share price, return and yield
of a fund that invests in bonds
will vary. That means if you
sell your shares during a
market downturn, you might
lose money. But if you can ride
out the market's ups and
downs, you may have a gain.

TOTAL RETURN COMPONENTS

                  YEARS ENDED OCTOBER 31,

                  1999                     1998   1997   1996    1995

Dividend returns  5.25%                    5.64%  6.12%  6.53%   6.46%

Capital returns   -4.27%                   1.60%  0.66%  -1.50%   3.99%

Total returns     0.98%                    7.24%  6.78%  5.03%   10.45%

TOTAL RETURN COMPONENTS include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the class. A capital return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains, if any, paid by the class are reinvested and exclude the effect of sales charges.

DIVIDENDS AND YIELD

PERIODS ENDED OCTOBER 31, 1999  PAST 1 MONTH  PAST 6 MONTHS  PAST 1 YEAR

Dividends per share             4.88(cents)   28.59(cents)   56.33(cents)

Annualized dividend rate        5.58%         5.46%          5.34%

30-day annualized yield         5.84%         -              -

DIVIDENDS per share show the income paid by the class for a set period and do not reflect any tax reclassifications. If you annualize this number, based on an average share price of $10.29 over the past one month, $10.39 over the past six months and $10.54 over the past one year, you can compare the class' income over these three periods. The 30-day annualized YIELD is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. The offering share price used in the calculation of the yield includes the effect of Class T's current 2.75% sales charge.

FIDELITY ADVISOR INTERMEDIATE BOND FUND - CLASS B
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the class' income, as reflected in its yield, to measure performance.

The initial offering of Class B shares took place on June 30, 1994. Class B shares bear a 0.90% 12b-1 fee (1.00% prior to January 1, 1996) that is reflected in returns after June 30, 1994. Returns between September 10, 1992 (the date Class T shares were first offered) and June 30, 1994 are those of Class T and reflect Class T shares' 0.25% 12b-1 fee. Returns prior to September 10, 1992 are those of the Institutional Class, the original class of the fund, which does not bear a 12b-1 fee. Had Class B shares' 12b-1 fee been reflected, returns prior to June 30, 1994 would have been lower. Class B shares' contingent deferred sales charges included in the past one year, past five years and past 10 years total return figures are 3%, 0% and 0%, respectively. If Fidelity had not reimbursed certain class expenses, the past five year and past 10 year total returns would have been lower.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED OCTOBER 31, 1999     PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY ADV INT BOND - CL B       0.37%        29.71%        87.54%

FIDELITY ADV INT BOND - CL B       -2.51%       29.71%        87.54%
(INCL. CONTINGENT DEFERRED
SALES CHARGE)

LB Int Govt/Corp Bond              0.99%        41.05%        104.47%

Short-Intermediate Investment      1.44%        35.05%        90.73%
Grade   Debt Funds Average

CUMULATIVE TOTAL RETURNS show Class B's performance in percentage terms over a set period - in this case, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class B's returns to those of the Lehman Brothers Intermediate Government/Corporate Bond Index - a market value-weighted index of government and investment-grade corporate fixed-rate debt issues with maturities between one and 10 years. To measure how Class B's performance stacked up against its peers, you can compare it to the short-intermediate investment grade debt funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past one year average represents a peer group of 93 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED  OCTOBER 31,     PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS
1999

FIDELITY ADV INT BOND - CL B   0.37%        5.34%         6.49%

FIDELITY ADV INT BOND - CL B   -2.51%       5.34%         6.49%
(INCL. CONTINGENT DEFERRED
SALES CHARGE)

LB Int Govt/Corp Bond          0.99%        7.12%         7.41%

Short-Intermediate Investment  1.44%        6.19%         6.67%
Grade   Debt Funds Average

AVERAGE ANNUAL TOTAL RETURNS take Class B's cumulative return and show you what would have happened if Class B had performed at a constant rate each year.

$10,000 OVER 10 YEARS
             FA Intermed Bond -CL B      LB Intermediate Govt/Corp
             00687                       LB007
  1989/10/31      10000.00                    10000.00
  1989/11/30      10082.25                    10095.61
  1989/12/31      10098.87                    10123.24
  1990/01/31       9998.43                    10058.33
  1990/02/28      10031.32                    10094.95
  1990/03/31      10017.29                    10108.11
  1990/04/30       9952.53                    10073.02
  1990/05/31      10188.91                     9943.64
  1990/06/30      10325.14                    10432.22
  1990/07/31      10462.99                    10576.95
  1990/08/31      10375.64                    10533.53
  1990/09/30      10452.34                    10614.89
  1990/10/31      10550.84                    10738.13
  1990/11/30      10733.48                    10524.10
  1990/12/31      10897.94                    11050.17
  1991/01/31      10978.96                    11162.23
  1991/02/28      11067.01                    11251.48
  1991/03/31      11137.12                    11328.01
  1991/04/30      11261.34                    11451.47
  1991/05/31      11321.41                    11521.86
  1991/06/30      11324.82                    11529.98
  1991/07/31      11452.18                    11658.48
  1991/08/31      11692.61                    11881.06
  1991/09/30      11909.79                    12085.43
  1991/10/31      12050.71                    12223.37
  1991/11/30      12166.01                    12363.71
  1991/12/31      12549.81                    12665.67
  1992/01/31      12389.22                    12550.98
  1992/02/29      12421.36                    12600.54
  1992/03/31      12376.65                    12550.98
  1992/04/30      12446.20                    12661.29
  1992/05/31      12673.66                    12857.55
  1992/06/30      12852.37                    13047.89
  1992/07/31      13154.87                    13307.31
  1992/08/31      13276.50                    13440.42
  1992/09/30      13430.94                    13622.87
  1992/10/31      13232.72                    13446.12
  1992/11/30      13266.50                    13395.03
  1992/12/31      13444.26                    13574.40
  1993/01/31      13712.23                    13838.43
  1993/02/28      13985.82                    14056.62
  1993/03/31      14077.69                    14112.54
  1993/04/30      14164.13                    14226.13
  1993/05/31      14174.08                    14194.55
  1993/06/30      14455.09                    14417.35
  1993/07/31      14567.05                    14452.66
  1993/08/31      14887.49                    14681.81
  1993/09/30      14930.13                    14742.77
  1993/10/31      15010.52                    14782.25
  1993/11/30      14924.57                    14699.79
  1993/12/31      14989.45                    14767.12
  1994/01/31      15147.75                    14931.14
  1994/02/28      14854.98                    14710.32
  1994/03/31      14567.23                    14467.57
  1994/04/30      14509.32                    14369.11
  1994/05/31      14459.25                    14378.76
  1994/06/30      14455.24                    14380.73
  1994/07/31      14576.71                    14587.74
  1994/08/31      14564.29                    14633.35
  1994/09/30      14482.05                    14498.71
  1994/10/31      14458.50                    14496.73
  1994/11/30      14490.41                    14430.95
  1994/12/31      14524.52                    14482.04
  1995/01/31      14672.93                    14726.11
  1995/02/28      14846.18                    15031.58
  1995/03/31      14926.54                    15117.54
  1995/04/30      15050.02                    15304.15
  1995/05/31      15422.98                    15766.85
  1995/06/30      15519.04                    15872.55
  1995/07/31      15487.18                    15874.74
  1995/08/31      15602.99                    16019.25
  1995/09/30      15704.55                    16135.26
  1995/10/31      15853.54                    16315.07
  1995/11/30      16029.31                    16529.54
  1995/12/31      16196.40                    16702.78
  1996/01/31      16307.38                    16846.85
  1996/02/29      16112.92                    16649.05
  1996/03/31      16026.14                    16563.31
  1996/04/30      15950.86                    16504.76
  1996/05/31      15906.06                    16492.26
  1996/06/30      16058.75                    16667.47
  1996/07/31      16075.68                    16717.03
  1996/08/31      16092.98                    16730.19
  1996/09/30      16276.63                    16963.29
  1996/10/31      16540.20                    17263.06
  1996/11/30      16721.18                    17490.68
  1996/12/31      16622.05                    17378.62
  1997/01/31      16682.65                    17446.16
  1997/02/28      16687.46                    17479.50
  1997/03/31      16572.04                    17358.89
  1997/04/30      16728.34                    17562.83
  1997/05/31      16838.71                    17708.65
  1997/06/30      16978.65                    17870.27
  1997/07/31      17279.38                    18233.85
  1997/08/31      17202.61                    18142.19
  1997/09/30      17369.93                    18353.14
  1997/10/31      17524.05                    18556.42
  1997/11/30      17529.32                    18597.43
  1997/12/31      17669.48                    18746.11
  1998/01/31      17890.24                    18991.71
  1998/02/28      17871.95                    18977.24
  1998/03/31      17928.22                    19038.20
  1998/04/30      17981.99                    19133.59
  1998/05/31      18088.30                    19273.94
  1998/06/30      18193.99                    19396.96
  1998/07/31      18215.53                    19465.37
  1998/08/31      18408.07                    19771.28
  1998/09/30      18736.42                    20267.97
  1998/10/31      18686.06                    20248.02
  1998/11/30      18723.95                    20246.48
  1998/12/31      18796.79                    20327.84
  1999/01/31      18905.31                    20439.45
  1999/02/28      18688.90                    20139.03
  1999/03/31      18797.87                    20289.31
  1999/04/30      18854.54                    20351.61
  1999/05/31      18681.67                    20194.95
  1999/06/30      18664.89                    20209.04
  1999/07/31      18615.96                    20191.22
  1999/08/31      18602.65                    20206.55
  1999/09/30      18748.68                    20395.06
  1999/10/29      18754.43                    20447.00
IMATRL PRASUN   SHR__CHT 19991031 19991112 091957 R00000000000123

$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Intermediate Bond Fund - Class B on October 31, 1989. As the chart shows, by October 31, 1999 the value of the investment would have been $18,754 - a 87.54% increase on the initial investment. For comparison, look at how the Lehman Brothers Intermediate Government/Corporate Bond Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $20,447 - a 104.47% increase.

(checkmark)UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will
do tomorrow. Bond prices, for
example, generally move in
the opposite direction of
interest rates. In turn, the
share price, return and yield
of a fund that invests in bonds
will vary. That means if you
sell your shares during a
market downturn, you might
lose money. But if you can ride
out the market's ups and downs,
you may have a gain.

TOTAL RETURN COMPONENTS

                  YEARS ENDED OCTOBER 31,

                  1999                     1998   1997   1996    1995

Dividend returns  4.65%                    4.93%  5.38%  5.83%   5.66%

Capital returns   -4.28%                   1.70%  0.57%  -1.50%  3.99%

Total returns     0.37%                    6.63%  5.95%  4.33%   9.65%

TOTAL RETURN COMPONENTS include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the class. A capital return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains, if any, paid by the class are reinvested and exclude the effect of sales charges.

DIVIDENDS AND YIELD

PERIODS ENDED OCTOBER 31, 1999  PAST 1 MONTH  PAST 6 MONTHS  PAST 1 YEAR

Dividends per share             4.32(cents)   25.27(cents)   49.89(cents)

Annualized dividend rate        4.95%         4.83%          4.74%

30-day annualized yield         5.37%         -              -

DIVIDENDS per share show the income paid by the class for a set period and do not reflect any tax reclassifications. If you annualize this number, based on an average share price of $10.28 over the past one month, $10.38 over the past six months and $10.53 over the past one year, you can compare the class' income over these three periods. The 30-day annualized YIELD is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. The offering share price used in the calculation of the yield excludes the effect of Class B's contingent deferred sales charge.

FIDELITY ADVISOR INTERMEDIATE BOND FUND - CLASS C
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the class' income, as reflected in its yield, to measure performance.

The initial offering of Class C shares took place on November 3, 1997. Class C shares bear a 1.00% 12b-1 fee that is reflected in returns after November 3, 1997. Returns between June 30, 1994 (the date Class B shares were first offered) and November 3, 1997 are those of Class B and reflect Class B shares' 0.90% 12b-1 fee (1.00% prior to January 1,
1996). Returns between September 10, 1992 (the date Class T shares were first offered) and June 30, 1994 are those of Class T and reflect Class T shares' 0.25% 12b-1 fee. Returns prior to September 10, 1992 are those of the Institutional Class, the original class of the fund, which does not bear a 12b-1 fee. Had Class C shares' 12b-1 fee been reflected, returns between November 3, 1997 and January 1, 1996 and prior to June 30, 1994 would have been lower. Class C shares' contingent deferred sales charge included in the past one year, past five years and past 10 years total return figures are 1%, 0% and 0%, respectively. If Fidelity had not reimbursed certain class expenses, the five year and past 10 year total returns would have been lower.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED OCTOBER 31, 1999     PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY ADV INT BOND - CL C       0.19%        29.09%        86.64%

FIDELITY ADV INT BOND - CL C       -0.77%       29.09%        86.64%
(INCL. CONTINGENT DEFERRED
SALES CHARGE)

LB Int Govt/Corp Bond              0.99%        41.05%        104.47%

Short-Intermediate Investment      1.44%        35.05%        90.73%
Grade   Debt Funds Average

CUMULATIVE TOTAL RETURNS show Class C's performance in percentage terms over a set period - in this case, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class C's returns to those of the Lehman Brothers Intermediate Government/Corporate Bond Index - a market value-weighted index of government and investment-grade corporate fixed-rate debt issues with maturities between one and 10 years. To measure how Class C's performance stacked up against its peers, you can compare it to the short-intermediate investment grade debt funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past one year average represents a peer group of 93 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED OCTOBER 31, 1999   PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY ADV INT BOND - CL C     0.19%        5.24%         6.44%

FIDELITY ADV INT BOND - CL C     -0.77%       5.24%         6.44%
(INCL. CONTINGENT DEFERRED
SALES CHARGE)

LB Int Govt/Corp Bond            0.99%        7.12%         7.41%

Short-Intermediate Investment    1.44%        6.19%         6.67%
Grade   Debt Funds Average

AVERAGE ANNUAL TOTAL RETURNS take Class C's cumulative return and show you what would have happened if Class C had performed at a constant rate each year.

$10,000 OVER 10 YEARS
             FA Intermed Bond -CL C      LB Intermediate Govt/Corp
             00524                       LB007
  1989/10/31      10000.00                    10000.00
  1989/11/30      10082.25                    10095.61
  1989/12/31      10098.87                    10123.24
  1990/01/31       9998.43                    10058.33
  1990/02/28      10031.32                    10094.95
  1990/03/31      10017.29                    10108.11
  1990/04/30       9952.53                    10073.02
  1990/05/31      10188.91                     9943.64
  1990/06/30      10325.14                    10432.22
  1990/07/31      10462.99                    10576.95
  1990/08/31      10375.64                    10533.53
  1990/09/30      10452.34                    10614.89
  1990/10/31      10550.84                    10738.13
  1990/11/30      10733.48                    10524.10
  1990/12/31      10897.94                    11050.17
  1991/01/31      10978.96                    11162.23
  1991/02/28      11067.01                    11251.48
  1991/03/31      11137.12                    11328.01
  1991/04/30      11261.34                    11451.47
  1991/05/31      11321.41                    11521.86
  1991/06/30      11324.82                    11529.98
  1991/07/31      11452.18                    11658.48
  1991/08/31      11692.61                    11881.06
  1991/09/30      11909.79                    12085.43
  1991/10/31      12050.71                    12223.37
  1991/11/30      12166.01                    12363.71
  1991/12/31      12549.81                    12665.67
  1992/01/31      12389.22                    12550.98
  1992/02/29      12421.36                    12600.54
  1992/03/31      12376.65                    12550.98
  1992/04/30      12446.20                    12661.29
  1992/05/31      12673.66                    12857.55
  1992/06/30      12852.37                    13047.89
  1992/07/31      13154.87                    13307.31
  1992/08/31      13276.50                    13440.42
  1992/09/30      13430.94                    13622.87
  1992/10/31      13232.72                    13446.12
  1992/11/30      13266.50                    13395.03
  1992/12/31      13444.26                    13574.40
  1993/01/31      13712.23                    13838.43
  1993/02/28      13985.82                    14056.62
  1993/03/31      14077.69                    14112.54
  1993/04/30      14164.13                    14226.13
  1993/05/31      14174.08                    14194.55
  1993/06/30      14455.09                    14417.35
  1993/07/31      14567.05                    14452.66
  1993/08/31      14887.49                    14681.81
  1993/09/30      14930.13                    14742.77
  1993/10/31      15010.52                    14782.25
  1993/11/30      14924.57                    14699.79
  1993/12/31      14989.45                    14767.12
  1994/01/31      15147.75                    14931.14
  1994/02/28      14854.98                    14710.32
  1994/03/31      14567.23                    14467.57
  1994/04/30      14509.32                    14369.11
  1994/05/31      14459.25                    14378.76
  1994/06/30      14455.24                    14380.73
  1994/07/31      14576.71                    14587.74
  1994/08/31      14564.29                    14633.35
  1994/09/30      14482.05                    14498.71
  1994/10/31      14458.50                    14496.73
  1994/11/30      14490.41                    14430.95
  1994/12/31      14524.52                    14482.04
  1995/01/31      14672.93                    14726.11
  1995/02/28      14846.18                    15031.58
  1995/03/31      14926.54                    15117.54
  1995/04/30      15050.02                    15304.15
  1995/05/31      15422.98                    15766.85
  1995/06/30      15519.04                    15872.55
  1995/07/31      15487.18                    15874.74
  1995/08/31      15602.99                    16019.25
  1995/09/30      15704.55                    16135.26
  1995/10/31      15853.54                    16315.07
  1995/11/30      16029.31                    16529.54
  1995/12/31      16196.40                    16702.78
  1996/01/31      16307.38                    16846.85
  1996/02/29      16112.92                    16649.05
  1996/03/31      16026.14                    16563.31
  1996/04/30      15950.86                    16504.76
  1996/05/31      15906.06                    16492.26
  1996/06/30      16058.75                    16667.47
  1996/07/31      16075.68                    16717.03
  1996/08/31      16092.98                    16730.19
  1996/09/30      16276.63                    16963.29
  1996/10/31      16540.20                    17263.06
  1996/11/30      16721.18                    17490.68
  1996/12/31      16622.05                    17378.62
  1997/01/31      16682.65                    17446.16
  1997/02/28      16687.46                    17479.50
  1997/03/31      16572.04                    17358.89
  1997/04/30      16728.34                    17562.83
  1997/05/31      16838.71                    17708.65
  1997/06/30      16978.65                    17870.27
  1997/07/31      17279.38                    18233.85
  1997/08/31      17202.61                    18142.19
  1997/09/30      17369.93                    18353.14
  1997/10/31      17524.05                    18556.42
  1997/11/30      17524.84                    18597.43
  1997/12/31      17661.74                    18746.11
  1998/01/31      17863.79                    18991.71
  1998/02/28      17829.43                    18977.24
  1998/03/31      17884.15                    19038.20
  1998/04/30      17936.29                    19133.59
  1998/05/31      18040.66                    19273.94
  1998/06/30      18144.67                    19396.96
  1998/07/31      18164.69                    19465.37
  1998/08/31      18354.93                    19771.28
  1998/09/30      18698.27                    20267.97
  1998/10/31      18629.33                    20248.02
  1998/11/30      18666.76                    20246.48
  1998/12/31      18738.22                    20327.84
  1999/01/31      18863.37                    20439.45
  1999/02/28      18628.41                    20139.03
  1999/03/31      18735.63                    20289.31
  1999/04/30      18790.26                    20351.61
  1999/05/31      18616.60                    20194.95
  1999/06/30      18598.38                    20209.04
  1999/07/31      18548.39                    20191.22
  1999/08/31      18533.73                    20206.55
  1999/09/30      18677.80                    20395.06
  1999/10/29      18664.38                    20447.00
IMATRL PRASUN   SHR__CHT 19991031 19991112 092141 R00000000000123

$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Intermediate Bond Fund - Class C on October 31, 1989. As the chart shows, by October 31, 1999 the value of the investment would have been $18,664 - a 86.64% increase on the initial investment. For comparison, look at how the Lehman Brothers Intermediate Government/Corporate Bond Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $20,447 - a 104.47% increase.

(checkmark)UNDERSTANDING
PERFORMANCE

How a fund did yesterday is
no guarantee of how it will do
tomorrow. Bond prices, for
example, generally move in
the opposite direction of
interest rates. In turn, the
share price, return and yield
of a fund that invests in bonds
will vary. That means if you
sell your shares during a
market downturn, you might
lose money. But if you can ride
out the market's ups and downs,
you may have a gain.

TOTAL RETURN COMPONENTS

                  YEAR ENDED OCTOBER 31,  NOVEMBER 3, 1997
                                          (COMMENCEMENT OF SALE OF
                                          CLASS C SHARES) TO OCTOBER 31,

                  1999                    1998

Dividend returns  4.56%                   4.77%

Capital returns   -4.37%                  1.80%

Total returns     0.19%                   6.57%

TOTAL RETURN COMPONENTS include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the class. A capital return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains, if any, paid by the class are reinvested and exclude the effect of sales charges.

DIVIDENDS AND YIELD

PERIOD ENDED OCTOBER 31, 1999  PAST 1 MONTH  PAST 6 MONTHS  PAST 1 YEAR

Dividends per share            4.26(cents)   24.81(cents)   49.04(cents)

Annualized dividend rate       4.88%         4.74%          4.66%

30-day annualized yield        5.29%         -              -

DIVIDENDS per share show the income paid by the class for a set period and do not reflect any tax reclassifications. If you annualize this number, based on an average share price of $10.27 over the past one month, $10.38 over the past six months and $10.53 over the past one year, you can compare the class' income over these three periods. The 30-day annualized YIELD is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. The offering share price used in the calculation of the yield excludes the effect of Class C's contingent deferred sales charge.

FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP

Rising interest rates stormed onto
the scene, leaving most bonds
standing by the wayside during
the 12-month period that ended
October 31, 1999. The Lehman
Brothers Aggregate Bond Index, a
popular measure of taxable-bond
performance, could muster only a
0.53% return during the period.
Fear of inflation and runaway
growth in the economy sent rates
higher, and Treasury prices lower.
Anticipation of and reaction to two
quarter-point rate hikes levied by
the Federal Reserve Board in the
summer kept the heat on Treasuries,
erasing a majority of the
interest-rate cuts of 1998. The
Lehman Brothers Treasury Index fell
1.55% during the 12-month period.
Elsewhere, spread sectors -
including corporate bonds and
mortgage securities - enjoyed an
edge over comparable duration
Treasuries. Investors seeking
higher-yielding alternatives to
Treasuries bid spread sector prices
higher from their depressed levels
of last fall. The excitement
surrounding corporate bonds
abated, however, as these issues
were upended in July and August
by market expectations of strong
year-end debt issuance. Corporates
recovered sharply, though, in
September and October in response
to lighter-than-expected supply. The
Lehman Brothers Corporate Bond
Index inched up 0.61% during the
period. In contrast, mortgage
securities mounted a sustained rally
during the period, benefiting from
favorable refinancing and
prepayment levels, as well as
declining interest-rate volatility late
in the period. The Lehman Brothers
Mortgage-Backed Securities Index
returned 2.99% during this time
frame.

(photograph of Kevin Grant)

An interview with Kevin Grant, Portfolio Manager of Fidelity Advisor Intermediate Bond Fund

Q. HOW DID THE FUND PERFORM, KEVIN?

A. For the 12-month period that ended October 31, 1999, the fund's Class A, Class T, Class B and Class C shares returned 1.00%, 0.98%, 0.37% and 0.19%, respectively. By comparison, the Lehman Brothers Intermediate Government/Corporate Bond Index returned 0.99%, and the short-intermediate investment grade debt funds average tracked by Lipper Inc. returned 1.44%

Q. WHAT FACTORS SHAPED PERFORMANCE DURING THE PERIOD?

A. All things considered, the fund fared well relative to the market. Typically, it's extremely difficult to get any bond fund to post a positive total return in a deteriorating interest-rate environment, as rising bond yields cause their prices to drop by more than the interest earned. This fund, however, relied on sector allocation to help pave an alternate path, one that led to positive performance during the period. The fund benefited from its overweighting in spread sectors - namely, corporates, mortgages and asset-backed securities - relative to the benchmark, and these securities outperformed Treasuries during the 12-month period. Timing was equally as important, as we added spread sector exposure at historically attractive price levels during the period. Additionally, within corporates, we were in the right sectors. Our stake in communications
- cable, media and telecommunications companies - along with various energy firms was particularly beneficial to the fund. Consolidation in the world of telecommunications was a positive event for credit quality, which was a big win for us. Conversely, having an average duration - a measure of how sensitive the fund's share price is to changing interest rates - generally longer than its peers amid a rising interest-rate environment detracted from relative performance.

Q. WHAT ELSE INFLUENCED PERFORMANCE?

A. Within mortgages - a sector that is not represented in the benchmark - we had two things going for us during the period. First, refinancing activity slowed considerably as a result of the rise in interest rates. Yet, housing turnover remained high, as homeowners continued to trade up to bigger homes, fueled in large part by the strong economy. Thus, prepayments on discount mortgage securities - those priced below face value, or par - were faster than normal, which was a big positive since the bonds get prepaid at par. So, the fund benefited simply by owning discount mortgages through the passage of time. Second, the market began to recognize that mortgage securities were cheap, which drove prices up and led to spread tightening. Declining interest-rate volatility late in the period further benefited mortgage security valuations.

Q. HOW DID THE FUND'S HOLDINGS IN CORPORATE BONDS AFFECT PERFORMANCE?

A. Following two quarters of strong performance, corporate spreads widened considerably in the summer due to concerns of oversupply related to the Year 2000 - or Y2K - changeover. Those fears ultimately proved unfounded, with rising interest rates having a lot to do with keeping supply contained. Corporates rebounded, however, with spreads narrowing late in the period due to the surprising supply picture. We really didn't believe the supply scare at all to begin with, so, when spreads did widen out earlier, we viewed it simply as an opportunity to add securities that we liked at more attractive prices.

Q. WHAT WERE SOME OF YOUR OTHER STRATEGIES DURING THE PERIOD?

A. We stayed with many of the telecom names that performed well for us, although we shifted some telecom assets to energy holdings. Also, positions in government agencies took on a more meaningful role in the fund, as I began to substitute them for high-grade corporates. Agencies over the past year cheapened considerably, due in large part to supply reasons. Although agencies weren't expected to be huge wins for us, they did have some value just the same, as they offered returns that were competitive with high-quality corporate bonds, but with less risk.

Q. WHAT'S YOUR OUTLOOK?

A. My outlook remains positive for the spread sectors. In general, mortgages are still relatively cheap and, given that interest rates have risen, supply pressures and concerns over prepayments have eased considerably, even with the strong housing market. With respect to corporates, earnings and cash flows are still quite good, so companies should continue to do well from a bondholder's perspective. There's also growing sentiment shared among corporate treasurers these days to carry less debt on their balance sheets. Together, these factors paint a pretty good picture going forward. Admittedly, the interest-rate move over the past 12 months was a big one. Since it's unlikely that we would experience a move of similar magnitude any time soon, today's higher level of interest rates offers investors a much better cushion against future volatility.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER AND DO NOT NECESSARILY REPRESENT THE VIEWS OF FIDELITY OR ANY OTHER PERSON IN THE FIDELITY ORGANIZATION. ANY SUCH VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS AND FIDELITY DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR A FIDELITY FUND ARE BASED ON NUMEROUS FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY FIDELITY FUND.

(checkmark)FUND FACTS

GOAL: high current income;
may also seek capital
appreciation

START DATE: February 2, 1984

SIZE: as of October 31, 1999,
more than $576 million

MANAGER: Kevin Grant, since
1995; joined Fidelity in
1993

KEVIN GRANT ON THE ROLE
OF MORTGAGE SECURITIES IN
THE FUND:

"Two years ago, the mortgage
market accounted for about 30%
of the investment-grade world. By
the end of this year, that share will
grow to around 35% of this universe.
What's happening, in essence, is
that the U.S. Treasury is issuing
fewer bonds, so that the pool of
available government securities
is shrinking relative to other
components of the market, like
the mortgage sector.

"Much of the rise in mortgages was
due to a strong refinancing wave
resulting in larger, lower-coupon
issues, as well as the sustained
robustness of the housing market
providing a steady stream of new
mortgages into the market.
Mortgages have become an
increasingly growing part of the
investment equation for this fund
and others like it, and I expect this
trend to continue going forward.
Through its pursuit of attractive
investment alternatives within such
asset classes as mortgages, the fund
stands well poised to challenge the
Treasury-heavy Lehman index,
which excludes them altogether."

NOTE TO SHAREHOLDERS:
Effective December 29, 1999,
Andrew Dudley became portfolio
manager of Fidelity Advisor
Intermediate Bond Fund.

INVESTMENT CHANGES



QUALITY DIVERSIFICATION AS OF
OCTOBER 31, 1999

(MOODY'S RATINGS)              % OF FUND'S INVESTMENTS  % OF FUND'S INVESTMENTS 6
                                                        MONTHS AGO

Aaa                             58.2                     56.8

Aa                              1.8                      2.8

A                               18.9                     18.4

Baa                             12.9                     13.6

Ba and Below                    3.0                      1.2


TABLE EXCLUDES SHORT-TERM INVESTMENTS. WHERE MOODY'S RATINGS ARE NOT AVAILABLE, WE HAVE USED S&P (registered trademark) RATINGS.
SECURITIES RATED AS BA OR BELOW WERE RATED INVESTMENT GRADE BY OTHER NATIONALLY RECOGNIZED RATING AGENCIES OR ASSIGNED AN INVESTMENT GRADE RATING AT THE TIME OF ACQUISITION BY FIDELITY.

AVERAGE YEARS TO MATURITY AS
OF OCTOBER 31, 1999

                                     6 MONTHS AGO

Years                          6.1   5.8

AVERAGE YEARS TO MATURITY IS BASED ON THE AVERAGE TIME REMAINING UNTIL PRINCIPAL PAYMENTS ARE EXPECTED FROM EACH OF THE FUND'S BONDS,
WEIGHTED BY DOLLAR AMOUNT.

DURATION AS OF OCTOBER 31, 1999

                                        6 MONTHS AGO

Years                             3.4   3.5

DURATION SHOWS HOW MUCH A BOND FUND'S PRICE FLUCTUATES WITH CHANGES IN COMPARABLE INTEREST RATES. IF RATES RISE 1%, FOR EXAMPLE, A FUND WITH A FIVE-YEAR DURATION IS LIKELY TO LOSE ABOUT 5% OF ITS VALUE. OTHER FACTORS ALSO CAN INFLUENCE A BOND FUND'S PERFORMANCE AND SHARE PRICE. ACCORDINGLY, A BOND FUND'S ACTUAL PERFORMANCE MAY DIFFER FROM THIS EXAMPLE.

ASSET ALLOCATION (% OF FUND'S
NET ASSETS)

AS OF OCTOBER 31, 1999 *                                       AS OF APRIL 30, 1999 **

Corporate Bonds                 30.4%                          Corporate Bonds                     30.3%

U.S. Government and                                            U.S. Government and
Government Agency                                              Government Agency
Obligations                     50.0%                          Obligations                         47.0%

Asset-Backed  Securities         7.2%                          Asset-Backed  Securities            10.5%

CMOs and Other Mortgage                                        CMOs and Other Mortgage
Related Securities               2.2%                          Related Securities                   2.2%

Other Investments                3.8%                          Other Investments                    4.5%

Short-Term Investments  and                                    Short-Term Investments  and
Net Other Assets                 6.4%                          Net Other Assets                     5.5%

* FOREIGN INVESTMENTS            8.8%                          ** FOREIGN INVESTMENTS              10.7%

Row: 1, Col: 1, Value: 30.4                                    Row: 1, Col: 1, Value: 30.3
Row: 1, Col: 2, Value: 0.0                                     Row: 1, Col: 2, Value: 0.0
Row: 1, Col: 3, Value: 50.0                                    Row: 1, Col: 3, Value: 47.0
Row: 1, Col: 4, Value: 7.2                                     Row: 1, Col: 4, Value: 10.5
Row: 1, Col: 5, Value: 2.2                                     Row: 1, Col: 5, Value: 2.2
Row: 1, Col: 6, Value: 3.8                                     Row: 1, Col: 6, Value: 4.5
Row: 1, Col: 7, Value: 0.0                                     Row: 1, Col: 7, Value: 0.0
Row: 1, Col: 8, Value: 6.4                                     Row: 1, Col: 8, Value: 5.5





PRIOR TO THIS REPORT, CERTAIN INFORMATION RELATED TO PORTFOLIO
HOLDINGS WAS STATED AS A PERCENTAGE OF THE FUND'S INVESTMENTS.


INVESTMENTS OCTOBER 31, 1999

Showing Percentage of Net Assets



NONCONVERTIBLE BONDS - 30.4%

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT                VALUE (NOTE 1)

BASIC INDUSTRIES - 1.5%

CHEMICALS & PLASTICS - 1.4%

Monsanto Co. 6% 12/1/05 (c)       A2        $ 5,000,000                     $ 4,672,050

Praxair, Inc. 6.15% 4/15/03       A3         3,640,000                       3,514,347

                                                                             8,186,397

PAPER & FOREST PRODUCTS - 0.1%

Fort James Corp. 6.625%           Baa2       255,000                         247,919
9/15/04

TOTAL BASIC INDUSTRIES                                                       8,434,316

CONSTRUCTION & REAL ESTATE -
1.9%

REAL ESTATE - 1.0%

Duke Realty LP 7.3% 6/30/03       Baa1       6,000,000                       5,954,820

REAL ESTATE INVESTMENT TRUSTS
- 0.9%

CenterPoint Properties Trust      Baa2       640,000                         598,989
6.75% 4/1/05

Equity Office Properties          Baa1       4,000,000                       3,859,400
Trust 6.5% 1/15/04

ProLogis Trust 6.7% 4/15/04       Baa1       415,000                         395,288

                                                                             4,853,677

TOTAL CONSTRUCTION & REAL                                                    10,808,497
ESTATE

ENERGY - 0.4%

OIL & GAS - 0.4%

Apache Finance Property Ltd.      Baa1       700,000                         659,750
6.5% 12/15/07

Conoco, Inc. 5.9% 4/15/04         A3         600,000                         579,540

Petro-Canada 7% 11/15/28          A3         1,440,000                       1,290,413

                                                                             2,529,703

FINANCE - 13.4%

BANKS - 7.8%

ABN-Amro Bank NV, Chicago         A1         2,750,000                       2,739,550
6.625% 10/31/01

Banc One Corp. 7.25% 8/1/02       A1         2,500,000                       2,533,825

BankAmerica Corp. 10% 2/1/03      Aa3        210,000                         228,711

BankBoston Corp. 6.625% 2/1/04    A3         3,200,000                       3,134,784

BanPonce Financial Corp.          A3         3,850,000                       3,828,440
6.75% 8/9/01

Barclays Bank PLC yankee          A1         3,050,000                       3,009,618
5.95% 7/15/01

Capital One Bank 7.35% 6/20/00    Baa2       5,000,000                       5,016,100

Capital One Financial Corp.       Baa3       1,390,000                       1,276,229
7.125% 8/1/08

Chase Manhattan Corp. 5.5%        Aa3        600,000                         593,112
2/15/01

NONCONVERTIBLE BONDS -
CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT                VALUE (NOTE 1)

FINANCE - CONTINUED

BANKS - CONTINUED

Kansallis-Osake-Pankki (NY        A2        $ 650,000                       $ 693,446
Branch) yankee  10% 5/1/02

Korea Development Bank:

6.625% 11/21/03                   Baa3       1,165,000                       1,114,660

7.125% 9/17/01                    Baa3       170,000                         168,196

MBNA Corp. 6.34% 6/2/03           Baa2       450,000                         433,080

NationsBank Corp. 8.125%          Aa3        3,000,000                       3,094,800
6/15/02

Provident Bank 6.125% 12/15/00    A3         5,000,000                       4,957,800

Sanwa Finance Aruba AEC 8.35%     Baa1       3,800,000                       3,844,042
7/15/09

U.S. Bancorp 7.5% 6/1/26          A2         2,000,000                       2,029,960

Union Planters National Bank      A3         1,500,000                       1,503,225
6.81% 8/20/01

Wachovia Corp. 6.605% 10/1/25     A1         5,000,000                       4,904,200

                                                                             45,103,778

CREDIT & OTHER FINANCE - 5.3%

Associates Corp. of North         Aa3        1,350,000                       1,321,448
America 6% 4/15/03

AT&T Capital Corp. 7.5%           A1         2,380,000                       2,401,277
11/15/00

ERP Operating LP:

6.55% 11/15/01                    A3         470,000                         464,703

7.1% 6/23/04                      A3         5,000,000                       4,927,950

Ford Motor Credit Co. 7.75%       A1         100,000                         102,587
11/15/02

GS Escrow Corp. 7.125% 8/1/05     Ba1        3,350,000                       3,007,396

Popular North America, Inc.       A3         2,250,000                       2,243,925
7.375% 9/15/01

RBSG Capital Corp. 10.125%        A2         1,500,000                       1,650,420
3/1/04

Sears Roebuck Acceptance          A2         5,000,000                       4,984,450
Corp. 6.15% 11/15/05

Spieker Properties LP:

6.8% 5/1/04                       Baa2       535,000                         516,200

6.875% 2/1/05                     Baa2       5,000,000                       4,804,900

Sprint Capital Corp.:

5.7% 11/15/03                     Baa1       1,160,000                       1,107,440

5.875% 5/1/04                     Baa1       2,265,000                       2,173,154

6.875% 11/15/28                   Baa1       595,000                         544,907

Trizec Finance Ltd. yankee        Baa3       590,000                         628,350
10.875% 10/15/05

                                                                             30,879,107

SAVINGS & LOANS - 0.2%

Long Island Savings Bank FSB      Baa3       900,000                         888,570
6.2% 4/2/01

NONCONVERTIBLE BONDS -
CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT                VALUE (NOTE 1)

FINANCE - CONTINUED

SECURITIES INDUSTRY - 0.1%

Amvescap PLC yankee 6.6%          A3        $ 700,000                       $ 669,879
5/15/05

TOTAL FINANCE                                                                77,541,334

INDUSTRIAL MACHINERY &
EQUIPMENT - 1.6%

INDUSTRIAL MACHINERY &
EQUIPMENT - 0.7%

Tyco International Group SA       Baa1       4,000,000                       3,949,640
yankee 6.125% 6/15/01

POLLUTION CONTROL - 0.9%

WMX Technologies, Inc. 7.1%       Ba1        6,000,000                       5,410,740
8/1/26

TOTAL INDUSTRIAL MACHINERY &                                                 9,360,380
EQUIPMENT

MEDIA & LEISURE - 1.1%

BROADCASTING - 1.1%

Continental Cablevision, Inc.     Baa2       875,000                         914,165
8.3% 5/15/06

Cox Communications, Inc.          Baa2       1,295,000                       1,319,048
7.75% 8/15/06

TCI Communications, Inc.          A2         3,470,000                       3,876,545
8.75% 8/1/15

                                                                             6,109,758

NONDURABLES - 2.2%

BEVERAGES - 1.0%

Seagram Co. Ltd. yankee           Baa3       270,000                         236,250
6.875% 9/1/23

Seagram JE & Sons, Inc.           Baa3       5,635,000                       5,401,148
6.625% 12/15/05

                                                                             5,637,398

TOBACCO - 1.2%

Philip Morris Companies, Inc.     A2         6,000,000                       5,761,800
6.95% 6/1/06

RJR Nabisco, Inc. 7.375%          Baa2       1,300,000                       1,248,494
5/15/03 (c)

                                                                             7,010,294

TOTAL NONDURABLES                                                            12,647,692

RETAIL & WHOLESALE - 1.8%

DRUG STORES - 0.7%

Rite Aid Corp.:

6% 12/15/00 (c)                   Ba2        380,000                         307,800

NONCONVERTIBLE BONDS -
CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT                VALUE (NOTE 1)

RETAIL & WHOLESALE - CONTINUED

DRUG STORES - CONTINUED

Rite Aid Corp.: - continued

6.5% 12/15/05 (c)                 Ba2       $ 5,175,000                     $ 3,363,750

7.125% 1/15/07                    Ba2        650,000                         442,000

                                                                             4,113,550

GROCERY STORES - 0.3%

Kroger Co. 6% 7/1/00              Baa3       1,480,000                       1,469,625

RETAIL & WHOLESALE,
MISCELLANEOUS - 0.8%

USA Networks, Inc./USANI LLC      Ba1        5,000,000                       4,777,500
6.75% 11/15/05

TOTAL RETAIL & WHOLESALE                                                     10,360,675

TECHNOLOGY - 1.2%

COMPUTER SERVICES & SOFTWARE
- 0.9%

First Data Corp. 6.625% 4/1/03    A2         5,000,000                       4,948,550

COMPUTERS & OFFICE EQUIPMENT
- 0.3%

Comdisco, Inc. 5.95% 4/30/02      Baa1       2,000,000                       1,935,460

TOTAL TECHNOLOGY                                                             6,884,010

TRANSPORTATION - 0.1%

AIR TRANSPORTATION - 0.1%

Continental Airlines, Inc.
pass thru trust certificates:

7.434% 3/15/06                    Baa1       435,000                         425,735

7.73% 9/15/12                     Baa1       280,000                         273,280

                                                                             699,015

UTILITIES - 5.2%

CELLULAR - 0.7%

Cable & Wireless                  Baa1       3,760,000                       3,747,517
Communications PLC  6.375%
3/6/03

ELECTRIC UTILITY - 2.6%

Avon Energy Partners Holdings:

6.46% 3/4/08 (c)                  Baa2       2,000,000                       1,827,660

7.05% 12/11/07 (c)                Baa2       5,000,000                       4,757,800

NONCONVERTIBLE BONDS -
CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT                VALUE (NOTE 1)

UTILITIES - CONTINUED

ELECTRIC UTILITY - CONTINUED

DR Investments UK PLC yankee      A2        $ 5,000,000                     $ 5,013,150
7.1% 5/15/02 (c)

Israel Electric Corp. Ltd.        A3         3,840,000                       3,316,800
7.75% 12/15/27 (c)

                                                                             14,915,410

GAS - 0.3%

Cms Panhandle Holding Co.:

6.125% 3/15/04                    Baa3       1,000,000                       957,000

7% 7/15/29                        Baa3       750,000                         677,700

                                                                             1,634,700

TELEPHONE SERVICES - 1.6%

MCI WorldCom, Inc. 6.4%           A3         5,000,000                       4,859,900
8/15/05

Telecomunicaciones de Puerto      Baa2       1,330,000                       1,265,828
Rico, Inc.  6.65% 5/15/06 (c)

Teleglobe Canada, Inc.:

7.2% 7/20/09                      Baa1       2,545,000                       2,389,119

7.7% 7/20/29                      Baa1       1,000,000                       905,520

                                                                             9,420,367

TOTAL UTILITIES                                                              29,717,994

TOTAL NONCONVERTIBLE BONDS                                                   175,093,374
(Cost $182,270,582)

U.S. GOVERNMENT AND
GOVERNMENT AGENCY
OBLIGATIONS - 26.5%



U.S. GOVERNMENT AGENCY
OBLIGATIONS - 6.9%

Fannie Mae:

6.15% 1/13/00                     Aaa        1,100,000                       1,100,341

6.5% 4/29/09                      Aaa        23,900,000                      22,753,517

Farm Credit Systems Financial     Aaa        1,800,000                       1,968,750
Assistance Corp. 9.375%
7/21/03

Federal Home Loan Bank:

7.31% 6/16/04                     Aaa        3,830,000                       3,938,925

7.38% 8/5/04                      Aaa        1,930,000                       1,994,829

7.7% 9/20/04                      Aaa        1,250,000                       1,307,225

Freddie Mac 8.115% 1/31/05        Aaa        5,460,000                       5,815,774

U.S. GOVERNMENT AND
GOVERNMENT AGENCY
OBLIGATIONS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT                VALUE (NOTE 1)

U.S. GOVERNMENT AGENCY
OBLIGATIONS - CONTINUED

Government Trust Certificates     Aaa       $ 546,095                       $ 561,118
(assets of Trust guaranteed
by U.S. Government through
Defense Security Assistance
Agency) Class 2-E 9.4%
5/15/02

Guaranteed Export Trust           Aaa        257,631                         259,049
Certificates (assets  of
Trust guaranteed by U.S.
Government through
Export-Import Bank) Series
1994 A, 7.12% 4/15/06

                                                                             39,699,528

U.S. TREASURY OBLIGATIONS -
19.6%

U.S. Treasury Bonds:

6.125% 8/15/29                    Aaa        3,050,000                       3,036,641

12% 8/15/13                       Aaa        1,790,000                       2,453,983

14% 11/15/11                      Aaa        1,510,000                       2,155,767

U.S. Treasury Notes:

4% 10/31/00                       Aaa        48,000,000                      47,242,560

6.375% 9/30/01                    Aaa        8,500,000                       8,582,365

6.5% 5/31/02                      Aaa        5,165,000                       5,240,047

7% 7/15/06                        Aaa        17,882,000                      18,681,147

7.25% 8/15/04                     Aaa        4,890,000                       5,133,718

7.5% 11/15/01                     Aaa        20,090,000                      20,724,040

                                                                             113,250,268

TOTAL U.S. GOVERNMENT AND                                                    152,949,796
GOVERNMENT AGENCY OBLIGATIONS
(Cost $154,628,476)

U.S. GOVERNMENT AGENCY -
MORTGAGE SECURITIES - 23.5%



FANNIE MAE - 19.6%

5.5% 9/1/10 to 5/1/11             Aaa        1,464,087                       1,390,711

6% 3/1/11 to 3/1/14               Aaa        35,413,342                      34,084,365

6.5% 10/1/27 to 7/1/29            Aaa        10,965,419                      10,507,553

7% 12/1/23 to 12/1/28             Aaa        3,162,212                       3,113,236

7.5% 9/1/25 to 9/1/29             Aaa        56,715,812                      56,841,361

8.5% 6/1/11 to 4/1/27             Aaa        3,031,661                       3,135,172

9.5% 2/1/25                       Aaa        1,750,555                       1,858,319

10% 1/1/20                        Aaa        47,727                          51,710

U.S. GOVERNMENT AGENCY -
MORTGAGE SECURITIES -
CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT                VALUE (NOTE 1)

FANNIE MAE - CONTINUED

10.5% 7/1/11 to 8/1/20            Aaa       $ 250,045                       $ 274,312

11% 8/1/15                        Aaa        1,330,200                       1,450,676

12.5% 2/1/11 to 4/1/15            Aaa        57,539                          65,117

                                                                             112,772,532

FREDDIE MAC - 0.4%

8.5% 9/1/24 to 8/1/27             Aaa        1,398,818                       1,449,078

9.5% 1/1/17                       Aaa        14,335                          15,098

10% 4/1/05 to 8/1/10              Aaa        149,923                         155,876

10.25% 12/1/09                    Aaa        27,860                          29,463

10.5% 5/1/21                      Aaa        446,684                         485,118

11% 12/1/11                       Aaa        17,018                          18,309

11.5% 10/1/15                     Aaa        61,535                          67,326

11.75% 10/1/10                    Aaa        35,418                          38,471

                                                                             2,258,739

GOVERNMENT NATIONAL MORTGAGE
ASSOCIATION - 3.5%

6.5% 2/15/29                      Aaa        9,816,579                       9,380,920

7% 11/15/22 to 7/15/28            Aaa        3,463,714                       3,408,723

7.5% 2/15/28 to 10/15/28          Aaa        346,627                         347,520

8% 2/15/02 to 6/15/25             Aaa        2,050,673                       2,092,544

8.5% 4/15/17 to 12/15/21          Aaa        389,463                         405,636

10% 11/15/09 to 1/15/26           Aaa        2,047,797                       2,238,555

11% 12/15/09 to 10/15/20          Aaa        461,015                         506,649

11.5% 3/15/10 to 2/15/19          Aaa        1,881,011                       2,106,808

                                                                             20,487,355

TOTAL U.S. GOVERNMENT AGENCY                                                 135,518,626
- MORTGAGE SECURITIES
(Cost $137,754,050)

ASSET-BACKED SECURITIES - 7.2%



Aesop Funding II LLC 6.22%        Aaa        8,000,000                       7,990,000
10/20/01 (c)

American Express Credit           A1         1,100,000                       1,054,453
Account Master Trust 6.1%
12/15/06

Arcadia Automobile                Aaa        4,907,201                       4,906,435
Receivables Trust 6.5%
6/17/02

ASSET-BACKED SECURITIES -
CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT                VALUE (NOTE 1)

Chase Manhattan Grantor Trust:

6.61% 9/15/02                     Aaa       $ 677,731                       $ 680,273

6.76% 9/15/02                     A3         254,149                         254,785

Chevy Chase Auto Receivables
Trust:

5.9% 7/15/03                      Aaa        734,583                         730,553

5.91% 12/15/04                    Aaa        504,122                         499,333

6.6% 12/15/02                     Aaa        215,756                         215,957

Citibank Credit Card Master       A1         10,000,000                      9,995,313
Trust I  6.45% 8/15/02

Contimortgage Home Equity         Aaa        2,197,036                       2,187,413
Loan Trust  6.26% 7/15/12

Discover Card Master Trust I      A2         2,000,000                       1,950,000
5.85% 11/16/04

Ford Credit Auto Owner Trust:

6.4% 12/15/02                     Baa2       590,000                         582,625

6.87% 11/15/04                    A2         1,100,000                       1,095,531

Key Auto Finance Trust 6.3%       A2         787,582                         784,630
10/15/03

PNC Student Loan Trust I          Aaa        3,645,000                       3,646,139
6.314% 1/25/01

Premier Auto Trust 5.59%          Aaa        5,000,000                       4,885,900
2/9/04

Sears Credit Account Master       Aaa        283,333                         283,333
Trust II  6.5% 10/15/03

TOTAL ASSET-BACKED SECURITIES                                                41,742,673
(Cost $41,963,599)

COMMERCIAL MORTGAGE
SECURITIES - 2.2%



CS First Boston Mortgage
Securities Corp.:

Series 1995-WF1 Class A-2,        AAA        3,359,096                       3,330,754
6.648% 12/21/27

Series 1998-FL1:

Class D, 5.9% 12/10/00 (c)(d)     A2         1,600,000                       1,584,000

Class E, 6.25% 1/10/13 (c)(d)     Baa2       2,970,000                       2,910,600

Equitable Life Assurance          A2         1,000,000                       985,300
Society of the  United
States Series 174 Class C-1,
 7.52% 5/15/06 (c)

COMMERCIAL MORTGAGE
SECURITIES - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT                VALUE (NOTE 1)

Thirteen Affiliates of            Aaa       $ 2,500,000                     $ 2,396,700
General Growth Properties,
Inc. sequential pay Series 1
Class A2, 6.602% 12/15/10 (c)

Wells Fargo Capital Markets       Aaa        1,496,719                       1,479,492
Apartment Financing Trust
Series APT Class 1, 6.56%
12/29/05 (c)

TOTAL COMMERCIAL MORTGAGE                                                    12,686,846
SECURITIES
(Cost $12,893,718)

FOREIGN GOVERNMENT AND
GOVERNMENT AGENCY
OBLIGATIONS (E) - 2.1%



Canadian Government 6.125%        Aa2        5,000,000                       4,975,500
7/15/02

Korean Republic yankee:

8.75% 4/15/03                     Baa3       1,225,000                       1,264,310

8.875% 4/15/08                    Baa3       858,000                         888,390

Quebec Province yankee:

6.86% 4/15/26 (b)                 A2         5,000,000                       4,894,400

7.125% 2/9/24                     A2         190,000                         182,704

7.5% 7/15/23                      A2         190,000                         190,568

TOTAL FOREIGN GOVERNMENT AND                                                 12,395,872
GOVERNMENT AGENCY OBLIGATIONS
(Cost $12,402,174)

SUPRANATIONAL OBLIGATIONS -
1.7%



Inter American Development        Aaa        10,000,000                      9,743,500
Bank yankee  6.29% 7/16/27
(Cost $9,937,100)


CASH EQUIVALENTS - 5.1%

                              MATURITY AMOUNT                 VALUE (NOTE 1)

Investments in repurchase     $ 29,199,965                    $ 29,187,000
agreements (U.S. Government
obligations), in a joint
trading account at 5.33%,
dated 10/29/99 due 11/1/99
(Cost $29,187,000)

TOTAL INVESTMENT PORTFOLIO -                                   569,317,687
98.7% (Cost $581,036,699)

NET OTHER ASSETS - 1.3%                                        7,422,548

NET ASSETS - 100%                                             $ 576,740,235

LEGEND

(a) Standard & Poor's credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.

(b) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $43,119,424 or 7.5% of net assets.

(d) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(e) For foreign government obligations not individually rated by S&P or Moody's, the ratings listed have been assigned by FMR, the fund's investment adviser, based principally on S&P and Moody's ratings of the sovereign credit of the issuing government.

OTHER INFORMATION

The composition of long-term debt holdings as a percentage of total value of investments in securities, is as follows (ratings are unaudited):

MOODY'S RATINGS            S&P RATINGS

Aaa, Aa, A        78.3%    AAA, AA, A    71.9%

Baa               12.9%    BBB           15.8%

Ba                3.0%     BB            1.6%

B                 0.0%     B             0.0%

Caa               0.0%     CCC           0.0%

Ca, C             0.0%     CC, C         0.0%

                           D             0.0%

INCOME TAX INFORMATION

At October 31, 1999, the aggregate cost of investment securities for income tax purposes was $581,211,516. Net unrealized depreciation aggregated $11,893,829, of which $924,846 related to appreciated investment securities and $12,818,675 related to depreciated investment securities.

At October 31, 1999, the fund had a capital loss carryforward of approximately $14,756,000 of which $9,361,000, $1,410,000 and
$3,985,000 will expire on October 31, 2004, 2005 and 2007,
respectively.

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
                                          OCTOBER 31, 1999

ASSETS

Investment in securities, at                 $ 569,317,687
value (including repurchase
agreements of $29,187,000)
(cost $581,036,699) - See
accompanying schedule

Cash                                          16,609

Receivable for investments                    170,105
sold

Receivable for fund shares                    1,411,950
sold

Interest receivable                           8,231,754

 TOTAL ASSETS                                 579,148,105

LIABILITIES

Payable for fund shares         $ 1,307,434
redeemed

Distributions payable            596,478

Accrued management fee           204,225

Distribution fees payable        129,257

Other payables and accrued       170,476
expenses

 TOTAL LIABILITIES                            2,407,870

NET ASSETS                                   $ 576,740,235

Net Assets consist of:

Paid in capital                              $ 604,755,708

Distributions in excess of                    (1,366,046)
net investment income

Accumulated undistributed net                 (14,930,415)
realized gain (loss) on
investments and foreign
currency transactions

Net unrealized appreciation                   (11,719,012)
(depreciation) on investments

NET ASSETS                                   $ 576,740,235

STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                         OCTOBER 31, 1999

CALCULATION OF MAXIMUM             $10.30
OFFERING PRICE CLASS A: NET
ASSET VALUE and redemption
price   per share
($22,627,798 (divided by)
2,196,298 shares)

Maximum offering price per         $10.70
share (100/96.25 of $10.30)

CLASS T: NET ASSET VALUE and       $10.31
redemption price   per share
($315,350,636 (divided by)
30,592,712 shares)

Maximum offering price per         $10.60
share (100/97.25 of $10.31)

CLASS B: NET ASSET VALUE and       $10.30
offering price   per share
($64,531,767 (divided by)
6,268,026 shares) A

CLASS C: NET ASSET VALUE and       $10.29
offering price    per share
($17,099,265 (divided by)
1,661,007 shares) A

INSTITUTIONAL CLASS: NET           $10.31
ASSET VALUE, offering price
and redemption price   per
share ($157,130,769 (divided
by) 15,234,260 shares)

A REDEMPTION PRICE PER SHARE IS EQUAL TO NET ASSET VALUE LESS ANY
APPLICABLE CONTINGENT DEFERRED SALES CHARGE.

STATEMENT OF OPERATIONS

                                YEAR ENDED OCTOBER 31, 1999

INVESTMENT INCOME                              $ 35,342,946
Interest

EXPENSES

Management fee                  $ 2,359,875

Transfer agent fees              1,105,508

Distribution fees                1,372,973

Accounting fees and expenses     164,670

Non-interested trustees'         1,702
compensation

Custodian fees and expenses      42,911

Registration fees                124,072

Audit                            33,915

Legal                            11,991

 Total expenses before           5,217,617
reductions

 Expense reductions              (7,787)        5,209,830

NET INVESTMENT INCOME                           30,133,116

REALIZED AND UNREALIZED GAIN                    (4,437,550)
(LOSS)
Net realized gain (loss) on
investment securities

Change in net unrealized
appreciation (depreciation)
on:

 Investment securities           (20,803,048)

 Delayed delivery commitments    182,878        (20,620,170)

NET GAIN (LOSS)                                 (25,057,720)

NET INCREASE (DECREASE) IN                     $ 5,075,396
NET ASSETS RESULTING  FROM
OPERATIONS

STATEMENT OF CHANGES IN NET ASSETS

                               YEAR ENDED OCTOBER 31, 1999  ELEVEN MONTHS ENDED OCTOBER  YEAR ENDED NOVEMBER 30, 1997
                                                            31, 1998

INCREASE (DECREASE) IN NET
ASSETS

Operations Net investment      $ 30,133,116                 $ 24,787,296                 $ 28,868,748
income

 Net realized gain (loss)       (4,437,550)                  4,353,759                    (1,459,900)

 Change in net unrealized       (20,620,170)                 4,740,098                    (1,414,423)
appreciation (depreciation)

 NET INCREASE (DECREASE) IN     5,075,396                    33,881,153                   25,994,425
NET ASSETS RESULTING FROM
OPERATIONS

Distributions to shareholders   (29,409,259)                 (24,380,390)                 (28,478,083)
from net investment income

Share transactions -  net       91,347,340                   17,749,456                   (8,667,273)
increase (decrease)

  TOTAL INCREASE (DECREASE)     67,013,477                   27,250,219                   (11,150,931)
 IN NET ASSETS

NET ASSETS

 Beginning of period            509,726,758                  482,476,539                  493,627,470

 End of period (including      $ 576,740,235                $ 509,726,758                $ 482,476,539
distributions in excess of
net investment income of
$1,366,046, $1,805,499 and
$1,999,021, respectively)


FINANCIAL HIGHLIGHTS - CLASS A

YEARS ENDED OCTOBER 31,          1999      1998 H      1997  I   1996 E

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 10.770  $ 10.560    $ 10.590  $ 10.350
period

Income from Investment
Operations

Net investment income D           .580      .537        .615      .159

Net realized and unrealized       (.474)    .207        (.023)    .235
gain (loss)

Total from investment             .106      .744        .592      .394
operations

Less Distributions

From net investment income        (.576)    (.534)      (.622)    (.154)

Net asset value, end of period   $ 10.300  $ 10.770    $ 10.560  $ 10.590

TOTAL RETURN B, C                 1.00%     7.21%       5.81%     3.83%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 22,628  $ 8,217     $ 3,819   $ 687
(000 omitted)

Ratio of expenses to average      .87%      .90% A, F   .90% F    .90% A, F
net assets

Ratio of expenses to average      .86% G    .90% A      .90%      .90% A
net assets after expense
reductions

Ratio of net investment           5.58%     5.51% A     5.93%     6.45% A
income to average net assets

Portfolio turnover rate           138%      176% A      138%      200%

A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF CLASS A SHARES) TO NOVEMBER 30, 1996
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.
H ELEVEN MONTHS ENDED OCTOBER 31
I YEAR ENDED NOVEMBER 30

FINANCIAL HIGHLIGHTS - CLASS T

YEARS ENDED OCTOBER 31,          1999       1998 G     1997 H     1996 H     1995 H     1994 H

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 10.770   $ 10.560   $ 10.610   $ 10.760   $ 10.260   $ 11.140
period

Income from Invest- ment
Operations

Net investment income             .576 D     .537 D     .625 D     .671 D     .649       .609

Net realized  and unrealized      (.473)     .201       (.058)     (.147)     .491       (.876)
gain (loss)

Total from investment             .103       .738       .567       .524       1.140      (.267)
operations

Less Distributions

From net investment income        (.563)     (.528)     (.617)     (.674)     (.640)     (.555)

In excess of net  investment      -          -          -          -          -          (.058)
income

Total distributions               (.563)     (.528)     (.617)     (.674)     (.640)     (.613)

Net asset value, end of period   $ 10.310   $ 10.770   $ 10.560   $ 10.610   $ 10.760   $ 10.260

TOTAL RETURN B, C                 .98%       7.15%      5.56%      5.10%      11.43%     (2.44)%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 315,350  $ 287,734  $ 278,869  $ 262,103  $ 228,439  $ 141,866
(000 omitted)

Ratio of expenses to average      .97%       .98% A     .96%       .97%       .94% E     1.02% E
net assets

Ratio of expenses to average      .97%       .98% A     .96%       .96% F     .94%       1.02%
net assets after expense
reductions

Ratio of net investment           5.48%      5.48% A    5.97%      6.38%      6.20%      6.04%
income to average net assets

Portfolio turnover rate           138%       176% A     138%       200%       189%       68%


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
F FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.
G ELEVEN MONTHS ENDED OCTOBER 31
H YEAR ENDED NOVEMBER 30

FINANCIAL HIGHLIGHTS - CLASS B

YEARS ENDED OCTOBER 31,        1999      1998 G       1997 H    1996 H    1995 H    1994 E

SELECTED PER-SHARE DATA

Net asset value, beginning of  $ 10.760  $ 10.540     $ 10.590  $ 10.750  $ 10.250  $ 10.430
period

Income from Investment
Operations

Net investment  income          .506 D    .468 D       .551 D    .597 D    .579      .204

Net realized and  unrealized    (.467)    .214         (.057)    (.153)    .483      (.178)
gain (loss)

Total from investment           .039      .682         .494      .444      1.062     .026
operations

Less Distributions

From net investment income      (.499)    (.462)       (.544)    (.604)    (.562)    (.187)

In excess of net  investment    -         -            -         -         -         (.019)
income

Total distributions             (.499)    (.462)       (.544)    (.604)    (.562)    (.206)

Net asset value, end  of       $ 10.300  $ 10.760     $ 10.540  $ 10.590  $ 10.750  $ 10.250
period

TOTAL RETURN B, C               .37%      6.60%        4.83%     4.32%     10.62%    .24%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period      $ 64,532  $ 39,657     $ 22,201  $ 18,972  $ 15,830  $ 3,156
(000 omitted)

Ratio of expenses to average    1.61%     1.65% A, F   1.65% F   1.66% F   1.70% F   1.65% A, F
net assets

Ratio of net investment         4.83%     4.79% A      5.27%     5.69%     5.44%     5.42% A
income to average net assets

Portfolio turnover rate         138%      176% A       138%      200%      189%      68%


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD JUNE 30, 1994 (COMMENCEMENT OF SALE OF CLASS B SHARES) TO NOVEMBER 30, 1994
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
G ELEVEN MONTHS ENDED OCTOBER 31
H YEAR ENDED NOVEMBER 30

FINANCIAL HIGHLIGHTS - CLASS C

YEARS ENDED OCTOBER 31,          1999      1998 H       1997 E

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 10.760  $ 10.560     $ 10.570
period

Income from Investment
Operations

Net investment income D           .492      .453         .031

Net realized and unrealized       (.472)    .199         (.005)
gain (loss)

Total from investment             .020      .652         .026
operations

Less Distributions

From net investment income        (.490)    (.452)       (.036)

Net asset value, end of period   $ 10.290  $ 10.760     $ 10.560

TOTAL RETURN B, C                 .19%      6.30%        .25%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 17,099  $ 6,100      $ 160
(000 omitted)

Ratio of expenses to average      1.71%     1.75% A, F   1.75% A, F
net assets

Ratio of expenses to average      1.71%     1.75% A      1.73% A, G
net assets after  expense
reductions

Ratio of net investment           4.73%     4.67% A      4.42% A
income to average net assets

Portfolio turnover rate           138%      176% A       138%

A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD NOVEMBER 3, 1997 (COMMENCEMENT OF SALE OF CLASS C SHARES) TO NOVEMBER 30, 1997
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.
H ELEVEN MONTHS ENDED OCTOBER 31

FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS

YEAR ENDED OCTOBER 31,         1999       1998 F     1997 G     1996 G     1995 G     1994 G

SELECTED PER-SHARE DATA

Net asset value, beginning of  $ 10.780   $ 10.570   $ 10.620   $ 10.770   $ 10.270   $ 11.160
period

Income from Invest- ment
Operations

Net investment  income          .610 D     .566 D     .658 D     .705 D     .671       .602

Net realized and  unrealized    (.485)     .201       (.060)     (.151)     .499       (.833)
gain (loss)

Total from investment           .125       .767       .598       .554       1.170      (.231)
operations

Less Distributions

From net investment income      (.595)     (.557)     (.648)     (.704)     (.670)     (.597)

In excess of net  investment    -          -          -          -          -          (.062)
income

Total distributions             (.595)     (.557)     (.648)     (.704)     (.670)     (.659)

Net asset value,  end of       $ 10.310   $ 10.780   $ 10.570   $ 10.620   $ 10.770   $ 10.270
period

TOTAL RETURN B, C               1.19%      7.44%      5.86%      5.40%      11.73%     (2.10)%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period      $ 157,131  $ 168,019  $ 177,427  $ 211,866  $ 208,861  $ 172,122
(000 omitted)

Ratio of expenses to average    .66%       .68% A     .67%       .66%       .67% E     .61%
net assets

Ratio of net investment         5.78%      5.78% A    6.27%      6.69%      6.47%      6.45%
income to average net assets

Portfolio turnover rate         138%       176% A     138%       200%       189%       68%


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
F ELEVEN MONTHS ENDED OCTOBER 31
G YEAR ENDED NOVEMBER 30

NOTES TO FINANCIAL STATEMENTS
For the period ended October 31, 1999


1. SIGNIFICANT ACCOUNTING POLICIES.

Fidelity Advisor Intermediate Bond Fund (the fund) is a fund of Fidelity Advisor Series II (the trust) (formerly a fund of Fidelity Advisor Series IV trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of four years from the initial date of purchase. Interest income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, and certain other class-specific fees, expenses, and expense reductions.

The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

SECURITY VALUATION. Securities are valued based upon a computerized matrix system and/or appraisals by a pricing service, both of which consider market transactions and dealer-supplied valuations. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.

INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

INVESTMENT INCOME. Interest income, which includes accretion of original issue discount, is accrued as earned.

EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

DISTRIBUTIONS TO SHAREHOLDERS. Distributions are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for paydown gains/losses on certain securities, market discount, capital loss carryforwards and losses deferred due to wash sales.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Distributions in excess of net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences that will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. OPERATING POLICIES.

JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

DELAYED DELIVERY TRANSACTIONS. The fund may purchase or sell securities on a delayed delivery basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The fund may receive compensation for interest forgone in the purchase of a delayed delivery security. With respect to purchase commitments, the fund identifies securities as segregated in its

2. OPERATING POLICIES - CONTINUED

DELAYED DELIVERY TRANSACTIONS - CONTINUED

records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, the fund had no investments in restricted securities (excluding 144A issues).

3. PURCHASES AND SALES OF INVESTMENTS.

Purchases and sales of securities, other than short-term securities, aggregated $770,157,646 and $679,985,048, respectively, of which U.S. government and government agency obligations aggregated $580,350,701 and $541,024,971, respectively.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.

MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .0920% to .3700% for the period. The annual individual fund fee rate is .30%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annual rate of .43% of average net assets.

SUB-ADVISER FEE. FMR, on behalf of the fund, has entered into a sub-advisory agreement with Fidelity Investments Money Management, Inc. (FIMM), a wholly owned subsidiary of FMR. For its services, FIMM receives a fee from FMR of 50% of the management fee payable to FMR. The fee is paid prior to any voluntary expense reimbursements which may be in effect.

DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Board of Trustees has adopted separate distribution plans with respect to each class of shares (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a distribution and service

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

DISTRIBUTION AND SERVICE PLAN - CONTINUED

fee. A portion of this fee may be reallowed to securities dealers, banks and other financial institutions for the distribution of each class of shares and providing shareholder support services. For the period, this fee was based on the following annual rates of the average net assets of each applicable class:

CLASS A    .15%

CLASS T    .25%

CLASS B    .90%*

CLASS C    1.00%**

* .65% REPRESENTS A DISTRIBUTION FEE AND .25% REPRESENTS A SHAREHOLDER SERVICE FEE.
** .75% REPRESENTS A DISTRIBUTION FEE AND .25% REPRESENTS A
SHAREHOLDER SERVICE FEE.

For the period, each class paid FDC the following amounts, a portion of which was retained by FDC:

          PAID TO FDC  RETAINED BY FDC

CLASS A   $ 23,701     $ -

CLASS T    760,397      23,314

CLASS B    475,824      343,749

CLASS C    113,051      88,135

          $ 1,372,973  $ 455,198

SALES LOAD. FDC receives a front-end sales charge of up to 3.75% for selling Class A shares, and 2.75% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class B share redemptions occurring within three years of purchase and Class C share redemptions occurring within one year of purchase. Contingent deferred sales charges are based on declining rates ranging from 3% to 1% for Class B and 1% for Class C, of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. In addition, purchases of Class A and Class T shares that were subject to a finder's fee bear a contingent deferred sales charge on assets that do not remain in the fund for at least one year. The Class A and Class T contingent deferred sales charge is based on 0.25% of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. A portion of the sales charges paid to FDC is paid to securities dealers, banks and other financial institutions.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

SALES LOAD - CONTINUED

For the period, sales charge amounts paid to and retained by FDC were as follows:

          PAID TO FDC  RETAINED BY FDC

CLASS A   $ 139,199    $ 63,030

CLASS T    187,551      66,841

CLASS B    126,253      126,253*

CLASS C    15,221       15,221*

          $ 468,224    $ 271,345

* WHEN CLASS B AND CLASS C SHARES ARE INITIALLY SOLD, FDC PAYS
COMMISSIONS FROM ITS OWN RESOURCES TO SECURITIES DEALERS,
 BANKS, AND OTHER FINANCIAL INSTITUTIONS THROUGH WHICH THE SALES ARE
MADE.

TRANSFER AGENT FEES. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

                       AMOUNT       % OF AVERAGE NET ASSETS

CLASS A                $ 34,391     .22

CLASS T                 665,075     .22

CLASS B                 112,584     .21

CLASS C                 24,308      .21

INSTITUTIONAL CLASS     269,150     .16

                       $ 1,105,508

ACCOUNTING FEES. Fidelity Service Company, Inc., an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

5. EXPENSE REDUCTIONS.

Through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. During the period, the fund's custodian fees were reduced by $7,787 under this arrangement.

6. DISTRIBUTIONS TO SHAREHOLDERS.

Distributions to shareholders of each class were as follows:

                            YEAR          ELEVEN MONTHS   YEAR
                            ENDED         ENDED           ENDED
                            OCTOBER 31,   OCTOBER 31,     NOVEMBER 30,

                            1999          1998            1997 A

FROM NET INVESTMENT INCOME

CLASS A                     $ 868,429     $ 299,762       $ 122,899

CLASS T                      16,224,315    13,762,990      15,434,281

CLASS B                      2,508,941     1,166,769       1,017,603

CLASS C                      528,467       106,569         312

INSTITUTIONAL CLASS          9,279,107     9,044,300       11,902,988

TOTAL                       $ 29,409,259  $ 24,380,390    $ 28,478,083

A DISTRIBUTIONS FOR CLASS C ARE FOR THE PERIOD NOVEMBER 3, 1997
(COMMENCEMENT OF SALE OF SHARES) TO NOVEMBER 30, 1997.

7. SHARE TRANSACTIONS.

Transactions for each class of shares for the periods are as follows:

                                             SHARES                    YEAR                           DOLLARS
                          YEAR               ELEVEN                    ENDED          YEAR            ELEVEN MONTHS ENDED
                          ENDED OCTOBER 31,  MONTHS ENDED OCTOBER 31,  NOVEMBER 30,   ENDED           OCTOBER 31,


                          1999               1998                      1997 A         1999            1998

CLASS A Shares sold        3,357,531          826,066                   455,670       $ 35,356,066    $ 8,801,326

Reinvestment of
distributions              72,714             24,233                    10,671         761,419         258,506

Shares redeemed            (1,997,004)        (448,992)                 (169,434)      (20,973,090)    (4,782,656)

Net increase (decrease)    1,433,241          401,307                   296,907       $ 15,144,395    $ 4,277,176

CLASS T Shares sold        17,948,549         13,142,016                13,128,368    $ 189,451,401   $ 140,268,143

Reinvestment of
distributions              1,383,474          1,173,166                 1,340,839      14,555,972      12,511,199

Shares redeemed            (15,455,120)       (14,007,864)              (12,764,354)   (162,894,381)   (149,280,620)

Net increase (decrease)    3,876,903          307,318                   1,704,853     $ 41,112,992    $ 3,498,722

CLASS B Shares sold        4,797,807          3,469,510                 1,113,298     $ 50,576,586    $ 37,025,976

Reinvestment of
distributions              191,805            85,515                    76,151         2,011,162       911,937

Shares redeemed            (2,406,744)        (1,975,435)               (874,566)      (25,318,778)    (21,073,447)

Net increase (decrease)    2,582,868          1,579,590                 314,883       $ 27,268,970    $ 16,864,466

CLASS C Shares sold        1,681,953          639,302                   15,175        $ 17,687,270    $ 6,829,640

Reinvestment of
distributions              38,404             8,679                     16             402,151         92,773

Shares redeemed            (626,095)          (96,427)                  -              (6,595,292)     (1,036,670)

Net increase (decrease)    1,094,262          551,554                   15,191        $ 11,494,129    $ 5,885,743

INSTITUTIONAL CLASS
Shares sold                5,199,325          5,436,279                 5,646,676     $ 54,855,022    $ 57,943,429

Reinvestment of
distributions              401,855            349,249                   477,520        4,235,018       3,726,467

Shares redeemed            (5,956,114)        (6,987,186)               (9,287,961)    (62,763,186)    (74,446,547)

Net increase (decrease)    (354,934)          (1,201,658)               (3,163,765)   $ (3,673,146)   $ (12,776,651)



                                YEAR
                                ENDED
                                NOVEMBER 30,


                                1997 A

CLASS A Shares sold             $ 4,761,173

Reinvestment of distributions    111,981

Shares redeemed                  (1,767,583)

Net increase (decrease)         $ 3,105,571

CLASS T Shares sold             $ 137,559,201

Reinvestment of distributions    14,043,998

Shares redeemed                  (133,637,535)

Net increase (decrease)         $ 17,965,664

CLASS B Shares sold             $ 11,661,677

Reinvestment of distributions    796,683

Shares redeemed                  (9,166,397)

Net increase (decrease)         $ 3,291,963

CLASS C Shares sold             $ 160,441

Reinvestment of distributions    167

Shares redeemed                  -

Net increase (decrease)         $ 160,608

INSTITUTIONAL CLASS Shares      $ 59,206,035
sold

Reinvestment of distributions    5,003,755

Shares redeemed                  (97,400,869)

Net increase (decrease)         $ (33,191,079)


A SHARE TRANSACTIONS FOR CLASS C ARE FOR THE PERIOD NOVEMBER 3, 1997 (COMMENCEMENT OF SALE OF SHARES) TO NOVEMBER 30, 1997

REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees of Fidelity Advisor Series II and the Shareholders of Fidelity Advisor Intermediate Bond Fund (formerly a fund of Fidelity Advisor Series IV):

In our opinion, the accompanying statements of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Advisor Intermediate Bond Fund (a fund of Fidelity Advisor Series II, formerly a fund of Fidelity Advisor Series IV) at October 31, 1999, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Advisor Intermediate Bond Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 1999 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

/s/PricewaterhouseCoopers LLP
PricewaterhouseCoopers LLP

Boston, Massachusetts
December 9, 1999

DISTRIBUTIONS


A total of 13.28% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund will notify shareholders in January 2000 of amounts for use in preparing 1999 income tax returns.



INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA

INVESTMENT SUB-ADVISERS
Fidelity Management & Research (U.K.)
Inc., London, England
Fidelity Management & Research
(Far East) Inc., Tokyo, Japan
Fidelity Investments Money
Management, Inc. (FIMM)
Merrimack, NH

OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Fred L. Henning, Jr., Vice President
Dwight D. Churchill, Vice President
Kevin E. Grant, Vice President
Eric D. Roiter, Secretary
Richard A. Silver, Treasurer
Matthew N. Karstetter, Deputy Treasurer
Stanley N. Griffith, Assistant Vice President
John H. Costello, Assistant Treasurer
Thomas J. Simpson, Assistant Treasurer

BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *

ADVISORY BOARD
J. Gary Burkhead
Abigail P. Johnson
Ned C. Lautenbach

GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA

TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

CUSTODIAN
The Bank of New York
New York, NY

FOCUS FUNDS
Fidelity Advisor Consumer
Industries Fund
Fidelity Advisor Cyclical
Industries Fund
Fidelity Advisor Financial
Services Fund
Fidelity Advisor Health Care Fund
Fidelity Advisor Natural
Resources Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Utilities Growth Fund

GROWTH FUNDS
Fidelity Advisor Latin America Fund
Fidelity Advisor Emerging Asia Fund
Fidelity Advisor Japan Fund
Fidelity Advisor Europe Capital Appreciation Fund
Fidelity Advisor International
Capital Appreciation Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Diversified International Fund
Fidelity Advisor Global Equity Fund
Fidelity Advisor TechnoQuant(registered trademark)
Growth Fund
Fidelity Advisor Small Cap Fund
Fidelity Advisor Value Strategies Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Retirement Growth Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Large Cap Fund
Fidelity Advisor Dividend Growth Fund
Fidelity Advisor Growth
Opportunities Fund

GROWTH AND INCOME FUNDS
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund

TAXABLE INCOME FUNDS
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor High Yield Fund
Fidelity Advisor High Income Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Mortgage
Securities Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor Short Fixed-Income Fund

MUNICIPAL FUNDS
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Intermediate Municipal Income Fund

MONEY MARKET FUNDS
Prime Fund
Treasury Fund
Tax-Exempt Fund

(registered trademark)



FIDELITY(REGISTERED TRADEMARK) ADVISOR
INTERMEDIATE BOND
FUND - INSTITUTIONAL CLASS

ANNUAL REPORT
OCTOBER 31, 1999

(2_FIDELITY_LOGOS)(registered trademark)

CONTENTS


PRESIDENT'S MESSAGE    3   Ned Johnson on investing
                           strategies.

PERFORMANCE            4   How the fund has done over
                           time.

FUND TALK              7   The manager's review of fund
                           performance, strategy and
                           outlook.

INVESTMENT CHANGES     10  A summary of major shifts in
                           the fund's investments over
                           the past six months.

INVESTMENTS            11  A complete list of the fund's
                           investments with their
                           market values.

FINANCIAL STATEMENTS   21  Statements of assets and
                           liabilities, operations, and
                           changes in net assets, as
                           well as financial highlights.

NOTES                  30  Notes to the financial
                           statements.

REPORT OF INDEPENDENT  37  The auditors' opinion.
ACCOUNTANTS

DISTRIBUTIONS          38


Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report is printed on recycled paper using soy-based inks.

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE
SUBMITTED FOR THE GENERAL INFORMATION
OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS
IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.

MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED
BY,
ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT
RISKS,
INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.

NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY ADVISOR FUND, INCLUDING CHARGES AND EXPENSES, CONTACT YOUR
INVESTMENT PROFESSIONAL FOR A FREE PROSPECTUS. READ IT CAREFULLY
BEFORE YOU INVEST OR SEND MONEY.

PRESIDENT'S MESSAGE


(PHOTO_OF_EDWARD_C_JOHNSON_3D)

DEAR SHAREHOLDER:

All major U.S. equity market indexes posted positive returns for the month of October, led by the technology-heavy NASDAQ Index, which climbed to a record high close during the month. Domestic bonds, however, turned in relatively flat performance, due in large part to lingering fears of a potential interest rate hike by the Federal Reserve Board, and its adoption of a tightening bias during the first week of the month.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.

An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.

If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

Remember to contact your investment professional if you need help with your investments.

Best regards,
Edward C. Johnson 3d

FIDELITY ADVISOR INTERMEDIATE BOND FUND - INSTITUTIONAL CLASS
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the class' income, as reflected in its yield, to measure performance. If Fidelity had not reimbursed certain class expenses, the past five year and past 10 year total returns would have been lower.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED OCTOBER 31, 1999         PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY ADV INT BOND - INST CL        1.19%        35.95%        99.52%

LB Int Govt/Corp Bond                  0.99%        41.05%        104.47%

Short-Intermediate Investment          1.44%        35.05%        90.73%
Grade Debt   Funds Average


CUMULATIVE TOTAL RETURNS show Institutional Class' performance in percentage terms over a set period - in this case, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Institutional Class' returns to those of the Lehman Brothers Intermediate Government/Corporate Bond Index - a market value-weighted index of government and investment-grade corporate fixed-rate debt issues with maturities between one and 10 years. To measure how Institutional Class' performance stacked up against its peers, you can compare it to the short-intermediate investment grade debt funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past one year average represents a peer group of 93 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED OCTOBER 31, 1999   PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY ADV INT BOND - INST CL  1.19%        6.33%         7.15%

LB Int Govt/Corp Bond            0.99%        7.12%         7.41%

Short-Intermediate Investment    1.44%        6.19%         6.67%
Grade Debt   Funds Average

AVERAGE ANNUAL TOTAL RETURNS take Institutional Class' cumulative return and show you what would have happened if Institutional Class had performed at a constant rate each year.

$10,000 OVER 10 YEARS
             FA Intermed Bond -CL I      LB Intermediate Govt/Corp
             00087                       LB007
  1989/10/31      10000.00                    10000.00
  1989/11/30      10082.25                    10095.61
  1989/12/31      10098.87                    10123.24
  1990/01/31       9998.43                    10058.33
  1990/02/28      10031.32                    10094.95
  1990/03/31      10017.29                    10108.11
  1990/04/30       9952.53                    10073.02
  1990/05/31      10188.91                     9943.64
  1990/06/30      10325.14                    10432.22
  1990/07/31      10462.99                    10576.95
  1990/08/31      10375.64                    10533.53
  1990/09/30      10452.34                    10614.89
  1990/10/31      10550.84                    10738.13
  1990/11/30      10733.48                    10524.10
  1990/12/31      10897.94                    11050.17
  1991/01/31      10978.96                    11162.23
  1991/02/28      11067.01                    11251.48
  1991/03/31      11137.12                    11328.01
  1991/04/30      11261.34                    11451.47
  1991/05/31      11321.41                    11521.86
  1991/06/30      11324.82                    11529.98
  1991/07/31      11452.18                    11658.48
  1991/08/31      11692.61                    11881.06
  1991/09/30      11909.79                    12085.43
  1991/10/31      12050.71                    12223.37
  1991/11/30      12166.01                    12363.71
  1991/12/31      12549.81                    12665.67
  1992/01/31      12389.22                    12550.98
  1992/02/29      12421.36                    12600.54
  1992/03/31      12376.65                    12550.98
  1992/04/30      12446.20                    12661.29
  1992/05/31      12673.66                    12857.55
  1992/06/30      12852.37                    13047.89
  1992/07/31      13154.87                    13307.31
  1992/08/31      13276.50                    13440.42
  1992/09/30      13445.62                    13622.87
  1992/10/31      13250.34                    13446.12
  1992/11/30      13287.05                    13395.03
  1992/12/31      13467.91                    13574.40
  1993/01/31      13751.81                    13838.43
  1993/02/28      14016.26                    14056.62
  1993/03/31      14111.34                    14112.54
  1993/04/30      14202.71                    14226.13
  1993/05/31      14219.55                    14194.55
  1993/06/30      14506.67                    14417.35
  1993/07/31      14640.26                    14452.66
  1993/08/31      14969.75                    14681.81
  1993/09/30      15018.28                    14742.77
  1993/10/31      15104.35                    14782.25
  1993/11/30      15037.15                    14699.79
  1993/12/31      15095.18                    14767.12
  1994/01/31      15260.17                    14931.14
  1994/02/28      14955.28                    14710.32
  1994/03/31      14670.57                    14467.57
  1994/04/30      14634.20                    14369.11
  1994/05/31      14595.89                    14378.76
  1994/06/30      14597.68                    14380.73
  1994/07/31      14739.50                    14587.74
  1994/08/31      14741.19                    14633.35
  1994/09/30      14672.91                    14498.71
  1994/10/31      14676.13                    14496.73
  1994/11/30      14721.48                    14430.95
  1994/12/31      14784.48                    14482.04
  1995/01/31      14947.87                    14726.11
  1995/02/28      15120.97                    15031.58
  1995/03/31      15216.04                    15117.54
  1995/04/30      15354.55                    15304.15
  1995/05/31      15747.67                    15766.85
  1995/06/30      15844.08                    15872.55
  1995/07/31      15839.99                    15874.74
  1995/08/31      15971.51                    16019.25
  1995/09/30      16073.14                    16135.26
  1995/10/31      16254.00                    16315.07
  1995/11/30      16448.67                    16529.54
  1995/12/31      16633.22                    16702.78
  1996/01/31      16759.17                    16846.85
  1996/02/29      16571.95                    16649.05
  1996/03/31      16495.87                    16563.31
  1996/04/30      16431.69                    16504.76
  1996/05/31      16399.07                    16492.26
  1996/06/30      16568.65                    16667.47
  1996/07/31      16616.06                    16717.03
  1996/08/31      16632.13                    16730.19
  1996/09/30      16850.81                    16963.29
  1996/10/31      17120.18                    17263.06
  1996/11/30      17337.13                    17490.68
  1996/12/31      17248.99                    17378.62
  1997/01/31      17308.53                    17446.16
  1997/02/28      17327.23                    17479.50
  1997/03/31      17223.36                    17358.89
  1997/04/30      17416.07                    17562.83
  1997/05/31      17528.55                    17708.65
  1997/06/30      17687.99                    17870.27
  1997/07/31      18015.90                    18233.85
  1997/08/31      17951.08                    18142.19
  1997/09/30      18156.88                    18353.14
  1997/10/31      18315.48                    18556.42
  1997/11/30      18353.18                    18597.43
  1997/12/31      18496.81                    18746.11
  1998/01/31      18725.79                    18991.71
  1998/02/28      18720.82                    18977.24
  1998/03/31      18794.98                    19038.20
  1998/04/30      18866.25                    19133.59
  1998/05/31      19011.35                    19273.94
  1998/06/30      19119.86                    19396.96
  1998/07/31      19176.60                    19465.37
  1998/08/31      19394.79                    19771.28
  1998/09/30      19755.26                    20267.97
  1998/10/31      19717.90                    20248.02
  1998/11/30      19771.09                    20246.48
  1998/12/31      19862.84                    20327.84
  1999/01/31      19992.28                    20439.45
  1999/02/28      19780.00                    20139.03
  1999/03/31      19910.01                    20289.31
  1999/04/30      19983.24                    20351.61
  1999/05/31      19815.46                    20194.95
  1999/06/30      19813.28                    20209.04
  1999/07/31      19777.16                    20191.22
  1999/08/31      19759.69                    20206.55
  1999/09/30      19949.58                    20395.06
  1999/10/29      19952.14                    20447.00
IMATRL PRASUN   SHR__CHT 19991031 19991112 092435 R00000000000123

$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Intermediate Bond Fund - Institutional Class on October 31, 1989. As the chart shows, by October 31, 1999, the value of the investment would have grown to $19,952 - a 99.52% increase on the initial investment. For comparison, look at how the Lehman Brothers Intermediate Government/Corporate Bond Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $20,447 - a 104.47% increase.

(checkmark)UNDERSTANDING
PERFORMANCE

How a fund did yesterday is
no guarantee of how it will
do tomorrow. Bond prices, for
example, generally move in
the opposite direction of
interest rates. In turn, the
share price, return and yield
of a fund that invests in bonds
will vary. That means if you
sell your shares during a
market downturn, you might
lose money. But if you can ride
out the market's ups and
downs, you may have a gain.

TOTAL RETURN COMPONENTS

                  YEARS ENDED OCTOBER 31,

                  1999                      1998   1997   1996    1995

Dividend returns  5.55%                     5.96%  6.41%  6.83%   6.77%

Capital returns   -4.36%                    1.70%  0.57%  -1.50%   3.98%

Total returns     1.19%                     7.66%  6.98%  5.33%   10.75%

TOTAL RETURN COMPONENTS include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the class. A capital return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains, if any, paid by the class are reinvested.

DIVIDENDS AND YIELD

PERIODS ENDED OCTOBER 31, 1999   PAST 1 MONTH  PAST 6 MONTHS  PAST 1 YEAR

Dividends per share              5.13(cents)   30.18(cents)   59.54(cents)

Annualized dividend rate         5.87%         5.76%          5.64%

30-day annualized yield          6.32%         -              -

DIVIDENDS per share show the income paid by the class for a set period and do not reflect any tax reclassifications. If you annualize this number, based on an average share price of $10.29 over the past one month, $10.40 over the past six months and $10.55 over the past one year, you can compare the class' income over these three periods. The 30-day annualized YIELD is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis.

FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP

Rising interest rates stormed onto
the scene, leaving most bonds
standing by the wayside during
the 12-month period that ended
October 31, 1999. The Lehman
Brothers Aggregate Bond Index, a
popular measure of taxable-bond
performance, could muster only a
0.53% return during the period.
Fear of inflation and runaway
growth in the economy sent rates
higher, and Treasury prices lower.
Anticipation of and reaction to two
quarter-point rate hikes levied by
the Federal Reserve Board in the
summer kept the heat on Treasuries,
erasing a majority of the
interest-rate cuts of 1998. The
Lehman Brothers Treasury Index fell
1.55% during the 12-month period.
Elsewhere, spread sectors -
including corporate bonds and
mortgage securities - enjoyed an
edge over comparable duration
Treasuries. Investors seeking
higher-yielding alternatives to
Treasuries bid spread sector prices
higher from their depressed levels
of last fall. The excitement
surrounding corporate bonds
abated, however, as these issues
were upended in July and August
by market expectations of strong
year-end debt issuance. Corporates
recovered sharply, though, in
September and October in response
to lighter-than-expected supply. The
Lehman Brothers Corporate Bond
Index inched up 0.61% during the
period. In contrast, mortgage
securities mounted a sustained rally
during the period, benefiting from
favorable refinancing and
prepayment levels, as well as
declining interest-rate volatility late
in the period. The Lehman Brothers
Mortgage-Backed Securities Index
returned 2.99% during this time
frame.

(photograph of Kevin Grant)

An interview with Kevin Grant, Portfolio Manager of Fidelity Advisor Intermediate Bond Fund

Q. HOW DID THE FUND PERFORM, KEVIN?

A. For the 12-month period that ended October 31, 1999, the fund's Institutional Class shares returned 1.19%. That topped the 0.99% return for the Lehman Brothers Intermediate Government/Corporate Bond Index. During the same period, the short-intermediate investment grade debt funds average tracked by Lipper Inc. returned 1.44%.

Q. WHAT FACTORS SHAPED PERFORMANCE DURING THE PERIOD?

A. All things considered, the fund fared well relative to the market. Typically, it's extremely difficult to get any bond fund to post a positive total return in a deteriorating interest-rate environment, as rising bond yields cause their prices to drop by more than the interest earned. This fund, however, relied on sector allocation to help pave an alternate path, one that led to positive performance during the period. The fund benefited from its overweighting in spread sectors - namely, corporates, mortgages and asset-backed securities - relative to the benchmark, and these securities outperformed Treasuries during the 12-month period. Timing was equally as important, as we added spread sector exposure at historically attractive price levels during the period. Additionally, within corporates, we were in the right sectors. Our stake in communications
- cable, media and telecommunications companies - along with various energy firms was particularly beneficial to the fund. Consolidation in the world of telecommunications was a positive event for credit quality, which was a big win for us. Conversely, having an average duration - a measure of how sensitive the fund's share price is to changing interest rates - generally longer than its peers amid a rising interest-rate environment detracted from relative performance.

Q. WHAT ELSE INFLUENCED PERFORMANCE?

A. Within mortgages - a sector that is not represented in the benchmark - we had two things going for us during the period. First, refinancing activity slowed considerably as a result of the rise in interest rates. Yet, housing turnover remained high, as homeowners continued to trade up to bigger homes, fueled in large part by the strong economy. Thus, prepayments on discount mortgage securities - those priced below face value, or par - were faster than normal, which was a big positive since the bonds get prepaid at par. So, the fund benefited simply by owning discount mortgages through the passage of time. Second, the market began to recognize that mortgage securities were cheap, which drove prices up and led to spread tightening. Declining interest-rate volatility late in the period further benefited mortgage security valuations.

Q. HOW DID THE FUND'S HOLDINGS IN CORPORATE BONDS AFFECT PERFORMANCE?

A. Following two quarters of strong performance, corporate spreads widened considerably in the summer due to concerns of oversupply related to the Year 2000 - or Y2K - changeover. Those fears ultimately proved unfounded, with rising interest rates having a lot to do with keeping supply contained. Corporates rebounded, however, with spreads narrowing late in the period due to the surprising supply picture. We really didn't believe the supply scare at all to begin with, so, when spreads did widen out earlier, we viewed it simply as an opportunity to add securities that we liked at more attractive prices.

Q. WHAT WERE SOME OF YOUR OTHER STRATEGIES DURING THE PERIOD?

A. We stayed with many of the telecom names that performed well for us, although we shifted some telecom assets to energy holdings. Also, positions in government agencies took on a more meaningful role in the fund, as I began to substitute them for high-grade corporates. Agencies over the past year cheapened considerably, due in large part to supply reasons. Although agencies weren't expected to be huge wins for us, they did have some value just the same, as they offered returns that were competitive with high-quality corporate bonds, but with less risk.

Q. WHAT'S YOUR OUTLOOK?

A. My outlook remains positive for the spread sectors. In general, mortgages are still relatively cheap and, given that interest rates have risen, supply pressures and concerns over prepayments have eased considerably, even with the strong housing market. With respect to corporates, earnings and cash flows are still quite good, so companies should continue to do well from a bondholder's perspective. There's also growing sentiment shared among corporate treasurers these days to carry less debt on their balance sheets. Together, these factors paint a pretty good picture going forward. Admittedly, the interest-rate move over the past 12 months was a big one. Since it's unlikely that we would experience a move of similar magnitude any time soon, today's higher level of interest rates offers investors a much better cushion against future volatility.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER AND DO NOT NECESSARILY REPRESENT THE VIEWS OF FIDELITY OR ANY OTHER PERSON IN THE FIDELITY ORGANIZATION. ANY SUCH VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS AND FIDELITY DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR A FIDELITY FUND ARE BASED ON NUMEROUS FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY FIDELITY FUND.

(checkmark)FUND FACTS

GOAL: high current income;
may also seek capital
appreciation

START DATE: February 2, 1984

SIZE: as of October 31, 1999,
more than $576 million

MANAGER: Kevin Grant, since
1995; joined Fidelity in
1993

KEVIN GRANT ON THE ROLE
OF MORTGAGE SECURITIES IN
THE FUND:

"Two years ago, the mortgage
market accounted for about 30%
of the investment-grade world. By
the end of this year, that share will
grow to around 35% of this universe.
What's happening, in essence, is
that the U.S. Treasury is issuing
fewer bonds, so that the pool of
available government securities
is shrinking relative to other
components of the market, like
the mortgage sector.

"Much of the rise in mortgages was
due to a strong refinancing wave
resulting in larger, lower-coupon
issues, as well as the sustained
robustness of the housing market
providing a steady stream of new
mortgages into the market.
Mortgages have become an
increasingly growing part of the
investment equation for this fund
and others like it, and I expect this
trend to continue going forward.
Through its pursuit of attractive
investment alternatives within such
asset classes as mortgages, the fund
stands well poised to challenge the
Treasury-heavy Lehman index,
which excludes them altogether."

NOTE TO SHAREHOLDERS:
Effective December 29, 1999,
Andrew Dudley became portfolio
manager of Fidelity Advisor
Intermediate Bond Fund.

INVESTMENT CHANGES



QUALITY DIVERSIFICATION AS OF
OCTOBER 31, 1999

(MOODY'S RATINGS)              % OF FUND'S INVESTMENTS  % OF FUND'S INVESTMENTS 6
                                                        MONTHS AGO

Aaa                             58.2                     56.8

Aa                              1.8                      2.8

A                               18.9                     18.4

Baa                             12.9                     13.6

Ba and Below                    3.0                      1.2


TABLE EXCLUDES SHORT-TERM INVESTMENTS. WHERE MOODY'S RATINGS ARE NOT AVAILABLE, WE HAVE USED S&P (registered trademark) RATINGS.
SECURITIES RATED AS BA OR BELOW WERE RATED INVESTMENT GRADE BY OTHER NATIONALLY RECOGNIZED RATING AGENCIES OR ASSIGNED AN INVESTMENT GRADE RATING AT THE TIME OF ACQUISITION BY FIDELITY.

AVERAGE YEARS TO MATURITY AS
OF OCTOBER 31, 1999

                                     6 MONTHS AGO

Years                          6.1   5.8

AVERAGE YEARS TO MATURITY IS BASED ON THE AVERAGE TIME REMAINING UNTIL PRINCIPAL PAYMENTS ARE EXPECTED FROM EACH OF THE FUND'S BONDS,
WEIGHTED BY DOLLAR AMOUNT.

DURATION AS OF OCTOBER 31, 1999

                                        6 MONTHS AGO

Years                             3.4   3.5

DURATION SHOWS HOW MUCH A BOND FUND'S PRICE FLUCTUATES WITH CHANGES IN COMPARABLE INTEREST RATES. IF RATES RISE 1%, FOR EXAMPLE, A FUND WITH A FIVE-YEAR DURATION IS LIKELY TO LOSE ABOUT 5% OF ITS VALUE. OTHER FACTORS ALSO CAN INFLUENCE A BOND FUND'S PERFORMANCE AND SHARE PRICE. ACCORDINGLY, A BOND FUND'S ACTUAL PERFORMANCE MAY DIFFER FROM THIS EXAMPLE.

ASSET ALLOCATION (% OF FUND'S
NET ASSETS)

AS OF OCTOBER 31, 1999 *                                       AS OF APRIL 30, 1999 **

Corporate Bonds                 30.4%                          Corporate Bonds                     30.3%

U.S. Government and                                            U.S. Government and
Government Agency                                              Government Agency
Obligations                     50.0%                          Obligations                         47.0%

Asset-Backed  Securities         7.2%                          Asset-Backed  Securities            10.5%

CMOs and Other Mortgage                                        CMOs and Other Mortgage
Related Securities               2.2%                          Related Securities                   2.2%

Other Investments                3.8%                          Other Investments                    4.5%

Short-Term Investments  and                                    Short-Term Investments  and
Net Other Assets                 6.4%                          Net Other Assets                     5.5%

* FOREIGN INVESTMENTS            8.8%                          ** FOREIGN INVESTMENTS              10.7%

Row: 1, Col: 1, Value: 30.4                                    Row: 1, Col: 1, Value: 30.3
Row: 1, Col: 2, Value: 0.0                                     Row: 1, Col: 2, Value: 0.0
Row: 1, Col: 3, Value: 50.0                                    Row: 1, Col: 3, Value: 47.0
Row: 1, Col: 4, Value: 7.2                                     Row: 1, Col: 4, Value: 10.5
Row: 1, Col: 5, Value: 2.2                                     Row: 1, Col: 5, Value: 2.2
Row: 1, Col: 6, Value: 3.8                                     Row: 1, Col: 6, Value: 4.5
Row: 1, Col: 7, Value: 0.0                                     Row: 1, Col: 7, Value: 0.0
Row: 1, Col: 8, Value: 6.4                                     Row: 1, Col: 8, Value: 5.5





PRIOR TO THIS REPORT, CERTAIN INFORMATION RELATED TO PORTFOLIO
HOLDINGS WAS STATED AS A PERCENTAGE OF THE FUND'S INVESTMENTS.


INVESTMENTS OCTOBER 31, 1999

Showing Percentage of Net Assets



NONCONVERTIBLE BONDS - 30.4%

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT                VALUE (NOTE 1)

BASIC INDUSTRIES - 1.5%

CHEMICALS & PLASTICS - 1.4%

Monsanto Co. 6% 12/1/05 (c)       A2        $ 5,000,000                     $ 4,672,050

Praxair, Inc. 6.15% 4/15/03       A3         3,640,000                       3,514,347

                                                                             8,186,397

PAPER & FOREST PRODUCTS - 0.1%

Fort James Corp. 6.625%           Baa2       255,000                         247,919
9/15/04

TOTAL BASIC INDUSTRIES                                                       8,434,316

CONSTRUCTION & REAL ESTATE -
1.9%

REAL ESTATE - 1.0%

Duke Realty LP 7.3% 6/30/03       Baa1       6,000,000                       5,954,820

REAL ESTATE INVESTMENT TRUSTS
- 0.9%

CenterPoint Properties Trust      Baa2       640,000                         598,989
6.75% 4/1/05

Equity Office Properties          Baa1       4,000,000                       3,859,400
Trust 6.5% 1/15/04

ProLogis Trust 6.7% 4/15/04       Baa1       415,000                         395,288

                                                                             4,853,677

TOTAL CONSTRUCTION & REAL                                                    10,808,497
ESTATE

ENERGY - 0.4%

OIL & GAS - 0.4%

Apache Finance Property Ltd.      Baa1       700,000                         659,750
6.5% 12/15/07

Conoco, Inc. 5.9% 4/15/04         A3         600,000                         579,540

Petro-Canada 7% 11/15/28          A3         1,440,000                       1,290,413

                                                                             2,529,703

FINANCE - 13.4%

BANKS - 7.8%

ABN-Amro Bank NV, Chicago         A1         2,750,000                       2,739,550
6.625% 10/31/01

Banc One Corp. 7.25% 8/1/02       A1         2,500,000                       2,533,825

BankAmerica Corp. 10% 2/1/03      Aa3        210,000                         228,711

BankBoston Corp. 6.625% 2/1/04    A3         3,200,000                       3,134,784

BanPonce Financial Corp.          A3         3,850,000                       3,828,440
6.75% 8/9/01

Barclays Bank PLC yankee          A1         3,050,000                       3,009,618
5.95% 7/15/01

Capital One Bank 7.35% 6/20/00    Baa2       5,000,000                       5,016,100

Capital One Financial Corp.       Baa3       1,390,000                       1,276,229
7.125% 8/1/08

Chase Manhattan Corp. 5.5%        Aa3        600,000                         593,112
2/15/01

NONCONVERTIBLE BONDS -
CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT                VALUE (NOTE 1)

FINANCE - CONTINUED

BANKS - CONTINUED

Kansallis-Osake-Pankki (NY        A2        $ 650,000                       $ 693,446
Branch) yankee  10% 5/1/02

Korea Development Bank:

6.625% 11/21/03                   Baa3       1,165,000                       1,114,660

7.125% 9/17/01                    Baa3       170,000                         168,196

MBNA Corp. 6.34% 6/2/03           Baa2       450,000                         433,080

NationsBank Corp. 8.125%          Aa3        3,000,000                       3,094,800
6/15/02

Provident Bank 6.125% 12/15/00    A3         5,000,000                       4,957,800

Sanwa Finance Aruba AEC 8.35%     Baa1       3,800,000                       3,844,042
7/15/09

U.S. Bancorp 7.5% 6/1/26          A2         2,000,000                       2,029,960

Union Planters National Bank      A3         1,500,000                       1,503,225
6.81% 8/20/01

Wachovia Corp. 6.605% 10/1/25     A1         5,000,000                       4,904,200

                                                                             45,103,778

CREDIT & OTHER FINANCE - 5.3%

Associates Corp. of North         Aa3        1,350,000                       1,321,448
America 6% 4/15/03

AT&T Capital Corp. 7.5%           A1         2,380,000                       2,401,277
11/15/00

ERP Operating LP:

6.55% 11/15/01                    A3         470,000                         464,703

7.1% 6/23/04                      A3         5,000,000                       4,927,950

Ford Motor Credit Co. 7.75%       A1         100,000                         102,587
11/15/02

GS Escrow Corp. 7.125% 8/1/05     Ba1        3,350,000                       3,007,396

Popular North America, Inc.       A3         2,250,000                       2,243,925
7.375% 9/15/01

RBSG Capital Corp. 10.125%        A2         1,500,000                       1,650,420
3/1/04

Sears Roebuck Acceptance          A2         5,000,000                       4,984,450
Corp. 6.15% 11/15/05

Spieker Properties LP:

6.8% 5/1/04                       Baa2       535,000                         516,200

6.875% 2/1/05                     Baa2       5,000,000                       4,804,900

Sprint Capital Corp.:

5.7% 11/15/03                     Baa1       1,160,000                       1,107,440

5.875% 5/1/04                     Baa1       2,265,000                       2,173,154

6.875% 11/15/28                   Baa1       595,000                         544,907

Trizec Finance Ltd. yankee        Baa3       590,000                         628,350
10.875% 10/15/05

                                                                             30,879,107

SAVINGS & LOANS - 0.2%

Long Island Savings Bank FSB      Baa3       900,000                         888,570
6.2% 4/2/01

NONCONVERTIBLE BONDS -
CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT                VALUE (NOTE 1)

FINANCE - CONTINUED

SECURITIES INDUSTRY - 0.1%

Amvescap PLC yankee 6.6%          A3        $ 700,000                       $ 669,879
5/15/05

TOTAL FINANCE                                                                77,541,334

INDUSTRIAL MACHINERY &
EQUIPMENT - 1.6%

INDUSTRIAL MACHINERY &
EQUIPMENT - 0.7%

Tyco International Group SA       Baa1       4,000,000                       3,949,640
yankee 6.125% 6/15/01

POLLUTION CONTROL - 0.9%

WMX Technologies, Inc. 7.1%       Ba1        6,000,000                       5,410,740
8/1/26

TOTAL INDUSTRIAL MACHINERY &                                                 9,360,380
EQUIPMENT

MEDIA & LEISURE - 1.1%

BROADCASTING - 1.1%

Continental Cablevision, Inc.     Baa2       875,000                         914,165
8.3% 5/15/06

Cox Communications, Inc.          Baa2       1,295,000                       1,319,048
7.75% 8/15/06

TCI Communications, Inc.          A2         3,470,000                       3,876,545
8.75% 8/1/15

                                                                             6,109,758

NONDURABLES - 2.2%

BEVERAGES - 1.0%

Seagram Co. Ltd. yankee           Baa3       270,000                         236,250
6.875% 9/1/23

Seagram JE & Sons, Inc.           Baa3       5,635,000                       5,401,148
6.625% 12/15/05

                                                                             5,637,398

TOBACCO - 1.2%

Philip Morris Companies, Inc.     A2         6,000,000                       5,761,800
6.95% 6/1/06

RJR Nabisco, Inc. 7.375%          Baa2       1,300,000                       1,248,494
5/15/03 (c)

                                                                             7,010,294

TOTAL NONDURABLES                                                            12,647,692

RETAIL & WHOLESALE - 1.8%

DRUG STORES - 0.7%

Rite Aid Corp.:

6% 12/15/00 (c)                   Ba2        380,000                         307,800

NONCONVERTIBLE BONDS -
CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT                VALUE (NOTE 1)

RETAIL & WHOLESALE - CONTINUED

DRUG STORES - CONTINUED

Rite Aid Corp.: - continued

6.5% 12/15/05 (c)                 Ba2       $ 5,175,000                     $ 3,363,750

7.125% 1/15/07                    Ba2        650,000                         442,000

                                                                             4,113,550

GROCERY STORES - 0.3%

Kroger Co. 6% 7/1/00              Baa3       1,480,000                       1,469,625

RETAIL & WHOLESALE,
MISCELLANEOUS - 0.8%

USA Networks, Inc./USANI LLC      Ba1        5,000,000                       4,777,500
6.75% 11/15/05

TOTAL RETAIL & WHOLESALE                                                     10,360,675

TECHNOLOGY - 1.2%

COMPUTER SERVICES & SOFTWARE
- 0.9%

First Data Corp. 6.625% 4/1/03    A2         5,000,000                       4,948,550

COMPUTERS & OFFICE EQUIPMENT
- 0.3%

Comdisco, Inc. 5.95% 4/30/02      Baa1       2,000,000                       1,935,460

TOTAL TECHNOLOGY                                                             6,884,010

TRANSPORTATION - 0.1%

AIR TRANSPORTATION - 0.1%

Continental Airlines, Inc.
pass thru trust certificates:

7.434% 3/15/06                    Baa1       435,000                         425,735

7.73% 9/15/12                     Baa1       280,000                         273,280

                                                                             699,015

UTILITIES - 5.2%

CELLULAR - 0.7%

Cable & Wireless                  Baa1       3,760,000                       3,747,517
Communications PLC  6.375%
3/6/03

ELECTRIC UTILITY - 2.6%

Avon Energy Partners Holdings:

6.46% 3/4/08 (c)                  Baa2       2,000,000                       1,827,660

7.05% 12/11/07 (c)                Baa2       5,000,000                       4,757,800

NONCONVERTIBLE BONDS -
CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT                VALUE (NOTE 1)

UTILITIES - CONTINUED

ELECTRIC UTILITY - CONTINUED

DR Investments UK PLC yankee      A2        $ 5,000,000                     $ 5,013,150
7.1% 5/15/02 (c)

Israel Electric Corp. Ltd.        A3         3,840,000                       3,316,800
7.75% 12/15/27 (c)

                                                                             14,915,410

GAS - 0.3%

Cms Panhandle Holding Co.:

6.125% 3/15/04                    Baa3       1,000,000                       957,000

7% 7/15/29                        Baa3       750,000                         677,700

                                                                             1,634,700

TELEPHONE SERVICES - 1.6%

MCI WorldCom, Inc. 6.4%           A3         5,000,000                       4,859,900
8/15/05

Telecomunicaciones de Puerto      Baa2       1,330,000                       1,265,828
Rico, Inc.  6.65% 5/15/06 (c)

Teleglobe Canada, Inc.:

7.2% 7/20/09                      Baa1       2,545,000                       2,389,119

7.7% 7/20/29                      Baa1       1,000,000                       905,520

                                                                             9,420,367

TOTAL UTILITIES                                                              29,717,994

TOTAL NONCONVERTIBLE BONDS                                                   175,093,374
(Cost $182,270,582)

U.S. GOVERNMENT AND
GOVERNMENT AGENCY
OBLIGATIONS - 26.5%



U.S. GOVERNMENT AGENCY
OBLIGATIONS - 6.9%

Fannie Mae:

6.15% 1/13/00                     Aaa        1,100,000                       1,100,341

6.5% 4/29/09                      Aaa        23,900,000                      22,753,517

Farm Credit Systems Financial     Aaa        1,800,000                       1,968,750
Assistance Corp. 9.375%
7/21/03

Federal Home Loan Bank:

7.31% 6/16/04                     Aaa        3,830,000                       3,938,925

7.38% 8/5/04                      Aaa        1,930,000                       1,994,829

7.7% 9/20/04                      Aaa        1,250,000                       1,307,225

Freddie Mac 8.115% 1/31/05        Aaa        5,460,000                       5,815,774

U.S. GOVERNMENT AND
GOVERNMENT AGENCY
OBLIGATIONS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT                VALUE (NOTE 1)

U.S. GOVERNMENT AGENCY
OBLIGATIONS - CONTINUED

Government Trust Certificates     Aaa       $ 546,095                       $ 561,118
(assets of Trust guaranteed
by U.S. Government through
Defense Security Assistance
Agency) Class 2-E 9.4%
5/15/02

Guaranteed Export Trust           Aaa        257,631                         259,049
Certificates (assets  of
Trust guaranteed by U.S.
Government through
Export-Import Bank) Series
1994 A, 7.12% 4/15/06

                                                                             39,699,528

U.S. TREASURY OBLIGATIONS -
19.6%

U.S. Treasury Bonds:

6.125% 8/15/29                    Aaa        3,050,000                       3,036,641

12% 8/15/13                       Aaa        1,790,000                       2,453,983

14% 11/15/11                      Aaa        1,510,000                       2,155,767

U.S. Treasury Notes:

4% 10/31/00                       Aaa        48,000,000                      47,242,560

6.375% 9/30/01                    Aaa        8,500,000                       8,582,365

6.5% 5/31/02                      Aaa        5,165,000                       5,240,047

7% 7/15/06                        Aaa        17,882,000                      18,681,147

7.25% 8/15/04                     Aaa        4,890,000                       5,133,718

7.5% 11/15/01                     Aaa        20,090,000                      20,724,040

                                                                             113,250,268

TOTAL U.S. GOVERNMENT AND                                                    152,949,796
GOVERNMENT AGENCY OBLIGATIONS
(Cost $154,628,476)

U.S. GOVERNMENT AGENCY -
MORTGAGE SECURITIES - 23.5%



FANNIE MAE - 19.6%

5.5% 9/1/10 to 5/1/11             Aaa        1,464,087                       1,390,711

6% 3/1/11 to 3/1/14               Aaa        35,413,342                      34,084,365

6.5% 10/1/27 to 7/1/29            Aaa        10,965,419                      10,507,553

7% 12/1/23 to 12/1/28             Aaa        3,162,212                       3,113,236

7.5% 9/1/25 to 9/1/29             Aaa        56,715,812                      56,841,361

8.5% 6/1/11 to 4/1/27             Aaa        3,031,661                       3,135,172

9.5% 2/1/25                       Aaa        1,750,555                       1,858,319

10% 1/1/20                        Aaa        47,727                          51,710

U.S. GOVERNMENT AGENCY -
MORTGAGE SECURITIES -
CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT                VALUE (NOTE 1)

FANNIE MAE - CONTINUED

10.5% 7/1/11 to 8/1/20            Aaa       $ 250,045                       $ 274,312

11% 8/1/15                        Aaa        1,330,200                       1,450,676

12.5% 2/1/11 to 4/1/15            Aaa        57,539                          65,117

                                                                             112,772,532

FREDDIE MAC - 0.4%

8.5% 9/1/24 to 8/1/27             Aaa        1,398,818                       1,449,078

9.5% 1/1/17                       Aaa        14,335                          15,098

10% 4/1/05 to 8/1/10              Aaa        149,923                         155,876

10.25% 12/1/09                    Aaa        27,860                          29,463

10.5% 5/1/21                      Aaa        446,684                         485,118

11% 12/1/11                       Aaa        17,018                          18,309

11.5% 10/1/15                     Aaa        61,535                          67,326

11.75% 10/1/10                    Aaa        35,418                          38,471

                                                                             2,258,739

GOVERNMENT NATIONAL MORTGAGE
ASSOCIATION - 3.5%

6.5% 2/15/29                      Aaa        9,816,579                       9,380,920

7% 11/15/22 to 7/15/28            Aaa        3,463,714                       3,408,723

7.5% 2/15/28 to 10/15/28          Aaa        346,627                         347,520

8% 2/15/02 to 6/15/25             Aaa        2,050,673                       2,092,544

8.5% 4/15/17 to 12/15/21          Aaa        389,463                         405,636

10% 11/15/09 to 1/15/26           Aaa        2,047,797                       2,238,555

11% 12/15/09 to 10/15/20          Aaa        461,015                         506,649

11.5% 3/15/10 to 2/15/19          Aaa        1,881,011                       2,106,808

                                                                             20,487,355

TOTAL U.S. GOVERNMENT AGENCY                                                 135,518,626
- MORTGAGE SECURITIES
(Cost $137,754,050)

ASSET-BACKED SECURITIES - 7.2%



Aesop Funding II LLC 6.22%        Aaa        8,000,000                       7,990,000
10/20/01 (c)

American Express Credit           A1         1,100,000                       1,054,453
Account Master Trust 6.1%
12/15/06

Arcadia Automobile                Aaa        4,907,201                       4,906,435
Receivables Trust 6.5%
6/17/02

ASSET-BACKED SECURITIES -
CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT                VALUE (NOTE 1)

Chase Manhattan Grantor Trust:

6.61% 9/15/02                     Aaa       $ 677,731                       $ 680,273

6.76% 9/15/02                     A3         254,149                         254,785

Chevy Chase Auto Receivables
Trust:

5.9% 7/15/03                      Aaa        734,583                         730,553

5.91% 12/15/04                    Aaa        504,122                         499,333

6.6% 12/15/02                     Aaa        215,756                         215,957

Citibank Credit Card Master       A1         10,000,000                      9,995,313
Trust I  6.45% 8/15/02

Contimortgage Home Equity         Aaa        2,197,036                       2,187,413
Loan Trust  6.26% 7/15/12

Discover Card Master Trust I      A2         2,000,000                       1,950,000
5.85% 11/16/04

Ford Credit Auto Owner Trust:

6.4% 12/15/02                     Baa2       590,000                         582,625

6.87% 11/15/04                    A2         1,100,000                       1,095,531

Key Auto Finance Trust 6.3%       A2         787,582                         784,630
10/15/03

PNC Student Loan Trust I          Aaa        3,645,000                       3,646,139
6.314% 1/25/01

Premier Auto Trust 5.59%          Aaa        5,000,000                       4,885,900
2/9/04

Sears Credit Account Master       Aaa        283,333                         283,333
Trust II  6.5% 10/15/03

TOTAL ASSET-BACKED SECURITIES                                                41,742,673
(Cost $41,963,599)

COMMERCIAL MORTGAGE
SECURITIES - 2.2%



CS First Boston Mortgage
Securities Corp.:

Series 1995-WF1 Class A-2,        AAA        3,359,096                       3,330,754
6.648% 12/21/27

Series 1998-FL1:

Class D, 5.9% 12/10/00 (c)(d)     A2         1,600,000                       1,584,000

Class E, 6.25% 1/10/13 (c)(d)     Baa2       2,970,000                       2,910,600

Equitable Life Assurance          A2         1,000,000                       985,300
Society of the  United
States Series 174 Class C-1,
 7.52% 5/15/06 (c)

COMMERCIAL MORTGAGE
SECURITIES - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT                VALUE (NOTE 1)

Thirteen Affiliates of            Aaa       $ 2,500,000                     $ 2,396,700
General Growth Properties,
Inc. sequential pay Series 1
Class A2, 6.602% 12/15/10 (c)

Wells Fargo Capital Markets       Aaa        1,496,719                       1,479,492
Apartment Financing Trust
Series APT Class 1, 6.56%
12/29/05 (c)

TOTAL COMMERCIAL MORTGAGE                                                    12,686,846
SECURITIES
(Cost $12,893,718)

FOREIGN GOVERNMENT AND
GOVERNMENT AGENCY
OBLIGATIONS (E) - 2.1%



Canadian Government 6.125%        Aa2        5,000,000                       4,975,500
7/15/02

Korean Republic yankee:

8.75% 4/15/03                     Baa3       1,225,000                       1,264,310

8.875% 4/15/08                    Baa3       858,000                         888,390

Quebec Province yankee:

6.86% 4/15/26 (b)                 A2         5,000,000                       4,894,400

7.125% 2/9/24                     A2         190,000                         182,704

7.5% 7/15/23                      A2         190,000                         190,568

TOTAL FOREIGN GOVERNMENT AND                                                 12,395,872
GOVERNMENT AGENCY OBLIGATIONS
(Cost $12,402,174)

SUPRANATIONAL OBLIGATIONS -
1.7%



Inter American Development        Aaa        10,000,000                      9,743,500
Bank yankee  6.29% 7/16/27
(Cost $9,937,100)


CASH EQUIVALENTS - 5.1%

                              MATURITY AMOUNT                 VALUE (NOTE 1)

Investments in repurchase     $ 29,199,965                    $ 29,187,000
agreements (U.S. Government
obligations), in a joint
trading account at 5.33%,
dated 10/29/99 due 11/1/99
(Cost $29,187,000)

TOTAL INVESTMENT PORTFOLIO -                                   569,317,687
98.7% (Cost $581,036,699)

NET OTHER ASSETS - 1.3%                                        7,422,548

NET ASSETS - 100%                                             $ 576,740,235

LEGEND

(a) Standard & Poor's credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.

(b) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $43,119,424 or 7.5% of net assets.

(d) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(e) For foreign government obligations not individually rated by S&P or Moody's, the ratings listed have been assigned by FMR, the fund's investment adviser, based principally on S&P and Moody's ratings of the sovereign credit of the issuing government.

OTHER INFORMATION

The composition of long-term debt holdings as a percentage of total value of investments in securities, is as follows (ratings are unaudited):

MOODY'S RATINGS            S&P RATINGS

Aaa, Aa, A        78.3%    AAA, AA, A    71.9%

Baa               12.9%    BBB           15.8%

Ba                3.0%     BB            1.6%

B                 0.0%     B             0.0%

Caa               0.0%     CCC           0.0%

Ca, C             0.0%     CC, C         0.0%

                           D             0.0%

INCOME TAX INFORMATION

At October 31, 1999, the aggregate cost of investment securities for income tax purposes was $581,211,516. Net unrealized depreciation aggregated $11,893,829, of which $924,846 related to appreciated investment securities and $12,818,675 related to depreciated investment securities.

At October 31, 1999, the fund had a capital loss carryforward of approximately $14,756,000 of which $9,361,000, $1,410,000 and
$3,985,000 will expire on October 31, 2004, 2005 and 2007,
respectively.

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
                                          OCTOBER 31, 1999

ASSETS

Investment in securities, at                 $ 569,317,687
value (including repurchase
agreements of $29,187,000)
(cost $581,036,699) - See
accompanying schedule

Cash                                          16,609

Receivable for investments                    170,105
sold

Receivable for fund shares                    1,411,950
sold

Interest receivable                           8,231,754

 TOTAL ASSETS                                 579,148,105

LIABILITIES

Payable for fund shares         $ 1,307,434
redeemed

Distributions payable            596,478

Accrued management fee           204,225

Distribution fees payable        129,257

Other payables and accrued       170,476
expenses

 TOTAL LIABILITIES                            2,407,870

NET ASSETS                                   $ 576,740,235

Net Assets consist of:

Paid in capital                              $ 604,755,708

Distributions in excess of                    (1,366,046)
net investment income

Accumulated undistributed net                 (14,930,415)
realized gain (loss) on
investments and foreign
currency transactions

Net unrealized appreciation                   (11,719,012)
(depreciation) on investments

NET ASSETS                                   $ 576,740,235

STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                         OCTOBER 31, 1999

CALCULATION OF MAXIMUM             $10.30
OFFERING PRICE CLASS A: NET
ASSET VALUE and redemption
price   per share
($22,627,798 (divided by)
2,196,298 shares)

Maximum offering price per         $10.70
share (100/96.25 of $10.30)

CLASS T: NET ASSET VALUE and       $10.31
redemption price   per share
($315,350,636 (divided by)
30,592,712 shares)

Maximum offering price per         $10.60
share (100/97.25 of $10.31)

CLASS B: NET ASSET VALUE and       $10.30
offering price   per share
($64,531,767 (divided by)
6,268,026 shares) A

CLASS C: NET ASSET VALUE and       $10.29
offering price    per share
($17,099,265 (divided by)
1,661,007 shares) A

INSTITUTIONAL CLASS: NET           $10.31
ASSET VALUE, offering price
and redemption price   per
share ($157,130,769 (divided
by) 15,234,260 shares)

A REDEMPTION PRICE PER SHARE IS EQUAL TO NET ASSET VALUE LESS ANY
APPLICABLE CONTINGENT DEFERRED SALES CHARGE.

STATEMENT OF OPERATIONS

                                YEAR ENDED OCTOBER 31, 1999

INVESTMENT INCOME                              $ 35,342,946
Interest

EXPENSES

Management fee                  $ 2,359,875

Transfer agent fees              1,105,508

Distribution fees                1,372,973

Accounting fees and expenses     164,670

Non-interested trustees'         1,702
compensation

Custodian fees and expenses      42,911

Registration fees                124,072

Audit                            33,915

Legal                            11,991

 Total expenses before           5,217,617
reductions

 Expense reductions              (7,787)        5,209,830

NET INVESTMENT INCOME                           30,133,116

REALIZED AND UNREALIZED GAIN                    (4,437,550)
(LOSS)
Net realized gain (loss) on
investment securities

Change in net unrealized
appreciation (depreciation)
on:

 Investment securities           (20,803,048)

 Delayed delivery commitments    182,878        (20,620,170)

NET GAIN (LOSS)                                 (25,057,720)

NET INCREASE (DECREASE) IN                     $ 5,075,396
NET ASSETS RESULTING  FROM
OPERATIONS

STATEMENT OF CHANGES IN NET ASSETS

                               YEAR ENDED OCTOBER 31, 1999  ELEVEN MONTHS ENDED OCTOBER  YEAR ENDED NOVEMBER 30, 1997
                                                            31, 1998

INCREASE (DECREASE) IN NET
ASSETS

Operations Net investment      $ 30,133,116                 $ 24,787,296                 $ 28,868,748
income

 Net realized gain (loss)       (4,437,550)                  4,353,759                    (1,459,900)

 Change in net unrealized       (20,620,170)                 4,740,098                    (1,414,423)
appreciation (depreciation)

 NET INCREASE (DECREASE) IN     5,075,396                    33,881,153                   25,994,425
NET ASSETS RESULTING FROM
OPERATIONS

Distributions to shareholders   (29,409,259)                 (24,380,390)                 (28,478,083)
from net investment income

Share transactions -  net       91,347,340                   17,749,456                   (8,667,273)
increase (decrease)

  TOTAL INCREASE (DECREASE)     67,013,477                   27,250,219                   (11,150,931)
 IN NET ASSETS

NET ASSETS

 Beginning of period            509,726,758                  482,476,539                  493,627,470

 End of period (including      $ 576,740,235                $ 509,726,758                $ 482,476,539
distributions in excess of
net investment income of
$1,366,046, $1,805,499 and
$1,999,021, respectively)


FINANCIAL HIGHLIGHTS - CLASS A

YEARS ENDED OCTOBER 31,          1999      1998 H      1997  I   1996 E

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 10.770  $ 10.560    $ 10.590  $ 10.350
period

Income from Investment
Operations

Net investment income D           .580      .537        .615      .159

Net realized and unrealized       (.474)    .207        (.023)    .235
gain (loss)

Total from investment             .106      .744        .592      .394
operations

Less Distributions

From net investment income        (.576)    (.534)      (.622)    (.154)

Net asset value, end of period   $ 10.300  $ 10.770    $ 10.560  $ 10.590

TOTAL RETURN B, C                 1.00%     7.21%       5.81%     3.83%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 22,628  $ 8,217     $ 3,819   $ 687
(000 omitted)

Ratio of expenses to average      .87%      .90% A, F   .90% F    .90% A, F
net assets

Ratio of expenses to average      .86% G    .90% A      .90%      .90% A
net assets after expense
reductions

Ratio of net investment           5.58%     5.51% A     5.93%     6.45% A
income to average net assets

Portfolio turnover rate           138%      176% A      138%      200%

A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF CLASS A SHARES) TO NOVEMBER 30, 1996
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.
H ELEVEN MONTHS ENDED OCTOBER 31
I YEAR ENDED NOVEMBER 30

FINANCIAL HIGHLIGHTS - CLASS T

YEARS ENDED OCTOBER 31,          1999       1998 G     1997 H     1996 H     1995 H     1994 H

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 10.770   $ 10.560   $ 10.610   $ 10.760   $ 10.260   $ 11.140
period

Income from Invest- ment
Operations

Net investment income             .576 D     .537 D     .625 D     .671 D     .649       .609

Net realized  and unrealized      (.473)     .201       (.058)     (.147)     .491       (.876)
gain (loss)

Total from investment             .103       .738       .567       .524       1.140      (.267)
operations

Less Distributions

From net investment income        (.563)     (.528)     (.617)     (.674)     (.640)     (.555)

In excess of net  investment      -          -          -          -          -          (.058)
income

Total distributions               (.563)     (.528)     (.617)     (.674)     (.640)     (.613)

Net asset value, end of period   $ 10.310   $ 10.770   $ 10.560   $ 10.610   $ 10.760   $ 10.260

TOTAL RETURN B, C                 .98%       7.15%      5.56%      5.10%      11.43%     (2.44)%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 315,350  $ 287,734  $ 278,869  $ 262,103  $ 228,439  $ 141,866
(000 omitted)

Ratio of expenses to average      .97%       .98% A     .96%       .97%       .94% E     1.02% E
net assets

Ratio of expenses to average      .97%       .98% A     .96%       .96% F     .94%       1.02%
net assets after expense
reductions

Ratio of net investment           5.48%      5.48% A    5.97%      6.38%      6.20%      6.04%
income to average net assets

Portfolio turnover rate           138%       176% A     138%       200%       189%       68%


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
F FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.
G ELEVEN MONTHS ENDED OCTOBER 31
H YEAR ENDED NOVEMBER 30

FINANCIAL HIGHLIGHTS - CLASS B

YEARS ENDED OCTOBER 31,        1999      1998 G       1997 H    1996 H    1995 H    1994 E

SELECTED PER-SHARE DATA

Net asset value, beginning of  $ 10.760  $ 10.540     $ 10.590  $ 10.750  $ 10.250  $ 10.430
period

Income from Investment
Operations

Net investment  income          .506 D    .468 D       .551 D    .597 D    .579      .204

Net realized and  unrealized    (.467)    .214         (.057)    (.153)    .483      (.178)
gain (loss)

Total from investment           .039      .682         .494      .444      1.062     .026
operations

Less Distributions

From net investment income      (.499)    (.462)       (.544)    (.604)    (.562)    (.187)

In excess of net  investment    -         -            -         -         -         (.019)
income

Total distributions             (.499)    (.462)       (.544)    (.604)    (.562)    (.206)

Net asset value, end  of       $ 10.300  $ 10.760     $ 10.540  $ 10.590  $ 10.750  $ 10.250
period

TOTAL RETURN B, C               .37%      6.60%        4.83%     4.32%     10.62%    .24%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period      $ 64,532  $ 39,657     $ 22,201  $ 18,972  $ 15,830  $ 3,156
(000 omitted)

Ratio of expenses to average    1.61%     1.65% A, F   1.65% F   1.66% F   1.70% F   1.65% A, F
net assets

Ratio of net investment         4.83%     4.79% A      5.27%     5.69%     5.44%     5.42% A
income to average net assets

Portfolio turnover rate         138%      176% A       138%      200%      189%      68%


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD JUNE 30, 1994 (COMMENCEMENT OF SALE OF CLASS B SHARES) TO NOVEMBER 30, 1994
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
G ELEVEN MONTHS ENDED OCTOBER 31
H YEAR ENDED NOVEMBER 30

FINANCIAL HIGHLIGHTS - CLASS C

YEARS ENDED OCTOBER 31,          1999      1998 H       1997 E

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 10.760  $ 10.560     $ 10.570
period

Income from Investment
Operations

Net investment income D           .492      .453         .031

Net realized and unrealized       (.472)    .199         (.005)
gain (loss)

Total from investment             .020      .652         .026
operations

Less Distributions

From net investment income        (.490)    (.452)       (.036)

Net asset value, end of period   $ 10.290  $ 10.760     $ 10.560

TOTAL RETURN B, C                 .19%      6.30%        .25%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 17,099  $ 6,100      $ 160
(000 omitted)

Ratio of expenses to average      1.71%     1.75% A, F   1.75% A, F
net assets

Ratio of expenses to average      1.71%     1.75% A      1.73% A, G
net assets after  expense
reductions

Ratio of net investment           4.73%     4.67% A      4.42% A
income to average net assets

Portfolio turnover rate           138%      176% A       138%

A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD NOVEMBER 3, 1997 (COMMENCEMENT OF SALE OF CLASS C SHARES) TO NOVEMBER 30, 1997
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.
H ELEVEN MONTHS ENDED OCTOBER 31

FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS

YEAR ENDED OCTOBER 31,         1999       1998 F     1997 G     1996 G     1995 G     1994 G

SELECTED PER-SHARE DATA

Net asset value, beginning of  $ 10.780   $ 10.570   $ 10.620   $ 10.770   $ 10.270   $ 11.160
period

Income from Invest- ment
Operations

Net investment  income          .610 D     .566 D     .658 D     .705 D     .671       .602

Net realized and  unrealized    (.485)     .201       (.060)     (.151)     .499       (.833)
gain (loss)

Total from investment           .125       .767       .598       .554       1.170      (.231)
operations

Less Distributions

From net investment income      (.595)     (.557)     (.648)     (.704)     (.670)     (.597)

In excess of net  investment    -          -          -          -          -          (.062)
income

Total distributions             (.595)     (.557)     (.648)     (.704)     (.670)     (.659)

Net asset value,  end of       $ 10.310   $ 10.780   $ 10.570   $ 10.620   $ 10.770   $ 10.270
period

TOTAL RETURN B, C               1.19%      7.44%      5.86%      5.40%      11.73%     (2.10)%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period      $ 157,131  $ 168,019  $ 177,427  $ 211,866  $ 208,861  $ 172,122
(000 omitted)

Ratio of expenses to average    .66%       .68% A     .67%       .66%       .67% E     .61%
net assets

Ratio of net investment         5.78%      5.78% A    6.27%      6.69%      6.47%      6.45%
income to average net assets

Portfolio turnover rate         138%       176% A     138%       200%       189%       68%


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
F ELEVEN MONTHS ENDED OCTOBER 31
G YEAR ENDED NOVEMBER 30

NOTES TO FINANCIAL STATEMENTS
For the period ended October 31, 1999


1. SIGNIFICANT ACCOUNTING POLICIES.

Fidelity Advisor Intermediate Bond Fund (the fund) is a fund of Fidelity Advisor Series II (the trust) (formerly a fund of Fidelity Advisor Series IV trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of four years from the initial date of purchase. Interest income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, and certain other class-specific fees, expenses, and expense reductions.

The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

SECURITY VALUATION. Securities are valued based upon a computerized matrix system and/or appraisals by a pricing service, both of which consider market transactions and dealer-supplied valuations. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.

INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

INVESTMENT INCOME. Interest income, which includes accretion of original issue discount, is accrued as earned.

EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

DISTRIBUTIONS TO SHAREHOLDERS. Distributions are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for paydown gains/losses on certain securities, market discount, capital loss carryforwards and losses deferred due to wash sales.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Distributions in excess of net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences that will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. OPERATING POLICIES.

JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

DELAYED DELIVERY TRANSACTIONS. The fund may purchase or sell securities on a delayed delivery basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The fund may receive compensation for interest forgone in the purchase of a delayed delivery security. With respect to purchase commitments, the fund identifies securities as segregated in its

2. OPERATING POLICIES - CONTINUED

DELAYED DELIVERY TRANSACTIONS - CONTINUED

records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, the fund had no investments in restricted securities (excluding 144A issues).

3. PURCHASES AND SALES OF INVESTMENTS.

Purchases and sales of securities, other than short-term securities, aggregated $770,157,646 and $679,985,048, respectively, of which U.S. government and government agency obligations aggregated $580,350,701 and $541,024,971, respectively.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.

MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .0920% to .3700% for the period. The annual individual fund fee rate is .30%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annual rate of .43% of average net assets.

SUB-ADVISER FEE. FMR, on behalf of the fund, has entered into a sub-advisory agreement with Fidelity Investments Money Management, Inc. (FIMM), a wholly owned subsidiary of FMR. For its services, FIMM receives a fee from FMR of 50% of the management fee payable to FMR. The fee is paid prior to any voluntary expense reimbursements which may be in effect.

DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Board of Trustees has adopted separate distribution plans with respect to each class of shares (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a distribution and service

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

DISTRIBUTION AND SERVICE PLAN - CONTINUED

fee. A portion of this fee may be reallowed to securities dealers, banks and other financial institutions for the distribution of each class of shares and providing shareholder support services. For the period, this fee was based on the following annual rates of the average net assets of each applicable class:

CLASS A    .15%

CLASS T    .25%

CLASS B    .90%*

CLASS C    1.00%**

* .65% REPRESENTS A DISTRIBUTION FEE AND .25% REPRESENTS A SHAREHOLDER SERVICE FEE.
** .75% REPRESENTS A DISTRIBUTION FEE AND .25% REPRESENTS A
SHAREHOLDER SERVICE FEE.

For the period, each class paid FDC the following amounts, a portion of which was retained by FDC:

          PAID TO FDC  RETAINED BY FDC

CLASS A   $ 23,701     $ -

CLASS T    760,397      23,314

CLASS B    475,824      343,749

CLASS C    113,051      88,135

          $ 1,372,973  $ 455,198

SALES LOAD. FDC receives a front-end sales charge of up to 3.75% for selling Class A shares, and 2.75% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class B share redemptions occurring within three years of purchase and Class C share redemptions occurring within one year of purchase. Contingent deferred sales charges are based on declining rates ranging from 3% to 1% for Class B and 1% for Class C, of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. In addition, purchases of Class A and Class T shares that were subject to a finder's fee bear a contingent deferred sales charge on assets that do not remain in the fund for at least one year. The Class A and Class T contingent deferred sales charge is based on 0.25% of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. A portion of the sales charges paid to FDC is paid to securities dealers, banks and other financial institutions.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

SALES LOAD - CONTINUED

For the period, sales charge amounts paid to and retained by FDC were as follows:

          PAID TO FDC  RETAINED BY FDC

CLASS A   $ 139,199    $ 63,030

CLASS T    187,551      66,841

CLASS B    126,253      126,253*

CLASS C    15,221       15,221*

          $ 468,224    $ 271,345

* WHEN CLASS B AND CLASS C SHARES ARE INITIALLY SOLD, FDC PAYS
COMMISSIONS FROM ITS OWN RESOURCES TO SECURITIES DEALERS,
 BANKS, AND OTHER FINANCIAL INSTITUTIONS THROUGH WHICH THE SALES ARE
MADE.

TRANSFER AGENT FEES. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

                       AMOUNT       % OF AVERAGE NET ASSETS

CLASS A                $ 34,391     .22

CLASS T                 665,075     .22

CLASS B                 112,584     .21

CLASS C                 24,308      .21

INSTITUTIONAL CLASS     269,150     .16

                       $ 1,105,508

ACCOUNTING FEES. Fidelity Service Company, Inc., an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

5. EXPENSE REDUCTIONS.

Through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. During the period, the fund's custodian fees were reduced by $7,787 under this arrangement.

6. DISTRIBUTIONS TO SHAREHOLDERS.

Distributions to shareholders of each class were as follows:

                            YEAR          ELEVEN MONTHS   YEAR
                            ENDED         ENDED           ENDED
                            OCTOBER 31,   OCTOBER 31,     NOVEMBER 30,

                            1999          1998            1997 A

FROM NET INVESTMENT INCOME

CLASS A                     $ 868,429     $ 299,762       $ 122,899

CLASS T                      16,224,315    13,762,990      15,434,281

CLASS B                      2,508,941     1,166,769       1,017,603

CLASS C                      528,467       106,569         312

INSTITUTIONAL CLASS          9,279,107     9,044,300       11,902,988

TOTAL                       $ 29,409,259  $ 24,380,390    $ 28,478,083

A DISTRIBUTIONS FOR CLASS C ARE FOR THE PERIOD NOVEMBER 3, 1997
(COMMENCEMENT OF SALE OF SHARES) TO NOVEMBER 30, 1997.

7. SHARE TRANSACTIONS.

Transactions for each class of shares for the periods are as follows:

                                             SHARES                    YEAR                           DOLLARS
                          YEAR               ELEVEN                    ENDED          YEAR            ELEVEN MONTHS ENDED
                          ENDED OCTOBER 31,  MONTHS ENDED OCTOBER 31,  NOVEMBER 30,   ENDED           OCTOBER 31,
                                                                                      OCTOBER 31,

                          1999               1998                      1997 A         1999            1998

CLASS A Shares sold        3,357,531          826,066                   455,670       $ 35,356,066    $ 8,801,326

Reinvestment of
distributions              72,714             24,233                    10,671         761,419         258,506

Shares redeemed            (1,997,004)        (448,992)                 (169,434)      (20,973,090)    (4,782,656)

Net increase (decrease)    1,433,241          401,307                   296,907       $ 15,144,395    $ 4,277,176

CLASS T Shares sold        17,948,549         13,142,016                13,128,368    $ 189,451,401   $ 140,268,143

Reinvestment of
distributions              1,383,474          1,173,166                 1,340,839      14,555,972      12,511,199

Shares redeemed            (15,455,120)       (14,007,864)              (12,764,354)   (162,894,381)   (149,280,620)

Net increase (decrease)    3,876,903          307,318                   1,704,853     $ 41,112,992    $ 3,498,722

CLASS B Shares sold        4,797,807          3,469,510                 1,113,298     $ 50,576,586    $ 37,025,976

Reinvestment of
distributions              191,805            85,515                    76,151         2,011,162       911,937

Shares redeemed            (2,406,744)        (1,975,435)               (874,566)      (25,318,778)    (21,073,447)

Net increase (decrease)    2,582,868          1,579,590                 314,883       $ 27,268,970    $ 16,864,466

CLASS C Shares sold        1,681,953          639,302                   15,175        $ 17,687,270    $ 6,829,640

Reinvestment of
distributions              38,404             8,679                     16             402,151         92,773

Shares redeemed            (626,095)          (96,427)                  -              (6,595,292)     (1,036,670)

Net increase (decrease)    1,094,262          551,554                   15,191        $ 11,494,129    $ 5,885,743

INSTITUTIONAL CLASS
Shares sold                5,199,325          5,436,279                 5,646,676     $ 54,855,022    $ 57,943,429

Reinvestment of
distributions              401,855            349,249                   477,520        4,235,018       3,726,467

Shares redeemed            (5,956,114)        (6,987,186)               (9,287,961)    (62,763,186)    (74,446,547)

Net increase (decrease)    (354,934)          (1,201,658)               (3,163,765)   $ (3,673,146)   $ (12,776,651)



                                YEAR
                                ENDED
                                NOVEMBER 30,


                                1997 A

CLASS A Shares sold             $ 4,761,173

Reinvestment of distributions    111,981

Shares redeemed                  (1,767,583)

Net increase (decrease)         $ 3,105,571

CLASS T Shares sold             $ 137,559,201

Reinvestment of distributions    14,043,998

Shares redeemed                  (133,637,535)

Net increase (decrease)         $ 17,965,664

CLASS B Shares sold             $ 11,661,677

Reinvestment of distributions    796,683

Shares redeemed                  (9,166,397)

Net increase (decrease)         $ 3,291,963

CLASS C Shares sold             $ 160,441

Reinvestment of distributions    167

Shares redeemed                  -

Net increase (decrease)         $ 160,608

INSTITUTIONAL CLASS Shares      $ 59,206,035
sold

Reinvestment of distributions    5,003,755

Shares redeemed                  (97,400,869)

Net increase (decrease)         $ (33,191,079)


A SHARE TRANSACTIONS FOR CLASS C ARE FOR THE PERIOD NOVEMBER 3, 1997 (COMMENCEMENT OF SALE OF SHARES) TO NOVEMBER 30, 1997

REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees of Fidelity Advisor Series II and the Shareholders of Fidelity Advisor Intermediate Bond Fund (formerly a fund of Fidelity Advisor Series IV):

In our opinion, the accompanying statements of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Advisor Intermediate Bond Fund (a fund of Fidelity Advisor Series II, formerly a fund of Fidelity Advisor Series IV) at October 31, 1999, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Advisor Intermediate Bond Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 1999 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

/s/PricewaterhouseCoopers LLP
PricewaterhouseCoopers LLP

Boston, Massachusetts
December 9, 1999

DISTRIBUTIONS


A total of 13.28% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund will notify shareholders in January 2000 of amounts for use in preparing 1999 income tax returns.

INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA

INVESTMENT SUB-ADVISERS
Fidelity Management & Research (U.K.)
Inc., London, England
Fidelity Management & Research
(Far East) Inc., Tokyo, Japan
Fidelity Investments Money
Management, Inc. (FIMM)
Merrimack, NH

OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Fred L. Henning, Jr., Vice President
Dwight D. Churchill, Vice President
Kevin E. Grant, Vice President
Eric D. Roiter, Secretary
Richard A. Silver, Treasurer
Matthew N. Karstetter, Deputy Treasurer
Stanley N. Griffith, Assistant Vice President
John H. Costello, Assistant Treasurer
Thomas J. Simpson, Assistant Treasurer

BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *

ADVISORY BOARD
J. Gary Burkhead
Abigail P. Johnson
Ned C. Lautenbach

GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA

TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

CUSTODIAN
The Bank of New York
New York, NY

FOCUS FUNDS
Fidelity Advisor Consumer
Industries Fund
Fidelity Advisor Cyclical
Industries Fund
Fidelity Advisor Financial
Services Fund
Fidelity Advisor Health Care Fund
Fidelity Advisor Natural
Resources Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Utilities Growth Fund

GROWTH FUNDS
Fidelity Advisor Latin America Fund
Fidelity Advisor Emerging Asia Fund
Fidelity Advisor Japan Fund
Fidelity Advisor Europe Capital Appreciation Fund
Fidelity Advisor International
Capital Appreciation Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Diversified International Fund
Fidelity Advisor Global Equity Fund
Fidelity Advisor TechnoQuant(registered trademark)
Growth Fund
Fidelity Advisor Small Cap Fund
Fidelity Advisor Value Strategies Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Retirement Growth Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Large Cap Fund
Fidelity Advisor Dividend Growth Fund
Fidelity Advisor Growth
Opportunities Fund

GROWTH AND INCOME FUNDS
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund

TAXABLE INCOME FUNDS
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor High Yield Fund
Fidelity Advisor High Income Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Mortgage
Securities Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor Short Fixed-Income Fund

MUNICIPAL FUNDS
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Intermediate Municipal Income Fund

MONEY MARKET FUNDS
Prime Fund
Treasury Fund
Tax-Exempt Fund

(registered trademark)



FIDELITY(REGISTERED TRADEMARK) ADVISOR
INTERMEDIATE MUNICIPAL INCOME  FUND - CLASS A, CLASS T, CLASS B
AND CLASS C

ANNUAL REPORT
OCTOBER 31, 1999

(2_FIDELITY_LOGOS)(registered trademark)

CONTENTS


PRESIDENT'S MESSAGE    3   Ned Johnson on investing
                           strategies.

PERFORMANCE            4   How the fund has done over
                           time.

FUND TALK              19  The manager's review of fund
                           performance, strategy and
                           outlook.

INVESTMENT CHANGES     22  A summary of major shifts in
                           the fund's investments over
                           the past six months.

INVESTMENTS            23  A complete list of the fund's
                           investments with their
                           market values.

FINANCIAL STATEMENTS   31  Statements of assets and
                           liabilities, operations, and
                           changes in net assets,  as
                           well as financial highlights.

NOTES                  40  Notes to the financial
                           statements.

REPORT OF INDEPENDENT  49  The auditors' opinion.
ACCOUNTANTS

DISTRIBUTIONS          50


Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report is printed on recycled paper using soy-based inks.

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE
SUBMITTED FOR THE GENERAL INFORMATION
OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS
IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.

MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED
BY,
ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC,
FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT
INVESTED.

NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY ADVISOR FUND, INCLUDING CHARGES AND EXPENSES, CONTACT YOUR
INVESTMENT PROFESSIONAL FOR A FREE PROSPECTUS. READ IT CAREFULLY
BEFORE YOU INVEST OR SEND MONEY.

PRESIDENT'S MESSAGE


(PHOTO_OF_EDWARD_C_JOHNSON_3D)

DEAR SHAREHOLDER:

All major U.S. equity market indexes posted positive returns for the month of October, led by the technology-heavy NASDAQ Index, which climbed to a record high close during the month. Domestic bonds, however, turned in relatively flat performance, due in large part to lingering fears of a potential interest rate hike by the Federal Reserve Board, and its adoption of a tightening bias during the first week of the month.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.

An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.

If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

Remember to contact your investment professional if you need help with your investments.

Best regards,
Edward C. Johnson 3d

FIDELITY ADVISOR INTERMEDIATE MUNICIPAL INCOME FUND - CLASS A
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the class' income, as reflected in its yield, to measure performance. The initial offering of Class A shares took place on September 3, 1996. Class A shares bear a 0.15% 12b-1 fee that is reflected in returns after September 3, 1996. Returns between September 10, 1992 (the date Class T shares were first offered) and September 3, 1996 are those of Class T shares and reflect Class T shares' 0.25% 12b-1 fee. Returns prior to September 10, 1992 are those of Institutional Class, the original class of the fund, which does not bear a 12b-1 fee. Had Class A shares' 12b-1 fee been reflected, returns prior to September 10, 1992 would have been lower. If Fidelity had not reimbursed certain class expenses, the total returns and dividends would have been lower.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED OCTOBER 31, 1999     PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY ADV INT MUNICIPAL         -1.07%       32.11%        74.81%
INCOME - CL A

FIDELITY ADV INT MUNICIPAL         -4.78%       27.16%        68.26%
INCOME - CL A   (INCL. 3.75%
SALES CHARGE)

LB 1-17 Year Municipal Bond        -0.07%       37.20%        n/a

Intermediate Municipal Debt        -1.47%       30.78%        80.53%
Funds Average

CUMULATIVE TOTAL RETURNS show Class A's performance in percentage terms over a set period - in this case, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class A's returns to those of the Lehman Brothers 1-17 Year Municipal Bond Index - a market value-weighted index of investment-grade municipal bonds with maturities between one and 17 years. To measure how Class A's performance stacked up against its peers, you can compare it to the intermediate municipal debt funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past one year average represents a peer group of 132 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED OCTOBER 31, 1999   PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY ADV INT MUNICIPAL       -1.07%       5.73%         5.74%
INCOME - CL A

FIDELITY ADV INT MUNICIPAL       -4.78%       4.92%         5.34%
INCOME - CL A   (INCL. 3.75%
SALES CHARGE)

LB 1-17 Year Municipal Bond      -0.07%       6.53%         n/a

Intermediate Municipal Debt      -1.47%       5.51%         6.08%
Funds Average

AVERAGE ANNUAL TOTAL RETURNS take Class A's cumulative return and show you what would have happened if Class A had performed at a constant rate each year.

$10,000 OVER 10 YEARS
             FA Int Muni Inc -CL A       LB Municipal Bond
             00262                       LB015
  1989/10/31       9625.00                    10000.00
  1989/11/30       9730.31                    10175.00
  1989/12/31       9818.02                    10258.23
  1990/01/31       9785.99                    10209.71
  1990/02/28       9872.89                    10300.58
  1990/03/31       9889.71                    10303.67
  1990/04/30       9788.01                    10229.07
  1990/05/31       9966.47                    10452.37
  1990/06/30      10048.98                    10544.24
  1990/07/31      10170.25                    10699.25
  1990/08/31      10111.12                    10543.89
  1990/09/30      10138.20                    10549.90
  1990/10/31      10251.58                    10741.28
  1990/11/30      10415.14                    10957.28
  1990/12/31      10443.25                    11004.95
  1991/01/31      10559.86                    11152.64
  1991/02/28      10656.00                    11249.66
  1991/03/31      10663.16                    11253.71
  1991/04/30      10759.83                    11403.39
  1991/05/31      10846.02                    11504.76
  1991/06/30      10852.61                    11493.37
  1991/07/31      10961.32                    11633.36
  1991/08/31      11048.90                    11786.57
  1991/09/30      11116.62                    11940.04
  1991/10/31      11236.00                    12047.50
  1991/11/30      11264.32                    12081.11
  1991/12/31      11450.46                    12340.37
  1992/01/31      11530.45                    12368.51
  1992/02/29      11543.67                    12372.46
  1992/03/31      11499.53                    12377.04
  1992/04/30      11579.97                    12487.20
  1992/05/31      11706.98                    12634.17
  1992/06/30      11860.62                    12846.17
  1992/07/31      12116.05                    13231.30
  1992/08/31      12026.47                    13102.30
  1992/09/30      12140.16                    13187.98
  1992/10/31      12053.78                    13058.35
  1992/11/30      12274.03                    13292.22
  1992/12/31      12288.86                    13427.94
  1993/01/31      12428.59                    13584.10
  1993/02/28      12773.66                    14075.44
  1993/03/31      12646.95                    13926.66
  1993/04/30      12735.90                    14067.18
  1993/05/31      12789.51                    14146.24
  1993/06/30      12924.31                    14382.34
  1993/07/31      12938.99                    14401.18
  1993/08/31      13177.05                    14701.01
  1993/09/30      13313.37                    14868.46
  1993/10/31      13325.87                    14897.15
  1993/11/30      13221.99                    14765.91
  1993/12/31      13447.90                    15077.62
  1994/01/31      13572.67                    15249.80
  1994/02/28      13233.77                    14854.83
  1994/03/31      12716.72                    14249.95
  1994/04/30      12829.28                    14370.79
  1994/05/31      12944.10                    14495.38
  1994/06/30      12851.08                    14406.81
  1994/07/31      13030.13                    14670.89
  1994/08/31      13079.40                    14721.65
  1994/09/30      12932.92                    14505.54
  1994/10/31      12736.26                    14247.92
  1994/11/30      12457.95                    13990.32
  1994/12/31      12683.46                    14298.24
  1995/01/31      13002.64                    14706.89
  1995/02/28      13332.58                    15134.56
  1995/03/31      13478.42                    15308.46
  1995/04/30      13474.55                    15326.52
  1995/05/31      13782.30                    15815.59
  1995/06/30      13708.25                    15678.00
  1995/07/31      13797.49                    15826.63
  1995/08/31      13983.98                    16027.31
  1995/09/30      14073.32                    16128.76
  1995/10/31      14223.43                    16363.27
  1995/11/30      14387.32                    16634.74
  1995/12/31      14484.01                    16794.60
  1996/01/31      14580.65                    16921.40
  1996/02/29      14533.02                    16807.18
  1996/03/31      14389.99                    16592.38
  1996/04/30      14344.05                    16545.43
  1996/05/31      14342.50                    16538.81
  1996/06/30      14453.20                    16718.92
  1996/07/31      14565.98                    16871.06
  1996/08/31      14564.94                    16867.01
  1996/09/30      14692.85                    17103.15
  1996/10/31      14836.60                    17296.58
  1996/11/30      15093.91                    17613.11
  1996/12/31      15036.96                    17539.14
  1997/01/31      15080.36                    17572.28
  1997/02/28      15206.23                    17733.60
  1997/03/31      15027.77                    17497.21
  1997/04/30      15141.99                    17643.66
  1997/05/31      15302.84                    17909.02
  1997/06/30      15462.77                    18099.75
  1997/07/31      15847.96                    18601.12
  1997/08/31      15711.50                    18426.82
  1997/09/30      15887.91                    18645.55
  1997/10/31      15976.78                    18765.44
  1997/11/30      16062.80                    18875.78
  1997/12/31      16242.79                    19151.18
  1998/01/31      16377.19                    19348.82
  1998/02/28      16368.53                    19354.62
  1998/03/31      16380.88                    19371.66
  1998/04/30      16315.63                    19284.29
  1998/05/31      16529.53                    19589.56
  1998/06/30      16586.91                    19666.74
  1998/07/31      16600.50                    19716.11
  1998/08/31      16831.13                    20020.72
  1998/09/30      17013.60                    20270.18
  1998/10/31      17008.52                    20269.77
  1998/11/30      17048.55                    20340.92
  1998/12/31      17075.26                    20392.18
  1999/01/31      17278.42                    20634.64
  1999/02/28      17187.18                    20544.47
  1999/03/31      17183.51                    20573.03
  1999/04/30      17225.81                    20624.25
  1999/05/31      17137.98                    20504.84
  1999/06/30      16901.82                    20209.57
  1999/07/31      16960.21                    20283.13
  1999/08/31      16887.91                    20120.87
  1999/09/30      16929.73                    20129.12
  1999/10/29      16825.79                    19910.92
IMATRL PRASUN   SHR__CHT 19991031 19991115 090431 R00000000000123

$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Intermediate Municipal Income Fund - Class A on October 31, 1989, and the current 3.75% sales charge was paid. As the chart shows, by October 31, 1999, the value of the investment would have grown to $16,826 - a 68.26% increase on the initial investment. For comparison, look at how the Lehman Brothers Municipal Bond Index - a market value-weighted index of investment-grade municipal bonds with maturities of one year or more - did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $19,911 - a 99.11% increase.

(checkmark)UNDERSTANDING
PERFORMANCE

How a fund did yesterday is
no guarantee of how it will
do tomorrow. Bond prices, for
example, generally move in the
opposite direction of interest
rates. In turn, the share price,
return and yield of a fund that
invests in bonds will vary.
That means if you sell your
shares during a market
downturn, you might lose
money. But if you can ride out
the market's ups and downs,
you may have a gain.

TOTAL RETURN COMPONENTS

                  YEARS ENDED OCTOBER 31,                SEPTEMBER 3, 1996
                                                         (COMMENCEMENT OF SALE OF
                                                         CLASS A SHARES) TO OCTOBER 31,

                  1999                     1998   1997   1996

Dividend returns  3.98%                    4.37%  4.65%  0.75%

Capital returns   -5.05%                   2.09%  3.03%  1.08%

Total returns     -1.07%                   6.46%  7.68%  1.83%


TOTAL RETURN COMPONENTS include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the class. A capital return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains, if any, paid by the class are reinvested, and exclude the effect of sales charges.

DIVIDENDS AND YIELD

PERIODS ENDED OCTOBER 31, 1999  PAST 1 MONTH  PAST 6 MONTHS  PAST 1 YEAR

Dividends per share             3.71(cents)   21.51(cents)   43.12(cents)

Annualized dividend rate        4.30%         4.13%          4.11%

30-day annualized yield         4.19%         -              -

30-day annualized               6.55%         -              -
tax-equivalent yield

DIVIDENDS per share show the income paid by the class for a set period. If you annualize this number, based on an average share price of $10.17 over the past one month, $10.33 over the past six months and $10.50 over the past one year, you can compare the class' income over these three periods. The 30-day annualized YIELD is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period.

It also helps you compare funds from different companies on an equal basis. The offering share price used in the calculation of the yield includes the effect of Class A's current 3.75% sales charge. The tax-equivalent yield shows what you would have to earn on a taxable investment to equal the class' tax-free yield, if you're in the 36% federal tax bracket, but does not reflect payment of the federal alternative minimum tax, if applicable. If Fidelity had not reimbursed certain class expenses, the yield and tax equivalent yield would have been 4.11% and 6.42%, respectively.

FIDELITY ADVISOR INTERMEDIATE MUNICIPAL INCOME FUND - CLASS T
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the class' income, as reflected in its yield, to measure performance. The initial offering of Class T shares took place on September 10, 1992. Class T shares bear a 0.25% 12b-1 fee that is reflected in returns after September 10, 1992. Returns prior to that date are those of Institutional Class, the original class of the fund, which does not bear a 12b-1 fee. Had Class T shares' 12b-1 fee been reflected, returns prior to September 10, 1992 would have been lower. If Fidelity had not reimbursed certain class expenses, the total returns and dividends would have been lower.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED OCTOBER 31, 1999     PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY ADV INT MUNICIPAL         -1.11%       31.83%        74.44%
INCOME - CL T

FIDELITY ADV INT MUNICIPAL         -3.83%       28.20%        69.64%
INCOME - CL T  (INCL. 2.75%
SALES CHARGE)

LB 1-17 Year Municipal Bond        -0.07%       37.20%        n/a

Intermediate Municipal Debt        -1.47%       30.78%        80.53%
Funds Average

CUMULATIVE TOTAL RETURNS show Class T's performance in percentage terms over a set period - in this case, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class T's returns to those of the Lehman Brothers 1-17 Year Municipal Bond Index - a market value-weighted index of investment-grade municipal bonds with maturities between one and 17 years. To measure how Class T's performance stacked up against its peers, you can compare it to the intermediate municipal debt funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past one year average represents a peer group of 132 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED OCTOBER 31, 1999   PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY ADV INT MUNICIPAL       -1.11%       5.68%         5.72%
INCOME - CL T

FIDELITY ADV INT MUNICIPAL       -3.83%       5.09%         5.43%
INCOME - CL T  (INCL. 2.75%
SALES CHARGE)

LB 1-17 Year Municipal Bond      -0.07%       6.53%         n/a

Intermediate Municipal Debt      -1.47%       5.51%         6.08%
Funds Average

AVERAGE ANNUAL TOTAL RETURNS take Class T's cumulative return and show you what would have happened if Class T had performed at a constant rate each year.

$10,000 OVER 10 YEARS
             FA Int Muni Inc -CL T       LB Municipal Bond
             00289                       LB015
  1989/10/31       9725.00                    10000.00
  1989/11/30       9831.40                    10175.00
  1989/12/31       9920.02                    10258.23
  1990/01/31       9887.66                    10209.71
  1990/02/28       9975.47                    10300.58
  1990/03/31       9992.46                    10303.67
  1990/04/30       9889.70                    10229.07
  1990/05/31      10070.01                    10452.37
  1990/06/30      10153.39                    10544.24
  1990/07/31      10275.92                    10699.25
  1990/08/31      10216.17                    10543.89
  1990/09/30      10243.53                    10549.90
  1990/10/31      10358.09                    10741.28
  1990/11/30      10523.35                    10957.28
  1990/12/31      10551.75                    11004.95
  1991/01/31      10669.57                    11152.64
  1991/02/28      10766.72                    11249.66
  1991/03/31      10773.95                    11253.71
  1991/04/30      10871.62                    11403.39
  1991/05/31      10958.71                    11504.76
  1991/06/30      10965.37                    11493.37
  1991/07/31      11075.20                    11633.36
  1991/08/31      11163.70                    11786.57
  1991/09/30      11232.12                    11940.04
  1991/10/31      11352.74                    12047.50
  1991/11/30      11381.35                    12081.11
  1991/12/31      11569.42                    12340.37
  1992/01/31      11650.24                    12368.51
  1992/02/29      11663.61                    12372.46
  1992/03/31      11619.01                    12377.04
  1992/04/30      11700.28                    12487.20
  1992/05/31      11828.61                    12634.17
  1992/06/30      11983.85                    12846.17
  1992/07/31      12241.94                    13231.30
  1992/08/31      12151.42                    13102.30
  1992/09/30      12266.29                    13187.98
  1992/10/31      12179.02                    13058.35
  1992/11/30      12401.55                    13292.22
  1992/12/31      12416.53                    13427.94
  1993/01/31      12557.72                    13584.10
  1993/02/28      12906.37                    14075.44
  1993/03/31      12778.35                    13926.66
  1993/04/30      12868.22                    14067.18
  1993/05/31      12922.38                    14146.24
  1993/06/30      13058.58                    14382.34
  1993/07/31      13073.42                    14401.18
  1993/08/31      13313.96                    14701.01
  1993/09/30      13451.69                    14868.46
  1993/10/31      13464.32                    14897.15
  1993/11/30      13359.36                    14765.91
  1993/12/31      13587.62                    15077.62
  1994/01/31      13713.69                    15249.80
  1994/02/28      13371.27                    14854.83
  1994/03/31      12848.84                    14249.95
  1994/04/30      12962.57                    14370.79
  1994/05/31      13078.59                    14495.38
  1994/06/30      12984.60                    14406.81
  1994/07/31      13165.51                    14670.89
  1994/08/31      13215.29                    14721.65
  1994/09/30      13067.28                    14505.54
  1994/10/31      12868.59                    14247.92
  1994/11/30      12587.39                    13990.32
  1994/12/31      12815.23                    14298.24
  1995/01/31      13137.73                    14706.89
  1995/02/28      13471.10                    15134.56
  1995/03/31      13618.45                    15308.46
  1995/04/30      13614.55                    15326.52
  1995/05/31      13925.49                    15815.59
  1995/06/30      13850.68                    15678.00
  1995/07/31      13940.84                    15826.63
  1995/08/31      14129.27                    16027.31
  1995/09/30      14219.53                    16128.76
  1995/10/31      14371.20                    16363.27
  1995/11/30      14536.80                    16634.74
  1995/12/31      14634.49                    16794.60
  1996/01/31      14732.14                    16921.40
  1996/02/29      14684.01                    16807.18
  1996/03/31      14539.50                    16592.38
  1996/04/30      14493.08                    16545.43
  1996/05/31      14491.51                    16538.81
  1996/06/30      14603.36                    16718.92
  1996/07/31      14717.31                    16871.06
  1996/08/31      14716.26                    16867.01
  1996/09/30      14844.44                    17103.15
  1996/10/31      15002.96                    17296.58
  1996/11/30      15247.05                    17613.11
  1996/12/31      15203.54                    17539.14
  1997/01/31      15231.32                    17572.28
  1997/02/28      15356.26                    17733.60
  1997/03/31      15174.63                    17497.21
  1997/04/30      15288.72                    17643.66
  1997/05/31      15464.75                    17909.02
  1997/06/30      15609.93                    18099.75
  1997/07/31      15997.40                    18601.12
  1997/08/31      15858.24                    18426.82
  1997/09/30      16035.04                    18645.55
  1997/10/31      16108.16                    18765.44
  1997/11/30      16193.72                    18875.78
  1997/12/31      16389.36                    19151.18
  1998/01/31      16523.57                    19348.82
  1998/02/28      16513.65                    19354.62
  1998/03/31      16524.81                    19371.66
  1998/04/30      16473.29                    19284.29
  1998/05/31      16672.29                    19589.56
  1998/06/30      16730.15                    19666.74
  1998/07/31      16759.58                    19716.11
  1998/08/31      16976.57                    20020.72
  1998/09/30      17160.65                    20270.18
  1998/10/31      17155.59                    20269.77
  1998/11/30      17196.02                    20340.92
  1998/12/31      17222.33                    20392.18
  1999/01/31      17427.10                    20634.64
  1999/02/28      17318.25                    20544.47
  1999/03/31      17330.00                    20573.03
  1999/04/30      17372.01                    20624.25
  1999/05/31      17282.72                    20504.84
  1999/06/30      17043.87                    20209.57
  1999/07/31      17102.14                    20283.13
  1999/08/31      17028.50                    20120.87
  1999/09/30      17069.99                    20129.12
  1999/10/29      16964.45                    19910.92
IMATRL PRASUN   SHR__CHT 19991031 19991115 090448 R00000000000123

$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Intermediate Municipal Income Fund - Class T on October 31, 1989, and the current 2.75% sales charge was paid. As the chart shows, by October 31, 1999, the value of the investment would have grown to $16,964 - a 69.64% increase on the initial investment. For comparison, look at how the Lehman Brothers Municipal Bond Index - a market value-weighted index of investment-grade municipal bonds with maturities of one year or more - did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $19,911 - a 99.11% increase.

(checkmark)UNDERSTANDING
PERFORMANCE

How a fund did yesterday is
no guarantee of how it will
do tomorrow. Bond prices,
for example, generally move in
the opposite direction of
interest rates. In turn, the
share price, return and yield
of a fund that invests in bonds
will vary. That means if you
sell your shares during a
market downturn, you might
lose money. But if you can ride
out the market's ups and
downs, you may have a gain.

TOTAL RETURN COMPONENTS

                  YEARS ENDED OCTOBER 31,

                  1999                      1998   1997   1996    1995

Dividend returns  3.94%                     4.32%  4.54%  4.59%   4.94%

Capital returns   -5.05%                    2.18%  2.83%  -0.19%   6.74%

Total returns     -1.11%                    6.50%  7.37%  4.40%   11.68%

TOTAL RETURN COMPONENTS include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the class. A capital return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains, if any, paid by the class are reinvested, and exclude the effect of sales charges.

DIVIDENDS AND YIELD

PERIODS ENDED OCTOBER 31, 1999  PAST 1 MONTH  PAST 6 MONTHS  PAST 1 YEAR

Dividends per share             3.66(cents)   21.26(cents)   42.70(cents)

Annualized dividend rate        4.24%         4.08%          4.07%

30-day annualized yield         4.18%         -              -

30-day annualized               6.53%         -              -
tax-equivalent yield

DIVIDENDS per share show the income paid by the class for a set period. If you annualize this number, based on an average share price of $10.17 over the past one month, $10.33 over the past six months and $10.50 over the past one year, you can compare the class' income over these three periods. The 30-day annualized YIELD is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period.

It also helps you compare funds from different companies on an equal basis. The offering share price used in the calculation of the yield includes the effect of Class T's current 2.75% sales charge. The tax-equivalent yield shows what you would have to earn on a taxable investment to equal the class' tax-free yield, if you're in the 36% federal tax bracket, but does not reflect payment of the federal alternative minimum tax, if applicable. If Fidelity had not reimbursed certain class expenses, the yield and tax-equivalent yield would have been 4.06% and 6.34%, respectively.

FIDELITY ADVISOR INTERMEDIATE MUNICIPAL INCOME FUND - CLASS B
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the class' income, as reflected in its yield, to measure performance. The initial offering of Class B shares took place on June 30, 1994. Class B shares bear a 0.90% 12b-1 fee (1.00% prior to January 1, 1996) that is reflected in returns after June 30, 1994. Returns between September 10, 1992 (the date Class T shares were first offered) and June 30, 1994 are those of Class T shares and reflect Class T shares' 0.25% 12b-1 fee. Returns prior to September 10, 1992 are those of Institutional Class, the original class of the fund, which does not bear a 12b-1 fee. Had Class B shares' 12b-1 fee been reflected, returns prior to June 30, 1994 would have been lower. Class B shares' contingent deferred sales charges included in the past one year, past five year and past 10 year total return figures are 3%, 0% and 0%, respectively. If Fidelity had not reimbursed certain class expenses, the total returns and dividends would have been lower.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED OCTOBER 31, 1999     PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY ADV INT MUNICIPAL         -1.81%       27.22%        67.80%
INCOME - CL B

FIDELITY ADV INT MUNICIPAL         -4.64%       27.22%        67.80%
INCOME - CL B  (INCL.
CONTINGENT DEFERRED SALES
CHARGE)

LB 1-17 Year Municipal Bond        -0.07%       37.20%        n/a

Intermediate Municipal Debt        -1.47%       30.78%        80.53%
Funds Average

CUMULATIVE TOTAL RETURNS show Class B's performance in percentage terms over a set period - in this case, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class B's returns to those of the Lehman Brothers 1-17 Year Municipal Bond Index - a market value-weighted index of investment-grade municipal bonds with maturities between one and 17 years. To measure how Class B's performance stacked up against its peers, you can compare it to the intermediate municipal debt funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past one year average represents a peer group of 132 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED  OCTOBER 31,   PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS
1999

FIDELITY ADV INT MUNICIPAL   -1.81%       4.93%         5.31%
INCOME - CL B

FIDELITY ADV INT MUNICIPAL   -4.64%       4.93%         5.31%
INCOME - CL B  (INCL.
CONTINGENT DEFERRED SALES
CHARGE)

LB 1-17 Year Municipal Bond  -0.07%       6.53%         n/a

Intermediate Municipal Debt  -1.47%       5.51%         6.08%
Funds Average

AVERAGE ANNUAL TOTAL RETURNS take Class B's cumulative return and show you what would have happened if Class B had performed at a constant rate each year.

$10,000 OVER 10 YEARS
             FA Int Muni Inc -CL B       LB Municipal Bond
             00689                       LB015
  1989/10/31      10000.00                    10000.00
  1989/11/30      10109.41                    10175.00
  1989/12/31      10200.54                    10258.23
  1990/01/31      10167.26                    10209.71
  1990/02/28      10257.55                    10300.58
  1990/03/31      10275.02                    10303.67
  1990/04/30      10169.36                    10229.07
  1990/05/31      10354.77                    10452.37
  1990/06/30      10440.50                    10544.24
  1990/07/31      10566.50                    10699.25
  1990/08/31      10505.06                    10543.89
  1990/09/30      10533.20                    10549.90
  1990/10/31      10650.99                    10741.28
  1990/11/30      10820.93                    10957.28
  1990/12/31      10850.13                    11004.95
  1991/01/31      10971.29                    11152.64
  1991/02/28      11071.17                    11249.66
  1991/03/31      11078.61                    11253.71
  1991/04/30      11179.04                    11403.39
  1991/05/31      11268.60                    11504.76
  1991/06/30      11275.44                    11493.37
  1991/07/31      11388.38                    11633.36
  1991/08/31      11479.38                    11786.57
  1991/09/30      11549.74                    11940.04
  1991/10/31      11673.77                    12047.50
  1991/11/30      11703.19                    12081.11
  1991/12/31      11896.58                    12340.37
  1992/01/31      11979.68                    12368.51
  1992/02/29      11993.42                    12372.46
  1992/03/31      11947.57                    12377.04
  1992/04/30      12031.13                    12487.20
  1992/05/31      12163.09                    12634.17
  1992/06/30      12322.72                    12846.17
  1992/07/31      12588.11                    13231.30
  1992/08/31      12495.04                    13102.30
  1992/09/30      12613.15                    13187.98
  1992/10/31      12523.41                    13058.35
  1992/11/30      12752.24                    13292.22
  1992/12/31      12767.64                    13427.94
  1993/01/31      12912.82                    13584.10
  1993/02/28      13271.34                    14075.44
  1993/03/31      13139.69                    13926.66
  1993/04/30      13232.11                    14067.18
  1993/05/31      13287.80                    14146.24
  1993/06/30      13427.85                    14382.34
  1993/07/31      13443.10                    14401.18
  1993/08/31      13690.44                    14701.01
  1993/09/30      13832.07                    14868.46
  1993/10/31      13845.06                    14897.15
  1993/11/30      13737.13                    14765.91
  1993/12/31      13971.85                    15077.62
  1994/01/31      14101.48                    15249.80
  1994/02/28      13749.37                    14854.83
  1994/03/31      13212.18                    14249.95
  1994/04/30      13329.12                    14370.79
  1994/05/31      13448.42                    14495.38
  1994/06/30      13351.77                    14406.81
  1994/07/31      13524.48                    14670.89
  1994/08/31      13563.69                    14721.65
  1994/09/30      13388.81                    14505.54
  1994/10/31      13189.77                    14247.92
  1994/11/30      12892.56                    13990.32
  1994/12/31      13117.45                    14298.24
  1995/01/31      13437.64                    14706.89
  1995/02/28      13770.48                    15134.56
  1995/03/31      13912.16                    15308.46
  1995/04/30      13899.21                    15326.52
  1995/05/31      14207.41                    15815.59
  1995/06/30      14122.00                    15678.00
  1995/07/31      14218.65                    15826.63
  1995/08/31      14387.63                    16027.31
  1995/09/30      14471.07                    16128.76
  1995/10/31      14616.24                    16363.27
  1995/11/30      14774.80                    16634.74
  1995/12/31      14851.05                    16794.60
  1996/01/31      14957.08                    16921.40
  1996/02/29      14900.28                    16807.18
  1996/03/31      14731.36                    16592.38
  1996/04/30      14691.14                    16545.43
  1996/05/31      14667.13                    16538.81
  1996/06/30      14787.12                    16718.92
  1996/07/31      14894.14                    16871.06
  1996/08/31      14884.49                    16867.01
  1996/09/30      15006.18                    17103.15
  1996/10/31      15143.47                    17296.58
  1996/11/30      15396.72                    17613.11
  1996/12/31      15330.23                    17539.14
  1997/01/31      15365.45                    17572.28
  1997/02/28      15483.91                    17733.60
  1997/03/31      15292.32                    17497.21
  1997/04/30      15399.15                    17643.66
  1997/05/31      15552.89                    17909.02
  1997/06/30      15705.72                    18099.75
  1997/07/31      16071.68                    18601.12
  1997/08/31      15938.16                    18426.82
  1997/09/30      16107.32                    18645.55
  1997/10/31      16171.88                    18765.44
  1997/11/30      16249.13                    18875.78
  1997/12/31      16436.71                    19151.18
  1998/01/31      16562.63                    19348.82
  1998/02/28      16543.72                    19354.62
  1998/03/31      16545.80                    19371.66
  1998/04/30      16469.86                    19284.29
  1998/05/31      16675.37                    19589.56
  1998/06/30      16722.96                    19666.74
  1998/07/31      16726.02                    19716.11
  1998/08/31      16947.87                    20020.72
  1998/09/30      17121.22                    20270.18
  1998/10/31      17089.48                    20269.77
  1998/11/30      17119.07                    20340.92
  1998/12/31      17151.13                    20392.18
  1999/01/31      17344.85                    20634.64
  1999/02/28      17227.20                    20544.47
  1999/03/31      17228.69                    20573.03
  1999/04/30      17244.30                    20624.25
  1999/05/31      17145.30                    20504.84
  1999/06/30      16898.37                    20209.57
  1999/07/31      16946.17                    20283.13
  1999/08/31      16879.54                    20120.87
  1999/09/30      16894.48                    20129.12
  1999/10/29      16780.00                    19910.92
IMATRL PRASUN   SHR__CHT 19991031 19991115 090439 R00000000000123

$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Intermediate Municipal Income Fund - Class B on October 31, 1989. As the chart shows, by October 31, 1999, the value of the investment would have been $16,780 - a 67.80% increase on the initial investment. For comparison, look at how the Lehman Brothers Municipal Bond Index - a market value-weighted index of investment-grade municipal bonds with maturities of one year or more - did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 would have grown to $19,911 - a 99.11% increase.

(checkmark)UNDERSTANDING
PERFORMANCE

How a fund did yesterday is
no guarantee of how it will
do tomorrow. Bond prices, for
example, generally move in
the opposite direction of
interest rates. In turn, the
share price, return and yield
of a fund that invests in bonds
will vary. That means if you
sell your shares during a
market downturn, you might
lose money. But if you can ride
out the market's ups and
downs, you may have a gain.

TOTAL RETURN COMPONENTS

                  YEARS ENDED OCTOBER 31,

                  1999                      1998   1997   1996    1995

Dividend returns  3.24%                     3.58%  3.86%  3.90%   4.07%

Capital returns   -5.05%                    2.09%  2.93%  -0.29%   6.74%

Total returns     -1.81%                    5.67%  6.79%  3.61%   10.81%

TOTAL RETURN COMPONENTS include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the class. A capital return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains, if any, paid by the class are reinvested, and exclude the effect of sales charges.

DIVIDENDS AND YIELD

PERIODS ENDED OCTOBER 31, 1999  PAST 1 MONTH  PAST 6 MONTHS  PAST 1 YEAR

Dividends per share             3.06(cents)   17.62(cents)   35.29(cents)

Annualized dividend rate        3.55%         3.39%          3.36%

30-day annualized yield         3.61%         -              -

30-day annualized               5.64%         -              -
tax-equivalent yield

DIVIDENDS per share show the income paid by the class for a set period. If you annualize this number, based on an average share price of $10.16 over the past one month, $10.32 over the past six months and $10.50 over the past one year, you can compare the class' income over these three periods. The 30-day annualized YIELD is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period.

It also helps you compare funds from different companies on an equal basis. The offering share price used in the calculation of the yield excludes the effect of Class B's contingent deferred sales charge. The tax-equivalent yield shows what you would have to earn on a taxable investment to equal the class' tax-free yield, if you're in the 36% federal tax bracket, but does not reflect payment of the federal alternative minimum tax, if applicable. If Fidelity had not reimbursed certain class expenses, the yield and tax equivalent yield would have been 3.55% and 5.55%, respectively.

FIDELITY ADVISOR INTERMEDIATE MUNICIPAL INCOME FUND - CLASS C
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change, or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the class' income, as reflected in its yield, to measure performance. The initial offering of Class C shares took place on November 3, 1997. Class C shares bear a 1.00% 12b-1 fee that is reflected in returns after November 3, 1997. Returns between June 30, 1994 (the date Class B shares were first offered) and November 3, 1997 are those of Class B shares and reflect Class B shares' 0.90% 12b-1 fee (1.00% prior to January 1, 1996). Returns between September 10, 1992 (the date Class T shares were first offered) and June 30, 1994 are those of Class T shares and reflect Class T shares' 0.25% 12b-1 fee. Returns prior to September 10, 1992 are those of Institutional Class, the original class of the fund, which does not bear a 12b-1 fee. Had Class C shares' 12b-1 fee been reflected, returns between November 3, 1997 and January 1, 1996 and prior to June 30, 1994 would have been lower. Class C shares' contingent deferred sales charge included in the past one year, past five year and past 10 year total return figures are 1%, 0% and 0%, respectively. If Fidelity had not reimbursed certain class expenses, the total returns and dividends would have been lower.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED OCTOBER 31, 1999     PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY ADV INT MUNICIPAL         -1.91%       27.07%        67.60%
INCOME - CL C

FIDELITY ADV INT MUNICIPAL         -2.85%       27.07%        67.60%
INCOME - CL C  (INCL.
CONTINGENT DEFERRED SALES
CHARGE)

LB 1-17 Year Municipal Bond        -0.07%       37.20%        n/a

Intermediate Municipal Debt        -1.47%       30.78%        80.53%
Funds Average

CUMULATIVE TOTAL RETURNS show Class C's performance in percentage terms over a set period - in this case, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class C's returns to those of the Lehman Brothers 1-17 Year Municipal Bond Index - a market value-weighted index of investment-grade municipal bonds with maturities between one and 17 years. To measure how Class C's performance stacked up against its peers, you can compare it to the intermediate municipal debt funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past one year average represents a peer group of 132 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED OCTOBER 31, 1999   PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY ADV INT MUNICIPAL       -1.91%       4.91%         5.30%
INCOME - CL C

FIDELITY ADV INT MUNICIPAL       -2.85%       4.91%         5.30%
INCOME - CL C  (INCL.
CONTINGENT DEFERRED SALES
CHARGE)

LB 1-17 Year Municipal Bond      -0.07%       6.53%         n/a

Intermediate Municipal Debt      -1.47%       5.51%         6.08%
Funds Average

AVERAGE ANNUAL TOTAL RETURNS take Class C's cumulative return and show you what would have happened if Class C had performed at a constant rate each year.

$10,000 OVER 10 YEARS
             FA Int Muni Inc -CL C       LB Municipal Bond
             00525                       LB015
  1989/10/31      10000.00                    10000.00
  1989/11/30      10109.41                    10175.00
  1989/12/31      10200.54                    10258.23
  1990/01/31      10167.26                    10209.71
  1990/02/28      10257.55                    10300.58
  1990/03/31      10275.02                    10303.67
  1990/04/30      10169.36                    10229.07
  1990/05/31      10354.77                    10452.37
  1990/06/30      10440.50                    10544.24
  1990/07/31      10566.50                    10699.25
  1990/08/31      10505.06                    10543.89
  1990/09/30      10533.20                    10549.90
  1990/10/31      10650.99                    10741.28
  1990/11/30      10820.93                    10957.28
  1990/12/31      10850.13                    11004.95
  1991/01/31      10971.29                    11152.64
  1991/02/28      11071.17                    11249.66
  1991/03/31      11078.61                    11253.71
  1991/04/30      11179.04                    11403.39
  1991/05/31      11268.60                    11504.76
  1991/06/30      11275.44                    11493.37
  1991/07/31      11388.38                    11633.36
  1991/08/31      11479.38                    11786.57
  1991/09/30      11549.74                    11940.04
  1991/10/31      11673.77                    12047.50
  1991/11/30      11703.19                    12081.11
  1991/12/31      11896.58                    12340.37
  1992/01/31      11979.68                    12368.51
  1992/02/29      11993.42                    12372.46
  1992/03/31      11947.57                    12377.04
  1992/04/30      12031.13                    12487.20
  1992/05/31      12163.09                    12634.17
  1992/06/30      12322.72                    12846.17
  1992/07/31      12588.11                    13231.30
  1992/08/31      12495.04                    13102.30
  1992/09/30      12613.15                    13187.98
  1992/10/31      12523.41                    13058.35
  1992/11/30      12752.24                    13292.22
  1992/12/31      12767.64                    13427.94
  1993/01/31      12912.82                    13584.10
  1993/02/28      13271.34                    14075.44
  1993/03/31      13139.69                    13926.66
  1993/04/30      13232.11                    14067.18
  1993/05/31      13287.80                    14146.24
  1993/06/30      13427.85                    14382.34
  1993/07/31      13443.10                    14401.18
  1993/08/31      13690.44                    14701.01
  1993/09/30      13832.07                    14868.46
  1993/10/31      13845.06                    14897.15
  1993/11/30      13737.13                    14765.91
  1993/12/31      13971.85                    15077.62
  1994/01/31      14101.48                    15249.80
  1994/02/28      13749.37                    14854.83
  1994/03/31      13212.18                    14249.95
  1994/04/30      13329.12                    14370.79
  1994/05/31      13448.42                    14495.38
  1994/06/30      13351.77                    14406.81
  1994/07/31      13524.48                    14670.89
  1994/08/31      13563.69                    14721.65
  1994/09/30      13388.81                    14505.54
  1994/10/31      13189.77                    14247.92
  1994/11/30      12892.56                    13990.32
  1994/12/31      13117.45                    14298.24
  1995/01/31      13437.64                    14706.89
  1995/02/28      13770.48                    15134.56
  1995/03/31      13912.16                    15308.46
  1995/04/30      13899.21                    15326.52
  1995/05/31      14207.41                    15815.59
  1995/06/30      14122.00                    15678.00
  1995/07/31      14218.65                    15826.63
  1995/08/31      14387.63                    16027.31
  1995/09/30      14471.07                    16128.76
  1995/10/31      14616.24                    16363.27
  1995/11/30      14774.80                    16634.74
  1995/12/31      14851.05                    16794.60
  1996/01/31      14957.08                    16921.40
  1996/02/29      14900.28                    16807.18
  1996/03/31      14731.36                    16592.38
  1996/04/30      14691.14                    16545.43
  1996/05/31      14667.13                    16538.81
  1996/06/30      14787.12                    16718.92
  1996/07/31      14894.14                    16871.06
  1996/08/31      14884.49                    16867.01
  1996/09/30      15006.18                    17103.15
  1996/10/31      15143.47                    17296.58
  1996/11/30      15396.72                    17613.11
  1996/12/31      15330.23                    17539.14
  1997/01/31      15365.45                    17572.28
  1997/02/28      15483.91                    17733.60
  1997/03/31      15292.32                    17497.21
  1997/04/30      15399.15                    17643.66
  1997/05/31      15552.89                    17909.02
  1997/06/30      15705.72                    18099.75
  1997/07/31      16071.68                    18601.12
  1997/08/31      15938.16                    18426.82
  1997/09/30      16107.32                    18645.55
  1997/10/31      16171.88                    18765.44
  1997/11/30      16247.98                    18875.78
  1997/12/31      16434.45                    19151.18
  1998/01/31      16558.37                    19348.82
  1998/02/28      16538.64                    19354.62
  1998/03/31      16553.61                    19371.66
  1998/04/30      16476.23                    19284.29
  1998/05/31      16680.04                    19589.56
  1998/06/30      16709.84                    19666.74
  1998/07/31      16727.32                    19716.11
  1998/08/31      16931.75                    20020.72
  1998/09/30      17103.63                    20270.18
  1998/10/31      17086.22                    20269.77
  1998/11/30      17114.55                    20340.92
  1998/12/31      17145.18                    20392.18
  1999/01/31      17320.97                    20634.64
  1999/02/28      17218.29                    20544.47
  1999/03/31      17202.14                    20573.03
  1999/04/30      17232.37                    20624.25
  1999/05/31      17131.99                    20504.84
  1999/06/30      16884.00                    20209.57
  1999/07/31      16930.05                    20283.13
  1999/08/31      16861.98                    20120.87
  1999/09/30      16875.44                    20129.12
  1999/10/29      16759.60                    19910.92
IMATRL PRASUN   SHR__CHT 19991031 19991115 090441 R00000000000123

$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Intermediate Municipal Income Fund - Class C on October 31, 1989. As the chart shows, by October 31, 1999, the value of the investment would have been $16,760 - a 67.60% increase on the initial investment. For comparison, look at how the Lehman Brothers Municipal Bond Index - a market value-weighted index of investment-grade municipal bonds with maturities of one year or more - did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 would have grown to $19,911 - a 99.11% increase.

(checkmark)UNDERSTANDING
PERFORMANCE

How a fund did yesterday is
no guarantee of how it will
do tomorrow. Bond prices, for
example, generally move in
the opposite direction of
interest rates. In turn, the
share price, return and yield
of a fund that invests in bonds
will vary. That means if you
sell your shares during a
market downturn, you might
lose money. But if you can ride
out the market's ups and
downs, you may have a gain.

TOTAL RETURN COMPONENTS

                  YEAR ENDED OCTOBER 31,  NOVEMBER 3, 1997
                                          (COMMENCEMENT OF SALE OF
                                          CLASS C SHARES) TO OCTOBER
                                          31,

                  1999                    1998

Dividend returns  3.14%                   3.44%

Capital returns   -5.05%                  2.38%

Total returns     -1.91%                  5.82%

TOTAL RETURN COMPONENTS include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the class. A capital return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains, if any, paid by the class are reinvested, and exclude the effect of sales charges.

DIVIDENDS AND YIELD

PERIODS ENDED OCTOBER 31, 1999  PAST 1 MONTH  PAST 6 MONTHS  PAST 1 YEAR

Dividends per share             2.96(cents)   17.03(cents)   34.18(cents)

Annualized dividend rate        3.43%         3.27%          3.26%

30-day annualized yield         n/a           -              -

30-day annualized               n/a           -              -
tax-equivalent yield

DIVIDENDS per share show the income paid by the class for a set period. The annualized dividend rate is based on an average share price of $10.17 over the past one month, $10.33 over the past six months and $10.50 over the past one year. The 30-day annualized YIELD is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. The tax equivalent yield shows what you would have to earn on a taxable investment to equal the class' tax-free yield, if you're in the 36% federal tax bracket, but does not reflect payment of the federal alternative minimum tax, if applicable. Yield information will be reported once Class C has a longer, more stable, operating history.

FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP

Despite a municipal bond market
rally late in the period spurred by
attractively priced issues and yields
higher than they've been since
1997, munis produced lackluster
results during the 12-month period
ending October 31, 1999.
Following the global financial crisis
in the fall of 1998 and interest rate
jitters through most of 1999, the
Lehman Brothers Municipal Bond
Index - an index of approximately
50,000 investment-grade, fixed-rate,
tax-
exempt bonds - declined 1.77%
during the period. In comparison,
the Lehman Brothers Aggregate
Bond Index - a broad measure of
the taxable bond market - posted a
marginally positive return of
0.53%. In general, the negative
environment of increasing interest
rates and investors' persistent
concerns about inflation hit the
Lehman Brothers Long-Term
Government Bond Index the hardest,
as it fell 6.10% during the period.
While the supply of municipals was
relatively light during the period -
particularly compared to 1998's
near-record levels of issuance -
demand was similarly muted,
especially among institutional
investors. Muni bonds came under
further downward pressure in the
second half of the period following
two interest-rate hikes by the
Federal Reserve Board and
widespread belief among investors
that there would be a third hike in
November.

(photograph of Norm Lind)

An interview with Norm Lind, Portfolio Manager of Fidelity Advisor Intermediate Municipal Income Fund

Q. HOW DID THE FUND PERFORM, NORM?

A. For the 12-month period ended October 31, 1999, the fund's Class A, Class T, Class B and Class C shares had total returns of -1.07%, -1.11%, -1.81% and -1.91%, respectively. To get a sense of how the fund did relative to its competitors, the intermediate municipal debt funds average returned -1.47% for the same 12-month period, according to Lipper Inc. Additionally, the Lehman Brothers 1-17 Year Municipal Bond Index, which tracks the types of securities in which the fund invests, returned -0.07% for the same 12-month period.

Q. RISING INTEREST RATES MADE THE PAST YEAR PRETTY DIFFICULT FOR ALL BONDS, INCLUDING MUNICIPAL BONDS. WERE THERE ANY TYPES OF MUNICIPALS THAT HELD UP WELL AGAINST THE UNFAVORABLE BACKDROP?

A. Yes, the fund benefited from its relatively large position in premium coupon bonds, which pay interest rates above prevailing markets rates and trade at prices that are above their face - or par - value. The primary reason why I favored them is because their premium gives them DE MINIMIS protection. This protects the bonds' gains from unfavorable tax treatment that can occur during particular market environments. In addition, individual investors tend to shy away from premiums, so I'm often able to purchase them at attractive prices compared to similarly rated, comparable maturity bonds with coupons at or below prevailing rates. Separately, the fund was helped by its emphasis on high-quality bonds, since certain lower-quality securities
- namely hospital and industrial development bonds - came under increased pressure as interest rates rose.

Q. WHICH BOND MATURITIES DID YOU EMPHASIZE DURING THE YEAR AND WHAT EFFECT DID YOUR CHOICES HAVE ON PERFORMANCE?

A. My "barbell" strategy had a mixed effect on performance. Throughout much of the past year, the fund benefited from its barbelled positioning, meaning it was heavily weighted toward short- and longer-term bonds, with a smaller weighting in intermediate-maturity securities. Early on, longer-term bond yields rose less in response to rising interest rates, and their prices - which move in the opposite direction of their yields - fell less. But from August through the end of October of this year, the reverse was true and the fund's barbell positioning detracted from its performance.

Q. HOW DID THAT BARBELL STRATEGY AFFECT THE FUND'S DURATION - WHICH MEASURES ITS INTEREST-RATE SENSITIVITY?

A. Since I offset the fund's longer-term holdings with shorter-term holdings, I kept the fund's duration in line with the intermediate municipal market as a whole, as measured by the Lehman Brothers 1-17 Year Municipal Bond Index. More recently, however, I sold some shorter- and longer-term holdings in favor of intermediate-term securities, which I viewed as being priced more attractively and offering the best potential for total return. At the end of the period, the fund's duration was five years, which remained in line with the Lehman Brothers index.

Q. WHAT'S AHEAD FOR THE MUNICIPAL MARKET?

A. The main factor affecting the future of municipals will probably be
- as it has been over the past year - the direction of interest rates. But since I don't spend time on interest-rate forecasting, I'll look for attractively priced bonds that I believe can perform well in relation to other bonds, no matter what the interest-rate backdrop. From a technical standpoint, the municipal market is in reasonably good shape. Rising interest rates have curtailed the supply of new issuance and refundings - or refinancings - of existing debt have slowed. Given that municipal bonds currently offer attractive values relative to U.S. Treasury securities, I think we could see better demand in the months to come.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER AND DO NOT NECESSARILY REPRESENT THE VIEWS OF FIDELITY OR ANY OTHER PERSON IN THE FIDELITY ORGANIZATION. ANY SUCH VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS AND FIDELITY DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR A FIDELITY FUND ARE BASED ON NUMEROUS FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY FIDELITY FUND.

(checkmark)FUND FACTS

GOAL: to provide high current
income exempt from federal
income tax by investing
normally in investment-grade
municipal debt securities

START DATE: September 19,
1985

SIZE: as of October 31,
1999, more than $71 million

MANAGER: Norm Lind, since
1998; joined Fidelity in
1986

NORM LIND ON SUPPLY AND
DEMAND CHARACTERISTICS OF THE
MUNICIPAL MARKET:

"After the direction of interest rates,
supply and demand are probably the
most important factors determining
municipal bond performance. As a
portfolio manager, I try to take
advantage of seasonal shifts, selling
bonds when supply is light and prices
are fairly advantageous, and buying
when supply is heavy and prices are
relatively cheap. For example,
municipal supply generally slows
down during the summer when
market participants - such as
investment bankers, dealers,
investors and others - go on
vacation, although supply generally
picks up again in the remaining
months of the year. What's more
interesting, in my view, are demand
patterns. With the help of Fidelity's
research team, I look for
opportunities to exploit changes in
investor activity, buying after certain
types of investors have unloaded
municipal bonds and prices are
attractive, and selling when there is
strong demand."

NOTE TO SHAREHOLDERS:
On October 14, 1999, the Board of
Trustees of Fidelity Advisor
Intermediate Municipal Income
Fund voted to present a proposal to
shareholders to merge the fund into
Fidelity Advisor Municipal Income
Fund. A shareholder meeting is
scheduled for April 19, 2000. As of
December 29, 1999, the fund will be
closed to new investments in
anticipation of the proposed
merger. On or about February 23,
2000, shareholders will be sent
proxy materials asking them to vote
on this proposal.

INVESTMENT CHANGES



TOP FIVE STATES AS OF OCTOBER
31, 1999

                               % OF FUND'S NET ASSETS  % OF FUND'S NET ASSETS 6
                                                       MONTHS AGO

Texas                           15.4                    11.4

Washington                      10.4                    7.6

California                      10.0                    12.7

New York                        8.4                     8.8

North Carolina                  4.9                     4.7

TOP FIVE SECTORS AS OF
OCTOBER 31, 1999

                               % OF FUND'S NET ASSETS  % OF FUND'S NET ASSETS 6
                                                       MONTHS AGO

General Obligations             27.1                    25.3

Education                       22.6                    21.8

Electric Utilities              19.9                    18.2

Health Care                     13.5                    14.3

Transportation                  4.4                     4.2

AVERAGE YEARS TO MATURITY AS
OF OCTOBER 31, 1999

                                                        6 MONTHS AGO

Years                           7.2                     7.6


AVERAGE YEARS TO MATURITY IS BASED ON THE AVERAGE TIME REMAINING UNTIL PRINCIPAL PAYMENTS ARE EXPECTED FROM EACH OF THE FUND'S BONDS,
WEIGHTED BY DOLLAR AMOUNT.

DURATION AS OF OCTOBER 31, 1999

                                        6 MONTHS AGO

Years                             5.0   5.2

DURATION SHOWS HOW MUCH A BOND FUND'S PRICE FLUCTUATES WITH CHANGES IN COMPARABLE INTEREST RATES. IF RATES RISE 1%, FOR EXAMPLE, A FUND WITH A FIVE-YEAR DURATION IS LIKELY TO LOSE ABOUT 5% OF ITS VALUE. OTHER FACTORS ALSO CAN INFLUENCE A BOND FUND'S PERFORMANCE AND SHARE PRICE. ACCORDINGLY, A BOND FUND'S ACTUAL PERFORMANCE MAY DIFFER FROM THIS EXAMPLE.

QUALITY DIVERSIFICATION
(MOODY'S RATINGS)


AS OF OCTOBER 31, 1999                                      AS OF APRIL 30, 1999

Aaa                      53.5%                               Aaa                       48.3%

Aa, A                    34.2%                               Aa, A                     38.3%

Baa                      10.8%                               Baa                       11.0%

Short-term  Investments   1.5%                               Short-term  Investments    2.4%

Row: 1, Col: 1, Value: 53.5                                  Row: 1, Col: 1, Value: 48.3
Row: 1, Col: 2, Value: 0.0                                   Row: 1, Col: 2, Value: 0.0
Row: 1, Col: 3, Value: 34.2                                  Row: 1, Col: 3, Value: 38.3
Row: 1, Col: 4, Value: 0.0                                   Row: 1, Col: 4, Value: 0.0
Row: 1, Col: 5, Value: 10.8                                  Row: 1, Col: 5, Value: 11.0
Row: 1, Col: 6, Value: 0.0                                   Row: 1, Col: 6, Value: 0.0
Row: 1, Col: 7, Value: 0.0                                   Row: 1, Col: 7, Value: 0.0
Row: 1, Col: 8, Value: 1.5                                   Row: 1, Col: 8, Value: 2.4



WHERE MOODY'S RATINGS ARE NOT AVAILABLE, WE HAVE USED S&P(registered trademark) RATINGS. AMOUNTS SHOWN ARE AS A PERCENTAGE OF THE FUND'S INVESTMENTS.

INVESTMENTS OCTOBER 31, 1999

Showing Percentage of Net Assets



MUNICIPAL BONDS - 98.9%

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT               VALUE (NOTE 1)

ALASKA - 0.4%

Alaska Student Ln. Corp.          Aaa       $ 300,000                      $ 301,773
Student Ln. Rev. Series A,
5% 7/1/03 (AMBAC Insured) (e)

ARIZONA - 1.4%

Maricopa County Cmnty.            Aa1        1,000,000                      1,001,800
College District Series B,
5.25% 7/1/10

ARKANSAS - 1.2%

Arkansas Gen. Oblig. (Cap.        Aa3        1,000,000                      892,970
Appreciation) (College
Savings Proj.) Series A, 0%
6/1/02

CALIFORNIA - 10.0%

California Ed. Facilities         AAA        225,000                        217,310
Auth. Rev. Rfdg. (Chapman
Univ.) 5.375% 10/1/16 (AMBAC
Insured)

California Health Facilities      A+         2,275,000                      2,282,189
Fin. Auth. Rev. (Casa de Las
Campanas) Series A, 5.375%
8/1/09

California Hsg. Fin. Agcy.        Aaa        1,000,000                      1,000,560
Rev. (Home Mtg.) Series R,
5.35% 8/1/07 (MBIA Insured)
(e)

California Poll. Cont. Fing.      Baa2       500,000                        512,615
Auth. Resource Recovery Rev.
(Waste Mgmt., Inc.) Series
A, 7.15% 2/1/11 (e)

Los Angeles County Ctfs. of       A3         970,000                        759,432
Prtn. (Disney Parking Proj.)
0% 9/1/04

Sacramento Muni. Util.            Aaa        1,000,000                      1,031,370
District Elec. Rev. 5.45%
11/15/08 (FGIC Insured)

Sacramento Pwr. Auth.
Cogeneration Proj. Rev.:

6% 7/1/02                         BBB-       1,000,000                      1,037,920

6.5% 7/1/08                       BBB-       300,000                        321,714

                                                                            7,163,110

COLORADO - 1.3%

Arapaho County Cap. Impt.         Aaa        3,620,000                      562,512
Trust Fund Hwy. Rev. (Cap.
Appreciation) Series C, 0%
8/31/26 (Pre-Refunded to
8/31/05 @ 20.8626) (f)

Colorado Health Facilities        Baa2       400,000                        385,116
Auth. Rev. Rfdg. (Rocky
Mountain Adventist) 6.25%
2/1/04

                                                                            947,628

DISTRICT OF COLUMBIA - 0.7%

District of Columbia Redev.       Baa        500,000                        504,035
Land Agcy. Washington D.C.
Sports Arena Spl. Tax Rev.
5.4% 11/1/00

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT               VALUE (NOTE 1)

FLORIDA - 2.1%

Broward County Resource           A3        $ 460,000                      $ 474,798
Recovery Rev. (SES Broward
Co. LP South Proj.) 7.95%
12/1/08

Dade County Aviation Rev.         Aaa        500,000                        507,690
Rfdg.  (Miami Int'l Arpt.)
Series A,  5.25% 10/1/01
(FSA Insured) (e)

Jacksonville Port Auth. Rev.      Aaa        500,000                        511,710
Rfdg. 5.75% 11/1/09 (MBIA
Insured) (e)

                                                                            1,494,198

GEORGIA - 0.4%

Atlanta Wtr. & Wastewtr. Rev.     Aaa        100,000                        101,026
Rfdg. Series A, 5.5% 11/1/10
(FGIC Insured)

Georgia Gen. Oblig. Series B,     Aaa        150,000                        156,903
5.75% 8/1/10

                                                                            257,929

ILLINOIS - 2.2%

Chicago Midway Arpt. Rev.         Aaa        300,000                        312,039
Series B, 6% 1/1/09 (MBIA
Insured) (e)

Metro. Pier & Exposition
Auth. Dedicated Tax Rev.
(Cap. Appreciation):

Series A:

0% 6/15/09 (FGIC Insured)         Aaa        435,000                        258,342

0% 6/15/09 (FGIC Insured)         Aaa        65,000                         38,793
(Escrowed to Maturity) (f)

0% 6/15/00 (AMBAC Insured)        Aaa        1,000,000                      976,400

                                                                            1,585,574

IOWA - 2.1%

Iowa Student Ln. Liquidity        Aa1        1,500,000                      1,532,925
Corp. Student Ln. Rev.
Series A, 6.35% 3/1/01

KANSAS - 4.3%

Kansas Dev. Fin. Auth. Rev.:

(Sisters of Charity -             Aaa        1,385,000                      1,383,213
Leavenworth Health  Svc.
Co.) 5.25% 12/1/09 (MBIA
Insured)

(Sisters of Charity               Aaa        1,750,000                      1,723,138
Leavenworth Health  Svc.
Co.) 5.25% 12/1/11 (MBIA
Insured)

                                                                            3,106,351

LOUISIANA - 2.6%

Louisiana Pub. Facilities         Aaa        1,825,000                      1,862,759
Auth. Rev. Rfdg. (Student
Ln.) Series A1, 6.2% 3/1/01

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT               VALUE (NOTE 1)

MAINE - 1.4%

Maine Edl. Ln. Marketing          Aaa       $ 1,000,000                    $ 1,000,000
Corp. Student Ln. Rev.
Series A 4, 5.45% 11/1/99 (e)

MASSACHUSETTS - 4.5%

Boston Gen. Oblig. Rev.           Aaa        250,000                        260,140
(Boston City Hosp.) Series
A, 7.625% 2/15/21
(Pre-Refunded to 8/15/00 @
101.66) (f)

Massachusetts Gen. Oblig.         Aa3        250,000                        251,588
Rfdg. Series A,  5.5% 2/1/11

Massachusetts Health & Edl.       Aaa        700,000                        695,226
Facilities Auth. Rev. Rfdg.
(Fairview Extended Care)
Series B, 4.55% 1/1/21 (MBIA
Insured)

Massachusetts Ind. Fin. Agcy.     A1         1,600,000                      1,407,344
Rev. (Cap. Appreciation)
(Massachusetts Biomedical)
Series A 1, 0% 8/1/02

Massachusetts Tpk. Auth.          Aaa        550,000                        551,227
Western Tpk. Rev. Series A,
5.55% 1/1/17 (MBIA Insured)

Massachusetts Wtr. Poll.          Aa1        100,000                        95,035
Abatement Trust Rev. (MWRA
Ln. Prog.) Series A, 5.25%
8/1/14

                                                                            3,260,560

MICHIGAN - 2.6%

Michigan Hosp. Fin. Auth.
Rev. Rfdg.:

(McLaren Health Care Corp.)       A1         2,000,000                      1,661,980
Series A,  5% 6/1/19

(Mercy Health Svcs.) Series       Aa3        200,000                        205,568
S, 5.75% 8/15/05

                                                                            1,867,548

MINNESOTA - 0.5%

Minneapolis Gen. Oblig. (Cap.     Aaa        200,000                        174,506
Appreciation) Series B, 0%
12/1/02

Minnesota Higher Ed.              Aa3        200,000                        200,558
Facilities Auth. Rev.
(MacAlester College) Series
4 C, 5.5% 3/1/12

                                                                            375,064

MONTANA - 1.7%

Montana Higher Ed. Student        A          1,210,000                      1,212,069
Assistance Corp. Student Ln.
Rev. Series B, 6.6% 12/1/99
(e)

NEVADA - 0.8%

Clark County School District      Aaa        500,000                        539,915
Series A, 9.75% 6/1/01 (MBIA
Insured)

NEW JERSEY - 0.7%

New Jersey Gen. Oblig. Series     Aa1        500,000                        511,065
F, 5.5% 8/1/11

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT               VALUE (NOTE 1)

NEW MEXICO - 4.5%

Albuquerque Arpt. Rev. Rfdg.:

6.25% 7/1/00 (AMBAC Insured)      Aaa       $ 250,000                      $ 253,765
(e)

6.75% 7/1/09 (AMBAC Insured)      Aaa        450,000                        498,236
(e)

New Mexico Edl. Assistance        Aaa        1,900,000                      1,955,043
Foundation Student Ln. Rev.
Series IV A2, 6.65% 3/1/07

Rio Rancho Wtr. & Wastewtr.       Aaa        500,000                        565,810
Sys. Rev. Series A, 8%
5/15/04 (FSA Insured)

                                                                            3,272,854

NEW YORK - 8.4%

Buffalo Gen. Oblig. Rfdg.         Aaa        1,025,000                      985,189
Series C, 5.25% 12/1/13
(FGIC Insured)

New York City Gen. Oblig.         A3         1,000,000                      984,270
Series H, 5.5% 8/1/12

New York State Dorm. Auth.
Rev.:

(City Univ. Sys.                  Baa1       500,000                        501,210
Consolidated) Series A,
5.75% 7/1/13

(City Univ. Sys.) Series C,       Baa1       500,000                        562,470
7.5% 7/1/10

Rfdg. (State Univ. Edl.           A3         500,000                        533,625
Facilities) Series A,  6.5%
5/15/04

New York State Envir.             Aa1        500,000                        430,240
Facilities Corp. Clean  Wtr.
& Drinking Rev. (Revolving
Funds)  Series F, 4.875%
6/15/18

New York State Local Govt.
Assistance Corp.:

(Cap. Appreciation) Series A,     A3         1,000,000                      645,970
0% 4/1/08

Rfdg. Series A, 5.5% 4/1/04       Aaa        100,000                        103,105
(AMBAC Insured)

New York State Thruway Auth.
Svc. Contract Rev. (Local
Hwy. & Bridge):

5.4% 4/1/03                       Baa1       250,000                        255,208

6% 4/1/03                         Baa1       200,000                        207,906

New York State Urban Dev.
Corp. Rev.:

(Sports Facilities Assistance     Aaa        500,000                        507,420
Prog.) Series A, 5.5% 4/1/10
(MBIA Insured)

Rfdg. (Correctional               Aaa        300,000                        308,313
Facilities) 5.625% 1/1/07
(AMBAC Insured)

                                                                            6,024,926

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT               VALUE (NOTE 1)

NORTH CAROLINA - 4.9%

North Carolina Eastern Muni.
Pwr. Agcy. Pwr. Sys. Rev.:

Rfdg.:

Series B, 6% 1/1/06               Baa3      $ 1,315,000                    $ 1,328,729

Series C, 5.5% 1/1/07             Baa1       700,000                        684,096

Series A, 5.625% 1/1/03           Baa3       500,000                        501,175

North Carolina Muni. Pwr.
Agcy. #1 Catawba Elec. Rev.
Rfdg.:

5.75% 1/1/02                      Baa1       750,000                        755,835

5.9% 1/1/03                       Baa1       250,000                        252,555

                                                                            3,522,390

OHIO - 1.1%

Ohio Bldg. Auth. (Adult           Aaa        500,000                        513,295
Correctional) Series A,
5.95% 10/1/14 (MBIA Insured)

Ohio Tpk. Commission Series       Aaa        250,000                        252,968
A, 5.6% 2/15/12 (MBIA
Insured)

                                                                            766,263

OREGON - 1.4%

Clackamas County School           Aaa        1,000,000                      971,280
District #12 5.25% 6/1/13
(FGIC Insured)

PENNSYLVANIA - 3.3%

Pennsylvania Higher Edl.          AA-        1,270,000                      1,335,380
Facilities Auth. College &
Univ. Rev. Rfdg. (RIDC
Reg'l. Growth- Carnegie
Mellon Univ. Proj.) 6%
11/1/04

Pennsylvania Hsg. Fin. Agcy.      Aa3        1,000,000                      1,033,670
Rfdg. (Residential Dev.
Section 8) Series A, 7%
7/1/01

                                                                            2,369,050

RHODE ISLAND - 1.4%

Rhode Island Student Ln.          A          1,000,000                      1,017,070
Auth. Student Ln. Rev. Rfdg.
Series A, 6.55% 12/1/00

SOUTH CAROLINA - 3.2%

South Carolina Ed. Assistance
Auth. Rev. Rfdg. (Guaranteed
Student Ln. Proj.):

Sr. Lien Series A2, 5.4%          AAA        1,250,000                      1,264,250
9/1/02

Sub Lien Series B, 5.7%           A          1,000,000                      1,018,500
9/1/05 (e)

                                                                            2,282,750

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT               VALUE (NOTE 1)

TENNESSEE - 0.5%

Memphis-Shelby County Arpt.       Aaa       $ 275,000                      $ 277,626
Auth. Arpt.  Rev. Rfdg.
Series A, 5.25% 2/15/01
(MBIA Insured) (e)

Tennessee Gen. Oblig. Rfdg.       Aaa        100,000                        106,641
Series A,  6% 5/1/07

                                                                            384,267

TEXAS - 15.4%

Austin Independent School         Aaa        500,000                        532,455
District 8.125% 8/1/01
(Escrowed to Maturity) (f)

Brazos Higher Ed. Auth., Inc.     Aaa        435,000                        447,084
Student Ln. Rev. Rfdg.
Series A 1, 6.05% 12/1/01 (e)

Deer Park Independent School      Aaa        200,000                        171,596
District Rfdg.  0% 2/15/03

Fort Bend Independent School      AAA        1,000,000                      1,000,470
District Rfdg. 5.375% 2/15/11

Harris County Gen. Oblig.         Aaa        3,000,000                      2,644,016
(Cap. Appreciation) (Toll
Road Proj.) Sub Lien Series
A, 0% 8/15/02 (MBIA Insured)

Hurst Euless Bedford              Aaa        1,000,000                      522,180
Independent School District
Rfdg. (Cap. Appreciation) 0%
8/15/11

Irving Independent School         Aaa        250,000                        247,213
District  (Cap.
Appreciation) 0% 2/15/00

Laredo Gen. Oblig. Rfdg.          Aaa        1,000,000                      960,120
5.125% 8/15/12 (FGIC Insured)

Northside Independent School      Aaa        500,000                        505,280
District (School Bldg.)
8.375% 2/1/00

San Antonio Gen. Oblig.           Aa2        1,255,000                      1,237,807
Series 2000,  5% 2/1/09 (b)

Texas Pub. Fin. Auth. Bldg.       Aaa        1,000,000                      1,071,800
Rev. Rfdg. (Texas Technical
College) 6.25% 8/1/09 (MBIA
Insured)

Univ. of Texas Permanent
Univ. Fund:

5% 7/1/10                         Aaa        250,000                        245,015

5.25% 7/1/06                      Aaa        1,495,000                      1,528,428

                                                                            11,113,464

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT               VALUE (NOTE 1)

UTAH - 3.5%

Intermountain Pwr. Agcy. Pwr.
Supply Rev.:

(Cap. Appreciation) Series A,     Aaa       $ 2,860,000                    $ 2,057,370
0% 7/1/06 (MBIA Insured)

Rfdg. (Cap. Appreciation)         Aaa        500,000                        487,360
Series B, 0% 7/1/00 (MBIA
Insured)

                                                                            2,544,730

WASHINGTON - 10.4%

Grant County Pub. Util.           Aaa        1,715,000                      1,602,770
District No. 2 (Priest
Rapids Hydro Elec. Proj.)
Second Series B, 5.375%
1/1/16 (MBIA Insured) (e)

King County Gen. Oblig.           Aa1        1,000,000                      1,013,100
Series B, 5.9% 12/1/14

Washington Pub. Pwr. Supply
Sys. Nuclear Proj. #2 Rev.:

Rfdg.:

Series A, 0% 7/1/06 (MBIA         Aaa        2,700,000                      1,927,152
Insured)

Series C, 7.5% 7/1/03             Aa1        525,000                        554,274
(Pre-Refunded to 1/1/01 @
102) (f)

5.4% 7/1/12                       Aa1        2,000,000                      1,907,300

Washington Pub. Pwr. Supply       Aa1        500,000                        496,215
Sys. Nuclear Proj. #3 Rev.
Rfdg. Series C, 5.1% 7/1/07

                                                                            7,500,811

TOTAL MUNICIPAL BONDS                                                       71,187,128
(Cost $72,033,544)


CASH EQUIVALENTS - 1.5%

                              SHARES

Municipal Central Cash Fund,   1,083,452                 1,083,452
3.56% (c)(d) (Cost
$1,083,452)

TOTAL INVESTMENT PORTFOLIO -                             72,270,580
100.4%  (Cost $73,116,996)

NET OTHER ASSETS - (0.4)%                                (320,581)

NET ASSETS - 100%                                      $ 71,949,999

LEGEND

(a) Standard & Poor's credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.

(b) Security purchased on a delayed delivery or when-issued basis.

(c) Information in this report regarding holdings by state and security types does not reflect the holdings of the Municipal Central Cash Fund. A listing of the Municipal Central Cash Fund's holdings as of its most recent fiscal period end is available upon request.

(d) The rate quoted is the annualized seven-day yield of the fund at period end.

(e) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

(f) Security collateralized by an amount sufficient to pay interest and principal.

OTHER INFORMATION

The composition of long-term debt holdings as a percentage of total value of investments in securities, is as follows (ratings are unaudited):

MOODY'S RATINGS            S&P RATINGS

Aaa, Aa, A        77.8%    AAA, AA, A    69.7%

Baa               8.9%     BBB           11.9%

Ba                0.0%     BB            0.0%

B                 0.0%     B             0.0%

Caa               0.0%     CCC           0.0%

Ca, C             0.0%     CC, C         0.0%

                           D             0.0%

The distribution of municipal securities by revenue source, as a percentage of net assets, is as follows:

General Obligations          27.1%

Education                    22.6

Electric Utilities           19.9

Health Care                  13.5

Others (individually less    17.3
than 5%)

Net Other Assets             (0.4)

                            100.0%

INCOME TAX INFORMATION

At October 31, 1999, the aggregate cost of investment securities for income tax purposes was $73,116,996. Net unrealized depreciation aggregated $846,416, of which $548,216 related to appreciated investment securities and $1,394,632 related to depreciated investment securities.

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
                                         OCTOBER 31, 1999

ASSETS

Investment in securities, at                 $ 72,270,580
value (cost $73,116,996) -
See accompanying schedule

Cash                                          34,990

Receivable for fund shares                    376,953
sold

Interest receivable                           1,035,548

Other receivables                             911

 TOTAL ASSETS                                 73,718,982

LIABILITIES

Payable for investments         $ 1,286,864
purchased on a  delayed
delivery basis

Payable for fund shares          280,543
redeemed

Distributions payable            124,885

Accrued management fee           10,539

Distribution fees payable        20,573

Other payables and accrued       45,579
expenses

 TOTAL LIABILITIES                            1,768,983

NET ASSETS                                   $ 71,949,999

Net Assets consist of:

Paid in capital                              $ 72,801,661

Accumulated undistributed net                 (5,246)
realized gain (loss) on
investments

Net unrealized appreciation                   (846,416)
(depreciation) on investments

NET ASSETS                                   $ 71,949,999

STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                         OCTOBER 31, 1999

CALCULATION OF MAXIMUM             $10.15
OFFERING PRICE CLASS A: NET
ASSET VALUE and redemption
price per share
($2,572,343 (divided by)
253,436 shares)

Maximum offering price per         $10.55
share (100/96.25 of $10.15)

CLASS T: NET ASSET VALUE and       $10.15
redemption price per share
($50,431,715 (divided by)
4,968,378 shares)

Maximum offering price per         $10.44
share (100/97.25 of $10.15)

CLASS B: NET ASSET VALUE and       $10.14
offering price per share
($10,387,389 (divided by)
1,024,065 shares) A

CLASS C: NET ASSET VALUE and       $10.15
offering price per share
($2,561,719 (divided by)
252,268 shares) A

INSTITUTIONAL CLASS: NET           $10.15
ASSET VALUE, offering price
and redemption price per
share ($5,996,833 (divided
by) 590,849 shares)

A REDEMPTION PRICE PER SHARE IS EQUAL TO NET ASSET VALUE LESS ANY
APPLICABLE CONTINGENT DEFERRED SALES CHARGE.

STATEMENT OF OPERATIONS

                             YEAR ENDED OCTOBER 31, 1999

INTEREST INCOME                              $ 3,879,149

EXPENSES

Management fee                 $ 293,995

Transfer agent fees             103,028

Distribution fees               255,689

Accounting fees and expenses    64,808

Non-interested trustees'        238
compensation

Custodian fees and expenses     5,121

Registration fees               95,132

Audit                           51,521

Legal                           11,903

Reports to shareholders         6,711

Miscellaneous                   133

 Total expenses before          888,279
reductions

 Expense reductions             (119,127)     769,152

NET INTEREST INCOME                           3,109,997

REALIZED AND UNREALIZED GAIN
(LOSS)
Net realized gain (loss) on:

 Investment securities          25,014

 Futures contracts              (46,201)      (21,187)

Change in net unrealized
appreciation (depreciation)
on:

 Investment securities          (3,986,395)

 Futures contracts              38,839        (3,947,556)

NET GAIN (LOSS)                               (3,968,743)

NET INCREASE (DECREASE) IN                   $ (858,746)
NET ASSETS RESULTING  FROM
OPERATIONS

STATEMENT OF CHANGES IN NET ASSETS

                                 YEAR ENDED OCTOBER 31, 1999  ELEVEN MONTHS ENDED OCTOBER  YEAR ENDED NOVEMBER 30, 1997
                                                              31, 1998

INCREASE (DECREASE) IN NET
ASSETS

Operations Net interest income   $ 3,109,997                  $ 2,576,544                  $ 2,794,353

 Net realized gain (loss)         (21,187)                     831,999                      875,029

 Change in net unrealized         (3,947,556)                  795,349                      192,183
appreciation   (depreciation)

 NET INCREASE (DECREASE) IN       (858,746)                    4,203,892                    3,861,565
NET ASSETS RESULTING FROM
OPERATIONS

Distributions to shareholders     (3,109,997)                  (2,576,544)                  (2,794,353)
From net interest income

 From net realized gain           (587,640)                    (172,795)                    (6,721)

 TOTAL DISTRIBUTIONS              (3,697,637)                  (2,749,339)                  (2,801,074)

Share transactions - net          (3,244,402)                  14,997,838                   (8,495,226)
increase (decrease)

  TOTAL INCREASE (DECREASE)       (7,800,785)                  16,452,391                   (7,434,735)
IN NET ASSETS

NET ASSETS

 Beginning of period              79,750,784                   63,298,393                   70,733,128

 End of period                   $ 71,949,999                 $ 79,750,784                 $ 63,298,393


FINANCIAL HIGHLIGHTS - CLASS A

YEARS ENDED OCTOBER 31,          1999      1998 H      1997 G    1996 D

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 10.770  $ 10.600    $ 10.410  $ 10.160
period

Income from Investment
Operations

Net interest income               .431      .411        .459      .113

Net realized and unrealized       (.540)    .200        .191      .250
gain (loss)

Total from investment             (.109)    .611        .650      .363
operations

Less Distributions

From net interest income          (.431)    (.411)      (.459)    (.113)

From net realized gain            (.080)    (.030)      (.001)    -

Total distributions               (.511)    (.441)      (.460)    (.113)

Net asset value, end of period   $ 10.150  $ 10.770    $ 10.600  $ 10.410

TOTAL RETURN B, C                 (1.07)%   5.89%       6.42%     3.59%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 2,572   $ 1,082     $ 442     $ 103
(000 omitted)

Ratio of expenses to average      .85% E    .90% A, E   .90% E    .90% A, E
net assets

Ratio of net interest income      4.17%     4.19% A     4.37%     4.60% A
to average  net assets

Portfolio turnover rate           19%       26% A, F    18%       35%

A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF CLASS A SHARES) TO NOVEMBER 30, 1996
E FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
F THE PORTFOLIO TURNOVER RATE DOES NOT INCLUDE THE ASSETS ACQUIRED IN
THE MERGER.
G YEAR ENDED NOVEMBER 30
H ELEVEN MONTHS ENDED OCTOBER 31

FINANCIAL HIGHLIGHTS - CLASS T

YEARS ENDED OCTOBER 31,        1999      1998 F      1997 G    1996 G    1995 G    1994 G

SELECTED PER-SHARE DATA

Net asset value, beginning of  $ 10.770  $ 10.590    $ 10.410  $ 10.380  $ 9.400   $ 10.460
period

Income from Invest- ment
Operations

Net interest  income            .427      .407        .449      .461      .451      .455

Net realized  and unrealized    (.540)    .210        .181      .030      .980      (1.040)
gain (loss)

Total from investment           (.113)    .617        .630      .491      1.431     (.585)
operations

Less Distributions

From net interest  income       (.427)    (.407)      (.449)    (.461)    (.451)    (.455)

From net  realized gain         (.080)    (.030)      (.001)    -         -         -

In excess of net  realized      -         -           -         -         -         (.020)
gain

Total distributions             (.507)    (.437)      (.450)    (.461)    (.451)    (.475)

Net asset value,  end of       $ 10.150  $ 10.770    $ 10.590  $ 10.410  $ 10.380  $ 9.400
period

TOTAL RETURN B, C               (1.11)%   5.94%       6.21%     4.89%     15.49%    (5.78)%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end  of period     $ 50,432  $ 60,070    $ 48,830  $ 56,729  $ 62,852  $ 57,382
(000 omitted)

Ratio of expenses to average    .90% D    .95% A, D   1.00% D   1.00% D   .94% D    .90% D
net assets

Ratio of net interest income    4.12%     4.15% A     4.32%     4.42%     4.56%     4.49%
to aver- age net assets

Portfolio turnover rate         19%       26% A, E    18%       35%       53%       53%


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
E THE PORTFOLIO TURNOVER RATE DOES NOT INCLUDE THE ASSETS ACQUIRED IN
THE MERGER.
F ELEVEN MONTHS ENDED OCTOBER 31
G YEAR ENDED NOVEMBER 30

FINANCIAL HIGHLIGHTS - CLASS B

YEARS ENDED OCTOBER 31,        1999      1998 G       1997 H    1996 H    1995 H    1994 D

SELECTED PER-SHARE DATA

Net asset value, beginning of  $ 10.760  $ 10.590     $ 10.410  $ 10.380  $ 9.400   $ 9.890
period

Income from Investment
Operations

Net interest income             .353      .339         .382      .394      .373      .155

Net realized and  unrealized    (.540)    .200         .181      .030      .980      (.490)
gain (loss)

Total from investment           (.187)    .539         .563      .424      1.353     (.335)
operations

Less Distributions

From net  interest income       (.353)    (.339)       (.382)    (.394)    (.373)    (.155)

From net  realized gain         (.080)    (.030)       (.001)    -         -         -

Total distributions             (.433)    (.369)       (.383)    (.394)    (.373)    (.155)

Net asset value,  end of       $ 10.140  $ 10.760     $ 10.590  $ 10.410  $ 10.380  $ 9.400
period

TOTAL RETURN B, C               (1.81)%   5.17%        5.54%     4.21%     14.60%    (3.44)%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end  of period     $ 10,387  $ 11,134     $ 7,917   $ 7,445   $ 6,226   $ 1,682
(000 omitted)

Ratio of expenses to average    1.60% E   1.65% A, E   1.65% E   1.66% E   1.68% E   1.65% A, E
net assets

Ratio of net interest income    3.43%     3.45% A      3.67%     3.76%     3.71%     3.74% A
to average  net assets

Portfolio turnover rate         19%       26% A, F     18%       35%       53%       53%


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D FOR THE PERIOD JUNE 30, 1994 (COMMENCEMENT OF SALE OF CLASS B SHARES) TO NOVEMBER 30, 1994.
E FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
F THE PORTFOLIO TURNOVER RATE DOES NOT INCLUDE THE ASSETS ACQUIRED IN
THE MERGER.
G ELEVEN MONTHS ENDED OCTOBER 31
H YEAR ENDED NOVEMBER 30

FINANCIAL HIGHLIGHTS - CLASS C

YEARS ENDED OCTOBER 31,          1999      1998 G       1997 D

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 10.770  $ 10.590     $ 10.550
period

Income from Investment
Operations

Net interest income               .342      .328         .027

Net realized and unrealized       (.540)    .210         .040
gain (loss)

Total from investment             (.198)    .538         .067
operations

Less Distributions

From net interest income          (.342)    (.328)       (.027)

From net realized gain            (.080)    (.030)       -

Total distributions               (.422)    (.358)       (.027)

Net asset value, end of period   $ 10.150  $ 10.770     $ 10.590

TOTAL RETURN B, C                 (1.91)%   5.16%        .63%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 2,562   $ 1,137      $ 13
(000 omitted)

Ratio of expenses to average      1.70% E   1.75% A, E   1.75% A, E
net assets

Ratio of net interest income      3.34%     3.29% A      3.33% A
to average net assets

Portfolio turnover rate           19%       26% A, F     18%

A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D FOR THE PERIOD NOVEMBER 3, 1997 (COMMENCEMENT OF SALE OF CLASS C SHARES) TO NOVEMBER 30, 1997.
E FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
F THE PORTFOLIO TURNOVER RATE DOES NOT INCLUDE THE ASSETS ACQUIRED IN
THE MERGER.
G ELEVEN MONTHS ENDED OCTOBER 31

FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS

YEARS ENDED OCTOBER 31,        1999      1998 G      1997 H    1996 H    1995 H    1994 H

SELECTED PER-SHARE DATA

Net asset value, beginning of  $ 10.770  $ 10.590    $ 10.410  $ 10.360  $ 9.410   $ 10.460
period

Income from Investment
Operations

Net interest income             .448      .427        .475      .487      .477      .481

Net realized  and unrealized    (.540)    .210        .181      .050      .950      (1.030)
gain (loss)

Total from investment           (.092)    .637        .656      .537      1.427     (.549)
operations

Less Distributions

From net interest  income       (.448)    (.427)      (.475)    (.487)    (.477)    (.481)

From net  realized gain         (.080)    (.030)      (.001)    -         -         -

In excess of net  realized      -         -           -         -         -         (.020)
gain

Total distributions             (.528)    (.457)      (.476)    (.487)    (.477)    (.501)

Net asset value,  end of       $ 10.150  $ 10.770    $ 10.590  $ 10.410  $ 10.360  $ 9.410
period

TOTAL RETURN B, C               (.92)%    6.14%       6.48%     5.36%     15.44%    (5.43)%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period      $ 5,997   $ 6,328     $ 6,098   $ 6,455   $ 11,085  $ 11,702
(000 omitted)

Ratio of expenses to average    .70% D    .75% A, D   .75% D    .75% D    .70% D    .65% D
net assets

Ratio of expenses to average    .70%      .75% A      .75%      .74% E    .70%      .65%
net assets after expense
reductions

Ratio of net interest income    4.32%     4.36% A     4.57%     4.68%     4.96%     4.75%
to average net assets

Portfolio turnover rate         19%       26% A, F    18%       35%       53%       53%


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
D FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
E FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES. F THE PORTFOLIO TURNOVER RATE DOES NOT INCLUDE THE ASSETS ACQUIRED IN THE MERGER.
G ELEVEN MONTHS ENDED OCTOBER 31
H YEAR ENDED NOVEMBER 30

NOTES TO FINANCIAL STATEMENTS
For the period ended October 31, 1999


1. SIGNIFICANT ACCOUNTING POLICIES.

Fidelity Advisor Intermediate Municipal Income Fund (the fund) is a fund of Fidelity Advisor Series II (the trust) (formerly a fund of Fidelity Advisor Series VI) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of four years from the initial date of purchase. Interest income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, and certain other class-specific fees, expenses, and expense reductions.

The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

SECURITY VALUATION. Securities are valued based upon a computerized matrix system and/or appraisals by a pricing service, both of which consider market transactions and dealer-supplied valuations. Securities for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.

INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

INTEREST INCOME. Interest income, which includes amortization of premium and accretion of original issue discount, is accrued as earned.

EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

DISTRIBUTIONS TO SHAREHOLDERS. Distributions are declared daily and paid monthly from net interest income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for futures transactions and losses deferred due to futures transactions. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital and may affect the per-share allocation between net interest income and realized and unrealized gain (loss). Accumulated undistributed net realized gain (loss) on investments may include temporary book and tax basis differences that will reverse in a subsequent period. Any taxable gain remaining at fiscal year end is distributed in the following year.

SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. OPERATING POLICIES.

MUNICIPAL CENTRAL CASH FUND. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund may invest in the Municipal Central Cash Fund (the Cash Fund) managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of Fidelity Management & Research Company (FMR). The Cash Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Fund seeks preservation of capital, liquidity, and current income by investing in high-quality, short-term municipal securities of various states and municipalities. Income distributions from the Cash Fund are declared daily and paid monthly from net interest income. Income distributions earned by the fund are recorded as interest income in the accompanying financial statements.

WHEN-ISSUED SECURITIES. The fund may purchase or sell securities on a when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities is fixed at the time the transaction is negotiated. The market values of the securities purchased on a when-issued or forward commitment basis are identified as such in the fund's schedule of investments. The fund may receive compensation for interest forgone in the purchase of a when-issued security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due

2. OPERATING POLICIES - CONTINUED

WHEN-ISSUED SECURITIES - CONTINUED

to changes in the market value of the underlying securities, if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.

FUTURES CONTRACTS. The fund may use futures contracts to manage its exposure to the bond market and to fluctuations in interest rates. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

3. PURCHASES AND SALES OF INVESTMENTS.

Purchases and sales of securities, other than short-term securities, aggregated $16,576,179 and $14,786,415, respectively.

The market value of futures contracts opened and closed during the period amounted to $3,833,875 and $6,387,873, respectively.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.

MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .0920% to .3700% for the period. The annual individual fund fee rate is .25%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annual rate of .38% of average net assets.

SUB-ADVISER FEE. FMR, on behalf of the fund, has entered into a sub-advisory agreement with FIMM, a wholly owned subsidiary of FMR. For its services, FIMM receives a fee from FMR of 50% of the management fee payable to FMR. The fee is paid prior to any voluntary expense reimbursements which may be in effect.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Board of Trustees has adopted separate distribution plans with respect to each class of shares (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a distribution and service fee. A portion of this fee may be reallowed to securities dealers, banks and other financial institutions for the distribution of each class of shares and providing shareholder support services. For the period, this fee was based on the following annual rates of the average net assets of each applicable class:

CLASS A    .15%

CLASS T    .25%

CLASS B    .90%*

CLASS C    1.00%**

* .65% REPRESENTS A DISTRIBUTION FEE AND .25% REPRESENTS A SHAREHOLDER SERVICE FEE.
** .75% REPRESENTS A DISTRIBUTION FEE AND .25% REPRESENTS A
SHAREHOLDER SERVICE FEE.

For the period, each class paid FDC the following amounts, a portion of which was retained by FDC:

          PAID TO FDC  RETAINED BY FDC

CLASS A   $ 3,322      $ 311

CLASS T    140,713      2,587

CLASS B    93,961       67,917

CLASS C    17,693       14,383

          $ 255,689    $ 85,198

SALES LOAD. FDC receives a front-end sales charge of up to 3.75% for selling Class A shares, and 2.75% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class B share redemptions occurring within three years of purchase and Class C share redemptions occurring within one year of purchase. Contingent deferred sales charges are based on declining rates ranging from 3% to 1% for Class B and 1% for Class C, of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. In addition, purchases of Class A and Class T shares that were subject to a finder's fee bear a contingent deferred sales charge on assets that do not remain in the fund for at least one year. The Class A and Class T contingent deferred sales charge is based on 0.25% of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. A portion of the sales charges paid to FDC is paid to securities dealers, banks and other financial institutions.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

SALES LOAD - CONTINUED

For the period, sales charge amounts paid to and retained by FDC were as follows:

          PAID TO FDC  RETAINED BY FDC

CLASS A   $ 8,353      $ 2,999

CLASS T    22,401       9,014

CLASS B    30,967       30,967*

CLASS C    946          946*

          $ 62,667     $ 43,926

* WHEN CLASS B AND CLASS C SHARES ARE INITIALLY SOLD, FDC PAYS
COMMISSIONS FROM ITS OWN RESOURCES TO SECURITIES DEALERS,
 BANKS, AND OTHER FINANCIAL INSTITUTIONS THROUGH WHICH THE SALES ARE
MADE.

TRANSFER AGENT AND ACCOUNTING FEES. Effective June 14, 1999, Citibank, N.A.(Citibank) replaced UMB Bank, n.a. as the custodian, transfer agent, and shareholder servicing agent for the fund's Class A, Class T, Class B, Class C, and Institutional Class shares. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC) with respect to all classes of the fund to perform the transfer, dividend disbursing, and shareholder servicing agent functions. FIIOC, an affiliate of FMR, receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. All fees are paid to FIIOC by Citibank, which is reimbursed by each class for such payments. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, each class paid the following transfer agent fees:

                       AMOUNT     % OF AVERAGE NET ASSETS

CLASS A                $ 3,662    .17

CLASS T                 73,465    .13

CLASS B                 12,947    .12

CLASS C                 3,001     .17

INSTITUTIONAL CLASS     9,953     .15

                       $ 103,028

Citibank also has a sub-contract with Fidelity Service Company, Inc.
(FSC), an affiliate of FMR, under which FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

5. EXPENSE REDUCTIONS.

FMR voluntarily agreed to reimburse operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses, if any) above the following annual rates or range of annual rates of average net assets for each of the following classes:

                      FMR EXPENSE LIMITATIONS  REIMBURSEMENT

CLASS A               .85%                     $ 3,290

CLASS T               .90%                      93,455

CLASS B               1.60%                     10,988

CLASS C               1.70%                     2,659

INSTITUTIONAL CLASS   .70%                      8,735

                                               $ 119,127

Effective December 1, 1998, Class A, Class B, Class C, and
Institutional Class expense limitations were changed from .90%, 1.65%, 1.75%, and .75%; to .85%, 1.60%, 1.70%, and .70% of each class'
average net assets, respectively.

6. DISTRIBUTIONS TO SHAREHOLDERS.

Distributions to shareholders of each class were as follows:

                          YEAR ENDED   ELEVEN MONTHS ENDED OCTOBER 31,  YEAR ENDED NOVEMBER 30,
                          OCTOBER 31,

                          1999         1998                             1997 A

FROM NET INTEREST INCOME

Class A                   $ 92,550     $ 31,705                         $ 15,189

Class T                    2,315,888    2,019,325                        2,195,690

Class B                    358,623      267,333                          274,703

Class C                    59,144       15,339                           26

Institutional Class        283,792      242,842                          308,745

Total                     $ 3,109,997  $ 2,576,544                      $ 2,794,353

FROM NET REALIZED GAIN

Class A                   $ 8,027      $ 1,246                          $ 24

Class T                    448,244      136,882                          5,310

Class B                    74,885       22,913                           767

Class C                    9,946        35                               -

Institutional Class        46,538       11,719                           620

Total                     $ 587,640    $ 172,795                        $ 6,721


A DISTRIBUTIONS FOR CLASS C ARE FOR THE PERIOD NOVEMBER 3, 1997
(COMMENCEMENT OF SALE OF SHARES) TO NOVEMBER 30, 1997.

7. SHARE TRANSACTIONS.

Transactions for each class of shares for the periods are as follows:

                                SHARES

                                YEAR ENDED  OCTOBER 31, 1999  ELEVEN MONTHS  ENDED OCTOBER  YEAR ENDED NOVEMBER 30, 1997 A
                                                              31, 1998

CLASS A Shares sold              213,824                       72,895                        37,401

Issue in exchange for the        -                             52,153                        -
shares of Fidelity Advisor
Short-Intermediate Municipal
Income Fund Class A

Reinvestment of distributions    7,447                         2,327                         1,437

Shares redeemed                  (68,308)                      (68,581)                      (7,082)

Net increase (decrease)          152,963                       58,794                        31,756

CLASS T Shares sold              2,607,737                     833,212                       1,237,934

Issue in exchange for the        -                             1,639,675                     -
shares of Fidelity Advisor
Short-Intermediate Municipal
Income Fund Class T

Reinvestment of distributions    195,749                       146,958                       150,942

Shares redeemed                  (3,412,827)                   (1,651,570)                   (2,228,549)

Net increase (decrease)          (609,341)                     968,275                       (839,673)

CLASS B Shares sold              436,062                       412,030                       162,293

Reinvestment of distributions    24,808                        17,176                        17,600

Shares redeemed                  (471,198)                     (142,402)                     (147,606)

Net increase (decrease)          (10,328)                      286,804                       32,287

CLASS C Shares sold              258,235                       123,360                       1,185

Reinvestment of distributions    4,045                         1,212                         2

Shares redeemed                  (115,591)                     (20,180)                      -

Net increase (decrease)          146,689                       104,392                       1,187



                                DOLLARS

                                YEAR ENDED  OCTOBER 31, 1999  ELEVEN MONTHS  ENDED OCTOBER  YEAR ENDED NOVEMBER 30, 1997 A
                                                              31, 1998

CLASS A Shares sold             $ 2,273,361                   $ 774,852                     $ 388,486

Issue in exchange for the        -                             554,907                       -
shares of Fidelity Advisor
Short-Intermediate Municipal
Income Fund Class A

Reinvestment of distributions    77,827                        24,853                        14,999

Shares redeemed                  (711,636)                     (732,634)                     (74,532)

Net increase (decrease)         $ 1,639,552                   $ 621,978                     $ 328,953

CLASS T Shares sold             $ 27,740,166                  $ 8,684,653                   $ 12,868,543

Issue in exchange for the        -                             17,446,147                    -
shares of Fidelity Advisor
Short-Intermediate Municipal
Income Fund Class T

Reinvestment of distributions    2,061,872                     1,569,314                     1,571,556

Shares redeemed                  (36,164,059)                  (17,602,042)                  (23,132,793)

Net increase (decrease)         $ (6,362,021)                 $ 10,098,072                  $ (8,692,694)

CLASS B Shares sold             $ 4,584,924                   $ 4,400,752                   $ 1,686,065

Reinvestment of distributions    260,754                       183,295                       183,295

Shares redeemed                  (4,962,734)                   (1,517,988)                   (1,530,078)

Net increase (decrease)         $ (117,056)                   $ 3,066,059                   $ 339,282

CLASS C Shares sold             $ 2,695,857                   $ 1,314,301                   $ 12,505

Reinvestment of distributions    42,439                        12,987                        25

Shares redeemed                  (1,199,769)                   (217,401)                     -

Net increase (decrease)         $ 1,538,527                   $ 1,109,887                   $ 12,530


A SHARE TRANSACTIONS FOR CLASS C ARE FOR THE PERIOD NOVEMBER 3, 1997 (COMMENCEMENT OF SALE OF SHARES) TO NOVEMBER 30, 1997.

7. SHARE TRANSACTIONS - CONTINUED

                                SHARES

                                YEAR ENDED  OCTOBER 31, 1999  ELEVEN MONTHS  ENDED OCTOBER  YEAR ENDED NOVEMBER 30, 1997
                                                              31, 1998

INSTITUTIONAL CLASS Shares       161,716                       344,786                       221,521
sold

Issue in exchange for the        -                             41,426                        -
shares of Fidelity Advisor
Short-Intermediate Municipal
Income Fund Institutional
Class

Reinvestment of distributions    7,244                         3,754                         5,385

Shares redeemed                  (165,729)                     (378,091)                     (271,323)

Net increase (decrease)          3,231                         11,875                        (44,417)



                                DOLLARS

                                YEAR ENDED  OCTOBER 31, 1999  ELEVEN MONTHS  ENDED OCTOBER  YEAR ENDED NOVEMBER 30, 1997
                                                              31, 1998

INSTITUTIONAL CLASS Shares      $ 1,718,233                   $ 3,651,862                   $ 2,293,637
sold

Issue in exchange for the        -                             440,774                       -
shares of Fidelity Advisor
Short-Intermediate Municipal
Income Fund Institutional
Class

Reinvestment of distributions    76,239                        40,053                        55,968

Shares redeemed                  (1,737,876)                   (4,030,847)                   (2,832,902)

Net increase (decrease)         $ 56,596                      $ 101,842                     $ (483,297)


8. MERGER INFORMATION.

On May 28, 1998, Class A, Class T, and Institutional Class of the fund acquired all of the assets and assumed all of the liabilities of Fidelity Advisor Short-Intermediate Municipal Income Fund Class A, Class T, and Institutional Class, respectively. Each acquisition was approved by the shareholders of each class of Fidelity Advisor Short-Intermediate Municipal Income Fund on May 4, 1998. Based on the opinion of fund counsel, the reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized to the funds or their shareholders.

Class A's acquisition of Fidelity Advisor Short-Intermediate Class A was accomplished by an exchange of 52,123 shares of Class A for the 54,832 shares then outstanding of Fidelity Advisor Short-Intermediate Class A (each valued at $10.12). Class T's acquisition of Fidelity Advisor Short-Intermediate Class T was accomplished by an exchange of 1,639,675 shares of Class T for the 1,722,226 shares then outstanding of Fidelity Advisor Short-Intermediate Class T (each valued at $10.13). Institutional Class' acquisition of Fidelity Advisor Short-Intermediate Institutional Class was accomplished by an exchange of 41,426 shares of Institutional Class for the 43,512 shares then outstanding of Fidelity Advisor Short-Intermediate Institutional Class (each valued at $10.13).

Fidelity Advisor Short-Intermediate Municipal Income Fund's net assets, including $276,190 of unrealized appreciation, were combined with the fund for total net assets after the acquisition of $77,174,506.

9. PROPOSED REORGANIZATION

The Board of Trustees of Fidelity Advisor Intermediate Municipal Income Fund (the fund) has approved an Agreement and Plan of Reorganization ("Agreement") between the fund and Fidelity Advisor Municipal Income Fund ("Reorganization"). The Agreement provides for the transfer of all of the assets of the fund to Fidelity Advisor Municipal Income Fund in exchange solely for the number of shares of Class A, Class T, Class B, Class C and Institutional Class of Fidelity Advisor Municipal Income Fund having the same relative net asset value as the outstanding shares of Class A, Class T, Class B, Class C and Institutional Class of the fund as of the close of business of the New York Stock Exchange on the day that the Reorganization is effective and the assumption by Fidelity Advisor Municipal Income Fund of all of the liabilities of the fund. The Reorganization can be consummated only if, among other things, it is approved by the vote of a majority (as defined by the 1940 Act) of outstanding voting securities of the fund. A Special Meeting of Shareholders ("Meeting") of the fund will be held on April 19, 2000 to vote on the Agreement. A detailed description of the proposed transactions and voting information will be sent to shareholders of the fund in February, 2000. If the Agreement is approved at the Meeting, the Reorganization is expected to become effective on or about May 25, 2000.

Effective at the close of business on December 29, 1999, Class A, Class T, Class B, Class C and Institutional Class shares of Fidelity Advisor Intermediate Municipal Income Fund are no longer available for purchase or exchange to all accounts pending the proposed
Reorganization.

REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees of Fidelity Advisor Series II and the Shareholders of Fidelity Advisor Intermediate Municipal Income Fund (formerly a fund of Fidelity Advisor Series VI):

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Advisor Intermediate Municipal Income Fund (a fund of Fidelity Advisor Series II, formerly a fund of Fidelity Advisor Series
VI) at October 31, 1999, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Advisor Intermediate Municipal Income Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 1999 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

/s/PricewaterhouseCoopers LLP
PricewaterhouseCoopers LLP

Boston, Massachusetts
December 10, 1999

DISTRIBUTIONS


The Board of Trustees of Fidelity Advisor Intermediate Municipal Income Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:

        PAY DATE  RECORD DATE DIVIDENDS CAPITAL GAINS

Class A 12/7/1998 12/4/1998   $-        $.08
Class T 12/7/1998 12/4/1998   $-        $.08
Class B 12/7/1998 12/4/1998   $-        $.08
Class C 12/7/1998 12/4/1998   $-        $.08

The fund hereby designates 100% of the long-term capital gain dividends distributed during the fiscal year as 20%-rate capital gain dividends.

The fund will notify shareholders in January 2000 of amounts for use in preparing 1999 income tax returns.

During fiscal year ended 1999, 100% of the fund's income dividends was free from federal income tax, and 12.14% of the fund's income dividends was subject to the federal alternative minimum tax.





INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA

INVESTMENT SUB-ADVISER
Fidelity Investments Money
Management, Inc. (FIMM)
Merrimack, NH

OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Fred L. Henning, Jr., Vice President
Dwight D. Churchill, Vice President
Stanley N. Griffith, Assistant Vice President
Norman U. Lind, Vice President
Eric D. Roiter, Secretary
Richard A. Silver, Treasurer
Matthew N. Karstetter, Deputy Treasurer
John H. Costello, Assistant Treasurer
Thomas J. Simpson, Assistant Treasurer

BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *

ADVISORY BOARD
J. Gary Burkhead
Abigail P. Johnson
Ned C. Lautenbach

GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA

TRANSFER AND SHAREHOLDER
SERVICING AGENTS
Citibank, N.A.
New York ,NY
Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

CUSTODIAN
Citibank, N.A.
New York ,NY

FOCUS FUNDS
Fidelity Advisor Consumer
Industries Fund
Fidelity Advisor Cyclical
Industries Fund
Fidelity Advisor Financial
Services Fund
Fidelity Advisor Health Care Fund
Fidelity Advisor Natural
Resources Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Utilities Growth Fund

GROWTH FUNDS
Fidelity Advisor Latin America Fund
Fidelity Advisor Emerging Asia Fund
Fidelity Advisor Japan Fund
Fidelity Advisor Europe Capital Appreciation Fund
Fidelity Advisor International
Capital Appreciation Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Diversified International Fund
Fidelity Advisor Global Equity Fund
Fidelity Advisor TechnoQuant(registered trademark)
Growth Fund
Fidelity Advisor Small Cap Fund
Fidelity Advisor Value Strategies Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Retirement Growth Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Large Cap Fund
Fidelity Advisor Dividend Growth Fund
Fidelity Advisor Growth
Opportunities Fund

GROWTH AND INCOME FUNDS
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund

TAXABLE INCOME FUNDS
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor High Yield Fund
Fidelity Advisor High Income Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Mortgage
Securities Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor Short Fixed-Income Fund

MUNICIPAL FUNDS
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Intermediate Municipal Income Fund

MONEY MARKET FUNDS
Prime Fund
Treasury Fund
Tax-Exempt Fund

(registered trademark)



FIDELITY(REGISTERED TRADEMARK) ADVISOR
INTERMEDIATE MUNICIPAL INCOME FUND - INSTITUTIONAL CLASS

ANNUAL REPORT
OCTOBER 31, 1999

(2_FIDELITY_LOGOS)(registered trademark)

CONTENTS


PRESIDENT'S MESSAGE    3   Ned Johnson on investing
                           strategies.

PERFORMANCE            4   How the fund has done over
                           time.

FUND TALK              7   The manager's review of fund
                           performance, strategy and
                           outlook.

INVESTMENT CHANGES     10  A summary of major shifts in
                           the fund's investments over
                           the past six months.

INVESTMENTS            11  A complete list of the fund's
                           investments with their
                           market values.

FINANCIAL STATEMENTS   19  Statements of assets and
                           liabilities, operations, and
                           changes in net assets,  as
                           well as financial highlights.

NOTES                  28  Notes to the financial
                           statements.

REPORT OF INDEPENDENT  37  The auditors' opinion.
ACCOUNTANTS

DISTRIBUTIONS          38


Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report is printed on recycled paper using soy-based inks.

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE
SUBMITTED FOR THE GENERAL INFORMATION
OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS
IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.

MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED
BY,
ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC,
FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT
INVESTED.

NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY ADVISOR FUND, INCLUDING CHARGES AND EXPENSES, CONTACT YOUR
INVESTMENT PROFESSIONAL FOR A FREE PROSPECTUS. READ IT CAREFULLY
BEFORE YOU INVEST OR SEND MONEY.

PRESIDENT'S MESSAGE


(PHOTO_OF_EDWARD_C_JOHNSON_3D)

DEAR SHAREHOLDER:

All major U.S. equity market indexes posted positive returns for the month of October, led by the technology-heavy NASDAQ Index, which climbed to a record high close during the month. Domestic bonds, however, turned in relatively flat performance, due in large part to lingering fears of a potential interest rate hike by the Federal Reserve Board, and its adoption of a tightening bias during the first week of the month.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.

An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.

If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

Remember to contact your investment professional if you need help with your investments.

Best regards,
Edward C. Johnson 3d

FIDELITY ADVISOR INTERMEDIATE MUNICIPAL INCOME FUND - INSTITUTIONAL
CLASS
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the class' income, as reflected in its yield, to measure performance. If Fidelity had not reimbursed certain class expenses, the total returns and dividends would have been lower.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED OCTOBER 31, 1999     PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY ADV INT MUNICIPAL         -0.92%       33.38%        77.46%
INCOME - INST CL

LB 1-17 Year Municipal Bond        -0.07%       37.20%        n/a

Intermediate Municipal Debt        -1.47%       30.78%        80.53%
Funds Average

CUMULATIVE TOTAL RETURNS show Institutional Class' performance in percentage terms over a set period - in this case, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Institutional Class' returns to those of the Lehman Brothers 1-17 Year Municipal Bond Index - a market value-weighted index of investment-grade municipal bonds with maturities between one and 17 years. To measure how Institutional Class' performance stacked up against its peers, you can compare it to the intermediate municipal debt funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past one year average represents a peer group of 132 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED OCTOBER 31, 1999   PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY ADV INT MUNICIPAL       -0.92%       5.93%         5.90%
INCOME - INST CL

LB 1-17 Year Municipal Bond      -0.07%       6.53%         n/a

Intermediate Municipal Debt      -1.47%       5.51%         6.08%
Funds Average

AVERAGE ANNUAL TOTAL RETURNS take Institutional Class' cumulative return and show you what would have happened if Institutional Class had performed at a constant rate each year.

$10,000 OVER 10 YEARS
             FA Int Muni Inc -CL I       LB Municipal Bond
             00089                       LB015
  1989/10/31      10000.00                    10000.00
  1989/11/30      10109.41                    10175.00
  1989/12/31      10200.54                    10258.23
  1990/01/31      10167.26                    10209.71
  1990/02/28      10257.55                    10300.58
  1990/03/31      10275.02                    10303.67
  1990/04/30      10169.36                    10229.07
  1990/05/31      10354.77                    10452.37
  1990/06/30      10440.50                    10544.24
  1990/07/31      10566.50                    10699.25
  1990/08/31      10505.06                    10543.89
  1990/09/30      10533.20                    10549.90
  1990/10/31      10650.99                    10741.28
  1990/11/30      10820.93                    10957.28
  1990/12/31      10850.13                    11004.95
  1991/01/31      10971.29                    11152.64
  1991/02/28      11071.17                    11249.66
  1991/03/31      11078.61                    11253.71
  1991/04/30      11179.04                    11403.39
  1991/05/31      11268.60                    11504.76
  1991/06/30      11275.44                    11493.37
  1991/07/31      11388.38                    11633.36
  1991/08/31      11479.38                    11786.57
  1991/09/30      11549.74                    11940.04
  1991/10/31      11673.77                    12047.50
  1991/11/30      11703.19                    12081.11
  1991/12/31      11896.58                    12340.37
  1992/01/31      11979.68                    12368.51
  1992/02/29      11993.42                    12372.46
  1992/03/31      11947.57                    12377.04
  1992/04/30      12031.13                    12487.20
  1992/05/31      12163.09                    12634.17
  1992/06/30      12322.72                    12846.17
  1992/07/31      12588.11                    13231.30
  1992/08/31      12495.04                    13102.30
  1992/09/30      12611.74                    13187.98
  1992/10/31      12525.61                    13058.35
  1992/11/30      12757.10                    13292.22
  1992/12/31      12762.90                    13427.94
  1993/01/31      12923.60                    13584.10
  1993/02/28      13272.27                    14075.44
  1993/03/31      13143.47                    13926.66
  1993/04/30      13238.39                    14067.18
  1993/05/31      13296.72                    14146.24
  1993/06/30      13440.07                    14382.34
  1993/07/31      13471.34                    14401.18
  1993/08/31      13709.83                    14701.01
  1993/09/30      13855.03                    14868.46
  1993/10/31      13884.33                    14897.15
  1993/11/30      13779.35                    14765.91
  1993/12/31      14031.13                    15077.62
  1994/01/31      14164.45                    15249.80
  1994/02/28      13800.76                    14854.83
  1994/03/31      13264.78                    14249.95
  1994/04/30      13384.95                    14370.79
  1994/05/31      13507.60                    14495.38
  1994/06/30      13413.40                    14406.81
  1994/07/31      13603.21                    14670.89
  1994/08/31      13657.48                    14721.65
  1994/09/30      13493.74                    14505.54
  1994/10/31      13304.90                    14247.92
  1994/11/30      13030.65                    13990.32
  1994/12/31      13269.12                    14298.24
  1995/01/31      13591.57                    14706.89
  1995/02/28      13939.09                    15134.56
  1995/03/31      14094.63                    15308.46
  1995/04/30      14093.65                    15326.52
  1995/05/31      14418.66                    15815.59
  1995/06/30      14344.17                    15678.00
  1995/07/31      14454.81                    15826.63
  1995/08/31      14638.96                    16027.31
  1995/09/30      14735.89                    16128.76
  1995/10/31      14896.28                    16363.27
  1995/11/30      15042.28                    16634.74
  1995/12/31      15176.09                    16794.60
  1996/01/31      15280.95                    16921.40
  1996/02/29      15234.51                    16807.18
  1996/03/31      15087.81                    16592.38
  1996/04/30      15043.09                    16545.43
  1996/05/31      15029.73                    16538.81
  1996/06/30      15163.76                    16718.92
  1996/07/31      15285.12                    16871.06
  1996/08/31      15287.00                    16867.01
  1996/09/30      15438.23                    17103.15
  1996/10/31      15591.09                    17296.58
  1996/11/30      15847.95                    17613.11
  1996/12/31      15806.02                    17539.14
  1997/01/31      15838.31                    17572.28
  1997/02/28      15972.19                    17733.60
  1997/03/31      15786.76                    17497.21
  1997/04/30      15908.69                    17643.66
  1997/05/31      16095.23                    17909.02
  1997/06/30      16249.64                    18099.75
  1997/07/31      16656.44                    18601.12
  1997/08/31      16515.03                    18426.82
  1997/09/30      16702.54                    18645.55
  1997/10/31      16782.23                    18765.44
  1997/11/30      16874.81                    18875.78
  1997/12/31      17082.16                    19151.18
  1998/01/31      17225.79                    19348.82
  1998/02/28      17218.79                    19354.62
  1998/03/31      17234.15                    19371.66
  1998/04/30      17167.78                    19284.29
  1998/05/31      17395.21                    19589.56
  1998/06/30      17457.90                    19666.74
  1998/07/31      17474.44                    19716.11
  1998/08/31      17719.59                    20020.72
  1998/09/30      17913.90                    20270.18
  1998/10/31      17910.89                    20269.77
  1998/11/30      17955.29                    20340.92
  1998/12/31      17985.85                    20392.18
  1999/01/31      18202.85                    20634.64
  1999/02/28      18108.90                    20544.47
  1999/03/31      18107.26                    20573.03
  1999/04/30      18154.11                    20624.25
  1999/05/31      18063.85                    20504.84
  1999/06/30      17799.98                    20209.57
  1999/07/31      17881.15                    20283.13
  1999/08/31      17807.17                    20120.87
  1999/09/30      17853.45                    20129.12
  1999/10/29      17746.12                    19910.92
IMATRL PRASUN   SHR__CHT 19991031 19991115 090457 R00000000000123

$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Intermediate Municipal Income Fund - Institutional Class on October 31, 1989. As the chart shows, by October 31, 1999, the value of the investment would have grown to $17,746 - a 77.46% increase on the initial investment. For comparison, look at how the Lehman Brothers Municipal Bond Index - a market value-weighted index of investment-grade municipal bonds with maturities of one year or more - did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $19,911 - a 99.11% increase.

(checkmark)UNDERSTANDING
PERFORMANCE

How a fund did yesterday is
no guarantee of how it will
do tomorrow. Bond prices,
for example, generally move in
the opposite direction of
interest rates. In turn, the
share price, return and yield
of a fund that invests in bonds
will vary. That means if you
sell your shares during a
market downturn, you might
lose money. But if you can ride
out the market's ups and
downs, you may have a gain.

TOTAL RETURN COMPONENTS

                  YEARS ENDED OCTOBER 31,

                  1999             1998   1997   1996    1995

Dividend returns  4.13%            4.55%  4.81%  4.85%   5.22%

Capital returns   -5.05%           2.18%  2.83%  -0.19%   6.74%

Total returns     -0.92%           6.73%  7.64%  4.66%   11.96%

TOTAL RETURN COMPONENTS include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the class. A capital return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains, if any, paid by the class are reinvested.

DIVIDENDS AND YIELD

PERIODS ENDED OCTOBER 31, 1999   PAST 1 MONTH  PAST 6 MONTHS  PAST 1 YEAR

Dividends per share              3.84(cents)   22.30(cents)   44.76(cents)

Annualized dividend rate         4.45%         4.28%          4.26%

30-day annualized yield          4.50%         -              -

30-day annualized                7.03%         -              -
tax-equivalent yield

DIVIDENDS per share show the income paid by the class for a set period. If you annualize this number, based on an average share price of $10.17 over the past one month, $10.33 over the past six months and $10.50 over the past one year, you can compare the class' income over these three periods. The 30-day annualized YIELD is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period.

It also helps you compare funds from different companies on an equal basis. The tax equivalent yield shows what you would have to earn on a taxable investment to equal the class' tax-free yield, if you're in the 36% federal tax bracket, but does not reflect payment of the federal alternative minimum tax, if applicable. If Fidelity had not reimbursed certain class expenses, the yield and tax equivalent yield would have been 4.41% and 6.89%, respectively.

FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP

Despite a municipal bond market
rally late in the period spurred by
attractively priced issues and yields
higher than they've been since
1997, munis produced lackluster
results during the 12-month period
ending October 31, 1999.
Following the global financial crisis
in the fall of 1998 and interest rate
jitters through most of 1999, the
Lehman Brothers Municipal Bond
Index - an index of approximately
50,000 investment-grade, fixed-rate,
tax-
exempt bonds - declined 1.77%
during the period. In comparison,
the Lehman Brothers Aggregate
Bond Index - a broad measure of
the taxable bond market - posted a
marginally positive return of
0.53%. In general, the negative
environment of increasing interest
rates and investors' persistent
concerns about inflation hit the
Lehman Brothers Long-Term
Government Bond Index the hardest,
as it fell 6.10% during the period.
While the supply of municipals was
relatively light during the period -
particularly compared to 1998's
near-record levels of issuance -
demand was similarly muted,
especially among institutional
investors. Muni bonds came under
further downward pressure in the
second half of the period following
two interest-rate hikes by the
Federal Reserve Board and
widespread belief among investors
that there would be a third hike in
November.

(photograph of Norm Lind)

An interview with Norm Lind, Portfolio Manager of Fidelity Advisor Intermediate Municipal Income Fund

Q. HOW DID THE FUND PERFORM, NORM?

A. For the 12-month period ended October 31, 1999, the fund's Institutional Class shares had a total return of -0.92%. To get a sense of how the fund did relative to its competitors, the intermediate municipal debt funds average returned -1.47% for the same 12-month period, according to Lipper Inc. Additionally, the Lehman Brothers 1-17 Year Municipal Bond Index, which tracks the types of securities in which the fund invests, returned -0.07% for the same 12-month period.

Q. RISING INTEREST RATES MADE THE PAST YEAR PRETTY DIFFICULT FOR ALL BONDS, INCLUDING MUNICIPAL BONDS. WERE THERE ANY TYPES OF MUNICIPALS THAT HELD UP WELL AGAINST THE UNFAVORABLE BACKDROP?

A. Yes, the fund benefited from its relatively large position in premium coupon bonds, which pay interest rates above prevailing markets rates and trade at prices that are above their face - or par - value. The primary reason why I favored them is because their premium gives them DE MINIMIS protection. This protects the bonds' gains from unfavorable tax treatment that can occur during particular market environments. In addition, individual investors tend to shy away from premiums, so I'm often able to purchase them at attractive prices compared to similarly rated, comparable maturity bonds with coupons at or below prevailing rates. Separately, the fund was helped by its emphasis on high-quality bonds, since certain lower-quality securities
- namely hospital and industrial development bonds - came under increased pressure as interest rates rose.

Q. WHICH BOND MATURITIES DID YOU EMPHASIZE DURING THE YEAR AND WHAT EFFECT DID YOUR CHOICES HAVE ON PERFORMANCE?

A. My "barbell" strategy had a mixed effect on performance. Throughout much of the past year, the fund benefited from its barbelled positioning, meaning it was heavily weighted toward short- and longer-term bonds, with a smaller weighting in intermediate-maturity securities. Early on, longer-term bond yields rose less in response to rising interest rates, and their prices - which move in the opposite direction of their yields - fell less. But from August through the end of October of this year, the reverse was true and the fund's barbell positioning detracted from its performance.

Q. HOW DID THAT BARBELL STRATEGY AFFECT THE FUND'S DURATION - WHICH MEASURES ITS INTEREST-RATE SENSITIVITY?

A. Since I offset the fund's longer-term holdings with shorter-term holdings, I kept the fund's duration in line with the intermediate municipal market as a whole, as measured by the Lehman Brothers 1-17 Year Municipal Bond Index. More recently, however, I sold some shorter- and longer-term holdings in favor of intermediate-term securities, which I viewed as being priced more attractively and offering the best potential for total return. At the end of the period, the fund's duration was five years, which remained in line with the Lehman Brothers index.

Q. WHAT'S AHEAD FOR THE MUNICIPAL MARKET?

A. The main factor affecting the future of municipals will probably be
- as it has been over the past year - the direction of interest rates. But since I don't spend time on interest-rate forecasting, I'll look for attractively priced bonds that I believe can perform well in relation to other bonds, no matter what the interest-rate backdrop. From a technical standpoint, the municipal market is in reasonably good shape. Rising interest rates have curtailed the supply of new issuance and refundings - or refinancings - of existing debt have slowed. Given that municipal bonds currently offer attractive values relative to U.S. Treasury securities, I think we could see better demand in the months to come.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER AND DO NOT NECESSARILY REPRESENT THE VIEWS OF FIDELITY OR ANY OTHER PERSON IN THE FIDELITY ORGANIZATION. ANY SUCH VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS AND FIDELITY DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR A FIDELITY FUND ARE BASED ON NUMEROUS FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY FIDELITY FUND.

(checkmark)FUND FACTS

GOAL: to provide high current
income exempt from federal
income tax by investing
normally in investment-grade
municipal debt securities

START DATE: September 19,
1985

SIZE: as of October 31,
1999, more than $71 million

MANAGER: Norm Lind, since
1998; joined Fidelity in
1986

NORM LIND ON SUPPLY AND
DEMAND CHARACTERISTICS OF THE
MUNICIPAL MARKET:

"After the direction of interest rates,
supply and demand are probably the
most important factors determining
municipal bond performance. As a
portfolio manager, I try to take
advantage of seasonal shifts, selling
bonds when supply is light and prices
are fairly advantageous, and buying
when supply is heavy and prices are
relatively cheap. For example,
municipal supply generally slows
down during the summer when
market participants - such as
investment bankers, dealers,
investors and others - go on
vacation, although supply generally
picks up again in the remaining
months of the year. What's more
interesting, in my view, are demand
patterns. With the help of Fidelity's
research team, I look for
opportunities to exploit changes in
investor activity, buying after certain
types of investors have unloaded
municipal bonds and prices are
attractive, and selling when there is
strong demand."

NOTE TO SHAREHOLDERS:
On October 14, 1999, the Board of
Trustees of Fidelity Advisor
Intermediate Municipal Income
Fund voted to present a proposal to
shareholders to merge the fund into
Fidelity Advisor Municipal Income
Fund. A shareholder meeting is
scheduled for April 19, 2000. As of
December 29, 1999, the fund will be
closed to new investments in
anticipation of the proposed
merger. On or about February 23,
2000, shareholders will be sent
proxy materials asking them to vote
on this proposal.

INVESTMENT CHANGES



TOP FIVE STATES AS OF OCTOBER
31, 1999

                               % OF FUND'S NET ASSETS  % OF FUND'S NET ASSETS 6
                                                       MONTHS AGO

Texas                           15.4                    11.4

Washington                      10.4                    7.6

California                      10.0                    12.7

New York                        8.4                     8.8

North Carolina                  4.9                     4.7

TOP FIVE SECTORS AS OF
OCTOBER 31, 1999

                               % OF FUND'S NET ASSETS  % OF FUND'S NET ASSETS 6
                                                       MONTHS AGO

General Obligations             27.1                    25.3

Education                       22.6                    21.8

Electric Utilities              19.9                    18.2

Health Care                     13.5                    14.3

Transportation                  4.4                     4.2

AVERAGE YEARS TO MATURITY AS
OF OCTOBER 31, 1999

                                                        6 MONTHS AGO

Years                           7.2                     7.6


AVERAGE YEARS TO MATURITY IS BASED ON THE AVERAGE TIME REMAINING UNTIL PRINCIPAL PAYMENTS ARE EXPECTED FROM EACH OF THE FUND'S BONDS,
WEIGHTED BY DOLLAR AMOUNT.

DURATION AS OF OCTOBER 31, 1999

                                        6 MONTHS AGO

Years                             5.0   5.2

DURATION SHOWS HOW MUCH A BOND FUND'S PRICE FLUCTUATES WITH CHANGES IN COMPARABLE INTEREST RATES. IF RATES RISE 1%, FOR EXAMPLE, A FUND WITH A FIVE-YEAR DURATION IS LIKELY TO LOSE ABOUT 5% OF ITS VALUE. OTHER FACTORS ALSO CAN INFLUENCE A BOND FUND'S PERFORMANCE AND SHARE PRICE. ACCORDINGLY, A BOND FUND'S ACTUAL PERFORMANCE MAY DIFFER FROM THIS EXAMPLE.

QUALITY DIVERSIFICATION
(MOODY'S RATINGS)


AS OF OCTOBER 31, 1999                                 AS OF APRIL 30, 1999

Aaa                      53.5%                         Aaa                             48.3%

Aa, A                    34.2%                         Aa, A                           38.3%

Baa                      10.8%                         Baa                             11.0%

Short-term  Investments   1.5%                         Short-term  Investments          2.4%

Row: 1, Col: 1, Value: 53.5                            Row: 1, Col: 1, Value: 48.3
Row: 1, Col: 2, Value: 0.0                             Row: 1, Col: 2, Value: 0.0
Row: 1, Col: 3, Value: 34.2                            Row: 1, Col: 3, Value: 38.3
Row: 1, Col: 4, Value: 0.0                             Row: 1, Col: 4, Value: 0.0
Row: 1, Col: 5, Value: 10.8                            Row: 1, Col: 5, Value: 11.0
Row: 1, Col: 6, Value: 0.0                             Row: 1, Col: 6, Value: 0.0
Row: 1, Col: 7, Value: 0.0                             Row: 1, Col: 7, Value: 0.0
Row: 1, Col: 8, Value: 1.5                             Row: 1, Col: 8, Value: 2.4



WHERE MOODY'S RATINGS ARE NOT AVAILABLE, WE HAVE USED S&P(registered trademark) RATINGS. AMOUNTS SHOWN ARE AS A PERCENTAGE OF THE FUND'S INVESTMENTS.

INVESTMENTS OCTOBER 31, 1999

Showing Percentage of Net Assets



MUNICIPAL BONDS - 98.9%

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT               VALUE (NOTE 1)

ALASKA - 0.4%

Alaska Student Ln. Corp.          Aaa       $ 300,000                      $ 301,773
Student Ln. Rev. Series A,
5% 7/1/03 (AMBAC Insured) (e)

ARIZONA - 1.4%

Maricopa County Cmnty.            Aa1        1,000,000                      1,001,800
College District Series B,
5.25% 7/1/10

ARKANSAS - 1.2%

Arkansas Gen. Oblig. (Cap.        Aa3        1,000,000                      892,970
Appreciation) (College
Savings Proj.) Series A, 0%
6/1/02

CALIFORNIA - 10.0%

California Ed. Facilities         AAA        225,000                        217,310
Auth. Rev. Rfdg. (Chapman
Univ.) 5.375% 10/1/16 (AMBAC
Insured)

California Health Facilities      A+         2,275,000                      2,282,189
Fin. Auth. Rev. (Casa de Las
Campanas) Series A, 5.375%
8/1/09

California Hsg. Fin. Agcy.        Aaa        1,000,000                      1,000,560
Rev. (Home Mtg.) Series R,
5.35% 8/1/07 (MBIA Insured)
(e)

California Poll. Cont. Fing.      Baa2       500,000                        512,615
Auth. Resource Recovery Rev.
(Waste Mgmt., Inc.) Series
A, 7.15% 2/1/11 (e)

Los Angeles County Ctfs. of       A3         970,000                        759,432
Prtn. (Disney Parking Proj.)
0% 9/1/04

Sacramento Muni. Util.            Aaa        1,000,000                      1,031,370
District Elec. Rev. 5.45%
11/15/08 (FGIC Insured)

Sacramento Pwr. Auth.
Cogeneration Proj. Rev.:

6% 7/1/02                         BBB-       1,000,000                      1,037,920

6.5% 7/1/08                       BBB-       300,000                        321,714

                                                                            7,163,110

COLORADO - 1.3%

Arapaho County Cap. Impt.         Aaa        3,620,000                      562,512
Trust Fund Hwy. Rev. (Cap.
Appreciation) Series C, 0%
8/31/26 (Pre-Refunded to
8/31/05 @ 20.8626) (f)

Colorado Health Facilities        Baa2       400,000                        385,116
Auth. Rev. Rfdg. (Rocky
Mountain Adventist) 6.25%
2/1/04

                                                                            947,628

DISTRICT OF COLUMBIA - 0.7%

District of Columbia Redev.       Baa        500,000                        504,035
Land Agcy. Washington D.C.
Sports Arena Spl. Tax Rev.
5.4% 11/1/00

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT               VALUE (NOTE 1)

FLORIDA - 2.1%

Broward County Resource           A3        $ 460,000                      $ 474,798
Recovery Rev. (SES Broward
Co. LP South Proj.) 7.95%
12/1/08

Dade County Aviation Rev.         Aaa        500,000                        507,690
Rfdg.  (Miami Int'l Arpt.)
Series A,  5.25% 10/1/01
(FSA Insured) (e)

Jacksonville Port Auth. Rev.      Aaa        500,000                        511,710
Rfdg. 5.75% 11/1/09 (MBIA
Insured) (e)

                                                                            1,494,198

GEORGIA - 0.4%

Atlanta Wtr. & Wastewtr. Rev.     Aaa        100,000                        101,026
Rfdg. Series A, 5.5% 11/1/10
(FGIC Insured)

Georgia Gen. Oblig. Series B,     Aaa        150,000                        156,903
5.75% 8/1/10

                                                                            257,929

ILLINOIS - 2.2%

Chicago Midway Arpt. Rev.         Aaa        300,000                        312,039
Series B, 6% 1/1/09 (MBIA
Insured) (e)

Metro. Pier & Exposition
Auth. Dedicated Tax Rev.
(Cap. Appreciation):

Series A:

0% 6/15/09 (FGIC Insured)         Aaa        435,000                        258,342

0% 6/15/09 (FGIC Insured)         Aaa        65,000                         38,793
(Escrowed to Maturity) (f)

0% 6/15/00 (AMBAC Insured)        Aaa        1,000,000                      976,400

                                                                            1,585,574

IOWA - 2.1%

Iowa Student Ln. Liquidity        Aa1        1,500,000                      1,532,925
Corp. Student Ln. Rev.
Series A, 6.35% 3/1/01

KANSAS - 4.3%

Kansas Dev. Fin. Auth. Rev.:

(Sisters of Charity -             Aaa        1,385,000                      1,383,213
Leavenworth Health  Svc.
Co.) 5.25% 12/1/09 (MBIA
Insured)

(Sisters of Charity               Aaa        1,750,000                      1,723,138
Leavenworth Health  Svc.
Co.) 5.25% 12/1/11 (MBIA
Insured)

                                                                            3,106,351

LOUISIANA - 2.6%

Louisiana Pub. Facilities         Aaa        1,825,000                      1,862,759
Auth. Rev. Rfdg. (Student
Ln.) Series A1, 6.2% 3/1/01

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT               VALUE (NOTE 1)

MAINE - 1.4%

Maine Edl. Ln. Marketing          Aaa       $ 1,000,000                    $ 1,000,000
Corp. Student Ln. Rev.
Series A 4, 5.45% 11/1/99 (e)

MASSACHUSETTS - 4.5%

Boston Gen. Oblig. Rev.           Aaa        250,000                        260,140
(Boston City Hosp.) Series
A, 7.625% 2/15/21
(Pre-Refunded to 8/15/00 @
101.66) (f)

Massachusetts Gen. Oblig.         Aa3        250,000                        251,588
Rfdg. Series A,  5.5% 2/1/11

Massachusetts Health & Edl.       Aaa        700,000                        695,226
Facilities Auth. Rev. Rfdg.
(Fairview Extended Care)
Series B, 4.55% 1/1/21 (MBIA
Insured)

Massachusetts Ind. Fin. Agcy.     A1         1,600,000                      1,407,344
Rev. (Cap. Appreciation)
(Massachusetts Biomedical)
Series A 1, 0% 8/1/02

Massachusetts Tpk. Auth.          Aaa        550,000                        551,227
Western Tpk. Rev. Series A,
5.55% 1/1/17 (MBIA Insured)

Massachusetts Wtr. Poll.          Aa1        100,000                        95,035
Abatement Trust Rev. (MWRA
Ln. Prog.) Series A, 5.25%
8/1/14

                                                                            3,260,560

MICHIGAN - 2.6%

Michigan Hosp. Fin. Auth.
Rev. Rfdg.:

(McLaren Health Care Corp.)       A1         2,000,000                      1,661,980
Series A,  5% 6/1/19

(Mercy Health Svcs.) Series       Aa3        200,000                        205,568
S, 5.75% 8/15/05

                                                                            1,867,548

MINNESOTA - 0.5%

Minneapolis Gen. Oblig. (Cap.     Aaa        200,000                        174,506
Appreciation) Series B, 0%
12/1/02

Minnesota Higher Ed.              Aa3        200,000                        200,558
Facilities Auth. Rev.
(MacAlester College) Series
4 C, 5.5% 3/1/12

                                                                            375,064

MONTANA - 1.7%

Montana Higher Ed. Student        A          1,210,000                      1,212,069
Assistance Corp. Student Ln.
Rev. Series B, 6.6% 12/1/99
(e)

NEVADA - 0.8%

Clark County School District      Aaa        500,000                        539,915
Series A, 9.75% 6/1/01 (MBIA
Insured)

NEW JERSEY - 0.7%

New Jersey Gen. Oblig. Series     Aa1        500,000                        511,065
F, 5.5% 8/1/11

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT               VALUE (NOTE 1)

NEW MEXICO - 4.5%

Albuquerque Arpt. Rev. Rfdg.:

6.25% 7/1/00 (AMBAC Insured)      Aaa       $ 250,000                      $ 253,765
(e)

6.75% 7/1/09 (AMBAC Insured)      Aaa        450,000                        498,236
(e)

New Mexico Edl. Assistance        Aaa        1,900,000                      1,955,043
Foundation Student Ln. Rev.
Series IV A2, 6.65% 3/1/07

Rio Rancho Wtr. & Wastewtr.       Aaa        500,000                        565,810
Sys. Rev. Series A, 8%
5/15/04 (FSA Insured)

                                                                            3,272,854

NEW YORK - 8.4%

Buffalo Gen. Oblig. Rfdg.         Aaa        1,025,000                      985,189
Series C, 5.25% 12/1/13
(FGIC Insured)

New York City Gen. Oblig.         A3         1,000,000                      984,270
Series H, 5.5% 8/1/12

New York State Dorm. Auth.
Rev.:

(City Univ. Sys.                  Baa1       500,000                        501,210
Consolidated) Series A,
5.75% 7/1/13

(City Univ. Sys.) Series C,       Baa1       500,000                        562,470
7.5% 7/1/10

Rfdg. (State Univ. Edl.           A3         500,000                        533,625
Facilities) Series A,  6.5%
5/15/04

New York State Envir.             Aa1        500,000                        430,240
Facilities Corp. Clean  Wtr.
& Drinking Rev. (Revolving
Funds)  Series F, 4.875%
6/15/18

New York State Local Govt.
Assistance Corp.:

(Cap. Appreciation) Series A,     A3         1,000,000                      645,970
0% 4/1/08

Rfdg. Series A, 5.5% 4/1/04       Aaa        100,000                        103,105
(AMBAC Insured)

New York State Thruway Auth.
Svc. Contract Rev. (Local
Hwy. & Bridge):

5.4% 4/1/03                       Baa1       250,000                        255,208

6% 4/1/03                         Baa1       200,000                        207,906

New York State Urban Dev.
Corp. Rev.:

(Sports Facilities Assistance     Aaa        500,000                        507,420
Prog.) Series A, 5.5% 4/1/10
(MBIA Insured)

Rfdg. (Correctional               Aaa        300,000                        308,313
Facilities) 5.625% 1/1/07
(AMBAC Insured)

                                                                            6,024,926

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT               VALUE (NOTE 1)

NORTH CAROLINA - 4.9%

North Carolina Eastern Muni.
Pwr. Agcy. Pwr. Sys. Rev.:

Rfdg.:

Series B, 6% 1/1/06               Baa3      $ 1,315,000                    $ 1,328,729

Series C, 5.5% 1/1/07             Baa1       700,000                        684,096

Series A, 5.625% 1/1/03           Baa3       500,000                        501,175

North Carolina Muni. Pwr.
Agcy. #1 Catawba Elec. Rev.
Rfdg.:

5.75% 1/1/02                      Baa1       750,000                        755,835

5.9% 1/1/03                       Baa1       250,000                        252,555

                                                                            3,522,390

OHIO - 1.1%

Ohio Bldg. Auth. (Adult           Aaa        500,000                        513,295
Correctional) Series A,
5.95% 10/1/14 (MBIA Insured)

Ohio Tpk. Commission Series       Aaa        250,000                        252,968
A, 5.6% 2/15/12 (MBIA
Insured)

                                                                            766,263

OREGON - 1.4%

Clackamas County School           Aaa        1,000,000                      971,280
District #12 5.25% 6/1/13
(FGIC Insured)

PENNSYLVANIA - 3.3%

Pennsylvania Higher Edl.          AA-        1,270,000                      1,335,380
Facilities Auth. College &
Univ. Rev. Rfdg. (RIDC
Reg'l. Growth- Carnegie
Mellon Univ. Proj.) 6%
11/1/04

Pennsylvania Hsg. Fin. Agcy.      Aa3        1,000,000                      1,033,670
Rfdg. (Residential Dev.
Section 8) Series A, 7%
7/1/01

                                                                            2,369,050

RHODE ISLAND - 1.4%

Rhode Island Student Ln.          A          1,000,000                      1,017,070
Auth. Student Ln. Rev. Rfdg.
Series A, 6.55% 12/1/00

SOUTH CAROLINA - 3.2%

South Carolina Ed. Assistance
Auth. Rev. Rfdg. (Guaranteed
Student Ln. Proj.):

Sr. Lien Series A2, 5.4%          AAA        1,250,000                      1,264,250
9/1/02

Sub Lien Series B, 5.7%           A          1,000,000                      1,018,500
9/1/05 (e)

                                                                            2,282,750

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT               VALUE (NOTE 1)

TENNESSEE - 0.5%

Memphis-Shelby County Arpt.       Aaa       $ 275,000                      $ 277,626
Auth. Arpt.  Rev. Rfdg.
Series A, 5.25% 2/15/01
(MBIA Insured) (e)

Tennessee Gen. Oblig. Rfdg.       Aaa        100,000                        106,641
Series A,  6% 5/1/07

                                                                            384,267

TEXAS - 15.4%

Austin Independent School         Aaa        500,000                        532,455
District 8.125% 8/1/01
(Escrowed to Maturity) (f)

Brazos Higher Ed. Auth., Inc.     Aaa        435,000                        447,084
Student Ln. Rev. Rfdg.
Series A 1, 6.05% 12/1/01 (e)

Deer Park Independent School      Aaa        200,000                        171,596
District Rfdg.  0% 2/15/03

Fort Bend Independent School      AAA        1,000,000                      1,000,470
District Rfdg. 5.375% 2/15/11

Harris County Gen. Oblig.         Aaa        3,000,000                      2,644,016
(Cap. Appreciation) (Toll
Road Proj.) Sub Lien Series
A, 0% 8/15/02 (MBIA Insured)

Hurst Euless Bedford              Aaa        1,000,000                      522,180
Independent School District
Rfdg. (Cap. Appreciation) 0%
8/15/11

Irving Independent School         Aaa        250,000                        247,213
District  (Cap.
Appreciation) 0% 2/15/00

Laredo Gen. Oblig. Rfdg.          Aaa        1,000,000                      960,120
5.125% 8/15/12 (FGIC Insured)

Northside Independent School      Aaa        500,000                        505,280
District (School Bldg.)
8.375% 2/1/00

San Antonio Gen. Oblig.           Aa2        1,255,000                      1,237,807
Series 2000,  5% 2/1/09 (b)

Texas Pub. Fin. Auth. Bldg.       Aaa        1,000,000                      1,071,800
Rev. Rfdg. (Texas Technical
College) 6.25% 8/1/09 (MBIA
Insured)

Univ. of Texas Permanent
Univ. Fund:

5% 7/1/10                         Aaa        250,000                        245,015

5.25% 7/1/06                      Aaa        1,495,000                      1,528,428

                                                                            11,113,464

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT               VALUE (NOTE 1)

UTAH - 3.5%

Intermountain Pwr. Agcy. Pwr.
Supply Rev.:

(Cap. Appreciation) Series A,     Aaa       $ 2,860,000                    $ 2,057,370
0% 7/1/06 (MBIA Insured)

Rfdg. (Cap. Appreciation)         Aaa        500,000                        487,360
Series B, 0% 7/1/00 (MBIA
Insured)

                                                                            2,544,730

WASHINGTON - 10.4%

Grant County Pub. Util.           Aaa        1,715,000                      1,602,770
District No. 2 (Priest
Rapids Hydro Elec. Proj.)
Second Series B, 5.375%
1/1/16 (MBIA Insured) (e)

King County Gen. Oblig.           Aa1        1,000,000                      1,013,100
Series B, 5.9% 12/1/14

Washington Pub. Pwr. Supply
Sys. Nuclear Proj. #2 Rev.:

Rfdg.:

Series A, 0% 7/1/06 (MBIA         Aaa        2,700,000                      1,927,152
Insured)

Series C, 7.5% 7/1/03             Aa1        525,000                        554,274
(Pre-Refunded to 1/1/01 @
102) (f)

5.4% 7/1/12                       Aa1        2,000,000                      1,907,300

Washington Pub. Pwr. Supply       Aa1        500,000                        496,215
Sys. Nuclear Proj. #3 Rev.
Rfdg. Series C, 5.1% 7/1/07

                                                                            7,500,811

TOTAL MUNICIPAL BONDS                                                       71,187,128
(Cost $72,033,544)


CASH EQUIVALENTS - 1.5%

                              SHARES

Municipal Central Cash Fund,   1,083,452                 1,083,452
3.56% (c)(d) (Cost
$1,083,452)

TOTAL INVESTMENT PORTFOLIO -                             72,270,580
100.4%  (Cost $73,116,996)

NET OTHER ASSETS - (0.4)%                                (320,581)

NET ASSETS - 100%                                      $ 71,949,999

LEGEND

(a) Standard & Poor's credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.

(b) Security purchased on a delayed delivery or when-issued basis.

(c) Information in this report regarding holdings by state and security types does not reflect the holdings of the Municipal Central Cash Fund. A listing of the Municipal Central Cash Fund's holdings as of its most recent fiscal period end is available upon request.

(d) The rate quoted is the annualized seven-day yield of the fund at period end.

(e) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

(f) Security collateralized by an amount sufficient to pay interest and principal.

OTHER INFORMATION

The composition of long-term debt holdings as a percentage of total value of investments in securities, is as follows (ratings are unaudited):

MOODY'S RATINGS            S&P RATINGS

Aaa, Aa, A        77.8%    AAA, AA, A    69.7%

Baa               8.9%     BBB           11.9%

Ba                0.0%     BB            0.0%

B                 0.0%     B             0.0%

Caa               0.0%     CCC           0.0%

Ca, C             0.0%     CC, C         0.0%

                           D             0.0%

The distribution of municipal securities by revenue source, as a percentage of net assets, is as follows:

General Obligations          27.1%

Education                    22.6

Electric Utilities           19.9

Health Care                  13.5

Others (individually less    17.3
than 5%)

Net Other Assets             (0.4)

                            100.0%

INCOME TAX INFORMATION

At October 31, 1999, the aggregate cost of investment securities for income tax purposes was $73,116,996. Net unrealized depreciation aggregated $846,416, of which $548,216 related to appreciated investment securities and $1,394,632 related to depreciated investment securities.

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
                                         OCTOBER 31, 1999

ASSETS

Investment in securities, at                 $ 72,270,580
value (cost $73,116,996) -
See accompanying schedule

Cash                                          34,990

Receivable for fund shares                    376,953
sold

Interest receivable                           1,035,548

Other receivables                             911

 TOTAL ASSETS                                 73,718,982

LIABILITIES

Payable for investments         $ 1,286,864
purchased on a  delayed
delivery basis

Payable for fund shares          280,543
redeemed

Distributions payable            124,885

Accrued management fee           10,539

Distribution fees payable        20,573

Other payables and accrued       45,579
expenses

 TOTAL LIABILITIES                            1,768,983

NET ASSETS                                   $ 71,949,999

Net Assets consist of:

Paid in capital                              $ 72,801,661

Accumulated undistributed net                 (5,246)
realized gain (loss) on
investments

Net unrealized appreciation                   (846,416)
(depreciation) on investments

NET ASSETS                                   $ 71,949,999

STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                         OCTOBER 31, 1999

CALCULATION OF MAXIMUM             $10.15
OFFERING PRICE CLASS A: NET
ASSET VALUE and redemption
price per share
($2,572,343 (divided by)
253,436 shares)

Maximum offering price per         $10.55
share (100/96.25 of $10.15)

CLASS T: NET ASSET VALUE and       $10.15
redemption price per share
($50,431,715 (divided by)
4,968,378 shares)

Maximum offering price per         $10.44
share (100/97.25 of $10.15)

CLASS B: NET ASSET VALUE and       $10.14
offering price per share
($10,387,389 (divided by)
1,024,065 shares) A

CLASS C: NET ASSET VALUE and       $10.15
offering price per share
($2,561,719 (divided by)
252,268 shares) A

INSTITUTIONAL CLASS: NET           $10.15
ASSET VALUE, offering price
and redemption price per
share ($5,996,833 (divided
by) 590,849 shares)

A REDEMPTION PRICE PER SHARE IS EQUAL TO NET ASSET VALUE LESS ANY
APPLICABLE CONTINGENT DEFERRED SALES CHARGE.

STATEMENT OF OPERATIONS

                             YEAR ENDED OCTOBER 31, 1999

INTEREST INCOME                              $ 3,879,149

EXPENSES

Management fee                 $ 293,995

Transfer agent fees             103,028

Distribution fees               255,689

Accounting fees and expenses    64,808

Non-interested trustees'        238
compensation

Custodian fees and expenses     5,121

Registration fees               95,132

Audit                           51,521

Legal                           11,903

Reports to shareholders         6,711

Miscellaneous                   133

 Total expenses before          888,279
reductions

 Expense reductions             (119,127)     769,152

NET INTEREST INCOME                           3,109,997

REALIZED AND UNREALIZED GAIN
(LOSS)
Net realized gain (loss) on:

 Investment securities          25,014

 Futures contracts              (46,201)      (21,187)

Change in net unrealized
appreciation (depreciation)
on:

 Investment securities          (3,986,395)

 Futures contracts              38,839        (3,947,556)

NET GAIN (LOSS)                               (3,968,743)

NET INCREASE (DECREASE) IN                   $ (858,746)
NET ASSETS RESULTING  FROM
OPERATIONS

STATEMENT OF CHANGES IN NET ASSETS

                                 YEAR ENDED OCTOBER 31, 1999  ELEVEN MONTHS ENDED OCTOBER  YEAR ENDED NOVEMBER 30, 1997
                                                              31, 1998

INCREASE (DECREASE) IN NET
ASSETS

Operations Net interest income   $ 3,109,997                  $ 2,576,544                  $ 2,794,353

 Net realized gain (loss)         (21,187)                     831,999                      875,029

 Change in net unrealized         (3,947,556)                  795,349                      192,183
appreciation   (depreciation)

 NET INCREASE (DECREASE) IN       (858,746)                    4,203,892                    3,861,565
NET ASSETS RESULTING FROM
OPERATIONS

Distributions to shareholders     (3,109,997)                  (2,576,544)                  (2,794,353)
From net interest income

 From net realized gain           (587,640)                    (172,795)                    (6,721)

 TOTAL DISTRIBUTIONS              (3,697,637)                  (2,749,339)                  (2,801,074)

Share transactions - net          (3,244,402)                  14,997,838                   (8,495,226)
increase (decrease)

  TOTAL INCREASE (DECREASE)       (7,800,785)                  16,452,391                   (7,434,735)
IN NET ASSETS

NET ASSETS

 Beginning of period              79,750,784                   63,298,393                   70,733,128

 End of period                   $ 71,949,999                 $ 79,750,784                 $ 63,298,393


FINANCIAL HIGHLIGHTS - CLASS A

YEARS ENDED OCTOBER 31,          1999      1998 H      1997 G    1996 D

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 10.770  $ 10.600    $ 10.410  $ 10.160
period

Income from Investment
Operations

Net interest income               .431      .411        .459      .113

Net realized and unrealized       (.540)    .200        .191      .250
gain (loss)

Total from investment             (.109)    .611        .650      .363
operations

Less Distributions

From net interest income          (.431)    (.411)      (.459)    (.113)

From net realized gain            (.080)    (.030)      (.001)    -

Total distributions               (.511)    (.441)      (.460)    (.113)

Net asset value, end of period   $ 10.150  $ 10.770    $ 10.600  $ 10.410

TOTAL RETURN B, C                 (1.07)%   5.89%       6.42%     3.59%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 2,572   $ 1,082     $ 442     $ 103
(000 omitted)

Ratio of expenses to average      .85% E    .90% A, E   .90% E    .90% A, E
net assets

Ratio of net interest income      4.17%     4.19% A     4.37%     4.60% A
to average  net assets

Portfolio turnover rate           19%       26% A, F    18%       35%

A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF CLASS A SHARES) TO NOVEMBER 30, 1996
E FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
F THE PORTFOLIO TURNOVER RATE DOES NOT INCLUDE THE ASSETS ACQUIRED IN
THE MERGER.
G YEAR ENDED NOVEMBER 30
H ELEVEN MONTHS ENDED OCTOBER 31

FINANCIAL HIGHLIGHTS - CLASS T

YEARS ENDED OCTOBER 31,        1999      1998 F      1997 G    1996 G    1995 G    1994 G

SELECTED PER-SHARE DATA

Net asset value, beginning of  $ 10.770  $ 10.590    $ 10.410  $ 10.380  $ 9.400   $ 10.460
period

Income from Invest- ment
Operations

Net interest  income            .427      .407        .449      .461      .451      .455

Net realized  and unrealized    (.540)    .210        .181      .030      .980      (1.040)
gain (loss)

Total from investment           (.113)    .617        .630      .491      1.431     (.585)
operations

Less Distributions

From net interest  income       (.427)    (.407)      (.449)    (.461)    (.451)    (.455)

From net  realized gain         (.080)    (.030)      (.001)    -         -         -

In excess of net  realized      -         -           -         -         -         (.020)
gain

Total distributions             (.507)    (.437)      (.450)    (.461)    (.451)    (.475)

Net asset value,  end of       $ 10.150  $ 10.770    $ 10.590  $ 10.410  $ 10.380  $ 9.400
period

TOTAL RETURN B, C               (1.11)%   5.94%       6.21%     4.89%     15.49%    (5.78)%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end  of period     $ 50,432  $ 60,070    $ 48,830  $ 56,729  $ 62,852  $ 57,382
(000 omitted)

Ratio of expenses to average    .90% D    .95% A, D   1.00% D   1.00% D   .94% D    .90% D
net assets

Ratio of net interest income    4.12%     4.15% A     4.32%     4.42%     4.56%     4.49%
to aver- age net assets

Portfolio turnover rate         19%       26% A, E    18%       35%       53%       53%


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
E THE PORTFOLIO TURNOVER RATE DOES NOT INCLUDE THE ASSETS ACQUIRED IN
THE MERGER.
F ELEVEN MONTHS ENDED OCTOBER 31
G YEAR ENDED NOVEMBER 30

FINANCIAL HIGHLIGHTS - CLASS B

YEARS ENDED OCTOBER 31,        1999      1998 G       1997 H    1996 H    1995 H    1994 D

SELECTED PER-SHARE DATA

Net asset value, beginning of  $ 10.760  $ 10.590     $ 10.410  $ 10.380  $ 9.400   $ 9.890
period

Income from Investment
Operations

Net interest income             .353      .339         .382      .394      .373      .155

Net realized and  unrealized    (.540)    .200         .181      .030      .980      (.490)
gain (loss)

Total from investment           (.187)    .539         .563      .424      1.353     (.335)
operations

Less Distributions

From net  interest income       (.353)    (.339)       (.382)    (.394)    (.373)    (.155)

From net  realized gain         (.080)    (.030)       (.001)    -         -         -

Total distributions             (.433)    (.369)       (.383)    (.394)    (.373)    (.155)

Net asset value,  end of       $ 10.140  $ 10.760     $ 10.590  $ 10.410  $ 10.380  $ 9.400
period

TOTAL RETURN B, C               (1.81)%   5.17%        5.54%     4.21%     14.60%    (3.44)%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end  of period     $ 10,387  $ 11,134     $ 7,917   $ 7,445   $ 6,226   $ 1,682
(000 omitted)

Ratio of expenses to average    1.60% E   1.65% A, E   1.65% E   1.66% E   1.68% E   1.65% A, E
net assets

Ratio of net interest income    3.43%     3.45% A      3.67%     3.76%     3.71%     3.74% A
to average  net assets

Portfolio turnover rate         19%       26% A, F     18%       35%       53%       53%


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D FOR THE PERIOD JUNE 30, 1994 (COMMENCEMENT OF SALE OF CLASS B SHARES) TO NOVEMBER 30, 1994.
E FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
F THE PORTFOLIO TURNOVER RATE DOES NOT INCLUDE THE ASSETS ACQUIRED IN
THE MERGER.
G ELEVEN MONTHS ENDED OCTOBER 31
H YEAR ENDED NOVEMBER 30

FINANCIAL HIGHLIGHTS - CLASS C

YEARS ENDED OCTOBER 31,          1999      1998 G       1997 D

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 10.770  $ 10.590     $ 10.550
period

Income from Investment
Operations

Net interest income               .342      .328         .027

Net realized and unrealized       (.540)    .210         .040
gain (loss)

Total from investment             (.198)    .538         .067
operations

Less Distributions

From net interest income          (.342)    (.328)       (.027)

From net realized gain            (.080)    (.030)       -

Total distributions               (.422)    (.358)       (.027)

Net asset value, end of period   $ 10.150  $ 10.770     $ 10.590

TOTAL RETURN B, C                 (1.91)%   5.16%        .63%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 2,562   $ 1,137      $ 13
(000 omitted)

Ratio of expenses to average      1.70% E   1.75% A, E   1.75% A, E
net assets

Ratio of net interest income      3.34%     3.29% A      3.33% A
to average net assets

Portfolio turnover rate           19%       26% A, F     18%

A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D FOR THE PERIOD NOVEMBER 3, 1997 (COMMENCEMENT OF SALE OF CLASS C SHARES) TO NOVEMBER 30, 1997.
E FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
F THE PORTFOLIO TURNOVER RATE DOES NOT INCLUDE THE ASSETS ACQUIRED IN
THE MERGER.
G ELEVEN MONTHS ENDED OCTOBER 31

FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS

YEARS ENDED OCTOBER 31,        1999      1998 G      1997 H    1996 H    1995 H    1994 H

SELECTED PER-SHARE DATA

Net asset value, beginning of  $ 10.770  $ 10.590    $ 10.410  $ 10.360  $ 9.410   $ 10.460
period

Income from Investment
Operations

Net interest income             .448      .427        .475      .487      .477      .481

Net realized  and unrealized    (.540)    .210        .181      .050      .950      (1.030)
gain (loss)

Total from investment           (.092)    .637        .656      .537      1.427     (.549)
operations

Less Distributions

From net interest  income       (.448)    (.427)      (.475)    (.487)    (.477)    (.481)

From net  realized gain         (.080)    (.030)      (.001)    -         -         -

In excess of net  realized      -         -           -         -         -         (.020)
gain

Total distributions             (.528)    (.457)      (.476)    (.487)    (.477)    (.501)

Net asset value,  end of       $ 10.150  $ 10.770    $ 10.590  $ 10.410  $ 10.360  $ 9.410
period

TOTAL RETURN B, C               (.92)%    6.14%       6.48%     5.36%     15.44%    (5.43)%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period      $ 5,997   $ 6,328     $ 6,098   $ 6,455   $ 11,085  $ 11,702
(000 omitted)

Ratio of expenses to average    .70% D    .75% A, D   .75% D    .75% D    .70% D    .65% D
net assets

Ratio of expenses to average    .70%      .75% A      .75%      .74% E    .70%      .65%
net assets after expense
reductions

Ratio of net interest income    4.32%     4.36% A     4.57%     4.68%     4.96%     4.75%
to average net assets

Portfolio turnover rate         19%       26% A, F    18%       35%       53%       53%


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
D FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
E FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES. F THE PORTFOLIO TURNOVER RATE DOES NOT INCLUDE THE ASSETS ACQUIRED IN THE MERGER.
G ELEVEN MONTHS ENDED OCTOBER 31
H YEAR ENDED NOVEMBER 30

NOTES TO FINANCIAL STATEMENTS
For the period ended October 31, 1999


1. SIGNIFICANT ACCOUNTING POLICIES.

Fidelity Advisor Intermediate Municipal Income Fund (the fund) is a fund of Fidelity Advisor Series II (the trust) (formerly a fund of Fidelity Advisor Series VI) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of four years from the initial date of purchase. Interest income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, and certain other class-specific fees, expenses, and expense reductions.

The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

SECURITY VALUATION. Securities are valued based upon a computerized matrix system and/or appraisals by a pricing service, both of which consider market transactions and dealer-supplied valuations. Securities for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.

INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

INTEREST INCOME. Interest income, which includes amortization of premium and accretion of original issue discount, is accrued as earned.

EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

DISTRIBUTIONS TO SHAREHOLDERS. Distributions are declared daily and paid monthly from net interest income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for futures transactions and losses deferred due to futures transactions. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital and may affect the per-share allocation between net interest income and realized and unrealized gain (loss). Accumulated undistributed net realized gain (loss) on investments may include temporary book and tax basis differences that will reverse in a subsequent period. Any taxable gain remaining at fiscal year end is distributed in the following year.

SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. OPERATING POLICIES.

MUNICIPAL CENTRAL CASH FUND. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund may invest in the Municipal Central Cash Fund (the Cash Fund) managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of Fidelity Management & Research Company (FMR). The Cash Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Fund seeks preservation of capital, liquidity, and current income by investing in high-quality, short-term municipal securities of various states and municipalities. Income distributions from the Cash Fund are declared daily and paid monthly from net interest income. Income distributions earned by the fund are recorded as interest income in the accompanying financial statements.

WHEN-ISSUED SECURITIES. The fund may purchase or sell securities on a when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities is fixed at the time the transaction is negotiated. The market values of the securities purchased on a when-issued or forward commitment basis are identified as such in the fund's schedule of investments. The fund may receive compensation for interest forgone in the purchase of a when-issued security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due

2. OPERATING POLICIES - CONTINUED

WHEN-ISSUED SECURITIES - CONTINUED

to changes in the market value of the underlying securities, if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.

FUTURES CONTRACTS. The fund may use futures contracts to manage its exposure to the bond market and to fluctuations in interest rates. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

3. PURCHASES AND SALES OF INVESTMENTS.

Purchases and sales of securities, other than short-term securities, aggregated $16,576,179 and $14,786,415, respectively.

The market value of futures contracts opened and closed during the period amounted to $3,833,875 and $6,387,873, respectively.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.

MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .0920% to .3700% for the period. The annual individual fund fee rate is .25%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annual rate of .38% of average net assets.

SUB-ADVISER FEE. FMR, on behalf of the fund, has entered into a sub-advisory agreement with FIMM, a wholly owned subsidiary of FMR. For its services, FIMM receives a fee from FMR of 50% of the management fee payable to FMR. The fee is paid prior to any voluntary expense reimbursements which may be in effect.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Board of Trustees has adopted separate distribution plans with respect to each class of shares (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a distribution and service fee. A portion of this fee may be reallowed to securities dealers, banks and other financial institutions for the distribution of each class of shares and providing shareholder support services. For the period, this fee was based on the following annual rates of the average net assets of each applicable class:

CLASS A    .15%

CLASS T    .25%

CLASS B    .90%*

CLASS C    1.00%**

* .65% REPRESENTS A DISTRIBUTION FEE AND .25% REPRESENTS A SHAREHOLDER SERVICE FEE.
** .75% REPRESENTS A DISTRIBUTION FEE AND .25% REPRESENTS A
SHAREHOLDER SERVICE FEE.

For the period, each class paid FDC the following amounts, a portion of which was retained by FDC:

          PAID TO FDC  RETAINED BY FDC

CLASS A   $ 3,322      $ 311

CLASS T    140,713      2,587

CLASS B    93,961       67,917

CLASS C    17,693       14,383

          $ 255,689    $ 85,198

SALES LOAD. FDC receives a front-end sales charge of up to 3.75% for selling Class A shares, and 2.75% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class B share redemptions occurring within three years of purchase and Class C share redemptions occurring within one year of purchase. Contingent deferred sales charges are based on declining rates ranging from 3% to 1% for Class B and 1% for Class C, of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. In addition, purchases of Class A and Class T shares that were subject to a finder's fee bear a contingent deferred sales charge on assets that do not remain in the fund for at least one year. The Class A and Class T contingent deferred sales charge is based on 0.25% of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. A portion of the sales charges paid to FDC is paid to securities dealers, banks and other financial institutions.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

SALES LOAD - CONTINUED

For the period, sales charge amounts paid to and retained by FDC were as follows:

          PAID TO FDC  RETAINED BY FDC

CLASS A   $ 8,353      $ 2,999

CLASS T    22,401       9,014

CLASS B    30,967       30,967*

CLASS C    946          946*

          $ 62,667     $ 43,926

* WHEN CLASS B AND CLASS C SHARES ARE INITIALLY SOLD, FDC PAYS
COMMISSIONS FROM ITS OWN RESOURCES TO SECURITIES DEALERS,
 BANKS, AND OTHER FINANCIAL INSTITUTIONS THROUGH WHICH THE SALES ARE
MADE.

TRANSFER AGENT AND ACCOUNTING FEES. Effective June 14, 1999, Citibank, N.A.(Citibank) replaced UMB Bank, n.a. as the custodian, transfer agent, and shareholder servicing agent for the fund's Class A, Class T, Class B, Class C, and Institutional Class shares. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC) with respect to all classes of the fund to perform the transfer, dividend disbursing, and shareholder servicing agent functions. FIIOC, an affiliate of FMR, receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. All fees are paid to FIIOC by Citibank, which is reimbursed by each class for such payments. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, each class paid the following transfer agent fees:

                       AMOUNT     % OF AVERAGE NET ASSETS

CLASS A                $ 3,662    .17

CLASS T                 73,465    .13

CLASS B                 12,947    .12

CLASS C                 3,001     .17

INSTITUTIONAL CLASS     9,953     .15

                       $ 103,028

Citibank also has a sub-contract with Fidelity Service Company, Inc.
(FSC), an affiliate of FMR, under which FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

5. EXPENSE REDUCTIONS.

FMR voluntarily agreed to reimburse operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses, if any) above the following annual rates or range of annual rates of average net assets for each of the following classes:

                      FMR EXPENSE LIMITATIONS  REIMBURSEMENT

CLASS A               .85%                     $ 3,290

CLASS T               .90%                      93,455

CLASS B               1.60%                     10,988

CLASS C               1.70%                     2,659

INSTITUTIONAL CLASS   .70%                      8,735

                                               $ 119,127

Effective December 1, 1998, Class A, Class B, Class C, and
Institutional Class expense limitations were changed from .90%, 1.65%, 1.75%, and .75%; to .85%, 1.60%, 1.70%, and .70% of each class'
average net assets, respectively.

6. DISTRIBUTIONS TO SHAREHOLDERS.

Distributions to shareholders of each class were as follows:

                          YEAR ENDED   ELEVEN MONTHS ENDED OCTOBER 31,  YEAR ENDED NOVEMBER 30,
                          OCTOBER 31,

                          1999         1998                             1997 A

FROM NET INTEREST INCOME

Class A                   $ 92,550     $ 31,705                         $ 15,189

Class T                    2,315,888    2,019,325                        2,195,690

Class B                    358,623      267,333                          274,703

Class C                    59,144       15,339                           26

Institutional Class        283,792      242,842                          308,745

Total                     $ 3,109,997  $ 2,576,544                      $ 2,794,353

FROM NET REALIZED GAIN

Class A                   $ 8,027      $ 1,246                          $ 24

Class T                    448,244      136,882                          5,310

Class B                    74,885       22,913                           767

Class C                    9,946        35                               -

Institutional Class        46,538       11,719                           620

Total                     $ 587,640    $ 172,795                        $ 6,721


A DISTRIBUTIONS FOR CLASS C ARE FOR THE PERIOD NOVEMBER 3, 1997
(COMMENCEMENT OF SALE OF SHARES) TO NOVEMBER 30, 1997.

7. SHARE TRANSACTIONS.

Transactions for each class of shares for the periods are as follows:

                                SHARES

                                YEAR ENDED  OCTOBER 31, 1999  ELEVEN MONTHS  ENDED OCTOBER  YEAR ENDED NOVEMBER 30, 1997 A
                                                              31, 1998

CLASS A Shares sold              213,824                       72,895                        37,401

Issue in exchange for the        -                             52,153                        -
shares of Fidelity Advisor
Short-Intermediate Municipal
Income Fund Class A

Reinvestment of distributions    7,447                         2,327                         1,437

Shares redeemed                  (68,308)                      (68,581)                      (7,082)

Net increase (decrease)          152,963                       58,794                        31,756

CLASS T Shares sold              2,607,737                     833,212                       1,237,934

Issue in exchange for the        -                             1,639,675                     -
shares of Fidelity Advisor
Short-Intermediate Municipal
Income Fund Class T

Reinvestment of distributions    195,749                       146,958                       150,942

Shares redeemed                  (3,412,827)                   (1,651,570)                   (2,228,549)

Net increase (decrease)          (609,341)                     968,275                       (839,673)

CLASS B Shares sold              436,062                       412,030                       162,293

Reinvestment of distributions    24,808                        17,176                        17,600

Shares redeemed                  (471,198)                     (142,402)                     (147,606)

Net increase (decrease)          (10,328)                      286,804                       32,287

CLASS C Shares sold              258,235                       123,360                       1,185

Reinvestment of distributions    4,045                         1,212                         2

Shares redeemed                  (115,591)                     (20,180)                      -

Net increase (decrease)          146,689                       104,392                       1,187



                                DOLLARS

                                YEAR ENDED  OCTOBER 31, 1999  ELEVEN MONTHS  ENDED OCTOBER  YEAR ENDED NOVEMBER 30, 1997 A
                                                              31, 1998

CLASS A Shares sold             $ 2,273,361                   $ 774,852                     $ 388,486

Issue in exchange for the        -                             554,907                       -
shares of Fidelity Advisor
Short-Intermediate Municipal
Income Fund Class A

Reinvestment of distributions    77,827                        24,853                        14,999

Shares redeemed                  (711,636)                     (732,634)                     (74,532)

Net increase (decrease)         $ 1,639,552                   $ 621,978                     $ 328,953

CLASS T Shares sold             $ 27,740,166                  $ 8,684,653                   $ 12,868,543

Issue in exchange for the        -                             17,446,147                    -
shares of Fidelity Advisor
Short-Intermediate Municipal
Income Fund Class T

Reinvestment of distributions    2,061,872                     1,569,314                     1,571,556

Shares redeemed                  (36,164,059)                  (17,602,042)                  (23,132,793)

Net increase (decrease)         $ (6,362,021)                 $ 10,098,072                  $ (8,692,694)

CLASS B Shares sold             $ 4,584,924                   $ 4,400,752                   $ 1,686,065

Reinvestment of distributions    260,754                       183,295                       183,295

Shares redeemed                  (4,962,734)                   (1,517,988)                   (1,530,078)

Net increase (decrease)         $ (117,056)                   $ 3,066,059                   $ 339,282

CLASS C Shares sold             $ 2,695,857                   $ 1,314,301                   $ 12,505

Reinvestment of distributions    42,439                        12,987                        25

Shares redeemed                  (1,199,769)                   (217,401)                     -

Net increase (decrease)         $ 1,538,527                   $ 1,109,887                   $ 12,530


A SHARE TRANSACTIONS FOR CLASS C ARE FOR THE PERIOD NOVEMBER 3, 1997 (COMMENCEMENT OF SALE OF SHARES) TO NOVEMBER 30, 1997.

7. SHARE TRANSACTIONS - CONTINUED

                                SHARES

                                YEAR ENDED  OCTOBER 31, 1999  ELEVEN MONTHS  ENDED OCTOBER  YEAR ENDED NOVEMBER 30, 1997
                                                              31, 1998

INSTITUTIONAL CLASS Shares       161,716                       344,786                       221,521
sold

Issue in exchange for the        -                             41,426                        -
shares of Fidelity Advisor
Short-Intermediate Municipal
Income Fund Institutional
Class

Reinvestment of distributions    7,244                         3,754                         5,385

Shares redeemed                  (165,729)                     (378,091)                     (271,323)

Net increase (decrease)          3,231                         11,875                        (44,417)



                                DOLLARS

                                YEAR ENDED  OCTOBER 31, 1999  ELEVEN MONTHS  ENDED OCTOBER  YEAR ENDED NOVEMBER 30, 1997
                                                              31, 1998

INSTITUTIONAL CLASS Shares      $ 1,718,233                   $ 3,651,862                   $ 2,293,637
sold

Issue in exchange for the        -                             440,774                       -
shares of Fidelity Advisor
Short-Intermediate Municipal
Income Fund Institutional
Class

Reinvestment of distributions    76,239                        40,053                        55,968

Shares redeemed                  (1,737,876)                   (4,030,847)                   (2,832,902)

Net increase (decrease)         $ 56,596                      $ 101,842                     $ (483,297)


8. MERGER INFORMATION.

On May 28, 1998, Class A, Class T, and Institutional Class of the fund acquired all of the assets and assumed all of the liabilities of Fidelity Advisor Short-Intermediate Municipal Income Fund Class A, Class T, and Institutional Class, respectively. Each acquisition was approved by the shareholders of each class of Fidelity Advisor Short-Intermediate Municipal Income Fund on May 4, 1998. Based on the opinion of fund counsel, the reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized to the funds or their shareholders.

Class A's acquisition of Fidelity Advisor Short-Intermediate Class A was accomplished by an exchange of 52,123 shares of Class A for the 54,832 shares then outstanding of Fidelity Advisor Short-Intermediate Class A (each valued at $10.12). Class T's acquisition of Fidelity Advisor Short-Intermediate Class T was accomplished by an exchange of 1,639,675 shares of Class T for the 1,722,226 shares then outstanding of Fidelity Advisor Short-Intermediate Class T (each valued at $10.13). Institutional Class' acquisition of Fidelity Advisor Short-Intermediate Institutional Class was accomplished by an exchange of 41,426 shares of Institutional Class for the 43,512 shares then outstanding of Fidelity Advisor Short-Intermediate Institutional Class (each valued at $10.13).

Fidelity Advisor Short-Intermediate Municipal Income Fund's net assets, including $276,190 of unrealized appreciation, were combined with the fund for total net assets after the acquisition of $77,174,506.

9. PROPOSED REORGANIZATION

The Board of Trustees of Fidelity Advisor Intermediate Municipal Income Fund (the fund) has approved an Agreement and Plan of Reorganization ("Agreement") between the fund and Fidelity Advisor Municipal Income Fund ("Reorganization"). The Agreement provides for the transfer of all of the assets of the fund to Fidelity Advisor Municipal Income Fund in exchange solely for the number of shares of Class A, Class T, Class B, Class C and Institutional Class of Fidelity Advisor Municipal Income Fund having the same relative net asset value as the outstanding shares of Class A, Class T, Class B, Class C and Institutional Class of the fund as of the close of business of the New York Stock Exchange on the day that the Reorganization is effective and the assumption by Fidelity Advisor Municipal Income Fund of all of the liabilities of the fund. The Reorganization can be consummated only if, among other things, it is approved by the vote of a majority (as defined by the 1940 Act) of outstanding voting securities of the fund. A Special Meeting of Shareholders ("Meeting") of the fund will be held on April 19, 2000 to vote on the Agreement. A detailed description of the proposed transactions and voting information will be sent to shareholders of the fund in February, 2000. If the Agreement is approved at the Meeting, the Reorganization is expected to become effective on or about May 25, 2000.

Effective at the close of business on December 29, 1999, Class A, Class T, Class B, Class C and Institutional Class shares of Fidelity Advisor Intermediate Municipal Income Fund are no longer available for purchase or exchange to all accounts pending the proposed
Reorganization.

REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees of Fidelity Advisor Series II and the Shareholders of Fidelity Advisor Intermediate Municipal Income Fund (formerly a fund of Fidelity Advisor Series VI):

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Advisor Intermediate Municipal Income Fund (a fund of Fidelity Advisor Series II, formerly a fund of Fidelity Advisor Series
VI) at October 31, 1999, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Advisor Intermediate Municipal Income Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 1999 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

/s/PricewaterhouseCoopers LLP
PricewaterhouseCoopers LLP

Boston, Massachusetts
December 10, 1999

DISTRIBUTIONS


The Board of Trustees of Fidelity Advisor Intermediate Municipal Income Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:

                    PAY DATE  RECORD DATE DIVIDENDS CAPITAL GAINS
Institutional Class 12/7/1998 12/4/1998   $-        $.08

The fund hereby designates 100% of the long-term capital gain dividends distributed during the fiscal year as 20%-rate capital gain dividends.

The fund will notify shareholders in January 2000 of amounts for use in preparing 1999 income tax returns.

During fiscal year ended 1999, 100% of the fund's income dividends was free from federal income tax, and 12.14% of the fund's income dividends was subject to the federal alternative minimum tax.

INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA

INVESTMENT SUB-ADVISER
Fidelity Investments Money
Management, Inc. (FIMM)
Merrimack, NH

OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Fred L. Henning, Jr., Vice President
Dwight D. Churchill, Vice President
Stanley N. Griffith, Assistant Vice President
Norman U. Lind, Vice President
Eric D. Roiter, Secretary
Richard A. Silver, Treasurer
Matthew N. Karstetter, Deputy Treasurer
John H. Costello, Assistant Treasurer
Thomas J. Simpson, Assistant Treasurer

BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *

ADVISORY BOARD
J. Gary Burkhead
Abigail P. Johnson
Ned C. Lautenbach

GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA

TRANSFER AND SHAREHOLDER
SERVICING AGENTS
Citibank, N.A.
New York, NY
Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

CUSTODIAN
Citibank, N.A.
New York, NY

FOCUS FUNDS
Fidelity Advisor Consumer
Industries Fund
Fidelity Advisor Cyclical
Industries Fund
Fidelity Advisor Financial
Services Fund
Fidelity Advisor Health Care Fund
Fidelity Advisor Natural
Resources Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Utilities Growth Fund

GROWTH FUNDS
Fidelity Advisor Latin America Fund
Fidelity Advisor Emerging Asia Fund
Fidelity Advisor Japan Fund
Fidelity Advisor Europe Capital Appreciation Fund
Fidelity Advisor International
Capital Appreciation Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Diversified International Fund
Fidelity Advisor Global Equity Fund
Fidelity Advisor TechnoQuant(registered trademark)
Growth Fund
Fidelity Advisor Small Cap Fund
Fidelity Advisor Value Strategies Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Retirement Growth Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Large Cap Fund
Fidelity Advisor Dividend Growth Fund
Fidelity Advisor Growth
Opportunities Fund

GROWTH AND INCOME FUNDS
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund

TAXABLE INCOME FUNDS
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor High Yield Fund
Fidelity Advisor High Income Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Mortgage
Securities Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor Short Fixed-Income Fund

MUNICIPAL FUNDS
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Intermediate Municipal Income Fund

MONEY MARKET FUNDS
Prime Fund
Treasury Fund
Tax-Exempt Fund

(registered trademark)



FIDELITY(REGISTERED TRADEMARK)
MORTGAGE SECURITIES FUND
(INITIAL CLASS OF FIDELITY ADVISOR MORTGAGE
SECURITIES FUND)

ANNUAL REPORT
OCTOBER 31, 1999

(2_FIDELITY_LOGOS)(registered trademark)

CONTENTS


PRESIDENT'S MESSAGE    3   Ned Johnson on investing
                           strategies.

PERFORMANCE            4   How the fund has done over
                           time.

FUND TALK              7   The manager's review of fund
                           performance, strategy and
                           outlook.

INVESTMENT CHANGES     10  A summary of major shifts in
                           the fund's investments over
                           the past six months.

INVESTMENTS            11  A complete list of the fund's
                           investments with their
                           market values.

FINANCIAL STATEMENTS   15  Statements of assets and
                           liabilities, operations, and
                           changes in net assets,  as
                           well as financial highlights.

NOTES                  24  Notes to the financial
                           statements.

REPORT OF INDEPENDENT  31  The auditors' opinion.
ACCOUNTANTS

DISTRIBUTIONS          32


Third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report is printed on recycled paper using soy-based inks.

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE
SUBMITTED FOR THE GENERAL INFORMATION
OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS
IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.

MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED
BY,
ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC,
FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT
INVESTED.

NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND
EXPENSES, CALL 1-800-544-6666 FOR A
FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

PRESIDENT'S MESSAGE


(PHOTO_OF_EDWARD_C_JOHNSON_3D)

DEAR SHAREHOLDER:

All major U.S. equity market indexes posted positive returns for the month of October, led by the technology-heavy NASDAQ Index, which climbed to a record high close during the month. Domestic bonds, however, turned in relatively flat performance, due in large part to lingering fears of a potential interest rate hike by the Federal Reserve Board, and its adoption of a tightening bias during the first week of the month.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.

An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.

If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

If you have questions, please call us at 1-800-544-6666, or visit our web site at www.fidelity.com. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.

Best regards,
Edward C. Johnson 3d

FIDELITY MORTGAGE SECURITIES FUND - INITIAL CLASS
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the class' income, as reflected in its yield, to measure performance.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED OCTOBER 31, 1999     PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY MORTGAGE SECURITIES       3.14%        46.31%        112.63%
- INITIAL CL

LB Mortgage                        2.99%        47.77%        115.44%

US Mortgage Funds Average          1.65%        41.15%        98.62%

CUMULATIVE TOTAL RETURNS show Initial Class' performance in percentage terms over a set period - in this case, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Initial Class' returns to the performance of the Lehman Brothers Mortgage-Backed Securities Index - a market value-weighted index of fixed-rate securities that represent interests in pools of mortgage loans with original terms of 15 and 30 years that are issued by the Government National Mortgage Association (GNMA), the Federal National Mortgage Association (FNMA), and the Federal Home Loan Mortgage Corp. (FHLMC), and balloon mortgages with fixed-rate coupons. To measure how Initial Class' performance stacked up against its peers, you can compare it to the U.S. mortgage funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past one year average represents a peer group of 65 mutual funds. These benchmarks reflect reinvestment of dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED OCTOBER 31, 1999   PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY MORTGAGE SECURITIES     3.14%        7.91%         7.84%
- INITIAL CL

LB Mortgage                      2.99%        8.12%         7.98%

US Mortgage Funds Average        1.65%        7.12%         7.09%

AVERAGE ANNUAL TOTAL RETURNS take Initial Class' cumulative return and show you what would have happened if Initial Class had performed at a constant rate each year.

$10,000 OVER 10 YEARS
             Mortgage Secs -Initial Cl   LB Mortgage Backed Secs
             00040                       LB006
  1989/10/31      10000.00                    10000.00
  1989/11/30      10096.36                    10108.36
  1989/12/31      10165.96                    10168.18
  1990/01/31      10072.30                    10097.08
  1990/02/28      10139.39                    10156.41
  1990/03/31      10147.36                    10181.42
  1990/04/30      10059.59                    10089.97
  1990/05/31      10352.04                    10403.04
  1990/06/30      10502.11                    10567.54
  1990/07/31      10654.74                    10750.92
  1990/08/31      10626.56                    10636.68
  1990/09/30      10683.28                    10723.95
  1990/10/31      10792.72                    10845.55
  1990/11/30      11028.89                    11072.81
  1990/12/31      11219.13                    11258.40
  1991/01/31      11335.55                    11429.52
  1991/02/28      11408.12                    11525.86
  1991/03/31      11484.85                    11604.31
  1991/04/30      11609.18                    11711.20
  1991/05/31      11669.53                    11814.17
  1991/06/30      11698.71                    11824.71
  1991/07/31      11866.75                    12024.76
  1991/08/31      12093.52                    12243.44
  1991/09/30      12282.32                    12472.91
  1991/10/31      12427.50                    12679.58
  1991/11/30      12503.47                    12771.51
  1991/12/31      12746.36                    13028.19
  1992/01/31      12685.05                    12877.67
  1992/02/29      12811.27                    12999.51
  1992/03/31      12722.73                    12916.65
  1992/04/30      12842.01                    13043.64
  1992/05/31      13053.97                    13278.74
  1992/06/30      13192.28                    13435.40
  1992/07/31      13169.64                    13552.83
  1992/08/31      13254.83                    13729.35
  1992/09/30      13338.04                    13836.23
  1992/10/31      13205.41                    13714.88
  1992/11/30      13269.23                    13757.78
  1992/12/31      13441.43                    13935.52
  1993/01/31      13564.06                    14118.66
  1993/02/28      13680.23                    14261.83
  1993/03/31      13769.57                    14348.37
  1993/04/30      13865.69                    14422.41
  1993/05/31      13906.75                    14504.54
  1993/06/30      14076.40                    14615.59
  1993/07/31      14153.77                    14673.94
  1993/08/31      14180.13                    14743.07
  1993/09/30      14211.11                    14755.82
  1993/10/31      14236.39                    14798.48
  1993/11/30      14206.63                    14769.55
  1993/12/31      14343.74                    14889.19
  1994/01/31      14475.84                    15036.77
  1994/02/28      14399.51                    14931.85
  1994/03/31      14236.32                    14543.03
  1994/04/30      14173.95                    14435.89
  1994/05/31      14294.61                    14493.01
  1994/06/30      14367.78                    14461.63
  1994/07/31      14597.45                    14751.16
  1994/08/31      14662.86                    14797.74
  1994/09/30      14503.93                    14587.15
  1994/10/31      14533.38                    14578.82
  1994/11/30      14518.88                    14533.22
  1994/12/31      14622.25                    14649.18
  1995/01/31      14898.69                    14962.74
  1995/02/28      15232.24                    15344.69
  1995/03/31      15296.88                    15417.01
  1995/04/30      15538.05                    15636.19
  1995/05/31      16026.94                    16129.20
  1995/06/30      16149.20                    16220.89
  1995/07/31      16185.88                    16248.84
  1995/08/31      16385.60                    16417.01
  1995/09/30      16554.99                    16561.41
  1995/10/31      16739.15                    16708.75
  1995/11/30      16924.48                    16899.73
  1995/12/31      17110.94                    17110.81
  1996/01/31      17251.03                    17239.76
  1996/02/29      17141.11                    17096.59
  1996/03/31      17078.92                    17034.81
  1996/04/30      17043.32                    16986.76
  1996/05/31      16977.33                    16937.24
  1996/06/30      17211.63                    17170.38
  1996/07/31      17273.09                    17233.39
  1996/08/31      17269.28                    17233.15
  1996/09/30      17542.59                    17521.70
  1996/10/31      17867.18                    17865.41
  1996/11/30      18143.22                    18121.11
  1996/12/31      18040.91                    18026.23
  1997/01/31      18153.82                    18160.09
  1997/02/28      18213.00                    18220.64
  1997/03/31      18042.23                    18049.03
  1997/04/30      18323.50                    18336.85
  1997/05/31      18504.26                    18516.30
  1997/06/30      18720.98                    18732.29
  1997/07/31      19059.57                    19085.32
  1997/08/31      19038.51                    19039.96
  1997/09/30      19245.08                    19281.44
  1997/10/31      19450.48                    19495.22
  1997/11/30      19514.56                    19559.21
  1997/12/31      19686.38                    19737.44
  1998/01/31      19875.76                    19933.81
  1998/02/28      19920.46                    19975.97
  1998/03/31      19987.45                    20060.55
  1998/04/30      20105.32                    20174.06
  1998/05/31      20240.50                    20308.16
  1998/06/30      20341.53                    20405.00
  1998/07/31      20422.23                    20508.46
  1998/08/31      20597.52                    20694.53
  1998/09/30      20792.65                    20944.35
  1998/10/31      20615.99                    20917.38
  1998/11/30      20770.09                    21021.57
  1998/12/31      20840.54                    21110.81
  1999/01/31      20957.71                    21261.09
  1999/02/28      20900.03                    21177.00
  1999/03/31      21056.75                    21319.22
  1999/04/30      21133.72                    21417.59
  1999/05/31      21057.48                    21297.87
  1999/06/30      20982.53                    21222.92
  1999/07/31      20869.35                    21078.94
  1999/08/31      20858.61                    21078.19
  1999/09/30      21169.23                    21420.32
  1999/10/29      21263.09                    21543.51
IMATRL PRASUN   SHR__CHT 19991031 19991110 093815 R00000000000123

$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Mortgage Securities Fund - Initial Class on October 31, 1989. As the chart shows, by October 31, 1999, the value of the investment would have grown to $21,263 - a 112.63% increase on the initial investment. For comparison, look at how the Lehman Brothers Mortgage-Backed Securities Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 would have grown to $21,544 - a 115.44% increase.

(checkmark)UNDERSTANDING
PERFORMANCE

How a fund did yesterday is
no guarantee of how it will do
tomorrow. Bond prices, for
example, generally move in the
opposite direction of interest
rates. In turn, the share price,
return and yield of a fund that
invests in bonds will vary. That
means if you sell your shares
during a market downturn, you
might lose money. But if you can
ride out the market's ups and
downs, you may have a gain.

TOTAL RETURN COMPONENTS

                  YEARS ENDED OCTOBER 31,

                  1999             1998    1997   1996   1995

Dividend returns  6.19%            6.17%   6.60%  6.66%  7.86%

Capital returns   -3.05%           -0.18%  2.26%  0.08%   7.32%

Total returns     3.14%            5.99%   8.86%  6.74%  15.18%

TOTAL RETURN COMPONENTS include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the class. A capital return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains paid by the class are reinvested, if any.

DIVIDENDS AND YIELD

PERIODS ENDED OCTOBER 31, 1999   PAST 1 MONTH  PAST 6 MONTHS  PAST 1 YEAR

Dividends per share              5.66(cents)   32.24(cents)   66.19(cents)

Annualized dividend rate         6.40%         6.08%          6.20%

30-day annualized yield          6.57%         -              -

DIVIDENDS per share show the income paid by the class for a set period. If you annualize this number, based on an average share price of $10.42 over the past one month, $10.52 over the past six months and $10.67 over the past one year, you can compare the class' income over these three periods. The 30-day annualized YIELD is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis.

FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP

Rising interest rates stormed onto
the scene, leaving most bonds
standing by the wayside during
the 12-month period that ended
October 31, 1999. The Lehman
Brothers Aggregate Bond Index, a
popular measure of taxable-bond
performance, could muster only a
0.53% return during the period.
Fear of inflation and runaway
growth in the economy sent rates
higher, and Treasury prices lower.
Anticipation of and reaction to two
quarter-point rate hikes levied by
the Federal Reserve Board in the
summer kept the heat on Treasuries,
erasing a majority of the
interest-rate cuts of 1998. The
Lehman Brothers Treasury Index fell
1.55% during the 12-month period.
Elsewhere, spread sectors -
including corporate bonds and
mortgage securities - enjoyed an
edge over comparable duration
Treasuries. Investors seeking
higher-yielding alternatives to
Treasuries bid spread sector prices
higher from their depressed levels
of last fall. The excitement
surrounding corporate bonds
abated, however, as these issues
were upended in July and August
by market expectations of strong
year-end debt issuance. Corporates
recovered sharply, though, in
September and October in response
to lighter-than-expected supply. The
Lehman Brothers Corporate Bond
Index inched up 0.61% during the
period. In contrast, mortgage
securities mounted a sustained rally
during the period, benefiting from
favorable refinancing and
prepayment levels, as well as
declining interest-rate volatility late
in the period. The Lehman Brothers
Mortgage-Backed Securities Index
returned 2.99% during this time
frame.

(photograph of Tom Silvia)

An interview with Tom Silvia, Portfolio Manager of Fidelity Advisor Mortgage Securities Fund

Q. HOW DID THE FUND PERFORM, TOM?

A. For the 12-month period that ended October 31, 1999, the fund's Initial Class shares provided a total return of 3.14%. To get a sense of how the fund did relative to its competitors, the U.S. mortgage funds average returned 1.65% for the same 12-month period, according to Lipper Inc. Additionally, the Lehman Brothers Mortgage-Backed Securities Index - which tracks the types of securities in which the fund invests - returned 2.99% for the same 12-month period.

Q. WHAT HELPED THE FUND'S PERFORMANCE RELATIVE TO ITS PEERS AND THE
LEHMAN INDEX?

A. The main contributor to the fund's strong performance was its larger-than-average stake in commercial mortgage-backed securities
(CMBS), which performed relatively well. Commercial mortgage-backed securities are bonds that are collateralized by mortgage loans on commercial real estate - such as office buildings, shopping malls, hotels and apartment buildings. At the beginning of the period, the CMBS market had been severely punished over concerns about commercial real-estate overbuilding and a lack of market liquidity. But the global financial crisis of October 1998 effectively put a stop to the financing of construction of new properties. By early 1999, liquidity had returned and the CMBS market snapped back.

Q. PREPAYMENT ACTIVITY WAS A BIG CHALLENGE FOR THE MORTGAGE MARKET DURING THE PAST YEAR. WHAT CHOICES DID YOU MAKE IN LIGHT OF THAT
CHALLENGE?

A. The biggest investment risk associated with mortgage securities is a rapid acceleration in prepayment activity. That's what occurred in 1998 and early 1999 when interest rates fell dramatically and huge waves of homeowners refinanced their mortgages. During the crush of prepayment activity, I emphasized mortgage securities that had some measure of prepayment protection, including 15-year Fannie Mae securities and 30-year Ginnie Mae securities. Since homeowners with Ginnie Mae loans have less flexibility to refinance, Ginnie Mae securities are less sensitive to prepayments than their Fannie Mae and Freddie Mac counterparts. Compared to homeowners with traditional 30-year loans, fewer 15-year mortgage borrowers refinance or pay off their loans earlier. I also used "seasoned" - meaning older - mortgage securities, which had, over time, withstood earlier waves of prepayment. My emphasis on prepayment-resistant mortgage securities was a plus for performance in the first several months of the period. But in response to rising interest rates, I switched courses.

Q. TELL US ABOUT THAT SWITCH . . .

A. Higher interest rates dramatically curtailed prepayment activity. So I sold most of the fund's stake in 15-year Fannie Maes, reduced its stake in seasoned securities and focused instead on securities that offered better yields. In particular, I added 30-year 7% Freddie Mac and Fannie Mae securities.

Q. AND HOW DID THAT STRATEGY WORK OUT?

A. Unusually light demand caused Fannie Mae and Freddie Mac securities to lag their Ginnie Mae counterparts over the past couple months. But I continued to hold onto Fannie Mae and Freddie Mac securities because I believe that they will outperform Ginnie Maes over time. Furthermore, I wanted to position the fund to benefit from potential outperformance of Fannie Mae and Freddie Mac securities once demand returns to more normal levels.

Q. WHAT'S YOUR OUTLOOK?

A. I think that the mortgage securities market offers some very attractive values at current levels. Even though prepayment activity has slowed dramatically, many bonds are priced as if prepayments are still a way of life. In other words, investors are getting compensated
- in the form of relatively high yields - for taking on a risk that's declined significantly in the current environment. To get the prepayment engine going again would, by my calculations, require rates to dip well below where they were a year ago. Given that outlook, I believe that the best values to be found are in bonds that offer relatively high yields, which I plan to continue searching for and holding.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER AND DO NOT NECESSARILY REPRESENT THE VIEWS OF FIDELITY OR ANY OTHER PERSON IN THE FIDELITY ORGANIZATION. ANY SUCH VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS AND FIDELITY DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR A FIDELITY FUND ARE BASED ON NUMEROUS FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY FIDELITY FUND.

(checkmark)FUND FACTS

GOAL: seeks a high level of
current income, consistent
with prudent investment risk.
In seeking current income,
the fund may also consider
the potential for capital gain.

START DATE: December 31, 1984

SIZE: as of October 31, 1999,
more than $473 million

MANAGER: Tom Silvia, since
1997; joined Fidelity in
1993

TOM SILVIA ON MORTGAGE
PREPAYMENT ACTIVITY:

"Falling interest rates weighed
heavily on mortgage securities
during the past year because, as
rates declined, the rate of
mortgage prepayment
accelerated. But an analysis of
more current data shows
definitive signs that prepayment
activity has slowed in response to
higher interest rates. The MBA
Refinancing Index - one of the
most widely watched barometers
of prepayment activity - rose to a
record high of 4400 in late 1998, 44
times higher than the base
reading of 100 in 1990. During the
past year, the largest one-month
volume of mortgages issued
peaked at $80 billion.

"But rising interest rates have
dramatically curtailed
prepayment activity. At the end of
October, the MBA refinancing
activity dropped to 416, a level 10
times off its peak earlier in the
year. Also, the one-month volume
of mortgages dropped to $25
billion. Given that mortgage rates
hovered around 8% at the end of
the period, volume is likely to
decline further through the winter
months."

INVESTMENT CHANGES


COUPON DISTRIBUTION AS OF
OCTOBER 31, 1999

                           % OF FUND'S INVESTMENTS  % OF FUND'S INVESTMENTS  6
                                                    MONTHS AGO

Less than 6%                0.5                      3.1

6 - 6.99%                   47.0                     45.7

7 - 7.99%                   36.4                     23.3

8 - 8.99%                   7.8                      8.4

9 - 9.99%                   3.8                      5.1

10% and over                3.1                      3.0

COUPON DISTRIBUTION SHOWS THE RANGE OF STATED INTEREST RATES ON THE FUND'S INVESTMENTS, EXCLUDING SHORT-TERM INVESTMENTS.

AVERAGE YEARS TO MATURITY AS
OF OCTOBER 31, 1999

                                     6 MONTHS AGO

Years                          8.0   5.2

AVERAGE YEARS TO MATURITY IS BASED ON THE AVERAGE TIME REMAINING UNTIL PRINCIPAL PAYMENTS ARE EXPECTED FROM EACH OF THE FUND'S BONDS,
WEIGHTED BY DOLLAR AMOUNT.

DURATION AS OF OCTOBER 31, 1999

                                        6 MONTHS AGO

Years                             4.7   3.5

DURATION SHOWS HOW MUCH A BOND FUND'S PRICE FLUCTUATES WITH CHANGES IN COMPARABLE INTEREST RATES. IF RATES RISE 1%, FOR EXAMPLE, A FUND WITH A FIVE-YEAR DURATION IS LIKELY TO LOSE ABOUT 5% OF ITS VALUE. OTHER FACTORS ALSO CAN INFLUENCE A BOND FUND'S PERFORMANCE AND SHARE PRICE. ACCORDINGLY, A BOND FUND'S ACTUAL PERFORMANCE MAY DIFFER FROM THIS EXAMPLE.

ASSET ALLOCATION (% OF FUND'S
NET ASSETS)

AS OF OCTOBER 31, 1999                                       AS OF APRIL 30, 1999

Mortgage  Securities            76.9%                        Mortgage  Securities            88.4%

CMOs and Other Mortgage                                      CMOs and Other Mortgage
Related Securities              21.0%                        Related Securities              17.8%

Short-Term Investments  and                                  Short-Term Investments  and
Net  Other Assets                2.1%                        Net  Other Assets               (6.2%)*

Row: 1, Col: 1, Value: 76.90000000000001                     Row: 1, Col: 1, Value: 88.40000000000001
Row: 1, Col: 2, Value: nil                                   Row: 1, Col: 2, Value: nil
Row: 1, Col: 3, Value: nil                                   Row: 1, Col: 3, Value: nil
Row: 1, Col: 4, Value: 21.0                                  Row: 1, Col: 4, Value: 17.8
Row: 1, Col: 5, Value: 0.0                                   Row: 1, Col: 5, Value: nil
Row: 1, Col: 6, Value: 0.0                                   Row: 1, Col: 6, Value: 0.0
Row: 1, Col: 7, Value: nil                                   Row: 1, Col: 7, Value: 0.0
Row: 1, Col: 8, Value: 2.1                                   Row: 1, Col: 8, Value: 0.0



* SHORT-TERM INVESTMENTS AND NET OTHER ASSETS ARE NOT INCLUDED IN THE
PIE CHART.

PRIOR TO THIS REPORT, CERTAIN INFORMATION RELATED TO PORTFOLIO
HOLDINGS WAS STATED AS A PERCENTAGE OF THE FUND'S INVESTMENTS.


INVESTMENTS OCTOBER 31, 1999

Showing Percentage of Net Assets



U.S. GOVERNMENT AGENCY -
MORTGAGE SECURITIES - 76.9%

                                   PRINCIPAL AMOUNT                VALUE (NOTE 1)

FANNIE MAE - 51.9%

6% 10/1/28 to 7/1/29               $ 10,562,669                    $ 9,855,604

6.5% 9/1/10 to 6/1/29               132,830,766                     127,377,345

7% 3/1/19 to 9/1/29                 75,047,423                      73,758,602

7.5% 3/1/22 to 10/1/28              4,689,610                       4,710,832

8% 1/1/07 to 11/1/29                17,960,269                      18,296,623

8.25% 1/1/13                        76,806                          79,103

8.5% 6/1/16 to 11/1/23              3,657,034                       3,794,939

8.75% 11/1/08 to 7/1/09             159,649                         164,842

9% 1/1/08 to 2/1/13                 583,645                         605,628

9.5% 5/1/03 to 8/1/22               4,609,873                       4,793,726

11% 12/1/02 to 8/1/10               1,270,775                       1,375,576

12.25% 5/1/13 to 6/1/15             153,672                         172,878

12.5% 11/1/14 to 3/1/16             329,243                         371,774

12.75% 2/1/14 to 6/1/15             62,841                          70,092

13.5% 9/1/13 to 12/1/14             133,209                         153,857

14% 11/1/14                         41,740                          48,627

                                                                    245,630,048

FREDDIE MAC - 12.4%

5% 7/1/10                           2,374,483                       2,199,366

6% 2/1/29 to 7/1/29                 4,949,597                       4,618,569

6.5% 1/1/24 to 9/1/24               22,191,188                      21,477,363

7% 7/1/29 to 9/1/29                 12,973,281                      12,746,249

7.5% 6/1/26 to 8/1/28               3,111,718                       3,125,486

8% 10/1/07 to 4/1/21                661,472                         672,159

8.5% 11/1/03 to 1/1/20              1,587,836                       1,639,793

9% 9/1/08 to 5/1/21                 6,990,523                       7,310,029

10% 1/1/09 to 5/1/19                1,177,016                       1,246,705

10.5% 8/1/10 to 12/1/20             1,272,823                       1,377,494

11.5% 4/1/12                        65,071                          71,350

12.25% 6/1/14 to 7/1/15             161,355                         181,852

12.5% 5/1/12 to 12/1/14             644,783                         724,276

12.75% 6/1/05 to 3/1/15             64,868                          71,157

13% 1/1/11 to 6/1/15                1,049,360                       1,200,158

                                                                    58,662,006

GOVERNMENT NATIONAL MORTGAGE
ASSOCIATION - 12.6%

6.5% 5/15/28 to 1/15/29             4,296,716                       4,106,028

7% 5/15/23 to 6/15/29               18,186,168                      17,845,777

7.5% 7/15/05 to 9/15/27             14,743,215                      14,867,495

8% 4/15/02 to 12/15/25              9,621,294                       9,839,359

U.S. GOVERNMENT AGENCY -
MORTGAGE SECURITIES -
CONTINUED

                                   PRINCIPAL AMOUNT                VALUE (NOTE 1)

GOVERNMENT NATIONAL MORTGAGE
ASSOCIATION - CONTINUED

8.5% 7/15/16 to 6/15/18            $ 1,950,831                     $ 2,036,256

9% 9/20/16 to 4/20/18               66,797                          70,198

9.5% 6/15/09 to 12/15/24            3,175,696                       3,365,633

10% 12/15/17 to 1/15/26             4,876,056                       5,332,643

10.5% 8/15/00 to 2/20/18            727,758                         783,752

11% 1/15/10 to 9/15/19              1,300,473                       1,448,626

11.5% 10/15/10                      24,927                          27,740

13% 10/15/13                        58,637                          67,689

13.5% 7/15/11 to 10/15/14           62,056                          71,790

                                                                    59,862,986

TOTAL U.S. GOVERNMENT AGENCY                                        364,155,040
- MORTGAGE SECURITIES
(Cost $369,673,468)

COLLATERALIZED MORTGAGE
OBLIGATIONS - 4.3%



U.S. GOVERNMENT AGENCY - 4.3%

Fannie Mae REMIC Pass Through       10,000,000                      9,237,500
Trust Series 1999-51 Class
LK, 6.5% 8/25/29

Fanniemae Whole Loan 6.5%           10,049,260                      9,185,652
2/25/29

Freddie Mac planned                 1,757,086                       1,818,585
amortization class Series 70
 Class C, 9% 9/15/20

TOTAL COLLATERALIZED MORTGAGE                                       20,241,737
OBLIGATIONS
(Cost $20,048,497)

COMMERCIAL MORTGAGE
SECURITIES - 16.7%



ACP Mortgage LP Series 1            2,320,648                       2,058,647
Class E, 6.8464% 2/28/28
(a)(b)

Bankers Trust II Series             5,000,000                       4,987,500
1999-S1A Class D, 7.5488%
2/28/14 (a)(b)

Bankers Trust REMIC Trust           4,000,000                       4,006,250
Series 1998-S1A Class F,
7.38% 11/28/02 (b)

CBM Funding Corp. sequential        2,300,000                       2,269,094
pay Series 1996-1  Class
A-3PI, 7.08% 11/1/07

CS First Boston Mortgage            2,000,000                       1,808,125
Securities Corp. Series 1997
C2 Class D, 7.27% 1/17/35

Deutsche Mortgage & Asset           10,200,000                      9,052,500
Receiving Corp.  Series
1998-C1 Class D, 7.231%
7/15/12

Federal Deposit Insurance           3,498,052                       3,488,761
Corp. REMIC Trust sequential
pay Series 1996-C1 Class 1A,
6.75% 7/25/26

COMMERCIAL MORTGAGE
SECURITIES - CONTINUED

                                   PRINCIPAL AMOUNT                VALUE (NOTE 1)

GS Mortgage Securities Corp.
II:

Series 1998-GLII Class E,          $ 1,600,000                     $ 1,366,624
7.1905% 4/13/31 (a)(b)

Series 1999-GSFL II Class F,        4,500,000                       4,440,240
7.6634% 11/13/13 (a)(b)

Nomura Asset Securities Corp.       15,000,000                      13,139,063
Series 1998-D6  Class A-4,
7.3506% 3/17/28 (b)

Nomura Depositor Trust
floater Series 1998-ST1A:

Class A-4, 6.3063% 2/15/34          7,900,000                       7,484,016
(a)(b)

Class A-5, 6.6563% 2/15/34          5,278,196                       4,944,185
(a)(b)

Structured Asset Securities         3,192,522                       2,929,638
Corp. Series 1992-M1  Class
C, 7.05% 11/25/02

Thirteen Affiliates of              18,200,000                      17,218,656
General Growth Properties,
Inc. Series 1 Class D-1,
6.917% 12/15/07 (a)

TOTAL COMMERCIAL MORTGAGE                                           79,193,299
SECURITIES
(Cost $83,897,322)


CASH EQUIVALENTS - 1.5%

                              MATURITY AMOUNT

Investments in repurchase     $ 6,942,082                      6,939,000
agreements (U.S. Government
obligations), in a joint
trading account at 5.33%,
dated 10/29/99 due 11/1/99
(Cost $6,939,000)

TOTAL INVESTMENT PORTFOLIO -                                   470,529,076
99.4%  (Cost $480,558,287)

NET OTHER ASSETS - 0.6%                                        2,974,520

NET ASSETS - 100%                                            $ 473,503,596

LEGEND

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $42,499,868 or 9.0% of net assets.

(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

INCOME TAX INFORMATION

At October 31, 1999, the aggregate cost of investment securities for income tax purposes was $480,637,465. Net unrealized depreciation aggregated $10,108,389, of which $2,596,741 related to appreciated investment securities and $12,705,130 related to depreciated investment securities.

The fund hereby designates approximately $4,617,000 as a capital gain dividend for the purpose of the dividend paid deduction.

At October 31, 1999, the fund had a capital loss carryforward of approximately $5,050,000, all of which will expire on October 31, 2007.

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
                                         OCTOBER 31, 1999

ASSETS

Investment in securities, at                $ 470,529,076
value (including repurchase
agreements of $6,939,000)
(cost $480,558,287) -  See
accompanying schedule

Receivable for investments                   9,473,896
sold

Receivable for fund shares                   160,026
sold

Interest receivable                          2,668,553

 TOTAL ASSETS                                482,831,551

LIABILITIES

Payable to custodian bank       $ 30,761

Payable for investments          8,124,926
purchased

Payable for fund shares          422,322
redeemed

Distributions payable            415,052

Accrued management fee           166,857

Distribution fees payable        20,453

Other payables and accrued       147,584
expenses

 TOTAL LIABILITIES                           9,327,955

NET ASSETS                                  $ 473,503,596

Net Assets consist of:

Paid in capital                             $ 486,801,066

Undistributed net investment                 1,901,973
income

Accumulated undistributed net                (5,170,232)
realized gain (loss)  on
investments

Net unrealized appreciation                  (10,029,211)
(depreciation) on investments

NET ASSETS                                  $ 473,503,596

STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                         OCTOBER 31, 1999

CALCULATION OF MAXIMUM             $10.48
OFFERING PRICE CLASS A: NET
ASSET VALUE and redemption
price per share
($3,090,255 (divided by)
294,996 shares)

Maximum offering price per         $11.00
share (100/95.25 of $10.48)

CLASS T: NET ASSET VALUE and       $10.48
redemption price per share
($29,051,750 (divided by)
2,771,642 shares)

Maximum offering price per         $10.86
share (100/96.50 of $10.48)

CLASS B: NET ASSET VALUE and       $10.48
offering price per share
($19,101,218 (divided by)
1,823,400 shares)  A

INITIAL CLASS: NET ASSET           $10.49
VALUE, offering price and
redemption price   per share
($406,838,729 (divided by)
38,797,891 shares)

INSTITUTIONAL CLASS: NET           $10.47
ASSET VALUE, offering price
and redemption price   per
share ($15,421,644 (divided
by) 1,473,289 shares)

A REDEMPTION PRICE PER SHARE IS EQUAL TO NET ASSET VALUE LESS ANY
APPLICABLE CONTINGENT DEFERRED SALES CHARGE.

STATEMENT OF OPERATIONS

                                YEAR ENDED OCTOBER 31, 1999

INVESTMENT INCOME                              $ 34,267,086
Interest

EXPENSES

Management fee                  $ 2,110,419

Transfer agent fees              937,977

Distribution fees                190,306

Accounting fees and expenses     161,159

Non-interested trustees'         1,708
compensation

Custodian fees and expenses      91,213

Registration fees                91,994

Audit                            54,626

Legal                            15,537

Miscellaneous                    345

 Total expenses before           3,655,284
reductions

 Expense reductions              (27,083)       3,628,201

NET INVESTMENT INCOME                           30,638,885

REALIZED AND UNREALIZED GAIN
(LOSS)
Net realized gain (loss) on:

 Investment securities           (6,155,525)

 Futures contracts               534,939        (5,620,586)

Change in net unrealized
appreciation (depreciation)
on:

 Investment securities           (10,123,506)

 Futures contracts               115,853

 Delayed delivery commitments    (183,312)      (10,190,965)

NET GAIN (LOSS)                                 (15,811,551)

NET INCREASE (DECREASE) IN                     $ 14,827,334
NET ASSETS RESULTING  FROM
OPERATIONS

STATEMENT OF CHANGES IN NET ASSETS

                               YEAR ENDED OCTOBER 31, 1999  YEAR ENDED OCTOBER 31, 1998

INCREASE (DECREASE) IN NET
ASSETS

Operations Net investment      $ 30,638,885                 $ 32,333,262
income

 Net realized gain (loss)       (5,620,586)                  8,605,529

 Change in net unrealized       (10,190,965)                 (11,641,361)
appreciation (depreciation)

 NET INCREASE (DECREASE) IN     14,827,334                   29,297,430
NET ASSETS RESULTING  FROM
OPERATIONS

Distributions to shareholders   (30,183,549)                 (30,575,427)
From net investment income

 From net realized gain         (6,924,572)                  (1,430,037)

 TOTAL DISTRIBUTIONS            (37,108,121)                 (32,005,464)

Share transactions - net        (14,273,306)                 (19,139,888)
increase (decrease)

  TOTAL INCREASE (DECREASE)     (36,554,093)                 (21,847,922)
IN NET ASSETS

NET ASSETS

 Beginning of period            510,057,689                  531,905,611

 End of period (including      $ 473,503,596                $ 510,057,689
undistributed net investment
income of $1,901,973 and
$1,699,376, respectively)


FINANCIAL HIGHLIGHTS - CLASS A

YEARS ENDED OCTOBER 31,          1999      1998      1997 G      1997 F

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 10.960  $ 11.020  $ 11.050    $ 10.830
period

Income from Investment
Operations

Net investment income D           .646      .669      .170        .268

Net realized and unrealized       (.336)    (.061)    .048        .224
gain (loss)

Total from investment             .310      .608      .218        .492
operations

Less Distributions

From net investment income        (.640)    (.638)    (.168)      (.272)

From net realized gain            (.150)    (.030)    (.080)      -

Total distributions               (.790)    (.668)    (.248)      (.272)

Net asset value, end of period   $ 10.480  $ 10.960  $ 11.020    $ 11.050

TOTAL RETURN B, C                 2.93%     5.65%     2.00%       4.61%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 3,090   $ 1,865   $ 1,648     $ 1,586
(000 omitted)

Ratio of expenses to average      .90% E    .90% E    .90% A, E   .90% A, E
net assets

Ratio of net investment           6.09%     6.01%     6.18% A     6.09% A
income to average  net assets

Portfolio turnover rate           183%      262%      125% A      149%

A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
F FOR THE PERIOD MARCH 3, 1997 (COMMENCEMENT OF SALE OF CLASS A SHARES) TO JULY 31, 1997
G THREE MONTHS ENDED OCTOBER 31

FINANCIAL HIGHLIGHTS - CLASS T

YEARS ENDED OCTOBER 31,          1999      1998      1997 G       1997 F

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 10.960  $ 11.020  $ 11.050     $ 10.830
period

Income from Investment
Operations

Net investment income D           .637      .665      .167         .255

Net realized and unrealized       (.338)    (.063)    .048         .233
gain (loss)

Total from investment             .299      .602      .215         .488
operations

Less Distributions

From net investment income        (.629)    (.632)    (.165)       (.268)

From net realized gain            (.150)    (.030)    (.080)       -

Total distributions               (.779)    (.662)    (.245)       (.268)

Net asset value, end of period   $ 10.480  $ 10.960  $ 11.020     $ 11.050

TOTAL RETURN B, C                 2.82%     5.60%     1.98%        4.57%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 29,052  $ 19,103  $ 14,649     $ 12,193
(000 omitted)

Ratio of expenses to average      1.00% E   1.00% E   1.00% A, E   1.00% A, E
net assets

Ratio of net investment           5.99%     6.05%     6.10% A      5.99% A
income to average  net assets

Portfolio turnover rate           183%      262%      125% A       149%


A ANNUALIZED
B TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
F FOR THE PERIOD MARCH 3, 1997 (COMMENCEMENT OF SALE OF CLASS T SHARES) TO JULY 31, 1997
G THREE MONTHS ENDED OCTOBER 31

FINANCIAL HIGHLIGHTS - CLASS B

YEARS ENDED OCTOBER 31,          1999      1998      1997 G       1997 F

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 10.950  $ 11.020  $ 11.040     $ 10.830
period

Income from Investment
Operations

Net investment income D           .567      .584      .142         .234

Net realized and unrealized       (.324)    (.064)    .065         .214
gain (loss)

Total from investment             .243      .520      .207         .448
operations

Less Distributions

From net investment income        (.563)    (.560)    (.147)       (.238)

From net realized gain            (.150)    (.030)    (.080)       -

Total distributions               (.713)    (.590)    (.227)       (.238)

Net asset value, end of period   $ 10.480  $ 10.950  $ 11.020     $ 11.040

TOTAL RETURN B, C                 2.29%     4.82%     1.90%        4.20%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 19,101  $ 7,840   $ 1,587      $ 823
(000 omitted)

Ratio of expenses to average      1.62%     1.65% E   1.65% A, E   1.65% A, E
net assets

Ratio of net investment           5.37%     5.37%     5.32% A      5.34% A
income to average  net assets

Portfolio turnover rate           183%      262%      125% A       149%


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
F FOR THE PERIOD MARCH 3, 1997 (COMMENCEMENT OF SALE OF CLASS B SHARES) TO JULY 31, 1997
G THREE MONTHS ENDED OCTOBER 31

FINANCIAL HIGHLIGHTS - INITIAL CLASS

YEARS ENDED OCTOBER 31,         1999       1998       1997 F     1997  G    1996 G     1995 G

SELECTED PER-SHARE DATA

Net asset value, beginning of   $ 10.970   $ 11.020   $ 11.050   $ 10.780   $ 10.890   $ 10.580
period

Income from Investment
Operations

Net investment income            .674 D     .700 D     .176 D     .678 D     .729       .772

Net realized and  unrealized     (.342)     (.056)     .047       .391       (.015)     .325
gain (loss)

Total from investment            .332       .644       .223       1.069      .714       1.097
operations

Less Distributions

From net  investment income      (.662)     (.664)     (.173)     (.689)     (.724)     (.737)

From net realized gain           (.150)     (.030)     (.080)     (.110)     (.100)     -

In excess of net  realized       -          -          -          -          -          (.050)
gain

Total distributions              (.812)     (.694)     (.253)     (.799)     (.824)     (.787)

Net asset value,  end of        $ 10.490   $ 10.970   $ 11.020   $ 11.050   $ 10.780   $ 10.890
period

TOTAL RETURN B, C                3.14%      5.99%      2.05%      10.34%     6.72%      10.88%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period       $ 406,839  $ 459,212  $ 494,304  $ 506,113  $ 488,162  $ 416,241
(000 omitted)

Ratio of expenses to average     .70%       .71%       .72% A     .73%       .74%       .77%
net assets

Ratio of expenses to average     .70%       .71%       .72% A     .73%       .73% E     .77%
net assets after expense
reductions

Ratio of net investment          6.29%      6.34%      6.36% A    6.26%      6.75%      7.37%
income to average  net assets

Portfolio turnover rate          183%       262%       125% A     149%       221%       329%


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.
F THREE MONTHS ENDED OCTOBER 31
G YEAR ENDED JULY 31

FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS

YEARS ENDED OCTOBER 31,          1999      1998      1997 H      1997 G

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 10.950  $ 11.010  $ 11.040    $ 10.830
period

Income from Investment
Operations

Net investment income D           .669      .693      .172        .263

Net realized and unrealized       (.343)    (.063)    .050        .226
gain (loss)

Total from investment             .326      .630      .222        .489
operations

Less Distributions

From net investment income        (.656)    (.660)    (.172)      (.279)

From net realized gain            (.150)    (.030)    (.080)      -

Total distributions               (.806)    (.690)    (.252)      (.279)

Net asset value, end of period   $ 10.470  $ 10.950  $ 11.010    $ 11.040

TOTAL RETURN B, C                 3.09%     5.86%     2.05%       4.59%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 15,422  $ 22,038  $ 19,718    $ 13,177
(000 omitted)

Ratio of expenses to average      .75% E    .75% E    .75% A, E   .75% A, E
net assets

Ratio of expenses to average      .75%      .75%      .75% A      .70% A, F
net assets after expense
reductions

Ratio of net investment           6.24%     6.30%     6.35% A     6.29% A
income to average  net assets

Portfolio turnover rate           183%      262%      125% A      149%

A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
F FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.
G FOR THE PERIOD MARCH 3, 1997 (COMMENCEMENT OF SALE OF INSTITUTIONAL CLASS SHARES) TO JULY 31, 1997
H THREE MONTHS ENDED OCTOBER 31

NOTES TO FINANCIAL STATEMENTS
For the period ended October 31, 1999


1. SIGNIFICANT ACCOUNTING POLICIES.

Fidelity Advisor Mortgage Securities Fund (the fund) is a fund of Fidelity Advisor Series II (the trust) (formerly a fund of Fidelity Income Fund) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Initial Class, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Interest income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, and certain other class-specific fees, expenses, and expense reductions.

The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

SECURITY VALUATION. Securities are valued based upon a computerized matrix system and/or appraisals by a pricing service, both of which consider market transactions and dealer-supplied valuations. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.

INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

INVESTMENT INCOME. Interest income, which includes accretion of original issue discount, is accrued as earned.

EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

DISTRIBUTIONS TO SHAREHOLDERS. Distributions are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.

1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

DISTRIBUTIONS TO SHAREHOLDERS - CONTINUED

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for paydown gains/losses on certain securities, futures transactions, capital loss carryforwards and losses deferred due to wash sales.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. OPERATING POLICIES.

JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

DELAYED DELIVERY TRANSACTIONS. The fund may purchase or sell securities on a delayed delivery basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The fund may receive compensation for interest forgone in the purchase of a delayed delivery security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

2. OPERATING POLICIES - CONTINUED

FUTURES CONTRACTS. The fund may use futures contracts to manage its exposure to the bond market and to fluctuations in interest rates. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, the fund had no investments in restricted securities (excluding 144A issues).

3. PURCHASES AND SALES OF INVESTMENTS.

Purchases and sales of securities, other than short-term securities, aggregated $875,693,626 and $942,195,101, respectively, of which U.S. government and government agency obligations aggregated $853,484,094 and $932,362,579, respectively.

The market value of futures contracts opened and closed during the period amounted to $29,995,764 and $39,662,629, respectively.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.

MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .0920% to .3700% for the period. The annual individual fund fee rate is .30%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annual rate of .43% of average net assets.

SUB-ADVISER FEE. FMR, on behalf of the fund, has entered into a sub-advisory agreement with Fidelity Investments Money Management, Inc. (FIMM), a wholly owned subsidiary of FMR. For its services, FIMM receives a fee from FMR of 50% of the management fee payable to FMR. The fee is paid prior to any voluntary expense reimbursements which may be in effect.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Board of Trustees has adopted separate distribution plans with respect to each class of shares (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a distribution and service fee. A portion of this fee may be reallowed to securities dealers, banks and other financial institutions for the distribution of each class of shares and providing shareholder support services. For the period, this fee was based on the following annual rates of the average net assets of each applicable class:

CLASS A    .15%

CLASS T    .25%

CLASS B    .90%*

* .65% REPRESENTS A DISTRIBUTION FEE AND .25% REPRESENTS A SHAREHOLDER SERVICE FEE.

For the period, each class paid FDC the following amounts, a portion of which was retained by FDC:

          PAID TO FDC  RETAINED BY FDC

CLASS A   $ 3,865      $ 146

CLASS T    61,872       4,924

CLASS B    124,569      89,966

          $ 190,306    $ 95,036

SALES LOAD. FDC receives a front-end sales charge of up to 4.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class B share redemptions occurring within six years of purchase. The Class B charge is based on declining rates ranging from 5% to 1% of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. In addition, purchases of Class A and Class T shares that were subject to a finder's fee bear a contingent deferred sales charge on assets that do not remain in the fund for at least one year. The Class A and Class T contingent deferred sales charge is based on 0.25% of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. A portion of the sales charges paid to FDC is paid to securities dealers, banks and other financial institutions.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

SALES LOAD - CONTINUED

For the period, sales charge amounts paid to and retained by FDC were as follows:

          PAID TO FDC  RETAINED BY FDC

CLASS A   $ 29,751     $ 10,398

CLASS T    74,991       27,421

CLASS B    68,549       68,549*

          $ 173,291    $ 106,368

* WHEN CLASS B SHARES ARE INITIALLY SOLD, FDC PAYS COMMISSIONS FROM ITS OWN RESOURCES TO SECURITIES DEALERS,
 BANKS, AND OTHER FINANCIAL INSTITUTIONS THROUGH WHICH THE SALES ARE
MADE.

TRANSFER AGENT FEES. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent (collectively referred to as the transfer agent) for the fund's Class A, Class T, Class B, and Institutional Class. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the transfer agent for the Initial Class. FIIOC and FSC receive account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC and FSC pay for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC or FSC:

                       AMOUNT     % OF AVERAGE NET ASSETS

CLASS A                $ 8,236    .32

CLASS T                 72,011    .29

CLASS B                 28,891    .21

INITIAL CLASS           785,661   .18

INSTITUTIONAL CLASS     43,178    .24

                       $ 937,977

ACCOUNTING FEES. FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

5. EXPENSE REDUCTIONS.

FMR voluntarily agreed to reimburse operating expenses (excluding interest, taxes, certain securities lending fees, brokerage commissions and extraordinary expenses, if any) above the following annual rates or range of annual rates of average net assets for each of the following classes:

                      FMR EXPENSE LIMITATIONS  REIMBURSEMENT

CLASS A               .90%                     $ 2,125

CLASS T               1.00%                     13,483

INSTITUTIONAL CLASS   .75%                      454

                                               $ 16,062

In addition, through an arrangement with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of expenses. During the period, the fund's custodian fees were reduced by $11,021 under the custodian arrangement.

6. DISTRIBUTIONS TO SHAREHOLDERS.

Distributions to shareholders of each class were as follows:

                            YEAR ENDED OCTOBER 31,

                            1999                    1998

FROM NET INVESTMENT INCOME

Class A                     $ 153,223               $ 47,643

Class T                      1,450,107               835,552

Class B                      724,614                 198,305

Initial Class                26,727,640              28,222,031

Institutional Class          1,127,965               1,271,896

Total                       $ 30,183,549            $ 30,575,427

FROM NET REALIZED GAIN

Class A                     $ 26,293                $ 4,543

Class T                      278,709                 41,653

Class B                      132,050                 4,898

Initial Class                6,182,269               1,324,784

Institutional Class          305,251                 54,159

Total                       $ 6,924,572             $ 1,430,037

Total  Distributions        $ 37,108,121            $ 32,005,464

7. SHARE TRANSACTIONS.

Transactions for each class of shares for the periods are as follows:

                            SHARES                                          DOLLARS

                            YEAR ENDED OCTOBER 31,  YEAR ENDED OCTOBER 31,  YEAR ENDED OCTOBER 31,  YEAR ENDED OCTOBER 31,

                            1999                    1998                    1999                    1998



CLASS A Shares sold          233,326                 191,569                $ 2,488,784             $ 2,113,314

Reinvestment of
distributions                11,952                  3,475                   127,329                 38,300

Shares redeemed              (120,472)               (174,371)               (1,280,382)             (1,919,263)

Net increase (decrease)      124,806                 20,673                 $ 1,335,731             $ 232,351

CLASS T Shares sold          2,003,369               1,214,468              $ 21,386,352            $ 13,402,368

Reinvestment of
distributions                148,336                 72,903                  1,582,559               803,861

Shares redeemed              (1,122,570)             (874,013)               (11,947,707)            (9,643,136)

Net increase (decrease)      1,029,135               413,358                $ 11,021,204            $ 4,563,093

CLASS B Shares sold          1,505,268               623,528                $ 16,049,817            $ 6,874,797

Reinvestment of
distributions                63,855                  14,736                  679,689                 162,453

Shares redeemed              (461,420)               (66,613)                (4,891,488)             (734,102)

Net increase (decrease)      1,107,703               571,651                $ 11,838,018            $ 6,303,148

INITIAL CLASS Shares sold    3,914,002               5,885,198              $ 41,964,545            $ 64,970,201

Reinvestment of
distributions                2,515,203               2,196,325               26,913,754              24,230,109

Shares redeemed              (9,502,966)             (11,046,014)            (101,601,425)           (121,871,170)

Net increase (decrease)      (3,073,761)             (2,964,491)            $ (32,723,126)          $ (32,670,860)

INSTITUTIONAL CLASS Shares   667,600                 1,131,767              $ 7,141,162             $ 12,463,547
sold

Reinvestment of
distributions                70,535                  61,639                  754,625                 679,028

Shares redeemed              (1,277,677)             (971,330)               (13,640,920)            (10,710,195)

Net increase (decrease)      (539,542)               222,076                $ (5,745,133)           $ 2,432,380


REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees of Fidelity Advisor Series II and the Shareholders of Fidelity Advisor Mortgage Securities Fund (formerly a fund of Fidelity Income Fund):

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Advisor Mortgage Securities Fund (a fund of Fidelity Advisor Series II, formerly a fund of Fidelity Income Fund) at October 31, 1999, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Advisor Mortgage Securities Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 1999 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

/s/PricewaterhouseCoopers LLP
PricewaterhouseCoopers LLP

Boston, Massachusetts
December 8, 1999

DISTRIBUTIONS


The fund hereby designates 100% of the long-term capital gain dividends distributed during the fiscal year as 20%-rate capital gain dividends.

The fund will notify shareholders in January 2000 of amounts for use in preparing 1999 income tax returns.

MANAGING YOUR INVESTMENTS


Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

BY PHONE

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(PHONE_GRAPHIC)FIDELITY AUTOMATED
SERVICE TELEPHONE (FASTSM)
1-800-544-5555

PRESS

1 For mutual fund and brokerage trading.

2 For quotes.*

3 For account balances and holdings.

4 To review orders and mutual
fund activity.

5 To change your PIN.

*0To speak to a Fidelity representative.

BY PC

Fidelity's Web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(COMPUTER_GRAPHIC)FIDELITY'S WEB SITE
WWW.FIDELITY.COM

If you are not currently on the Internet, call EarthLink Sprint at 1-800-288-2967, and be sure to ask for registration number SMD004 to receive a special Fidelity package that includes 30 days of free Internet access. EarthLink is North America's #1 independent Internet access provider.

(COMPUTER_GRAPHIC)
FIDELITY ON-LINE XPRESS+(registered trademark)

Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-0240 or visit our Web site for more information on how to manage your investments via your PC.

* WHEN YOU CALL THE QUOTES LINE, PLEASE REMEMBER THAT A FUND'S YIELD AND RETURN WILL VARY AND,
EXCEPT FOR MONEY MARKET FUNDS, SHARE PRICE WILL ALSO VARY. THIS MEANS THAT YOU MAY HAVE A
GAIN OR LOSS WHEN YOU SELL YOUR SHARES. THERE IS NO ASSURANCE THAT MONEY MARKET FUNDS WILL BE
ABLE TO MAINTAIN A STABLE $1 SHARE PRICE; AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED
OR GUARANTEED BY THE U.S. GOVERNMENT. TOTAL RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE
PRICE, REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS, AND THE EFFECTS OF ANY SALES CHARGES.

TO VISIT FIDELITY


For directions and hours,
please call 1-800-544-9797.

ARIZONA

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Scottsdale, AZ

CALIFORNIA

815 East Birch Street
Brea, CA

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Campbell, CA

527 North Brand Boulevard
Glendale, CA

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Irvine, CA

10100 Santa Monica Blvd.
Los Angeles, CA

251 University Avenue
Palo Alto, CA

1760 Challenge Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

455 Market Street
San Francisco, CA

950 Northgate Drive
San Rafael, CA

1400 Civic Drive
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

COLORADO

1625 Broadway
Denver, CO

CONNECTICUT

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

DELAWARE

222 Delaware Avenue
Wilmington, DE

FLORIDA

4400 N. Federal Highway
Boca Raton, FL

90 Alhambra Plaza
Coral Gables, FL

4090 N. Ocean Boulevard
Ft. Lauderdale, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

2401 PGA Boulevard
Palm Beach Gardens, FL

8065 Beneva Road
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

GEORGIA

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

ILLINOIS

One North Franklin Street
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1700 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

INDIANA

4729 East 82nd Street
Indianapolis, IN

MAINE

3 Canal Plaza
Portland, ME

MARYLAND

7401 Wisconsin Avenue
Bethesda, MD

1 West Pennsylvania Ave.
Towson, MD

MASSACHUSETTS

470 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

25 State Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

416 Belmont Street
Worcester, MA

MICHIGAN

280 North Woodward Ave.
Birmingham, MI

29155 Northwestern Hwy.
Southfield, MI

MINNESOTA

7600 France Avenue South
Edina, MN

MISSOURI

700 West 47th Street
Kansas City, MO

8885 Ladue Road
Ladue, MO

200 North Broadway
St. Louis, MO

NEW JERSEY

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

501 Route 17, South
Paramus, NJ

NEW YORK

1055 Franklin Avenue
Garden City, NY

999 Walt Whitman Road
Melville, L.I., NY

1271 Avenue of the Americas
New York, NY

71 Broadway
New York, NY

350 Park Avenue
New York, NY

NORTH CAROLINA

4611 Sharon Road
Charlotte, NC

OHIO

600 Vine Street
Cincinnati, OH

28699 Chagrin Boulevard
Woodmere Village, OH

OREGON

16850 SW 72 Avenue
Tigard, OR

PENNSYLVANIA

1735 Market Street
Philadelphia, PA

439 Fifth Avenue
Pittsburgh, PA

TENNESSEE

6150 Poplar Road
Memphis, TN

TEXAS

10000 Research Boulevard
Austin, TX

4017 Northwest Parkway
Dallas, TX

1155 Dairy Ashford Street
Houston, TX

2701 Drexel Drive
Houston, TX

400 East Colinas Blvd.
Irving, TX

14100 San Pedro
San Antonio, TX

19740 IH 45 North
Spring, TX

UTAH

215 South State Street
Salt Lake City, UT

VIRGINIA

8180 Greensboro Drive
McLean, VA

WASHINGTON

411 108th Avenue, N.E.
Bellevue, WA

511 Pine Street
Seattle, WA

WASHINGTON, DC

1900 K Street, N.W.
Washington, DC

WISCONSIN

595 North Barker Road
Brookfield, WI

TO WRITE FIDELITY


If more than one address is listed, please locate the address that is
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ACCOUNTS

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GENERAL CORRESPONDENCE

Fidelity Investments
P.O. Box 500
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INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA

INVESTMENT SUB-ADVISERS
Fidelity Investment Money
Management (FIMM) Inc., Merrimack, NH
Fidelity Management & Research
 (U.K.) Inc., London, England
Fidelity Management & Research
 (Far East) Inc., Tokyo, Japan

OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Fred L. Henning, Jr., Vice President
Dwight D. Churchill, Vice President
Thomas J. Silvia, Vice President
Stanley N. Griffith, Assistant Vice President
Eric D. Roiter, Secretary
Richard A. Silver, Treasurer
Matthew N. Karstetter, Deputy Treasurer
John H. Costello, Assistant Treasurer
Thomas J. Simpson, Assistant Treasurer

BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *

ADVISORY BOARD
J. Gary Burkhead
Abigail P. Johnson
Ned C. Lautenbach

GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA

* INDEPENDENT TRUSTEES

TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Service Company, Inc.
Boston, MA

CUSTODIAN
The Bank of New York
New York, NY

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Target TimelineSM  2001 & 2003

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Corporate Headquarters
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www.fidelity.com



FIDELITY(REGISTERED TRADEMARK) ADVISOR
SHORT FIXED-INCOME
FUND - CLASS A, CLASS T AND CLASS C

ANNUAL REPORT
OCTOBER 31, 1999

(2_FIDELITY_LOGOS)(registered trademark)

CONTENTS


PRESIDENT'S MESSAGE           3   Ned Johnson on investing
                                  strategies.

PERFORMANCE                   4   How the fund has done over
                                  time.

FUND TALK                     15  The manager's review of fund
                                  performance, strategy and
                                  outlook.

INVESTMENT CHANGES            18  A summary of major shifts in
                                  the fund's investments over
                                  the past six months.

INVESTMENTS                   19  A complete list of the fund's
                                  investments with their
                                  market values.

FINANCIAL STATEMENTS          32  Statements of assets and
                                  liabilities, operations, and
                                  changes in net assets,  as
                                  well as financial highlights.

NOTES                         40  Notes to the financial
                                  statements.

INDEPENDENT AUDITORS' REPORT  46  The auditors' opinion.

DISTRIBUTIONS                 47


Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report is printed on recycled paper using soy-based inks.

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE
SUBMITTED FOR THE GENERAL INFORMATION
OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS
IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.

MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED
BY,
ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC,
FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT
INVESTED.

NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY ADVISOR FUND, INCLUDING CHARGES AND EXPENSES, CONTACT YOUR
INVESTMENT PROFESSIONAL FOR A FREE PROSPECTUS. READ IT CAREFULLY
BEFORE YOU INVEST OR SEND MONEY.

PRESIDENT'S MESSAGE


(PHOTO_OF_EDWARD_C_JOHNSON_3D)

DEAR SHAREHOLDER:

All major U.S. equity market indexes posted positive returns for the month of October, led by the technology-heavy NASDAQ Index, which climbed to a record high close during the month. Domestic bonds, however, turned in relatively flat performance, due in large part to lingering fears of a potential interest rate hike by the Federal Reserve Board, and its adoption of a tightening bias during the first week of the month.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.

An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.

If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

Remember to contact your investment professional if you need help with your investments.

Best regards,
Edward C. Johnson 3d

FIDELITY ADVISOR SHORT FIXED-INCOME FUND - CLASS A
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the class' income, as reflected in its yield, to measure performance. The initial offering of Class A shares took place on September 3, 1996. Class A shares bear a 0.15% 12b-1 fee. Returns prior to September 3, 1996 are those of Class T, the original class of the fund, and reflect Class T shares' 0.15% 12b-1 fee. If Fidelity had not reimbursed certain class expenses, the past five year and past 10 year total returns would have been lower.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED OCTOBER 31, 1999     PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY(REGISTERED                3.12%        29.70%        83.10%
TRADEMARK) ADV SHORT
FIXED-INCOME - CL A

FIDELITY ADV SHORT                 1.57%        27.75%        80.35%
FIXED-INCOME - CL A  (INCL.
1.50% SALES CHARGE)

LB 1-3 Year Govt/Corp              3.20%        36.56%        91.97%

Short Investment Grade Debt        2.98%        32.77%        86.39%
Funds Average

CUMULATIVE TOTAL RETURNS show Class A's performance in percentage terms over a set period - in this case, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class A's returns to the performance of the Lehman Brothers 1-3 Year Government/Corporate Bond Index - a market value-weighted index of government and investment-grade corporate fixed-rate debt issues with maturities between one and three years. To measure how Class A's performance stacked up against its peers, you can compare it to the short investment grade debt funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past one year average represents a peer group of 112 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED OCTOBER 31, 1999   PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY ADV SHORT               3.12%        5.34%         6.24%
FIXED-INCOME - CL A

FIDELITY ADV SHORT               1.57%        5.02%         6.07%
FIXED-INCOME - CL A  (INCL.
1.50% SALES CHARGE)

LB 1-3 Year Govt/Corp            3.20%        6.43%         6.74%

Short Investment Grade Debt      2.98%        5.83%         6.41%
Funds Average

AVERAGE ANNUAL TOTAL RETURNS take Class A shares' cumulative return and show you what would have happened if Class A shares had performed at a constant rate each year.

$10,000 OVER 10 YEARS
             FA Short Fixed-Inc -CL A    LB 1-3 Year Govt/Corp
             00263                       LB013
  1989/10/31       9850.00                    10000.00
  1989/11/30       9927.37                    10089.40
  1989/12/31       9979.51                    10129.34
  1990/01/31       9956.92                    10139.94
  1990/02/28       9997.17                    10193.74
  1990/03/31      10050.08                    10226.08
  1990/04/30      10059.24                    10251.62
  1990/05/31      10217.33                    10410.04
  1990/06/30      10296.38                    10520.09
  1990/07/31      10418.32                    10647.54
  1990/08/31      10401.65                    10685.31
  1990/09/30      10427.58                    10765.47
  1990/10/31      10400.97                    10876.61
  1990/11/30      10466.48                    10982.85
  1990/12/31      10565.22                    11111.38
  1991/01/31      10533.46                    11211.92
  1991/02/28      10642.74                    11292.90
  1991/03/31      10832.79                    11374.96
  1991/04/30      10990.47                    11486.37
  1991/05/31      11102.65                    11558.11
  1991/06/30      11156.92                    11601.04
  1991/07/31      11233.57                    11702.94
  1991/08/31      11422.14                    11861.63
  1991/09/30      11540.30                    11989.35
  1991/10/31      11669.12                    12118.42
  1991/11/30      11787.16                    12240.97
  1991/12/31      11977.92                    12426.02
  1992/01/31      12027.04                    12413.25
  1992/02/29      12108.13                    12452.65
  1992/03/31      12164.65                    12449.93
  1992/04/30      12243.55                    12563.79
  1992/05/31      12370.48                    12681.45
  1992/06/30      12484.18                    12811.06
  1992/07/31      12639.42                    12961.33
  1992/08/31      12746.75                    13065.95
  1992/09/30      12852.18                    13189.59
  1992/10/31      12770.61                    13110.24
  1992/11/30      12776.57                    13091.76
  1992/12/31      12888.95                    13215.40
  1993/01/31      13084.28                    13356.43
  1993/02/28      13243.47                    13465.39
  1993/03/31      13328.50                    13509.14
  1993/04/30      13395.95                    13593.92
  1993/05/31      13452.81                    13562.95
  1993/06/30      13587.89                    13665.66
  1993/07/31      13668.26                    13696.91
  1993/08/31      13802.36                    13811.58
  1993/09/30      13850.04                    13856.15
  1993/10/31      13936.26                    13888.48
  1993/11/30      13993.61                    13892.56
  1993/12/31      14112.63                    13948.81
  1994/01/31      14200.68                    14037.66
  1994/02/28      14084.80                    13952.61
  1994/03/31      13762.19                    13880.87
  1994/04/30      13689.63                    13828.16
  1994/05/31      13772.06                    13846.91
  1994/06/30      13663.67                    13883.32
  1994/07/31      13788.30                    14009.67
  1994/08/31      13900.24                    14056.95
  1994/09/30      13894.89                    14025.71
  1994/10/31      13905.49                    14057.77
  1994/11/30      13929.38                    13998.80
  1994/12/31      13637.16                    14025.43
  1995/01/31      13738.62                    14218.09
  1995/02/28      13908.85                    14414.83
  1995/03/31      13981.96                    14496.62
  1995/04/30      14095.80                    14627.86
  1995/05/31      14349.41                    14881.12
  1995/06/30      14416.98                    14962.09
  1995/07/31      14470.09                    15021.87
  1995/08/31      14556.03                    15112.90
  1995/09/30      14625.88                    15187.63
  1995/10/31      14746.65                    15313.71
  1995/11/30      14866.29                    15445.50
  1995/12/31      14975.64                    15562.62
  1996/01/31      15085.86                    15695.77
  1996/02/29      15033.66                    15635.99
  1996/03/31      15005.61                    15624.58
  1996/04/30      15007.44                    15640.34
  1996/05/31      15040.21                    15676.48
  1996/06/30      15150.21                    15791.15
  1996/07/31      15197.02                    15852.56
  1996/08/31      15244.45                    15910.98
  1996/09/30      15370.55                    16056.63
  1996/10/31      15534.40                    16237.87
  1996/11/30      15646.54                    16359.61
  1996/12/31      15593.68                    16362.33
  1997/01/31      15658.68                    16441.40
  1997/02/28      15700.84                    16482.16
  1997/03/31      15682.55                    16469.39
  1997/04/30      15813.46                    16604.44
  1997/05/31      15912.76                    16720.47
  1997/06/30      16010.69                    16836.77
  1997/07/31      16197.17                    17023.72
  1997/08/31      16210.65                    17039.75
  1997/09/30      16325.91                    17171.00
  1997/10/31      16410.33                    17294.64
  1997/11/30      16459.83                    17338.12
  1997/12/31      16563.82                    17452.51
  1998/01/31      16771.85                    17620.99
  1998/02/28      16790.72                    17638.65
  1998/03/31      16850.77                    17707.40
  1998/04/30      16909.10                    17795.17
  1998/05/31      17006.55                    17891.91
  1998/06/30      17080.78                    17984.29
  1998/07/31      17160.77                    18067.99
  1998/08/31      17277.25                    18275.86
  1998/09/30      17484.14                    18521.78
  1998/10/31      17489.47                    18601.94
  1998/11/30      17493.13                    18598.41
  1998/12/31      17573.10                    18670.42
  1999/01/31      17672.06                    18750.31
  1999/02/28      17616.49                    18671.23
  1999/03/31      17739.38                    18803.49
  1999/04/30      17818.03                    18867.94
  1999/05/31      17788.22                    18848.67
  1999/06/30      17811.60                    18908.37
  1999/07/31      17838.29                    18962.53
  1999/08/31      17864.38                    19012.35
  1999/09/30      17987.08                    19140.27
  1999/10/29      18035.26                    19196.90
IMATRL PRASUN   SHR__CHT 19991031 19991112 092935 R00000000000123

$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Short Fixed-Income Fund - Class A on October 31, 1989, and the current 1.50% sales charge was paid. As the chart shows, by October 31, 1999, the value of the investment would have grown to $18,035 - an 80.35% increase on the initial investment. For comparison, look at how the Lehman Brothers 1-3 Year Government/Corporate Bond Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 would have grown to $19,197 - a 91.97% increase.

(checkmark)UNDERSTANDING
PERFORMANCE

How a fund did yesterday is
no guarantee of how it will do
tomorrow. Bond prices, for
example, generally move in
the opposite direction of
interest rates. In turn, the share
price, return and yield of a
fund that invests in bonds will
vary. That means if you sell
your shares during a market
downturn, you might lose
money. But if you can ride out
the market's ups and downs,
you may have a gain.

TOTAL RETURN COMPONENTS

                   YEARS ENDED OCTOBER 31,                  SEPTEMBER 3, 1996
                                                            (COMMENCEMENT OF SALE OF
                                                            CLASS A SHARES) TO OCTOBER 31,

                   1999                      1998   1997    1996

Dividend returns   5.57%                     5.83%  6.28%   0.99%

Capital returns    -2.45%                    0.75%  -0.64%  0.86%

Total returns      3.12%                     6.58%  5.64%   1.85%


TOTAL RETURN COMPONENTS include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the class. A capital return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains, if any, paid by the class are reinvested, and exclude the effect of sales charges.

DIVIDENDS AND YIELD

PERIODS ENDED OCTOBER 31, 1999   PAST 1 MONTH  PAST 6 MONTHS  PAST 1 YEAR

Dividends per share              4.46(cents)   26.12(cents)   51.50(cents)

Annualized dividend rate         5.75%         5.64%          5.57%

30-day annualized yield          5.93%         -              -

DIVIDENDS per share show the income paid by the class for a set period. If you annualize this number, based on an average share price of $9.14 over the past one month, $9.19 over the past six months, and $9.25 over the past one year, you can compare the class' income over these three periods. The 30-day annualized YIELD is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. The offering share price used in the calculation of the yield includes the effect of Class A's current 1.50% sales charge.

FIDELITY ADVISOR SHORT FIXED-INCOME FUND - CLASS T
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the class' income, as reflected in its yield, to measure performance. If Fidelity had not reimbursed certain class expenses, the past 10 year total returns would have been lower.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED OCTOBER 31, 1999     PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY ADV SHORT                 3.12%        29.93%        83.42%
FIXED-INCOME - CL T

FIDELITY ADV SHORT                 1.57%        27.98%        80.67%
FIXED-INCOME - CL T  (INCL.
1.50% SALES CHARGE)

LB 1-3 Year Govt/Corp              3.20%        36.56%        91.97%

Short Investment Grade Debt        2.98%        32.77%        86.39%
Funds Average

CUMULATIVE TOTAL RETURNS show Class T's performance in percentage terms over a set period - in this case, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class T's returns to the performance of the Lehman Brothers 1-3 Year Government/Corporate Bond Index - a market value-weighted index of government and investment-grade corporate fixed-rate debt issues with maturities between one and three years. To measure how Class T's performance stacked up against its peers, you can compare it to the short investment grade debt funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past one years average represents a peer group of 112 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED OCTOBER 31, 1999   PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY ADV SHORT               3.12%        5.38%         6.25%
FIXED-INCOME - CL T

FIDELITY ADV SHORT               1.57%        5.06%         6.09%
FIXED-INCOME - CL T  (INCL.
1.50% SALES CHARGE)

LB 1-3 Year Govt/Corp            3.20%        6.43%         6.74%

Short Investment Grade Debt      2.98%        5.83%         6.41%
Funds Average

AVERAGE ANNUAL TOTAL RETURNS take Class T shares' cumulative return and show you what would have happened if Class T shares had performed at a constant rate each year.

$10,000 OVER 10 YEARS
             FA Short Fixed-Inc -CL T    LB 1-3 Year Govt/Corp
             00173                       LB013
  1989/10/31       9850.00                    10000.00
  1989/11/30       9927.37                    10089.40
  1989/12/31       9979.51                    10129.34
  1990/01/31       9956.92                    10139.94
  1990/02/28       9997.17                    10193.74
  1990/03/31      10050.08                    10226.08
  1990/04/30      10059.24                    10251.62
  1990/05/31      10217.33                    10410.04
  1990/06/30      10296.38                    10520.09
  1990/07/31      10418.32                    10647.54
  1990/08/31      10401.65                    10685.31
  1990/09/30      10427.58                    10765.47
  1990/10/31      10400.97                    10876.61
  1990/11/30      10466.48                    10982.85
  1990/12/31      10565.22                    11111.38
  1991/01/31      10533.46                    11211.92
  1991/02/28      10642.74                    11292.90
  1991/03/31      10832.79                    11374.96
  1991/04/30      10990.47                    11486.37
  1991/05/31      11102.65                    11558.11
  1991/06/30      11156.92                    11601.04
  1991/07/31      11233.57                    11702.94
  1991/08/31      11422.14                    11861.63
  1991/09/30      11540.30                    11989.35
  1991/10/31      11669.12                    12118.42
  1991/11/30      11787.16                    12240.97
  1991/12/31      11977.92                    12426.02
  1992/01/31      12027.04                    12413.25
  1992/02/29      12108.13                    12452.65
  1992/03/31      12164.65                    12449.93
  1992/04/30      12243.55                    12563.79
  1992/05/31      12370.48                    12681.45
  1992/06/30      12484.18                    12811.06
  1992/07/31      12639.42                    12961.33
  1992/08/31      12746.75                    13065.95
  1992/09/30      12852.18                    13189.59
  1992/10/31      12770.61                    13110.24
  1992/11/30      12776.57                    13091.76
  1992/12/31      12888.95                    13215.40
  1993/01/31      13084.28                    13356.43
  1993/02/28      13243.47                    13465.39
  1993/03/31      13328.50                    13509.14
  1993/04/30      13395.95                    13593.92
  1993/05/31      13452.81                    13562.95
  1993/06/30      13587.89                    13665.66
  1993/07/31      13668.26                    13696.91
  1993/08/31      13802.36                    13811.58
  1993/09/30      13850.04                    13856.15
  1993/10/31      13936.26                    13888.48
  1993/11/30      13993.61                    13892.56
  1993/12/31      14112.63                    13948.81
  1994/01/31      14200.68                    14037.66
  1994/02/28      14084.80                    13952.61
  1994/03/31      13762.19                    13880.87
  1994/04/30      13689.63                    13828.16
  1994/05/31      13772.06                    13846.91
  1994/06/30      13663.67                    13883.32
  1994/07/31      13788.30                    14009.67
  1994/08/31      13900.24                    14056.95
  1994/09/30      13894.89                    14025.71
  1994/10/31      13905.49                    14057.77
  1994/11/30      13929.38                    13998.80
  1994/12/31      13637.16                    14025.43
  1995/01/31      13738.62                    14218.09
  1995/02/28      13908.85                    14414.83
  1995/03/31      13981.96                    14496.62
  1995/04/30      14095.80                    14627.86
  1995/05/31      14349.41                    14881.12
  1995/06/30      14416.98                    14962.09
  1995/07/31      14470.09                    15021.87
  1995/08/31      14556.03                    15112.90
  1995/09/30      14625.88                    15187.63
  1995/10/31      14746.65                    15313.71
  1995/11/30      14866.29                    15445.50
  1995/12/31      14975.64                    15562.62
  1996/01/31      15085.86                    15695.77
  1996/02/29      15033.66                    15635.99
  1996/03/31      15005.61                    15624.58
  1996/04/30      15007.44                    15640.34
  1996/05/31      15040.21                    15676.48
  1996/06/30      15150.21                    15791.15
  1996/07/31      15197.02                    15852.56
  1996/08/31      15244.45                    15910.98
  1996/09/30      15387.15                    16056.63
  1996/10/31      15551.06                    16237.87
  1996/11/30      15663.14                    16359.61
  1996/12/31      15660.72                    16362.33
  1997/01/31      15725.82                    16441.40
  1997/02/28      15767.94                    16482.16
  1997/03/31      15749.80                    16469.39
  1997/04/30      15880.82                    16604.44
  1997/05/31      15980.44                    16720.47
  1997/06/30      16078.40                    16836.77
  1997/07/31      16265.70                    17023.72
  1997/08/31      16280.13                    17039.75
  1997/09/30      16378.15                    17171.00
  1997/10/31      16479.45                    17294.64
  1997/11/30      16525.94                    17338.12
  1997/12/31      16627.97                    17452.51
  1998/01/31      16783.49                    17620.99
  1998/02/28      16805.61                    17638.65
  1998/03/31      16855.10                    17707.40
  1998/04/30      16937.35                    17795.17
  1998/05/31      17041.24                    17891.91
  1998/06/30      17104.63                    17984.29
  1998/07/31      17187.69                    18067.99
  1998/08/31      17305.74                    18275.86
  1998/09/30      17514.18                    18521.78
  1998/10/31      17520.76                    18601.94
  1998/11/30      17524.34                    18598.41
  1998/12/31      17605.04                    18670.42
  1999/01/31      17705.22                    18750.31
  1999/02/28      17648.94                    18671.23
  1999/03/31      17792.54                    18803.49
  1999/04/30      17854.48                    18867.94
  1999/05/31      17821.60                    18848.67
  1999/06/30      17863.89                    18908.37
  1999/07/31      17890.18                    18962.53
  1999/08/31      17915.78                    19012.35
  1999/09/30      18038.59                    19140.27
  1999/10/29      18066.98                    19196.90
IMATRL PRASUN   SHR__CHT 19991031 19991112 093541 R00000000000123

$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Short Fixed-Income Fund - Class T on October 31, 1989, and the current 1.50% sales charge was paid. As the chart shows, by October 31, 1999, the value of the investment would have grown to $18,067- an 80.67% increase on the initial investment. For comparison, look at how the Lehman Brothers 1-3 Year Government/Corporate Bond Index did over the same period. With dividends, and capital gains, if any, reinvested, the same $10,000 would have grown to $19,197 - a 91.97% increase.

(checkmark)UNDERSTANDING
PERFORMANCE

How a fund did yesterday is
no guarantee of how it will do
tomorrow. Bond prices, for
example, generally move in
the opposite direction of
interest rates. In turn, the share
price, return and yield of a
fund that invests in bonds will
vary. That means if you sell
your shares during a market
downturn, you might lose
money. But if you can ride out
the market's ups and downs,
you may have a gain.

TOTAL RETURN COMPONENTS

                   YEARS ENDED OCTOBER 31,

                   1999             1998   1997    1996    1995

Dividend returns   5.57%            6.00%  6.29%   6.40%   6.16%

Capital returns    -2.45%           0.32%  -0.32%  -0.95%  -0.11%

Total returns      3.12%            6.32%  5.97%   5.45%   6.05%

TOTAL RETURN COMPONENTS include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the class. A capital return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains, if any, paid by the class are reinvested, and exclude the effects of sales charges.

DIVIDENDS AND YIELD

PERIODS ENDED OCTOBER 31, 1999   PAST 1 MONTH  PAST 6 MONTHS  PAST 1 YEAR

Dividends per share              4.45(cents)   25.87(cents)   51.50(cents)

Annualized dividend rate         5.73%         5.58%          5.56%

30-day annualized yield          5.91%         -              -

DIVIDENDS per share show the income paid by the class for a set period. If you annualize this number, based on an average share price of $9.14 over the past one month, $9.20 over the past six months, and $9.26 over the past one year, you can compare the class' income over these three periods. The 30-day annualized YIELD is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. The offering share price used in the calculation of the yield includes the effect of Class T's current 1.50% sales charge.

FIDELITY ADVISOR SHORT FIXED-INCOME FUND - CLASS C
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the class' income, as reflected in its yield, to measure performance. The initial offering of Class C shares took place on November 3, 1997. Class C shares bear a 1.00% 12b-1 fee. Returns prior to November 3, 1997 are those of Class T, the original class of the fund, and reflect Class T shares' 0.15% 12b-1 fee. Had Class C shares' 12b-1 fee been reflected, returns prior to November 3, 1997 would have been lower. Class C shares' contingent deferred sales charge included in the past one year, past five year and past 10 year total return figures are 1%, 0% and 0%, respectively. If Fidelity had not reimbursed certain class expenses, the past five year and past 10 year total returns would have been lower.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED OCTOBER 31, 1999     PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY ADV SHORT                 2.31%        27.81%        80.43%
FIXED-INCOME - CL C

FIDELITY ADV SHORT                 1.33%        27.81%        80.43%
FIXED-INCOME - CL C  (INCL.
CONTINGENT DEFERRED SALES
CHARGE)

LB 1-3 Year Govt/Corp              3.20%        36.56%        91.97%

Short Investment Grade Debt        2.98%        32.77%        86.39%
Funds Average

CUMULATIVE TOTAL RETURNS show Class C's performance in percentage terms over a set period - in this case, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class C's returns to the performance of the Lehman Brothers 1-3 Year Government/Corporate Bond Index - a market value-weighted index of government and investment-grade corporate fixed-rate debt issues with maturities between one and three years. To measure how Class C's performance stacked up against its peers, you can compare it to the short investment grade debt funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past one year average represents a peer group of 112 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED OCTOBER 31, 1999   PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY ADV SHORT               2.31%        5.03%         6.08%
FIXED-INCOME - CL C

FIDELITY ADV SHORT               1.33%        5.03%         6.08%
FIXED-INCOME - CL C  (INCL.
CONTINGENT DEFERRED SALES
CHARGE)

LB 1-3 Year Govt/Corp            3.20%        6.43%         6.74%

Short Investment Grade Debt      2.98%        5.83%         6.41%
Funds Average

AVERAGE ANNUAL TOTAL RETURNS take Class C shares' cumulative return and show you what would have happened if Class C shares had performed at a constant rate each year.

$10,000 OVER 10 YEARS
             FA Short Fixed-Inc -CL C    LB 1-3 Year Govt/Corp
             00526                       LB013
  1989/10/31      10000.00                    10000.00
  1989/11/30      10078.55                    10089.40
  1989/12/31      10131.49                    10129.34
  1990/01/31      10108.55                    10139.94
  1990/02/28      10149.41                    10193.74
  1990/03/31      10203.12                    10226.08
  1990/04/30      10212.43                    10251.62
  1990/05/31      10372.93                    10410.04
  1990/06/30      10453.18                    10520.09
  1990/07/31      10576.97                    10647.54
  1990/08/31      10560.05                    10685.31
  1990/09/30      10586.38                    10765.47
  1990/10/31      10559.36                    10876.61
  1990/11/30      10625.86                    10982.85
  1990/12/31      10726.11                    11111.38
  1991/01/31      10693.87                    11211.92
  1991/02/28      10804.81                    11292.90
  1991/03/31      10997.76                    11374.96
  1991/04/30      11157.84                    11486.37
  1991/05/31      11271.72                    11558.11
  1991/06/30      11326.82                    11601.04
  1991/07/31      11404.64                    11702.94
  1991/08/31      11596.08                    11861.63
  1991/09/30      11716.04                    11989.35
  1991/10/31      11846.82                    12118.42
  1991/11/30      11966.66                    12240.97
  1991/12/31      12160.33                    12426.02
  1992/01/31      12210.20                    12413.25
  1992/02/29      12292.51                    12452.65
  1992/03/31      12349.90                    12449.93
  1992/04/30      12430.00                    12563.79
  1992/05/31      12558.86                    12681.45
  1992/06/30      12674.29                    12811.06
  1992/07/31      12831.90                    12961.33
  1992/08/31      12940.87                    13065.95
  1992/09/30      13047.90                    13189.59
  1992/10/31      12965.09                    13110.24
  1992/11/30      12971.13                    13091.76
  1992/12/31      13085.23                    13215.40
  1993/01/31      13283.53                    13356.43
  1993/02/28      13445.14                    13465.39
  1993/03/31      13531.47                    13509.14
  1993/04/30      13599.95                    13593.92
  1993/05/31      13657.67                    13562.95
  1993/06/30      13794.82                    13665.66
  1993/07/31      13876.41                    13696.91
  1993/08/31      14012.55                    13811.58
  1993/09/30      14060.95                    13856.15
  1993/10/31      14148.49                    13888.48
  1993/11/30      14206.71                    13892.56
  1993/12/31      14327.55                    13948.81
  1994/01/31      14416.94                    14037.66
  1994/02/28      14299.29                    13952.61
  1994/03/31      13971.77                    13880.87
  1994/04/30      13898.11                    13828.16
  1994/05/31      13981.79                    13846.91
  1994/06/30      13871.75                    13883.32
  1994/07/31      13998.28                    14009.67
  1994/08/31      14111.92                    14056.95
  1994/09/30      14106.49                    14025.71
  1994/10/31      14117.25                    14057.77
  1994/11/30      14141.50                    13998.80
  1994/12/31      13844.83                    14025.43
  1995/01/31      13947.83                    14218.09
  1995/02/28      14120.66                    14414.83
  1995/03/31      14194.89                    14496.62
  1995/04/30      14310.45                    14627.86
  1995/05/31      14567.93                    14881.12
  1995/06/30      14636.53                    14962.09
  1995/07/31      14690.44                    15021.87
  1995/08/31      14777.69                    15112.90
  1995/09/30      14848.61                    15187.63
  1995/10/31      14971.22                    15313.71
  1995/11/30      15092.68                    15445.50
  1995/12/31      15203.69                    15562.62
  1996/01/31      15315.60                    15695.77
  1996/02/29      15262.60                    15635.99
  1996/03/31      15234.12                    15624.58
  1996/04/30      15235.98                    15640.34
  1996/05/31      15269.25                    15676.48
  1996/06/30      15380.93                    15791.15
  1996/07/31      15428.45                    15852.56
  1996/08/31      15476.60                    15910.98
  1996/09/30      15621.47                    16056.63
  1996/10/31      15787.88                    16237.87
  1996/11/30      15901.67                    16359.61
  1996/12/31      15899.21                    16362.33
  1997/01/31      15965.30                    16441.40
  1997/02/28      16008.06                    16482.16
  1997/03/31      15989.64                    16469.39
  1997/04/30      16122.66                    16604.44
  1997/05/31      16223.80                    16720.47
  1997/06/30      16323.25                    16836.77
  1997/07/31      16513.40                    17023.72
  1997/08/31      16528.05                    17039.75
  1997/09/30      16627.56                    17171.00
  1997/10/31      16730.41                    17294.64
  1997/11/30      16746.12                    17338.12
  1997/12/31      16855.23                    17452.51
  1998/01/31      17000.57                    17620.99
  1998/02/28      17013.62                    17638.65
  1998/03/31      17068.08                    17707.40
  1998/04/30      17138.96                    17795.17
  1998/05/31      17213.36                    17891.91
  1998/06/30      17284.38                    17984.29
  1998/07/31      17337.24                    18067.99
  1998/08/31      17462.93                    18275.86
  1998/09/30      17642.37                    18521.78
  1998/10/31      17635.82                    18601.94
  1998/11/30      17646.51                    18598.41
  1998/12/31      17715.85                    18670.42
  1999/01/31      17785.25                    18750.31
  1999/02/28      17736.20                    18671.23
  1999/03/31      17844.35                    18803.49
  1999/04/30      17911.55                    18867.94
  1999/05/31      17864.66                    18848.67
  1999/06/30      17874.58                    18908.37
  1999/07/31      17887.01                    18962.53
  1999/08/31      17899.43                    19012.35
  1999/09/30      18009.29                    19140.27
  1999/10/29      18043.05                    19196.90
IMATRL PRASUN   SHR__CHT 19991031 19991112 092925 R00000000000123

$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Short Fixed-Income Fund - Class C on October 31, 1989. As the chart shows, by October 31, 1999, the value of the investment would have grown to $18,043 - a 80.43% increase on the initial investment. For comparison, look at how the Lehman Brothers 1-3 Year Government/Corporate Bond Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 would have grown to $19,197 - a 91.97% increase.

(checkmark)UNDERSTANDING
PERFORMANCE

How a fund did yesterday is
no guarantee of how it will do
tomorrow. Bond prices, for
example, generally move in
the opposite direction of
interest rates. In turn, the share
price, return and yield of a
fund that invests in bonds will
vary. That means if you sell
your shares during a market
downturn, you might lose
money. But if you can ride out
the market's ups and downs,
you may have a gain.

TOTAL RETURN COMPONENTS

                   YEAR ENDED OCTOBER 31,  NOVEMBER 3, 1997
                                           (COMMENCEMENT OF SALE OF
                                           CLASS C SHARES) TO OCTOBER 31,

                   1999                    1998

Dividend returns   4.66%                   5.06%

Capital returns    -2.35%                  0.43%

Total returns      2.31%                   5.49%

TOTAL RETURN COMPONENTS include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the class. A capital return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains, if any, paid by the class are reinvested, and exclude the effects of sales charges.

DIVIDENDS AND YIELD

PERIODS ENDED OCTOBER 31, 1999   PAST 1 MONTH  PAST 6 MONTHS  PAST 1 YEAR

Dividends per share              3.72(cents)   21.71(cents)   43.20(cents)

Annualized dividend rate         4.79%         4.68%          4.66%

30-day annualized yield          5.07%         -              -

DIVIDENDS per share show the income paid by the class for a set period. If you annualize this number, based on an average share price of $9.15 over the past one month, $9.20 over the past six months and $9.26 over the past one year, you can compare the class' income over these three periods. The 30-day annualized YIELD is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. The offering price used in the calculation of the yield excludes the effect of Class C's contingent deferred sales charge.

FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP

Rising interest rates stormed onto
the scene, leaving most bonds
standing by the wayside during
the 12-month period that ended
October 31, 1999. The Lehman
Brothers Aggregate Bond Index, a
popular measure of taxable-bond
performance, could muster only a
0.53% return during the period.
Fear of inflation and runaway
growth in the economy sent rates
higher, and Treasury prices lower.
Anticipation of and reaction to two
quarter-point rate hikes levied by
the Federal Reserve Board in the
summer kept the heat on Treasuries,
erasing a majority of the
interest-rate cuts of 1998. The
Lehman Brothers Treasury Index fell
1.55% during the 12-month period.
Elsewhere, spread sectors -
including corporate bonds and
mortgage securities - enjoyed an
edge over comparable duration
Treasuries. Investors seeking
higher-yielding alternatives to
Treasuries bid spread sector prices
higher from their depressed levels
of last fall. The excitement
surrounding corporate bonds
abated, however, as these issues
were upended in July and August
by market expectations of strong
year-end debt issuance. Corporates
recovered sharply, though, in
September and October in response
to lighter-than-expected supply. The
Lehman Brothers Corporate Bond
Index inched up 0.61% during the
period. In contrast, mortgage
securities mounted a sustained rally
during the period, benefiting from
favorable refinancing and
prepayment levels, as well as
declining interest-rate volatility late
in the period. The Lehman Brothers
Mortgage-Backed Securities Index
returned 2.99% during this time
frame.

(photograph of Andrew Dudley)

An interview with Andrew Dudley, Portfolio Manager of Fidelity Advisor Short Fixed-Income Fund

Q. HOW DID THE FUND PERFORM, ANDY?

A. For the 12-month period that ended October 31, 1999, the fund's Class A, Class T and Class C shares returned 3.12%, 3.12% and 2.31%, respectively. In comparison, the Lehman Brothers 1-3 Year Government/Corporate Bond Index returned 3.20%, while the short investment grade debt funds average tracked by Lipper Inc. returned 2.98% during the 12-month period.

Q. HOW WOULD YOU DESCRIBE THE MARKET ENVIRONMENT DURING THE PERIOD? WHAT FACTORS INFLUENCED THE FUND'S PERFORMANCE?

A. It was a difficult period for the bond market. Rates moved much higher and spread sectors - including corporate bonds, mortgage securities, asset-backed and federal agency securities - experienced substantial volatility. At the same time, however, I was struck by how much bad news the market was able to withstand more recently. From the beginning of June through the end of the period, the yield on the 30-year Treasury bond stayed within a trading range of 40 basis points, despite two interest-rate hikes by the Federal Reserve Board, a $9 per barrel increase in the price of oil and a roughly 12% decline in the dollar against the Japanese yen. Additionally, investors' general perception that inflation remained under control resulted in a cautious yet stable trading pattern. Regarding its performance versus the index and Lipper peer group, the fund's overweighted positions in fixed-income spread sectors helped returns. In general, these spread sectors outperformed comparable duration Treasuries during the period.

Q. DID ANY OTHER MARKET FACTORS AFFECT PERFORMANCE?

A. Volatility in the equity market normally has a negative effect on the performance of the corporate bond sector, and this past period was no exception. Historically, corporate bond investors prefer a stable equity market, which has a closer correlation to bond performance than other sectors of the fixed-income market. Since August, however, despite turbulence in the equity markets, the weak supply of corporate issues due to Y2K concerns helped support prices.

Q. CAN YOU TELL US A BIT ABOUT YOUR STRATEGY DURING THE PERIOD? HOW WERE THE FUND'S ASSETS ALLOCATED?

A. The fund's strategy of maintaining an overweighted exposure to spread sectors remained a consistent theme. Following the global financial crisis and the massive flight to quality we experienced last fall, spread sectors appeared severely undervalued relative to Treasuries and government agency bonds. As a result, the fund's overall exposure to corporate bonds, asset-backed securities - which are bonds backed by a pool of loans such as credit cards, for example
- and mortgage securities remained high and accounted for approximately 73% of the fund's net assets at the end of the period. Within these holdings, corporate bonds accounted for roughly 46%, while asset-backed and mortgage securities represented approximately 16% and 11%, respectively.

Q. WHICH HOLDINGS HURT THE FUND'S RELATIVE PERFORMANCE?

A. From May through mid-August, spread sectors began to price in the worst fears about potential Y2K problems resulting in less demand for corporate and mortgage bonds. As a result, yield spreads widened. In other words, spread sector yields - which move in the opposite direction of bond prices - moved higher while their prices decreased relative to Treasuries. This caused some slight underperformance. As investors' worst fears were not realized, spread sectors rebounded moderately through September.

Q. WHAT'S YOUR OUTLOOK, ANDY?

A. There are several factors in the short term that may cause concern: the market's uncertainty about the Fed's next move, fears about the potential impact of turbulent equity markets and concerns with Y2K issues. However, because many parts of the market remain priced in expectation of a more difficult environment, I think spread products could offer good value. This would be particularly true if the market's fears are not realized.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER AND DO NOT NECESSARILY REPRESENT THE VIEWS OF FIDELITY OR ANY OTHER PERSON IN THE FIDELITY ORGANIZATION. ANY SUCH VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS AND FIDELITY DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR A FIDELITY FUND ARE BASED ON NUMEROUS FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY FIDELITY FUND.

(checkmark)FUND FACTS

GOAL: high current income,
consistent with preservation
of capital, by investing
primarily in a broad range of
investment-grade,
fixed-income securities

START DATE: September 16,
1987

SIZE: as of October 31, 1999,
more than $364 million

MANAGER: Andrew Dudley,
since 1997; joined Fidelity
in 1996

ANDREW DUDLEY ON THE
INTRODUCTION OF
AGENCY-BENCHMARK-CLASS
SECURITIES AND ITS POTENTIAL
IMPACT ON THE FUND'S
STRATEGY:

"Federal agencies have taken
steps to capture the market's
attention as Treasury supply has
declined. Fannie Mae, Freddie
Mac and the Federal Home Loan
Bank, for instance, have created
`Benchmark Notes,' `Reference
Notes' and `Bank Global Notes,'
respectively, and we refer to these
securities generically as
`Agency-Benchmark-Class
Securities.'

"In issuing these securities, the
agencies seek to consolidate their
offerings into fairly large issues,
taking them to the market on a
regular, but less frequent, basis.
The intent is to enhance the
appeal of these issues by
approaching the predictability and
liquidity of Treasury securities.
Should investors begin to view
agency securities as suitable
replacements for Treasuries,
demand may improve, which could
ultimately improve relative prices.
Accordingly, I will be closely
monitoring these securities as a
potentially high-quality,
yield-enhancing alternative to
Treasuries."

INVESTMENT CHANGES



QUALITY DIVERSIFICATION AS OF
OCTOBER 31, 1999

(MOODY'S RATINGS)              % OF FUND'S INVESTMENTS  % OF FUND'S INVESTMENTS  6
                                                        MONTHS AGO

Aaa                             39.4                     36.0

Aa                              5.1                      7.3

A                               17.5                     18.7

Baa                             32.7                     32.4

Ba and Below                    1.9                      1.3

Not Rated                       0.4                      0.9


TABLE EXCLUDES SHORT-TERM INVESTMENTS. WHERE MOODY'S RATINGS ARE NOT AVAILABLE, WE HAVE USED S&P (registered trademark) RATINGS.
SECURITIES RATED AS BA OR BELOW WERE RATED INVESTMENT GRADE BY OTHER NATIONALLY RECOGNIZED RATING AGENCIES OR ASSIGNED AN INVESTMENT GRADE RATING AT THE TIME OF ACQUISITION BY FIDELITY.

AVERAGE YEARS TO MATURITY AS
OF OCTOBER 31, 1999

                                     6 MONTHS AGO

Years                          2.4   2.6

AVERAGE YEARS TO MATURITY IS BASED ON THE AVERAGE TIME REMAINING UNTIL PRINCIPAL PAYMENTS ARE EXPECTED FROM EACH OF THE FUND'S BONDS,
WEIGHTED BY DOLLAR AMOUNT.

DURATION AS OF OCTOBER 31, 1999

                                        6 MONTHS AGO

Years                             1.8   1.9

DURATION SHOWS HOW MUCH A BOND FUND'S PRICE FLUCTUATES WITH CHANGES IN COMPARABLE INTEREST RATES. IF RATES RISE 1%, FOR EXAMPLE, A FUND WITH A FIVE-YEAR DURATION IS LIKELY TO LOSE ABOUT 5% OF ITS VALUE. OTHER FACTORS ALSO CAN INFLUENCE A BOND FUND'S PERFORMANCE AND SHARE PRICE. ACCORDINGLY, A BOND FUND'S ACTUAL PERFORMANCE MAY DIFFER FROM THIS EXAMPLE.

ASSET ALLOCATION (% OF FUND'S
NET ASSETS)

AS OF OCTOBER 31, 1999 *                                        AS OF APRIL 30, 1999 **

Corporate Bonds                  46.0%                          Corporate Bonds                     44.7%

U.S. Government and                                             U.S. Government and
Government Agency                                               Government Agency
Obligations                      23.8%                          Obligations                         20.8%

Asset Backed  Securities         15.8%                          Asset Backed  Securities            18.3%

CMOs and Other Mortgage                                         CMOs and Other Mortgage
Related Securities                7.7%                          Related Securities                   9.7%

Other Investments                 2.3%                          Other Investments                    3.4%

Short-Term Investments  and                                     Short-Term Investments  and
Net Other Assets                  4.4%                          Net Other Assets                     3.1%

* FOREIGN INVESTMENTS             5.2%                          ** FOREIGN INVESTMENTS               6.3%

Row: 1, Col: 1, Value: 46.0                                     Row: 1, Col: 1, Value: 44.7
Row: 1, Col: 2, Value: 0.0                                      Row: 1, Col: 2, Value: 0.0
Row: 1, Col: 3, Value: 23.8                                     Row: 1, Col: 3, Value: 20.8
Row: 1, Col: 4, Value: 15.8                                     Row: 1, Col: 4, Value: 18.3
Row: 1, Col: 5, Value: 7.7                                      Row: 1, Col: 5, Value: 9.699999999999999
Row: 1, Col: 6, Value: 2.3                                      Row: 1, Col: 6, Value: 3.4
Row: 1, Col: 7, Value: 0.0                                      Row: 1, Col: 7, Value: 0.0
Row: 1, Col: 8, Value: 4.4                                      Row: 1, Col: 8, Value: 3.1




PRIOR TO THIS REPORT, CERTAIN INFORMATION RELATED TO PORTFOLIO
HOLDINGS WAS STATED AS A PERCENTAGE OF THE FUND'S INVESTMENTS.


INVESTMENTS OCTOBER 31, 1999

Showing Percentage of Net Assets



NONCONVERTIBLE BONDS - 46.0%

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT                VALUE (NOTE 1)

BASIC INDUSTRIES - 1.1%

CHEMICALS & PLASTICS - 1.1%

Equistar Chemicals                Baa3      $ 2,450,000                     $ 2,432,229
LP/Equistar Funding Corp.
8.5% 2/15/04

Monsanto Co. 5.375% 12/1/01       A2         1,470,000                       1,437,307
(b)

                                                                             3,869,536

CONSTRUCTION & REAL ESTATE -
2.1%

REAL ESTATE - 0.5%

Cabot Industrial Property LP      Baa2       575,000                         556,543
7.125% 5/1/04

Duke-Weeks Realty LP 6.875%       Baa2       1,200,000                       1,146,876
3/15/05

                                                                             1,703,419

REAL ESTATE INVESTMENT TRUSTS
- 1.6%

Avalonbay Communities, Inc.       Baa1       705,000                         679,345
6.58% 2/15/04

CenterPoint Properties Trust:

6.75% 4/1/05                      Baa2       470,000                         439,882

7.125% 3/15/04                    Baa2       1,300,000                       1,241,227

Equity Office Properties Trust:

6.375% 1/15/02                    Baa1       1,650,000                       1,621,109

6.375% 2/15/03                    Baa1       1,200,000                       1,165,020

Merry Land & Investment Co.,      A3         600,000                         576,084
Inc. 7.25% 6/15/05

ProLogis Trust 6.7% 4/15/04       Baa1       245,000                         233,363

                                                                             5,956,030

TOTAL CONSTRUCTION & REAL                                                    7,659,449
ESTATE

DURABLES - 1.9%

AUTOS, TIRES, & ACCESSORIES -
1.1%

Daimler-Chrysler North            A1         1,500,000                       1,502,100
America Holding Corp. 5.75%
8/23/02 (c)

TRW, Inc.:

6.45% 6/15/01 (b)                 Baa1       1,550,000                       1,540,700

6.5% 6/1/02 (b)                   Baa1       800,000                         787,888

                                                                             3,830,688

NONCONVERTIBLE BONDS -
CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT                VALUE (NOTE 1)

DURABLES - CONTINUED

TEXTILES & APPAREL - 0.8%

Jones Apparel Group,              Baa2      $ 2,155,000                     $ 2,108,883
Inc./Jones Apparel Group
Hldgs., Inc./Jones Apparel
Group USA, Inc. 6.25% 10/1/01

Jones Apparel Group, Inc.         Baa2       800,000                         782,160
7.5% 6/15/04 (b)

                                                                             2,891,043

TOTAL DURABLES                                                               6,721,731

ENERGY - 1.0%

ENERGY SERVICES - 0.2%

Petroliam Nasional BHD            Baa3       575,000                         589,663
(Petronas) yankee 8.875%
8/1/04 (b)

OIL & GAS - 0.8%

Occidental Petroleum Corp.        Baa3       700,000                         700,091
6.09% 11/29/99

Oryx Energy Co. 8% 10/15/03       Baa1       335,000                         339,238

The Coastal Corp. 6.2% 5/15/04    Baa2       1,700,000                       1,633,275

YPF Sociedad Anonima 7.5%         Baa1       400,000                         402,250
10/26/02

                                                                             3,074,854

TOTAL ENERGY                                                                 3,664,517

FINANCE - 18.8%

BANKS - 4.6%

Banc One Corp. 7.25% 8/1/02       A1         1,100,000                       1,114,883

Banco Latinoamericano             Baa2       700,000                         700,000
Exportaciones SA euro 6.9%
12/4/99 (b)

Capital One Bank:

6.48% 6/28/02                     Baa2       1,500,000                       1,468,050

6.65% 3/15/04                     Baa3       2,500,000                       2,406,500

First USA Bank NA 6.125%          Aa2        1,600,000                       1,590,368
6/25/01

Korea Development Bank:

6.625% 11/21/03                   Baa3       745,000                         712,809

7.125% 9/17/01                    Baa3       115,000                         113,780

7.375% 9/17/04                    Baa3       250,000                         242,750

yankee 6.5% 11/15/02              Baa3       580,000                         558,250

Popular, Inc. 6.2% 4/30/01        A3         2,885,000                       2,855,862

Providian National Bank:

6.25% 5/7/01                      Baa3       1,010,000                       995,446

NONCONVERTIBLE BONDS -
CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT                VALUE (NOTE 1)

FINANCE - CONTINUED

BANKS - CONTINUED

Providian National Bank: -
continued

6.7% 3/15/03                      Baa3      $ 2,200,000                     $ 2,136,134

6.75% 3/15/02                     Baa3       390,000                         381,919

Wells Fargo & Co. 6.5% 9/3/02     Aa3        1,500,000                       1,492,950

                                                                             16,769,701

CREDIT & OTHER FINANCE - 10.8%

AT&T Capital Corp.:

6.25% 5/15/01                     A1         3,050,000                       3,022,276

6.875% 1/16/01                    A1         1,870,000                       1,868,990

Chrysler Financial Corp.:

5.25% 5/4/01                      A1         2,600,000                       2,555,618

5.25% 10/22/01                    A1         2,500,000                       2,440,875

Edison Mission Energy Funding     Baa1       1,817,275                       1,769,318
Corp. 6.77% 9/15/03 (b)

ERP Operating LP 6.55%            A3         360,000                         355,943
11/15/01

Ford Motor Credit Co.:

6.4463% 7/16/02 (c)               A1         3,200,000                       3,198,144

6.5% 2/28/02                      A1         1,300,000                       1,294,488

General Electric Capital Corp.:

6.33% 9/17/01                     Aaa        4,000,000                       3,986,800

6.65% 9/3/02                      Aaa        1,300,000                       1,299,766

General Motors Acceptance         A2         2,200,000                       2,174,568
Corp. 5.625% 2/15/01

GS Escrow Corp. 6.75% 8/1/01      Ba1        2,200,000                       2,118,292

Heller Financial, Inc. 6.25%      A3         1,900,000                       1,890,443
3/1/01

PNC Funding Corp. 6.95% 9/1/02    A2         1,400,000                       1,403,766

Popular North America, Inc.       A3         2,380,000                       2,373,574
7.375%  9/15/01

Salton Sea Funding Corp.          Baa2       208,068                         208,416
7.02% 5/30/00

Spieker Properties LP 6.8%        Baa2       315,000                         303,931
5/1/04

Sprint Capital Corp. 5.7%         Baa1       1,880,000                       1,794,817
11/15/03

The Money Store, Inc. 7.3%        A2         800,000                         803,360
12/1/02

Trizec Finance Ltd. yankee        Baa3       575,000                         612,375
10.875%  10/15/05

TXU Eastern Funding 6.15%         Baa1       1,800,000                       1,757,160
5/15/02 (b)

U.S. West Capital Funding,        Baa1       2,100,000                       2,101,050
Inc. 6.875% 8/15/01 (b)

                                                                             39,333,970

NONCONVERTIBLE BONDS -
CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT                VALUE (NOTE 1)

FINANCE - CONTINUED

SAVINGS & LOANS - 1.0%

Long Island Savings Bank FSB:

6.2% 4/2/01                       Baa3      $ 1,350,000                     $ 1,332,855

7% 6/13/02                        Baa3       1,250,000                       1,237,075

Sovereign Bancorp, Inc.           Ba1        1,000,000                       980,210
6.625% 3/15/01

                                                                             3,550,140

SECURITIES INDUSTRY - 2.4%

Amvescap PLC yankee:

6.375% 5/15/03                    A3         2,450,000                       2,375,202

6.6% 5/15/05                      A3         600,000                         574,182

Donaldson Lufkin & Jenrette,      A3         2,600,000                       2,575,820
Inc. 6.25%  8/1/01

Goldman Sachs Group L.P.:

6.2% 2/15/01                      A1         1,000,000                       995,160

6.6% 7/15/02 (b)                  A1         500,000                         497,050

Lehman Brothers Holdings 7%       A3         2,000,000                       1,980,620
5/15/03

                                                                             8,998,034

TOTAL FINANCE                                                                68,651,845

INDUSTRIAL MACHINERY &
EQUIPMENT - 1.1%

Tyco International Group SA:

6.875% 9/5/02 (b)                 Baa1       1,900,000                       1,887,954

yankee 6.125% 6/15/01             Baa1       2,250,000                       2,221,673

                                                                             4,109,627

MEDIA & LEISURE - 3.4%

BROADCASTING - 1.6%

Continental Cablevision, Inc.     Baa2       3,015,000                       3,098,907
8.5% 9/15/01

Cox Communications, Inc. 7%       Baa2       1,400,000                       1,402,506
8/15/01

TCI Communications, Inc.:

8.25% 1/15/03                     A2         300,000                         312,402

9% 1/2/02                         Ba1        970,000                         1,014,707

                                                                             5,828,522

ENTERTAINMENT - 0.4%

Viacom, Inc. 7.75% 6/1/05         Baa3       1,530,000                       1,548,605

NONCONVERTIBLE BONDS -
CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT                VALUE (NOTE 1)

MEDIA & LEISURE - CONTINUED

PUBLISHING - 1.4%

News America Holdings, Inc.       Baa3      $ 2,750,000                     $ 2,856,260
8.625% 2/1/03

Time Warner Entertainment Co.     Baa2       1,985,000                       2,100,904
LP 9.625% 5/1/02

                                                                             4,957,164

TOTAL MEDIA & LEISURE                                                        12,334,291

NONDURABLES - 3.6%

BEVERAGES - 1.6%

Seagram JE & Sons, Inc.:

5.79% 4/15/01                     Baa3       1,005,000                       988,990

6.25% 12/15/01                    Baa3       1,000,000                       982,000

6.4% 12/15/03                     Baa3       4,000,000                       3,856,000

                                                                             5,826,990

FOODS - 0.7%

Dole Food Co., Inc. 6.75%         Baa2       2,590,000                       2,590,777
7/15/00

TOBACCO - 1.3%

Philip Morris Companies, Inc.:

7.25% 9/15/01                     A2         1,125,000                       1,131,919

7.625% 5/15/02                    A2         1,750,000                       1,774,465

8.75% 6/1/01                      A2         1,000,000                       1,028,190

RJR Nabisco, Inc. 7.375%          Baa2       800,000                         768,304
5/15/03 (b)

                                                                             4,702,878

TOTAL NONDURABLES                                                            13,120,645

RETAIL & WHOLESALE - 1.7%

DRUG STORES - 0.7%

Rite Aid Corp. 6% 12/15/00 (b)    Ba2        3,210,000                       2,600,100

GENERAL MERCHANDISE STORES -
0.5%

Federated Department Stores,      Baa1       1,860,000                       1,910,890
Inc. 8.125% 10/15/02

GROCERY STORES - 0.5%

Safeway, Inc. 7% 9/15/02          Baa2       1,700,000                       1,696,311

TOTAL RETAIL & WHOLESALE                                                     6,207,301

NONCONVERTIBLE BONDS -
CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT                VALUE (NOTE 1)

TECHNOLOGY - 2.5%

COMPUTERS & OFFICE EQUIPMENT
- 2.5%

Comdisco, Inc.:

6.1% 6/5/01                       Baa1      $ 5,210,000                     $ 5,177,959

6.65% 11/13/01                    Baa1       2,010,000                       2,006,060

7.25% 9/1/02                      Baa1       1,500,000                       1,494,570

Sun Microsystems, Inc. 7%         Baa1       330,000                         330,231
8/15/02

                                                                             9,008,820

TRANSPORTATION - 3.2%

AIR TRANSPORTATION - 1.5%

Continental Airlines, Inc.
pass thru trust certificates:

6.954% 2/2/11                     Baa1       2,199,092                       2,126,522

7.08% 11/1/04                     Baa1       1,249,831                       1,230,934

Delta Air Lines, Inc.:

6.65% 3/15/04                     Baa3       660,000                         636,029

9.875% 5/15/00                    Baa3       475,000                         482,804

Qantas Airways Ltd. 7.5%          Baa1       1,000,000                       991,460
6/30/03 (b)

                                                                             5,467,749

RAILROADS - 1.2%

CSX Corp.:

7.05% 5/1/02                      Baa2       1,600,000                       1,601,520

9.5% 8/1/00                       Baa2       1,800,000                       1,838,376

Norfolk Southern Corp. 6.95%      Baa1       900,000                         898,308
5/1/02

                                                                             4,338,204

TRUCKING & FREIGHT - 0.5%

Federal Express Corp. 7.53%       A3         1,953,000                       1,953,703
9/23/06

TOTAL TRANSPORTATION                                                         11,759,656

UTILITIES - 5.6%

CELLULAR - 0.1%

Cable & Wireless                  Baa1       425,000                         423,589
Communications PLC 6.375%
3/6/03

ELECTRIC UTILITY - 3.4%

Avon Energy Partners Holdings     Baa2       2,300,000                       2,265,109
6.73% 12/11/02 (b)

Niagara Mohawk Power Corp.:

6.875% 3/1/01                     Baa2       1,420,000                       1,421,619

NONCONVERTIBLE BONDS -
CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT                VALUE (NOTE 1)

UTILITIES - CONTINUED

ELECTRIC UTILITY - CONTINUED

Niagara Mohawk Power Corp.: -
continued

9.25% 10/1/01                     Baa2      $ 1,700,000                     $ 1,772,556

Ohio Edison Co. 7.375% 9/15/02    Baa2       1,910,000                       1,929,348

Philadelphia Electric Co.:

5.625% 11/1/01                    Baa1       1,560,000                       1,519,190

6.5% 5/1/03                       Baa1       720,000                         709,301

7.125% 9/1/02                     Baa1       400,000                         402,012

Texas Utilities Electric Co.:

7.375% 8/1/01                     A3         721,000                         727,914

8% 6/1/02                         A3         1,750,000                       1,791,580

                                                                             12,538,629

GAS - 1.5%

Cms Panhandle Holding Co.         Baa3       1,100,000                       1,052,700
6.125% 3/15/04

El Paso Energy Corp. 6.625%       Baa3       1,700,000                       1,692,010
7/15/01

Enron Corp.:

6.45% 11/15/01                    Baa2       1,050,000                       1,041,285

6.5% 8/1/02                       Baa2       950,000                         935,750

Enserch Corp. 6.25% 1/1/03        Baa2       650,000                         632,093

                                                                             5,353,838

TELEPHONE SERVICES - 0.6%

MCI WorldCom, Inc. 8.875%         A3         811,000                         853,788
1/15/06

Telecomunicaciones de Puerto      Baa2       1,430,000                       1,390,847
Rico, Inc. 6.15% 5/15/02 (b)

                                                                             2,244,635

TOTAL UTILITIES                                                              20,560,691

TOTAL NONCONVERTIBLE BONDS                                                   167,668,109
(Cost $170,946,610)

U.S. GOVERNMENT AND
GOVERNMENT AGENCY
OBLIGATIONS - 20.2%



U.S. GOVERNMENT AGENCY
OBLIGATIONS - 3.9%

Fannie Mae 6.1% 8/10/01           Aaa        5,000,000                       4,989,050

Freddie Mac 7.625% 9/9/09         Aaa        6,000,000                       6,019,680

U.S. GOVERNMENT AND
GOVERNMENT AGENCY
OBLIGATIONS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT                VALUE (NOTE 1)

U.S. GOVERNMENT AGENCY
OBLIGATIONS - CONTINUED

Government Trust Certificates     Aaa       $ 259,624                       $ 266,839
(assets of Trust guaranteed
by U.S. Government through
Defense Security Assistance
Agency) Class T-3, 9.625%
5/15/02

Guaranteed Export Trust           Aaa        1,764,705                       1,754,781
Certificates (assets of
Trust guaranteed by U.S.
Government through
Export-Import Bank) Series
1995-A, 6.28% 6/15/04

Israel Export Trust               Aaa        494,117                         498,372
Certificates (assets of
Trust guaranteed by U.S.
Government through
Export-Import Bank) Series
1994 1, 6.88% 1/26/03

Private Export Funding Corp.      Aaa        858,600                         864,229
secured 6.86% 4/30/04

                                                                             14,392,951

U.S. TREASURY OBLIGATIONS -
16.3%

U.S. Treasury Notes:

5.5% 8/31/01                      Aaa        20,000,000                      19,890,600

5.75% 10/31/00                    Aaa        27,700,000                      27,730,191

6.625% 4/30/02                    Aaa        8,100,000                       8,240,454

7.875% 8/15/01                    Aaa        3,300,000                       3,412,926

                                                                             59,274,171

TOTAL U.S. GOVERNMENT AND                                                    73,667,122
GOVERNMENT AGENCY OBLIGATIONS
(Cost $73,952,455)

U.S. GOVERNMENT AGENCY -
MORTGAGE SECURITIES - 3.6%



FANNIE MAE - 2.4%

6.5% 10/1/11                      Aaa        206,732                         203,156

7% 7/1/25 to 8/1/29               Aaa        8,225,601                       8,086,533

11.5% 11/1/15                     Aaa        376,202                         416,306

                                                                             8,705,995

FREDDIE MAC - 0.0%

12% 11/1/19                       Aaa        90,228                          100,153

U.S. GOVERNMENT AGENCY -
MORTGAGE SECURITIES -
CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT                VALUE (NOTE 1)

GOVERNMENT NATIONAL MORTGAGE
ASSOCIATION - 1.2%

9.5% 9/15/16 to 10/15/20          Aaa       $ 1,406,818                     $ 1,493,885

11% 12/15/09 to 1/15/16           Aaa        1,589,693                       1,755,648

11.5% 8/15/13 to 11/15/15         Aaa        538,756                         605,537

12% 2/15/16                       Aaa        515,332                         582,944

                                                                             4,438,014

TOTAL U.S. GOVERNMENT AGENCY                                                 13,244,162
- MORTGAGE SECURITIES
(Cost $13,539,007)

ASSET-BACKED SECURITIES - 15.8%



Americredit Automobile            Aaa        2,000,000                       2,008,125
Receivables Trust 7.02%
12/15/05

Arcadia Automobile
Receivables Trust:

5.67% 1/15/04                     Aaa        1,300,000                       1,262,300

7.2% 6/15/07                      Aaa        1,700,000                       1,713,281

ARG Funding Corp. 5.88%           Aaa        2,650,000                       2,592,031
5/20/03 (b)

Capita Equipment Receivables
Trust:

6.45% 8/15/02                     Aa3        2,200,000                       2,181,366

6.57% 3/15/01                     Aa3        1,020,000                       1,018,470

Caterpillar Financial Asset       Aaa        2,100,000                       2,093,289
Trust 6.2% 4/25/04

Chase Manhattan Marine Owner      Aaa        2,020,000                       2,020,444
Trust 6.25% 4/16/07

Chevy Chase Auto Receivables
Trust:

5.97% 10/20/04                    Aaa        1,154,866                       1,144,762

6.2% 3/20/04                      Aaa        472,183                         469,675

Citibank Credit Card Master       Aaa        1,800,000                       1,784,531
Trust I 5.75% 1/15/03

Contimortgage Home Equity
Loan Trust:

6.26% 7/15/12                     Aaa        1,647,777                       1,640,560

6.3% 7/15/12                      Aaa        1,600,000                       1,583,488

CPS Auto Grantor Trust:

6.09% 11/15/03                    Aaa        678,781                         678,781

6.7% 2/15/02                      Aaa        181,409                         181,267

CS First Boston Mortgage          Aaa        933,474                         936,100
Securities Corp. 7% 3/15/27

Discover Card Master Trust I      A2         5,250,000                       5,238,516
5.7663% 7/18/05 (c)

Fidelity Funding Auto Trust       Aaa        211,017                         211,941
6.99%  11/15/02 (b)

ASSET-BACKED SECURITIES -
CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT                VALUE (NOTE 1)

First Security Auto Owner         A3        $ 1,400,000                     $ 1,382,500
Trust 6.2% 10/2/06

Ford Credit Auto Owner Trust:

6.15% 9/15/02                     A1         1,800,000                       1,777,500

6.87% 11/15/04                    A2         650,000                         647,359

Green Tree Lease Finance LLC      A          297                             295
6.66%  10/20/04

Key Auto Finance Trust:

5.83% 1/15/07                     Aaa        2,200,000                       2,160,469

6.65% 10/15/03                    Baa3       178,996                         178,493

Newcourt Equipment Trust          Aaa        2,050,000                       2,024,055
Securities sequential pay
5.24% 12/20/02

Norwest Automobile Trust 6.3%     A2         1,424,000                       1,422,665
5/15/03

Olympic Automobile                Aaa        406,956                         403,905
Receivables Trust 6.125%
11/15/04

Onyx Acceptance Grantor Trust:

5.95% 7/15/04                     Aaa        1,378,720                       1,372,254

6.2% 6/15/03                      Aaa        610,129                         609,367

Petroleum Enhanced Trust          Baa2       1,455,053                       1,449,597
Receivables Offering
Petroleum Trust 6.125%
2/5/03 (b)(c)

Premier Auto Trust 5.7%           Aaa        4,000,000                       3,962,480
10/6/02

Prime Credit Card Master          Aaa        1,000,000                       1,001,560
Trust 6.75%  11/15/05

Reliance Auto Receivables         Aaa        239,964                         239,964
Corp., Inc. 6.1% 7/15/02 (b)

Sears Credit Account Master
Trust II:

6.2% 2/16/06                      Aaa        1,600,000                       1,593,488

6.2% 7/16/07                      Aaa        2,700,000                       2,666,250

TMS Auto Grantor Trust 5.9%       Aaa        70,140                          70,162
9/15/02

Tranex Auto Receivables Owner     Aaa        653,118                         650,159
Trust 6.334% 8/15/03 (b)

Triad Auto Receivables Owner      Aaa        1,600,302                       1,579,298
Trust 5.98% 9/17/05

Western Financial Grantor         Aaa        361,444                         360,541
Trust 5.875%  3/1/02

WFS Financial Owner Trust:

6.9% 12/20/03                     Aaa        1,571,589                       1,574,046

7.05% 11/20/03                    Aaa        1,762,343                       1,765,648

TOTAL ASSET-BACKED SECURITIES                                                57,650,982
(Cost $58,010,682)

COLLATERALIZED MORTGAGE
OBLIGATIONS - 0.5%

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT                VALUE (NOTE 1)

PRIVATE SPONSOR - 0.5%

GE Capital Mortgage Services,     Aaa       $ 497,584                       $ 494,708
Inc. planned amortization
class Series 1994-2 Class
A-4, 6% 1/25/09

Residential Funding Mortgage      Aa1        1,472,294                       1,462,633
Securities I, Inc. planned
amortization class Series
1994-S12 Class A-2, 6.5%
4/25/09

TOTAL COLLATERALIZED MORTGAGE                                                1,957,341
OBLIGATIONS
(Cost $1,965,531)

COMMERCIAL MORTGAGE
SECURITIES - 7.2%



Allied Capital Commercial         Aaa        928,118                         918,257
Mortgage Trust sequential
pay Series 1998-1 Class A,
6.31% 1/25/28 (b)

Bankers Trust II Series           Baa2       2,200,000                       2,194,500
1999-S1A, Class D 7.5488%
2/28/14 (b)(c)

Bankers Trust REMIC Trust         Baa2       2,350,000                       2,353,672
Series 1998-S1A  Class F,
7.38% 11/28/02 (c)

CBM Funding Corp. sequential      AA         1,243,397                       1,239,318
pay Series 1996-1 Class A-2,
6.88% 7/1/02

CS First Boston Mortgage
Securities Corp.:

sequential pay Series             -          1,522,753                       1,509,429
1997-SPICE Class A, 6.653%
8/20/36 (b)

Series 1998-FL1:

Class D, 5.9% 12/10/00 (b)(c)     A2         1,000,000                       990,000

Class E, 6.25% 1/10/13 (b)(c)     Baa2       2,700,000                       2,646,000

DLJ Commercial Mortgage Corp.     Aa2        1,170,000                       1,168,903
floater  Series 1998-STFA
Class A-3, 6.0075% 12/8/00
(b)(c)

Equitable Life Assurance
Society of the United States:

floater Series 174 Class D-2,     Baa2       1,200,000                       1,185,000
6.7063% 5/15/03 (b)(c)

sequential pay Series 174         Aaa        1,000,000                       1,002,010
Class A1, 7.24% 5/15/06 (b)

Fannie Mae ACES sequential        Aaa        805,931                         796,865
pay Series 1995 - M1 Class
A, 6.65% 7/25/10

Federal Deposit Insurance
Corp. REMIC Trust:

sequential pay Series 1996-C1     Aaa        1,025,613                       1,022,889
Class 1A, 6.75% 7/25/26

COMMERCIAL MORTGAGE
SECURITIES - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT                VALUE (NOTE 1)

Federal Deposit Insurance
Corp. REMIC Trust: - continued

sequential pay Series 1994-C1     Aaa       $ 52,813                        $ 52,863
Class II-A2, 7.85% 9/25/25

FMAC Loan Receivables Trust       Aaa        679,153                         654,958
sequential pay Series 1998-C
Class A1 Notes, 5.99%
9/15/20 (b)

Franchise Loan Trust              Aaa        1,249,274                       1,218,043
sequential pay Series 1998-I
Class A1 Notes, 6.24%
7/15/20 (b)

GS Mortgage Securities Corp.
II Series 1999-GSFL II:

Class E, 7.4676% 11/13/13         Baa2       1,100,000                       1,095,875
(b)(c)

Class F, 7.6634% 11/13/13         Baa3       1,100,000                       1,085,392
(b)(c)

Host Marriot Pool Trust 6.98%     Aaa        988,705                         978,819
8/1/15

Nomura Depositor Trust            Baa2       2,290,000                       2,169,417
floater Series 1998-ST1A
Class A-4, 6.3063% 2/15/34
(b)(c)

Resolution Trust Corp.            Aaa        56,324                          56,324
sequential pay  Series 1995
C-1 Class A2C, 6.9% 2/25/27

Structured Asset Securities       A3         2,019,277                       2,003,502
Corp. floater Series
1998-C2A Class C, 5.8388%
1/25/13 (b)(c)

TOTAL COMMERCIAL MORTGAGE                                                    26,342,036
SECURITIES
(Cost $26,742,560)

FOREIGN GOVERNMENT AND
GOVERNMENT AGENCY
OBLIGATIONS (D) - 0.7%



Korean Republic yankee 8.75%      Baa3       115,000                         118,690
4/15/03

Ontario Province:

5.75% 11/7/00                     Aa3        1,180,000                       1,173,628

yankee 8% 10/17/01                Aa3        1,200,000                       1,234,188

TOTAL FOREIGN GOVERNMENT AND                                                 2,526,506
GOVERNMENT AGENCY OBLIGATIONS
(Cost $2,546,610)

SUPRANATIONAL OBLIGATIONS -
1.6%



African Development Bank:

7.75% 12/15/01                    Aa1        2,240,000                       2,297,859

9.3% 7/1/00                       Aa1        3,320,000                       3,391,114

TOTAL SUPRANATIONAL OBLIGATIONS                                              5,688,973
(Cost $5,922,376)


CASH EQUIVALENTS - 3.0%

                              MATURITY AMOUNT      VALUE (NOTE 1)

Investments in repurchase     $ 10,725,762         $ 10,721,000
agreements (U.S. Government
obligations), in a joint
trading account at 5.33%,
dated 10/29/99 due 11/1/99
(Cost $10,721,000)

TOTAL INVESTMENT PORTFOLIO -                        359,466,231
98.6%  (Cost $364,346,831)

NET OTHER ASSETS - 1.4%                             5,271,743

NET ASSETS - 100%                                 $ 364,737,974

LEGEND

(a) Standard & Poor's credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.

(b) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $46,851,048 or 12.8% of net assets.

(c) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(d) For foreign government obligations not individually rated by S&P or Moody's, the ratings listed have been assigned by FMR, the fund's investment adviser, based principally on S&P and Moody's ratings of the sovereign credit of the issuing government.

OTHER INFORMATION

The composition of long-term debt holdings as a percentage of total value of investments in securities, is as follows (ratings are unaudited):

MOODY'S RATINGS            S&P RATINGS

Aaa, Aa, A        61.7%    AAA, AA, A    55.9%

Baa               32.7%    BBB           30.7%

Ba                1.9%     BB            1.5%

B                 0.0%     B             0.0%

Caa               0.0%     CCC           0.0%

Ca, C             0.0%     CC, C         0.0%

                           D             0.0%

The percentage not rated by Moody's or S&P amounted to 0.4%.

INCOME TAX INFORMATION

At October 31, 1999, the aggregate cost of investment securities for income tax purposes was $364,393,025. Net unrealized depreciation aggregated $4,926,794, of which $171,764 related to appreciated investment securities and $5,098,558 related to depreciated investment securities.

At October 31, 1999, the fund had a capital loss carryforward of approximately $45,403,000 of which $38,000, $336,000, $17,691,000,
$19,457,000, $2,265,000, $3,149,000 and $2,467,000 will expire on
October 31, 2000, 2001, 2002, 2003, 2004 and 2005 and 2007,
respectively.

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
                                          OCTOBER 31, 1999

ASSETS

Investment in securities, at                 $ 359,466,231
value (including repurchase
agreements of $10,721,000)
(cost $364,346,831) - See
accompanying schedule

Cash                                          733

Receivable for investments                    99,336
sold

Receivable for fund shares                    2,126,831
sold

Interest receivable                           5,055,018

 TOTAL ASSETS                                 366,748,149

LIABILITIES

Payable for fund shares         $ 1,439,829
redeemed

Distributions payable            278,182

Accrued management fee           129,050

Distribution fees payable        64,474

Other payables and accrued       98,640
expenses

 TOTAL LIABILITIES                            2,010,175

NET ASSETS                                   $ 364,737,974

Net Assets consist of:

Paid in capital                              $ 414,939,579

Undistributed net investment                  128,689
income

Accumulated undistributed net                 (45,449,694)
realized gain (loss) on
investments and foreign
currency transactions

Net unrealized appreciation                   (4,880,600)
(depreciation) on investments

NET ASSETS                                   $ 364,737,974

STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                        OCTOBER 31, 1999

CALCULATION OF MAXIMUM             $9.15
OFFERING PRICE CLASS A: NET
ASSET VALUE and redemption
price per share
($17,834,533 (divided by)
1,949,666 shares)

Maximum offering price per         $9.29
share (100/98.50 of $9.15)

CLASS T: NET ASSET VALUE and       $9.15
redemption price per share
($309,669,728 (divided by)
33,835,291 shares)

Maximum offering price per         $9.29
share (100/98.50 of $9.15)

CLASS C: NET ASSET VALUE and       $9.16
offering price per share
($30,428,297 (divided by)
3,323,666 shares)   A

INSTITUTIONAL CLASS: NET           $9.15
ASSET VALUE, offering price
and redemption price   per
share ($6,805,416 (divided
by) 743,622 shares)

A REDEMPTION PRICE PER SHARE IS EQUAL TO NET ASSET VALUE LESS ANY
APPLICABLE CONTINGENT DEFERRED SALES CHARGE.

STATEMENT OF OPERATIONS

                               YEAR ENDED OCTOBER 31, 1999

INVESTMENT INCOME                             $ 21,968,830
Interest

EXPENSES

Management fee                  $ 1,459,500

Transfer agent fees              614,887

Distribution fees                599,601

Accounting fees and expenses     105,213

Non-interested trustees'         1,125
compensation

Custodian fees and expenses      24,614

Registration fees                82,409

Audit                            33,971

Legal                            6,186

Interest                         961

 Total expenses before           2,928,467
reductions

 Expense reductions              (12,612)      2,915,855

NET INVESTMENT INCOME                          19,052,975

REALIZED AND UNREALIZED GAIN                   (2,605,978)
(LOSS)
Net realized gain (loss) on
investment securities

Change in net unrealized
appreciation (depreciation)
on:

 Investment securities           (6,052,422)

 Delayed delivery commitments    (10,500)      (6,062,922)

NET GAIN (LOSS)                                (8,668,900)

NET INCREASE (DECREASE) IN                    $ 10,384,075
NET ASSETS RESULTING  FROM
OPERATIONS

STATEMENT OF CHANGES IN NET ASSETS

                               YEAR ENDED OCTOBER 31, 1999  YEAR ENDED OCTOBER 31, 1998

INCREASE (DECREASE) IN NET
ASSETS

Operations Net investment      $ 19,052,975                 $ 20,862,249
income

 Net realized gain (loss)       (2,605,978)                  173,470

 Change in net unrealized       (6,062,922)                  421,556
appreciation (depreciation)

 NET INCREASE (DECREASE) IN     10,384,075                   21,457,275
NET ASSETS RESULTING  FROM
OPERATIONS

Distributions to shareholders   (18,762,496)                 (20,556,957)
from net investment income

Share transactions - net        15,720,432                   (21,594,124)
increase (decrease)

  TOTAL INCREASE (DECREASE)     7,342,011                    (20,693,806)
IN NET ASSETS

NET ASSETS

 Beginning of period            357,395,963                  378,089,769

 End of period (including      $ 364,737,974                $ 357,395,963
undistributed net investment
income and distributions in
excess of net investment
income of $128,689 and
$56,261, respectively)


FINANCIAL HIGHLIGHTS - CLASS A

YEARS ENDED OCTOBER 31,          1999      1998     1997      1996 G

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 9.380   $ 9.310  $ 9.370   $ 9.290
period

Income from Investment
Operations

Net investment income D           .518      .572     .532      .090

Net realized and unrealized       (.233)    .024     (.021)    .081
gain (loss)

Total from investment             .285      .596     .511      .171
operations

Less Distributions

From net investment income        (.515)    (.526)   (.571)    (.091)

Net asset value, end of period   $ 9.150   $ 9.380  $ 9.310   $ 9.370

TOTAL RETURN B, C                 3.12%     6.58%    5.64%     1.85%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 17,835  $ 5,524  $ 19,726  $ 204
(000 omitted)

Ratio of expenses to average      .82%      .90% E   .90% E    .90% A, E
net assets

Ratio of expenses to average      .80% F    .90%     .90%      .90% A
net assets after expense
reductions

Ratio of net investment           5.68%     6.03%    6.00%     6.27% A
income to average  net assets

Portfolio turnover rate           139%      124%     105%      124%

A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
F FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.
G FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF CLASS A SHARES) TO OCTOBER 31, 1996

FINANCIAL HIGHLIGHTS - CLASS T

YEARS ENDED OCTOBER 31,          1999       1998       1997       1996       1995

SELECTED PER-SHARE DATA

Net asset value,  beginning      $ 9.380    $ 9.350    $ 9.380    $ 9.470    $ 9.480
of period

Income from Investment
Operations

Net investment income             .523 C     .555 C     .578 C     .594 C     .403

Net realized and unrealized       (.238)     .019       (.036)     (.094)     .148
gain (loss)

Total from investment             .285       .574       .542       .500       .551
operations

Less Distributions

From net investment income        (.515)     (.544)     (.572)     (.590)     (.407)

Return of capital                 -          -          -          -          (.154)

Total distributions               (.515)     (.544)     (.572)     (.590)     (.561)

Net asset value, end of period   $ 9.150    $ 9.380    $ 9.350    $ 9.380    $ 9.470

TOTAL RETURN A, B                 3.12%      6.32%      5.97%      5.45%      6.05%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 309,670  $ 333,050  $ 351,614  $ 416,700  $ 546,546
(000 omitted)

Ratio of expenses to average      .84%       .89%       .89%       .88%       .89%
net assets

Ratio of expenses to average      .83% D     .89%       .89%       .88%       .89%
net assets after expense
reductions

Ratio of net investment           5.64%      5.93%      6.19%      6.29%      6.05%
income  to average net assets

Portfolio turnover rate           139%       124%       105%       124%       179%


A TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE.
B THE TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIOD SHOWN.
C NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
D FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.

FINANCIAL HIGHLIGHTS - CLASS C

YEARS ENDED OCTOBER 31,          1999      1998 G

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 9.380   $ 9.340
period

Income from Investment
Operations

Net investment income D           .434      .437

Net realized and unrealized       (.222)    .064
gain (loss)

Total from investment             .212      .501
operations

Less Distributions

From net investment income        (.432)    (.461)

Net asset value, end of period   $ 9.160   $ 9.380

TOTAL RETURN B, C                 2.31%     5.49%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 30,428  $ 11,795
(000 omitted)

Ratio of expenses to average      1.73%     1.75% A, E
net assets

Ratio of expenses to average      1.72% F   1.75% A
net assets after expense
reductions

Ratio of net investment           4.75%     4.92% A
income to average net assets

Portfolio turnover rate           139%      124%

A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
F FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.
G FOR THE PERIOD NOVEMBER 3, 1997 (COMMENCEMENT OF SALE OF CLASS C SHARES) TO OCTOBER 31, 1998

FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS

YEARS ENDED OCTOBER 31,          1999     1998     1997     1996     1995 G

SELECTED PER-SHARE DATA

Net asset value,  beginning      $ 9.380  $ 9.350  $ 9.370  $ 9.470  $ 9.450
of period

Income from Investment
Operations

Net investment income             .534 D   .566 D   .589 D   .598 D   .137

Net realized and  unrealized      (.236)   .021     (.023)   (.098)   .067
gain (loss)

Total from investment             .298     .587     .566     .500     .204
operations

Less Distributions

From net investment income        (.528)   (.557)   (.586)   (.600)   (.136)

Return of capital                 -        -        -        -        (.048)

Total distributions               (.528)   (.557)   (.586)   (.600)   (.184)

Net asset value, end of period   $ 9.150  $ 9.380  $ 9.350  $ 9.370  $ 9.470

TOTAL RETURN B, C                 3.27%    6.47%    6.24%    5.45%    2.18%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 6,805  $ 7,027  $ 6,750  $ 9,200  $ 9,827
(000 omitted)

Ratio of expenses to average      .71%     .75% E   .75% E   .80% E   .85% A, E
net assets

Ratio of expenses to average      .70% F   .75%     .75%     .80%     .85% A
net assets after expense
reductions

Ratio of net investment           5.77%    6.06%    6.30%    6.37%    6.10% A
income  to average net assets

Portfolio turnover rate           139%     124%     105%     124%     179%


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
F FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.
G FOR THE PERIOD JULY 3, 1995 (COMMENCEMENT OF SALE OF INSTITUTIONAL CLASS SHARES) TO OCTOBER 31, 1995

NOTES TO FINANCIAL STATEMENTS
For the period ended October 31, 1999


1. SIGNIFICANT ACCOUNTING POLICIES.

Fidelity Advisor Short Fixed-Income Fund (the fund) is a fund of Fidelity Advisor Series II (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, and certain other class-specific fees, expenses, and expense reductions.

The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

SECURITY VALUATION. Securities are valued based upon a computerized matrix system and/or appraisals by a pricing service, both of which consider market transactions and dealer-supplied valuations. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.

INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

INVESTMENT INCOME. Interest income, which includes accretion of original issue discount, is accrued as earned.

EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

DISTRIBUTIONS TO SHAREHOLDERS. Distributions are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for paydown gains/losses on certain securities, market discount, capital loss carryforwards and losses deferred due to wash sales.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. OPERATING POLICIES.

JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

DELAYED DELIVERY TRANSACTIONS. The fund may purchase or sell securities on a delayed delivery basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The fund may receive compensation for interest forgone in the purchase of a delayed delivery security.

2. OPERATING POLICIES - CONTINUED

DELAYED DELIVERY TRANSACTIONS - CONTINUED

With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, the fund had no investments in restricted securities (excluding 144A issues).

3. PURCHASES AND SALES OF INVESTMENTS.

Purchases and sales of securities, other than short-term securities, aggregated $460,855,484 and $452,272,824, respectively, of which U.S. government and government agency obligations aggregated $285,250,239 and $288,006,719, respectively.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.

MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .0920% to .3700% for the period. The annual individual fund fee rate is .30%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annual rate of .43% of average net assets.

SUB-ADVISER FEE. FMR, on behalf of the fund, has entered into a sub-advisory agreement with Fidelity Investments Money Management, Inc. (FIMM), a wholly owned subsidiary of FMR. For its services, FIMM receives a fee from FMR of 50% of the management fee payable to FMR. The fee is paid prior to any voluntary expense reimbursements which may be in effect.

DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Board of Trustees has adopted separate distribution plans with respect to each class of shares (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a distribution and service

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

DISTRIBUTION AND SERVICE PLAN - CONTINUED

fee. A portion of this fee may be reallowed to securities dealers, banks and other financial institutions for the distribution of each class of shares and providing shareholder support services. For the period, this fee was based on the following annual rates of the average net assets of each applicable class:

CLASS A    .15%

CLASS T    .15%

CLASS C    1.00%*

* .75% REPRESENTS A DISTRIBUTION FEE AND .25% REPRESENTS A SHAREHOLDER SERVICE FEE.

For the period, each class paid FDC the following amounts, a portion of which was retained by FDC:

          PAID TO FDC  RETAINED BY FDC

CLASS A   $ 19,542     $ -

CLASS T    460,956      3,071

CLASS C    119,103      101,821

          $ 599,601    $ 104,892

SALES LOAD. FDC receives a front-end sales charge of up to 1.50% for selling Class A and Class T shares of the fund and the proceeds of a contingent deferred sales charge levied on Class C share redemptions occurring within one year of purchase. The Class C charge is 1% of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. A portion of the sales charges paid to FDC is paid to securities dealers, banks and other financial institutions.

For the period, sales charge amounts paid to and retained by FDC were as follows:

          PAID TO FDC  RETAINED BY FDC

CLASS A   $ 56,679     $ 14,321

CLASS T    248,099      79,649

CLASS C    26,881       26,881*

          $ 331,659    $ 120,851

* WHEN CLASS C SHARES ARE INITIALLY SOLD, FDC PAYS COMMISSIONS FROM ITS OWN RESOURCES TO SECURITIES DEALERS,
 BANKS AND OTHER FINANCIAL INSTITUTIONS THROUGH WHICH THE SALES ARE
MADE.

TRANSFER AGENT FEES. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent (collectively referred to as the transfer agent) for the

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

TRANSFER AGENT FEES - CONTINUED

fund's Class A, Class T, Class C, and Institutional Class. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

                       AMOUNT     % OF AVERAGE NET ASSETS

CLASS A                $ 21,088   .16

CLASS T                 553,315   .18

CLASS C                 26,661    .22

INSTITUTIONAL CLASS     13,823    .20

                       $ 614,887

ACCOUNTING FEES. Fidelity Service Company, Inc. maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

5. BANK BORROWINGS.

The fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The average daily loan balance during the period for which the loan was outstanding amounted to $6,019,000. The weighted average interest rate was 5.75%.


6. EXPENSE REDUCTIONS.
Through arrangements with the fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce a portion of expenses. During the period, the fund's custodian fees were reduced by $10,995 under the custodian arrangement, and Class A's expenses were reduced by $1,617 under the transfer agent arrangement.

7. DISTRIBUTIONS TO SHAREHOLDERS.

Distributions to shareholders of each class were as follows:

                            YEAR ENDED OCTOBER 31,

                            1999                    1998A

FROM NET INVESTMENT INCOME

CLASS A                     $ 728,649               $ 388,579

CLASS T                      17,079,838              19,688,772

CLASS C                      560,143                 94,836

INSTITUTIONAL CLASS          393,866                 384,770

TOTAL                       $ 18,762,496            $ 20,556,957

A DISTRIBUTIONS FOR CLASS C ARE FOR THE PERIOD NOVEMBER 3, 1997
(COMMENCEMENT OF SALE OF SHARES) TO OCTOBER 31, 1998.

8. SHARE TRANSACTIONS.

Transactions for each class of shares for the periods are as follows:

                            SHARES                                          DOLLARS

                            YEAR ENDED OCTOBER 31,  YEAR ENDED OCTOBER 31,  YEAR ENDED OCTOBER 31,  YEAR ENDED OCTOBER 31,

                            1999                    1998A                   1999                    1998A



CLASS A Shares sold          4,473,072               592,781                $ 41,324,913            $ 5,547,089

Reinvestment of
distributions                71,481                  15,963                  658,379                 149,204

Shares redeemed              (3,183,911)             (2,137,845)             (29,310,347)            (20,007,107)

Net increase (decrease)      1,360,642               (1,529,101)            $ 12,672,945            $ (14,310,814)

CLASS T Shares sold          21,974,295              18,467,587             $ 203,715,730           $ 172,851,708

Reinvestment of
distributions                1,462,245               1,675,946               13,533,243              15,669,989

Shares redeemed              (25,110,949)            (22,231,985)            (233,084,712)           (207,892,792)

Net increase (decrease)      (1,674,409)             (2,088,452)            $ (15,835,739)          $ (19,371,095)

CLASS C Shares sold          4,501,972               1,458,611              $ 41,508,375            $ 13,712,358

Reinvestment of
distributions                46,606                  6,695                   430,046                 62,751

Shares redeemed              (2,481,867)             (208,351)               (23,005,901)            (1,947,580)

Net increase (decrease)      2,066,711               1,256,955              $ 18,932,520            $ 11,827,529

INSTITUTIONAL CLASS Shares   527,018                 733,154                $ 4,875,430             $ 6,860,400
sold

Reinvestment of
distributions                36,799                  33,202                  340,500                 310,406

Shares redeemed              (569,453)               (738,984)               (5,265,224)             (6,910,550)

Net increase (decrease)      (5,636)                 27,372                 $ (49,294)              $ 260,256


A SHARE TRANSACTIONS FOR CLASS C ARE FOR THE PERIOD NOVEMBER 3, 1997 (COMMENCEMENT OF SALE OF SHARES) TO OCTOBER 31, 1998.

INDEPENDENT AUDITORS' REPORT


To the Trustees of Fidelity Advisor Series II and the Shareholders of Fidelity Advisor Short Fixed-Income Fund:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments of Fidelity Advisor Short Fixed-Income Fund as of October 31, 1999, and the related statements of operations, changes in net assets and financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets for the year ended October 31, 1998, and the financial highlights for each of the years in the four-year period ended October 31, 1998 were audited by other auditors whose report, dated December 15, 1998, expressed an unqualified opinion on those statements and financial highlights.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned at October 31, 1999, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Fidelity Advisor Short Fixed-Income Fund at October 31, 1999, the results of its operations, the changes in its net assets, and its financial highlights for the year then ended in conformity with generally accepted accounting principles.

/s/DELOITTE & TOUCHE LLP
DELOITTE & TOUCHE LLP

Boston, Massachusetts
December 3, 1999

DISTRIBUTIONS


A total of 11.01% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund will notify shareholders in January 2000 of amounts for use in preparing 1999 income tax returns.

INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA

INVESTMENT SUB-ADVISERS
Fidelity Management & Research
(U.K.) Inc., London, England
Fidelity Management & Research
(Far East) Inc., Tokyo, Japan
Fidelity Investments Money Management, Inc. (FIMM)
Merrimack, NH

OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Andrew J. Dudley, Vice President
Fred L. Henning, Jr., Vice President
Dwight D. Churchill, Vice President
Stanley N. Griffith, Assistant Vice President
Eric D. Roiter, Secretary
Richard A. Silver, Treasurer
Matthew N. Karstetter, Deputy Treasurer
John H. Costello, Assistant Treasurer
Thomas J. Simpson, Assistant Treasurer

BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *
ADVISORY BOARD
J. Gary Burkhead
Abigail P. Johnson
Ned C. Lautenbach

* INDEPENDENT TRUSTEES

GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA

TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA

CUSTODIAN
The Bank of New York
New York, NY

(registered trademark)




FIDELITY(REGISTERED TRADEMARK) ADVISOR
SHORT FIXED-INCOME
FUND - INSTITUTIONAL CLASS

ANNUAL REPORT
OCTOBER 31, 1999

(2_FIDELITY_LOGOS)(registered trademark)

CONTENTS


PRESIDENT'S MESSAGE           3   Ned Johnson on investing
                                  strategies.

PERFORMANCE                   4   How the fund has done over
                                  time.

FUND TALK                     7   The manager's review of fund
                                  performance, strategy and
                                  outlook.

INVESTMENT CHANGES            10  A summary of major shifts in
                                  the fund's investments over
                                  the past six months.

INVESTMENTS                   11  A complete list of the fund's
                                  investments with their
                                  market values.

FINANCIAL STATEMENTS          24  Statements of assets and
                                  liabilities, operations, and
                                  changes in net assets,  as
                                  well as financial highlights.

NOTES                         32  Notes to the financial
                                  statements.

INDEPENDENT AUDITORS' REPORT  38  The auditors' opinion.

DISTRIBUTIONS                 39


Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report is printed on recycled paper using soy-based inks.

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE
SUBMITTED FOR THE GENERAL INFORMATION
OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS
IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.

MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED
BY,
ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC,
FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT
INVESTED.

NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY ADVISOR FUND, INCLUDING CHARGES AND EXPENSES, CONTACT YOUR
INVESTMENT PROFESSIONAL FOR A FREE PROSPECTUS. READ IT CAREFULLY
BEFORE YOU INVEST OR SEND MONEY.

PRESIDENT'S MESSAGE


(PHOTO_OF_EDWARD_C_JOHNSON_3D)

DEAR SHAREHOLDER:

All major U.S. equity market indexes posted positive returns for the month of October, led by the technology-heavy NASDAQ Index, which climbed to a record high close during the month. Domestic bonds, however, turned in relatively flat performance, due in large part to lingering fears of a potential interest rate hike by the Federal Reserve Board, and its adoption of a tightening bias during the first week of the month.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.

An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.

If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

Remember to contact your investment professional if you need help with your investments.

Best regards,
Edward C. Johnson 3d

FIDELITY ADVISOR SHORT FIXED-INCOME FUND - INSTITUTIONAL CLASS
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change, or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the class' income, as reflected in its yield, to measure performance. The initial offering of Institutional Class shares took place on July 3, 1995. Institutional Class shares are sold to eligible investors without a sales load or 12b-1 fee. Returns prior to July 3, 1995 are those of Class T, the original class of the fund, and reflect Class T shares' 0.15% 12b-1 fee. If Fidelity had not reimbursed certain class expenses, the past five year and past 10 year total returns would have been lower.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED OCTOBER 31, 1999     PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY(REGISTERED                3.27%        30.68%        84.49%
TRADEMARK) ADV SHORT
FIXED-INCOME - INST CL

LB 1-3 Year Govt/Corp              3.20%        36.56%        91.97%

Short Investment Grade Debt        2.98%        32.77%        86.39%
Funds Average

CUMULATIVE TOTAL RETURNS show Institutional Class' performance in percentage terms over a set period - in this case, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Institutional Class' returns to the performance of the Lehman Brothers 1-3 Year Government/Corporate Bond Index - a market value-weighted index of government and investment-grade corporate fixed-rate debt issues with maturities between one and three years. To measure how Institutional Class' performance stacked up against its peers, you can compare it to the short investment grade debt funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past one year average represents a peer group of 112 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED OCTOBER 31, 1999   PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY ADV SHORT               3.27%        5.50%         6.32%
FIXED-INCOME - INST CL

LB 1-3 Year Govt/Corp            3.20%        6.43%         6.74%

Short Investment Grade Debt      2.98%        5.83%         6.41%
Funds Average

AVERAGE ANNUAL TOTAL RETURNS take Institutional Class shares' cumulative return and show you what would have happened if Institutional Class shares had performed at a constant rate each year.

$10,000 OVER 10 YEARS
             FA Short Fixed-Inc -CL I    LB 1-3 Year Govt/Corp
             00643                       LB013
  1989/10/31      10000.00                    10000.00
  1989/11/30      10078.55                    10089.40
  1989/12/31      10131.49                    10129.34
  1990/01/31      10108.55                    10139.94
  1990/02/28      10149.41                    10193.74
  1990/03/31      10203.12                    10226.08
  1990/04/30      10212.43                    10251.62
  1990/05/31      10372.93                    10410.04
  1990/06/30      10453.18                    10520.09
  1990/07/31      10576.97                    10647.54
  1990/08/31      10560.05                    10685.31
  1990/09/30      10586.38                    10765.47
  1990/10/31      10559.36                    10876.61
  1990/11/30      10625.86                    10982.85
  1990/12/31      10726.11                    11111.38
  1991/01/31      10693.87                    11211.92
  1991/02/28      10804.81                    11292.90
  1991/03/31      10997.76                    11374.96
  1991/04/30      11157.84                    11486.37
  1991/05/31      11271.72                    11558.11
  1991/06/30      11326.82                    11601.04
  1991/07/31      11404.64                    11702.94
  1991/08/31      11596.08                    11861.63
  1991/09/30      11716.04                    11989.35
  1991/10/31      11846.82                    12118.42
  1991/11/30      11966.66                    12240.97
  1991/12/31      12160.33                    12426.02
  1992/01/31      12210.20                    12413.25
  1992/02/29      12292.51                    12452.65
  1992/03/31      12349.90                    12449.93
  1992/04/30      12430.00                    12563.79
  1992/05/31      12558.86                    12681.45
  1992/06/30      12674.29                    12811.06
  1992/07/31      12831.90                    12961.33
  1992/08/31      12940.87                    13065.95
  1992/09/30      13047.90                    13189.59
  1992/10/31      12965.09                    13110.24
  1992/11/30      12971.13                    13091.76
  1992/12/31      13085.23                    13215.40
  1993/01/31      13283.53                    13356.43
  1993/02/28      13445.14                    13465.39
  1993/03/31      13531.47                    13509.14
  1993/04/30      13599.95                    13593.92
  1993/05/31      13657.67                    13562.95
  1993/06/30      13794.82                    13665.66
  1993/07/31      13876.41                    13696.91
  1993/08/31      14012.55                    13811.58
  1993/09/30      14060.95                    13856.15
  1993/10/31      14148.49                    13888.48
  1993/11/30      14206.71                    13892.56
  1993/12/31      14327.55                    13948.81
  1994/01/31      14416.94                    14037.66
  1994/02/28      14299.29                    13952.61
  1994/03/31      13971.77                    13880.87
  1994/04/30      13898.11                    13828.16
  1994/05/31      13981.79                    13846.91
  1994/06/30      13871.75                    13883.32
  1994/07/31      13998.28                    14009.67
  1994/08/31      14111.92                    14056.95
  1994/09/30      14106.49                    14025.71
  1994/10/31      14117.25                    14057.77
  1994/11/30      14141.50                    13998.80
  1994/12/31      13844.83                    14025.43
  1995/01/31      13947.83                    14218.09
  1995/02/28      14120.66                    14414.83
  1995/03/31      14194.89                    14496.62
  1995/04/30      14310.45                    14627.86
  1995/05/31      14567.93                    14881.12
  1995/06/30      14636.53                    14962.09
  1995/07/31      14707.24                    15021.87
  1995/08/31      14797.09                    15112.90
  1995/09/30      14869.85                    15187.63
  1995/10/31      14978.24                    15313.71
  1995/11/30      15102.31                    15445.50
  1995/12/31      15216.06                    15562.62
  1996/01/31      15331.03                    15695.77
  1996/02/29      15280.83                    15635.99
  1996/03/31      15252.18                    15624.58
  1996/04/30      15253.82                    15640.34
  1996/05/31      15286.40                    15676.48
  1996/06/30      15398.51                    15791.15
  1996/07/31      15446.16                    15852.56
  1996/08/31      15493.98                    15910.98
  1996/09/30      15624.33                    16056.63
  1996/10/31      15794.44                    16237.87
  1996/11/30      15929.29                    16359.61
  1996/12/31      15929.20                    16362.33
  1997/01/31      15995.23                    16441.40
  1997/02/28      16039.86                    16482.16
  1997/03/31      16023.36                    16469.39
  1997/04/30      16141.36                    16604.44
  1997/05/31      16244.44                    16720.47
  1997/06/30      16363.71                    16836.77
  1997/07/31      16555.53                    17023.72
  1997/08/31      16553.72                    17039.75
  1997/09/30      16673.49                    17171.00
  1997/10/31      16780.01                    17294.64
  1997/11/30      16831.59                    17338.12
  1997/12/31      16937.64                    17452.51
  1998/01/31      17096.74                    17620.99
  1998/02/28      17120.97                    17638.65
  1998/03/31      17172.97                    17707.40
  1998/04/30      17258.55                    17795.17
  1998/05/31      17348.17                    17891.91
  1998/06/30      17433.55                    17984.29
  1998/07/31      17520.35                    18067.99
  1998/08/31      17642.81                    18275.86
  1998/09/30      17857.31                    18521.78
  1998/10/31      17865.12                    18601.94
  1998/11/30      17872.42                    18598.41
  1998/12/31      17957.10                    18670.42
  1999/01/31      18062.04                    18750.31
  1999/02/28      18007.26                    18671.23
  1999/03/31      18155.51                    18803.49
  1999/04/30      18220.22                    18867.94
  1999/05/31      18188.88                    18848.67
  1999/06/30      18233.85                    18908.37
  1999/07/31      18262.42                    18962.53
  1999/08/31      18287.89                    19012.35
  1999/09/30      18417.57                    19140.27
  1999/10/29      18448.74                    19196.90
IMATRL PRASUN   SHR__CHT 19991031 19991112 093532 R00000000000123

$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Short Fixed-Income Fund - Institutional Class on October 31, 1989. As the chart shows, by October 31, 1999, the value of the investment would have grown to $18,449 - a 84.49% increase on the initial investment. For comparison, look at how the Lehman Brothers 1-3 Year Government/Corporate Bond Index did over the same period. With dividends, and capital gains, if any, reinvested, the same $10,000 would have grown to $19,197 - a 91.97% increase.

(checkmark)UNDERSTANDING
PERFORMANCE

How a fund did yesterday is
no guarantee of how it will do
tomorrow. Bond prices, for
example, generally move in
the opposite direction of
interest rates. In turn, the share
price, return and yield of a
fund that invests in bonds will
vary. That means if you sell
your shares during a market
downturn, you might lose
money. But if you can ride out
the market's ups and downs,
you may have a gain.

TOTAL RETURN COMPONENTS

                  YEARS ENDED OCTOBER 31,        JULY 3, 1995 (COMMENCEMENT OF
                                                 SALE OF  INSTITUTIONAL
                                                 CLASS SHARES)  TO OCTOBER 31,

                   1999    1998   1997    1996    1995

Dividend returns   5.72%   6.15%  6.45%   6.51%   1.97%

Capital returns    -2.45%  0.32%  -0.21%  -1.06%  0.21%

Total returns      3.27%   6.47%  6.24%   5.45%   2.18%

TOTAL RETURN COMPONENTS include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the class. A capital return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains, if any, paid by the class are reinvested.

DIVIDENDS AND YIELD

PERIODS ENDED OCTOBER 31, 1999  PAST 1 MONTH  PAST 6 MONTHS  PAST 1 YEAR

Dividends per share             4.55(cents)   26.46(cents)   52.85(cents)

Annualized dividend rate        5.86%         5.71%          5.71%

30-day annualized yield         6.20%         -              -

DIVIDENDS per share show the income paid by the class for a set period. If you annualize this number, based on an average share price of $9.14 over the past one month, $9.20 over the past six months, and $9.26 over the past one year, you can compare the class' income over these three periods. The 30-day annualized

YIELD is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis.

FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP

Rising interest rates stormed onto
the scene, leaving most bonds
standing by the wayside during
the 12-month period that ended
October 31, 1999. The Lehman
Brothers Aggregate Bond Index, a
popular measure of taxable-bond
performance, could muster only a
0.53% return during the period.
Fear of inflation and runaway
growth in the economy sent rates
higher, and Treasury prices lower.
Anticipation of and reaction to two
quarter-point rate hikes levied by
the Federal Reserve Board in the
summer kept the heat on Treasuries,
erasing a majority of the
interest-rate cuts of 1998. The
Lehman Brothers Treasury Index fell
1.55% during the 12-month period.
Elsewhere, spread sectors -
including corporate bonds and
mortgage securities - enjoyed an
edge over comparable duration
Treasuries. Investors seeking
higher-yielding alternatives to
Treasuries bid spread sector prices
higher from their depressed levels
of last fall. The excitement
surrounding corporate bonds
abated, however, as these issues
were upended in July and August
by market expectations of strong
year-end debt issuance. Corporates
recovered sharply, though, in
September and October in response
to lighter-than-expected supply. The
Lehman Brothers Corporate Bond
Index inched up 0.61% during the
period. In contrast, mortgage
securities mounted a sustained rally
during the period, benefiting from
favorable refinancing and
prepayment levels, as well as
declining interest-rate volatility late
in the period. The Lehman Brothers
Mortgage-Backed Securities Index
returned 2.99% during this time
frame.

(photograph of Andrew Dudley)

An interview with Andrew Dudley, Portfolio Manager of Fidelity Advisor Short Fixed-Income Fund

Q. HOW DID THE FUND PERFORM, ANDY?

A. For the 12-month period that ended October 31, 1999, the fund's Institutional Class shares returned 3.27%. In comparison, the Lehman Brothers 1-3 Year Government/Corporate Bond Index returned 3.20%, while the short investment grade debt funds average tracked by Lipper Inc. returned 2.98% during the 12-month period.

Q. HOW WOULD YOU DESCRIBE THE MARKET ENVIRONMENT DURING THE PERIOD? WHAT FACTORS INFLUENCED THE FUND'S PERFORMANCE?

A. It was a difficult period for the bond market. Rates moved much higher and spread sectors - including corporate bonds, mortgage securities, asset-backed and federal agency securities - experienced substantial volatility. At the same time, however, I was struck by how much bad news the market was able to withstand more recently. From the beginning of June through the end of the period, the yield on the 30-year Treasury bond stayed within a trading range of 40 basis points, despite two interest-rate hikes by the Federal Reserve Board, a $9 per barrel increase in the price of oil and a roughly 12% decline in the dollar against the Japanese yen. Additionally, investors' general perception that inflation remained under control resulted in a cautious yet stable trading pattern. Regarding its performance versus the index and Lipper peer group, the fund's overweighted positions in fixed-income spread sectors helped returns. In general, these spread sectors outperformed comparable duration Treasuries during the period.

Q. DID ANY OTHER MARKET FACTORS AFFECT PERFORMANCE?

A. Volatility in the equity market normally has a negative effect on the performance of the corporate bond sector, and this past period was no exception. Historically, corporate bond investors prefer a stable equity market, which has a closer correlation to bond performance than other sectors of the fixed-income market. Since August, however, despite turbulence in the equity markets, the weak supply of corporate issues due to Y2K concerns helped support prices.

Q. CAN YOU TELL US A BIT ABOUT YOUR STRATEGY DURING THE PERIOD? HOW WERE THE FUND'S ASSETS ALLOCATED?

A. The fund's strategy of maintaining an overweighted exposure to spread sectors remained a consistent theme. Following the global financial crisis and the massive flight to quality we experienced last fall, spread sectors appeared severely undervalued relative to Treasuries and government agency bonds. As a result, the fund's overall exposure to corporate bonds, asset-backed securities - which are bonds backed by a pool of loans such as credit cards, for example
- and mortgage securities remained high and accounted for approximately 73% of the fund's net assets at the end of the period. Within these holdings, corporate bonds accounted for roughly 46%, while asset-backed and mortgage securities represented approximately 16% and 11%, respectively.

Q. WHICH HOLDINGS HURT THE FUND'S RELATIVE PERFORMANCE?

A. From May through mid-August, spread sectors began to price in the worst fears about potential Y2K problems resulting in less demand for corporate and mortgage bonds. As a result, yield spreads widened. In other words, spread sector yields - which move in the opposite direction of bond prices - moved higher while their prices decreased relative to Treasuries. This caused some slight underperformance. As investors' worst fears were not realized, spread sectors rebounded moderately through September.

Q. WHAT'S YOUR OUTLOOK, ANDY?

A. There are several factors in the short term that may cause concern: the market's uncertainty about the Fed's next move, fears about the potential impact of turbulent equity markets and concerns with Y2K issues. However, because many parts of the market remain priced in expectation of a more difficult environment, I think spread products could offer good value. This would be particularly true if the market's fears are not realized.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER AND DO NOT NECESSARILY REPRESENT THE VIEWS OF FIDELITY OR ANY OTHER PERSON IN THE FIDELITY ORGANIZATION. ANY SUCH VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS AND FIDELITY DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR A FIDELITY FUND ARE BASED ON NUMEROUS FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY FIDELITY FUND.

(checkmark)FUND FACTS

GOAL: high current income,
consistent with preservation
of capital, by investing
primarily in a broad range of
investment-grade,
fixed-income securities

START DATE: September 16,
1987

SIZE: as of October 31, 1999,
more than $364 million

MANAGER: Andrew Dudley,
since 1997; joined Fidelity
in 1996

ANDREW DUDLEY ON THE
INTRODUCTION OF
AGENCY-BENCHMARK-CLASS
SECURITIES AND ITS POTENTIAL
IMPACT ON THE FUND'S
STRATEGY:

"Federal agencies have taken
steps to capture the market's
attention as Treasury supply has
declined. Fannie Mae, Freddie
Mac and the Federal Home Loan
Bank, for instance, have created
`Benchmark Notes,' `Reference
Notes' and `Bank Global Notes,'
respectively, and we refer to these
securities generically as
`Agency-Benchmark-Class
Securities.'

"In issuing these securities, the
agencies seek to consolidate their
offerings into fairly large issues,
taking them to the market on a
regular, but less frequent, basis.
The intent is to enhance the
appeal of these issues by
approaching the predictability and
liquidity of Treasury securities.
Should investors begin to view
agency securities as suitable
replacements for Treasuries,
demand may improve, which could
ultimately improve relative prices.
Accordingly, I will be closely
monitoring these securities as a
potentially high-quality,
yield-enhancing alternative to
Treasuries."

INVESTMENT CHANGES



QUALITY DIVERSIFICATION AS OF
OCTOBER 31, 1999

(MOODY'S RATINGS)              % OF FUND'S INVESTMENTS  % OF FUND'S INVESTMENTS  6
                                                        MONTHS AGO

Aaa                             39.4                     36.0

Aa                              5.1                      7.3

A                               17.5                     18.7

Baa                             32.7                     32.4

Ba and Below                    1.9                      1.3

Not Rated                       0.4                      0.9


TABLE EXCLUDES SHORT-TERM INVESTMENTS. WHERE MOODY'S RATINGS ARE NOT AVAILABLE, WE HAVE USED S&P (registered trademark) RATINGS.
SECURITIES RATED AS BA OR BELOW WERE RATED INVESTMENT GRADE BY OTHER NATIONALLY RECOGNIZED RATING AGENCIES OR ASSIGNED AN INVESTMENT GRADE RATING AT THE TIME OF ACQUISITION BY FIDELITY.

AVERAGE YEARS TO MATURITY AS
OF OCTOBER 31, 1999

                                     6 MONTHS AGO

Years                          2.4   2.6

AVERAGE YEARS TO MATURITY IS BASED ON THE AVERAGE TIME REMAINING UNTIL PRINCIPAL PAYMENTS ARE EXPECTED FROM EACH OF THE FUND'S BONDS,
WEIGHTED BY DOLLAR AMOUNT.

DURATION AS OF OCTOBER 31, 1999

                                        6 MONTHS AGO

Years                             1.8   1.9

DURATION SHOWS HOW MUCH A BOND FUND'S PRICE FLUCTUATES WITH CHANGES IN COMPARABLE INTEREST RATES. IF RATES RISE 1%, FOR EXAMPLE, A FUND WITH A FIVE-YEAR DURATION IS LIKELY TO LOSE ABOUT 5% OF ITS VALUE. OTHER FACTORS ALSO CAN INFLUENCE A BOND FUND'S PERFORMANCE AND SHARE PRICE. ACCORDINGLY, A BOND FUND'S ACTUAL PERFORMANCE MAY DIFFER FROM THIS EXAMPLE.

ASSET ALLOCATION (% OF FUND'S
NET ASSETS)

AS OF OCTOBER 31, 1999 *                                        AS OF APRIL 30, 1999 **

Corporate Bonds                 46.0%                           Corporate Bonds                     44.7%

U.S. Government and                                             U.S. Government and
Government Agency                                               Government Agency
Obligations                     23.8%                           Obligations                         20.8%

Asset Backed  Securities        15.8%                           Asset Backed  Securities            18.3%

CMOs and Other Mortgage                                         CMOs and Other Mortgage
Related Securities               7.7%                           Related Securities                   9.7%

Other Investments                2.3%                           Other Investments                    3.4%

Short-Term Investments  and                                     Short-Term Investments  and
Net Other Assets                 4.4%                           Net Other Assets                     3.1%

* FOREIGN INVESTMENTS            5.2%                           ** FOREIGN INVESTMENTS               6.3%

Row: 1, Col: 1, Value: 46.0                                     Row: 1, Col: 1, Value: 44.7
Row: 1, Col: 2, Value: 0.0                                      Row: 1, Col: 2, Value: 0.0
Row: 1, Col: 3, Value: 23.8                                     Row: 1, Col: 3, Value: 20.8
Row: 1, Col: 4, Value: 15.8                                     Row: 1, Col: 4, Value: 18.3
Row: 1, Col: 5, Value: 7.7                                      Row: 1, Col: 5, Value: 9.699999999999999
Row: 1, Col: 6, Value: 2.3                                      Row: 1, Col: 6, Value: 3.4
Row: 1, Col: 7, Value: 0.0                                      Row: 1, Col: 7, Value: 0.0
Row: 1, Col: 8, Value: 4.4                                      Row: 1, Col: 8, Value: 3.1





PRIOR TO THIS REPORT, CERTAIN INFORMATION RELATED TO PORTFOLIO
HOLDINGS WAS STATED AS A PERCENTAGE OF THE FUND'S INVESTMENTS.


INVESTMENTS OCTOBER 31, 1999

Showing Percentage of Net Assets



NONCONVERTIBLE BONDS - 46.0%

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT                VALUE (NOTE 1)

BASIC INDUSTRIES - 1.1%

CHEMICALS & PLASTICS - 1.1%

Equistar Chemicals                Baa3      $ 2,450,000                     $ 2,432,229
LP/Equistar Funding Corp.
8.5% 2/15/04

Monsanto Co. 5.375% 12/1/01       A2         1,470,000                       1,437,307
(b)

                                                                             3,869,536

CONSTRUCTION & REAL ESTATE -
2.1%

REAL ESTATE - 0.5%

Cabot Industrial Property LP      Baa2       575,000                         556,543
7.125% 5/1/04

Duke-Weeks Realty LP 6.875%       Baa2       1,200,000                       1,146,876
3/15/05

                                                                             1,703,419

REAL ESTATE INVESTMENT TRUSTS
- 1.6%

Avalonbay Communities, Inc.       Baa1       705,000                         679,345
6.58% 2/15/04

CenterPoint Properties Trust:

6.75% 4/1/05                      Baa2       470,000                         439,882

7.125% 3/15/04                    Baa2       1,300,000                       1,241,227

Equity Office Properties Trust:

6.375% 1/15/02                    Baa1       1,650,000                       1,621,109

6.375% 2/15/03                    Baa1       1,200,000                       1,165,020

Merry Land & Investment Co.,      A3         600,000                         576,084
Inc. 7.25% 6/15/05

ProLogis Trust 6.7% 4/15/04       Baa1       245,000                         233,363

                                                                             5,956,030

TOTAL CONSTRUCTION & REAL                                                    7,659,449
ESTATE

DURABLES - 1.9%

AUTOS, TIRES, & ACCESSORIES -
1.1%

Daimler-Chrysler North            A1         1,500,000                       1,502,100
America Holding Corp. 5.75%
8/23/02 (c)

TRW, Inc.:

6.45% 6/15/01 (b)                 Baa1       1,550,000                       1,540,700

6.5% 6/1/02 (b)                   Baa1       800,000                         787,888

                                                                             3,830,688

NONCONVERTIBLE BONDS -
CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT                VALUE (NOTE 1)

DURABLES - CONTINUED

TEXTILES & APPAREL - 0.8%

Jones Apparel Group,              Baa2      $ 2,155,000                     $ 2,108,883
Inc./Jones Apparel Group
Hldgs., Inc./Jones Apparel
Group USA, Inc. 6.25% 10/1/01

Jones Apparel Group, Inc.         Baa2       800,000                         782,160
7.5% 6/15/04 (b)

                                                                             2,891,043

TOTAL DURABLES                                                               6,721,731

ENERGY - 1.0%

ENERGY SERVICES - 0.2%

Petroliam Nasional BHD            Baa3       575,000                         589,663
(Petronas) yankee 8.875%
8/1/04 (b)

OIL & GAS - 0.8%

Occidental Petroleum Corp.        Baa3       700,000                         700,091
6.09% 11/29/99

Oryx Energy Co. 8% 10/15/03       Baa1       335,000                         339,238

The Coastal Corp. 6.2% 5/15/04    Baa2       1,700,000                       1,633,275

YPF Sociedad Anonima 7.5%         Baa1       400,000                         402,250
10/26/02

                                                                             3,074,854

TOTAL ENERGY                                                                 3,664,517

FINANCE - 18.8%

BANKS - 4.6%

Banc One Corp. 7.25% 8/1/02       A1         1,100,000                       1,114,883

Banco Latinoamericano             Baa2       700,000                         700,000
Exportaciones SA euro 6.9%
12/4/99 (b)

Capital One Bank:

6.48% 6/28/02                     Baa2       1,500,000                       1,468,050

6.65% 3/15/04                     Baa3       2,500,000                       2,406,500

First USA Bank NA 6.125%          Aa2        1,600,000                       1,590,368
6/25/01

Korea Development Bank:

6.625% 11/21/03                   Baa3       745,000                         712,809

7.125% 9/17/01                    Baa3       115,000                         113,780

7.375% 9/17/04                    Baa3       250,000                         242,750

yankee 6.5% 11/15/02              Baa3       580,000                         558,250

Popular, Inc. 6.2% 4/30/01        A3         2,885,000                       2,855,862

Providian National Bank:

6.25% 5/7/01                      Baa3       1,010,000                       995,446

NONCONVERTIBLE BONDS -
CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT                VALUE (NOTE 1)

FINANCE - CONTINUED

BANKS - CONTINUED

Providian National Bank: -
continued

6.7% 3/15/03                      Baa3      $ 2,200,000                     $ 2,136,134

6.75% 3/15/02                     Baa3       390,000                         381,919

Wells Fargo & Co. 6.5% 9/3/02     Aa3        1,500,000                       1,492,950

                                                                             16,769,701

CREDIT & OTHER FINANCE - 10.8%

AT&T Capital Corp.:

6.25% 5/15/01                     A1         3,050,000                       3,022,276

6.875% 1/16/01                    A1         1,870,000                       1,868,990

Chrysler Financial Corp.:

5.25% 5/4/01                      A1         2,600,000                       2,555,618

5.25% 10/22/01                    A1         2,500,000                       2,440,875

Edison Mission Energy Funding     Baa1       1,817,275                       1,769,318
Corp. 6.77% 9/15/03 (b)

ERP Operating LP 6.55%            A3         360,000                         355,943
11/15/01

Ford Motor Credit Co.:

6.4463% 7/16/02 (c)               A1         3,200,000                       3,198,144

6.5% 2/28/02                      A1         1,300,000                       1,294,488

General Electric Capital Corp.:

6.33% 9/17/01                     Aaa        4,000,000                       3,986,800

6.65% 9/3/02                      Aaa        1,300,000                       1,299,766

General Motors Acceptance         A2         2,200,000                       2,174,568
Corp. 5.625% 2/15/01

GS Escrow Corp. 6.75% 8/1/01      Ba1        2,200,000                       2,118,292

Heller Financial, Inc. 6.25%      A3         1,900,000                       1,890,443
3/1/01

PNC Funding Corp. 6.95% 9/1/02    A2         1,400,000                       1,403,766

Popular North America, Inc.       A3         2,380,000                       2,373,574
7.375%  9/15/01

Salton Sea Funding Corp.          Baa2       208,068                         208,416
7.02% 5/30/00

Spieker Properties LP 6.8%        Baa2       315,000                         303,931
5/1/04

Sprint Capital Corp. 5.7%         Baa1       1,880,000                       1,794,817
11/15/03

The Money Store, Inc. 7.3%        A2         800,000                         803,360
12/1/02

Trizec Finance Ltd. yankee        Baa3       575,000                         612,375
10.875%  10/15/05

TXU Eastern Funding 6.15%         Baa1       1,800,000                       1,757,160
5/15/02 (b)

U.S. West Capital Funding,        Baa1       2,100,000                       2,101,050
Inc. 6.875% 8/15/01 (b)

                                                                             39,333,970

NONCONVERTIBLE BONDS -
CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT                VALUE (NOTE 1)

FINANCE - CONTINUED

SAVINGS & LOANS - 1.0%

Long Island Savings Bank FSB:

6.2% 4/2/01                       Baa3      $ 1,350,000                     $ 1,332,855

7% 6/13/02                        Baa3       1,250,000                       1,237,075

Sovereign Bancorp, Inc.           Ba1        1,000,000                       980,210
6.625% 3/15/01

                                                                             3,550,140

SECURITIES INDUSTRY - 2.4%

Amvescap PLC yankee:

6.375% 5/15/03                    A3         2,450,000                       2,375,202

6.6% 5/15/05                      A3         600,000                         574,182

Donaldson Lufkin & Jenrette,      A3         2,600,000                       2,575,820
Inc. 6.25%  8/1/01

Goldman Sachs Group L.P.:

6.2% 2/15/01                      A1         1,000,000                       995,160

6.6% 7/15/02 (b)                  A1         500,000                         497,050

Lehman Brothers Holdings 7%       A3         2,000,000                       1,980,620
5/15/03

                                                                             8,998,034

TOTAL FINANCE                                                                68,651,845

INDUSTRIAL MACHINERY &
EQUIPMENT - 1.1%

Tyco International Group SA:

6.875% 9/5/02 (b)                 Baa1       1,900,000                       1,887,954

yankee 6.125% 6/15/01             Baa1       2,250,000                       2,221,673

                                                                             4,109,627

MEDIA & LEISURE - 3.4%

BROADCASTING - 1.6%

Continental Cablevision, Inc.     Baa2       3,015,000                       3,098,907
8.5% 9/15/01

Cox Communications, Inc. 7%       Baa2       1,400,000                       1,402,506
8/15/01

TCI Communications, Inc.:

8.25% 1/15/03                     A2         300,000                         312,402

9% 1/2/02                         Ba1        970,000                         1,014,707

                                                                             5,828,522

ENTERTAINMENT - 0.4%

Viacom, Inc. 7.75% 6/1/05         Baa3       1,530,000                       1,548,605

NONCONVERTIBLE BONDS -
CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT                VALUE (NOTE 1)

MEDIA & LEISURE - CONTINUED

PUBLISHING - 1.4%

News America Holdings, Inc.       Baa3      $ 2,750,000                     $ 2,856,260
8.625% 2/1/03

Time Warner Entertainment Co.     Baa2       1,985,000                       2,100,904
LP 9.625% 5/1/02

                                                                             4,957,164

TOTAL MEDIA & LEISURE                                                        12,334,291

NONDURABLES - 3.6%

BEVERAGES - 1.6%

Seagram JE & Sons, Inc.:

5.79% 4/15/01                     Baa3       1,005,000                       988,990

6.25% 12/15/01                    Baa3       1,000,000                       982,000

6.4% 12/15/03                     Baa3       4,000,000                       3,856,000

                                                                             5,826,990

FOODS - 0.7%

Dole Food Co., Inc. 6.75%         Baa2       2,590,000                       2,590,777
7/15/00

TOBACCO - 1.3%

Philip Morris Companies, Inc.:

7.25% 9/15/01                     A2         1,125,000                       1,131,919

7.625% 5/15/02                    A2         1,750,000                       1,774,465

8.75% 6/1/01                      A2         1,000,000                       1,028,190

RJR Nabisco, Inc. 7.375%          Baa2       800,000                         768,304
5/15/03 (b)

                                                                             4,702,878

TOTAL NONDURABLES                                                            13,120,645

RETAIL & WHOLESALE - 1.7%

DRUG STORES - 0.7%

Rite Aid Corp. 6% 12/15/00 (b)    Ba2        3,210,000                       2,600,100

GENERAL MERCHANDISE STORES -
0.5%

Federated Department Stores,      Baa1       1,860,000                       1,910,890
Inc. 8.125% 10/15/02

GROCERY STORES - 0.5%

Safeway, Inc. 7% 9/15/02          Baa2       1,700,000                       1,696,311

TOTAL RETAIL & WHOLESALE                                                     6,207,301

NONCONVERTIBLE BONDS -
CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT                VALUE (NOTE 1)

TECHNOLOGY - 2.5%

COMPUTERS & OFFICE EQUIPMENT
- 2.5%

Comdisco, Inc.:

6.1% 6/5/01                       Baa1      $ 5,210,000                     $ 5,177,959

6.65% 11/13/01                    Baa1       2,010,000                       2,006,060

7.25% 9/1/02                      Baa1       1,500,000                       1,494,570

Sun Microsystems, Inc. 7%         Baa1       330,000                         330,231
8/15/02

                                                                             9,008,820

TRANSPORTATION - 3.2%

AIR TRANSPORTATION - 1.5%

Continental Airlines, Inc.
pass thru trust certificates:

6.954% 2/2/11                     Baa1       2,199,092                       2,126,522

7.08% 11/1/04                     Baa1       1,249,831                       1,230,934

Delta Air Lines, Inc.:

6.65% 3/15/04                     Baa3       660,000                         636,029

9.875% 5/15/00                    Baa3       475,000                         482,804

Qantas Airways Ltd. 7.5%          Baa1       1,000,000                       991,460
6/30/03 (b)

                                                                             5,467,749

RAILROADS - 1.2%

CSX Corp.:

7.05% 5/1/02                      Baa2       1,600,000                       1,601,520

9.5% 8/1/00                       Baa2       1,800,000                       1,838,376

Norfolk Southern Corp. 6.95%      Baa1       900,000                         898,308
5/1/02

                                                                             4,338,204

TRUCKING & FREIGHT - 0.5%

Federal Express Corp. 7.53%       A3         1,953,000                       1,953,703
9/23/06

TOTAL TRANSPORTATION                                                         11,759,656

UTILITIES - 5.6%

CELLULAR - 0.1%

Cable & Wireless                  Baa1       425,000                         423,589
Communications PLC 6.375%
3/6/03

ELECTRIC UTILITY - 3.4%

Avon Energy Partners Holdings     Baa2       2,300,000                       2,265,109
6.73% 12/11/02 (b)

Niagara Mohawk Power Corp.:

6.875% 3/1/01                     Baa2       1,420,000                       1,421,619

NONCONVERTIBLE BONDS -
CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT                VALUE (NOTE 1)

UTILITIES - CONTINUED

ELECTRIC UTILITY - CONTINUED

Niagara Mohawk Power Corp.: -
continued

9.25% 10/1/01                     Baa2      $ 1,700,000                     $ 1,772,556

Ohio Edison Co. 7.375% 9/15/02    Baa2       1,910,000                       1,929,348

Philadelphia Electric Co.:

5.625% 11/1/01                    Baa1       1,560,000                       1,519,190

6.5% 5/1/03                       Baa1       720,000                         709,301

7.125% 9/1/02                     Baa1       400,000                         402,012

Texas Utilities Electric Co.:

7.375% 8/1/01                     A3         721,000                         727,914

8% 6/1/02                         A3         1,750,000                       1,791,580

                                                                             12,538,629

GAS - 1.5%

Cms Panhandle Holding Co.         Baa3       1,100,000                       1,052,700
6.125% 3/15/04

El Paso Energy Corp. 6.625%       Baa3       1,700,000                       1,692,010
7/15/01

Enron Corp.:

6.45% 11/15/01                    Baa2       1,050,000                       1,041,285

6.5% 8/1/02                       Baa2       950,000                         935,750

Enserch Corp. 6.25% 1/1/03        Baa2       650,000                         632,093

                                                                             5,353,838

TELEPHONE SERVICES - 0.6%

MCI WorldCom, Inc. 8.875%         A3         811,000                         853,788
1/15/06

Telecomunicaciones de Puerto      Baa2       1,430,000                       1,390,847
Rico, Inc. 6.15% 5/15/02 (b)

                                                                             2,244,635

TOTAL UTILITIES                                                              20,560,691

TOTAL NONCONVERTIBLE BONDS                                                   167,668,109
(Cost $170,946,610)

U.S. GOVERNMENT AND
GOVERNMENT AGENCY
OBLIGATIONS - 20.2%



U.S. GOVERNMENT AGENCY
OBLIGATIONS - 3.9%

Fannie Mae 6.1% 8/10/01           Aaa        5,000,000                       4,989,050

Freddie Mac 7.625% 9/9/09         Aaa        6,000,000                       6,019,680

U.S. GOVERNMENT AND
GOVERNMENT AGENCY
OBLIGATIONS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT                VALUE (NOTE 1)

U.S. GOVERNMENT AGENCY
OBLIGATIONS - CONTINUED

Government Trust Certificates     Aaa       $ 259,624                       $ 266,839
(assets of Trust guaranteed
by U.S. Government through
Defense Security Assistance
Agency) Class T-3, 9.625%
5/15/02

Guaranteed Export Trust           Aaa        1,764,705                       1,754,781
Certificates (assets of
Trust guaranteed by U.S.
Government through
Export-Import Bank) Series
1995-A, 6.28% 6/15/04

Israel Export Trust               Aaa        494,117                         498,372
Certificates (assets of
Trust guaranteed by U.S.
Government through
Export-Import Bank) Series
1994 1, 6.88% 1/26/03

Private Export Funding Corp.      Aaa        858,600                         864,229
secured 6.86% 4/30/04

                                                                             14,392,951

U.S. TREASURY OBLIGATIONS -
16.3%

U.S. Treasury Notes:

5.5% 8/31/01                      Aaa        20,000,000                      19,890,600

5.75% 10/31/00                    Aaa        27,700,000                      27,730,191

6.625% 4/30/02                    Aaa        8,100,000                       8,240,454

7.875% 8/15/01                    Aaa        3,300,000                       3,412,926

                                                                             59,274,171

TOTAL U.S. GOVERNMENT AND                                                    73,667,122
GOVERNMENT AGENCY OBLIGATIONS
(Cost $73,952,455)

U.S. GOVERNMENT AGENCY -
MORTGAGE SECURITIES - 3.6%



FANNIE MAE - 2.4%

6.5% 10/1/11                      Aaa        206,732                         203,156

7% 7/1/25 to 8/1/29               Aaa        8,225,601                       8,086,533

11.5% 11/1/15                     Aaa        376,202                         416,306

                                                                             8,705,995

FREDDIE MAC - 0.0%

12% 11/1/19                       Aaa        90,228                          100,153

U.S. GOVERNMENT AGENCY -
MORTGAGE SECURITIES -
CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT                VALUE (NOTE 1)

GOVERNMENT NATIONAL MORTGAGE
ASSOCIATION - 1.2%

9.5% 9/15/16 to 10/15/20          Aaa       $ 1,406,818                     $ 1,493,885

11% 12/15/09 to 1/15/16           Aaa        1,589,693                       1,755,648

11.5% 8/15/13 to 11/15/15         Aaa        538,756                         605,537

12% 2/15/16                       Aaa        515,332                         582,944

                                                                             4,438,014

TOTAL U.S. GOVERNMENT AGENCY                                                 13,244,162
- MORTGAGE SECURITIES
(Cost $13,539,007)

ASSET-BACKED SECURITIES - 15.8%



Americredit Automobile            Aaa        2,000,000                       2,008,125
Receivables Trust 7.02%
12/15/05

Arcadia Automobile
Receivables Trust:

5.67% 1/15/04                     Aaa        1,300,000                       1,262,300

7.2% 6/15/07                      Aaa        1,700,000                       1,713,281

ARG Funding Corp. 5.88%           Aaa        2,650,000                       2,592,031
5/20/03 (b)

Capita Equipment Receivables
Trust:

6.45% 8/15/02                     Aa3        2,200,000                       2,181,366

6.57% 3/15/01                     Aa3        1,020,000                       1,018,470

Caterpillar Financial Asset       Aaa        2,100,000                       2,093,289
Trust 6.2% 4/25/04

Chase Manhattan Marine Owner      Aaa        2,020,000                       2,020,444
Trust 6.25% 4/16/07

Chevy Chase Auto Receivables
Trust:

5.97% 10/20/04                    Aaa        1,154,866                       1,144,762

6.2% 3/20/04                      Aaa        472,183                         469,675

Citibank Credit Card Master       Aaa        1,800,000                       1,784,531
Trust I 5.75% 1/15/03

Contimortgage Home Equity
Loan Trust:

6.26% 7/15/12                     Aaa        1,647,777                       1,640,560

6.3% 7/15/12                      Aaa        1,600,000                       1,583,488

CPS Auto Grantor Trust:

6.09% 11/15/03                    Aaa        678,781                         678,781

6.7% 2/15/02                      Aaa        181,409                         181,267

CS First Boston Mortgage          Aaa        933,474                         936,100
Securities Corp. 7% 3/15/27

Discover Card Master Trust I      A2         5,250,000                       5,238,516
5.7663% 7/18/05 (c)

Fidelity Funding Auto Trust       Aaa        211,017                         211,941
6.99%  11/15/02 (b)

ASSET-BACKED SECURITIES -
CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT                VALUE (NOTE 1)

First Security Auto Owner         A3        $ 1,400,000                     $ 1,382,500
Trust 6.2% 10/2/06

Ford Credit Auto Owner Trust:

6.15% 9/15/02                     A1         1,800,000                       1,777,500

6.87% 11/15/04                    A2         650,000                         647,359

Green Tree Lease Finance LLC      A          297                             295
6.66%  10/20/04

Key Auto Finance Trust:

5.83% 1/15/07                     Aaa        2,200,000                       2,160,469

6.65% 10/15/03                    Baa3       178,996                         178,493

Newcourt Equipment Trust          Aaa        2,050,000                       2,024,055
Securities sequential pay
5.24% 12/20/02

Norwest Automobile Trust 6.3%     A2         1,424,000                       1,422,665
5/15/03

Olympic Automobile                Aaa        406,956                         403,905
Receivables Trust 6.125%
11/15/04

Onyx Acceptance Grantor Trust:

5.95% 7/15/04                     Aaa        1,378,720                       1,372,254

6.2% 6/15/03                      Aaa        610,129                         609,367

Petroleum Enhanced Trust          Baa2       1,455,053                       1,449,597
Receivables Offering
Petroleum Trust 6.125%
2/5/03 (b)(c)

Premier Auto Trust 5.7%           Aaa        4,000,000                       3,962,480
10/6/02

Prime Credit Card Master          Aaa        1,000,000                       1,001,560
Trust 6.75%  11/15/05

Reliance Auto Receivables         Aaa        239,964                         239,964
Corp., Inc. 6.1% 7/15/02 (b)

Sears Credit Account Master
Trust II:

6.2% 2/16/06                      Aaa        1,600,000                       1,593,488

6.2% 7/16/07                      Aaa        2,700,000                       2,666,250

TMS Auto Grantor Trust 5.9%       Aaa        70,140                          70,162
9/15/02

Tranex Auto Receivables Owner     Aaa        653,118                         650,159
Trust 6.334% 8/15/03 (b)

Triad Auto Receivables Owner      Aaa        1,600,302                       1,579,298
Trust 5.98% 9/17/05

Western Financial Grantor         Aaa        361,444                         360,541
Trust 5.875%  3/1/02

WFS Financial Owner Trust:

6.9% 12/20/03                     Aaa        1,571,589                       1,574,046

7.05% 11/20/03                    Aaa        1,762,343                       1,765,648

TOTAL ASSET-BACKED SECURITIES                                                57,650,982
(Cost $58,010,682)

COLLATERALIZED MORTGAGE
OBLIGATIONS - 0.5%

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT                VALUE (NOTE 1)

PRIVATE SPONSOR - 0.5%

GE Capital Mortgage Services,     Aaa       $ 497,584                       $ 494,708
Inc. planned amortization
class Series 1994-2 Class
A-4, 6% 1/25/09

Residential Funding Mortgage      Aa1        1,472,294                       1,462,633
Securities I, Inc. planned
amortization class Series
1994-S12 Class A-2, 6.5%
4/25/09

TOTAL COLLATERALIZED MORTGAGE                                                1,957,341
OBLIGATIONS
(Cost $1,965,531)

COMMERCIAL MORTGAGE
SECURITIES - 7.2%



Allied Capital Commercial         Aaa        928,118                         918,257
Mortgage Trust sequential
pay Series 1998-1 Class A,
6.31% 1/25/28 (b)

Bankers Trust II Series           Baa2       2,200,000                       2,194,500
1999-S1A, Class D 7.5488%
2/28/14 (b)(c)

Bankers Trust REMIC Trust         Baa2       2,350,000                       2,353,672
Series 1998-S1A  Class F,
7.38% 11/28/02 (c)

CBM Funding Corp. sequential      AA         1,243,397                       1,239,318
pay Series 1996-1 Class A-2,
6.88% 7/1/02

CS First Boston Mortgage
Securities Corp.:

sequential pay Series             -          1,522,753                       1,509,429
1997-SPICE Class A, 6.653%
8/20/36 (b)

Series 1998-FL1:

Class D, 5.9% 12/10/00 (b)(c)     A2         1,000,000                       990,000

Class E, 6.25% 1/10/13 (b)(c)     Baa2       2,700,000                       2,646,000

DLJ Commercial Mortgage Corp.     Aa2        1,170,000                       1,168,903
floater  Series 1998-STFA
Class A-3, 6.0075% 12/8/00
(b)(c)

Equitable Life Assurance
Society of the United States:

floater Series 174 Class D-2,     Baa2       1,200,000                       1,185,000
6.7063% 5/15/03 (b)(c)

sequential pay Series 174         Aaa        1,000,000                       1,002,010
Class A1, 7.24% 5/15/06 (b)

Fannie Mae ACES sequential        Aaa        805,931                         796,865
pay Series 1995 - M1 Class
A, 6.65% 7/25/10

Federal Deposit Insurance
Corp. REMIC Trust:

sequential pay Series 1996-C1     Aaa        1,025,613                       1,022,889
Class 1A, 6.75% 7/25/26

COMMERCIAL MORTGAGE
SECURITIES - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT                VALUE (NOTE 1)

Federal Deposit Insurance
Corp. REMIC Trust: - continued

sequential pay Series 1994-C1     Aaa       $ 52,813                        $ 52,863
Class II-A2, 7.85% 9/25/25

FMAC Loan Receivables Trust       Aaa        679,153                         654,958
sequential pay Series 1998-C
Class A1 Notes, 5.99%
9/15/20 (b)

Franchise Loan Trust              Aaa        1,249,274                       1,218,043
sequential pay Series 1998-I
Class A1 Notes, 6.24%
7/15/20 (b)

GS Mortgage Securities Corp.
II Series 1999-GSFL II:

Class E, 7.4676% 11/13/13         Baa2       1,100,000                       1,095,875
(b)(c)

Class F, 7.6634% 11/13/13         Baa3       1,100,000                       1,085,392
(b)(c)

Host Marriot Pool Trust 6.98%     Aaa        988,705                         978,819
8/1/15

Nomura Depositor Trust            Baa2       2,290,000                       2,169,417
floater Series 1998-ST1A
Class A-4, 6.3063% 2/15/34
(b)(c)

Resolution Trust Corp.            Aaa        56,324                          56,324
sequential pay  Series 1995
C-1 Class A2C, 6.9% 2/25/27

Structured Asset Securities       A3         2,019,277                       2,003,502
Corp. floater Series
1998-C2A Class C, 5.8388%
1/25/13 (b)(c)

TOTAL COMMERCIAL MORTGAGE                                                    26,342,036
SECURITIES
(Cost $26,742,560)

FOREIGN GOVERNMENT AND
GOVERNMENT AGENCY
OBLIGATIONS (D) - 0.7%



Korean Republic yankee 8.75%      Baa3       115,000                         118,690
4/15/03

Ontario Province:

5.75% 11/7/00                     Aa3        1,180,000                       1,173,628

yankee 8% 10/17/01                Aa3        1,200,000                       1,234,188

TOTAL FOREIGN GOVERNMENT AND                                                 2,526,506
GOVERNMENT AGENCY OBLIGATIONS
(Cost $2,546,610)

SUPRANATIONAL OBLIGATIONS -
1.6%



African Development Bank:

7.75% 12/15/01                    Aa1        2,240,000                       2,297,859

9.3% 7/1/00                       Aa1        3,320,000                       3,391,114

TOTAL SUPRANATIONAL OBLIGATIONS                                              5,688,973
(Cost $5,922,376)


CASH EQUIVALENTS - 3.0%

                              MATURITY AMOUNT      VALUE (NOTE 1)

Investments in repurchase     $ 10,725,762         $ 10,721,000
agreements (U.S. Government
obligations), in a joint
trading account at 5.33%,
dated 10/29/99 due 11/1/99
(Cost $10,721,000)

TOTAL INVESTMENT PORTFOLIO -                        359,466,231
98.6%  (Cost $364,346,831)

NET OTHER ASSETS - 1.4%                             5,271,743

NET ASSETS - 100%                                 $ 364,737,974

LEGEND

(a) Standard & Poor's credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.

(b) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $46,851,048 or 12.8% of net assets.

(c) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(d) For foreign government obligations not individually rated by S&P or Moody's, the ratings listed have been assigned by FMR, the fund's investment adviser, based principally on S&P and Moody's ratings of the sovereign credit of the issuing government.

OTHER INFORMATION

The composition of long-term debt holdings as a percentage of total value of investments in securities, is as follows (ratings are unaudited):

MOODY'S RATINGS            S&P RATINGS

Aaa, Aa, A        61.7%    AAA, AA, A    55.9%

Baa               32.7%    BBB           30.7%

Ba                1.9%     BB            1.5%

B                 0.0%     B             0.0%

Caa               0.0%     CCC           0.0%

Ca, C             0.0%     CC, C         0.0%

                           D             0.0%

The percentage not rated by Moody's or S&P amounted to 0.4%.

INCOME TAX INFORMATION

At October 31, 1999, the aggregate cost of investment securities for income tax purposes was $364,393,025. Net unrealized depreciation aggregated $4,926,794, of which $171,764 related to appreciated investment securities and $5,098,558 related to depreciated investment securities.

At October 31, 1999, the fund had a capital loss carryforward of approximately $45,403,000 of which $38,000, $336,000, $17,691,000,
$19,457,000, $2,265,000, $3,149,000 and $2,467,000 will expire on
October 31, 2000, 2001, 2002, 2003, 2004 and 2005 and 2007,
respectively.

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
                                          OCTOBER 31, 1999

ASSETS

Investment in securities, at                 $ 359,466,231
value (including repurchase
agreements of $10,721,000)
(cost $364,346,831) - See
accompanying schedule

Cash                                          733

Receivable for investments                    99,336
sold

Receivable for fund shares                    2,126,831
sold

Interest receivable                           5,055,018

 TOTAL ASSETS                                 366,748,149

LIABILITIES

Payable for fund shares         $ 1,439,829
redeemed

Distributions payable            278,182

Accrued management fee           129,050

Distribution fees payable        64,474

Other payables and accrued       98,640
expenses

 TOTAL LIABILITIES                            2,010,175

NET ASSETS                                   $ 364,737,974

Net Assets consist of:

Paid in capital                              $ 414,939,579

Undistributed net investment                  128,689
income

Accumulated undistributed net                 (45,449,694)
realized gain (loss) on
investments and foreign
currency transactions

Net unrealized appreciation                   (4,880,600)
(depreciation) on investments

NET ASSETS                                   $ 364,737,974

STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                        OCTOBER 31, 1999

CALCULATION OF MAXIMUM             $9.15
OFFERING PRICE CLASS A: NET
ASSET VALUE and redemption
price per share
($17,834,533 (divided by)
1,949,666 shares)

Maximum offering price per         $9.29
share (100/98.50 of $9.15)

CLASS T: NET ASSET VALUE and       $9.15
redemption price per share
($309,669,728 (divided by)
33,835,291 shares)

Maximum offering price per         $9.29
share (100/98.50 of $9.15)

CLASS C: NET ASSET VALUE and       $9.16
offering price per share
($30,428,297 (divided by)
3,323,666 shares)   A

INSTITUTIONAL CLASS: NET           $9.15
ASSET VALUE, offering price
and redemption price   per
share ($6,805,416 (divided
by) 743,622 shares)

A REDEMPTION PRICE PER SHARE IS EQUAL TO NET ASSET VALUE LESS ANY
APPLICABLE CONTINGENT DEFERRED SALES CHARGE.

STATEMENT OF OPERATIONS

                               YEAR ENDED OCTOBER 31, 1999

INVESTMENT INCOME                             $ 21,968,830
Interest

EXPENSES

Management fee                  $ 1,459,500

Transfer agent fees              614,887

Distribution fees                599,601

Accounting fees and expenses     105,213

Non-interested trustees'         1,125
compensation

Custodian fees and expenses      24,614

Registration fees                82,409

Audit                            33,971

Legal                            6,186

Interest                         961

 Total expenses before           2,928,467
reductions

 Expense reductions              (12,612)      2,915,855

NET INVESTMENT INCOME                          19,052,975

REALIZED AND UNREALIZED GAIN                   (2,605,978)
(LOSS)
Net realized gain (loss) on
investment securities

Change in net unrealized
appreciation (depreciation)
on:

 Investment securities           (6,052,422)

 Delayed delivery commitments    (10,500)      (6,062,922)

NET GAIN (LOSS)                                (8,668,900)

NET INCREASE (DECREASE) IN                    $ 10,384,075
NET ASSETS RESULTING  FROM
OPERATIONS

STATEMENT OF CHANGES IN NET ASSETS

                               YEAR ENDED OCTOBER 31, 1999  YEAR ENDED OCTOBER 31, 1998

INCREASE (DECREASE) IN NET
ASSETS

Operations Net investment      $ 19,052,975                 $ 20,862,249
income

 Net realized gain (loss)       (2,605,978)                  173,470

 Change in net unrealized       (6,062,922)                  421,556
appreciation (depreciation)

 NET INCREASE (DECREASE) IN     10,384,075                   21,457,275
NET ASSETS RESULTING  FROM
OPERATIONS

Distributions to shareholders   (18,762,496)                 (20,556,957)
from net investment income

Share transactions - net        15,720,432                   (21,594,124)
increase (decrease)

  TOTAL INCREASE (DECREASE)     7,342,011                    (20,693,806)
IN NET ASSETS

NET ASSETS

 Beginning of period            357,395,963                  378,089,769

 End of period (including      $ 364,737,974                $ 357,395,963
undistributed net investment
income and distributions in
excess of net investment
income of $128,689 and
$56,261, respectively)


FINANCIAL HIGHLIGHTS - CLASS A

YEARS ENDED OCTOBER 31,          1999      1998     1997      1996 G

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 9.380   $ 9.310  $ 9.370   $ 9.290
period

Income from Investment
Operations

Net investment income D           .518      .572     .532      .090

Net realized and unrealized       (.233)    .024     (.021)    .081
gain (loss)

Total from investment             .285      .596     .511      .171
operations

Less Distributions

From net investment income        (.515)    (.526)   (.571)    (.091)

Net asset value, end of period   $ 9.150   $ 9.380  $ 9.310   $ 9.370

TOTAL RETURN B, C                 3.12%     6.58%    5.64%     1.85%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 17,835  $ 5,524  $ 19,726  $ 204
(000 omitted)

Ratio of expenses to average      .82%      .90% E   .90% E    .90% A, E
net assets

Ratio of expenses to average      .80% F    .90%     .90%      .90% A
net assets after expense
reductions

Ratio of net investment           5.68%     6.03%    6.00%     6.27% A
income to average  net assets

Portfolio turnover rate           139%      124%     105%      124%

A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
F FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.
G FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF CLASS A SHARES) TO OCTOBER 31, 1996

FINANCIAL HIGHLIGHTS - CLASS T

YEARS ENDED OCTOBER 31,          1999       1998       1997       1996       1995

SELECTED PER-SHARE DATA

Net asset value,  beginning      $ 9.380    $ 9.350    $ 9.380    $ 9.470    $ 9.480
of period

Income from Investment
Operations

Net investment income             .523 C     .555 C     .578 C     .594 C     .403

Net realized and unrealized       (.238)     .019       (.036)     (.094)     .148
gain (loss)

Total from investment             .285       .574       .542       .500       .551
operations

Less Distributions

From net investment income        (.515)     (.544)     (.572)     (.590)     (.407)

Return of capital                 -          -          -          -          (.154)

Total distributions               (.515)     (.544)     (.572)     (.590)     (.561)

Net asset value, end of period   $ 9.150    $ 9.380    $ 9.350    $ 9.380    $ 9.470

TOTAL RETURN A, B                 3.12%      6.32%      5.97%      5.45%      6.05%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 309,670  $ 333,050  $ 351,614  $ 416,700  $ 546,546
(000 omitted)

Ratio of expenses to average      .84%       .89%       .89%       .88%       .89%
net assets

Ratio of expenses to average      .83% D     .89%       .89%       .88%       .89%
net assets after expense
reductions

Ratio of net investment           5.64%      5.93%      6.19%      6.29%      6.05%
income  to average net assets

Portfolio turnover rate           139%       124%       105%       124%       179%


A TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE.
B THE TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIOD SHOWN.
C NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
D FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.

FINANCIAL HIGHLIGHTS - CLASS C

YEARS ENDED OCTOBER 31,          1999      1998 G

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 9.380   $ 9.340
period

Income from Investment
Operations

Net investment income D           .434      .437

Net realized and unrealized       (.222)    .064
gain (loss)

Total from investment             .212      .501
operations

Less Distributions

From net investment income        (.432)    (.461)

Net asset value, end of period   $ 9.160   $ 9.380

TOTAL RETURN B, C                 2.31%     5.49%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 30,428  $ 11,795
(000 omitted)

Ratio of expenses to average      1.73%     1.75% A, E
net assets

Ratio of expenses to average      1.72% F   1.75% A
net assets after expense
reductions

Ratio of net investment           4.75%     4.92% A
income to average net assets

Portfolio turnover rate           139%      124%

A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
F FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.
G FOR THE PERIOD NOVEMBER 3, 1997 (COMMENCEMENT OF SALE OF CLASS C SHARES) TO OCTOBER 31, 1998

FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS

YEARS ENDED OCTOBER 31,          1999     1998     1997     1996     1995 G

SELECTED PER-SHARE DATA

Net asset value,  beginning      $ 9.380  $ 9.350  $ 9.370  $ 9.470  $ 9.450
of period

Income from Investment
Operations

Net investment income             .534 D   .566 D   .589 D   .598 D   .137

Net realized and  unrealized      (.236)   .021     (.023)   (.098)   .067
gain (loss)

Total from investment             .298     .587     .566     .500     .204
operations

Less Distributions

From net investment income        (.528)   (.557)   (.586)   (.600)   (.136)

Return of capital                 -        -        -        -        (.048)

Total distributions               (.528)   (.557)   (.586)   (.600)   (.184)

Net asset value, end of period   $ 9.150  $ 9.380  $ 9.350  $ 9.370  $ 9.470

TOTAL RETURN B, C                 3.27%    6.47%    6.24%    5.45%    2.18%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 6,805  $ 7,027  $ 6,750  $ 9,200  $ 9,827
(000 omitted)

Ratio of expenses to average      .71%     .75% E   .75% E   .80% E   .85% A, E
net assets

Ratio of expenses to average      .70% F   .75%     .75%     .80%     .85% A
net assets after expense
reductions

Ratio of net investment           5.77%    6.06%    6.30%    6.37%    6.10% A
income  to average net assets

Portfolio turnover rate           139%     124%     105%     124%     179%


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
F FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.
G FOR THE PERIOD JULY 3, 1995 (COMMENCEMENT OF SALE OF INSTITUTIONAL CLASS SHARES) TO OCTOBER 31, 1995

NOTES TO FINANCIAL STATEMENTS
For the period ended October 31, 1999


1. SIGNIFICANT ACCOUNTING POLICIES.

Fidelity Advisor Short Fixed-Income Fund (the fund) is a fund of Fidelity Advisor Series II (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, and certain other class-specific fees, expenses, and expense reductions.

The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

SECURITY VALUATION. Securities are valued based upon a computerized matrix system and/or appraisals by a pricing service, both of which consider market transactions and dealer-supplied valuations. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.

INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

INVESTMENT INCOME. Interest income, which includes accretion of original issue discount, is accrued as earned.

EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

DISTRIBUTIONS TO SHAREHOLDERS. Distributions are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for paydown gains/losses on certain securities, market discount, capital loss carryforwards and losses deferred due to wash sales.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. OPERATING POLICIES.

JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

DELAYED DELIVERY TRANSACTIONS. The fund may purchase or sell securities on a delayed delivery basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The fund may receive compensation for interest forgone in the purchase of a delayed delivery security.

2. OPERATING POLICIES - CONTINUED

DELAYED DELIVERY TRANSACTIONS - CONTINUED

With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, the fund had no investments in restricted securities (excluding 144A issues).

3. PURCHASES AND SALES OF INVESTMENTS.

Purchases and sales of securities, other than short-term securities, aggregated $460,855,484 and $452,272,824, respectively, of which U.S. government and government agency obligations aggregated $285,250,239 and $288,006,719, respectively.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.

MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .0920% to .3700% for the period. The annual individual fund fee rate is .30%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annual rate of .43% of average net assets.

SUB-ADVISER FEE. FMR, on behalf of the fund, has entered into a sub-advisory agreement with Fidelity Investments Money Management, Inc. (FIMM), a wholly owned subsidiary of FMR. For its services, FIMM receives a fee from FMR of 50% of the management fee payable to FMR. The fee is paid prior to any voluntary expense reimbursements which may be in effect.

DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Board of Trustees has adopted separate distribution plans with respect to each class of shares (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a distribution and service

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

DISTRIBUTION AND SERVICE PLAN - CONTINUED

fee. A portion of this fee may be reallowed to securities dealers, banks and other financial institutions for the distribution of each class of shares and providing shareholder support services. For the period, this fee was based on the following annual rates of the average net assets of each applicable class:

CLASS A    .15%

CLASS T    .15%

CLASS C    1.00%*

* .75% REPRESENTS A DISTRIBUTION FEE AND .25% REPRESENTS A SHAREHOLDER SERVICE FEE.

For the period, each class paid FDC the following amounts, a portion of which was retained by FDC:

          PAID TO FDC  RETAINED BY FDC

CLASS A   $ 19,542     $ -

CLASS T    460,956      3,071

CLASS C    119,103      101,821

          $ 599,601    $ 104,892

SALES LOAD. FDC receives a front-end sales charge of up to 1.50% for selling Class A and Class T shares of the fund and the proceeds of a contingent deferred sales charge levied on Class C share redemptions occurring within one year of purchase. The Class C charge is 1% of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. A portion of the sales charges paid to FDC is paid to securities dealers, banks and other financial institutions.

For the period, sales charge amounts paid to and retained by FDC were as follows:

          PAID TO FDC  RETAINED BY FDC

CLASS A   $ 56,679     $ 14,321

CLASS T    248,099      79,649

CLASS C    26,881       26,881*

          $ 331,659    $ 120,851

* WHEN CLASS C SHARES ARE INITIALLY SOLD, FDC PAYS COMMISSIONS FROM ITS OWN RESOURCES TO SECURITIES DEALERS,
 BANKS AND OTHER FINANCIAL INSTITUTIONS THROUGH WHICH THE SALES ARE
MADE.

TRANSFER AGENT FEES. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent (collectively referred to as the transfer agent) for the

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

TRANSFER AGENT FEES - CONTINUED

fund's Class A, Class T, Class C, and Institutional Class. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

                       AMOUNT     % OF AVERAGE NET ASSETS

CLASS A                $ 21,088   .16

CLASS T                 553,315   .18

CLASS C                 26,661    .22

INSTITUTIONAL CLASS     13,823    .20

                       $ 614,887

ACCOUNTING FEES. Fidelity Service Company, Inc. maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

5. BANK BORROWINGS.

The fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The average daily loan balance during the period for which the loan was outstanding amounted to $6,019,000. The weighted average interest rate was 5.75%.

6. EXPENSE REDUCTIONS.

Through arrangements with the fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce a portion of expenses. During the period, the fund's custodian fees were reduced by $10,995 under the custodian arrangement, and Class A's expenses were reduced by $1,617 under the transfer agent arrangement.

7. DISTRIBUTIONS TO SHAREHOLDERS.

Distributions to shareholders of each class were as follows:

                            YEAR ENDED OCTOBER 31,

                            1999                    1998A

FROM NET INVESTMENT INCOME

CLASS A                     $ 728,649               $ 388,579

CLASS T                      17,079,838              19,688,772

CLASS C                      560,143                 94,836

INSTITUTIONAL CLASS          393,866                 384,770

TOTAL                       $ 18,762,496            $ 20,556,957

A DISTRIBUTIONS FOR CLASS C ARE FOR THE PERIOD NOVEMBER 3, 1997
(COMMENCEMENT OF SALE OF SHARES) TO OCTOBER 31, 1998.

8. SHARE TRANSACTIONS.

Transactions for each class of shares for the periods are as follows:

                            SHARES                                          DOLLARS

                            YEAR ENDED OCTOBER 31,  YEAR ENDED OCTOBER 31,  YEAR ENDED OCTOBER 31,  YEAR ENDED OCTOBER 31,

                            1999                    1998A                   1999                    1998A



CLASS A Shares sold          4,473,072               592,781                $ 41,324,913            $ 5,547,089

Reinvestment of
distributions                71,481                  15,963                  658,379                 149,204

Shares redeemed              (3,183,911)             (2,137,845)             (29,310,347)            (20,007,107)

Net increase (decrease)      1,360,642               (1,529,101)            $ 12,672,945            $ (14,310,814)

CLASS T Shares sold          21,974,295              18,467,587             $ 203,715,730           $ 172,851,708

Reinvestment of
distributions                1,462,245               1,675,946               13,533,243              15,669,989

Shares redeemed              (25,110,949)            (22,231,985)            (233,084,712)           (207,892,792)

Net increase (decrease)      (1,674,409)             (2,088,452)            $ (15,835,739)          $ (19,371,095)

CLASS C Shares sold          4,501,972               1,458,611              $ 41,508,375            $ 13,712,358

Reinvestment of
distributions                46,606                  6,695                   430,046                 62,751

Shares redeemed              (2,481,867)             (208,351)               (23,005,901)            (1,947,580)

Net increase (decrease)      2,066,711               1,256,955              $ 18,932,520            $ 11,827,529

INSTITUTIONAL CLASS Shares   527,018                 733,154                $ 4,875,430             $ 6,860,400
sold

Reinvestment of
distributions                36,799                  33,202                  340,500                 310,406

Shares redeemed              (569,453)               (738,984)               (5,265,224)             (6,910,550)

Net increase (decrease)      (5,636)                 27,372                 $ (49,294)              $ 260,256


A SHARE TRANSACTIONS FOR CLASS C ARE FOR THE PERIOD NOVEMBER 3, 1997 (COMMENCEMENT OF SALE OF SHARES) TO OCTOBER 31, 1998.

INDEPENDENT AUDITORS' REPORT


To the Trustees of Fidelity Advisor Series II and the Shareholders of Fidelity Advisor Short Fixed-Income Fund:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments of Fidelity Advisor Short Fixed-Income Fund as of October 31, 1999, and the related statements of operations, changes in net assets and financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets for the year ended October 31, 1998, and the financial highlights for each of the years in the four-year period ended October 31, 1998 were audited by other auditors whose report, dated December 15, 1998, expressed an unqualified opinion on those statements and financial highlights.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned at October 31, 1999, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Fidelity Advisor Short Fixed-Income Fund at October 31, 1999, the results of its operations, the changes in its net assets, and its financial highlights for the year then ended in conformity with generally accepted accounting principles.

/s/DELOITTE & TOUCHE LLP
DELOITTE & TOUCHE LLP

Boston, Massachusetts
December 3, 1999

DISTRIBUTIONS


A total of 11.01% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund will notify shareholders in January 2000 of amounts for use in preparing 1999 income tax returns.

INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA

INVESTMENT SUB-ADVISERS
Fidelity Management & Research
(U.K.) Inc., London, England
Fidelity Management & Research
(Far East) Inc., Tokyo, Japan
Fidelity Investments Money Management, Inc. (FIMM)
Merrimack, NH

OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Andrew J. Dudley, Vice President
Fred L. Henning, Jr., Vice President
Dwight D. Churchill, Vice President
Stanley N. Griffith, Assistant Vice President
Eric D. Roiter, Secretary
Richard A. Silver, Treasurer
Matthew N. Karstetter, Deputy Treasurer
John H. Costello, Assistant Treasurer
Thomas J. Simpson, Assistant Treasurer

BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O.McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *

ADVISORY BOARD
J. Gary Burkhead
Abigail P. Johnson
Ned C. Lautenbach

* INDEPENDENT TRUSTEES

GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA

TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

CUSTODIAN
The Bank of New York
New York, NY

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